DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Schedule of Investments
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
CP	Certificate Participation
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.

CONTINUED
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2023.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,927,259,119
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,927,259,119
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,170,576,480
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,170,576,480
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)^^
Investment in Dimensional Emerging Markets Value Fund	$11,457,288,522
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$11,457,288,522
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (4.3%)
*	3R Petroleum Oleo E Gas SA	822,470	$6,183,200
	AES Brasil Energia SA	1,260,514	3,166,778
	Aliansce Sonae Shopping Centers SA	2,080,764	10,696,986
	Allied Tecnologia SA	60,100	87,060
	Alper Consultoria e Corretora de Seguros SA	27,400	177,770
	Alupar Investimento SA	908,854	5,598,714
	Ambev SA, ADR	4,439,378	13,850,859
*	Anima Holding SA	1,317,995	1,340,641
	Arezzo Industria e Comercio SA	179,136	3,121,503
	Atacadao SA	1,405,820	4,078,848
	Auren Energia SA	1,599,891	4,736,658
	B3 SA - Brasil Bolsa Balcao	7,569,216	23,850,133
	Banco Bradesco SA	1,687,812	5,300,345
	Banco BTG Pactual SA	1,454,592	10,461,681
	Banco do Brasil SA	2,636,782	26,871,060
	Banco Santander Brasil SA	820,871	4,957,774
	BB Seguridade Participacoes SA	1,637,682	10,777,619
	Bemobi Mobile Tech SA	73,600	210,119
*	Blau Farmaceutica SA	54,200	238,176
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,429,598
#*	Braskem SA, ADR, Class A	444,922	4,725,072
*	BRF SA	7,158,653	14,775,248
*	C&A Modas SA	299,580	361,111
	Caixa Seguridade Participacoes SA	86,931	198,358
	Camil Alimentos SA	736,866	1,134,419
	CCR SA	6,771,929	19,032,289
	Centrais Eletricas Brasileiras SA	1,588,059	12,979,853
*	Centro De Imagem Diagnosticos SA	16,381	83,659
	Cia Brasileira de Aluminio	368,176	412,653
#*	Cia Brasileira de Distribuicao, ADR	89,028	386,381
*	Cia Brasileira de Distribuicao	1,142,471	5,001,142
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	827,280	10,164,413
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	27,235	332,539
	Cia de Saneamento de Minas Gerais Copasa MG	1,109,411	4,748,502
	Cia de Saneamento do Parana	1,425,458	6,318,287
	Cia de Saneamento do Parana	884,000	760,852
	Cia Energetica de Minas Gerais, Sponsored ADR	284,504	748,246
	Cia Energetica de Minas Gerais	979,067	3,817,921
	Cia Paranaense de Energia	710,016	1,228,217
	Cia Paranaense de Energia, Class B	209,372	1,827,287
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	8,314,318
	Cia Siderurgica Nacional SA	1,458,426	4,268,489
	Cielo SA	6,407,413	6,395,557
*	Clear Sale SA	8,500	10,012
*	Cogna Educacao SA	13,965,794	9,893,822
*	Construtora Tenda SA	455,027	1,153,745
	Cosan SA	2,042,422	8,612,402
	CPFL Energia SA	290,582	2,198,683
	Cruzeiro do Sul Educacional SA	146,000	139,864
	CSU Digital SA	215,633	723,679
	Cury Construtora e Incorporadora SA	578,520	2,174,000
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	11,419,410
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	11,268	33,360
	Dexco SA	2,869,224	5,078,595
	Diagnosticos da America SA	80,252	228,261

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	514,774	$1,438,047
	Direcional Engenharia SA	684,549	3,054,504
	EcoRodovias Infraestrutura e Logistica SA	1,255,569	2,179,904
*	Embraer SA	656,049	2,568,008
*	Embraer SA, Sponsored ADR	1,027,119	16,064,141
	Empreendimentos Pague Menos SA	777,006	693,411
	Enauta Participacoes SA	1,014,332	2,992,320
	Energisa SA	982,500	10,428,057
*	Eneva SA	2,249,555	6,360,360
	Engie Brasil Energia SA	575,061	5,355,683
	Equatorial Energia SA	3,453,185	24,492,694
	Eternit SA	369,100	836,744
	Even Construtora e Incorporadora SA	764,619	1,194,932
	Ez Tec Empreendimentos e Participacoes SA	782,301	3,594,903
	Fleury SA	1,840,665	6,270,813
	Fras-Le SA	170,309	484,050
*	Gafisa SA	56,097	71,415
	Gafisa SA, ADR	11,462	25,503
	Gerdau SA, Sponsored ADR	2,645,587	16,270,362
#*	Gol Linhas Aereas Inteligentes SA, ADR	38,066	153,408
Ω	GPS Participacoes e Empreendimentos SA	491,590	1,811,983
	Grendene SA	1,514,959	2,409,197
	Grupo De Moda Soma SA	1,416,540	3,367,044
*	Grupo Mateus SA	2,984,986	4,999,437
	Grupo SBF SA	491,467	1,372,938
	Guararapes Confeccoes SA	686,928	1,061,897
*Ω	Hapvida Participacoes e Investimentos SA	12,055,625	12,237,272
*	Hidrovias do Brasil SA	1,485,622	1,250,389
*††	Hua Han Health Industry Holdings Ltd.	17,460,041	0
	Hypera SA	766,418	7,011,418
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	154,320
*	International Meal Co. Alimentacao SA, Class A	1,372,786	769,312
	Iochpe-Maxion SA	1,272,246	3,726,272
	Irani Papel e Embalagem SA	410,135	884,669
*	IRB-Brasil Resseguros SA	362,924	3,155,892
	Itau Unibanco Holding SA	824,011	4,312,825
	Jalles Machado SA	701,844	1,316,491
	JBS SA	3,647,033	14,484,014
	JHSF Participacoes SA	2,738,867	3,266,658
	JSL SA	236,665	492,974
	Kepler Weber SA	881,476	1,750,369
	Klabin SA	5,740,670	27,921,842
	Lavvi Empreendimentos Imobiliarios SA	135,600	242,022
	Localiza Rent a Car SA	596,809	8,483,750
Ω	Locaweb Servicos de Internet SA	1,748,820	2,740,419
	LOG Commercial Properties e Participacoes SA	220,977	1,000,033
*	Log-in Logistica Intermodal SA	246,000	2,609,434
*	Lojas Quero Quero SA	726,644	1,026,483
	Lojas Renner SA	2,191,139	8,688,101
	LPS Brasil-Consultoria de Imoveis SA	375,988	221,041
	M Dias Branco SA	461,320	4,071,030
*	Magazine Luiza SA	4,262,054	3,019,377
	Mahle Metal Leve SA	335,127	3,216,794
	Marcopolo SA	770,800	671,572
*Ω	Meliuz SA	103,288	216,897
	Melnick Even Desenvolvimento Imobiliario SA	106,300	107,902
	Mills Estruturas e Servicos de Engenharia SA	1,275,013	3,354,198
	Minerva SA	1,575,373	3,361,462
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	51,600	75,183

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Moura Dubeux Engenharia SA	222,600	$514,516
	Movida Participacoes SA	1,364,346	3,292,030
	MRV Engenharia e Participacoes SA	2,660,849	7,821,475
*	Multilaser Industrial SA	70,400	49,874
	Multiplan Empreendimentos Imobiliarios SA	294,994	1,647,537
*	Natura & Co. Holding SA	3,381,599	13,065,147
	Neoenergia SA	396,403	1,638,843
	Odontoprev SA	1,650,968	4,280,384
*	Omega Energia SA	142,438	352,724
*	Orizon Valorizacao de Residuos SA	138,473	1,126,525
	Ouro Fino Saude Animal Participacoes SA	12,400	64,743
	Pet Center Comercio e Participacoes SA	583,269	863,417
	Petroleo Brasileiro SA, Sponsored ADR	776,944	10,255,661
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	18,029,932
	Petroleo Brasileiro SA	16,003,488	117,807,331
	Petroreconcavo SA	308,880	1,501,697
	Plano & Plano Desenvolvimento Imobiliario SA	41,700	100,353
	Porto Seguro SA	1,560,920	9,450,519
	Portobello SA	518,834	920,543
	Positivo Tecnologia SA	724,600	1,264,171
*	PRIO SA	2,549,517	24,596,134
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	1,001,788
	Raia Drogasil SA	2,698,197	16,530,112
Ω	Rede D'Or Sao Luiz SA	1,172,662	8,927,482
	Romi SA	458,537	1,384,702
	Rumo SA	1,386,664	6,814,924
	Santos Brasil Participacoes SA	1,996,734	4,057,862
*	Sao Carlos Empreendimentos e Participacoes SA	22,300	120,725
	Sao Martinho SA	1,457,449	10,315,795
#	Sendas Distribuidora SA, ADR	92,577	1,329,406
	Sendas Distribuidora SA	3,533,997	10,066,707
	SIMPAR SA	2,042,544	4,224,389
	Sinqia SA	162,000	912,990
	SLC Agricola SA	1,085,161	10,016,876
	Suzano SA	2,911,977	29,601,635
	Suzano SA, Sponsored ADR	140,729	1,429,808
*	SYN prop e tech SA	149,434	130,197
	Tegma Gestao Logistica SA	238,860	1,131,980
	Telefonica Brasil SA	841,993	7,498,033
#	Telefonica Brasil SA, ADR	78,887	708,405
	TIM SA	4,075,757	12,359,790
	TOTVS SA	864,930	5,408,613
	Transmissora Alianca de Energia Eletrica SA	1,722,371	13,112,420
	Tres Tentos Agroindustrial SA	30,390	81,297
	Trisul SA	415,879	539,994
	Tupy SA	657,319	3,776,761
	Ultrapar Participacoes SA	2,847,779	11,376,060
#	Ultrapar Participacoes SA, Sponsored ADR	23,879	94,322
	Unifique Telecomunicacoes SA	43,300	37,543
	Unipar Carbocloro SA	62,270	986,312
	Usinas Siderurgicas de Minas Gerais SA Usiminas	702,852	1,090,972
	Vale SA	10,010,868	146,413,248
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	1,321,256
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,282,486	3,238,252
*	Via SA	7,542,449	3,445,242
	Vibra Energia SA	4,258,543	15,426,665
	Vittia Fertilizantes E Biologicos SA	10,600	27,617
	Vivara Participacoes SA	286,500	1,781,253

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vulcabras Azaleia SA	615,786	$2,554,950
	WEG SA	1,803,349	15,223,831
	Wilson Sons Holdings Brasil SA	177,153	496,010
	Wiz Co.	114,312	152,295
*	XP, Inc., BDR	90,479	2,435,545
*	YDUQS Participacoes SA	1,907,330	8,950,283
*	Zamp SA	1,164,875	1,088,818
TOTAL BRAZIL			1,119,475,059
CHILE — (0.5%)
	Aguas Andinas SA, Class A	13,431,532	4,706,948
	Banco de Chile	8,969,120	998,535
	Banco de Chile, ADR	306,881	6,858,793
	Banco de Credito e Inversiones SA	137,614	4,133,612
	Banco Santander Chile, ADR	306,008	6,456,768
	Besalco SA	2,741,825	1,625,594
	Camanchaca SA	49,415	2,991
	CAP SA	787,910	6,010,673
	Cementos BIO BIO SA	179,409	146,498
	Cencosud SA	5,729,073	12,312,510
	Cencosud Shopping SA	298,541	544,455
	Cia Cervecerias Unidas SA	83,749	694,394
	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	84,319
	Cia Sud Americana de Vapores SA	61,480,201	4,653,455
	Colbun SA	30,021,249	4,739,660
	Cristalerias de Chile SA	59,157	210,663
	Embotelladora Andina SA, ADR, Class B	89,904	1,477,123
	Empresa Nacional de Telecomunicaciones SA	1,123,094	4,514,090
	Empresas CMPC SA	3,112,512	6,143,811
	Empresas COPEC SA	832,565	6,386,063
	Empresas Hites SA	1,398,342	182,680
*	Enel Americas SA	37,262,595	5,036,776
	Enel Chile SA	18,421,978	1,271,178
*	Engie Energia Chile SA	2,183,537	2,235,734
	Falabella SA	1,014,199	2,804,644
	Forus SA	450,262	882,282
	Grupo Security SA	4,380,340	1,260,931
	Instituto de Diagnostico SA	4,394	7,594
	Inversiones Aguas Metropolitanas SA	2,981,968	2,448,964
	Inversiones La Construccion SA	234,904	1,651,996
	Masisa SA	3,525,317	102,531
	Molibdenos y Metales SA	84,693	373,522
	Multiexport Foods SA	3,567,240	866,994
	Parque Arauco SA	3,315,681	5,315,712
	PAZ Corp. SA	1,378,694	939,907
	Plaza SA	225,355	362,633
	Ripley Corp. SA	6,616,188	1,439,253
	Salfacorp SA	3,025,615	1,654,965
	Sigdo Koppers SA	1,861,026	2,828,324
	SMU SA	6,573,546	1,241,925
	Sociedad Matriz SAAM SA	25,868,926	2,805,991
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	16,928,362
	Socovesa SA	1,574,885	240,847
	SONDA SA	3,724,700	1,984,565
	Vina Concha y Toro SA	2,853,887	3,874,601
TOTAL CHILE			131,443,866

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (26.0%)
*	360 Security Technology, Inc., Class A	730,734	$1,214,681
*	361 Degrees International Ltd.	7,448,000	4,121,711
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	551,934	2,079,228
Ω	3SBio, Inc.	12,370,500	11,917,071
*	5I5J Holding Group Co. Ltd., Class A	1,881,600	833,647
*††	A Metaverse Co.	940,000	3,495
#	AAC Technologies Holdings, Inc.	6,189,000	14,179,339
	Accelink Technologies Co. Ltd., Class A	399,537	1,700,009
	ADAMA Ltd., Class A	220,100	266,976
	Addsino Co. Ltd., Class A	651,400	878,050
	Advanced Technology & Materials Co. Ltd., Class A	528,400	682,988
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	475,338
	AECC Aviation Power Co. Ltd., Class A	103,572	586,723
	Aerospace Hi-Tech Holdings Group Ltd., Class A	421,511	611,613
#*	Agile Group Holdings Ltd.	11,990,465	2,140,000
#*	Agora, Inc., ADR	24,383	78,757
	Agricultural Bank of China Ltd., Class H	90,984,460	33,095,144
	Aier Eye Hospital Group Co. Ltd., Class A	825,834	2,330,401
*	Air China Ltd., Class H	1,864,000	1,528,573
	Aisino Corp., Class A	541,000	1,004,385
	Ajisen China Holdings Ltd.	4,092,000	527,352
Ω	Ak Medical Holdings Ltd.	2,354,000	2,350,568
*	Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	221,553,779
*	Alibaba Group Holding Ltd.	26,951,200	344,419,551
#*	Alibaba Health Information Technology Ltd.	4,084,000	2,932,384
*	Alibaba Pictures Group Ltd.	75,930,000	4,668,874
#Ω	A-Living Smart City Services Co. Ltd.	7,137,000	5,127,119
	All Winner Technology Co. Ltd., Class A	210,470	794,198
*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	1,235,749
	Allmed Medical Products Co. Ltd., Class A	357,400	538,378
	Aluminum Corp. of China Ltd., Class H	21,840,000	10,860,559
*	Amlogic Shanghai Co. Ltd., Class A	51,696	638,369
	Amoy Diagnostics Co. Ltd., Class A	97,846	330,761
	An Hui Wenergy Co. Ltd., Class A	643,539	602,382
	Angang Steel Co. Ltd., Class H	15,395,908	4,621,664
	Angel Yeast Co. Ltd., Class A	221,000	1,147,245
	Anhui Anke Biotechnology Group Co. Ltd., Class A	516,200	752,320
	Anhui Conch Cement Co. Ltd., Class H	5,422,000	16,368,446
	Anhui Construction Engineering Group Co. Ltd., Class A	859,516	682,777
	Anhui Expressway Co. Ltd., Class H	2,650,000	2,669,020
	Anhui Guangxin Agrochemical Co. Ltd., Class A	335,972	909,603
	Anhui Gujing Distillery Co. Ltd., Class A	37,502	1,428,368
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,154,954
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	271,670	1,255,464
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	598,174
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	209,188
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,431,863
	Anhui Jinhe Industrial Co. Ltd., Class A	306,782	1,036,032
	Anhui Kouzi Distillery Co. Ltd., Class A	208,828	1,783,250
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	142,706
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	663,881
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	312,192	475,186
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	852,269
	Anhui Xinhua Media Co. Ltd., Class A	739,600	821,172
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,957,383
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	320,000	606,456
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,776	432,446
	Anjoy Foods Group Co. Ltd., Class A	24,534	530,654
	Anker Innovations Technology Co. Ltd., Class A	70,100	797,422

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ANTA Sports Products Ltd.	3,557,800	$42,163,178
*Ω	Antengene Corp. Ltd.	219,000	43,519
#*	Anton Oilfield Services Group	22,496,000	1,298,756
*	Aoshikang Technology Co. Ltd., Class A	169,200	824,448
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	677,461
*	Aowei Holdings Ltd.	187,000	15,844
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	10,591
	Apeloa Pharmaceutical Co. Ltd., Class A	373,600	922,379
	ApicHope Pharmaceutical Co. Ltd., Class A	189,390	668,788
	APT Satellite Holdings Ltd.	1,946,000	586,865
#*Ω	Archosaur Games, Inc.	125,000	69,754
*	Art Group Holdings Ltd.	455,000	8,102
*Ω	Ascletis Pharma, Inc.	1,841,000	468,622
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	184,300	706,687
	Asia Cement China Holdings Corp.	5,003,000	2,425,488
Ω	AsiaInfo Technologies Ltd.	972,400	1,372,490
	Asymchem Laboratories Tianjin Co. Ltd., Class A	64,260	1,121,933
	Autobio Diagnostics Co. Ltd., Class A	56,655	444,395
	Avary Holding Shenzhen Co. Ltd., Class A	555,331	1,905,380
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	490,322
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	10,238,698
	AVICOPTER PLC, Class A	72,100	410,714
	Bafang Electric Suzhou Co. Ltd., Class A	38,091	325,458
Ω	BAIC Motor Corp. Ltd., Class H	18,912,500	5,265,241
*	Baidu, Inc., Sponsored ADR	356,687	55,639,605
*	Baidu, Inc., Class A	241,550	4,722,493
Ω	BAIOO Family Interactive Ltd.	7,872,000	369,921
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,159,639
	Bank of Changsha Co. Ltd., Class A	924,447	1,064,648
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,605,618
	Bank of China Ltd., Class H	204,333,702	75,786,924
	Bank of Chongqing Co. Ltd., Class H	3,411,000	1,847,620
	Bank of Communications Co. Ltd., Class H	25,189,618	15,217,812
*	Bank of Gansu Co. Ltd., Class H	80,000	8,204
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,042,239
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,380,076
	Bank of Jiangsu Co. Ltd., Class A	3,721,560	3,764,704
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,043,485
	Bank of Ningbo Co. Ltd., Class A	1,153,249	4,707,373
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,837,840
	Bank of Suzhou Co. Ltd., Class A	832,459	832,311
	Baoshan Iron & Steel Co. Ltd., Class A	5,045,737	4,537,578
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	246,836
*	Baoye Group Co. Ltd., Class H	1,616,440	832,618
*	Baozun, Inc., Sponsored ADR	295,140	1,522,922
#*	Baozun, Inc., Class A	21,000	35,598
	BBMG Corp., Class H	18,622,404	2,202,520
	Bear Electric Appliance Co. Ltd., Class A	93,896	908,910
	Befar Group Co. Ltd., Class A	472,000	321,267
	Beibuwan Port Co. Ltd., Class A	910,045	1,045,923
*	BeiGene Ltd., ADR	777	166,449
*	BeiGene Ltd.	330,000	5,465,631
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	379,507
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	104,852	612,462
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,270,525
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	1,920,318
*	Beijing Capital International Airport Co. Ltd., Class H	13,698,000	8,957,953
	Beijing Career International Co. Ltd., Class A	108,418	568,654

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Certificate Authority Co. Ltd., Class A	75,874	$328,907
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	417,500	807,247
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	369,249
	Beijing Dabeinong Technology Group Co. Ltd., Class A	293,600	291,063
	Beijing Dahao Technology Corp. Ltd., Class A	98,880	176,069
	Beijing Easpring Material Technology Co. Ltd., Class A	127,700	883,411
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	250,620	1,080,650
	Beijing Energy International Holding Co. Ltd.	20,114,000	535,900
	Beijing Enlight Media Co. Ltd., Class A	595,800	699,388
	Beijing Enterprises Holdings Ltd.	3,683,028	14,648,283
	Beijing Enterprises Water Group Ltd.	31,870,469	7,776,564
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	91,314
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	678,064	955,687
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,446,256	739,382
*	Beijing Health Holdings Ltd.	13,284,000	169,286
*	Beijing Hezong Science & Technology Co. Ltd., Class A	520,300	346,988
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	23,765	525,070
*	Beijing Jetsen Technology Co. Ltd., Class A	2,015,191	1,594,198
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,683,168
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	102,437
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,105,570	851,905
	Beijing Kingsoft Office Software, Inc., Class A	12,734	724,696
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	269,214
	Beijing New Building Materials PLC, Class A	425,879	1,689,604
*	Beijing North Star Co. Ltd., Class H	5,940,000	687,938
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	524,359
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	831,562
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	2,167,145
	Beijing Originwater Technology Co. Ltd., Class A	664,873	520,494
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	409,276
	Beijing Roborock Technology Co. Ltd., Class A	21,233	820,791
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	149,814	372,710
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	46,779
*	Beijing Shiji Information Technology Co. Ltd., Class A	367,809	716,715
	Beijing Shougang Co. Ltd., Class A	1,391,400	783,224
*	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	651,493
*	Beijing Sinnet Technology Co. Ltd., Class A	734,910	1,062,773
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	765,926
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	456,762
	Beijing Strong Biotechnologies, Inc., Class A	255,605	711,455
	Beijing Tiantan Biological Products Corp. Ltd., Class A	78,870	276,126
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,428,000	2,546,486
	Beijing Tongrentang Co. Ltd., Class A	171,372	1,224,427
	Beijing Ultrapower Software Co. Ltd., Class A	880,700	1,279,514
	Beijing United Information Technology Co. Ltd., Class A	169,494	909,051
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,789,000	525,514
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	82,502	801,054
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	386,799
	Beijing Yanjing Brewery Co. Ltd., Class A	654,500	1,035,886
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	93,307	767,480
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	416,405	706,023
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,281,952	2,514,864
	Beken Corp., Class A	29,500	118,317
*	Bengang Steel Plates Co. Ltd., Class A	1,716,618	1,021,056
*	Berry Genomics Co. Ltd., Class A	57,000	88,250
	Best Pacific International Holdings Ltd., Class H	1,354,000	182,197
	Bestsun Energy Co. Ltd., Class A	924,440	612,226

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	$390,063
*	Better Life Commercial Chain Share Co. Ltd., Class A	63,000	48,808
	BGI Genomics Co. Ltd., Class A	91,500	769,500
	Biem.L.Fdlkk Garment Co. Ltd., Class A	357,300	1,751,678
*	Bilibili, Inc., Class Z	274,700	5,224,747
	Binhai Investment Co. Ltd.	50,000	10,584
	Binjiang Service Group Co. Ltd.	355,000	975,089
	Black Peony Group Co. Ltd., Class A	563,082	536,197
	Bloomage Biotechnology Corp. Ltd., Class A	2,443	33,378
Ω	Blue Moon Group Holdings Ltd.	225,500	117,269
	Blue Sail Medical Co. Ltd., Class A	609,228	617,623
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	869,847	1,076,169
Ω	BOC Aviation Ltd.	645,500	5,410,682
	BOC International China Co. Ltd., Class A	334,200	531,412
	BOE Technology Group Co. Ltd., Class A	8,760,279	5,190,781
	BOE Varitronix Ltd.	1,409,000	2,151,893
*	Bohai Leasing Co. Ltd., Class A	3,703,685	1,265,063
	Bosideng International Holdings Ltd.	20,354,157	9,331,236
	Bright Dairy & Food Co. Ltd., Class A	817,169	1,257,556
	Bright Real Estate Group Co. Ltd., Class A	563,094	236,604
	BrightGene Bio-Medical Technology Co. Ltd., Class A	104,214	299,787
††	Brilliance China Automotive Holdings Ltd.	20,104,000	10,773,544
	B-Soft Co. Ltd., Class A	697,015	712,464
*	BTG Hotels Group Co. Ltd., Class A	188,471	555,239
#*	Burning Rock Biotech Ltd., ADR	10,922	19,660
	BYD Co. Ltd., Class H	1,867,800	66,527,337
	BYD Electronic International Co. Ltd.	4,695,722	18,128,142
	By-health Co. Ltd., Class A	365,829	1,083,557
	C C Land Holdings Ltd.	13,761,530	2,826,796
	C&D International Investment Group Ltd.	1,751,340	4,784,389
	C&S Paper Co. Ltd., Class A	738,871	1,146,825
	Cabbeen Fashion Ltd.	993,000	104,390
	Caitong Securities Co. Ltd., Class A	844,290	986,756
	Camel Group Co. Ltd., Class A	664,800	865,313
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	862,868	559,451
	Canmax Technologies Co. Ltd., Class A	228,720	1,031,019
	Canny Elevator Co. Ltd., Class A	450,900	561,894
#Ω	CanSino Biologics, Inc., Class H	397,600	1,501,257
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,512,425
	Capinfo Co. Ltd., Class H	60,000	2,809
*	Capital Environment Holdings Ltd.	13,364,000	220,851
*	Capitalonline Data Service Co. Ltd., Class A	231,200	438,334
	Carrianna Group Holdings Co. Ltd.	1,788,877	89,537
	Castech, Inc., Class A	144,570	517,269
	CCS Supply Chain Management Co. Ltd., Class A	288,300	251,180
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	170,167
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,730,357
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	154,596
	CECEP Wind-Power Corp., Class A	1,656,790	848,966
	Central China Management Co. Ltd.	6,510,074	320,354
	Central China New Life Ltd.	1,832,000	642,740
#*	Central China Real Estate Ltd.	9,590,328	180,129
	Central China Securities Co. Ltd., Class H	5,825,000	942,163
	CETC Cyberspace Security Technology Co. Ltd., Class A	7,900	29,462
	CETC Digital Technology Co. Ltd., Class A	242,965	750,830
*	CGN Mining Co. Ltd.	125,000	14,180
#	CGN New Energy Holdings Co. Ltd.	13,606,000	3,944,555
	CGN Nuclear Technology Development Co. Ltd., Class A	472,200	541,333
Ω	CGN Power Co. Ltd., Class H	25,979,000	6,376,302

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	$568,198
	Changchun High & New Technology Industry Group, Inc., Class A	80,718	1,699,336
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,220,064
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,026,588
*	Chanjet Information Technology Co. Ltd., Class H	50,100	28,347
	Chaowei Power Holdings Ltd.	4,943,000	967,883
	Chaozhou Three-Circle Group Co. Ltd., Class A	326,373	1,485,499
*	Chen Lin Education Group Holdings Ltd.	310,000	79,911
	Cheng De Lolo Co. Ltd., Class A	639,500	823,850
	Chengdu ALD Aviation Manufacturing Corp., Class A	70,420	232,750
*	Chengdu CORPRO Technology Co. Ltd., Class A	87,200	262,270
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	536,500
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	415,303
	Chengdu Hongqi Chain Co. Ltd., Class A	893,000	767,601
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	83,700	169,690
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	326,941	735,415
	Chengdu Kanghua Biological Products Co. Ltd., Class A	53,725	444,546
	Chengdu Leejun Industrial Co. Ltd., Class A	81,400	87,979
	Chengdu Wintrue Holding Co. Ltd., Class A	800,900	1,084,980
	Chengdu Xingrong Environment Co. Ltd., Class A	659,492	521,626
*	Chengtun Mining Group Co. Ltd., Class A	1,240,600	901,755
	Chenguang Biotech Group Co. Ltd., Class A	270,946	651,396
	Chengxin Lithium Group Co. Ltd., Class A	226,600	874,007
	Chengzhi Co. Ltd., Class A	580,300	671,233
*	Chiho Environmental Group Ltd.	602,000	40,316
	China Aerospace International Holdings Ltd.	12,782,600	656,161
	China Aircraft Leasing Group Holdings Ltd.	1,860,500	1,054,002
*	China Anchu Energy Storage Group Ltd.	259,000	16,928
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,364,524
	China Baoan Group Co. Ltd., Class A	312,592	504,443
	China Bester Group Telecom Co. Ltd., Class A	31,300	70,102
	China BlueChemical Ltd., Class H	13,627,122	3,406,006
#*Ω	China Bohai Bank Co. Ltd., Class H	5,611,500	871,326
#*	China Boton Group Co. Ltd.	450,000	114,031
	China CAMC Engineering Co. Ltd., Class A	670,993	1,126,446
	China Chengtong Development Group Ltd.	546,000	8,145
	China Cinda Asset Management Co. Ltd., Class H	48,652,000	5,134,633
	China CITIC Bank Corp. Ltd., Class H	28,583,607	13,822,875
	China Coal Energy Co. Ltd., Class H	12,479,168	9,044,244
	China Communications Services Corp. Ltd., Class H	21,097,327	10,036,343
#*	China Conch Environment Protection Holdings Ltd.	9,778,500	2,978,747
	China Conch Venture Holdings Ltd.	8,802,500	11,023,885
	China Construction Bank Corp., Class H	293,426,302	171,026,008
	China CSSC Holdings Ltd., Class A	181,178	847,215
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	577,754
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	4,711,667
	China Design Group Co. Ltd., Class A	421,345	549,499
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,800,000	447,283
*††	China Dili Group	10,753,661	170,704
	China Dongxiang Group Co. Ltd.	21,184,888	886,729
#Ω	China East Education Holdings Ltd.	3,992,500	1,809,856
*	China Eastern Airlines Corp. Ltd., Class H	9,616,000	3,743,512
	China Education Group Holdings Ltd.	8,305,000	7,687,255
	China Electronics Huada Technology Co. Ltd.	4,260,000	795,293
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	265,958
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,475,636
	China Energy Engineering Corp. Ltd., Class H	5,668,000	728,372
	China Enterprise Co. Ltd., Class A	2,240,978	1,228,124
	China Everbright Bank Co. Ltd., Class H	10,340,000	3,080,386

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group Ltd.	18,725,777	$7,472,329
#Ω	China Everbright Greentech Ltd.	5,292,000	878,090
	China Everbright Ltd.	8,596,896	5,640,904
Ω	China Feihe Ltd.	20,223,000	12,393,033
	China Film Co. Ltd., Class A	764,300	1,627,305
*	China Finance Investment Holdings Ltd.	82,000	40,528
*	China Financial Services Holdings Ltd.	71,200	4,439
	China Foods Ltd.	8,252,000	3,118,236
	China Galaxy Securities Co. Ltd., Class H	14,605,000	8,544,874
	China Gas Holdings Ltd.	16,603,200	18,598,826
#*	China Glass Holdings Ltd.	3,264,000	365,816
#	China Gold International Resources Corp. Ltd.	1,064,500	4,297,510
	China Great Wall Securities Co. Ltd., Class A	583,600	727,153
	China Greatwall Technology Group Co. Ltd., Class A	538,400	923,629
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	381,805	667,272
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	120,146
	China Hanking Holdings Ltd.	5,305,000	511,750
#	China Harmony Auto Holding Ltd.	5,879,000	568,071
	China Harzone Industry Corp. Ltd., Class A	467,420	571,393
*	China High Speed Railway Technology Co. Ltd., Class A	1,388,692	476,226
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	1,340,051
	China Hongqiao Group Ltd.	13,835,500	13,349,580
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	23,960,000	1,249,954
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,700
Ω	China International Capital Corp. Ltd., Class H	4,940,000	10,932,891
	China International Marine Containers Group Co. Ltd., Class H	4,965,840	2,956,701
#	China Isotope & Radiation Corp.	147,000	280,999
	China Jinmao Holdings Group Ltd.	44,368,526	7,291,397
	China Jushi Co. Ltd., Class A	1,251,507	2,602,927
	China Kepei Education Group Ltd.	3,148,000	1,058,270
	China Kings Resources Group Co. Ltd., Class A	238,750	843,234
	China Lesso Group Holdings Ltd.	11,467,000	7,834,867
	China Life Insurance Co. Ltd., Class H	4,049,000	7,108,465
	China Lilang Ltd.	3,831,000	2,031,957
*Ω	China Literature Ltd.	2,634,200	12,001,001
*	China Longevity Group Co. Ltd.	893,399	29,441
	China Longyuan Power Group Corp. Ltd., Class H	8,113,000	7,854,654
*††	China Maple Leaf Educational Systems Ltd.	12,398,000	106,511
	China Medical System Holdings Ltd.	13,740,800	23,138,868
	China Meheco Co. Ltd., Class A	273,401	503,712
	China Meidong Auto Holdings Ltd.	1,968,000	2,158,954
	China Mengniu Dairy Co. Ltd.	6,602,000	25,075,641
	China Merchants Bank Co. Ltd., Class H	15,816,646	78,651,908
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,480,072
	China Merchants Land Ltd.	12,962,000	732,375
#	China Merchants Port Holdings Co. Ltd.	10,403,122	14,312,084
	China Merchants Property Operation & Service Co. Ltd., Class A	146,400	333,817
Ω	China Merchants Securities Co. Ltd., Class H	1,262,260	1,279,421
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,535,432
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	17,479,460	6,662,557
#	China Modern Dairy Holdings Ltd.	25,771,000	2,782,015
	China National Accord Medicines Corp. Ltd., Class A	292,129	1,413,178
	China National Building Material Co. Ltd., Class H	32,024,150	20,240,992
	China National Chemical Engineering Co. Ltd., Class A	1,436,900	1,745,964
	China National Medicines Corp. Ltd., Class A	384,382	1,791,546
	China National Nuclear Power Co. Ltd., Class A	4,855,121	4,969,912
	China National Software & Service Co. Ltd., Class A	25,519	185,934
Ω	China New Higher Education Group Ltd.	6,425,000	2,213,519

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	983,500	$697,094
	China Nonferrous Mining Corp. Ltd.	3,221,000	1,703,245
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	713,818	2,470,069
*	China Nuclear Energy Technology Corp. Ltd.	2,978,000	147,330
*	China Oil & Gas Group Ltd.	33,760,000	1,064,902
	China Oilfield Services Ltd., Class H	8,346,000	9,852,772
	China Oriental Group Co. Ltd.	10,070,000	1,579,657
	China Overseas Grand Oceans Group Ltd.	20,165,450	10,300,682
	China Overseas Land & Investment Ltd.	14,627,033	34,697,791
	China Overseas Property Holdings Ltd.	9,986,344	11,732,606
	China Pacific Insurance Group Co. Ltd., Class H	9,186,265	24,765,436
	China Petroleum & Chemical Corp., Class H	99,312,400	55,618,522
	China Power International Development Ltd.	22,822,600	8,576,819
*††	China Properties Group Ltd.	397,000	3,960
	China Publishing & Media Co. Ltd., Class A	971,093	1,453,443
	China Railway Group Ltd., Class H	17,289,000	11,366,840
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	243,503
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,109,000	2,969,159
	China Railway Tielong Container Logistics Co. Ltd., Class A	652,000	572,823
*	China Rare Earth Holdings Ltd.	9,802,399	567,716
	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	529,064
	China Reinsurance Group Corp., Class H	27,955,000	1,940,508
#††Ω	China Renaissance Holdings Ltd.	803,800	561,709
	China Resources Beer Holdings Co. Ltd.	4,741,661	30,549,907
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	110,500	507,964
	China Resources Cement Holdings Ltd.	22,496,946	9,801,989
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	235,054	556,192
	China Resources Gas Group Ltd.	5,391,100	18,676,024
	China Resources Land Ltd.	13,614,610	63,528,856
	China Resources Medical Holdings Co. Ltd.	5,686,500	4,715,165
	China Resources Microelectronics Ltd., Class A	96,230	773,552
Ω	China Resources Mixc Lifestyle Services Ltd.	957,200	4,632,581
Ω	China Resources Pharmaceutical Group Ltd.	12,648,000	9,844,196
	China Resources Power Holdings Co. Ltd.	6,312,820	13,695,285
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	165,785	1,163,192
#	China Risun Group Ltd.	6,011,000	2,801,358
	China Ruifeng Renewable Energy Holdings Ltd.	186,400	5,832
#*	China Ruyi Holdings Ltd.	24,352,000	7,413,897
*	China Sanjiang Fine Chemicals Co. Ltd.	6,678,000	976,788
#*	China SCE Group Holdings Ltd.	5,685,400	396,373
	China Science Publishing & Media Ltd., Class A	215,000	882,478
#*	China Shanshui Cement Group Ltd.	80,000	9,773
Ω	China Shengmu Organic Milk Ltd.	6,000,000	238,804
	China Shenhua Energy Co. Ltd., Class H	13,198,500	39,561,067
	China Shineway Pharmaceutical Group Ltd.	2,580,000	2,837,919
#*	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	113,450
*	China Silver Group Ltd.	9,714,000	410,188
#*	China South City Holdings Ltd.	34,840,711	2,285,824
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,083,383
*	China Southern Airlines Co. Ltd., Class H	8,106,000	5,080,663
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	240,219	225,099
	China Starch Holdings Ltd.	21,115,000	427,517
	China State Construction Development Holdings Ltd.	3,228,000	1,216,731
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,731,993
	China State Construction International Holdings Ltd.	12,506,000	15,333,192
#*	China Sunshine Paper Holdings Co. Ltd.	5,283,500	1,893,864
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	3,853,855

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	11,457,130	$12,779,828
	China Testing & Certification International Group Co. Ltd., Class A	300,488	475,548
*	China Tianrui Group Cement Co. Ltd., Class C	22,000	16,636
	China Tianying, Inc., Class A	1,716,946	1,300,798
	China Tobacco International HK Co. Ltd.	47,000	76,036
	China Tourism Group Duty Free Corp. Ltd., Class A	139,417	2,464,393
Ω	China Tower Corp. Ltd., Class H	155,966,000	17,630,164
	China Traditional Chinese Medicine Holdings Co. Ltd.	24,034,000	11,111,222
*	China TransInfo Technology Co. Ltd., Class A	444,242	812,088
*	China Travel International Investment Hong Kong Ltd.	20,237,892	4,472,346
	China Tungsten & Hightech Materials Co. Ltd., Class A	908,960	1,307,740
	China Union Holdings Ltd., Class A	1,049,234	646,540
	China Vanke Co. Ltd., Class H	8,521,976	12,078,626
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	5,816
	China Water Affairs Group Ltd.	6,172,000	5,236,584
	China West Construction Group Co. Ltd., Class A	777,900	841,976
	China World Trade Center Co. Ltd., Class A	272,900	774,604
Ω	China Xinhua Education Group Ltd.	245,000	24,159
	China XLX Fertiliser Ltd.	5,111,000	2,579,873
	China Yangtze Power Co. Ltd., Class A	2,583,803	7,767,068
	China Yongda Automobiles Services Holdings Ltd.	10,789,000	4,943,554
#*Ω	China Yuhua Education Corp. Ltd.	17,470,000	2,297,640
#*	China ZhengTong Auto Services Holdings Ltd.	8,321,500	578,667
	China Zhenhua Group Science & Technology Co. Ltd., Class A	106,600	1,333,845
#	China Zheshang Bank Co. Ltd., Class H	278,599	81,906
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	118,571
	China Zhongwang Holdings Ltd.	14,337,979	579,115
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	246,500	352,862
	Chinasoft International Ltd.	20,730,000	12,985,121
*	Chindata Group Holdings Ltd., ADR	348,063	2,805,388
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	687,772	1,218,726
	Chongqing Brewery Co. Ltd., Class A	85,900	1,093,447
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,578,973
	Chongqing Department Store Co. Ltd., Class A	245,621	1,223,985
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	887,606	2,128,572
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	141,570	374,214
	Chongqing Gas Group Corp. Ltd., Class A	344,000	342,945
*	Chongqing Iron & Steel Co. Ltd., Class H	2,890,000	323,922
	Chongqing Machinery & Electric Co. Ltd., Class H	1,975,962	147,248
	Chongqing Rural Commercial Bank Co. Ltd., Class H	20,437,000	7,560,065
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	847,700	915,362
	Chongqing Zaisheng Technology Corp. Ltd., Class A	496,620	318,637
	Chongqing Zhifei Biological Products Co. Ltd., Class A	513,618	3,359,139
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	706,793
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	661,941
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	1,447,990
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	20,308
††	CIFI Ever Sunshine Services Group Ltd.	5,206,000	1,528,644
	CIMC Enric Holdings Ltd.	6,108,000	6,159,002
Ω	CIMC Vehicles Group Co. Ltd., Class H	223,000	223,144
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,379,289
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	464,399
	CITIC Ltd.	16,241,567	18,333,878
	CITIC Resources Holdings Ltd.	24,132,000	1,240,699
	CITIC Securities Co. Ltd., Class H	6,289,150	13,546,400
	City Development Environment Co. Ltd., Class A	464,440	846,997
*	Citychamp Watch & Jewellery Group Ltd.	10,322,000	1,565,389
#*	CMGE Technology Group Ltd.	3,274,000	759,435

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CMOC Group Ltd., Class H	17,970,000	$12,025,326
	CMST Development Co. Ltd., Class A	1,187,700	983,196
*	CNFinance Holdings Ltd., ADR	48,387	153,387
	CNGR Advanced Material Co. Ltd., Class A	44,528	385,871
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	671,513
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,132,242
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	813,700	1,085,266
	COFCO Biotechnology Co. Ltd., Class A	1,058,483	1,129,191
*	COFCO Joycome Foods Ltd.	18,754,000	5,203,502
	COFCO Sugar Holding Co. Ltd., Class A	576,153	675,811
*††	Colour Life Services Group Co. Ltd.	1,013,545	68,879
	Comba Telecom Systems Holdings Ltd.	10,278,000	1,737,281
	Concord New Energy Group Ltd.	58,785,909	4,833,863
#*	Confidence Intelligence Holdings Ltd.	22,000	4,788
	Consun Pharmaceutical Group Ltd.	3,841,000	2,814,181
	Contec Medical Systems Co. Ltd., Class A	21,500	69,993
	Contemporary Amperex Technology Co. Ltd., Class A	635,840	21,199,513
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	188,322
*	Coolpad Group Ltd.	20,470,000	128,811
	COSCO SHIPPING Development Co. Ltd., Class H	28,409,300	3,319,785
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,760,000	5,260,189
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	19,482,034
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,726,000	1,576,920
	COSCO SHIPPING Ports Ltd.	12,960,517	8,188,651
*	Cosmopolitan International Holdings Ltd.	228,000	33,325
#*	Country Garden Holdings Co. Ltd.	47,064,191	9,668,910
	Country Garden Services Holdings Co. Ltd.	5,742,673	6,575,065
	CPMC Holdings Ltd.	4,395,000	2,469,264
*	CPT Technology Group Co. Ltd., Class A	1,776,693	494,712
	CQ Pharmaceutical Holding Co. Ltd., Class A	821,854	714,784
#*	Crazy Sports Group Ltd.	16,280,600	348,575
	CRRC Corp. Ltd., Class H	3,666,000	2,023,296
	Crystal Clear Electronic Material Co. Ltd., Class A	260,066	394,576
#Ω	CSC Financial Co. Ltd., Class H	2,874,000	3,402,399
	CSG Holding Co. Ltd., Class A	1,017,696	875,506
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	431,631	791,450
	CSPC Pharmaceutical Group Ltd.	47,380,400	39,575,668
#	CSSC Hong Kong Shipping Co. Ltd.	6,748,000	1,230,532
	CTS International Logistics Corp. Ltd., Class A	863,000	1,146,691
*††	CWT International Ltd.	23,990,000	138,423
	Da Ming International Holdings Ltd.	112,000	23,059
	Daan Gene Co. Ltd., Class A	657,280	932,079
Ω	Dali Foods Group Co. Ltd.	10,736,000	5,012,234
	Dalian Bio-Chem Co. Ltd., Class A	60,480	95,010
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,047,363	740,576
	Dalipal Holdings Ltd.	1,482,000	708,083
	Daqin Railway Co. Ltd., Class A	2,784,238	2,789,846
	Dare Power Dekor Home Co. Ltd., Class A	63,209	74,153
	Dashang Co. Ltd., Class A	171,732	474,051
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	334,656	1,303,906
	Datang International Power Generation Co. Ltd., Class H	9,640,000	1,722,052
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	894,635
	Dazhong Transportation Group Co. Ltd., Class A	576,400	265,444
	Dazzle Fashion Co. Ltd., Class A	215,940	480,493
	DBG Technology Co. Ltd., Class A	501,756	746,581
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	928,110
*	Deppon Logistics Co. Ltd., Class A	138,300	343,634
	DHC Software Co. Ltd., Class A	790,212	752,178
	Dian Diagnostics Group Co. Ltd., Class A	312,400	1,063,069

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Differ Group Auto Ltd.	17,510,000	$187,056
	Digital China Group Co. Ltd., Class A	264,025	929,907
	Digital China Holdings Ltd.	5,379,000	2,132,529
	Digital China Information Service Co. Ltd., Class A	541,857	871,202
	Do-Fluoride Chemicals Co. Ltd., Class A	356,151	977,082
	Dong-E-E-Jiao Co. Ltd., Class A	165,943	1,137,000
	Dongfang Electric Corp. Ltd., Class H	1,457,200	1,951,435
	Dongfang Electronics Co. Ltd., Class A	640,253	824,565
	Dongfeng Motor Group Co. Ltd., Class H	18,226,000	8,530,279
	Dongguan Aohai Technology Co. Ltd., Class A	72,750	347,239
	Dongguan Development Holdings Co. Ltd., Class A	521,900	719,130
*	Dongjiang Environmental Co. Ltd., Class H	1,479,595	444,827
	Dongxing Securities Co. Ltd., Class A	645,055	823,044
#	Dongyue Group Ltd.	15,380,000	15,173,344
*	DouYu International Holdings Ltd., ADR	348,527	418,232
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,685,000	908,010
#*Ω	East Buy Holding Ltd.	1,524,500	7,454,854
	East Group Co. Ltd., Class A	649,900	597,135
	East Money Information Co. Ltd., Class A	1,588,077	3,583,569
	E-Commodities Holdings Ltd.	14,486,000	2,326,027
	Ecovacs Robotics Co. Ltd., Class A	82,092	909,630
	Edan Instruments, Inc., Class A	179,888	332,804
	Edifier Technology Co. Ltd., Class A	386,400	889,995
	Edvantage Group Holdings Ltd.	2,682,088	889,188
	EEKA Fashion Holdings Ltd.	828,500	1,398,378
	EIT Environmental Development Group Co. Ltd., Class A	218,919	466,496
	Electric Connector Technology Co. Ltd., Class A	162,850	823,751
*	Elion Energy Co. Ltd., Class A	1,045,465	502,337
*	Enjoyor Technology Co. Ltd., Class A	332,700	413,153
	ENN Energy Holdings Ltd.	1,962,700	23,856,208
	ENN Natural Gas Co. Ltd., Class A	809,895	2,085,914
	Eoptolink Technology, Inc.Ltd., Class A	203,644	1,479,254
	Era Co. Ltd., Class A	700,900	588,825
	Essex Bio-technology Ltd.	1,607,000	675,940
	Eternal Asia Supply Chain Management Ltd., Class A	1,408,300	1,063,046
#	EVA Precision Industrial Holdings Ltd.	11,084,516	1,242,926
	Eve Energy Co. Ltd., Class A	83,082	689,954
*	Everbright Jiabao Co. Ltd., Class A	1,132,030	533,456
Ω	Everbright Securities Co. Ltd., Class H	930,000	719,994
*	EverChina International Holdings Co. Ltd.	18,107,500	338,930
#*Ω	Everest Medicines Ltd.	158,500	444,778
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	680,903
*	Fangda Special Steel Technology Co. Ltd., Class A	1,418,631	1,004,712
*	Fanhua, Inc., Sponsored ADR	162,747	1,158,759
#	Far East Horizon Ltd.	15,176,000	11,414,750
*	FAW Jiefang Group Co. Ltd., Class A	722,200	937,706
	FAWER Automotive Parts Co. Ltd., Class A	806,478	627,808
*	Feitian Technologies Co. Ltd., Class A	48,300	71,350
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	484,400	1,202,335
	Fibocom Wireless, Inc., Class A	340,794	1,002,041
*	FIH Mobile Ltd.	10,369,000	1,121,225
	Financial Street Holdings Co. Ltd., Class A	1,199,857	867,031
	FinVolution Group, ADR	306,759	1,800,675
	First Capital Securities Co. Ltd., Class A	970,200	856,135
	First Tractor Co. Ltd., Class H	1,384,000	691,635
	Flat Glass Group Co. Ltd., Class H	1,561,000	4,672,497
	Focus Media Information Technology Co. Ltd., Class A	3,872,300	4,042,437
	Foryou Corp., Class A	105,100	510,304
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	413,125	2,683,149

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	270,584	$336,034
	Fosun International Ltd.	11,096,120	8,088,290
*	Founder Holdings Ltd.	948,000	81,950
	Founder Securities Co. Ltd., Class A	1,286,500	1,305,760
*	Fountain SET Holdings Ltd.	526,000	42,904
	Foxconn Industrial Internet Co. Ltd., Class A	1,925,256	6,029,653
	FriendTimes, Inc.	856,000	94,533
	Fu Shou Yuan International Group Ltd.	10,679,000	8,257,477
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	188,301
	Fufeng Group Ltd.	17,353,800	9,450,481
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	164,556	376,215
	Fujian Funeng Co. Ltd., Class A	693,683	810,073
	Fujian Longking Co. Ltd., Class A	462,211	1,150,847
	Fujian Star-net Communication Co. Ltd., Class A	267,508	791,118
	Fujian Sunner Development Co. Ltd., Class A	205,708	615,841
	Fulin Precision Co. Ltd., Class A	189,900	282,187
*	Fullshare Holdings Ltd.	42,082,518	216,513
	Fulongma Group Co. Ltd., Class A	15,572	23,275
	Fulu Holdings Ltd.	36,000	15,216
*	Funshine Culture Group Co. Ltd., Class A	72,300	622,911
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,027,200	13,489,859
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	714,967
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,375,039	8,858,565
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	478,400	800,271
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	990,786
	Gaona Aero Material Co. Ltd., Class A	48,640	161,060
	G-bits Network Technology Xiamen Co. Ltd., Class A	26,800	1,618,192
	GCL Energy Technology Co. Ltd., Class A	338,795	590,187
#*	GCL New Energy Holdings Ltd.	2,556,218	198,328
	GCL Technology Holdings Ltd.	93,070,320	20,276,654
*	GD Power Development Co. Ltd., Class A	1,913,278	988,248
#*	GDS Holdings Ltd., ADR	145,833	1,936,662
*	GDS Holdings Ltd., Class A	2,397,400	3,947,350
	Geely Automobile Holdings Ltd.	19,868,000	28,992,046
	GEM Co. Ltd., Class A	554,200	546,713
	Gemdale Corp., Class A	897,400	1,086,741
	Gemdale Properties & Investment Corp. Ltd.	58,696,000	3,482,428
Ω	Genertec Universal Medical Group Co. Ltd.	7,589,000	4,098,657
*	Genimous Technology Co. Ltd., Class A	802,186	727,840
	GEPIC Energy Development Co. Ltd., Class A	243,500	191,201
	Getein Biotech, Inc., Class A	300,678	531,012
	GF Securities Co. Ltd., Class H	3,816,600	6,106,670
	Giant Network Group Co. Ltd., Class A	559,248	1,112,386
	GigaDevice Semiconductor, Inc., Class A	59,403	955,376
*	Ginlong Technologies Co. Ltd., Class A	41,759	553,321
	Glarun Technology Co. Ltd., Class A	282,300	625,451
*	Glorious Property Holdings Ltd.	14,097,712	45,414
*	Glory Health Industry Ltd.	4,190,000	41,234
	GoerTek, Inc., Class A	569,444	1,427,825
	Goke Microelectronics Co. Ltd., Class A	79,782	868,019
	Goldcard Smart Group Co. Ltd., Class A	195,200	369,210
*	Golden Eagle Retail Group Ltd.	3,171,000	2,644,205
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	366,903
	GoldenHome Living Co. Ltd., Class A	48,860	236,172
	Goldenmax International Group Ltd., Class A	466,171	635,701
	Goldlion Holdings Ltd.	1,458,866	214,495
	Goldpac Group Ltd.	2,076,000	404,984
	Goldwind Science & Technology Co. Ltd., Class H	4,172,384	2,863,283

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GOME Retail Holdings Ltd.	73,215,660	$755,504
*	Goodbaby International Holdings Ltd.	1,414,000	104,095
	GoodWe Technologies Co. Ltd., Class A	19,455	451,661
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	352,998
*	Gotion High-tech Co. Ltd., Class A	102,700	396,310
*	Grand Baoxin Auto Group Ltd.	7,576,864	277,217
	Grand Pharmaceutical Group Ltd., Class L	10,079,000	5,755,054
	Grandblue Environment Co. Ltd., Class A	198,427	522,954
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	980,745
	Great Wall Motor Co. Ltd., Class H	5,154,750	7,053,268
*	Greattown Holdings Ltd., Class A	768,452	394,834
*	Greatview Aseptic Packaging Co. Ltd.	6,255,000	1,835,176
	Gree Electric Appliances, Inc. of Zhuhai, Class A	694,153	3,769,669
	Gree Real Estate Co. Ltd., Class A	700,357	683,292
	Greenland Hong Kong Holdings Ltd.	9,371,275	561,858
	Greentown China Holdings Ltd.	7,933,500	9,120,102
Ω	Greentown Management Holdings Co. Ltd.	3,222,000	2,860,213
#	Greentown Service Group Co. Ltd.	10,770,000	5,654,891
	GRG Banking Equipment Co. Ltd., Class A	431,426	695,749
	GRG Metrology & Test Group Co. Ltd., Class A	330,300	756,743
	Grinm Advanced Materials Co. Ltd., Class A	209,000	390,745
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	895,998
	Guangdong Aofei Data Technology Co. Ltd., Class A	319,343	423,782
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	714,233
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	720,228	695,310
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	621,778
	Guangdong Dongpeng Holdings Co. Ltd., Class A	412,888	697,127
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	596,362
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	548,386
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	700,263
	Guangdong Haid Group Co. Ltd., Class A	313,868	2,212,782
	Guangdong HEC Technology Holding Co. Ltd., Class A	660,145	660,490
	Guangdong Hongda Holdings Group Co. Ltd., Class A	219,400	824,432
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	983,273	286,449
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	258,900	355,496
	Guangdong Hybribio Biotech Co. Ltd., Class A	500,103	725,745
	Guangdong Investment Ltd.	10,954,000	9,483,062
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	52,100	471,690
	Guangdong Land Holdings Ltd.	1,989,361	173,506
	Guangdong Provincial Expressway Development Co. Ltd., Class A	761,111	815,887
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	51,232
	Guangdong South New Media Co. Ltd., Class A	143,679	834,568
	Guangdong Tapai Group Co. Ltd., Class A	725,095	896,296
	Guangdong Topstar Technology Co. Ltd., Class A	206,858	380,868
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	542,100	1,395,843
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	625,532
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	345,004	789,174
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,449,731
*	Guangshen Railway Co. Ltd., Class H	10,182,700	2,685,194
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	25,251
	Guangxi Liugong Machinery Co. Ltd., Class A	970,363	1,085,309
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	448,438
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	494,814	178,023
	Guangzhou Automobile Group Co. Ltd., Class H	7,875,690	4,957,450
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,545,489
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,086,000	3,254,482
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	89,700	589,887
	Guangzhou Haige Communications Group, Inc. Co., Class A	689,350	962,045

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	349,000	$338,194
	Guangzhou Jet Biofiltration Co. Ltd., Class A	17,527	43,819
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	663,739
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	128,500	1,296,756
	Guangzhou Restaurant Group Co. Ltd., Class A	351,987	1,291,977
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	102,124	883,008
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	361,260	1,864,449
	Guangzhou Wondfo Biotech Co. Ltd., Class A	260,614	984,540
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	789,587
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	476,777
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	199,413
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	613,237
*	Guizhou Gas Group Corp. Ltd., Class A	454,600	569,810
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,282,672	1,280,404
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	729,605
	Guizhou Zhenhua E-chem, Inc., Class A	170,041	746,072
*	Guocheng Mining Co. Ltd., Class A	44,700	92,542
#*	Guolian Securities Co. Ltd., Class H	758,000	366,753
	Guomai Technologies, Inc., Class A	601,054	655,040
	Guosen Securities Co. Ltd., Class A	764,897	1,038,358
*	Guosheng Financial Holding, Inc., Class A	1,125,676	1,484,480
Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,263,696
	Guoyuan Securities Co. Ltd., Class A	1,022,145	1,057,087
*	H World Group Ltd., ADR	380,656	18,286,714
#*Ω	Haichang Ocean Park Holdings Ltd.	10,544,000	1,573,404
	Haier Smart Home Co. Ltd., Class A	914,762	3,168,302
	Haier Smart Home Co. Ltd., Class H	8,524,199	28,031,739
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	303,528
	Hainan Drinda New Energy Technology Co. Ltd., Class A	24,200	368,109
	Hainan Haide Capital Management Co. Ltd., Class A	836,889	1,542,494
*	Hainan Meilan International Airport Co. Ltd., Class H	1,464,000	2,220,054
	Hainan Poly Pharm Co. Ltd., Class A	196,196	556,071
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	995,382
	Haitian International Holdings Ltd.	6,059,000	15,175,927
	Haitong Securities Co. Ltd., Class H	6,572,000	4,597,975
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,408,000	271,417
	Hand Enterprise Solutions Co. Ltd., Class A	561,009	834,374
	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	948,924
	Hangcha Group Co. Ltd., Class A	480,469	1,660,278
	Hangjin Technology Co. Ltd., Class A	222,600	981,973
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	630,954
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	429,699	650,476
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	244,026
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	810,695
	Hangzhou First Applied Material Co. Ltd., Class A	164,819	807,851
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	42,066	273,576
	Hangzhou Lion Electronics Co. Ltd., Class A	61,220	329,548
	Hangzhou Onechance Tech Corp., Class A	90,000	352,383
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	1,255,521
	Hangzhou Robam Appliances Co. Ltd., Class A	187,645	767,114
	Hangzhou Silan Microelectronics Co. Ltd., Class A	292,000	1,253,754
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	313,237
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	169,700	1,103,256
*	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	154,541
	Han's Laser Technology Industry Group Co. Ltd., Class A	354,661	1,217,583
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,436,000	3,955,668
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	334,824
*Ω	Harbin Bank Co. Ltd., Class H	918,000	29,434
	Harbin Boshi Automation Co. Ltd., Class A	281,656	693,211

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Electric Co. Ltd., Class H	4,808,587	$1,916,103
*††	Harmonicare Medical Holdings Ltd.	898,000	0
	HBIS Resources Co. Ltd., Class A	454,300	954,531
*Ω	HBM Holdings Ltd.	365,000	89,789
	Health & Happiness H&H International Holdings Ltd.	2,027,500	2,673,308
*	Healthcare Co. Ltd., Class A	315,190	512,799
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	161,421
*	Hebei Construction Group Corp. Ltd., Class H	215,500	22,077
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	993,960
	Hefei Meiya Optoelectronic Technology, Inc., Class A	242,710	897,008
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	508,364
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,057,802
#	Hello Group, Inc., Sponsored ADR	1,002,930	10,681,204
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	19,900	59,046
	Henan Jinma Energy Co. Ltd., Class H	496,000	139,992
	Henan Lingrui Pharmaceutical Co., Class A	313,700	668,961
	Henan Mingtai Al Industrial Co. Ltd., Class A	341,600	754,709
	Henan Pinggao Electric Co. Ltd., Class A	557,900	917,955
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	52,906
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,706,777
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	2,923,257
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	535,738
*	Henan Yicheng New Energy Co. Ltd., Class A	1,079,100	791,855
	Henan Yuguang Gold & Lead Co. Ltd., Class A	618,700	602,215
*	Henan Yuneng Holdings Co. Ltd., Class A	315,199	209,041
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	546,349
	Hengan International Group Co. Ltd.	5,702,622	23,456,605
*	Hengdeli Holdings Ltd.	14,196,800	264,080
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	375,030	914,973
*	Hengli Petrochemical Co. Ltd., Class A	1,295,712	2,824,901
	Hengtong Optic-electric Co. Ltd., Class A	387,804	835,385
*	Hengyi Petrochemical Co. Ltd., Class A	1,041,844	1,065,360
	Hesteel Co. Ltd., Class A	4,520,900	1,525,659
	Hexing Electrical Co. Ltd., Class A	300,710	1,068,091
#*	Hi Sun Technology China Ltd.	9,834,000	772,175
	Hisense Home Appliances Group Co. Ltd., Class H	3,101,000	8,032,390
	Hithink RoyalFlush Information Network Co. Ltd., Class A	75,816	2,008,784
*	Holitech Technology Co. Ltd., Class A	1,516,700	696,468
	Homeland Interactive Technology Ltd.	418,000	96,143
*	Hongda Xingye Co. Ltd., Class A	2,007,721	700,289
	Hongfa Technology Co. Ltd., Class A	288,836	1,404,325
*	Honghua Group Ltd.	18,594,000	347,864
*	Hongli Zhihui Group Co. Ltd., Class A	282,100	291,167
	Hongta Securities Co. Ltd., Class A	57,949	66,122
*††Ω	Honworld Group Ltd.	750,000	49,255
#*Ω	Hope Education Group Co. Ltd.	36,484,000	2,776,380
*	Hopefluent Group Holdings Ltd.	204,000	41,474
	Hopson Development Holdings Ltd.	9,430,293	7,913,711
	Hoyuan Green Energy Co. Ltd., Class A	144,657	1,028,092
*Ω	Hua Hong Semiconductor Ltd.	5,701,000	19,412,255
*	Hua Yin International Holdings Ltd.	605,000	32,664
	Huaan Securities Co. Ltd., Class A	1,501,740	1,160,466
	Huabao Flavours & Fragrances Co. Ltd., Class A	40,100	129,978
#	Huadian Power International Corp. Ltd., Class H	6,826,000	3,023,383
	Huadong Medicine Co. Ltd., Class A	235,132	1,430,480
	Huafon Chemical Co. Ltd., Class A	1,476,291	1,537,812
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	808,365	428,981
*	Huafu Fashion Co. Ltd., Class A	1,047,950	479,738
	Huagong Tech Co. Ltd., Class A	103,700	522,354

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaibei Mining Holdings Co. Ltd., Class A	848,700	$1,469,303
	Hualan Biological Engineering, Inc., Class A	292,960	944,874
*	Huaneng Power International, Inc., Class H	10,330,000	5,738,379
#*	Huanxi Media Group Ltd.	2,260,000	302,655
	Huapont Life Sciences Co. Ltd., Class A	1,073,623	786,477
Ω	Huatai Securities Co. Ltd., Class H	3,570,000	5,093,948
*	Huawen Media Group, Class A	875,755	290,584
*	Huaxi Holdings Co. Ltd.	224,000	32,486
	Huaxi Securities Co. Ltd., Class A	593,500	766,999
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,627,159
	Huaxin Cement Co. Ltd., Class A	667,224	1,301,957
	Huaxin Cement Co. Ltd., Class H	31,700	30,909
	Huayu Automotive Systems Co. Ltd., Class A	829,231	2,293,002
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	907,796
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,030,637	973,051
	Hubei Dinglong Co. Ltd., Class A	70,700	223,281
	Hubei Energy Group Co. Ltd., Class A	904,500	586,109
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,853	276,984
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,608,283
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,489,064
	Huishang Bank Corp. Ltd., Class H	2,676,400	803,753
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	1,090,601
	Humanwell Healthcare Group Co. Ltd., Class A	283,200	896,874
	Hunan Aihua Group Co. Ltd., Class A	236,622	772,132
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,088,800	505,969
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	313,627
	Hunan Gold Corp. Ltd., Class A	410,404	715,864
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	849,186
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,841,471
	Hunan Zhongke Electric Co. Ltd., Class A	128,800	216,633
	Hundsun Technologies, Inc., Class A	17,129	98,744
*	HUYA, Inc., ADR	357,219	1,225,261
#Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,066,400	6,932,706
*	Hytera Communications Corp. Ltd., Class A	1,103,002	957,583
*	HyUnion Holding Co. Ltd., Class A	724,900	711,342
*	IAT Automobile Technology Co. Ltd., Class A	100,700	229,162
*	IBO Technology Co. Ltd.	520,000	43,477
#*Ω	iDreamSky Technology Holdings Ltd.	2,499,600	1,158,095
	Iflytek Co. Ltd., Class A	126,990	1,118,009
	IKD Co. Ltd., Class A	252,133	819,124
Ω	IMAX China Holding, Inc.	923,000	1,133,136
	Imeik Technology Development Co. Ltd., Class A	5,000	333,485
	Industrial & Commercial Bank of China Ltd., Class H	176,952,725	86,410,874
	Industrial Bank Co. Ltd., Class A	2,917,880	6,811,975
	Industrial Securities Co. Ltd., Class A	2,286,532	2,235,007
	Infore Environment Technology Group Co. Ltd., Class A	1,209,301	873,663
#Ω	Ingdan, Inc.	3,976,000	681,098
	Ingenic Semiconductor Co. Ltd., Class A	33,900	398,287
*	Inkeverse Group Ltd.	1,065,000	123,516
*	INKON Life Technology Co. Ltd., Class A	13,900	21,106
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,798,840
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,804,678
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	688,464	942,151
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,676,789
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	420,921
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	891,600	1,161,878
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,100,700	4,421,379
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,531,034

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	InnoCare Pharma Ltd.	106,000	$111,009
	Innuovo Technology Co. Ltd., Class A	197,600	188,283
*	Inspur Digital Enterprise Technology Ltd.	1,998,000	728,935
	Inspur Electronic Information Industry Co. Ltd., Class A	189,000	1,208,660
	Inspur Software Co. Ltd., Class A	72,500	156,704
	Intco Medical Technology Co. Ltd., Class A	468,093	1,436,965
	Intron Technology Holdings Ltd.	177,000	116,530
*	iQIYI, Inc., ADR	1,872,104	11,869,139
	IReader Technology Co. Ltd., Class A	13,655	45,395
*	IRICO Group New Energy Co. Ltd., Class H	54,800	54,285
#	IVD Medical Holding Ltd.	677,000	102,800
	JA Solar Technology Co. Ltd., Class A	630,920	2,938,893
	Jade Bird Fire Co. Ltd., Class A	222,751	572,684
	Jafron Biomedical Co. Ltd., Class A	149,867	497,178
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	829,431
	JCET Group Co. Ltd., Class A	759,106	3,510,128
*Ω	JD Health International, Inc.	793,750	5,802,546
	JD.com, Inc., ADR	54,206	2,239,250
	JD.com, Inc., Class A	2,321,242	48,058,009
	Jenkem Technology Co. Ltd., Class A	16,537	255,764
	JH Educational Technology, Inc.	668,000	98,309
	Jiajiayue Group Co. Ltd., Class A	290,801	556,676
	Jiangling Motors Corp. Ltd., Class A	315,425	865,299
*	Jiangsu Azure Corp., Class A	270,040	417,035
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	321,112
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	68,099	331,218
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	140,700	302,570
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	1,026,259
	Jiangsu Cnano Technology Co. Ltd., Class A	81,823	332,953
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	21,420	53,838
	Jiangsu Eastern Shenghong Co. Ltd., Class A	659,453	1,160,102
	Jiangsu Expressway Co. Ltd., Class H	5,768,000	5,289,413
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	615,808
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,226,547
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	16,100	154,588
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,058,275
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	112,454	702,609
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	583,448
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	923,211
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	133,737	350,735
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	676,180
	Jiangsu King's Luck Brewery JSC Ltd., Class A	270,001	2,313,507
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	727,800	542,092
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	210,660	586,437
	Jiangsu Linyang Energy Co. Ltd., Class A	788,200	865,928
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	888,241
	Jiangsu Pacific Quartz Co. Ltd., Class A	29,600	425,779
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	682,900	1,206,389
	Jiangsu Shagang Co. Ltd., Class A	1,328,632	788,781
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	956,350
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	134,484	355,358
	Jiangsu Sopo Chemical Co., Class A	483,716	478,744
	Jiangsu ToLand Alloy Co. Ltd., Class A	74,070	330,634
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	4,993,748
	Jiangsu Yangnong Chemical Co. Ltd., Class A	117,390	1,167,019
	Jiangsu Yoke Technology Co. Ltd., Class A	25,600	244,036
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	911,257
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	1,068,129
	Jiangsu Zhongtian Technology Co. Ltd., Class A	627,406	1,383,098

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	266,400	$118,633
	Jiangxi Bank Co. Ltd., Class H	121,500	15,701
	Jiangxi Copper Co. Ltd., Class H	5,235,000	8,794,578
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	63,400	119,201
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,300	21,941
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	583,038
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	36,600	116,467
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	871,059
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	495,531
	Jiayou International Logistics Co. Ltd., Class A	185,311	450,491
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	706,237
*	Jilin Chemical Fibre, Class A	350,200	182,399
*	Jilin Electric Power Co. Ltd., Class A	468,500	352,215
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	12,669
	Jinchuan Group International Resources Co. Ltd.	22,901,000	1,295,998
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,914,173
	Jingjin Equipment, Inc., Class A	101,340	442,279
*	Jingrui Holdings Ltd.	33,000	296
	Jinhui Liquor Co. Ltd., Class A	163,900	612,389
	Jinke Smart Services Group Co. Ltd., Class H	13,300	21,472
#*	JinkoSolar Holding Co. Ltd., ADR	265,379	11,265,339
*	Jinlei Technology Co. Ltd., Class A	150,539	738,542
#	Jinmao Property Services Co. Ltd.	345,664	126,614
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	454,258
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	641,300	305,243
	Jinneng Science&Technology Co. Ltd., Class A	522,659	629,067
	JiuGui Liquor Co. Ltd., Class A	50,800	749,348
Ω	Jiumaojiu International Holdings Ltd.	5,184,000	10,230,851
	Jiuzhitang Co. Ltd., Class A	525,900	903,435
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,411,416
	JL Mag Rare-Earth Co. Ltd., Class A	209,387	519,449
	JNBY Design Ltd.	1,777,500	2,089,688
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,254,390
	Joinn Laboratories China Co. Ltd., Class A	46,692	183,687
	Jointo Energy Investment Co. Ltd. Hebei, Class A	364,200	359,023
	Jointown Pharmaceutical Group Co. Ltd., Class A	955,760	1,325,356
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	122,478	601,597
	Joy City Property Ltd.	20,606,000	782,470
#*	Joy Spreader Group, Inc.	3,077,000	329,030
	Joyoung Co. Ltd., Class A	348,934	776,772
*Ω	JS Global Lifestyle Co. Ltd.	6,813,500	1,213,773
	JSTI Group, Class A	684,800	633,706
	Ju Teng International Holdings Ltd.	6,558,090	973,129
	Juewei Food Co. Ltd., Class A	136,999	736,445
*	Juneyao Airlines Co. Ltd., Class A	113,900	290,505
	Jushri Technologies, Inc., Class A	91,200	183,958
*	Jutal Offshore Oil Services Ltd.	592,000	43,300
*Ω	JW Cayman Therapeutics Co. Ltd.	98,500	35,866
*	Kaiser China Cultural Co. Ltd., Class A	120,860	88,160
*	Kaishan Group Co. Ltd., Class A	342,700	698,491
*Ω	Kangda International Environmental Co. Ltd.	3,087,000	152,696
	Kangji Medical Holdings Ltd.	420,500	469,154
*	Kasen International Holdings Ltd.	4,450,000	154,567
	Keboda Technology Co. Ltd., Class A	3,200	36,309
*	Keeson Technology Corp. Ltd., Class A	138,302	231,497
	Kehua Data Co. Ltd., Class A	154,760	762,831
	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	968,721
*	Kidswant Children Products Co. Ltd., Class A	215,700	347,387
	Kinetic Development Group Ltd.	5,820,000	365,563

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingboard Holdings Ltd.	7,390,166	$20,564,263
	Kingboard Laminates Holdings Ltd.	9,981,484	10,241,229
	KingClean Electric Co. Ltd., Class A	80,468	312,124
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	1,167,672
	Kingsoft Corp. Ltd.	5,783,600	24,893,536
*Ω	Kintor Pharmaceutical Ltd.	105,000	53,991
*	Ko Yo Chemical Group Ltd.	1,440,000	23,204
	Konfoong Materials International Co. Ltd., Class A	29,459	265,051
*	Kong Sun Holdings Ltd.	575,000	4,150
*	Konka Group Co. Ltd., Class A	662,400	438,551
	KPC Pharmaceuticals, Inc., Class A	466,396	1,161,916
	Kuang-Chi Technologies Co. Ltd., Class A	133,735	280,981
	Kunlun Energy Co. Ltd.	24,232,000	19,828,903
*	Kunlun Tech Co. Ltd., Class A	135,993	705,915
*	Kunming Yunnei Power Co. Ltd., Class A	454,200	166,589
	Kunshan Dongwei Technology Co. Ltd., Class A	46,934	406,725
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	130,506	125,559
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	99,180	422,178
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	98,182	194,244
	Kweichow Moutai Co. Ltd., Class A	204,274	53,919,271
#*	KWG Group Holdings Ltd.	9,883,644	1,767,418
#*	KWG Living Group Holdings Ltd.	8,727,072	1,118,718
*	Lakala Payment Co. Ltd., Class A	657,190	1,690,732
*	Lancy Co. Ltd., Class A	18,700	64,906
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	254,328
	Lao Feng Xiang Co. Ltd., Class A	204,980	1,792,449
	Laobaixing Pharmacy Chain JSC, Class A	341,301	1,360,803
*	Launch Tech Co. Ltd., Class H	82,000	23,051
	LB Group Co. Ltd., Class A	770,985	2,052,837
	Lee & Man Chemical Co. Ltd.	1,849,339	996,905
	Lee & Man Paper Manufacturing Ltd.	10,220,200	3,547,201
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	458,131
Ω	Legend Holdings Corp., Class H	4,492,100	4,637,939
	Lenovo Group Ltd.	48,526,000	55,862,567
	Lens Technology Co. Ltd., Class A	1,095,328	1,896,704
*	Leo Group Co. Ltd., Class A	4,038,000	1,357,529
	Leoch International Technology Ltd.	181,000	37,397
	Lepu Medical Technology Beijing Co. Ltd., Class A	325,330	948,285
	Levima Advanced Materials Corp., Class A	88,800	304,045
*	LexinFintech Holdings Ltd., ADR	739,524	2,218,572
	Leyard Optoelectronic Co. Ltd., Class A	1,109,150	1,008,112
#*	Li Auto, Inc., ADR	236,097	10,104,952
*	Li Auto, Inc., Class A	96,400	2,069,421
	Li Ning Co. Ltd.	7,628,583	46,507,110
	LianChuang Electronic Technology Co. Ltd., Class A	218,100	356,118
	Lianhe Chemical Technology Co. Ltd., Class A	351,497	506,080
*	Liao Ning Oxiranchem, Inc., Class A	358,000	400,667
	Liaoning Cheng Da Co. Ltd., Class A	63,472	128,892
	Liaoning Port Co. Ltd., Class H	1,388,000	128,197
	Lier Chemical Co. Ltd., Class A	478,280	972,737
*	Lifestyle China Group Ltd.	1,898,000	267,084
*	Lifetech Scientific Corp.	18,858,000	6,592,722
*	Lingbao Gold Group Co. Ltd., Class H	162,000	28,987
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	460,697
*	Lingyi iTech Guangdong Co., Class A	1,228,900	1,058,010
*	Liuzhou Iron & Steel Co. Ltd., Class A	812,817	515,800
	Livzon Pharmaceutical Group, Inc., Class H	1,187,017	4,066,866
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	245,640	907,682
	LK Technology Holdings Ltd.	1,297,500	1,403,636

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Loncin Motor Co. Ltd., Class A	1,113,988	$829,769
*	Long Yuan Construction Group Co. Ltd., Class A	423,402	290,546
Ω	Longfor Group Holdings Ltd.	9,926,000	26,854,084
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	488,990
	LONGi Green Energy Technology Co. Ltd., Class A	1,409,815	5,907,757
	Longshine Technology Group Co. Ltd., Class A	207,751	634,999
	Lonking Holdings Ltd.	19,386,000	3,467,066
	Luenmei Quantum Co. Ltd., Class A	839,305	792,930
	Luolai Lifestyle Technology Co. Ltd., Class A	443,329	712,083
	Luoniushan Co. Ltd., Class A	583,000	561,841
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	398,497	318,631
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	68,590	324,419
	Lushang Freda Pharmaceutical Co. Ltd., Class A	344,700	508,220
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,396,498
	Luxshare Precision Industry Co. Ltd., Class A	1,616,161	7,322,562
*Ω	Luye Pharma Group Ltd.	12,912,000	6,052,640
	Luzhou Laojiao Co. Ltd., Class A	240,076	8,116,043
#*	LVGEM China Real Estate Investment Co. Ltd.	770,000	164,976
*	Lvji Technology Holdings, Inc.	310,000	26,064
	Maanshan Iron & Steel Co. Ltd., Class H	11,626,177	2,424,598
	Maccura Biotechnology Co. Ltd., Class A	361,573	770,251
	Mango Excellent Media Co. Ltd., Class A	501,097	2,412,467
#*Ω	Maoyan Entertainment	2,183,200	2,567,684
*	Markor International Home Furnishings Co. Ltd., Class A	145,151	68,913
	Maxscend Microelectronics Co. Ltd., Class A	53,488	902,361
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	227,200	812,415
*	Meilleure Health International Industry Group Ltd.	420,000	15,646
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	883,500	894,617
#Ω	Meitu, Inc.	10,975,500	4,006,893
*Ω	Meituan, Class B	1,246,860	23,802,701
	Metallurgical Corp. of China Ltd., Class H	11,325,000	2,853,746
	M-Grass Ecology & Environment Group Co. Ltd., Class A	830,523	431,747
	Midea Group Co. Ltd., Class A	879,851	7,313,464
Ω	Midea Real Estate Holding Ltd.	1,951,800	2,039,502
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	36,400	486,360
	Min Xin Holdings Ltd.	742,000	317,306
	Ming Yang Smart Energy Group Ltd., Class A	467,916	1,182,580
#*	Ming Yuan Cloud Group Holdings Ltd.	2,177,000	1,323,083
*	Mingfa Group International Co. Ltd.	4,096,000	133,794
	MINISO Group Holding Ltd.	42,800	224,588
*	Minmetals Land Ltd.	9,937,644	509,242
Ω	Minsheng Education Group Co. Ltd.	1,644,000	57,487
	Minth Group Ltd.	6,579,000	21,059,636
	MLS Co. Ltd., Class A	921,000	1,199,437
*	MMG Ltd.	32,269,999	11,839,228
	Monalisa Group Co. Ltd., Class A	207,555	591,397
*	Montnets Cloud Technology Group Co. Ltd., Class A	376,200	859,030
	Muyuan Foods Co. Ltd., Class A	1,452,951	9,037,693
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	106,176
	MYS Group Co. Ltd., Class A	570,500	276,938
*††	Nan Hai Corp. Ltd.	35,000,000	29,620
*	NanJi E-Commerce Co. Ltd., Class A	874,050	493,428
	Nanjing Hanrui Cobalt Co. Ltd., Class A	137,200	664,638
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,294,242
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	686,282
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	48,339
	Nanjing Securities Co. Ltd., Class A	542,860	664,422
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	426,648	543,361
	Nanjing Yunhai Special Metals Co. Ltd., Class A	414,617	1,277,016

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	208,500	$558,550
	NARI Technology Co. Ltd., Class A	1,004,826	3,422,295
*	Natural Food International Holding Ltd., Class H	96,000	6,102
	NAURA Technology Group Co. Ltd., Class A	26,800	1,066,095
*	NavInfo Co. Ltd., Class A	399,600	627,568
	NetDragon Websoft Holdings Ltd.	2,192,000	4,352,704
	NetEase, Inc., ADR	457,432	49,741,156
	NetEase, Inc.	3,062,200	66,695,705
	Netjoy Holdings Ltd.	61,000	6,455
*Ω	New Century Healthcare Holding Co. Ltd.	1,500	81
	New China Life Insurance Co. Ltd., Class H	3,884,700	11,265,747
	New Hope Dairy Co. Ltd., Class A	143,500	315,039
*	New Hope Liuhe Co. Ltd., Class A	245,832	430,360
*	New World Department Store China Ltd.	3,072,538	287,790
*	Newborn Town, Inc.	76,000	14,845
*	Newland Digital Technology Co. Ltd., Class A	521,789	1,336,695
	Nexteer Automotive Group Ltd.	7,790,000	5,772,218
	Nine Dragons Paper Holdings Ltd.	14,906,000	9,822,993
	Ninestar Corp., Class A	121,028	567,730
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	119,401
	Ningbo Construction Co. Ltd., Class A	191,900	135,423
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	117,300	517,990
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	934,216
	Ningbo Joyson Electronic Corp., Class A	392,831	1,047,791
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	665,113
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	89,856	632,245
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	245,958	539,582
	Ningbo Tuopu Group Co. Ltd., Class A	142,018	1,462,199
	Ningbo Xusheng Group Co. Ltd., Class A	63,140	225,610
	Ningbo Yunsheng Co. Ltd., Class A	97,900	110,290
	Ningbo Zhoushan Port Co. Ltd., Class A	2,119,070	1,056,511
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	3,298,708
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	286,772
#*	NIO, Inc., ADR	763,378	11,679,683
*	NIO, Inc., Class A	92,030	1,405,061
#*	Niu Technologies, Sponsored ADR	178,192	782,263
	Noah Holdings Ltd., Sponsored ADR	75,520	1,149,414
	Norinco International Cooperation Ltd., Class A	252,330	575,167
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	898,415
	North Industries Group Red Arrow Co. Ltd., Class A	157,465	389,507
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	488,344
	Northeast Securities Co. Ltd., Class A	957,627	1,087,320
	Northking Information Technology Co. Ltd., Class A	80,164	228,228
	NSFOCUS Technologies Group Co. Ltd., Class A	144,870	244,826
*	NVC International Holdings Ltd.	1,526,000	18,301
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	367,300	435,437
*Ω	Ocumension Therapeutics	25,000	30,971
	Offshore Oil Engineering Co. Ltd., Class A	1,002,822	879,901
	Olympic Circuit Technology Co. Ltd., Class A	232,380	569,330
	Oppein Home Group, Inc., Class A	84,090	1,266,946
	Opple Lighting Co. Ltd., Class A	258,921	738,698
	ORG Technology Co. Ltd., Class A	1,849,800	1,222,295
*	Orient Group, Inc., Class A	1,827,300	629,191
	Orient Overseas International Ltd.	357,000	5,965,545
Ω	Orient Securities Co. Ltd., Class H	2,245,600	1,406,493
*	Oriental Energy Co. Ltd., Class A	985,099	1,255,251
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,596,665
*	Ourpalm Co. Ltd., Class A	1,435,700	1,116,673
	Ovctek China, Inc., Class A	88,640	422,586

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Overseas Chinese Town Asia Holdings Ltd.	601,817	$49,298
#	Pacific Online Ltd.	2,485,195	212,212
*	Pacific Securities Co. Ltd., Class A	610,300	341,943
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	321,903	902,529
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,558,531	1,472,632
	PAX Global Technology Ltd.	6,428,000	5,218,897
*	PCI Technology Group Co. Ltd., Class A	986,440	795,848
*	PDD Holdings, Inc., ADR	118,888	10,678,520
*Ω	Peijia Medical Ltd.	645,000	731,767
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,444,770	420,838
	People.cn Co. Ltd., Class A	296,097	1,203,110
	People's Insurance Co. Group of China Ltd. , Class H	17,871,000	6,880,134
	Perennial Energy Holdings Ltd.	250,000	38,623
	Perfect World Co. Ltd., Class A	342,300	719,746
	PetroChina Co. Ltd., Class H	109,340,000	80,172,077
	PharmaBlock Sciences Nanjing, Inc., Class A	24,000	171,616
#Ω	Pharmaron Beijing Co. Ltd., Class H	831,150	2,176,586
	PhiChem Corp., Class A	304,105	752,931
*	Phoenix Media Investment Holdings Ltd.	5,412,000	184,244
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	30,394,427
	Ping An Bank Co. Ltd., Class A	3,079,201	5,318,246
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,858,900	7,578,623
	Ping An Insurance Group Co. of China Ltd., Class H	19,317,000	140,757,893
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	913,851
	PNC Process Systems Co. Ltd., Class A	177,720	773,797
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	2,523,036
	Poly Property Group Co. Ltd.	19,067,987	4,576,662
	Poly Property Services Co. Ltd., Class H	865,600	4,626,506
	Pony Testing International Group Co. Ltd., Class A	84,680	246,949
Ω	Pop Mart International Group Ltd.	171,200	486,495
#Ω	Postal Savings Bank of China Co. Ltd., Class H	24,594,000	15,162,135
*	Pou Sheng International Holdings Ltd.	15,730,609	1,464,339
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,269,953
#	Prinx Chengshan Holding Ltd.	511,500	448,759
*	Productive Technologies Co. Ltd.	556,000	41,403
#*	PW Medtech Group Ltd.	4,044,000	354,004
	Pylon Technologies Co. Ltd., Class A	6,140	152,522
*	Q Technology Group Co. Ltd.	4,542,000	1,998,099
*Ω	Qeeka Home Cayman, Inc.	84,500	3,965
	Qianhe Condiment & Food Co. Ltd., Class A	213,430	580,546
	Qifu Technology, Inc., ADR	695,772	13,887,609
	Qingdao East Steel Tower Stock Co. Ltd., Class A	562,175	614,086
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	471,872
	Qingdao Gon Technology Co. Ltd., Class A	138,200	480,520
	Qingdao Haier Biomedical Co. Ltd., Class A	44,798	299,308
	Qingdao Hanhe Cable Co. Ltd., Class A	1,403,192	792,205
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	194,740	518,556
Ω	Qingdao Port International Co. Ltd., Class H	1,674,000	887,955
*	Qingdao Rural Commercial Bank Corp., Class A	2,289,267	961,380
*	Qingdao Sentury Tire Co. Ltd., Class A	131,400	638,269
*	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	428,248
	Qingdao Topscomm Communication, Inc., Class A	190,760	260,294
*	Qingling Motors Co. Ltd., Class H	5,354,000	549,208
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	733,923
*	Qudian, Inc., Sponsored ADR	186,441	454,916
	Quectel Wireless Solutions Co. Ltd., Class A	77,334	619,956
#*	Radiance Holdings Group Co. Ltd.	2,385,000	1,327,662
	Rainbow Digital Commercial Co. Ltd., Class A	931,594	872,352
*	Rastar Group, Class A	155,600	82,087

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	52,944	$343,783
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,567,314	1,049,552
#*Ω	Redco Properties Group Ltd.	11,804,000	2,013,017
	Renhe Pharmacy Co. Ltd., Class A	805,500	748,939
	Renrui Human Resources Technology Holdings Ltd.	112,300	55,553
	Rianlon Corp., Class A	121,000	677,163
	Richinfo Technology Co. Ltd., Class A	118,600	351,808
*	Risen Energy Co. Ltd., Class A	222,184	718,250
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	933,654
	Riyue Heavy Industry Co. Ltd., Class A	115,425	293,820
*	Road King Infrastructure Ltd.	2,005,000	757,785
	Rockchip Electronics Co. Ltd., Class A	41,400	433,257
	Rongan Property Co. Ltd., Class A	1,869,500	871,752
	Rongsheng Petrochemical Co. Ltd., Class A	1,196,278	2,129,942
*	Roshow Technology Co. Ltd., Class A	468,300	488,330
	Ruida Futures Co. Ltd., Class A	196,651	496,264
	Runjian Co. Ltd., Class A	86,863	433,055
*	Sai Micro Electronics, Inc., Class A	210,720	749,043
	SAIC Motor Corp. Ltd., Class A	1,011,555	2,195,997
	Sailun Group Co. Ltd., Class A	723,200	1,139,524
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	477,362
*	Sangfor Technologies, Inc., Class A	19,772	312,928
	Sanquan Food Co. Ltd., Class A	651,630	1,503,961
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	990,315
	Sansure Biotech, Inc., Class A	338,593	856,294
	Sany Heavy Equipment International Holdings Co. Ltd.	9,129,500	14,449,810
	Sany Heavy Industry Co. Ltd., Class A	565,041	1,405,756
	Satellite Chemical Co. Ltd., Class A	1,211,883	2,734,281
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,801,588
	Sealand Securities Co. Ltd., Class A	1,346,700	805,403
#*	Seazen Group Ltd.	17,455,047	3,930,802
*	Seazen Holdings Co. Ltd., Class A	662,581	1,529,977
#	S-Enjoy Service Group Co. Ltd.	1,435,000	967,778
	SF Holding Co. Ltd., Class A	1,028,455	7,169,797
	SG Micro Corp., Class A	62,205	735,231
	Shaanxi Coal Industry Co. Ltd., Class A	2,930,000	6,667,880
*	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	548,000
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,677,652
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	842,545
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,491,021
*	Shandong Chenming Paper Holdings Ltd., Class H	3,628,533	1,188,693
	Shandong Dawn Polymer Co. Ltd., Class A	134,900	300,718
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	539,200	758,039
Ω	Shandong Gold Mining Co. Ltd., Class H	2,050,000	4,094,238
	Shandong Head Group Co. Ltd., Class A	134,400	360,678
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,277,753
	Shandong Hi-speed Co. Ltd., Class A	467,325	433,645
	Shandong Hi-Speed New Energy Group Ltd.	1,341,600	588,492
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	885,600	863,231
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,183,019
*	Shandong Humon Smelting Co. Ltd., Class A	667,856	1,099,512
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	204,200	591,068
	Shandong Linglong Tyre Co. Ltd., Class A	326,382	1,101,089
*	Shandong Longda Meishi Co. Ltd., Class A	136,200	154,683
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	852,400	317,851
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,414,990
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	277,691
	Shandong Pharmaceutical Glass Co. Ltd., Class A	174,600	636,145
	Shandong Publishing & Media Co. Ltd., Class A	887,000	1,098,025

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	$1,979,342
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	1,500	17,000
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,107,600	20,802,196
	Shandong Xiantan Co. Ltd., Class A	278,363	335,833
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	981,104
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	136,200	266,396
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	3,305,526	1,418,005
	Shanghai Aiko Solar Energy Co. Ltd., Class A	216,800	783,544
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,090,128
	Shanghai AtHub Co. Ltd., Class A	296,156	931,681
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	130,758	677,533
	Shanghai Baolong Automotive Corp., Class A	62,800	493,675
	Shanghai Baosight Software Co. Ltd., Class A	174,802	1,176,242
	Shanghai Belling Co. Ltd., Class A	346,400	858,485
	Shanghai Chinafortune Co. Ltd., Class A	436,931	733,786
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,290,487
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	234,720	607,241
*	Shanghai Electric Group Co. Ltd., Class H	7,698,000	1,877,250
	Shanghai Electric Power Co. Ltd., Class A	366,206	527,689
	Shanghai Environment Group Co. Ltd., Class A	560,166	789,074
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,042,500	2,751,161
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,501,000	4,001,519
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,780,000	632,674
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	52,747	409,641
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	100,632	423,461
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	906,027
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	501,042
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	976,204
	Shanghai Industrial Holdings Ltd.	3,430,000	5,091,692
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	926,887
*	Shanghai International Airport Co. Ltd., Class A	35,600	236,645
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	954,048
	Shanghai Jahwa United Co. Ltd., Class A	96,500	393,994
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	411,665
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	550,552
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	31,000	42,910
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	95,600	332,661
*	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	422,863
	Shanghai Liangxin Electrical Co. Ltd., Class A	439,191	713,580
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	487,182
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	739,964
	Shanghai M&G Stationery, Inc., Class A	196,799	1,233,164
	Shanghai Maling Aquarius Co. Ltd., Class A	465,800	516,781
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	702,435
	Shanghai Medicilon, Inc., Class A	23,847	314,725
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	13,757	341,447
	Shanghai Moons' Electric Co. Ltd., Class A	93,900	796,923
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,172,100	7,572,535
	Shanghai Pioneer Holding Ltd.	3,009,000	926,616
	Shanghai Pudong Construction Co. Ltd., Class A	484,580	457,431
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,650,383
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	363,699	2,006,635
	Shanghai QiFan Cable Co. Ltd., Class A	131,500	359,893
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,182,383
*	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	753,306
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	841,281
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	737,565
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	496,858
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,275,010

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	480,061	$812,199
	Shanghai Wanye Enterprises Co. Ltd., Class A	295,410	780,493
	Shanghai Weaver Network Co. Ltd., Class A	69,424	707,560
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	1,072,767
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	205,265
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	725,883
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	569,557	1,243,469
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	934,682	697,741
	Shanxi Blue Flame Holding Co. Ltd., Class A	621,698	694,490
	Shanxi Coking Co. Ltd., Class A	993,397	729,107
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	2,292,193
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,466,348	3,357,401
	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	1,720,641
	Shanxi Securities Co. Ltd., Class A	811,700	740,027
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	1,590,400
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	6,640,734
*	Shanying International Holding Co. Ltd., Class A	2,762,937	916,521
	Shede Spirits Co. Ltd., Class A	60,500	1,311,485
	Shenergy Co. Ltd., Class A	1,024,033	971,990
*	Shengda Resources Co. Ltd., Class A	446,430	808,392
	Shenghe Resources Holding Co. Ltd., Class A	452,200	800,282
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	509,284
	Shenguan Holdings Group Ltd.	4,272,000	159,416
	Shengyi Technology Co. Ltd., Class A	804,882	1,795,900
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	492,803
	Shennan Circuits Co. Ltd., Class A	144,983	1,554,007
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	609,801
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,400	944,624
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	904,359
	Shenzhen Airport Co. Ltd., Class A	919,300	946,387
	Shenzhen Aisidi Co. Ltd., Class A	824,738	920,077
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	296,522
	Shenzhen Capchem Technology Co. Ltd., Class A	200,240	1,367,550
	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	304,411
	Shenzhen Cereals Holdings Co. Ltd., Class A	464,450	530,048
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	341,102
	Shenzhen Colibri Technologies Co. Ltd., Class A	14,100	31,987
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	463,809
	Shenzhen Desay Battery Technology Co., Class A	199,294	976,606
	Shenzhen Dynanonic Co. Ltd., Class A	63,187	977,175
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	375,352
	Shenzhen Energy Group Co. Ltd., Class A	817,400	786,000
	Shenzhen Envicool Technology Co. Ltd., Class A	58,103	231,203
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	983,611
	Shenzhen Expressway Corp. Ltd., Class H	4,258,000	3,681,539
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	501,647
	Shenzhen Gas Corp. Ltd., Class A	879,816	898,326
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	760,702
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	336,400	756,454
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	403,056
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	90,070
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	285,124
	Shenzhen Huaqiang Industry Co. Ltd., Class A	404,934	678,709
	Shenzhen Inovance Technology Co. Ltd., Class A	201,275	2,002,377
	Shenzhen International Holdings Ltd.	11,240,914	10,546,984
	Shenzhen Investment Ltd.	25,039,674	4,997,465
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	331,600	491,543
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	833,658
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	629,500	478,818

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	475,221	$1,295,211
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	84,144	345,261
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	910,330
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	213,700	415,431
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	207,400	604,730
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,073,712
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	96,500	453,709
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	454,300	551,471
	Shenzhen Leaguer Co. Ltd., Class A	403,100	512,964
	Shenzhen Megmeet Electrical Co. Ltd., Class A	228,416	1,037,659
	Shenzhen Microgate Technology Co. Ltd., Class A	289,200	347,519
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	7,850,868
	Shenzhen MTC Co. Ltd., Class A	1,338,738	991,693
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,510,150	678,570
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,262,701	677,030
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,499,876	1,032,068
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	492,405
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	288,144
	Shenzhen SC New Energy Technology Corp., Class A	20,271	266,178
	Shenzhen SED Industry Co. Ltd., Class A	109,689	460,843
	Shenzhen Senior Technology Material Co. Ltd., Class A	166,170	395,541
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,475,595
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	61,500	285,259
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	555,900	931,886
	Shenzhen Sunway Communication Co. Ltd., Class A	283,554	746,775
	Shenzhen Tagen Group Co. Ltd., Class A	1,281,045	1,105,392
	Shenzhen Topband Co. Ltd., Class A	442,100	711,128
	Shenzhen Transsion Holdings Co. Ltd., Class A	96,086	1,651,017
*	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	166,089
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	788,123
*	Shenzhen World Union Group, Inc., Class A	1,437,977	616,288
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	871,498
	Shenzhen Yinghe Technology Co. Ltd., Class A	175,886	614,526
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	368,500	431,262
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	269,780	972,234
	Shenzhen Zhenye Group Co. Ltd., Class A	509,000	364,678
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,764,377
	Shenzhou International Group Holdings Ltd.	1,771,400	18,803,077
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	934,359
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	315,101	1,101,222
*††	Shimao Group Holdings Ltd.	7,240,683	1,411,204
	Shinghwa Advanced Material Group Co. Ltd., Class A	78,100	656,852
	Shinva Medical Instrument Co. Ltd., Class A	203,200	817,282
	Shoucheng Holdings Ltd.	14,591,640	3,449,346
	Shougang Fushan Resources Group Ltd.	19,631,294	5,661,356
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	546,650
	Shui On Land Ltd.	28,809,776	3,223,282
	Sichuan Chengfei Integration Technology Corp., Class A	35,100	110,810
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,048,099
	Sichuan Development Lomon Co. Ltd., Class A	871,000	1,047,773
	Sichuan Expressway Co. Ltd., Class H	4,600,000	1,364,932
	Sichuan Furong Technology Co. Ltd., Class A	98,670	167,068
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	614,845
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,350,233
*	Sichuan Hexie Shuangma Co. Ltd., Class A	162,543	429,595
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	815,563
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	257,663	996,533
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	650,795
*	Sichuan New Energy Power Co. Ltd., Class A	95,200	194,411

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,867,460	$2,583,985
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,538,568
	Sichuan Teway Food Group Co. Ltd., Class A	73,900	160,291
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	192,490
	Sichuan Yahua Industrial Group Co. Ltd., Class A	290,800	726,014
	Sieyuan Electric Co. Ltd., Class A	205,140	1,407,478
	Sihuan Pharmaceutical Holdings Group Ltd.	30,445,000	2,980,920
	SIIC Environment Holdings Ltd.	111,000	17,555
*	Silver Grant International Holdings Group Ltd.	8,640,000	290,427
#Ω	Simcere Pharmaceutical Group Ltd.	3,376,000	3,194,795
	Sino Biopharmaceutical Ltd.	34,642,495	15,711,668
	Sino Wealth Electronic Ltd., Class A	199,141	804,641
	Sinocare, Inc., Class A	151,860	520,036
	Sinochem International Corp., Class A	1,097,037	883,641
	Sinofert Holdings Ltd.	17,760,673	2,398,366
	Sinofibers Technology Co. Ltd., Class A	32,000	187,416
*††	Sino-I Technology Ltd.	5,320,000	2,592
*	Sinolink Worldwide Holdings Ltd.	26,451,885	493,380
	Sinoma International Engineering Co., Class A	968,550	1,829,841
	Sinoma Science & Technology Co. Ltd., Class A	765,195	2,479,363
	Sinomach Automobile Co. Ltd., Class A	128,300	156,617
	Sinomine Resource Group Co. Ltd., Class A	161,560	1,024,101
#*	Sino-Ocean Group Holding Ltd.	24,080,962	1,462,674
Ω	Sino-Ocean Service Holding Ltd., Class L	45,500	8,825
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	4,930,941
	Sinopec Kantons Holdings Ltd.	7,900,000	3,042,409
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,314,760
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,495,000	3,292,275
	Sinopharm Group Co. Ltd., Class H	8,204,800	25,838,476
	Sino-Platinum Metals Co. Ltd., Class A	383,513	828,549
	Sinoseal Holding Co. Ltd., Class A	106,727	635,487
	Sinosoft Co. Ltd., Class A	131,872	630,087
	Sinosteel Engineering & Technology Co. Ltd., Class A	619,168	862,333
	Sinotrans Ltd., Class H	20,468,000	8,235,144
	Sinotruk Hong Kong Ltd.	6,316,500	13,271,841
	Sinotruk Jinan Truck Co. Ltd., Class A	478,773	1,197,878
*	Skshu Paint Co. Ltd., Class A	29,320	336,580
	Skyworth Digital Co. Ltd., Class A	240,699	521,670
	Skyworth Group Ltd.	12,908,246	5,899,008
#Ω	Smoore International Holdings Ltd.	5,632,000	6,340,863
	Sobute New Materials Co. Ltd., Class A	231,102	465,257
*	SOHO China Ltd.	16,380,839	2,700,621
*	Sohu.com Ltd., ADR	72,129	890,072
	Solargiga Energy Holdings Ltd.	8,771,000	258,471
	Songcheng Performance Development Co. Ltd., Class A	235,000	441,505
	Sonoscape Medical Corp., Class A	17,300	110,543
	SooChow Securities Co. Ltd., Class A	1,173,621	1,490,700
#*††	South Manganese Investment Ltd.	4,644,000	220,919
	Southwest Securities Co. Ltd., Class A	1,543,500	1,025,347
*	SPT Energy Group, Inc.	1,386,000	48,816
	SSY Group Ltd.	13,840,506	7,795,215
	State Grid Information & Communication Co. Ltd., Class A	278,226	667,169
*	STO Express Co. Ltd., Class A	609,900	995,942
	Sumavision Technologies Co. Ltd., Class A	737,200	612,066
	Sun Art Retail Group Ltd.	17,346,500	5,319,205
#*	Sun King Technology Group Ltd.	5,058,000	1,226,995
	Sun-Create Electronics Co. Ltd., Class A	29,338	96,164
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,097,359
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	522,181

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co. Ltd., Class A	81,888	$1,279,731
	Suning Universal Co. Ltd., Class A	1,800,600	793,942
	Sunny Optical Technology Group Co. Ltd.	2,986,900	29,283,784
	Sunresin New Materials Co. Ltd., Class A	108,300	876,788
*††Ω	Sunshine 100 China Holdings Ltd.	244,000	2,159
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	508,034
*	Sunwave Communications Co. Ltd., Class A	300,571	267,181
	Sunwoda Electronic Co. Ltd., Class A	196,799	453,547
	Suofeiya Home Collection Co. Ltd., Class A	191,734	514,806
	Suplet Power Co. Ltd., Class A	151,242	390,866
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	764,444
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	658,167	2,069,770
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,326,047	917,402
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	482,331
*	Suzhou Keda Technology Co. Ltd., Class A	17,900	16,169
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,473	192,658
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	531,434
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	175,000	292,506
	Suzhou TFC Optical Communication Co. Ltd., Class A	137,366	1,717,421
	SY Holdings Group Ltd.	492,000	331,067
	Symphony Holdings Ltd.	7,620,000	879,721
	SYoung Group Co. Ltd., Class A	204,333	609,897
	T&S Communications Co. Ltd., Class A	25,000	138,859
	Taiji Computer Corp. Ltd., Class A	241,928	1,423,006
*	Tangrenshen Group Co. Ltd., Class A	652,785	670,602
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,348,014
	TangShan Port Group Co. Ltd., Class A	2,953,530	1,537,585
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,295,727
*	Tansun Technology Co. Ltd., Class A	245,175	516,081
	Tayho Advanced Materials Group Co. Ltd., Class A	459,300	1,391,856
	TBEA Co. Ltd., Class A	1,413,480	3,245,847
	TCL Electronics Holdings Ltd.	8,352,932	4,265,459
*	TCL Technology Group Corp., Class A	2,293,218	1,378,284
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	770,152	3,138,195
*	Tech-Bank Food Co. Ltd., Class A	454,100	320,371
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	590,697
	Ten Pao Group Holdings Ltd.	812,000	106,240
	Tencent Holdings Ltd.	15,163,700	696,940,646
*	Tencent Music Entertainment Group, ADR	1,988,142	13,897,113
	Tenfu Cayman Holdings Co. Ltd.	101,000	57,512
	Three Squirrels, Inc., Class A	63,800	184,635
	Three's Co. Media Group Co. Ltd., Class A	60,257	664,435
	Thunder Software Technology Co. Ltd., Class A	25,022	316,589
	Tian An China Investment Co. Ltd.	1,286,357	675,345
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,288,254
#	Tian Lun Gas Holdings Ltd.	1,358,500	882,122
*††	Tian Shan Development Holding Ltd.	1,584,000	75,149
	Tiande Chemical Holdings Ltd.	496,000	96,952
	Tiangong International Co. Ltd.	10,038,000	3,302,111
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	71,556	281,675
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	888,955
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,265,251	941,847
	Tianjin Development Holdings Ltd.	2,341,800	496,705
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	586,478
	Tianjin Port Development Holdings Ltd.	13,871,200	1,033,822
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	214,170	561,066
	Tianjin Teda Co. Ltd., Class A	800,101	511,861
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	385,700	397,020
*	Tianma Microelectronics Co. Ltd., Class A	688,112	902,787

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Tianneng Power International Ltd.	7,163,952	$8,026,918
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,602,296
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,272,531
*††	Tianyun International Holdings Ltd.	1,838,000	705,433
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	213,819
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	965,083
*	Tibet Summit Resources Co. Ltd., Class A	417,300	1,064,712
*	Tibet Tianlu Co. Ltd., Class A	392,273	357,373
*	Tibet Water Resources Ltd.	6,597,000	374,090
#	Tingyi Cayman Islands Holding Corp.	9,086,000	14,031,410
*	Titan Wind Energy Suzhou Co. Ltd., Class A	463,559	925,513
	Tofflon Science & Technology Group Co. Ltd., Class A	281,644	859,440
	Toly Bread Co. Ltd., Class A	688,234	1,017,619
	Tomson Group Ltd.	3,043,318	668,818
	Tong Ren Tang Technologies Co. Ltd., Class H	4,808,000	4,339,906
*	Tongcheng Travel Holdings Ltd.	3,986,000	9,672,476
#*	Tongdao Liepin Group	317,600	385,299
	TongFu Microelectronics Co. Ltd., Class A	703,415	2,141,655
*	Tongguan Gold Group Ltd.	210,000	20,464
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	365,760	524,066
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	24,847
*	Tongkun Group Co. Ltd., Class A	568,666	1,189,065
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	713,053
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,520,634
	Tongwei Co. Ltd., Class A	1,204,744	5,877,098
	Tongyu Communication, Inc., Class A	101,785	212,253
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,065,448
*	Topchoice Medical Corp., Class A	47,954	775,445
*	Topsec Technologies Group, Inc., Class A	622,800	840,390
Ω	Topsports International Holdings Ltd.	10,411,000	9,623,612
	Towngas Smart Energy Co. Ltd.	4,859,708	2,358,695
*	TPV Technology Co. Ltd., Class A	2,632,200	847,612
	Transfar Zhilian Co. Ltd., Class A	1,604,298	1,264,462
	TravelSky Technology Ltd., Class H	4,598,938	8,831,841
*	Trigiant Group Ltd.	6,560,000	437,860
	Trina Solar Co. Ltd., Class A	346,567	1,829,211
*	Trip.com Group Ltd., ADR	1,020,948	41,899,706
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	934,732
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	243,100	755,730
	Truking Technology Ltd., Class A	331,300	653,141
	Truly International Holdings Ltd.	16,263,000	2,032,038
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	33,502
	Tsingtao Brewery Co. Ltd., Class H	1,932,000	17,373,191
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	58,756
	Tungkong, Inc., Class A	142,800	198,930
#*	Tuniu Corp., Sponsored ADR	88,047	133,831
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	1,420,894
	Unilumin Group Co. Ltd., Class A	693,431	766,794
	Uni-President China Holdings Ltd.	11,492,308	9,936,139
	Unisplendour Corp. Ltd., Class A	546,420	2,088,831
*	United Energy Group Ltd.	69,351,100	8,760,991
*	United Strength Power Holdings Ltd.	22,000	14,646
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,102,661
	Valiant Co. Ltd., Class A	348,027	893,678
	Vats Liquor Chain Store Management JSC Ltd., Class A	212,428	775,731
	Vatti Corp. Ltd., Class A	368,800	341,223
Ω	VCredit Holdings Ltd.	109,600	40,125
#*Ω	Venus MedTech Hangzhou, Inc., Class H	762,500	713,840

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	570,000	$1,801,524
	Vinda International Holdings Ltd.	3,245,000	6,556,622
*	Viomi Technology Co. Ltd., ADR	3,884	3,962
*	Vipshop Holdings Ltd., ADR	3,020,546	56,876,881
#*Ω	Viva Biotech Holdings	3,376,000	747,161
*	Vnet Group, Inc., ADR	460,815	1,368,621
	Walvax Biotechnology Co. Ltd., Class A	53,300	202,637
	Wangneng Environment Co. Ltd., Class A	317,591	723,298
	Wangsu Science & Technology Co. Ltd., Class A	1,287,440	1,225,833
	Wanguo International Mining Group Ltd.	202,000	72,212
	Wanhua Chemical Group Co. Ltd., Class A	879,528	12,057,459
	Want Want China Holdings Ltd.	31,190,000	21,751,063
	Wanxiang Qianchao Co. Ltd., Class A	685,619	535,700
	Wasion Holdings Ltd.	4,598,000	1,792,259
	Wasu Media Holding Co. Ltd., Class A	1,027,000	1,278,078
	Weibo Corp., Sponsored ADR	552,309	8,698,867
	Weichai Power Co. Ltd., Class H	8,797,120	13,032,469
	Weifu High-Technology Group Co. Ltd., Class A	305,147	763,949
	Weihai Guangwei Composites Co. Ltd., Class A	121,120	514,787
*	Weiqiao Textile Co., Class H	3,150,500	554,459
	Wellhope Foods Co. Ltd., Class A	472,044	639,855
	Wens Foodstuffs Group Co. Ltd., Class A	1,617,966	4,306,519
	West China Cement Ltd.	26,672,000	2,741,701
	Western Securities Co. Ltd., Class A	923,330	929,836
	Western Superconducting Technologies Co. Ltd., Class A	81,978	607,499
	Wharf Holdings Ltd.	1,577,000	3,700,083
	Will Semiconductor Co. Ltd., Class A	81,188	1,167,915
	Winall Hi-Tech Seed Co. Ltd., Class A	114,000	184,248
	Wingtech Technology Co. Ltd., Class A	241,497	1,573,261
	Winner Medical Co. Ltd., Class A	45,245	275,377
	Winning Health Technology Group Co. Ltd., Class A	105,380	112,762
	Wolong Electric Group Co. Ltd., Class A	446,193	809,518
	WPG Shanghai Smart Water PCL, Class A	58,652	64,380
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,639,062
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,080	17,156
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	434,486
	Wuhan Guide Infrared Co. Ltd., Class A	328,742	378,289
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	375,980
	Wuhu Token Science Co. Ltd., Class A	1,180,640	1,018,836
	Wuliangye Yibin Co. Ltd., Class A	935,912	23,774,154
	WUS Printed Circuit Kunshan Co. Ltd., Class A	574,080	1,763,529
	Wushang Group Co. Ltd., Class A	389,900	560,435
Ω	WuXi AppTec Co. Ltd., Class H	902,860	8,588,377
	Wuxi Autowell Technology Co. Ltd., Class A	7,309	176,167
*Ω	Wuxi Biologics Cayman, Inc.	3,918,000	22,609,977
*	Wuxi Boton Technology Co. Ltd., Class A	259,838	757,824
*	Wuxi Taiji Industry Co. Ltd., Class A	1,014,856	1,023,793
	Wuxi Xinje Electric Co. Ltd., Class A	69,500	402,094
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	2,034,493
	XGD, Inc., Class A	248,194	851,308
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,322,500	2,537,634
	Xiamen Bank Co. Ltd., Class A	844,600	670,811
	Xiamen C & D, Inc., Class A	483,230	759,474
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	98,226	114,372
	Xiamen Faratronic Co. Ltd., Class A	31,958	603,295
	Xiamen International Airport Co. Ltd., Class A	126,156	262,670
	Xiamen Intretech, Inc., Class A	381,284	1,025,964
	Xiamen ITG Group Corp. Ltd., Class A	1,534,063	1,703,923
	Xiamen Jihong Technology Co. Ltd., Class A	151,500	397,961

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Kingdomway Group Co., Class A	350,829	$938,407
	Xiamen Tungsten Co. Ltd., Class A	358,862	958,939
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,141,963
	Xi'an Triangle Defense Co. Ltd., Class A	172,738	767,046
	Xiandai Investment Co. Ltd., Class A	324,556	197,651
	Xianhe Co. Ltd., Class A	195,579	620,393
#*Ω	Xiaomi Corp., Class B	27,048,400	43,030,786
	Xilinmen Furniture Co. Ltd., Class A	247,400	924,338
*	Xinchen China Power Holdings Ltd.	619,000	24,086
*	Xinfengming Group Co. Ltd., Class A	1,185,512	2,034,397
	Xingda International Holdings Ltd.	7,563,814	1,409,775
	Xingfa Aluminium Holdings Ltd.	360,000	309,436
*	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	690,777
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,519,659
	Xinhuanet Co. Ltd., Class A	146,314	573,316
	Xinjiang Communications Construction Group Co. Ltd., Class A	112,200	247,096
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	668,322
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	768,350
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	958,861
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	930,800	964,468
#*	Xinte Energy Co. Ltd., Class H	3,980,800	7,891,462
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	508,792
	Xinxiang Richful Lube Additive Co. Ltd., Class A	91,840	646,611
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,321,050	1,400,827
	Xinyi Energy Holdings Ltd.	13,273,801	4,089,634
	Xinyi Solar Holdings Ltd.	16,792,006	18,233,525
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,456,722
	Xinzhi Group Co. Ltd., Class A	186,800	370,539
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	237,716
*	XPeng, Inc., Class A	1,129,500	12,048,294
#	Xtep International Holdings Ltd.	10,043,405	11,192,840
	Xuji Electric Co. Ltd., Class A	247,100	785,711
*	Xunlei Ltd., ADR	133,711	274,108
Ω	Yadea Group Holdings Ltd.	7,200,000	16,384,737
*	YaGuang Technology Group Co. Ltd., Class A	474,100	467,209
	Yanchang Petroleum International Ltd.	471,000	29,767
	Yangling Metron New Material, Inc., Class A	100,380	627,279
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	816,000	1,254,223
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	863,101
	Yankershop Food Co. Ltd., Class A	39,000	467,208
#	Yankuang Energy Group Co. Ltd., Class H	11,625,000	17,502,690
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	150,012	685,038
	Yantai China Pet Foods Co. Ltd., Class A	106,816	375,267
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	294,094	613,091
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	629,033
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	219,292	860,336
*	YanTai Shuangta Food Co. Ltd., Class A	529,600	372,301
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	45,450	218,107
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	843,171
#*	Yeahka Ltd.	175,200	429,988
	Yealink Network Technology Corp. Ltd., Class A	192,620	1,014,744
	Yeebo International Holdings Ltd.	88,000	32,959
	YGSOFT, Inc., Class A	893,371	849,811
	Yibin Tianyuan Group Co. Ltd., Class A	691,300	626,460
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,663,000	1,606,058
*	Yifan Pharmaceutical Co. Ltd., Class A	582,800	1,136,215
	Yifeng Pharmacy Chain Co. Ltd., Class A	254,126	1,352,656
	Yihai International Holding Ltd.	3,043,000	7,010,297
*	Yijiahe Technology Co. Ltd., Class A	27,935	144,327

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yintai Gold Co. Ltd., Class A	716,280	$1,311,654
	Yip's Chemical Holdings Ltd.	1,348,000	339,278
*	Yiren Digital Ltd., Sponsored ADR	171,846	460,547
#Ω	Yixin Group Ltd.	2,082,500	236,506
	Yixintang Pharmaceutical Group Co. Ltd., Class A	343,478	1,233,139
	Yonfer Agricultural Technology Co. Ltd., Class A	783,200	1,272,495
	YongXing Special Materials Technology Co. Ltd., Class A	135,618	1,028,999
	Yonyou Network Technology Co. Ltd., Class A	123,643	326,926
	Yotrio Group Co. Ltd., Class A	1,341,100	771,633
	Youngor Group Co. Ltd., Class A	1,155,200	1,154,726
	Youngy Co. Ltd., Class A	36,200	311,485
*	Youzu Interactive Co. Ltd., Class A	363,300	680,578
	YTO Express Group Co. Ltd., Class A	793,975	1,748,810
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	195,044
	Yuexiu Property Co. Ltd.	14,493,956	19,127,398
	Yuexiu Real Estate Investment Trust	434,793	89,585
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,595,645
	Yum China Holdings, Inc.	1,286,145	78,535,755
	Yunda Holding Co. Ltd., Class A	916,686	1,334,156
	Yunnan Aluminium Co. Ltd., Class A	1,455,900	3,030,177
	Yunnan Baiyao Group Co. Ltd., Class A	109,677	826,731
	Yunnan Copper Co. Ltd., Class A	695,800	1,180,386
*	Yunnan Energy New Material Co. Ltd., Class A	186,695	2,525,927
	Yunnan Tin Co. Ltd., Class A	791,200	1,844,992
	Yusys Technologies Co. Ltd., Class A	363,600	856,036
	Yutong Bus Co. Ltd., Class A	582,006	1,132,223
	Zangge Mining Co. Ltd., Class A	91,600	308,832
	ZBOM Home Collection Co. Ltd., Class A	254,038	933,994
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,503	1,646,030
	Zhaojin Mining Industry Co. Ltd., Class H	6,139,166	8,856,314
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	196,378	526,947
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,142,839
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,378,060	1,019,830
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,612,190
	Zhejiang Chint Electrics Co. Ltd., Class A	399,990	1,587,507
	Zhejiang Communications Technology Co. Ltd., Class A	1,601,409	1,002,544
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	278,453
	Zhejiang Crystal-Optech Co. Ltd., Class A	428,862	690,545
	Zhejiang Dahua Technology Co. Ltd., Class A	468,100	1,439,503
	Zhejiang Dingli Machinery Co. Ltd., Class A	89,596	741,122
	Zhejiang Expressway Co. Ltd., Class H	8,162,000	6,555,703
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	326,748	553,890
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	1,050,413
	Zhejiang HangKe Technology, Inc.Co., Class A	44,322	188,709
	Zhejiang Hangmin Co. Ltd., Class A	499,200	580,462
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	968,676
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	1,072,484
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	357,379	921,232
	Zhejiang Huayou Cobalt Co. Ltd., Class A	275,070	1,942,842
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,040,500	1,411,248
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	264,669
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	84,007	228,205
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	711,774
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	127,070	1,099,715
*	Zhejiang Jingu Co. Ltd., Class A	742,150	786,019
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	815,141
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,212,700	1,064,965
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,083,438

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	198,000	$747,430
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,410,848
	Zhejiang Longsheng Group Co. Ltd., Class A	534,334	723,284
	Zhejiang Medicine Co. Ltd., Class A	576,269	909,673
	Zhejiang Meida Industrial Co. Ltd., Class A	416,900	652,432
*	Zhejiang Narada Power Source Co. Ltd., Class A	317,169	780,571
	Zhejiang NHU Co. Ltd., Class A	858,879	1,985,418
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	960,997
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	112,978	634,132
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	37,200	92,562
	Zhejiang Runtu Co. Ltd., Class A	642,250	636,797
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	464,535
	Zhejiang Semir Garment Co. Ltd., Class A	1,633,125	1,483,470
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	638,831
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	74,200	170,548
	Zhejiang Supor Co. Ltd., Class A	137,669	964,237
	Zhejiang Tiantie Industry Co. Ltd., Class A	436,422	462,212
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	174,702	581,632
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	1,178,979
*	Zhejiang Wanliyang Co. Ltd., Class A	685,241	902,175
	Zhejiang Wanma Co. Ltd., Class A	547,700	847,979
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,239,414
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,349,983
*	Zhejiang Windey Co. Ltd., Class A	394,238	736,568
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	662,257
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	1,000,070
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	637,713	1,049,048
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	213,767
	Zhejiang Yasha Decoration Co. Ltd., Class A	780,000	559,275
	Zhejiang Yinlun Machinery Co. Ltd., Class A	402,600	969,851
	Zhejiang Yongtai Technology Co. Ltd., Class A	300,500	648,566
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	212,676
	Zhende Medical Co. Ltd., Class A	126,711	512,928
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,189,239
	Zheshang Securities Co. Ltd., Class A	493,700	751,434
	Zhihu, Inc.	13,500	34,409
*	Zhong An Group Ltd.	14,556,888	302,260
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,194,500	10,468,929
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	229,984
	Zhongji Innolight Co. Ltd., Class A	85,465	1,533,126
	Zhongjin Gold Corp. Ltd., Class A	744,900	1,110,833
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,220,300	974,265
	Zhongshan Public Utilities Group Co. Ltd., Class A	321,500	364,607
	Zhongsheng Group Holdings Ltd.	4,259,500	14,965,556
	Zhongtai Securities Co. Ltd., Class A	165,300	178,809
*	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	241,363
#	Zhongyu Energy Holdings Ltd.	1,819,550	1,318,711
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	415,245
#*Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,087,000	2,565,405
#*	Zhuguang Holdings Group Co. Ltd.	1,016,000	90,108
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	697,817
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,774,450	7,073,990
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	156,500	853,482
	Zhuzhou Kibing Group Co. Ltd., Class A	1,215,800	1,559,993
	Zijin Mining Group Co. Ltd., Class H	22,722,000	39,243,725
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,434,000	2,975,039
	ZTE Corp., Class H	1,731,792	6,338,059
	ZTO Express Cayman, Inc., ADR	1,047,004	29,106,711
TOTAL CHINA			6,763,187,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (0.1%)
	BAC Holding International Corp.	3,134,077	$177,046
	Banco de Bogota SA	101,941	792,961
	Bancolombia SA, Sponsored ADR	121,742	3,720,436
	Bancolombia SA	430,300	3,663,202
	Bolsa de Valores de Colombia	20,739	49,719
	Celsia SA ESP	1,456,058	980,360
	Cementos Argos SA	2,117,966	1,912,165
*	CEMEX Latam Holdings SA	832,855	720,491
	Corp. Financiera Colombiana SA	343,906	1,347,206
	Ecopetrol SA	8,221,554	4,805,866
	Grupo Argos SA	531,891	1,312,432
	Grupo Aval Acciones y Valores SA, ADR	18,554	48,797
	Grupo Energia Bogota SA ESP	3,239,549	1,458,251
	Interconexion Electrica SA ESP	1,234,853	5,407,403
	Mineros SA	297,452	144,895
	Promigas SA ESP	42,683	51,207
TOTAL COLOMBIA			26,592,437
CZECH REPUBLIC — (0.1%)
	CEZ AS	506,822	22,410,850
	Komercni Banka AS	172,538	5,650,662
Ω	Moneta Money Bank AS	635,636	2,499,236
	Philip Morris CR AS	1,979	1,542,542
TOTAL CZECH REPUBLIC			32,103,290
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	6,003,449	7,226,321
*	EFG Holding S.A.E., GDR	132,347	101,932
TOTAL EGYPT			7,328,253
GREECE — (0.4%)
*	Aegean Airlines SA	245,676	3,527,139
*	Alpha Services & Holdings SA	3,762,320	6,775,601
	Athens Water Supply & Sewage Co. SA	166,374	1,265,384
	Autohellas Tourist & Trading SA	107,471	1,613,554
	Avax SA	17,021	29,529
	Bank of Greece	27,861	523,952
*	Ellaktor SA	54,228	148,963
	ElvalHalcor SA	331,286	822,417
	Entersoft SA Software Development & Related Services Co.	35,818	238,804
	Epsilon Net SA	72,007	773,508
*	Eurobank Ergasias Services & Holdings SA, Class A	6,098,030	10,652,591
*††	FF Group	156,853	0
	Fourlis Holdings SA	297,004	1,599,153
	GEK Terna Holding Real Estate Construction SA	346,856	5,468,253
	Hellenic Exchanges - Athens Stock Exchange SA	115,228	733,232
	Hellenic Telecommunications Organization SA	502,310	7,927,438
	Helleniq Energy Holdings SA	261,648	2,324,969
	Holding Co. ADMIE IPTO SA	502,171	1,318,966
	Ideal Holdings SA	19,366	112,343
	Intracom Holdings SA	297,764	684,169
*	Intracom SA Technical & Steel Constructions	30,399	109,946
	JUMBO SA	259,828	7,753,048
	Kri-Kri Milk Industry SA	4,711	45,068
*	LAMDA Development SA	345,897	2,706,158
	Motor Oil Hellas Corinth Refineries SA	302,647	7,648,616
	Mytilineos SA	216,653	9,016,180
*	National Bank of Greece SA	1,102,992	7,595,991

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	OPAP SA	489,394	$8,607,239
*	Piraeus Financial Holdings SA	1,058,331	4,008,649
	Piraeus Port Authority SA	50,243	1,269,385
*	Public Power Corp. SA	343,928	4,069,342
	Quest Holdings SA	162,595	1,162,433
	Sarantis SA	106,477	890,976
	Terna Energy SA	171,431	3,290,712
	Thrace Plastics Holding & Co.	46,361	266,188
	Titan Cement International SA	241,036	5,061,332
TOTAL GREECE			110,041,228
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	CTEG	13,136,000	0
#*††	DBA Telecommunication (Asia) Holdings Ltd.	1,020,000	0
*	Kai Yuan Holdings Ltd.	11,670,000	28,506
*††	Long Well International Holdings Ltd.	5,680,000	0
	MediCare International Ltd.	4,480,000	24,758
*††	Tenwow International Holdings Ltd.	2,865,000	0
*	Tongda Group Holdings Ltd.	33,270,000	411,344
††	Untrade.Ch Wood Opti	2,848,000	61,642
*††	Untrade.Lumena Newmat	391,649	0
TOTAL HONG KONG			526,250
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	380,301	452,195
#	MASTERPLAST Nyrt	4,476	36,924
	MOL Hungarian Oil & Gas PLC	2,720,667	21,478,850
#*	Opus Global Nyrt	240,564	149,781
	OTP Bank Nyrt	298,233	10,845,578
	Richter Gedeon Nyrt	286,053	7,218,449
TOTAL HUNGARY			40,181,777
INDIA — (16.6%)
	360 ONE WAM Ltd.	808,511	5,125,630
*	3i Infotech Ltd.	190,257	81,112
	3M India Ltd.	639	223,452
*	63 Moons Technologies Ltd.	1,029	2,999
	Aarti Drugs Ltd.	251,220	1,817,760
	Aarti Industries Ltd.	822,262	4,683,297
*	Aarti Pharmalabs Ltd.	205,566	874,909
*	Aavas Financiers Ltd.	11,348	214,470
	ABB India Ltd.	9,280	514,815
	Abbott India Ltd.	9,321	2,721,138
*	ACC Ltd.	230,620	5,664,211
	Accelya Solutions India Ltd.	3,197	52,911
	Action Construction Equipment Ltd.	350,161	3,087,786
	Adani Enterprises Ltd.	39,446	1,195,586
*	Adani Green Energy Ltd.	359,551	4,775,088
	Adani Ports & Special Economic Zone Ltd.	1,222,513	11,546,688
*	Adani Power Ltd.	3,644,684	12,126,062
	Adani Total Gas Ltd.	294,526	2,381,688
*	Adani Transmission Ltd.	275,175	2,743,494
	ADF Foods Ltd.	22,682	303,277
*	Aditya Birla Capital Ltd.	4,798,187	11,412,395
	Advanced Enzyme Technologies Ltd.	283,484	1,134,958

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aegis Logistics Ltd.	1,043,015	$4,874,095
*	Affle India Ltd.	2,736	35,829
	AGI Greenpac Ltd.	221,725	1,687,612
	Agro Tech Foods Ltd.	48,493	508,263
	Ahluwalia Contracts India Ltd.	126,680	1,113,699
	AIA Engineering Ltd.	247,619	10,490,958
	Ajanta Pharma Ltd.	364,874	7,547,327
	Akzo Nobel India Ltd.	64,495	2,178,106
	Alembic Ltd.	629,826	636,044
	Alembic Pharmaceuticals Ltd.	497,924	4,687,587
	Alkem Laboratories Ltd.	74,504	3,610,315
	Alkyl Amines Chemicals	60,703	1,806,259
	Allcargo Logistics Ltd.	686,770	2,615,849
	Allcargo Terminals Ltd.	686,770	512,539
*	Alok Industries Ltd.	3,452,264	617,226
	Amara Raja Batteries Ltd.	718,212	5,536,103
*	Amber Enterprises India Ltd.	22,479	662,267
	Ambika Cotton Mills Ltd.	1,859	35,135
*	Ambuja Cements Ltd.	1,005,199	5,660,082
	Amrutanjan Health Care Ltd.	60,027	481,746
	Anant Raj Ltd.	515,321	1,267,877
	Andhra Paper Ltd.	8,225	42,508
	Andhra Sugars Ltd.	356,515	474,685
	Angel One Ltd.	87,298	1,639,685
	Apar Industries Ltd.	82,510	3,768,692
	Apcotex Industries Ltd.	81,803	495,840
	APL Apollo Tubes Ltd.	703,361	13,525,306
	Apollo Hospitals Enterprise Ltd.	248,530	15,680,186
	Apollo Pipes Ltd.	6,271	55,027
	Apollo Tyres Ltd.	4,211,736	22,183,513
	Aptech Ltd.	66,751	275,375
*	Arvind Fashions Ltd.	433,172	1,716,007
*	Arvind Ltd.	1,495,872	2,502,671
*	Arvind SmartSpaces Ltd.	8,108	34,810
	Asahi India Glass Ltd.	394,292	2,768,194
	Ashiana Housing Ltd.	118,176	296,495
	Ashok Leyland Ltd.	3,666,499	8,205,255
*	Ashoka Buildcon Ltd.	1,398,768	1,701,238
	Asian Paints Ltd.	858,281	35,233,490
	Astec Lifesciences Ltd.	31,762	488,650
*Ω	Aster DM Healthcare Ltd.	744,313	2,825,415
	Astra Microwave Products Ltd.	349,988	1,592,490
	Astral Ltd.	401,140	9,646,739
	AstraZeneca Pharma India Ltd.	19,376	910,520
	Atul Ltd.	105,609	8,732,067
Ω	AU Small Finance Bank Ltd.	624,268	5,567,319
	AurionPro Solutions Ltd.	4,088	56,902
	Aurobindo Pharma Ltd.	1,721,255	17,243,689
	Automotive Axles Ltd.	35,359	923,525
	Avadh Sugar & Energy Ltd.	9,260	65,897
	Avanti Feeds Ltd.	300,165	1,487,089
*Ω	Avenue Supermarts Ltd.	92,923	4,244,713
	Axis Bank Ltd.	6,691,329	77,764,375
	Axis Bank Ltd., GDR	291	17,024
	Bajaj Auto Ltd.	218,229	13,114,454
	Bajaj Consumer Care Ltd.	641,120	1,694,869
	Bajaj Finance Ltd.	408,872	36,317,285
	Bajaj Finserv Ltd.	526,940	10,233,628
*	Bajaj Hindusthan Sugar Ltd.	4,693,384	929,241

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Holdings & Investment Ltd.	168,217	$15,353,457
	Balaji Amines Ltd.	87,890	2,343,393
	Balkrishna Industries Ltd.	389,885	12,052,966
	Balmer Lawrie & Co. Ltd.	565,989	1,050,609
	Balrampur Chini Mills Ltd.	1,300,387	6,395,125
	Banco Products India Ltd.	94,333	406,417
*Ω	Bandhan Bank Ltd.	1,409,225	3,843,224
	Bank of Baroda	3,129,568	7,709,234
	Bank of India	2,139,467	2,227,431
	Bank of Maharashtra	4,710,065	1,927,831
	Bannari Amman Sugars Ltd.	7,893	271,725
	BASF India Ltd.	67,125	2,239,908
	Bata India Ltd.	115,664	2,447,970
	Bayer CropScience Ltd.	22,572	1,221,296
*	BEML Land Assets Ltd.	121,055	233,005
	BEML Ltd.	121,055	2,952,888
	Berger Paints India Ltd.	812,273	6,761,909
*	BF Utilities Ltd.	41,050	188,447
	Bhansali Engineering Polymers Ltd.	715,949	754,208
	Bharat Bijlee Ltd.	14,737	679,064
	Bharat Dynamics Ltd.	164,404	2,459,995
	Bharat Electronics Ltd.	12,289,521	19,554,346
	Bharat Forge Ltd.	967,385	10,947,305
	Bharat Heavy Electricals Ltd.	6,175,499	7,874,622
	Bharat Petroleum Corp. Ltd.	1,950,852	8,947,615
	Bharat Rasayan Ltd.	6,416	702,567
	Bharti Airtel Ltd.	6,880,541	74,440,706
	Biocon Ltd.	1,241,904	3,886,221
	Birla Corp. Ltd.	198,813	2,976,802
	Birlasoft Ltd.	1,373,575	7,131,360
*	Black Box Ltd.	56,093	137,216
	Bliss Gvs Pharma Ltd.	296,202	359,627
	BLS International Services Ltd.	71,876	210,297
	Blue Dart Express Ltd.	32,816	2,687,404
	Blue Star Ltd.	438,030	4,180,780
	Bodal Chemicals Ltd.	256,883	221,970
	Bombay Burmah Trading Co.	80,265	1,111,910
*	Bombay Dyeing & Manufacturing Co. Ltd.	192,286	265,288
*	Borosil Ltd.	16,173	91,157
*	Borosil Renewables Ltd.	238,357	1,461,660
	Bosch Ltd.	15,704	3,621,369
	Brigade Enterprises Ltd.	627,180	4,518,442
	Brightcom Group Ltd.	1,756,593	536,372
	Britannia Industries Ltd.	253,892	14,849,139
	BSE Ltd.	361,765	3,578,452
*	Camlin Fine Sciences Ltd.	438,044	835,149
	Can Fin Homes Ltd.	583,378	5,329,958
	Canara Bank	1,487,638	6,237,355
*	Capacit'e Infraprojects Ltd.	115,464	309,339
	Caplin Point Laboratories Ltd.	192,876	2,136,918
	Carborundum Universal Ltd.	518,250	7,621,215
	Care Ratings Ltd.	151,066	1,336,228
*	Cartrade Tech Ltd.	2,289	13,981
	Carysil Ltd.	6,976	57,577
	Castrol India Ltd.	2,369,976	4,172,157
	CCL Products India Ltd.	633,947	4,734,317
	Ceat Ltd.	230,699	6,959,944
*	Central Bank of India Ltd.	2,733,466	1,008,676
	Central Depository Services India Ltd.	298,087	4,464,759

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Century Enka Ltd.	60,381	$315,706
	Century Plyboards India Ltd.	473,153	3,796,649
	Century Textiles & Industries Ltd.	308,415	4,055,234
	Cera Sanitaryware Ltd.	35,016	3,234,446
	CESC Ltd.	3,766,337	3,570,809
	CG Power & Industrial Solutions Ltd.	3,440,708	16,784,185
*	Chalet Hotels Ltd.	26,873	160,683
	Chambal Fertilisers & Chemicals Ltd.	1,873,482	6,319,268
	Chennai Petroleum Corp. Ltd.	214,638	1,052,633
††	Chennai Super Kings Cricket Ltd.	2,606,099	13,368
	Cholamandalam Financial Holdings Ltd.	592,206	7,015,916
	Cholamandalam Investment & Finance Co. Ltd.	1,630,962	22,500,213
	CIE Automotive India Ltd.	876,348	5,418,114
	Cigniti Technologies Ltd.	64,779	616,395
	Cipla Ltd.	1,612,779	23,125,255
	City Union Bank Ltd.	2,891,513	4,698,516
	Coal India Ltd.	3,129,065	8,737,153
Ω	Cochin Shipyard Ltd.	277,807	2,262,965
*Ω	Coffee Day Enterprises Ltd.	64,279	26,305
	Coforge Ltd.	146,285	8,381,075
	Colgate-Palmolive India Ltd.	366,635	8,989,394
	Computer Age Management Services Ltd.	92,958	2,662,504
	Confidence Petroleum India Ltd.	47,601	46,179
	Container Corp. of India Ltd.	858,721	7,256,032
	Coromandel International Ltd.	966,695	12,136,038
*	Cosmo First Ltd.	121,772	919,355
*	CreditAccess Grameen Ltd.	196,366	3,488,330
	CRISIL Ltd.	105,671	5,027,697
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	12,954,073
*	CSB Bank Ltd.	196,633	713,360
	Cummins India Ltd.	410,895	9,833,154
	Cyient Ltd.	368,769	6,597,272
*	D B Realty Ltd.	170,382	178,159
	Dabur India Ltd.	1,213,038	8,504,036
	Dalmia Bharat Ltd.	379,860	9,028,631
	Dalmia Bharat Sugar & Industries Ltd.	161,551	744,900
	Datamatics Global Services Ltd.	13,132	89,172
	DB Corp. Ltd.	359,014	957,147
	DCB Bank Ltd.	1,992,693	2,978,076
	DCM Shriram Ltd.	394,355	4,027,641
	DCW Ltd.	1,088,459	593,360
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	576,784	3,830,622
	Deepak Nitrite Ltd.	350,989	8,572,096
	Delta Corp. Ltd.	789,578	1,921,882
*	DEN Networks Ltd.	522,042	266,815
	Dhampur Bio Organics Ltd.	372,749	759,498
	Dhampur Sugar Mills Ltd.	364,375	1,223,082
*	Dhani Services Ltd.	1,316,815	602,380
	Dhanuka Agritech Ltd.	111,129	1,020,886
	Digidrive Distributors Ltd.	45,620	74,741
Ω	Dilip Buildcon Ltd.	276,137	897,466
*	Dish TV India Ltd.	8,332,258	1,796,462
*	Dishman Carbogen Amcis Ltd.	494,826	957,352
	Divi's Laboratories Ltd.	320,682	14,442,753
	Dixon Technologies India Ltd.	177,702	8,914,978
	DLF Ltd.	1,335,593	8,409,000
	Dollar Industries Ltd.	78,209	412,942
Ω	Dr Lal PathLabs Ltd.	149,783	4,229,991
	Dr Reddy's Laboratories Ltd., ADR	277,917	19,087,340

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dr Reddy's Laboratories Ltd.	193,044	$13,270,610
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,154,932
	Dynamatic Technologies Ltd.	18,839	907,725
	eClerx Services Ltd.	200,983	4,225,336
	Edelweiss Financial Services Ltd.	3,161,290	1,834,105
	Eicher Motors Ltd.	360,993	14,792,965
	EID Parry India Ltd.	855,318	5,151,210
*	EIH Associated Hotels	23,416	142,113
*	EIH Ltd.	1,002,014	2,589,603
	Electrosteel Castings Ltd.	1,683,514	1,203,240
	Elgi Equipments Ltd.	732,686	4,789,252
	Emami Ltd.	1,087,855	6,102,292
Ω	Endurance Technologies Ltd.	112,319	2,300,151
	Engineers India Ltd.	2,472,760	4,751,248
	EPL Ltd.	550,856	1,520,922
*Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,489,699
Ω	Eris Lifesciences Ltd.	125,127	1,209,935
	ESAB India Ltd.	14,173	833,479
	Escorts Kubota Ltd.	298,276	9,239,820
	Everest Industries Ltd.	32,305	377,346
	Everest Kanto Cylinder Ltd.	41,633	59,894
	Excel Industries Ltd.	31,207	347,487
*	Exide Industries Ltd.	3,692,028	11,292,585
*	FDC Ltd.	406,583	1,702,907
	Federal Bank Ltd.	14,517,738	24,023,877
*	Federal-Mogul Goetze India Ltd.	23,434	102,649
	FIEM Industries Ltd.	30,296	709,404
	Filatex India Ltd.	1,484,469	696,706
	Fine Organic Industries Ltd.	35,357	1,943,075
	Fino Payments Bank Ltd.	4,671	18,658
	Finolex Cables Ltd.	550,383	7,090,807
	Finolex Industries Ltd.	2,171,547	5,284,699
	Firstsource Solutions Ltd.	2,269,633	4,003,892
	Force Motors Ltd.	21,041	653,344
*	Fortis Healthcare Ltd.	2,218,966	9,453,863
	Gabriel India Ltd.	641,693	1,758,534
	GAIL India Ltd.	12,997,942	18,914,379
	Galaxy Surfactants Ltd.	34,696	1,152,226
*	Ganesh Housing Corp. Ltd.	39,081	213,081
	Garden Reach Shipbuilders & Engineers Ltd.	99,646	753,460
	Garware Technical Fibres Ltd.	62,082	2,363,335
	Gateway Distriparks Ltd.	1,915,326	1,834,918
*	Gati Ltd.	256,616	447,834
*	GE T&D India Ltd.	200,344	616,842
Ω	General Insurance Corp. of India	345,827	867,329
	Genus Power Infrastructures Ltd.	330,328	733,426
	Geojit Financial Services Ltd.	213,157	120,649
	GHCL Ltd.	749,719	4,867,131
	GHCL Textiles Ltd.	749,719	687,291
	GIC Housing Finance Ltd.	249,251	608,091
	Gillette India Ltd.	35,551	2,440,426
	GlaxoSmithKline Pharmaceuticals Ltd.	101,307	1,736,094
	Glenmark Pharmaceuticals Ltd.	1,276,563	12,302,400
	GMM Pfaudler Ltd.	12,945	231,852
*	GMR Airports Infrastructure Ltd.	6,107,449	3,839,367
	GOCL Corp. Ltd.	2,224	11,726
	Godawari Power & Ispat Ltd.	112,223	776,208
	Godfrey Phillips India Ltd.	139,472	3,633,769
Ω	Godrej Agrovet Ltd.	150,710	889,928

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Godrej Consumer Products Ltd.	911,889	$11,527,544
*	Godrej Industries Ltd.	339,472	1,970,179
*	Godrej Properties Ltd.	239,699	5,087,922
	Goodyear India Ltd.	40,421	694,179
	Granules India Ltd.	1,304,287	5,128,870
	Graphite India Ltd.	473,828	2,500,195
	Grasim Industries Ltd.	720,168	16,200,471
	Grauer & Weil India Ltd.	359,048	506,592
*	Gravita India Ltd.	63,937	525,159
	Great Eastern Shipping Co. Ltd.	699,316	6,720,665
	Greaves Cotton Ltd.	478,583	792,630
	Greenlam Industries Ltd.	91,347	538,027
	Greenpanel Industries Ltd.	339,200	1,396,360
	Greenply Industries Ltd.	406,414	836,392
	Grindwell Norton Ltd.	153,092	4,325,611
	Gujarat Alkalies & Chemicals Ltd.	239,603	1,922,272
	Gujarat Ambuja Exports Ltd.	750,781	2,390,172
	Gujarat Fluorochemicals Ltd.	242,686	8,042,964
	Gujarat Gas Ltd.	716,872	4,217,198
	Gujarat Industries Power Co. Ltd.	184,821	262,403
	Gujarat Mineral Development Corp. Ltd.	701,424	1,548,991
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	940,018	6,790,562
	Gujarat Pipavav Port Ltd.	1,996,561	3,039,370
	Gujarat State Fertilizers & Chemicals Ltd.	1,484,823	2,977,276
	Gujarat State Petronet Ltd.	2,370,041	8,351,755
	Gulf Oil Lubricants India Ltd.	125,702	805,300
	Happiest Minds Technologies Ltd.	71,751	808,246
*	Hathway Cable & Datacom Ltd.	1,242,192	240,868
	Hatsun Agro Product Ltd.	145,689	1,835,751
	Havells India Ltd.	604,141	9,816,426
	HBL Power Systems Ltd.	724,991	1,699,324
	HCL Technologies Ltd.	2,790,808	37,896,926
Ω	HDFC Asset Management Co. Ltd.	176,032	5,428,531
	HDFC Bank Ltd.	7,678,492	154,042,039
Ω	HDFC Life Insurance Co. Ltd.	553,162	4,353,428
*	HealthCare Global Enterprises Ltd.	108,282	430,815
	HEG Ltd.	82,583	1,813,226
	HeidelbergCement India Ltd.	586,254	1,289,237
	Heritage Foods Ltd.	262,754	788,987
	Hero MotoCorp Ltd.	544,765	21,280,940
	Hester Biosciences Ltd.	14,649	304,008
*	Heubach Colorants India Ltd.	31,576	166,061
	HFCL Ltd.	6,197,980	4,807,963
	HG Infra Engineering Ltd.	134,612	1,553,191
	Hikal Ltd.	352,326	1,214,548
	HIL Ltd.	28,471	1,064,970
	Himadri Speciality Chemical Ltd.	1,578,999	2,700,232
	Hindalco Industries Ltd.	6,482,041	36,454,818
	Hinduja Global Solutions Ltd.	116,383	1,490,921
	Hindustan Aeronautics Ltd.	201,024	9,694,122
*	Hindustan Construction Co. Ltd.	3,333,531	785,301
	Hindustan Copper Ltd.	1,325,667	2,285,729
*	Hindustan Oil Exploration Co. Ltd.	239,595	665,271
	Hindustan Petroleum Corp. Ltd.	2,307,624	7,937,947
	Hindustan Unilever Ltd.	1,032,570	32,150,110
*	Hindware Home Innovation Ltd.	16,952	131,247
	Hitachi Energy India Ltd.	36,336	1,742,407
	Hle Glascoat Ltd.	26,127	204,556
	Honda India Power Products Ltd.	19,106	511,240

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Honeywell Automation India Ltd.	5,172	$2,692,227
	Huhtamaki India Ltd.	134,586	428,936
	I G Petrochemicals Ltd.	82,839	437,210
	ICICI Bank Ltd., Sponsored ADR	4,255,233	104,551,075
	ICICI Bank Ltd.	701,916	8,543,441
Ω	ICICI Lombard General Insurance Co. Ltd.	319,832	5,384,166
Ω	ICICI Prudential Life Insurance Co. Ltd.	491,505	3,455,650
Ω	ICICI Securities Ltd.	153,668	1,188,946
	ICRA Ltd.	7,026	479,185
*	IDFC First Bank Ltd.	17,461,381	18,551,892
	IDFC Ltd.	8,393,471	12,103,269
*	IFB Industries Ltd.	38,527	389,719
*	Igarashi Motors India Ltd.	11,730	76,097
	IIFL Finance Ltd.	1,211,192	8,709,080
	IIFL Securities Ltd.	1,246,275	998,793
	India Cements Ltd.	1,121,694	3,000,625
	India Glycols Ltd.	117,563	881,527
	India Nippon Electricals Ltd.	7,359	45,118
*	Indiabulls Housing Finance Ltd.	2,163,756	3,769,571
*	Indiabulls Real Estate Ltd.	1,944,985	1,635,663
Ω	IndiaMart InterMesh Ltd.	13,004	492,232
	Indian Bank	1,466,043	6,224,330
Ω	Indian Energy Exchange Ltd.	2,552,194	3,812,612
	Indian Hotels Co. Ltd.	2,081,625	9,993,637
	Indian Metals & Ferro Alloys Ltd.	50,421	219,837
	Indian Oil Corp. Ltd.	7,428,911	8,491,330
*	Indian Overseas Bank	3,839,506	1,229,063
	Indian Railway Catering & Tourism Corp. Ltd.	411,620	3,205,539
Ω	Indian Railway Finance Corp. Ltd.	2,313,123	1,080,427
	Indo Count Industries Ltd.	579,347	1,540,854
	Indoco Remedies Ltd.	239,686	924,320
	Indraprastha Gas Ltd.	1,031,346	5,809,037
*	Indus Towers Ltd.	2,830,673	5,928,124
	IndusInd Bank Ltd.	1,001,285	17,287,083
*	Infibeam Avenues Ltd.	6,491,424	1,204,874
	Info Edge India Ltd.	114,023	6,352,823
#	Infosys Ltd., Sponsored ADR	2,556,809	42,596,438
	Infosys Ltd.	7,880,895	130,351,008
	Ingersoll Rand India Ltd.	37,470	1,315,791
*	Inox Wind Ltd.	376,898	969,371
	Insecticides India Ltd.	64,008	333,866
	Intellect Design Arena Ltd.	491,645	3,987,131
*Ω	InterGlobe Aviation Ltd.	206,097	6,499,024
	IOL Chemicals & Pharmaceuticals Ltd.	133,702	638,923
	Ipca Laboratories Ltd.	866,790	9,227,267
	IRB Infrastructure Developers Ltd.	8,455,690	2,729,148
Ω	IRCON International Ltd.	1,473,850	1,740,193
	ISGEC Heavy Engineering Ltd.	13,902	124,363
	ITC Ltd.	9,263,717	52,441,213
	ITD Cementation India Ltd.	624,766	1,410,360
*	ITI Ltd.	299,460	409,134
	J Kumar Infraprojects Ltd.	198,168	872,457
	Jagran Prakashan Ltd.	566,656	708,132
	Jai Corp. Ltd.	424,199	930,560
*	Jaiprakash Associates Ltd.	3,601,916	337,537
*	Jaiprakash Power Ventures Ltd.	10,398,193	778,846
*	Jammu & Kashmir Bank Ltd.	1,874,888	1,536,751
	Jamna Auto Industries Ltd.	1,289,544	1,758,200
	JB Chemicals & Pharmaceuticals Ltd.	267,299	8,171,675

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JBM Auto Ltd.	127,351	$2,163,050
	Jindal Poly Films Ltd.	179,505	1,380,879
	Jindal Saw Ltd.	1,516,771	6,051,657
	Jindal Stainless Ltd.	3,556,339	17,409,782
	Jindal Steel & Power Ltd.	2,786,116	22,687,613
	Jio Financial Services Ltd.	4,852,350	15,448,111
	JK Cement Ltd.	210,091	8,402,030
	JK Lakshmi Cement Ltd.	416,062	3,079,949
	JK Paper Ltd.	984,305	3,962,594
	JK Tyre & Industries Ltd.	1,159,437	3,748,946
	JM Financial Ltd.	2,886,374	2,739,122
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	364,288
	JSW Energy Ltd.	3,110,637	10,905,509
	JSW Steel Ltd.	3,799,320	37,718,257
	JTEKT India Ltd.	353,066	669,784
	Jubilant Foodworks Ltd.	1,697,690	9,901,397
	Jubilant Ingrevia Ltd.	853,708	4,322,408
	Jubilant Pharmova Ltd.	726,993	3,344,520
*	Just Dial Ltd.	9,795	91,995
	Jyothy Labs Ltd.	964,771	3,638,372
	Kajaria Ceramics Ltd.	646,342	11,322,439
	Kalpataru Projects International Ltd.	734,045	5,606,487
	Kalyani Steels Ltd.	205,374	1,062,343
	Kansai Nerolac Paints Ltd.	813,641	3,315,610
	Karnataka Bank Ltd.	1,691,799	4,276,341
	Karur Vysya Bank Ltd.	3,777,171	5,743,069
	Kaveri Seed Co. Ltd.	228,415	1,619,557
	KCP Ltd.	563,447	789,973
	KEC International Ltd.	893,542	6,903,851
	KEI Industries Ltd.	469,824	13,899,798
	Kennametal India Ltd.	21,504	733,051
*	Kesoram Industries Ltd.	409,481	358,964
	Kewal Kiran Clothing Ltd.	44,960	364,082
*	Kiri Industries Ltd.	44,660	154,182
	Kirloskar Brothers Ltd.	82,244	767,408
	Kirloskar Ferrous Industries Ltd.	291,560	1,847,176
	Kirloskar Oil Engines Ltd.	393,554	2,160,232
	Kitex Garments Ltd.	256,962	601,476
	KNR Constructions Ltd.	1,103,018	3,324,115
	Kolte-Patil Developers Ltd.	180,980	951,678
	Kotak Mahindra Bank Ltd.	1,687,281	38,138,227
	Kovai Medical Center & Hospital	1,802	59,024
	KPIT Technologies Ltd.	1,344,391	17,766,197
	KPR Mill Ltd.	597,288	4,647,043
	KRBL Ltd.	564,482	2,680,549
*Ω	Krishna Institute of Medical Sciences Ltd.	1,806	42,048
	Krsnaa Diagnostics Ltd.	9,633	61,187
	KSB Ltd.	58,060	1,591,078
	L&T Finance Holdings Ltd.	4,911,620	7,898,462
Ω	L&T Technology Services Ltd.	32,222	1,583,885
	LA Opala RG Ltd.	205,933	1,180,476
	Lakshmi Machine Works Ltd.	18,685	3,207,765
	Larsen & Toubro Ltd.	1,835,023	59,888,996
Ω	Laurus Labs Ltd.	1,155,521	4,946,360
	LG Balakrishnan & Bros Ltd.	187,741	2,420,251
	LIC Housing Finance Ltd.	2,467,479	12,532,904
*	Linde India Ltd.	58,819	3,580,447
	LT Foods Ltd.	2,083,868	4,551,167
Ω	LTIMindtree Ltd.	314,902	18,796,829

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	224,947	$1,022,244
	Lumax Industries Ltd.	12,179	311,525
	Lupin Ltd.	830,759	9,943,111
*	LUX Industries Ltd.	54,659	1,062,362
	Mahanagar Gas Ltd.	197,372	2,689,643
	Maharashtra Scooters Ltd.	1,580	107,605
	Maharashtra Seamless Ltd.	413,482	2,701,151
	Mahindra & Mahindra Financial Services Ltd.	4,916,833	17,849,170
	Mahindra & Mahindra Ltd.	2,870,922	51,504,056
*	Mahindra Holidays & Resorts India Ltd.	570,873	2,357,614
	Mahindra Lifespace Developers Ltd.	483,387	3,036,756
Ω	Mahindra Logistics Ltd.	60,861	266,314
	Maithan Alloys Ltd.	79,661	1,139,707
	Man Infraconstruction Ltd.	666,461	1,048,177
	Manappuram Finance Ltd.	4,266,928	7,232,373
	Mangalam Cement Ltd.	78,845	291,135
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	906,628
	Marico Ltd.	1,984,233	13,574,913
	Marksans Pharma Ltd.	2,061,049	2,981,959
	Maruti Suzuki India Ltd.	65,398	7,809,088
Ω	MAS Financial Services Ltd.	84,709	811,383
	Mastek Ltd.	91,426	2,245,767
*	Max Financial Services Ltd.	279,764	2,761,486
*	Max Healthcare Institute Ltd.	885,630	6,378,836
*	Max Ventures & Industries Ltd.	137,235	333,224
	Mayur Uniquoters Ltd.	150,582	952,247
	Mazagon Dock Shipbuilders Ltd.	146,753	3,373,045
	Meghmani Finechem Ltd.	97,712	1,130,135
	Meghmani Organics Ltd.	1,091,739	1,084,855
Ω	Metropolis Healthcare Ltd.	100,097	1,670,483
	Minda Corp. Ltd.	552,395	2,075,217
*	Mirza International Ltd.	124,764	73,241
Ω	Mishra Dhatu Nigam Ltd.	409,390	1,686,625
	MM Forgings Ltd.	64,711	843,189
	MOIL Ltd.	689,275	1,560,345
	Monte Carlo Fashions Ltd.	74,786	787,913
*	Morepen Laboratories Ltd.	2,053,442	774,567
	Motherson Sumi Wiring India Ltd.	7,117,059	5,177,806
	Motilal Oswal Financial Services Ltd.	305,627	3,120,213
	Mphasis Ltd.	445,478	12,410,781
	MPS Ltd.	1,535	20,296
	MRF Ltd.	6,800	8,489,508
	Mrs Bectors Food Specialities Ltd.	67,827	758,171
	MSTC Ltd.	107,218	576,907
	Mukand Ltd.	25,139	51,083
	Multi Commodity Exchange of India Ltd.	107,081	2,169,561
	Muthoot Finance Ltd.	852,138	14,081,137
	Nahar Spinning Mills Ltd.	45,200	142,295
	Narayana Hrudayalaya Ltd.	192,124	2,360,203
	Natco Pharma Ltd.	558,729	5,669,635
	National Aluminium Co. Ltd.	10,802,548	12,563,676
	National Fertilizers Ltd.	409,840	356,029
	Nava Ltd.	852,633	3,859,704
	Navin Fluorine International Ltd.	109,721	5,715,113
	Navneet Education Ltd.	655,288	1,143,861
	NBCC India Ltd.	3,449,364	1,952,595
	NCC Ltd.	2,922,154	5,693,462
	NCL Industries Ltd.	129,237	302,248
	NELCO Ltd.	47,373	459,425

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Neogen Chemicals Ltd.	46,501	$901,695
	NESCO Ltd.	152,846	1,304,919
	Nestle India Ltd.	90,250	24,628,458
	Neuland Laboratories Ltd.	24,978	1,055,439
	Newgen Software Technologies Ltd.	66,350	688,730
	NHPC Ltd.	8,392,295	5,251,182
	NIIT Learning Systems Ltd.	686,915	2,616,163
*	NIIT Ltd.	686,915	685,859
	Nilkamal Ltd.	48,172	1,608,906
Ω	Nippon Life India Asset Management Ltd.	216,736	828,716
	NLC India Ltd.	820,762	1,168,928
	NMDC Ltd.	2,720,359	3,883,252
*††	NMDC Steel Ltd.	2,720,359	1,594,594
	NOCIL Ltd.	954,930	2,580,879
	Novartis India Ltd.	19,447	171,116
	NRB Bearings Ltd.	430,506	1,314,030
	NTPC Ltd.	8,519,371	22,568,565
	Nucleus Software Exports Ltd.	64,922	882,602
	Nuvama Wealth Management Ltd.	35,125	1,045,011
	Oberoi Realty Ltd.	451,873	6,150,250
	Oil & Natural Gas Corp. Ltd.	5,507,685	11,874,583
	Oil India Ltd.	1,230,634	4,126,458
*	Omaxe Ltd.	1	0
	One 97 Communications Ltd.	91,349	890,566
*	OnMobile Global Ltd.	142,401	133,436
	Oracle Financial Services Software Ltd.	117,363	5,554,073
	Orient Cement Ltd.	1,070,141	1,913,694
	Orient Electric Ltd.	468,455	1,316,644
	Orient Paper & Industries Ltd.	827,420	443,013
*	Oriental Aromatics Ltd.	25,737	136,271
	Oriental Carbon & Chemicals Ltd.	25,321	245,164
*	Oriental Hotels Ltd.	163,381	178,325
*	Orissa Minerals Development Co. Ltd.	1,311	62,945
	Page Industries Ltd.	26,237	12,125,252
	Paisalo Digital Ltd.	915,343	666,074
	Panama Petrochem Ltd.	213,758	746,876
*Ω	Parag Milk Foods Ltd.	128,252	269,624
*	Patel Engineering Ltd.	1,774,358	947,869
*	PC Jeweller Ltd.	867,882	309,499
	PCBL Ltd.	1,868,564	3,587,025
	Persistent Systems Ltd.	329,372	19,033,358
	Petronet LNG Ltd.	4,776,467	13,553,946
	Pfizer Ltd.	59,209	2,887,615
	Phoenix Mills Ltd.	389,848	8,204,198
	PI Industries Ltd.	272,862	12,006,835
	Pidilite Industries Ltd.	339,280	10,816,119
	Piramal Enterprises Ltd.	469,131	5,788,707
*	Piramal Pharma Ltd.	1,404,064	1,781,039
*Ω	PNB Housing Finance Ltd.	243,259	1,889,012
	PNC Infratech Ltd.	483,579	2,035,196
	Poly Medicure Ltd.	94,895	1,429,566
	Polycab India Ltd.	50,008	2,938,284
	Polyplex Corp. Ltd.	160,420	2,389,726
	Poonawalla Fincorp Ltd.	651,180	3,119,858
	Power Finance Corp. Ltd.	6,382,531	20,282,874
	Power Grid Corp. of India Ltd.	7,094,492	22,970,122
	Power Mech Projects Ltd.	26,193	1,480,625
	Praj Industries Ltd.	819,463	4,268,304
*	Prakash Industries Ltd.	736,654	824,858

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Prataap Snacks Ltd.	24,502	$250,114
	Prestige Estates Projects Ltd.	955,662	6,827,947
*	Pricol Ltd.	748,083	2,514,334
*	Prime Focus Ltd.	56,364	78,416
	Prince Pipes & Fittings Ltd.	222,129	1,778,093
*	Prism Johnson Ltd.	902,737	1,369,753
	Privi Speciality Chemicals Ltd.	26,844	358,314
	Procter & Gamble Health Ltd.	48,427	3,154,103
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,711,950
	PSP Projects Ltd.	120,314	1,163,110
*	PTC India Financial Services Ltd.	573,224	163,181
	PTC India Ltd.	1,958,139	2,810,051
	Punjab National Bank	6,692,535	5,037,170
	Puravankara Ltd.	86,487	111,392
*	PVR Inox Ltd.	139,193	2,635,146
Ω	Quess Corp. Ltd.	241,210	1,254,753
	Radico Khaitan Ltd.	491,461	8,641,845
	Rain Industries Ltd.	1,833,969	3,804,893
	Rajesh Exports Ltd.	488,154	3,095,722
	Rallis India Ltd.	645,725	1,716,829
	Ramco Cements Ltd.	635,741	6,839,809
	Ramco Industries Ltd.	194,075	437,008
	Ramkrishna Forgings Ltd.	433,555	2,971,717
	Rane Holdings Ltd.	21,650	263,609
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,689,399
	Ratnamani Metals & Tubes Ltd.	106,639	3,452,435
*	RattanIndia Power Ltd.	1,728,649	106,298
	Raymond Ltd.	263,472	6,158,089
*Ω	RBL Bank Ltd.	3,201,732	8,876,865
	REC Ltd.	12,894,190	31,847,769
	Redington Ltd.	5,882,815	12,950,409
	Redtape Ltd.	333,665	891,883
	Relaxo Footwears Ltd.	232,328	2,675,348
	Reliance Industrial Infrastructure Ltd.	55,253	650,456
	Reliance Industries Ltd.	4,786,942	148,411,400
*	Reliance Infrastructure Ltd.	659,200	1,498,727
*	Reliance Power Ltd.	17,689,317	3,533,893
	Repco Home Finance Ltd.	300,999	1,203,471
	Rhi Magnesita India Ltd.	82,600	650,869
	Rico Auto Industries Ltd.	465,999	561,866
	RITES Ltd.	316,850	1,786,227
	Rossari Biotech Ltd.	2,348	23,998
*	RPSG Ventures Ltd.	21,494	134,920
	RSWM Ltd.	273,374	664,996
	Rupa & Co. Ltd.	176,230	641,305
	Safari Industries India Ltd.	3,627	127,023
	Sagar Cements Ltd.	165,495	425,717
	Samvardhana Motherson International Ltd.	7,776,130	9,302,236
	Sandhar Technologies Ltd.	103,044	466,565
	Sangam India Ltd.	72,229	286,008
*	Sanghi Industries Ltd.	143,279	159,159
	Sanghvi Movers Ltd.	64,828	497,390
	Sanofi India Ltd.	52,233	4,457,763
*	Sarda Energy & Minerals Ltd.	72,596	1,777,398
	Saregama India Ltd.	228,101	1,092,182
	Sasken Technologies Ltd.	14,763	165,603
*	Satin Creditcare Network Ltd.	256,325	637,095
	Savita Oil Technologies Ltd.	144,540	548,302
	SBI Cards & Payment Services Ltd.	341,041	3,552,953

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	SBI Life Insurance Co. Ltd.	406,927	$6,343,256
	Schaeffler India Ltd.	146,940	5,590,354
*	Schneider Electric Infrastructure Ltd.	161,127	554,668
*	SEAMEC Ltd.	20,996	186,680
*	SEPC Ltd.	1,658,755	279,794
*	Sequent Scientific Ltd.	371,006	428,412
	Seshasayee Paper & Boards Ltd.	85,570	287,716
Ω	SH Kelkar & Co. Ltd.	349,754	504,415
	Shakti Pumps India Ltd.	28,853	254,894
	Shankara Building Products Ltd.	51,416	468,832
	Shanthi Gears Ltd.	9,847	55,144
	Sharda Cropchem Ltd.	281,600	1,504,612
	Sharda Motor Industries Ltd.	48,278	499,601
*	Sheela Foam Ltd.	49,407	733,762
	Shilpa Medicare Ltd.	127,172	548,073
	Shipping Corp. of India Ltd.	1,289,688	1,631,541
	Shipping Corp. of India Ltd.	1,289,688	424,153
*	Shoppers Stop Ltd.	121,135	1,171,362
	Shree Cement Ltd.	24,162	7,093,883
*	Shree Renuka Sugars Ltd.	3,250,199	1,818,540
	Shriram Finance Ltd.	976,353	22,483,291
	Siemens Ltd.	62,389	3,020,306
*	SIS Ltd.	170,773	916,060
	Siyaram Silk Mills Ltd.	135,452	910,770
	SKF India Ltd.	120,317	7,877,776
	Skipper Ltd.	20,251	44,944
	Snowman Logistics Ltd.	93,237	56,722
	Sobha Ltd.	406,765	3,070,866
	Solar Industries India Ltd.	135,286	6,241,913
*	Solara Active Pharma Sciences Ltd.	71,972	350,349
	Somany Ceramics Ltd.	87,138	789,777
	Sonata Software Ltd.	488,002	6,272,660
*	South Indian Bank Ltd.	10,439,718	2,486,499
*	SP Apparels Ltd.	6,392	35,679
*	Spandana Sphoorty Financial Ltd.	23,267	232,593
	SRF Ltd.	758,896	20,038,294
*	Star Cement Ltd.	450,204	797,111
	State Bank of India	2,905,882	21,907,970
	State Bank of India, GDR	18,416	1,385,335
	Steel Authority of India Ltd.	6,987,088	8,043,406
	Sterlite Technologies Ltd.	1,116,079	2,050,621
*	Strides Pharma Science Ltd.	416,501	2,388,480
*	Stylam Industries Ltd.	20,273	397,629
	Styrenix Performance Materials Ltd.	5,522	79,756
*	Subex Ltd.	1,249,861	493,059
	Subros Ltd.	152,682	787,988
	Sudarshan Chemical Industries Ltd.	248,242	1,494,726
	Sumitomo Chemical India Ltd.	65,574	328,731
	Sun Pharmaceutical Industries Ltd.	1,884,298	26,198,680
	Sun TV Network Ltd.	894,567	5,899,143
	Sundaram Finance Holdings Ltd.	135,063	205,761
	Sundaram Finance Ltd.	144,439	4,653,175
	Sundaram-Clayton Ltd.	19,146	1,183,545
	Sundram Fasteners Ltd.	645,689	10,014,818
*	Sunflag Iron & Steel Co. Ltd.	165,691	460,672
	Sunteck Realty Ltd.	361,811	1,597,246
	Suprajit Engineering Ltd.	454,229	2,312,109
	Supreme Industries Ltd.	349,514	15,072,443
	Supreme Petrochem Ltd.	470,913	2,567,409

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Surya Roshni Ltd.	154,448	$1,531,143
	Sutlej Textiles & Industries Ltd.	431,231	249,689
	Suven Pharmaceuticals Ltd.	904,261	5,424,656
*	Suzlon Energy Ltd.	34,335,189	7,922,844
	Swan Energy Ltd.	39,795	106,217
	Swaraj Engines Ltd.	35,022	832,101
	Symphony Ltd.	75,013	793,055
Ω	Syngene International Ltd.	751,072	7,283,427
	Tamil Nadu Newsprint & Papers Ltd.	157,095	403,975
	Tamilnadu Petroproducts Ltd.	443,962	431,566
	Tanla Platforms Ltd.	286,515	4,175,500
*	TARC Ltd.	281,006	244,099
	Tasty Bite Eatables Ltd.	1,054	182,070
	Tata Chemicals Ltd.	1,083,414	13,985,203
	Tata Coffee Ltd.	638,032	1,939,349
	Tata Communications Ltd.	546,859	11,960,489
	Tata Consultancy Services Ltd.	2,107,213	87,618,799
	Tata Consumer Products Ltd.	1,362,029	14,232,916
	Tata Elxsi Ltd.	132,140	11,513,737
	Tata Metaliks Ltd.	101,490	1,102,178
*	Tata Motors Ltd.	6,741,020	52,893,008
	Tata Power Co. Ltd.	3,799,991	10,935,850
	Tata Steel Long Products Ltd.	7,521	69,553
	Tata Steel Ltd.	31,884,350	47,718,979
	TCI Express Ltd.	89,650	1,725,620
*Ω	TCNS Clothing Co. Ltd.	8,176	43,559
	TD Power Systems Ltd.	416,285	1,319,761
	Tech Mahindra Ltd.	2,044,756	27,861,528
	Techno Electric & Engineering Co. Ltd.	395,117	2,356,263
*Ω	Tejas Networks Ltd.	62,327	621,490
	Texmaco Rail & Engineering Ltd.	801,338	1,038,520
	Thermax Ltd.	149,018	4,690,089
	Thirumalai Chemicals Ltd.	658,787	1,625,262
*	Thomas Cook India Ltd.	679,968	694,923
Ω	Thyrocare Technologies Ltd.	64,929	470,205
	Tide Water Oil Co. India Ltd.	36,684	501,552
	Tilaknagar Industries Ltd.	171,162	354,470
	Time Technoplast Ltd.	1,265,490	2,114,221
	Timken India Ltd.	147,435	6,294,565
	Tinplate Co. of India Ltd.	377,823	1,718,234
*	Titagarh Rail System Ltd.	292,043	2,325,813
	Titan Co. Ltd.	837,512	30,716,775
	Torrent Pharmaceuticals Ltd.	510,505	12,491,035
	Torrent Power Ltd.	901,404	7,437,889
	Tourism Finance Corp. of India Ltd.	185,556	199,235
	TransIndia Realty & Logistics Parks Ltd.	686,770	202,632
	Transport Corp. of India Ltd.	297,141	2,726,343
	Trent Ltd.	324,232	6,946,765
	Trident Ltd.	10,150,783	3,985,504
	Triveni Engineering & Industries Ltd.	697,580	2,541,397
	Triveni Turbine Ltd.	628,064	3,044,574
	TTK Prestige Ltd.	242,585	2,334,286
	Tube Investments of India Ltd.	470,598	17,729,566
	TV Today Network Ltd.	234,605	589,829
*	TV18 Broadcast Ltd.	4,196,521	2,067,453
	TVS Motor Co. Ltd.	651,544	10,923,528
	TVS Srichakra Ltd.	26,058	963,547
	Uflex Ltd.	361,822	1,917,970
	Ugar Sugar Works Ltd.	238,011	390,408

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	99,465	$329,442
	Ujjivan Financial Services Ltd.	387,401	2,332,843
Ω	Ujjivan Small Finance Bank Ltd.	1,867,547	1,097,421
	UltraTech Cement Ltd.	242,717	24,532,929
	Unichem Laboratories Ltd.	259,458	1,257,020
	Union Bank of India Ltd.	4,196,360	4,560,291
	United Breweries Ltd.	131,346	2,458,550
*	United Spirits Ltd.	859,065	10,603,022
	UNO Minda Ltd.	1,003,547	7,206,566
	UPL Ltd.	3,216,291	24,369,120
	Usha Martin Ltd.	1,011,349	4,139,141
	UTI Asset Management Co. Ltd.	33,779	330,176
*	VA Tech Wabag Ltd.	298,041	1,912,981
	Vaibhav Global Ltd.	182,580	766,713
	Vakrangee Ltd.	2,875,153	553,386
Ω	Valiant Organics Ltd.	7,526	50,614
*	Vardhman Textiles Ltd.	1,076,844	4,876,382
*Ω	Varroc Engineering Ltd.	161,423	685,491
	Varun Beverages Ltd.	1,039,142	10,169,957
	Vedanta Ltd.	3,143,839	10,587,379
	Venky's India Ltd.	37,741	932,789
	Vesuvius India Ltd.	24,801	1,109,384
	V-Guard Industries Ltd.	1,040,667	3,581,743
	Vimta Labs Ltd.	61,833	343,699
	Vinati Organics Ltd.	172,963	3,862,593
	Vindhya Telelinks Ltd.	27,832	695,844
	VIP Industries Ltd.	56,282	410,926
	Visaka Industries Ltd.	140,120	146,674
	Vl E Governance Ord	287,515	78,653
	V-Mart Retail Ltd.	25,164	698,205
*	Vodafone Idea Ltd.	29,375,606	2,967,300
	Voltamp Transformers Ltd.	17,672	995,723
	Voltas Ltd.	238,280	2,258,077
*	VRL Logistics Ltd.	267,849	2,390,226
	VST Industries Ltd.	31,711	1,458,118
	VST Tillers Tractors Ltd.	25,237	938,735
	Welspun Corp. Ltd.	1,157,870	4,532,141
	Welspun Enterprises Ltd.	439,156	1,250,549
	Welspun India Ltd.	2,995,844	3,985,279
	West Coast Paper Mills Ltd.	430,217	2,536,176
*	Westlife Foodworld Ltd.	120,529	1,372,599
	Wheels India Ltd.	47,188	436,581
	Whirlpool of India Ltd.	120,592	2,125,369
	Wipro Ltd.	3,850,777	18,992,518
*	Wockhardt Ltd.	304,296	883,527
*	Wonderla Holidays Ltd.	87,484	662,243
*	Yes Bank Ltd.	12,651,241	2,624,646
	Zee Entertainment Enterprises Ltd.	6,665,050	19,741,864
*	Zee Media Corp. Ltd.	2,614,267	355,893
	Zensar Technologies Ltd.	640,894	3,870,553
*	Zomato Ltd.	8,113,857	8,311,203
	Zydus Lifesciences Ltd.	1,126,403	8,638,701
	Zydus Wellness Ltd.	52,395	935,914
TOTAL INDIA			4,310,603,847
INDONESIA — (1.9%)
	ABM Investama Tbk PT	2,924,500	709,800
	Ace Hardware Indonesia Tbk PT	64,715,200	3,091,337
	Adaro Energy Indonesia Tbk PT	84,508,300	13,518,845

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Adhi Karya Persero Tbk PT	13,705,879	$432,617
*	Adi Sarana Armada Tbk PT	10,369,700	883,511
*	Agung Semesta Sejahtera Tbk PT	29,109,300	21,262
	AKR Corporindo Tbk PT	43,936,800	4,038,187
*	Alam Sutera Realty Tbk PT	75,956,400	921,888
*	Allo Bank Indonesia Tbk PT	345,700	41,514
	Aneka Tambang Tbk PT	22,650,319	2,985,546
	Arwana Citramulia Tbk PT	21,783,200	1,220,862
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	104,961
	Astra Agro Lestari Tbk PT	4,299,822	2,160,102
	Astra International Tbk PT	55,781,400	25,349,542
	Astra Otoparts Tbk PT	4,900,900	952,013
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	3,849
*††	Bakrie Telecom Tbk PT	35,294,139	0
	Bali Bintang Sejahtera Tbk PT	425,200	5,611
*	Bank Amar Indonesia Tbk PT	10,427,010	207,460
	Bank BTPN Syariah Tbk PT	14,321,800	2,025,183
*	Bank Bukopin Tbk PT	142,642,188	983,709
*	Bank Capital Indonesia Tbk PT	20,448,500	177,597
	Bank Central Asia Tbk PT	76,171,700	46,131,968
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	98,153
*	Bank Ganesha Tbk PT	8,856,600	50,012
*	Bank Ina Perdana PT	2,273,000	596,832
*	Bank Jago Tbk PT	457,700	88,429
	Bank Mandiri Persero Tbk PT	117,659,172	44,727,583
*	Bank Mayapada International Tbk PT	3,397,500	116,075
	Bank Maybank Indonesia Tbk PT	9,326,000	178,134
*	Bank MNC Internasional Tbk PT	30,635,900	166,652
*	Bank Nationalnobu Tbk PT	2,676,400	88,111
	Bank Negara Indonesia Persero Tbk PT	16,698,130	9,830,233
*	Bank Neo Commerce Tbk PT	1,859,900	56,025
	Bank OCBC Nisp Tbk PT	5,672,700	455,218
	Bank Pan Indonesia Tbk PT	32,480,500	2,757,227
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,401,657	2,399,012
	Bank Pembangunan Daerah Jawa Timur Tbk PT	31,858,200	1,393,931
	Bank Rakyat Indonesia Persero Tbk PT	95,125,259	35,615,270
	Bank Syariah Indonesia Tbk PT	16,471,700	1,808,006
	Bank Tabungan Negara Persero Tbk PT	49,445,554	4,313,680
	Barito Pacific Tbk PT	97,090,310	4,989,022
	Bayan Resources Tbk PT	1,903,200	2,505,355
*	Bekasi Fajar Industrial Estate Tbk PT	5,123,100	56,412
	BFI Finance Indonesia Tbk PT	62,734,100	5,493,142
*	Bintang Oto Global Tbk PT	5,299,300	435,842
	BISI International Tbk PT	11,631,812	1,163,992
	Blue Bird Tbk PT	4,172,100	622,355
*	Buana Lintas Lautan Tbk PT	116,607,300	757,185
*	Bukalapak.com PT Tbk	7,748,500	111,096
	Bukit Asam Tbk PT	28,496,300	5,239,996
*	Bumi Resources Minerals Tbk PT	120,022,300	1,361,556
*	Bumi Resources Tbk PT	331,063,300	2,808,566
*	Bumi Serpong Damai Tbk PT	59,167,400	4,651,194
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	80,898
*	Capital Financial Indonesia Tbk PT	2,827,500	124,724
	Catur Sentosa Adiprana Tbk PT	864,200	37,524
*	Cemindo Gemilang PT	855,900	51,369
	Charoen Pokphand Indonesia Tbk PT	22,224,560	7,623,861
Ω	Cikarang Listrindo Tbk PT	7,638,100	372,527
	Ciputra Development Tbk PT	80,279,915	5,936,867
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,244,567

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	City Retail Developments Tbk PT	11,633,200	$109,645
	Delta Dunia Makmur Tbk PT	41,117,700	1,085,842
	Dharma Satya Nusantara Tbk PT	32,055,000	1,244,045
	Elang Mahkota Teknologi Tbk PT	25,802,800	1,113,230
	Elnusa Tbk PT	24,077,500	622,865
	Erajaya Swasembada Tbk PT	81,227,800	2,694,592
*	Gajah Tunggal Tbk PT	9,504,000	680,595
	Garudafood Putra Putri Jaya Tbk PT	23,571,500	734,749
	Gudang Garam Tbk PT	1,683,700	3,116,603
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	18,338,100	2,019,549
	Hexindo Adiperkasa Tbk PT	1,174,656	521,791
	Impack Pratama Industri Tbk PT	36,436,400	811,729
	Indah Kiat Pulp & Paper Tbk PT	16,644,300	10,103,756
	Indika Energy Tbk PT	22,642,400	2,967,358
	Indo Tambangraya Megah Tbk PT	3,135,600	5,659,157
	Indocement Tunggal Prakarsa Tbk PT	3,495,300	2,416,776
	Indofood CBP Sukses Makmur Tbk PT	3,114,100	2,314,004
	Indofood Sukses Makmur Tbk PT	25,932,400	12,598,364
	Indomobil Sukses Internasional Tbk PT	3,597,500	418,588
	Indosat Tbk PT	4,834,300	2,948,939
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	46,307,188	1,965,842
	Integra Indocabinet Tbk PT	12,027,700	351,004
*††	Inti Agri Resources Tbk PT	10,879,700	6,764
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	22,670
*	Intiland Development Tbk PT	771,600	12,173
	Japfa Comfeed Indonesia Tbk PT	52,819,300	4,676,886
	Jasa Marga Persero Tbk PT	8,677,858	2,226,620
	Jaya Real Property Tbk PT	5,813,800	217,828
	Kalbe Farma Tbk PT	66,007,700	8,383,770
*	Kapuas Prima Coal Tbk PT	22,409,900	74,293
*	Kawasan Industri Jababeka Tbk PT	136,892,745	1,406,768
	KMI Wire & Cable Tbk PT	28,325,800	642,098
*	Krakatau Steel Persero Tbk PT	35,882,937	519,015
	Lautan Luas Tbk PT	329,800	22,967
*	Lippo Cikarang Tbk PT	17,730,905	1,169,320
*	Lippo Karawaci Tbk PT	326,038,562	2,141,269
*	M Cash Integrasi PT	90,400	48,870
	Mahkota Group Tbk PT	1,511,200	68,138
*	Malindo Feedmill Tbk PT	5,480,200	167,949
*	Map Aktif Adiperkasa PT	17,876,700	960,696
	Matahari Department Store Tbk PT	7,217,300	1,446,104
	Mayora Indah Tbk PT	18,209,125	2,921,108
*	MD Pictures Tbk PT	1,258,700	333,696
	Medco Energi Internasional Tbk PT	69,082,660	5,188,913
*	Media Nusantara Citra Tbk PT	41,318,193	1,726,127
	Medikaloka Hermina Tbk PT	34,221,600	3,390,996
*	Mega Manunggal Property Tbk PT	2,014,300	56,160
*	Merdeka Copper Gold Tbk PT	14,165,962	3,300,824
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,497,794
	Metrodata Electronics Tbk PT	30,170,100	1,030,457
	Metropolitan Kentjana Tbk PT	11,400	20,263
*	Mitra Adiperkasa Tbk PT	71,006,300	9,326,185
	Mitra Keluarga Karyasehat Tbk PT	16,476,200	3,181,845
	Mitra Pinasthika Mustika Tbk PT	11,008,300	755,848
*	MNC Digital Entertainment Tbk PT	4,421,900	1,108,320
*	MNC Land Tbk PT	102,637,700	469,408
	Mulia Industrindo Tbk PT	10,053,500	299,976
*	Multipolar Tbk PT	49,085,700	292,925

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	NFC Indonesia Tbk PT	130,200	$38,770
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,682,210
*	Omni Inovasi Indonesia Tbk PT	17,703,800	58,700
	Pabrik Kertas Tjiwi Kimia Tbk PT	7,024,300	3,144,741
*	Pacific Strategic Financial Tbk PT	12,766,300	918,515
	Pakuwon Jati Tbk PT	113,629,800	3,620,249
	Panin Financial Tbk PT	122,142,700	2,480,173
*	Paninvest Tbk PT	7,925,300	585,822
	Perusahaan Gas Negara Tbk PT	41,584,800	3,765,007
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	27,490,700	1,896,517
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,559
*	PP Persero Tbk PT	22,202,490	890,869
	Prodia Widyahusada Tbk PT	468,900	205,378
	Puradelta Lestari Tbk PT	52,900,500	596,321
*	Quantum Clovera Investama Tbk PT	5,169,200	17,139
	Ramayana Lestari Sentosa Tbk PT	13,903,700	530,169
	Resource Alam Indonesia Tbk PT	2,192,600	72,711
*††	Rimo International Lestari Tbk PT	151,291,900	0
	Rukun Raharja Tbk PT	881,200	53,186
	Salim Ivomas Pratama Tbk PT	31,135,200	875,201
	Samator Indo Gas Tbk PT	1,064,200	139,397
	Sampoerna Agro Tbk PT	5,071,559	678,985
	Samudera Indonesia Tbk PT	59,070,100	1,442,306
*	Sarana Meditama Metropolitan Tbk PT	9,118,000	223,823
	Sarana Menara Nusantara Tbk PT	50,679,900	3,410,816
	Sariguna Primatirta Tbk PT	14,646,300	641,547
	Sawit Sumbermas Sarana Tbk PT	31,536,700	2,498,515
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,582,900	2,199,110
	Semen Baturaja Tbk PT	12,485,100	316,372
	Semen Indonesia Persero Tbk PT	11,619,086	5,376,486
	Siloam International Hospitals Tbk PT	21,897,100	2,831,476
*	Sinar Mas Multiartha Tbk PT	278,500	240,359
*††	Sri Rejeki Isman Tbk PT	96,691,300	175,525
	Steel Pipe Industry of Indonesia PT	16,408,800	302,546
	Sumber Alfaria Trijaya Tbk PT	25,085,800	4,491,817
	Summarecon Agung Tbk PT	79,145,547	3,465,821
	Surya Citra Media Tbk PT	113,989,200	1,179,259
	Surya Esa Perkasa Tbk PT	42,306,800	1,655,923
*	Surya Semesta Internusa Tbk PT	32,063,800	995,450
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	13,622,263
#	Telkom Indonesia Persero Tbk PT, ADR	381,333	9,354,098
	Temas Tbk PT	17,648,200	316,144
	Tempo Scan Pacific Tbk PT	2,420,500	272,092
	Timah Tbk PT	20,508,267	1,279,320
	Tower Bersama Infrastructure Tbk PT	11,476,400	1,468,905
*††	Trada Alam Minera Tbk PT	173,119,000	107,625
	Transcoal Pacific Tbk PT	2,354,300	1,038,552
	Trias Sentosa Tbk PT	3,690,500	166,602
	Triputra Agro Persada PT	23,043,100	870,868
	Tunas Baru Lampung Tbk PT	27,808,157	1,539,352
	Ultrajaya Milk Industry & Trading Co. Tbk PT	12,046,100	1,537,335
	Unilever Indonesia Tbk PT	20,436,400	5,216,686
	United Tractors Tbk PT	10,454,246	19,098,621
	Vale Indonesia Tbk PT	9,180,750	4,189,527
*††	Waskita Beton Precast Tbk PT	48,306,300	160,036
*	Waskita Karya Persero Tbk PT	52,554,757	703,983
	Wijaya Karya Beton Tbk PT	25,227,900	246,037

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Wijaya Karya Persero Tbk PT	19,524,422	$567,281
	XL Axiata Tbk PT	46,218,345	6,958,231
TOTAL INDONESIA			495,404,391
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	3,999,215	2,069,906
*	Agility Public Warehousing Co. KSC	482,786	990,089
	Ahli United Bank KSCP	12,000	10,508
	Al Ahli Bank of Kuwait KSCP	203,459	158,952
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	342,695	207,491
	Al-Eid Food KSC	418,525	256,129
*	Alimtiaz Investment Group KSC	1,319,036	304,855
*	Arabi Group Holding KSC	179,330	188,553
	Arzan Financial Group for Financing & Investment KPSC	1,422,144	657,371
*	Asiya Capital Investments Co. KSCP	1,809,917	334,646
	Boubyan Bank KSCP	999,550	2,017,321
	Boubyan Petrochemicals Co. KSCP	62,788	151,043
	Boursa Kuwait Securities Co. KPSC	67,009	415,752
	Burgan Bank SAK	57,329	38,817
	Combined Group Contracting Co. SAK	398,848	502,455
	Commercial Facilities Co. SAKP	104,330	59,433
	Commercial Real Estate Co. KSC	874,587	307,472
	Gulf Bank KSCP	355,057	305,127
	Gulf Cables & Electrical Industries Group Co. KSCP	28,678	114,824
	Heavy Engineering & Ship Building Co. KSCP, Class B	73,949	168,022
	Humansoft Holding Co. KSC	132,017	1,547,074
	Integrated Holding Co. KCSC	447,550	590,032
	Jazeera Airways Co. KSCP	115,336	750,885
	Kuwait Finance House KSCP	5,636,377	14,476,242
	Kuwait International Bank KSCP	812,013	441,426
	Kuwait Real Estate Co. KSC	1,554,433	713,461
	Kuwait Telecommunications Co.	258,710	492,661
	Mabanee Co. KPSC	154,223	443,291
	Mezzan Holding Co. KSCC	167,705	292,064
	Mobile Telecommunications Co. KSCP	164,990	279,817
	National Bank of Kuwait SAKP	1,789,419	5,603,584
	National Industries Group Holding SAK	452,723	341,900
	National Investments Co. KSCP	1,076,920	848,355
	Salhia Real Estate Co. KSCP	156,889	242,586
	Securities House KSC	48,518	10,898
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	464,074	305,153
	Sultan Center Food Products Co. KSC	5,505	2,365
	Warba Bank KSCP	842,525	578,687
TOTAL KUWAIT			37,219,247
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,085,585	925,516
	Able Global Bhd	359,700	105,467
#	Aeon Co. M Bhd	3,080,100	833,585
#	AEON Credit Service M Bhd	879,540	2,348,770
	AFFIN Bank Bhd	4,103,443	1,775,069
	Ajinomoto Malaysia Bhd	38,900	143,364
	Alliance Bank Malaysia Bhd	6,696,400	5,243,082
	Allianz Malaysia Bhd	122,100	394,909
#	AME Elite Consortium Bhd	270,300	81,513
#	AMMB Holdings Bhd	6,786,550	5,811,445
#*	Ancom Nylex Bhd	2,110,600	482,285
#*	Ann Joo Resources Bhd	1,086,200	279,631

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Astro Malaysia Holdings Bhd	3,015,100	$357,759
	Axiata Group Bhd	10,334,435	6,120,582
	Batu Kawan Bhd	400,750	1,889,462
*	Berjaya Assets Bhd	1,232,400	79,311
#*	Berjaya Corp. Bhd	25,204,813	1,649,263
#	Berjaya Food Bhd	2,402,000	361,958
*	Berjaya Land Bhd	2,070,900	126,317
#*	Bermaz Auto Bhd	3,812,400	1,734,015
#	BIMB Holdings Bhd	3,765,159	1,837,880
#	Boustead Plantations Bhd	5,622,400	1,321,324
#	British American Tobacco Malaysia Bhd	671,100	1,506,331
#*	Bumi Armada Bhd	25,216,550	2,911,357
	Bursa Malaysia Bhd	2,761,000	4,109,303
	Cahya Mata Sarawak Bhd	4,181,400	983,357
#	Carlsberg Brewery Malaysia Bhd, Class B	651,400	3,034,196
*††	Carotech Bhd	44,425	0
#	CB Industrial Product Holding Bhd	2,888,820	724,370
	CELCOMDIGI Bhd	7,077,420	6,938,071
	CIMB Group Holdings Bhd	12,029,548	14,818,600
#*	Coastal Contracts Bhd	1,119,200	546,565
*	Comfort Glove Bhd	533,700	45,576
#	CSC Steel Holdings Bhd	1,264,100	325,494
	CTOS Digital Bhd	129,700	40,276
*	Cypark Resources Bhd	1,044,350	188,829
#	D&O Green Technologies Bhd	3,227,500	2,815,881
	Datasonic Group Bhd	647,500	68,241
#	Dayang Enterprise Holdings Bhd	3,269,363	1,016,329
#	Dialog Group Bhd	6,566,484	3,351,934
	DRB-Hicom Bhd	7,895,100	2,591,866
#	Dufu Technology Corp. Bhd	1,397,300	589,564
#	Duopharma Biotech Bhd	981,951	283,356
	Dutch Lady Milk Industries Bhd	83,400	394,760
#	Eco World Development Group Bhd	5,307,000	1,106,431
#*	Eco World International Bhd	504,300	71,014
*	Ecofirst Consolidated Bhd	1,552,400	125,634
#*	Ekovest Bhd	10,232,050	1,010,420
#	FGV Holdings Bhd	654,800	207,744
#	Formosa Prosonic Industries Bhd	383,500	220,290
#	Fraser & Neave Holdings Bhd	315,000	1,746,608
#	Frontken Corp. Bhd	5,212,600	3,749,116
	Gadang Holdings Bhd	2,291,200	155,079
	Gamuda Bhd	5,328,910	5,081,356
#	Gas Malaysia Bhd	654,900	437,298
	Genting Bhd	4,393,900	4,201,042
#	Genting Malaysia Bhd	4,440,200	2,561,212
#	Genting Plantations Bhd	910,000	1,233,124
#	George Kent Malaysia Bhd	2,239,687	236,130
#	Globetronics Technology Bhd	3,051,045	974,827
*	Greatech Technology Bhd	101,800	103,903
#	Guan Chong Bhd	1,065,900	520,892
#	Hai-O Enterprise Bhd	1,680,022	384,157
#	HAP Seng Consolidated Bhd	4,754,940	3,586,809
#	Hap Seng Plantations Holdings Bhd	1,488,800	653,803
	Hartalega Holdings Bhd	5,714,100	2,790,164
	Heineken Malaysia Bhd	647,200	3,751,664
#	Hengyuan Refining Co. Bhd	844,900	650,891
	HeveaBoard Bhd	2,169,800	158,809
#	Hextar Global Bhd	1,097,100	186,192
	Hiap Teck Venture Bhd	11,570,400	885,524

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hibiscus Petroleum Bhd	14,646,100	$3,026,870
#	Hong Leong Bank Bhd	588,465	2,556,649
	Hong Leong Capital Bhd	193,600	265,745
#	Hong Leong Financial Group Bhd	1,129,098	4,584,567
	Hong Leong Industries Bhd	506,400	1,010,864
*	Hong Seng Consolidated Bhd	643,200	9,251
	Hup Seng Industries Bhd	1,551,400	232,631
	IGB Bhd	735,738	344,327
#	IHH Healthcare Bhd	1,485,700	1,962,224
	IJM Corp. Bhd	12,289,926	4,170,916
#	Inari Amertron Bhd	8,085,732	5,416,902
	Insas Bhd	4,413,602	817,614
#	IOI Corp. Bhd	4,021,877	3,721,002
	IOI Properties Group Bhd	5,700,519	1,732,849
*	Iris Corp. Bhd	779,200	15,539
*	Iskandar Waterfront City Bhd	3,034,000	289,661
#*	JAKS Resources Bhd	11,627,360	503,187
#	Jaya Tiasa Holdings Bhd	4,881,339	785,053
#*	JHM Consolidation Bhd	771,800	139,710
	Keck Seng Malaysia Bhd	350,500	323,438
#	Kelington Group Bhd	693,300	221,552
	Kenanga Investment Bank Bhd	1,826,100	370,544
	Kerjaya Prospek Group Bhd	1,627,887	404,339
#	Kim Loong Resources Bhd	1,212,260	497,459
#*	KNM Group Bhd	15,379,881	324,734
#	Kobay Technology Bhd	604,100	269,544
#	Kossan Rubber Industries Bhd	7,721,400	2,449,165
#	KPJ Healthcare Bhd	9,881,600	2,522,280
#	Kretam Holdings Bhd	4,777,400	635,429
*	KSL Holdings Bhd	665,900	121,920
#	Kuala Lumpur Kepong Bhd	981,930	5,078,783
	Kumpulan Fima Bhd	709,900	330,720
	Lagenda Properties Bhd	1,004,300	262,734
	Land & General Bhd	13,569,120	330,940
#	LBS Bina Group Bhd	5,517,093	593,923
#	Leong Hup International Bhd	1,197,500	139,491
#	Lii Hen Industries Bhd	2,139,900	401,003
#Ω	Lotte Chemical Titan Holding Bhd	1,637,675	414,565
#	LPI Capital Bhd	553,040	1,460,005
#	Magni-Tech Industries Bhd	1,388,700	582,009
#	Magnum Bhd	4,205,462	1,026,408
#	Mah Sing Group Bhd	8,434,551	1,253,721
#	Malakoff Corp. Bhd	8,503,100	1,216,803
#	Malayan Banking Bhd	7,849,450	15,704,531
*	Malayan Cement Bhd	31,300	22,499
#	Malayan Flour Mills Bhd	4,271,300	601,217
#	Malaysia Airports Holdings Bhd	2,935,283	4,491,860
#	Malaysia Building Society Bhd	14,441,367	2,497,364
#	Malaysia Smelting Corp. Bhd	1,039,400	553,769
#	Malaysian Pacific Industries Bhd	489,925	3,184,483
#	Malaysian Resources Corp. Bhd	11,552,657	974,077
#	Matrix Concepts Holdings Bhd	6,156,405	1,938,543
#	Maxis Bhd	5,372,215	4,814,063
#	MBM Resources Bhd	866,110	664,942
*	Media Prima Bhd	1,753,200	169,186
#	Mega First Corp. Bhd	3,697,000	2,713,022
	MISC Bhd	2,257,760	3,599,683
#	MKH Bhd	2,772,375	793,459
#	MNRB Holdings Bhd	3,224,954	704,340

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MPHB Capital Bhd	529,800	$120,908
Ω	MR DIY Group M Bhd	1,161,400	378,693
	Muda Holdings Bhd	343,600	110,476
*	Muhibbah Engineering M Bhd	2,475,650	373,630
	My EG Services Bhd	14,288,301	2,426,181
	Nestle Malaysia Bhd	131,500	3,906,471
*	Nylex Malaysia Bhd	20,250	2,157
*	OCK Group Bhd	2,278,500	207,301
	Oriental Holdings Bhd	972,540	1,384,344
	OSK Holdings Bhd	7,820,367	1,908,791
#	PA Resources Bhd	1,561,800	95,250
#	Padini Holdings Bhd	2,376,000	2,097,887
	Panasonic Manufacturing Malaysia Bhd	50,500	223,866
	Pantech Group Holdings Bhd	2,830,131	489,862
	Paramount Corp. Bhd	1,893,175	386,291
#	Perak Transit Bhd	2,845,000	681,890
	Petron Malaysia Refining & Marketing Bhd	613,600	641,305
#	Petronas Chemicals Group Bhd	5,085,500	7,844,936
	Petronas Dagangan Bhd	747,200	3,805,661
#	Petronas Gas Bhd	1,242,008	4,705,557
#	PIE Industrial Bhd	283,200	175,841
#*	PMB Technology Bhd	322,900	282,879
#*	Pos Malaysia Bhd	465,800	57,843
	Power Root Bhd	22,700	10,374
	PPB Group Bhd	1,547,940	5,730,520
#	Press Metal Aluminium Holdings Bhd	6,686,660	7,477,115
	Public Bank Bhd	25,354,455	23,453,085
	QL Resources Bhd	3,487,230	4,239,945
	Ranhill Utilities Bhd	976,277	125,655
	RCE Capital Bhd	263,400	131,435
#	RHB Bank Bhd	5,263,407	6,644,931
#	Sam Engineering & Equipment M Bhd	603,600	669,657
*	Sapura Energy Bhd	40,752,188	315,298
#	Sarawak Oil Palms Bhd	2,372,337	1,372,750
	Scientex Bhd	4,710,784	3,720,980
	SEG International Bhd	533,828	81,081
#*	Shangri-La Hotels Malaysia Bhd	253,500	157,964
#	Sime Darby Bhd	9,494,587	4,594,847
#	Sime Darby Plantation Bhd	4,508,461	4,557,422
#	Sime Darby Property Bhd	12,436,087	1,683,047
#	SKP Resources Bhd	5,375,925	1,132,631
	SP Setia Bhd Group	8,010,459	1,119,300
#	Sports Toto Bhd	4,556,250	1,476,260
*††	Sumatec Resources Bhd	786,700	0
	Sunway Bhd	7,019,490	2,786,879
#	Sunway Construction Group Bhd	1,820,519	727,128
#	Supermax Corp. Bhd	4,399,200	824,663
	Suria Capital Holdings Bhd	261,280	76,581
#	Syarikat Takaful Malaysia Keluarga Bhd	2,718,775	2,099,162
#	Ta Ann Holdings Bhd	1,848,123	1,525,888
#	Taliworks Corp. Bhd	2,261,466	401,190
	Tan Chong Motor Holdings Bhd	864,500	210,900
#	TASCO Bhd	858,600	152,448
#	Telekom Malaysia Bhd	2,674,628	3,019,876
	Tenaga Nasional Bhd	3,862,281	8,224,624
#	Thong Guan Industries Bhd	1,129,400	515,988
	TIME dotCom Bhd	4,630,380	5,513,542
#*	Top Glove Corp. Bhd	15,815,260	3,228,533
#*	Tropicana Corp. Bhd	5,039,732	1,328,989

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	TSH Resources Bhd	5,470,650	$1,262,048
#	Uchi Technologies Bhd	1,664,240	1,269,570
	UEM Edgenta Bhd	1,879,800	406,336
#	UEM Sunrise Bhd	2,262,745	241,020
#	UMW Holdings Bhd	1,908,406	1,748,872
	Unisem M Bhd	1,187,400	827,479
	United Malacca Bhd	226,150	265,769
#	United Plantations Bhd	415,400	1,471,642
#	UOA Development Bhd	6,805,699	2,823,060
	UWC Bhd	1,702,800	1,269,721
#*	Velesto Energy Bhd	17,587,292	898,828
#	ViTrox Corp. Bhd	1,268,300	2,209,189
#	VS Industry Bhd	6,628,900	1,316,208
#	WCT Holdings Bhd	5,075,940	506,564
#	Wellcall Holdings Bhd	2,992,350	789,694
#	Westports Holdings Bhd	3,346,900	2,599,806
#	Yinson Holdings Bhd	7,601,380	4,298,993
*	YNH Property Bhd	4,422,193	4,980,690
#	YTL Corp. Bhd	14,982,894	3,887,544
#	YTL Power International Bhd	5,470,587	1,650,790
TOTAL MALAYSIA			380,583,535
MEXICO — (2.7%)
#*	ALEATICA SAB de CV	54,542	111,625
	Alfa SAB de CV, Class A	27,388,079	16,863,009
#	Alpek SAB de CV	3,951,070	4,074,946
*	Alsea SAB de CV	3,424,120	11,917,451
#*	America Movil SAB de CV, ADR	3,735,424	78,145,070
	America Movil SAB de CV, Class B	5,951,285	6,240,941
	Arca Continental SAB de CV	978,466	9,817,382
#*	Axtel SAB de CV	8,395,745	350,972
Ω	Banco del Bajio SA	2,735,192	8,296,232
	Becle SAB de CV	741,078	1,937,557
	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,073,165
*	Cemex SAB de CV	961,826	732,929
*	Cemex SAB de CV, Sponsored ADR	3,481,181	26,526,600
	Cia Minera Autlan SAB de CV, Class B	14,731	11,401
	Coca-Cola Femsa SAB de CV, Sponsored ADR	83,997	7,082,627
	Coca-Cola Femsa SAB de CV	328,303	2,766,215
	Consorcio ARA SAB de CV	8,643,162	2,121,433
*	Controladora AXTEL SAB DE CV	27,388,079	315,670
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	3,238,290
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,040,862	1,251,272
	Corp Actinver SAB de CV	61,598	51,500
	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	187,106
#	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	12,301,423
	Corp. Moctezuma SAB de CV	398,200	1,525,264
	Cydsa SAB de CV	6,129	6,771
	Dine SAB de CV	7,300	9,809
	El Puerto de Liverpool SAB de CV, Class C1	600,618	3,757,943
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	56,879
	Fomento Economico Mexicano SAB de CV	383,887	4,349,420
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	11,213,109
	GCC SAB de CV	1,026,061	9,930,947
	Genomma Lab Internacional SAB de CV, Class B	5,785,271	5,185,842
	Gentera SAB de CV	7,728,220	10,051,994
	Gruma SAB de CV, Class B	1,109,189	19,812,388
	Grupo Aeroportuario del Centro Norte SAB de CV	1,455,898	16,411,783

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,907	$5,502,737
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	979,586	18,638,167
	Grupo Aeroportuario del Sureste SAB de CV, ADR	4,901	1,386,934
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	10,873,246
	Grupo Bimbo SAB de CV, Class A	4,116,970	21,397,426
	Grupo Carso SAB de CV	1,952,930	15,533,637
	Grupo Comercial Chedraui SA de CV	2,554,182	14,962,061
#	Grupo Elektra SAB de CV	207,620	15,633,681
	Grupo Financiero Banorte SAB de CV, Class O	5,777,265	54,781,371
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,277,304	15,287,456
*	Grupo Gigante SAB de CV	41,000	62,437
	Grupo Herdez SAB de CV	1,740,203	5,116,166
	Grupo Hotelero Santa Fe SAB de CV	306,056	75,120
	Grupo Industrial Saltillo SAB de CV	320,237	583,292
	Grupo KUO SAB de CV, Class B	271,325	590,936
	Grupo Mexico SAB de CV, Class B	8,616,438	44,824,002
#*	Grupo Pochteca SAB de CV	386,111	184,005
	Grupo Rotoplas SAB de CV	435,275	694,568
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	198,091
*	Grupo Simec SAB de CV, Class B	1,299,357	15,523,223
	Grupo Televisa SAB, Sponsored ADR	1,878,081	9,972,610
	Grupo Televisa SAB	2,737,347	2,900,002
#*Ω	Grupo Traxion SAB de CV	266,095	570,328
#*	Hoteles City Express SAB de CV	2,213,204	904,050
*	Industrias CH SAB de CV, Class B	1,931,760	22,970,005
#*	Industrias Penoles SAB de CV	764,167	10,942,488
	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	11,279,601
#	La Comer SAB de CV	5,134,359	12,813,668
#	Megacable Holdings SAB de CV	3,837,608	9,730,955
#*	Minera Frisco SAB de CV, Class A1	5,848,090	935,974
*Ω	Nemak SAB de CV	14,602,283	3,488,154
	Operadora de Sites Mexicanos SA de CV, Class A	3,679,773	3,731,415
	Orbia Advance Corp. SAB de CV	6,979,890	15,852,208
#*	Organizacion Cultiba SAB de CV	194,351	128,832
*	Organizacion Soriana SAB de CV, Class B	3,347,298	5,503,202
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	13,326,523
	Promotora y Operadora de Infraestructura SAB de CV, Class L	30,873	203,316
#	Qualitas Controladora SAB de CV	1,125,307	8,294,141
	Regional SAB de CV	1,884,117	14,608,236
#*	Sitios Latinoamerica SAB de CV	546,768	249,139
*	Vista Energy SAB de CV, ADR	41,438	1,081,532
	Vitro SAB de CV, Class A	423,513	459,427
	Wal-Mart de Mexico SAB de CV	5,549,349	23,115,383
TOTAL MEXICO			697,636,710
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	62,262	107,091
	Cementos Pacasmayo SAA, ADR	39,716	212,281
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,213,978
	Credicorp Ltd.	132,573	20,820,590
*††	Fossal SAA, ADR	55	0
	Intercorp Financial Services, Inc.	2,452	60,172
TOTAL PERU			22,414,112
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	780,700	131,550
	A Soriano Corp.	818,000	164,091
	Aboitiz Equity Ventures, Inc.	4,362,280	4,269,798

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Aboitiz Power Corp.	4,228,300	$2,776,961
*	ACEN Corp.	8,128,450	772,679
††	ACR Mining Corp.	11,905	727
	Alliance Global Group, Inc.	24,754,494	5,607,637
	Alsons Consolidated Resources, Inc.	3,329,000	45,487
	Apex Mining Co., Inc.	13,799,000	737,655
*	Atlas Consolidated Mining & Development Corp.	4,306,100	292,107
	Ayala Corp.	376,380	4,218,595
	Ayala Land, Inc.	5,709,220	2,850,927
*	AyalaLand Logistics Holdings Corp.	4,380,200	242,514
	Bank of the Philippine Islands	3,967,976	8,273,828
	BDO Unibank, Inc.	6,759,125	17,874,845
	Belle Corp.	28,836,700	661,925
*	Bloomberry Resorts Corp.	25,190,600	5,439,546
*	Cebu Air, Inc.	1,927,440	1,316,590
*††	Cebu Holdings, Inc.	2,065,000	43,236
*Ω	CEMEX Holdings Philippines, Inc.	2,737,731	52,352
	Century Pacific Food, Inc.	6,067,150	2,875,283
	China Banking Corp.	2,179,890	1,230,683
	COL Financial Group, Inc.	1,337,000	73,069
*	Converge Information & Communications Technology Solutions, Inc.	4,069,700	748,840
	Cosco Capital, Inc.	15,486,600	1,505,935
	D&L Industries, Inc.	16,292,000	2,144,532
*	DITO CME Holdings Corp.	1,200,900	50,960
	DMCI Holdings, Inc.	26,870,900	4,700,204
	DoubleDragon Corp.	4,051,390	556,028
	East West Banking Corp.	6,059,450	777,726
	Emperador, Inc.	4,075,700	1,553,772
	Filinvest Development Corp.	267,400	25,058
	Filinvest Land, Inc.	121,976,687	1,532,445
	First Gen Corp.	827,400	305,920
	First Philippine Holdings Corp.	2,595,920	2,954,218
	Global Ferronickel Holdings, Inc.	15,615,756	694,173
*	Global-Estate Resorts, Inc.	488,000	7,505
	Globe Telecom, Inc.	98,389	3,440,736
	GT Capital Holdings, Inc.	457,892	4,545,847
*	Holcim Philippines, Inc.	155,100	10,928
*	Integrated Micro-Electronics, Inc.	5,987,440	509,221
	International Container Terminal Services, Inc.	2,382,642	9,416,210
	JG Summit Holdings, Inc.	6,109,976	4,794,037
	Jollibee Foods Corp.	1,314,277	6,104,459
	LT Group, Inc.	12,909,600	2,257,330
	MacroAsia Corp.	1,707,196	135,164
	Manila Electric Co.	486,540	3,155,764
	Manila Water Co., Inc.	10,346,400	3,598,868
	Max's Group, Inc.	1,368,500	118,361
	Megawide Construction Corp.	1,950,270	112,612
	Megaworld Corp.	70,372,300	2,628,180
	Metro Pacific Investments Corp.	47,637,500	4,224,291
	Metropolitan Bank & Trust Co.	5,442,249	5,949,202
Ω	Monde Nissin Corp.	232,400	34,619
	Nickel Asia Corp.	23,126,040	2,676,182
	Petron Corp.	22,616,000	1,523,504
††	Philcomsat Holdings Corp.	410,332	565,239
	Philex Mining Corp.	6,001,350	322,877
*	Philippine National Bank	2,756,366	927,733
	Philippine Stock Exchange, Inc.	84,552	254,078
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	366,386

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
#	PLDT, Inc., Sponsored ADR	124,059	$2,899,259
	PLDT, Inc.	228,720	5,457,921
	Premium Leisure Corp.	26,286,000	272,798
	Puregold Price Club, Inc.	7,427,880	3,923,059
*	PXP Energy Corp.	2,088,200	168,532
	RFM Corp.	6,096,300	354,292
	Rizal Commercial Banking Corp.	2,919,464	1,329,693
	Robinsons Land Corp.	19,554,918	5,344,250
	Robinsons Retail Holdings, Inc.	2,216,720	2,202,222
	San Miguel Corp.	3,507,300	6,952,066
	San Miguel Food & Beverage, Inc.	665,190	617,925
	Security Bank Corp.	2,387,658	3,610,693
	Semirara Mining & Power Corp.	5,135,200	2,698,290
	Shakey's Pizza Asia Ventures, Inc.	366,600	63,297
	Shell Pilipinas Corp.	1,919,540	502,626
	SM Investments Corp.	260,440	4,327,415
	SM Prime Holdings, Inc.	9,702,990	5,903,782
	Synergy Grid & Development Phils, Inc.	382,000	62,615
*	Top Frontier Investment Holdings, Inc.	155,417	300,050
	Union Bank of the Philippines	2,873,419	3,976,994
	Universal Robina Corp.	2,391,130	5,347,326
	Vista Land & Lifescapes, Inc.	54,816,800	1,567,325
	Vistamalls, Inc.	912,800	39,386
	Wilcon Depot, Inc.	4,190,100	1,743,801
TOTAL PHILIPPINES			194,846,846
POLAND — (1.0%)
*	11 bit studios SA	5,815	1,014,612
	AB SA	4,641	66,979
	Action SA	14,545	65,844
*	Agora SA	232,448	483,454
*	Alior Bank SA	775,812	11,237,827
*Ω	Allegro.eu SA	240,945	2,124,293
#	Amica SA	29,857	617,266
*	AmRest Holdings SE	277,828	1,936,972
	Apator SA	59,963	253,456
	Arctic Paper SA	69,585	310,458
#	ASBISc Enterprises PLC	249,854	1,986,666
	Asseco Poland SA	84,865	1,690,721
	Asseco South Eastern Europe SA	15,414	193,023
	Auto Partner SA	154,648	859,274
#	Bank Handlowy w Warszawie SA	149,319	3,352,523
*	Bank Millennium SA	3,400,041	5,559,091
#*	Bank Ochrony Srodowiska SA	121,413	290,674
	Bank Polska Kasa Opieki SA	307,490	9,079,528
*	Benefit Systems SA	1,930	838,772
*	Bioton SA	193,900	181,337
#	Boryszew SA	1,581,311	2,588,625
	Budimex SA	82,749	8,505,161
*	CCC SA	218,681	2,836,787
#	CD Projekt SA	119,658	4,881,920
#	Celon Pharma SA	43,882	183,231
#*	CI Games SA	969,200	1,546,527
#	Cognor Holding SA	615,849	1,201,962
#	ComArch SA	15,395	575,809
	Creepy Jar SA	683	128,680
#	Cyfrowy Polsat SA	923,627	3,721,866
#*	Datawalk SA	1,132	23,893
	Develia SA	1,249,758	1,526,481

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*Ω	Dino Polska SA	93,099	$10,367,506
	Dom Development SA	31,514	1,165,363
	Echo Investment SA	23,210	25,326
*	Enea SA	1,652,913	3,632,992
	Eurocash SA	524,678	2,267,912
	Fabryki Mebli Forte SA	103,961	662,073
#	Globe Trade Centre SA	254,305	388,594
#*	Grenevia SA	869,685	795,285
*	Grupa Azoty SA	355,913	2,394,037
	Grupa Kety SA	63,752	11,027,955
#*	ING Bank Slaski SA	86,700	4,317,274
	Inter Cars SA	32,905	5,258,099
*	Jastrzebska Spolka Weglowa SA	384,909	3,932,375
	KGHM Polska Miedz SA	381,447	11,796,838
*	KRUK SA	106,313	11,606,139
*	Lentex SA	24,376	42,524
	LiveChat Software SA	59,861	2,208,143
	LPP SA	4,158	14,303,279
#*	Lubawa SA	24,192	16,781
#	Lubelski Wegiel Bogdanka SA	87,577	854,602
*	mBank SA	46,229	5,518,335
	Mirbud SA	345,820	686,430
	ML System SA	846	16,662
#	Mo-BRUK SA	7,944	566,579
	Neuca SA	5,350	1,027,693
	NEWAG SA	511	2,349
	Orange Polska SA	2,152,548	3,962,331
	ORLEN SA	2,132,163	38,002,722
*	Pepco Group NV	226,541	1,952,158
*	PGE Polska Grupa Energetyczna SA	2,660,397	5,658,588
*	PKP Cargo SA	219,205	922,376
	PlayWay SA	3,261	344,279
#*	Polimex-Mostostal SA	446,198	521,906
	Powszechna Kasa Oszczednosci Bank Polski SA	1,101,884	11,179,741
	Powszechny Zaklad Ubezpieczen SA	1,359,758	13,751,160
	R22 SA	2,072	39,963
*	Santander Bank Polska SA	40,697	4,037,632
*	Selvita SA	6,629	121,816
	Stalexport Autostrady SA	1,084,320	736,738
	Synektik SA	3,580	59,575
*	Tauron Polska Energia SA	6,973,191	6,482,516
#	TEN Square Games SA	4,304	86,078
	Tim SA	52,129	649,356
	Torpol SA	37,857	169,746
#	Unimot SA	2,941	74,145
	Votum SA	10,633	136,816
	VRG SA	1,164,609	1,039,094
#	Warsaw Stock Exchange	126,634	1,201,577
*	Wawel SA	149	22,842
	Wirtualna Polska Holding SA	28,105	814,089
#Ω	XTB SA	297,283	2,906,438
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,497	14,324
#*	Zespol Elektrowni Patnow Adamow Konin SA	72,162	368,482
TOTAL POLAND			260,001,345
QATAR — (0.7%)
	Aamal Co.	9,904,948	2,399,128
	Al Khaleej Takaful Group QSC	1,274,444	992,766
	Al Meera Consumer Goods Co. QSC	549,152	2,158,721

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Alijarah Holding Co. QPSC	2,620,804	$636,910
*	Baladna	7,688,921	3,213,722
	Barwa Real Estate Co.	6,639,778	5,124,978
	Commercial Bank PSQC	3,339,484	5,736,355
	Doha Bank QPSC	7,029,851	3,340,465
	Doha Insurance Co. QSC	573,576	359,570
*	Estithmar Holding QPSC	4,157,516	2,492,627
	Gulf International Services QSC	12,608,943	7,174,038
	Gulf Warehousing Co.	1,901,884	1,796,658
	Industries Qatar QSC	1,475,798	5,404,902
*	Lesha Bank LLC	5,941,427	2,610,175
	Mannai Corp. QSC	1,026,444	1,609,981
	Masraf Al Rayan QSC	11,230,887	7,745,320
*	Mazaya Real Estate Development QPSC	5,889,736	1,354,523
	Medicare Group	806,140	1,395,515
	Mesaieed Petrochemical Holding Co.	4,939,149	2,648,475
	Ooredoo QPSC	2,469,878	7,757,069
	Qatar Aluminum Manufacturing Co.	18,177,657	6,748,675
	Qatar Electricity & Water Co. QSC	1,245,956	6,207,415
	Qatar Fuel QSC	853,591	3,939,848
	Qatar Gas Transport Co. Ltd.	12,418,997	14,380,400
	Qatar Industrial Manufacturing Co. QSC	441,157	366,269
*	Qatar Insurance Co. SAQ	2,922,956	1,790,018
	Qatar International Islamic Bank QSC	1,917,318	5,466,904
	Qatar Islamic Bank SAQ	2,461,495	14,303,812
	Qatar Islamic Insurance Group	95,280	226,535
	Qatar National Bank QPSC	11,461,009	53,467,780
	Qatar National Cement Co. QSC	1,150,030	1,255,674
	Qatar Navigation QSC	1,830,394	5,279,201
*	Salam International Investment Ltd. QSC	8,334,593	1,761,033
	United Development Co. QSC	15,068,817	5,049,229
	Vodafone Qatar QSC	15,024,327	7,997,581
*	Widam Food Co.	182,064	123,104
	Zad Holding Co.	62,400	233,297
TOTAL QATAR			194,548,673
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	4,512,952	0
*††	Lukoil PJSC, Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	MMC Norilsk Nickel PJSC, ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC, GDR	35,141	0
*††	Novolipetsk Steel PJSC, GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC, GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Ros Agro PLC, GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC, Sponsored ADR	405,087	0
*††	RusHydro PJSC, ADR	4,546,575	0
*††	Sberbank of Russia PJSC, Sponsored ADR	3,144,384	0
*††	Severstal PAO, GDR	286,030	0
*††	Tatneft PJSC, Sponsored ADR	412,671	0
*††	VTB Bank PJSC, GDR	7,638,337	0
SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,707,507	1,052,694

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Abdullah Al Othaim Markets Co.	3,026,390	$11,920,349
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	70,332	602,737
	ACWA Power Co.	71,560	3,517,565
	Advanced Petrochemical Co.	602,100	7,309,017
*	Al Alamiya for Cooperative Insurance Co.	138,303	635,302
	Al Babtain Power & Telecommunication Co.	213,001	1,811,556
*	Al Gassim Investment Holding Co.	110,105	669,872
	Al Hammadi Holding	355,184	5,564,911
*	Al Hassan Ghazi Ibrahim Shaker Co.	225,679	1,529,189
	Al Jouf Agricultural Development Co.	105,918	1,480,478
*	Al Jouf Cement Co.	541,415	1,768,472
*	Al Khaleej Training & Education Co.	337,261	1,806,910
	Al Masane Al Kobra Mining Co.	32,766	706,502
	Al Moammar Information Systems Co.	110,999	5,002,842
	Al Rajhi Bank	3,830,720	76,145,333
*	Al Rajhi Co. for Co-operative Insurance	102,841	3,932,311
	Al Yamamah Steel Industries Co.	245,237	1,762,781
*	AlAbdullatif Industrial Investment Co.	273,898	1,322,461
	Alamar Foods	8,133	273,147
	Alandalus Property Co.	311,198	1,960,110
	Alaseel Co.	1,460,310	2,124,180
*	Al-Baha Development & Investment Co.	13,329,700	603,521
	Aldrees Petroleum & Transport Services Co.	244,387	7,782,234
*	Al-Etihad Cooperative Insurance Co.	227,246	1,045,428
	Alinma Bank	2,356,395	23,233,016
*	Alinma Tokio Marine Co.	13,137	47,966
*	AlJazira Takaful Ta'awuni Co.	279,245	1,389,053
	AlKhorayef Water & Power Technologies Co.	12,286	521,991
*	Allianz Saudi Fransi Cooperative Insurance Co.	241,480	1,109,218
*	Allied Cooperative Insurance Group	3,472	12,590
	Almarai Co. JSC	776,345	14,256,721
	Almunajem Foods Co.	48,305	902,803
	Alujain Corp.	235,462	2,904,267
*	Amana Cooperative Insurance Co.	65,781	209,353
	Amlak International Finance Co.	3,311	13,464
	Arab National Bank	876,703	6,224,528
*	Arabia Insurance Cooperative Co.	27,376	98,561
	Arabian Cement Co.	486,383	5,068,866
	Arabian Centres Co. Ltd.	608,483	3,712,203
	Arabian Contracting Services Co.	28,909	1,524,437
	Arabian Internet & Communications Services Co.	33,923	3,297,704
	Arabian Pipes Co.	17,112	275,307
	Arriyadh Development Co.	850,718	4,544,557
	Astra Industrial Group	360,938	8,554,140
	Ataa Educational Co.	7,918	159,263
	Baazeem Trading Co.	11,657	210,692
	Bank AlBilad	1,489,082	17,357,747
	Bank Al-Jazira	2,767,244	13,553,618
	Banque Saudi Fransi	664,669	7,545,435
	Basic Chemical Industries Ltd.	154,210	1,477,048
*	Batic Investments & Logistic Co.	1,243,200	755,122
	Bawan Co.	350,983	3,373,834
	BinDawood Holding Co.	225,234	411,661
	Bupa Arabia for Cooperative Insurance Co.	216,584	9,961,668
*	Buruj Cooperative Insurance Co.	158,857	815,036
*	Chubb Arabia Cooperative Insurance Co.	107,776	602,561
	City Cement Co.	646,046	3,925,067
	Co. for Cooperative Insurance	383,746	14,605,647
	Dallah Healthcare Co.	205,026	9,639,895

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	2,704,469	$12,203,836
	Dr Sulaiman Al Habib Medical Services Group Co.	173,776	13,387,161
*	Dur Hospitality Co.	467,106	3,476,187
	Eastern Province Cement Co.	393,081	4,740,074
*	Electrical Industries Co.	286,917	2,763,074
*	Emaar Economic City	3,232,132	7,756,360
	Etihad Etisalat Co.	2,739,059	34,201,859
*	Fawaz Abdulaziz Al Hokair & Co., Class C	306,458	1,263,398
	Fitaihi Holding Group	124,494	1,236,450
*	Gulf General Cooperative Insurance Co.	272,163	613,425
	Gulf Insurance Group	268,328	2,285,431
*	Gulf Union Cooperative Insurance Co.	102,836	310,170
	Hail Cement Co.	450,087	1,515,967
*	Halwani Brothers Co.	79,975	1,391,617
	Herfy Food Services Co.	208,571	2,065,589
	Jarir Marketing Co.	2,217,440	9,162,884
*	Jazan Energy & Development Co.	231,412	906,950
	L'Azurde Co. for Jewelry	340,547	1,308,305
	Leejam Sports Co. JSC	157,006	6,177,035
	Maharah Human Resources Co.	203,970	3,472,339
*	Malath Cooperative Insurance Co.	198,820	1,273,512
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	340,998	1,217,761
*	Methanol Chemicals Co.	445,803	2,910,360
*	Middle East Healthcare Co.	348,831	5,998,578
	Middle East Paper Co.	375,347	3,578,012
*	Middle East Specialized Cables Co.	134,883	564,644
*	Mobile Telecommunications Co. Saudi Arabia	5,332,669	19,076,925
	Mouwasat Medical Services Co.	161,969	10,830,075
	Nahdi Medical Co.	9,743	451,474
	Najran Cement Co.	755,217	2,665,711
*	Nama Chemicals Co.	138,015	1,222,202
	Naseej International Trading Co.	15,161	172,005
*	National Agriculture Development Co.	372,183	4,956,083
	National Co. for Glass Industries	151,129	1,531,017
	National Co. for Learning & Education	70,561	1,934,730
	National Gas & Industrialization Co.	175,523	3,133,122
*	National Gypsum	110,408	744,761
*	National Industrialization Co., Class C	2,430,580	9,143,723
	National Medical Care Co.	130,310	4,718,216
*	National Metal Manufacturing & Casting Co.	53,935	291,826
	Nayifat Finance Co.	33,326	142,615
	Northern Region Cement Co.	839,598	2,550,455
	Qassim Cement Co.	229,607	4,221,468
*	Rabigh Refining & Petrochemical Co.	2,383,904	6,612,175
*	Raydan Food Co.	49,840	344,415
	Riyad Bank	3,029,661	25,684,138
	SABIC Agri-Nutrients Co.	780,201	29,986,525
	Sahara International Petrochemical Co.	2,372,818	23,943,642
	Saudi Airlines Catering Co.	208,782	6,900,932
*	Saudi Arabian Amiantit Co.	16,852	204,346
*	Saudi Arabian Cooperative Insurance Co.	137,061	447,791
*	Saudi Arabian Mining Co.	3,372,177	39,927,706
Ω	Saudi Arabian Oil Co.	5,215,336	45,069,796
	Saudi Automotive Services Co.	243,218	3,847,284
	Saudi Awwal Bank	1,867,934	18,948,053
	Saudi Basic Industries Corp.	1,777,411	40,621,728
*††	Saudi Cable Co.	5,172	3,805
	Saudi Cement Co.	525,717	8,045,095
	Saudi Ceramic Co.	363,626	2,945,494

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	3,859,180	$4,783,810
*	Saudi Co. For Hardware CJSC	121,905	1,105,444
	Saudi Electricity Co.	1,625,060	9,721,563
*	Saudi Ground Services Co.	475,603	4,007,747
	Saudi Industrial Investment Group	1,346,521	8,971,107
	Saudi Industrial Services Co.	464,408	3,450,855
	Saudi Investment Bank	900,784	4,297,539
*	Saudi Kayan Petrochemical Co.	4,747,416	15,510,371
	Saudi Marketing Co.	209,028	1,462,572
	Saudi National Bank	3,085,785	31,708,943
*	Saudi Paper Manufacturing Co.	113,252	981,904
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	288,626	3,047,478
*	Saudi Printing & Packaging Co., Class C	174,930	858,743
*	Saudi Public Transport Co.	536,770	2,539,136
*	Saudi Real Estate Co.	979,976	3,510,643
*	Saudi Reinsurance Co.	453,010	2,166,620
*	Saudi Research & Media Group	224,088	11,184,307
*	Saudi Steel Pipe Co.	115,367	801,704
	Saudi Tadawul Group Holding Co.	21,699	1,164,636
	Saudi Telecom Co.	4,150,316	46,930,335
*	Saudi Vitrified Clay Pipe Co. Ltd.	5,154	64,490
	Saudia Dairy & Foodstuff Co.	87,353	8,259,137
	Savola Group	1,218,241	13,731,777
*	Seera Group Holding	1,457,818	11,185,918
	SHL Finance Co.	8,092	40,721
*	Sinad Holding Co.	546,281	1,842,829
	Southern Province Cement Co.	362,692	4,773,848
*	Tabuk Agriculture	46,122	223,954
*	Tabuk Cement Co.	446,886	1,879,655
*	Takween Advanced Industries Co.	114,017	520,417
	Tanmiah Food Co.	26,044	832,647
	Theeb Rent A Car Co.	36,624	829,120
*	Umm Al-Qura Cement Co.	320,235	1,561,510
*	United Co-operative Assurance Co.	4,410	11,874
	United Electronics Co.	294,370	6,395,392
	United International Transportation Co.	377,294	6,952,696
	United Wire Factories Co.	179,444	1,249,162
*	Walaa Cooperative Insurance Co.	319,457	1,580,261
*	Wataniya Insurance Co.	32,027	165,463
	Yamama Cement Co.	828,308	7,937,389
	Yanbu Cement Co.	515,155	5,491,012
	Yanbu National Petrochemical Co.	816,431	9,975,025
	Zahrat Al Waha For Trading Co., Class C	93,924	933,001
*	Zamil Industrial Investment Co.	270,244	1,740,807
TOTAL SAUDI ARABIA			998,108,814
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0
SOUTH AFRICA — (3.3%)
	Absa Group Ltd.	3,241,554	34,355,406
	Adcock Ingram Holdings Ltd.	528,376	1,634,816
	Advtech Ltd.	4,459,592	4,636,516
	AECI Ltd.	1,132,945	5,977,485
	African Rainbow Minerals Ltd.	762,483	8,606,267
	Afrimat Ltd.	272,568	878,166
	Alexander Forbes Group Holdings Ltd.	1,344,553	391,376
	Altron Ltd., Class A	390,373	164,249
	Anglo American Platinum Ltd.	139,732	6,983,684

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	AngloGold Ashanti Ltd., Sponsored ADR	770,257	$17,099,705
	Aspen Pharmacare Holdings Ltd.	1,384,625	14,858,702
	Astral Foods Ltd.	383,984	3,503,499
*	Aveng Ltd.	13,862	6,211
	AVI Ltd.	2,281,957	9,090,239
	Barloworld Ltd.	2,209,392	10,358,334
	Bid Corp. Ltd.	830,472	19,656,219
	Bidvest Group Ltd.	1,305,179	20,232,803
*	Blue Label Telecoms Ltd.	3,665,341	684,511
#*	Brait PLC	4,298,176	721,437
	Capitec Bank Holdings Ltd.	117,757	11,812,455
#	Cashbuild Ltd.	165,661	1,500,402
	Caxton & CTP Publishers & Printers Ltd.	47,312	26,236
	City Lodge Hotels Ltd.	1,475,827	402,500
	Clicks Group Ltd.	992,060	15,558,293
	Coronation Fund Managers Ltd.	1,345,364	2,473,194
#	Curro Holdings Ltd.	657,904	317,455
	DataTec Ltd.	4,121,445	8,119,685
Ω	Dis-Chem Pharmacies Ltd.	1,642,177	2,362,359
*	Discovery Ltd.	1,355,018	11,993,348
	DRDGOLD Ltd.	1,322,575	1,453,722
	Exxaro Resources Ltd.	1,121,245	10,168,904
	Famous Brands Ltd.	452,617	1,502,406
	FirstRand Ltd.	13,660,781	55,570,304
#	Foschini Group Ltd.	2,386,246	14,459,704
#	Gold Fields Ltd., Sponsored ADR	3,519,305	54,443,648
	Grindrod Ltd.	3,573,957	1,907,924
	Harmony Gold Mining Co. Ltd.	608,097	2,625,673
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,682,618	15,798,431
	Hudaco Industries Ltd.	252,299	2,286,905
	Impala Platinum Holdings Ltd.	3,602,989	26,024,641
	Investec Ltd.	1,372,507	8,572,652
	Italtile Ltd.	885,288	615,278
	JSE Ltd.	554,363	2,841,841
	KAP Ltd.	14,646,026	2,206,724
#	Kumba Iron Ore Ltd.	227,309	6,235,331
#	Lewis Group Ltd.	1,017,343	2,193,589
	Life Healthcare Group Holdings Ltd.	10,505,937	12,273,846
	Merafe Resources Ltd.	8,226,227	583,477
*	Metair Investments Ltd.	1,713,067	1,836,119
	MiX Telematics Ltd., Sponsored ADR	40,982	278,678
	Momentum Metropolitan Holdings	11,279,303	11,951,518
	Motus Holdings Ltd.	1,141,804	6,738,619
	Mpact Ltd.	1,397,429	2,074,997
	Mr Price Group Ltd.	1,199,230	10,558,394
	MTN Group Ltd.	7,186,954	56,314,851
	MultiChoice Group	1,892,514	9,356,737
	Naspers Ltd., Class N	66,329	13,032,769
	Nedbank Group Ltd.	1,847,881	24,281,400
	NEPI Rockcastle NV	1,488,247	8,950,301
	Netcare Ltd.	7,839,019	6,137,580
	Ninety One Ltd.	1,506,151	3,282,129
#*	Northam Platinum Holdings Ltd.	1,634,544	13,827,612
	Oceana Group Ltd.	663,780	2,593,759
	Old Mutual Ltd.	16,130,118	11,749,212
	Omnia Holdings Ltd.	1,663,200	5,483,711
	OUTsurance Group Ltd.	6,104	13,175
Ω	Pepkor Holdings Ltd.	7,731,014	7,522,488
	Pick n Pay Stores Ltd.	2,606,032	5,624,521

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC Ltd.	9,539,040	$1,413,969
	PSG Konsult Ltd.	1,358,172	1,091,382
	Raubex Group Ltd.	1,561,053	2,273,878
	RCL Foods Ltd.	234,589	138,119
	Reunert Ltd.	1,511,430	5,089,161
	RFG Holdings Ltd.	538,736	331,392
	Sanlam Ltd.	3,749,712	13,826,553
	Santam Ltd.	259,360	4,302,839
	Sappi Ltd.	5,964,181	12,845,524
	Sasol Ltd.	1,167,529	16,301,164
	Sasol Ltd., Sponsored ADR	517,378	7,279,508
	Shoprite Holdings Ltd.	1,505,923	21,752,360
	Sibanye Stillwater Ltd.	10,538,569	20,027,605
#	Sibanye Stillwater Ltd., ADR	991,853	7,667,026
*	Southern Sun Ltd.	495,638	121,783
#	SPAR Group Ltd.	1,208,804	7,292,648
#	Spur Corp. Ltd.	581,516	763,967
	Stadio Holdings Ltd.	179,735	45,833
	Standard Bank Group Ltd.	3,064,910	32,704,857
	Sun International Ltd.	1,621,068	3,209,735
	Super Group Ltd.	4,407,558	8,461,335
*	Telkom SA SOC Ltd.	3,245,949	5,344,264
	Thungela Resources Ltd.	75,681	567,157
	Tiger Brands Ltd.	993,782	8,882,726
	Transaction Capital Ltd.	1,632,868	618,249
*	Trencor Ltd.	752,676	274,834
	Truworths International Ltd.	2,510,371	10,088,596
	Tsogo Sun Limited	2,724,507	1,909,560
	Vodacom Group Ltd.	1,103,290	7,285,048
*	Wilson Bayly Holmes-Ovcon Ltd.	507,576	3,076,007
	Woolworths Holdings Ltd.	3,952,154	17,650,331
*	Zeda Ltd.	1,942,096	1,197,958
TOTAL SOUTH AFRICA			861,614,490
SOUTH KOREA — (12.5%)
*	3S Korea Co. Ltd.	69,140	139,118
	ABco Electronics Co. Ltd.	34,641	454,120
#*	ABLBio, Inc.	29,228	438,972
*	Able C&C Co. Ltd.	3,890	18,177
*	Abpro Bio Co. Ltd.	780,310	247,357
	Actro Co. Ltd.	1,907	10,567
*	ADTechnology Co. Ltd.	31,575	630,976
	Advanced Nano Products Co. Ltd.	12,078	1,559,075
	Advanced Process Systems Corp.	74,239	1,173,464
	Aekyung Chemical Co. Ltd.	80,793	1,255,824
	Aekyung Industrial Co. Ltd.	37,660	718,721
*	AeroSpace Technology of Korea, Inc.	76,140	104,048
#	AfreecaTV Co. Ltd.	47,915	2,745,299
*	Agabang&Company	97,060	232,904
	Ahnlab, Inc.	26,388	1,300,662
*	AIIT ONE Co. Ltd.	14,548	11,771
	AJ Networks Co. Ltd.	143,265	479,600
*	Ajin Industrial Co. Ltd.	283,426	1,462,709
	AJINEXTEK Co. Ltd.	13,275	94,803
*	AJU Steel Co., Ltd.	1,796	12,031
	AK Holdings, Inc.	29,430	455,937
#*	Alteogen, Inc.	29,310	1,026,093
*	ALUKO Co. Ltd.	295,807	930,547
#*	Amicogen, Inc.	29,549	416,579

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Aminologics Co. Ltd.	122,330	$139,347
*	Amo Greentech Co. Ltd.	34,645	421,681
#	Amorepacific Corp.	41,660	3,679,686
	Amorepacific Group	101,488	2,178,070
*	Amotech Co. Ltd.	38,520	297,051
*	Anam Electronics Co. Ltd.	294,483	464,447
#*	Ananti, Inc.	337,753	1,779,479
*	Anterogen Co. Ltd.	10,963	123,958
*	Apact Co. Ltd.	79,693	223,774
	Aplus Asset Advisor Co. Ltd.	14,623	47,080
*	Aprogen Biologics	215,846	62,333
*	Aprogen, Inc.	305,375	358,487
*	APS, Inc.	60,708	406,306
*	APTC Co. Ltd.	71,930	978,341
*	Aroot Co. Ltd.	562,919	169,600
	Asia Cement Co. Ltd.	124,820	954,271
	ASIA Holdings Co. Ltd.	6,454	814,026
	Asia Pacific Satellite, Inc.	18,143	172,843
	Asia Paper Manufacturing Co. Ltd.	39,026	1,188,220
*	Asiana Airlines, Inc.	65,155	570,575
*	ASTORY Co. Ltd.	11,969	141,491
	Atec Co. Ltd.	36,496	264,523
*	A-Tech Solution Co. Ltd.	31,296	275,260
	Atinum Investment Co. Ltd.	262,898	451,653
	ATON, Inc.	8,496	126,523
	AUK Corp.	162,034	331,743
	Aurora World Corp.	31,833	179,670
	Autech Corp.	39,895	147,698
	Avaco Co. Ltd.	28,900	402,318
*	Avatec Co. Ltd.	12,740	142,957
	Baiksan Co. Ltd.	64,445	397,191
*	Barunson Entertainment & Arts Corp.	145,942	80,146
*	Beno Tnr, Inc.	39,276	122,357
	BGF Co. Ltd.	229,686	648,151
	BGF retail Co. Ltd.	25,210	3,307,715
#	BH Co. Ltd.	147,755	2,779,012
*	BHI Co. Ltd.	32,827	191,616
*	Binex Co. Ltd.	78,496	617,693
	Binggrae Co. Ltd.	43,415	1,568,677
#*	Bioneer Corp.	59,430	2,168,049
*	BioSmart Co. Ltd.	73,541	181,797
*	Biotoxtech Co. Ltd.	25,706	146,199
	BIT Computer Co. Ltd.	54,650	253,015
	Bixolon Co. Ltd.	15,244	69,408
*	BNC Korea Co. Ltd.	30,987	85,846
	BNK Financial Group, Inc.	1,109,997	5,886,954
	Boditech Med, Inc.	83,307	948,479
*	Bohae Brewery Co. Ltd.	405,514	166,367
	BoKwang Industry Co. Ltd.	62,071	283,117
	Bookook Securities Co. Ltd.	9,158	157,325
#	Boryung	160,050	1,031,503
*	Bosung Power Technology Co. Ltd.	76,359	202,736
*	Bucket Studio Co. Ltd.	176,492	159,648
#*	Bukwang Pharmaceutical Co. Ltd.	105,235	551,085
*	Bumyang Construction Co. Ltd.	3,250	6,900
*	BusinessOn Communication Co. Ltd.	7,502	61,322
	BYC Co. Ltd.	642	210,651
	Byucksan Corp.	211,230	386,573
*	Caelum Co. Ltd.	22,433	56,128

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cafe24 Corp.	29,866	$297,212
*	CammSys Corp.	168,678	196,731
	Camus Engineering & Construction, Inc.	152,240	195,735
#	Cape Industries Ltd.	109,568	432,719
#	Caregen Co. Ltd.	9,114	1,562,960
*	Carelabs Co. Ltd.	31,190	129,716
	Cell Biotech Co. Ltd.	4,308	38,343
	Celltrion Healthcare Co. Ltd.	43,736	2,259,474
#*	Celltrion Pharm, Inc.	25,048	1,744,050
	Celltrion, Inc.	142,352	16,377,209
*	Chabiotech Co. Ltd.	94,810	934,289
	Changhae Ethanol Co. Ltd.	22,808	177,887
	Cheil Worldwide, Inc.	349,814	4,978,462
#	Chemtronics Co. Ltd.	80,307	1,534,322
*	Chemtros Co. Ltd.	42,941	268,808
	Cheryong Electric Co. Ltd.	38,219	628,166
*	ChinHung International, Inc.	278,345	258,401
	Chinyang Holdings Corp.	117,186	297,915
	Chips&Media, Inc.	21,594	672,079
*	Choa Pharmaceutical Co.	62,267	89,559
*	Choil Aluminum Co. Ltd.	376,620	1,006,262
	Chokwang Paint Ltd.	41,828	207,572
	Chong Kun Dang Pharmaceutical Corp.	38,460	2,327,172
	Chongkundang Holdings Corp.	18,849	727,006
	Choong Ang Vaccine Laboratory	21,935	194,790
*	Chorokbaem Media Co. Ltd.	85,628	362,759
	Chosun Refractories Co. Ltd.	11,719	358,557
#	Chunbo Co. Ltd.	4,908	733,764
*	CJ CGV Co. Ltd.	32,803	239,393
	CJ CheilJedang Corp.	46,757	10,264,100
#	CJ Corp.	103,637	5,268,655
*	CJ ENM Co. Ltd.	66,910	3,376,336
	CJ Freshway Corp.	47,357	927,067
#	CJ Logistics Corp.	44,321	2,503,948
#*	CJ Seafood Corp.	77,976	188,964
*	CKD Bio Corp.	21,707	371,521
#	Classys, Inc.	64,487	1,549,583
	CLIO Cosmetics Co. Ltd.	14,021	200,811
*	Cloud Air Co. Ltd.	107,625	88,433
*	CMG Pharmaceutical Co. Ltd.	248,985	450,481
*	CoAsia Corp.	39,329	296,653
*	Com2uS Holdings Corp.	23,920	611,562
#	Com2uSCorp	54,796	2,343,043
*	Comtec Systems Co. Ltd.	324,120	202,210
*	ContentreeJoongAng Corp.	9,676	123,949
*	Coreana Cosmetics Co. Ltd.	54,514	107,341
*	Corentec Co. Ltd.	16,556	158,887
*	COSMAX NBT, Inc.	9,427	39,710
#*	Cosmax, Inc.	64,763	5,209,419
*	Cosmecca Korea Co. Ltd.	36,441	808,228
*	CosmoAM&T Co. Ltd.	38,925	5,550,358
#*	Cosmochemical Co. Ltd.	58,289	2,541,052
	Coway Co. Ltd.	248,944	8,000,113
	Coweaver Co. Ltd.	28,980	141,540
#	Cowell Fashion Co. Ltd.	166,221	573,871
	Cowintech Co. Ltd.	12,380	366,152
	CR Holdings Co. Ltd.	27,821	311,546
#	Creas F&C Co. Ltd.	18,475	250,163
#*	Creative & Innovative System	130,591	1,276,109

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Creverse, Inc.	1,230	$15,319
*	CrystalGenomics, Inc.	183,222	526,492
*	CS Bearing Co. Ltd.	26,378	258,614
	CS Wind Corp.	16,548	962,885
*	CTC BIO, Inc.	35,084	254,177
*	CTR Mobility Co. Ltd.	14,706	162,984
	Cuckoo Holdings Co. Ltd.	38,924	463,499
#	Cuckoo Homesys Co. Ltd.	71,543	1,209,283
*	Curexo, Inc.	8,560	118,173
	Cymechs, Inc.	47,447	547,781
	D.I Corp.	90,260	554,443
*	DA Technology Co. Ltd.	34,362	104,929
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	209,170
	Dae Hyun Co. Ltd.	154,807	254,002
*	Dae Won Chemical Co. Ltd.	59,802	114,034
	Dae Won Kang Up Co. Ltd.	227,143	1,376,957
*	Dae Young Packaging Co. Ltd.	33,087	31,540
*††	Dae Yu Co. Ltd.	20,309	27,484
*	Daea TI Co. Ltd.	144,672	362,450
*	Daebo Magnetic Co. Ltd.	10,935	416,021
	Daebongls Co. Ltd.	18,298	202,257
#*	Daechang Co. Ltd.	417,687	447,580
	Daechang Forging Co. Ltd.	36,631	221,921
	Daedong Corp.	137,516	1,163,348
	Daeduck Co. Ltd.	104,863	571,894
	Daeduck Electronics Co. Ltd.	209,591	5,962,380
	Daehan Flour Mill Co. Ltd.	6,886	693,880
	Daehan New Pharm Co. Ltd.	77,285	524,458
	Daehan Steel Co. Ltd.	101,612	1,010,590
*	Dae-Il Corp.	116,815	533,633
	Daejoo Co. Ltd.	28,720	45,057
#	Daejoo Electronic Materials Co. Ltd.	12,221	965,985
	Daejung Chemicals & Metals Co. Ltd., Class C	10,820	146,881
*	Daemyung Sonoseason Co. Ltd.	171,845	87,498
	Daeryuk Can Co. Ltd.	73,845	239,790
#	Daesang Corp.	182,226	2,430,704
	Daesang Holdings Co. Ltd.	114,153	609,333
	Daesung Energy Co. Ltd.	13,173	74,483
	Daesung Holdings Co. Ltd.	4,095	44,181
*	Daesung Industrial Co. Ltd.	130,500	404,073
*	Daesung Private Equity, Inc.	23,583	29,478
*	Daewon Cable Co. Ltd.	48,088	41,831
	Daewon Media Co. Ltd.	41,596	443,788
	Daewon Pharmaceutical Co. Ltd.	112,699	1,355,210
	Daewon San Up Co. Ltd.	77,011	359,059
*	Daewoo Engineering & Construction Co. Ltd.	972,286	3,449,040
	Daewoong Co. Ltd.	75,793	772,577
	Daewoong Pharmaceutical Co. Ltd.	11,735	938,407
*††	Dahaam E-Tec Co. Ltd.	1,420	29,160
	Daihan Pharmaceutical Co. Ltd.	38,122	800,388
	Daishin Information & Communication	16,147	13,877
	Daishin Securities Co. Ltd.	257,386	2,721,450
#*	Danal Co. Ltd.	254,410	736,361
	Daol Investment & Securities Co. Ltd.	309,984	826,923
#	Daou Data Corp.	133,680	1,374,276
	Daou Technology, Inc.	232,303	3,206,389
*	Dasan Networks, Inc.	156,917	595,704
*	Dawonsys Co. Ltd.	61,221	674,305
*	Dayou Automotive Seat Technology Co. Ltd.	247,431	110,493

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dayou Plus Co. Ltd.	342,871	$247,621
	DB Financial Investment Co. Ltd.	254,025	796,156
#	DB HiTek Co. Ltd.	191,033	8,851,467
	DB Insurance Co. Ltd.	309,515	18,301,734
*	DB, Inc.	735,324	1,174,833
	DCM Corp.	29,903	282,886
*	Dentis Co. Ltd.	6,576	63,691
	Dentium Co. Ltd.	31,779	3,583,910
	Deutsch Motors, Inc.	184,790	724,159
*	Development Advance Solution Co. Ltd.	6,255	21,746
	Device ENG Co. Ltd.	32,272	377,826
*	Dexter Studios Co. Ltd.	13,549	96,067
	DGB Financial Group, Inc.	1,225,334	7,026,995
*	DHAutoware Co. Ltd.	30,151	62,834
	DI Dong Il Corp.	94,638	1,666,045
	Digital Daesung Co. Ltd.	88,111	407,431
*	DIO Corp.	31,670	805,728
	Display Tech Co. Ltd.	59,980	320,711
*	DK Tech Co. Ltd.	2,587	19,920
	DL Construction Co. Ltd.	55,042	529,670
#	DL E&C Co. Ltd.	189,052	4,539,222
#	DL Holdings Co. Ltd.	82,486	2,539,121
*††	DMOA Co. Ltd.	348,388	107,141
	DMS Co. Ltd.	139,166	597,621
	DN Automotive Corp.	7,797	564,462
	DNF Co. Ltd.	39,299	790,453
	Dohwa Engineering Co. Ltd.	41,553	272,337
	Dong A Eltek Co. Ltd.	5,683	32,115
	Dong Ah Tire & Rubber Co. Ltd.	29,142	258,828
	Dong-A Hwasung Co. Ltd.	65,300	429,928
	Dong-A Socio Holdings Co. Ltd.	17,453	1,128,966
	Dong-A ST Co. Ltd.	33,592	1,386,280
	Dong-Ah Geological Engineering Co. Ltd.	53,872	520,799
*	Dongbang Transport Logistics Co. Ltd.	337,592	528,857
	Dongbu Corp.	79,852	394,308
	Dongil Industries Co. Ltd.	10,037	445,686
#	Dongjin Semichem Co. Ltd.	169,766	5,645,333
	Dongkoo Bio & Pharma Co. Ltd.	56,383	232,714
	DongKook Pharmaceutical Co. Ltd.	121,732	1,303,840
*	Dongkuk CM Co. Ltd.	203,585	1,608,362
	Dongkuk Holdings Co. Ltd.	108,443	1,276,823
	Dongkuk Industries Co. Ltd.	228,864	1,186,508
*	Dongkuk Steel Mill Co. Ltd.	337,789	3,423,869
#*	Dongkuk Structures & Construction Co. Ltd.	81,399	224,659
#	Dongsuh Cos., Inc.	63,233	897,697
	Dongsung Chemical Co. Ltd.	234,483	877,986
	Dongsung Finetec Co. Ltd.	59,797	693,047
*	Dongsung Pharmaceutical Co. Ltd.	7,245	32,716
#*	Dongwha Enterprise Co. Ltd.	12,073	385,885
	Dongwha Pharm Co. Ltd.	129,820	1,014,693
	Dongwon Development Co. Ltd.	322,527	843,225
	Dongwon F&B Co. Ltd.	58,750	1,209,071
#	Dongwon Industries Co. Ltd.	49,356	1,529,040
	Dongwon Metal Co. Ltd.	6,681	15,193
#	Dongwon Systems Corp.	21,938	724,792
	Dongyang E&P, Inc.	44,988	778,122
*	Dongyang Steel Pipe Co. Ltd.	301,477	220,565
*	Doosan Bobcat, Inc.	223,320	10,244,023
	Doosan Co. Ltd.	34,579	2,889,789

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Enerbility Co. Ltd.	726,112	$9,966,611
#*	Doosan Fuel Cell Co. Ltd.	40,468	863,683
#	Doosan Tesna, Inc.	49,304	1,903,270
	DoubleUGames Co. Ltd.	76,321	2,400,518
	Douzone Bizon Co. Ltd.	65,587	1,410,905
*	Dream Security Co. Ltd.	144,659	355,740
	Dreamtech Co. Ltd.	177,029	1,880,767
*	Dreamus Co.	6,490	17,161
	Drgem Corp.	17,592	149,212
*	DRTECH Corp.	78,354	170,495
*	DSC Investment, Inc.	69,323	175,579
*	DSK Co. Ltd.	33,266	129,140
*	Duck Yang Industry Co. Ltd.	38,349	213,806
	Duckshin Housing Co. Ltd.	45,494	81,778
*	Duk San Neolux Co. Ltd.	49,522	1,564,913
*	Duksan Hi-Metal Co. Ltd.	53,313	380,444
*	Duksan Techopia Co. Ltd.	14,836	187,618
	Duksung Co. Ltd.	6,402	22,199
	DY Corp.	130,490	612,870
	DY POWER Corp.	57,319	694,270
*	E Investment&Development Co. Ltd.	198,639	216,927
*	E& Corp. Co. Ltd.	86,152	248,123
	E1 Corp.	16,818	725,917
	Eagon Industrial Ltd.	27,394	152,258
	Easy Bio, Inc.	154,386	438,401
	Easy Holdings Co. Ltd.	345,056	776,873
#	eBEST Investment & Securities Co. Ltd.	109,317	340,776
#	Echo Marketing, Inc.	74,962	600,006
*	Eco&Dream Co. Ltd.	10,843	312,687
*	EcoBio Holdings Co. Ltd.	17,109	70,214
	Ecoplastic Corp.	216,572	1,043,302
#	Ecopro BM Co. Ltd.	87,309	28,718,467
#	Ecopro Co. Ltd.	50,500	47,837,407
#	Ecopro HN Co. Ltd.	40,972	2,923,457
	e-Credible Co. Ltd.	17,635	196,459
*	Eehwa Construction Co. Ltd.	16,110	52,734
*	EG Corp.	12,698	174,410
*	Ehwa Technologies Information Co. Ltd.	397,669	280,473
	Elentec Co. Ltd.	66,888	733,428
	E-MART, Inc.	64,566	3,832,467
*	EMKOREA Co. Ltd.	109,856	225,710
#	EM-Tech Co. Ltd.	69,727	2,051,533
	ENF Technology Co. Ltd.	71,759	1,360,900
*	Enzychem Lifesciences Corp.	44,855	52,851
#	Eo Technics Co. Ltd.	23,718	2,979,275
	Estechpharma Co. Ltd.	38,286	196,092
*	ESTsoft Corp.	15,296	165,306
*	E-TRON Co. Ltd.	1,461,912	310,813
*	Eubiologics Co. Ltd.	15,591	85,666
#	Eugene Corp.	396,397	1,039,501
	Eugene Investment & Securities Co. Ltd.	520,930	1,804,886
#	Eugene Technology Co. Ltd.	61,796	1,777,719
	Eusu Holdings Co. Ltd.	84,717	373,625
*	EV Advanced Material Co. Ltd.	21,528	93,873
*	Ewon Comfortech Co. Ltd.	26,487	87,085
*	E-World	61,557	63,495
*	Exem Co. Ltd.	110,273	341,382
	Exicon Co. Ltd.	14,754	180,287
*	ezCaretech Co. Ltd.	3,370	51,257

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	63,105	$5,123,392
	F&F Holdings Co. Ltd.	24,459	329,172
	Farmsco	35,837	109,218
	FarmStory Co. Ltd.	204,056	317,914
#	Fila Holdings Corp.	213,345	6,636,270
*	Fine M-Tec Co. Ltd.	20,938	129,317
#	Fine Semitech Corp.	46,456	1,010,460
*	Fine Technix Co. Ltd.	1	2
*	Finetek Co. Ltd.	82,202	67,048
*	Firstec Co. Ltd.	71,326	211,140
*	Flask Co. Ltd.	92,101	73,332
#	Foosung Co. Ltd.	265,159	2,818,538
*	FSN Co. Ltd.	44,862	106,399
	Fursys, Inc.	12,434	294,549
*	FutureChem Co. Ltd.	36,615	284,179
	Gabia, Inc.	53,321	504,953
*	GAEASOFT	12,482	78,980
	Galaxia Moneytree Co. Ltd.	29,422	117,965
*	GAMSUNG Corp. Co. Ltd.	54,695	175,263
	Gaon Cable Co. Ltd.	19,423	345,909
	GC Cell Corp.	9,746	287,306
*	GemVax & Kael Co. Ltd.	13,604	139,244
	Gemvaxlink Co. Ltd.	401,468	331,879
*	GeneOne Life Science, Inc.	12,639	42,668
*	Genexine, Inc.	75,979	578,822
*	Genie Music Corp.	69,833	194,457
*	GENOLUTION, Inc.	12,365	42,650
	Genoray Co. Ltd.	26,427	142,433
	Geumhwa PSC Co. Ltd.	11,706	276,084
*	Gigalane Co. Ltd.	72,743	84,906
	Global Standard Technology Co. Ltd.	58,899	1,319,280
	GMB Korea Corp.	62,781	228,048
	GnCenergy Co. Ltd.	35,497	116,322
#	Golfzon Co. Ltd.	22,537	1,708,236
	Golfzon Newdin Holdings Co. Ltd.	157,907	544,850
*††	Good People Co. Ltd.	28,336	8,336
#	Gradiant Corp.	57,108	666,882
#*	Grand Korea Leisure Co. Ltd.	86,326	935,928
	Green Chemical Co. Ltd.	47,001	308,054
	Green Cross Corp.	18,751	1,635,258
	Green Cross Holdings Corp.	131,311	1,411,822
	Green Cross Wellbeing Corp.	18,849	102,378
	GS Engineering & Construction Corp.	290,659	3,334,493
*	GS Global Corp.	370,284	808,717
	GS Holdings Corp.	343,205	10,141,508
	GS Retail Co. Ltd.	260,109	4,333,314
	Gwangju Shinsegae Co. Ltd.	17,981	458,407
	Haatz, Inc.	26,590	104,164
#	Hae In Corp.	46,546	199,288
	HAESUNG DS Co. Ltd.	60,782	3,672,065
	Haesung Industrial Co. Ltd.	30,919	209,377
	Haitai Confectionery & Foods Co. Ltd.	47,827	208,494
	Han Kuk Carbon Co. Ltd.	139,435	1,574,522
	Hana Financial Group, Inc.	1,014,001	31,246,933
#	Hana Materials, Inc.	40,475	1,529,523
#	Hana Micron, Inc.	267,813	4,508,014
	Hana Pharm Co. Ltd.	28,131	305,385
	Hana Technology Co. Ltd.	3,004	280,171
*	Hanall Biopharma Co. Ltd.	5,417	101,793

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HanChang Paper Co. Ltd.	196,172	$169,876
*	Hancom WITH, Inc.	24,618	65,233
#*	Hancom, Inc.	50,840	526,584
	Handok, Inc.	51,546	532,404
	Handsome Co. Ltd.	118,725	1,930,045
	Hanil Cement Co. Ltd.	139,777	1,339,024
*	Hanil Feed Co. Ltd.	47,789	215,551
	Hanil Holdings Co. Ltd.	78,732	699,604
	Hanil Hyundai Cement Co. Ltd.	13,000	174,491
	Hanil Iron & Steel Co. Ltd.	65,861	157,345
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	57,613
	Hanjin Kal Corp.	12,473	414,041
	Hanjin Transportation Co. Ltd.	59,081	920,388
	Hankook Shell Oil Co. Ltd.	4,067	702,149
*	Hankook Technology, Inc.	161,324	42,272
	Hankook Tire & Technology Co. Ltd.	299,623	9,087,945
	Hankuk Steel Wire Co. Ltd.	16,994	50,930
	Hanmi Pharm Co. Ltd.	18,325	3,831,442
	Hanmi Science Co. Ltd.	16,994	424,555
	Hanmi Semiconductor Co. Ltd.	196,134	7,463,623
	HanmiGlobal Co. Ltd.	34,624	720,674
	Hannong Chemicals, Inc.	21,885	305,062
	Hanon Systems	609,614	4,077,599
#	Hansae Co. Ltd.	129,188	1,817,851
	Hansae Yes24 Holdings Co. Ltd.	101,367	351,207
	Hanshin Construction Co. Ltd.	32,542	199,198
	Hanshin Machinery Co.	65,020	248,395
	Hansol Chemical Co. Ltd.	38,665	5,942,848
	Hansol Holdings Co. Ltd.	281,151	644,296
*	Hansol HomeDeco Co. Ltd.	467,368	364,074
*	Hansol IONES Co. Ltd.	98,993	695,918
	Hansol Logistics Co. Ltd.	73,526	144,351
	Hansol Paper Co. Ltd.	157,905	1,310,897
	Hansol Technics Co. Ltd.	195,654	1,063,535
#	Hanssem Co. Ltd.	25,047	911,025
	Hanwha Aerospace Co. Ltd.	67,356	6,462,116
	Hanwha Corp.	203,392	4,923,059
*	Hanwha Galleria Corp.	170,344	176,054
*	Hanwha General Insurance Co. Ltd.	494,681	1,467,726
*	Hanwha Investment & Securities Co. Ltd.	812,205	1,580,883
#*	Hanwha Life Insurance Co. Ltd.	1,841,204	3,415,285
#*	Hanwha Ocean Co. Ltd.	35,770	1,313,686
*	Hanwha Solutions Corp.	133,044	3,948,642
*	Hanyang Digitech Co. Ltd.	1,544	16,806
	Hanyang Eng Co. Ltd.	87,410	1,141,446
	Hanyang Securities Co. Ltd.	50,490	349,496
	Harim Co. Ltd.	371,760	812,057
	Harim Holdings Co. Ltd.	261,494	1,534,355
	HB SOLUTION Co. Ltd.	75,817	317,063
	HB Technology Co. Ltd.	312,891	623,330
	HD Hyundai Co. Ltd.	212,495	10,261,624
	HD Hyundai Construction Equipment Co. Ltd.	91,986	5,897,909
	HD Hyundai Electric Co. Ltd.	46,657	2,719,478
	HD Hyundai Energy Solutions Co. Ltd.	23,404	632,757
	HD Hyundai Infracore Co. Ltd.	875,556	8,468,369
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	110,548	10,700,731
	HDC Holdings Co. Ltd.	161,815	742,173
#	HDC Hyundai Development Co. Engineering & Construction, Class E	282,383	2,296,663
	HDC Hyundai Engineering Plastics Co. Ltd.	75,990	243,093

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HDCLabs Co. Ltd.	24,286	$144,257
	Hecto Financial Co. Ltd.	10,904	141,323
	Hecto Innovation Co. Ltd.	49,272	509,981
#*	Helixmith Co. Ltd.	84,271	386,954
*	Heungkuk Fire & Marine Insurance Co. Ltd.	106,505	255,499
#*	HFR, Inc.	40,986	664,228
#	Hite Jinro Co. Ltd.	170,701	2,717,489
	Hitejinro Holdings Co. Ltd.	58,912	411,465
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	401,462
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	320,325
*	HL D&I Halla Corp.	169,989	320,291
	HL Holdings Corp.	47,269	1,391,560
	HL Mando Co. Ltd.	169,655	6,144,184
#*	HLB Biostep Co. Ltd.	68,157	174,073
*	HLB Global Co. Ltd.	25,718	82,201
*	HLB Life Science Co. Ltd.	203,531	1,451,160
*	HLB Therapeutics Co. Ltd.	117,635	345,845
*	HLB, Inc.	58,920	1,519,415
#	HMM Co. Ltd.	1,355,791	18,609,583
	Home Center Holdings Co. Ltd.	421,452	393,613
*	Homecast Co. Ltd.	65,464	252,084
	Hotel Shilla Co. Ltd.	112,072	6,620,731
	HS Industries Co. Ltd.	296,468	797,264
*	HSD Engine Co. Ltd.	152,932	1,431,133
*	Hugel, Inc.	18,348	1,552,331
*	Humax Co. Ltd.	157,218	434,202
	Humedix Co. Ltd.	30,432	857,778
*	Huneed Technologies	22,722	104,120
#*	Huons Co. Ltd.	43,784	1,111,427
	Huons Global Co. Ltd.	41,448	650,567
	Husteel Co. Ltd.	179,780	879,093
*	Huvis Corp.	129,579	407,842
	Huvitz Co. Ltd.	57,550	1,049,430
	Hwa Shin Co. Ltd.	129,780	1,849,895
	Hwacheon Machine Tool Co. Ltd.	3,319	94,166
#*	Hwail Pharm Co. Ltd.	240,998	379,462
	Hwangkum Steel & Technology Co. Ltd.	67,513	442,644
	Hwaseung Enterprise Co. Ltd.	89,585	600,592
	HwaSung Industrial Co. Ltd.	54,939	441,025
*	HYBE Co. Ltd.	2,116	435,764
	Hy-Lok Corp.	55,381	1,197,617
#	Hyosung Advanced Materials Corp., Class C	11,136	4,147,973
*	Hyosung Chemical Corp.	7,467	525,593
	Hyosung Corp.	44,319	2,094,604
*	Hyosung Heavy Industries Corp.	38,298	5,241,609
#	Hyosung TNC Corp.	15,954	4,245,256
	HyosungITX Co. Ltd.	9,080	87,976
	Hyundai Autoever Corp.	6,288	754,950
	Hyundai Bioland Co. Ltd.	35,216	285,812
	Hyundai BNG Steel Co. Ltd.	81,483	904,073
	Hyundai Corp.	49,866	1,037,031
	Hyundai Corp. Holdings, Inc.	28,838	258,087
	Hyundai Department Store Co. Ltd.	92,429	4,017,253
#	Hyundai Elevator Co. Ltd.	102,548	3,361,110
	Hyundai Engineering & Construction Co. Ltd.	254,801	7,478,241
	HYUNDAI EVERDIGM Corp.	8,126	45,464
	Hyundai Ezwel Co. Ltd.	46,765	245,161
	Hyundai Futurenet Co. Ltd.	257,770	540,422
	Hyundai GF Holdings	218,666	548,726

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	85,013	$11,624,515
	Hyundai Green Food	116,080	1,054,596
	Hyundai Home Shopping Network Corp.	40,309	1,342,693
*	Hyundai Livart Furniture Co. Ltd.	86,141	485,374
	Hyundai Marine & Fire Insurance Co. Ltd.	407,458	9,148,169
*	Hyundai Mipo Dockyard Co. Ltd.	21,829	1,599,675
	Hyundai Mobis Co. Ltd.	101,739	18,589,371
	Hyundai Motor Co.	345,694	53,151,628
	Hyundai Motor Securities Co. Ltd.	146,767	946,698
	Hyundai Pharmaceutical Co. Ltd.	63,333	206,685
*	Hyundai Rotem Co. Ltd.	53,666	1,319,949
	Hyundai Steel Co.	430,148	12,194,293
	Hyundai Wia Corp.	81,851	4,055,273
*††	Hyupjin Co. Ltd.	19,800	17,454
	HyVision System, Inc.	51,268	840,684
	i3system, Inc.	16,781	471,017
*	iA, Inc.	683,750	290,174
	ICD Co. Ltd.	73,621	556,742
*	Icure Pharm, Inc.	1,566	3,017
	IDIS Holdings Co. Ltd.	8,252	77,687
	Iljin Diamond Co. Ltd.	6,726	89,846
*	Iljin Display Co. Ltd.	21,887	20,096
	Iljin Electric Co. Ltd.	94,365	746,614
	Iljin Holdings Co. Ltd.	132,692	442,386
	Iljin Power Co. Ltd.	26,649	260,817
	Ilshin Spinning Co. Ltd.	93,215	710,993
*	Ilshin Stone Co. Ltd.	114,355	106,386
††	ilShinbiobase Co. Ltd.	80,228	96,550
	Ilsung Pharmaceuticals Co. Ltd.	24,810	470,698
	Ilyang Pharmaceutical Co. Ltd.	68,072	859,311
	iMarketKorea, Inc.	122,114	862,241
	InBody Co. Ltd.	65,366	1,438,936
	Incross Co. Ltd.	26,725	256,924
	Industrial Bank of Korea	1,065,430	8,686,010
*	Infinitt Healthcare Co. Ltd.	50,590	218,366
	InfoBank Corp.	11,959	106,719
*	Inhwa Precision Co. Ltd.	11,515	106,736
	Innocean Worldwide, Inc.	62,060	1,933,347
*	Innometry Co. Ltd.	8,065	103,028
	InnoWireless Co. Ltd.	20,982	369,267
#	Innox Advanced Materials Co. Ltd.	111,352	3,929,142
*	Innox Corp.	2,178	61,699
*	Inscobee, Inc.	138,198	132,398
#*	Insun ENT Co. Ltd.	121,913	810,075
*	Insung Information Co. Ltd.	72,270	181,567
	Intekplus Co. Ltd.	47,319	1,663,677
#	Intellian Technologies, Inc.	16,281	992,884
	Intelligent Digital Integrated Security Co. Ltd.	20,760	298,208
*	Interflex Co. Ltd.	55,384	472,310
	Interojo Co. Ltd.	28,700	776,437
#	INTOPS Co. Ltd.	96,905	2,288,827
*	iNtRON Biotechnology, Inc.	57,427	262,744
	Inzi Controls Co. Ltd.	66,398	427,593
#*	IS Dongseo Co. Ltd.	121,185	3,221,829
#	ISC Co. Ltd.	53,055	4,286,491
	i-SENS, Inc.	81,998	2,095,523
*	ISU Abxis Co. Ltd.	17,003	87,402
	ISU Chemical Co. Ltd.	52,720	958,487
	ISU Specialty Chemical	12,936	2,887,278

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IsuPetasys Co. Ltd.	220,497	$6,655,527
*	ITCEN Co. Ltd.	45,051	135,357
*	ITEK, Inc.	508	4,148
*	ITM Semiconductor Co. Ltd.	18,468	318,701
	It's Hanbul Co. Ltd.	26,903	265,217
*	Iwin Plus Co. Ltd.	16,778	24,055
*	Jaeyoung Solutec Co. Ltd.	173,969	82,892
*	Jahwa Electronics Co. Ltd.	36,900	837,538
	JASTECH Ltd.	22,391	156,082
	JB Financial Group Co. Ltd.	963,956	6,467,866
	JC Chemical Co. Ltd.	84,616	543,179
	Jeil Pharmaceutical Co. Ltd.	13,855	191,427
*	Jeisys Medical, Inc.	142,015	1,245,671
*	Jeju Air Co. Ltd.	67,573	692,350
*	Jeju Semiconductor Corp.	151,696	539,005
*	Jin Air Co. Ltd.	28,198	328,395
	Jinsung T.E.C.	55,826	661,919
	JLS Co. Ltd.	59,182	330,251
	JNK Heaters Co. Ltd.	84,431	407,632
*	JNTC Co. Ltd.	63,675	475,838
*	JoyCity Corp.	54,667	143,761
	JS Corp.	8,787	91,745
*	JT Corp.	2,402	18,316
#	Jusung Engineering Co. Ltd.	207,888	4,534,934
	JVM Co. Ltd.	24,902	649,683
	JW Holdings Corp.	163,297	513,159
	JW Life Science Corp.	37,085	404,406
	JW Pharmaceutical Corp.	64,193	2,141,341
*	JW Shinyak Corp.	78,283	182,470
	JYP Entertainment Corp.	93,138	9,971,619
	K Car Co. Ltd.	8,158	79,377
	Kakao Corp.	61,473	2,474,714
*	Kakao Games Corp.	14,499	358,804
	KakaoBank Corp.	82,088	1,674,496
*††	Kanglim Co. Ltd.	334,014	203,084
	Kangnam Jevisco Co. Ltd.	26,553	456,696
*	Kangstem Biotech Co. Ltd.	72,965	162,082
	Kangwon Land, Inc.	135,973	1,664,253
	KAON Group Co. Ltd.	111,745	505,534
*	KB Financial Group, Inc.	1,155,887	46,294,874
	KB Financial Group, Inc., ADR	388,116	15,590,620
	KC Co. Ltd.	56,156	826,940
	KC Tech Co. Ltd.	68,360	1,261,093
	KCC Corp.	15,107	2,513,897
	KCC Engineering & Construction Co. Ltd.	56,901	234,943
	KCC Glass Corp.	81,256	2,754,998
	KCI Ltd.	7,564	45,312
	KCTC	176,886	555,708
	KEC Corp.	523,949	754,092
*	Kencoa Aerospace Co.	3,958	41,527
	KEPCO Engineering & Construction Co., Inc.	10,615	629,780
#	KEPCO Plant Service & Engineering Co. Ltd.	80,177	2,126,515
*	KEYEAST Co. Ltd.	39,205	229,272
	KG Chemical Corp.	82,934	2,983,748
#	KG Dongbusteel	163,329	1,096,819
	KG Eco Technology Service Co. Ltd.	115,398	1,068,293
*††	KG Mobility Co.	67,716	406,870
#	Kginicis Co. Ltd.	133,453	1,153,756
	KGMobilians Co. Ltd.	129,933	603,449

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KH Vatec Co. Ltd.	71,134	$1,047,544
	Kia Corp.	1,048,020	68,015,771
*	Kib Plug Energy	536,031	436,833
	KidariStudio, Inc.	16,761	76,633
	KINX, Inc.	15,242	791,511
	KISCO Corp.	95,693	460,277
	KISCO Holdings Co. Ltd.	47,917	659,513
	KISWIRE Ltd.	67,019	1,093,462
	KIWOOM Securities Co. Ltd.	87,926	6,703,993
*	KleanNara Co. Ltd.	120,656	213,105
	KL-Net Corp.	101,819	199,852
*	KNJ Co. Ltd.	3,003	53,495
#	Koentec Co. Ltd.	88,224	488,502
#	Koh Young Technology, Inc.	168,805	1,831,604
#	Kolmar BNH Co. Ltd.	63,540	853,048
#	Kolmar Korea Co. Ltd.	43,995	1,667,795
	Kolmar Korea Holdings Co. Ltd.	54,832	582,558
	Kolon Corp.	43,960	622,335
	Kolon Global Corp.	44,532	442,258
#	Kolon Industries, Inc.	145,579	5,906,336
*	Kolon Life Science, Inc.	573	12,330
*	Kolon Mobility Group Corp.	147,662	436,087
	Kolon Plastic, Inc.	41,652	276,538
	Komelon Corp.	7,669	53,204
#	KoMiCo Ltd.	31,338	1,495,951
*	KONA I Co. Ltd.	54,564	667,360
	Kook Soon Dang Brewery Co. Ltd.	58,180	261,711
	Korea Aerospace Industries Ltd.	83,445	3,221,688
	Korea Alcohol Industrial Co. Ltd.	101,676	1,022,568
	Korea Arlico Pharm Co. Ltd.	17,810	79,252
	Korea Asset In Trust Co. Ltd.	374,510	859,468
	Korea Business News Co. Ltd.	21,677	102,946
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	374,920
*	Korea Cement Co. Ltd.	56,014	94,317
*	Korea Circuit Co. Ltd.	82,399	1,182,335
*	Korea District Heating Corp.	16,048	318,522
#*	Korea Electric Power Corp., Sponsored ADR	516,236	3,923,394
*	Korea Electric Power Corp.	171,677	2,586,780
	Korea Electric Terminal Co. Ltd.	45,655	2,071,340
	Korea Electronic Certification Authority, Inc.	46,611	160,562
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	431,275
	Korea Export Packaging Industrial Co. Ltd.	92,420	208,541
*	Korea Gas Corp.	89,854	1,748,662
	Korea Industrial Co. Ltd.	10,455	31,141
*	Korea Information & Communications Co. Ltd.	3,120	20,658
	Korea Information Certificate Authority, Inc.	6,552	24,273
	Korea Investment Holdings Co. Ltd.	191,257	7,328,776
*	Korea Line Corp.	1,397,764	2,057,085
	Korea Movenex Co. Ltd.	151,815	692,165
	Korea Parts & Fasteners Co. Ltd.	40,539	163,005
	Korea Petrochemical Ind Co. Ltd.	28,152	2,960,811
	Korea Petroleum Industries Co.	29,812	229,865
	Korea Pharma Co. Ltd.	5,263	69,683
	Korea Ratings Corp.	3,760	216,498
	Korea Real Estate Investment & Trust Co. Ltd.	904,008	886,826
#	Korea United Pharm, Inc.	44,748	955,005
	Korea Zinc Co. Ltd.	15,458	5,988,160
	Korean Air Lines Co. Ltd.	887,233	17,125,561
	Korean Drug Co. Ltd.	11,632	57,517

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Reinsurance Co.	699,265	$3,793,558
	Kortek Corp.	64,017	402,920
*	KOSES Co. Ltd.	34,461	343,841
*	KPS Corp.	5,740	45,306
	KPX Chemical Co. Ltd.	14,895	516,016
*	Krafton, Inc.	33,572	4,525,448
	KSIGN Co. Ltd.	122,686	141,662
	KSS LINE Ltd.	136,658	907,068
*	KT Alpha Co. Ltd.	81,268	367,049
#	KT Corp., Sponsored ADR	199,398	2,338,939
	KT Corp.	35,348	818,572
	KT Skylife Co. Ltd.	196,016	935,243
	KT Submarine Co. Ltd.	63,903	661,420
	KT&G Corp.	234,174	15,152,903
	KTCS Corp.	226,275	563,631
	Ktis Corp.	203,805	471,855
	Kukbo Design Co. Ltd.	21,583	257,501
	Kukdo Chemical Co. Ltd.	12,919	519,096
	Kukdong Oil & Chemicals Co. Ltd.	113,784	359,430
#*	Kuk-il Paper Manufacturing Co. Ltd.	231,940	145,571
*	Kukje Pharma Co. Ltd.	21,991	68,226
#*	Kum Yang Co. Ltd.	25,758	3,223,459
#*	Kumho HT, Inc.	754,608	498,942
	Kumho Petrochemical Co. Ltd.	109,942	10,353,096
#*	Kumho Tire Co., Inc.	636,616	2,262,053
	KUMHOE&C Co. Ltd.	140,791	606,537
	Kumkang Kind Co. Ltd.	142,077	696,583
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	1,200,482
	Kwang Myung Electric Co. Ltd.	167,538	338,088
*	KX Hitech Co. Ltd.	208,558	211,362
	KX Innovation Co. Ltd.	119,777	409,291
	Kyeryong Construction Industrial Co. Ltd.	58,907	710,186
	Kyobo Securities Co. Ltd.	128,790	517,532
	Kyochon F&B Co. Ltd.	41,621	257,412
	Kyongbo Pharmaceutical Co. Ltd.	40,273	229,084
	Kyung Dong Navien Co. Ltd.	35,842	1,631,126
	Kyung Nong Corp.	16,624	130,962
	Kyungbang Co. Ltd.	84,291	636,405
*	Kyungchang Industrial Co. Ltd.	23,256	57,077
	KyungDong City Gas Co. Ltd.	20,551	311,817
	Kyungdong Pharm Co. Ltd.	106,028	564,167
	Kyung-In Synthetic Corp.	197,396	647,940
#	L&C Bio Co. Ltd.	36,625	1,089,570
#	L&F Co. Ltd.	60,277	12,182,327
*	LabGenomics Co. Ltd.	160,524	1,122,665
#*	Lake Materials Co. Ltd.	150,192	2,379,640
	LaonPeople, Inc.	5,901	35,878
#*	LB Semicon, Inc.	241,110	1,559,329
	LEADCORP, Inc.	112,131	518,692
	Lee Ku Industrial Co. Ltd.	145,496	580,298
#	LEENO Industrial, Inc.	42,725	5,651,824
	LF Corp.	136,479	1,486,984
	LG Chem Ltd.	58,367	29,691,627
	LG Corp.	190,776	12,489,015
#*	LG Display Co. Ltd., ADR	345,392	1,834,032
*	LG Display Co. Ltd.	705,411	7,458,422
	LG Electronics, Inc.	533,689	45,428,335
	LG H&H Co. Ltd.	15,783	5,295,553
	LG HelloVision Co. Ltd.	441,125	1,381,549

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Innotek Co. Ltd.	54,053	$11,208,143
	LG Uplus Corp.	1,371,744	10,766,751
	LIG Nex1 Co. Ltd.	51,606	3,105,199
	Lion Chemtech Co. Ltd.	78,466	298,334
	Lock & Lock Co. Ltd.	99,766	457,262
#	LOT Vacuum Co. Ltd.	77,667	1,492,070
	Lotte Chemical Corp.	58,104	6,865,603
	Lotte Chilsung Beverage Co. Ltd.	25,839	2,480,716
#	Lotte Corp.	75,283	1,503,011
*	Lotte Data Communication Co.	31,267	645,399
#	Lotte Energy Materials Corp.	26,776	1,151,953
#	LOTTE Fine Chemical Co. Ltd.	120,975	6,150,212
	LOTTE Himart Co. Ltd.	66,253	517,415
*	Lotte Non-Life Insurance Co. Ltd.	539,209	689,241
	Lotte Rental Co. Ltd.	11,652	238,612
	Lotte Shopping Co. Ltd.	40,801	2,240,664
#	Lotte Wellfood Co. Ltd.	15,959	1,188,872
	LS Cable & System Asia Ltd.	52,587	334,464
#	LS Corp.	83,167	7,887,068
#	LS Electric Co. Ltd.	74,387	6,165,536
*	Lumens Co. Ltd.	58,799	61,801
*	LVMC Holdings	583,213	1,267,409
	LX Hausys Ltd.	54,783	2,391,103
#	LX Holdings Corp.	334,252	2,176,691
#	LX International Corp.	239,609	7,227,963
	LX Semicon Co. Ltd.	56,821	4,563,562
	M.I.Tech Co. Ltd.	40,278	330,191
	Macquarie Korea Infrastructure Fund	994,116	9,460,315
	Macrogen, Inc.	18,261	300,926
#	Maeil Dairies Co. Ltd.	26,284	841,236
	Maeil Holdings Co. Ltd.	4,516	30,575
	MAKUS, Inc.	52,303	535,916
	Manho Rope & Wire Ltd.	4,413	129,310
*	Maniker Co. Ltd.	5,232	4,712
	Mcnex Co. Ltd.	69,880	1,492,713
*	MDS Tech, Inc.	186,588	297,195
*	ME2ON Co. Ltd.	163,643	390,502
	Mediana Co. Ltd.	3,934	19,403
*††	Medience Co. Ltd.	37,164	79,151
*	Medipost Co. Ltd.	39,056	274,359
#	Medy-Tox, Inc.	11,107	1,893,209
	Meerecompany, Inc.	16,671	633,757
	MegaStudy Co. Ltd.	49,775	401,654
#	MegaStudyEdu Co. Ltd.	59,725	2,301,939
	MEKICS Co. Ltd.	8,570	23,221
	Meritz Financial Group, Inc.	830,074	32,049,423
	META BIOMED Co. Ltd.	46,200	152,152
*	Metalabs Co. Ltd.	7,633	15,300
*	Mgame Corp.	85,404	471,871
	Mi Chang Oil Industrial Co. Ltd.	3,141	162,429
*	MiCo Ltd.	171,010	1,623,496
*	Mirae Asset Life Insurance Co. Ltd.	454,697	1,322,612
	Mirae Asset Securities Co. Ltd.	1,227,711	6,674,088
*	Mirae Asset Venture Investment Co. Ltd.	82,369	317,759
	Miwon Chemicals Co. Ltd.	1,485	78,412
	Miwon Commercial Co. Ltd.	5,877	777,032
	Miwon Holdings Co. Ltd.	1,831	137,166
	Miwon Specialty Chemical Co. Ltd.	9,336	1,040,241
	MK Electron Co. Ltd.	117,641	1,417,444

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	MNTech Co. Ltd.	51,683	$1,011,669
	Mobase Electronics Co. Ltd.	160,833	315,759
*	Mobile Appliance, Inc.	56,949	116,672
	Monalisa Co. Ltd.	21,568	45,275
	MonAmi Co. Ltd.	6,920	16,971
	Moonbae Steel Co. Ltd.	104,889	274,209
	Moorim P&P Co. Ltd.	182,856	491,668
	Moorim Paper Co. Ltd.	184,050	346,137
	Motonic Corp.	48,395	337,550
#	Motrex Co. Ltd.	86,739	1,254,399
	MS Autotech Co. Ltd.	105,236	423,697
	Muhak Co. Ltd.	19,840	83,747
	Multicampus Co. Ltd.	17,177	428,090
*	M-venture Investment, Inc.	36,428	26,822
#*	Myoung Shin Industrial Co. Ltd.	145,430	2,323,344
*	MyungMoon Pharm Co. Ltd.	80,147	144,848
	Namhae Chemical Corp.	151,240	945,045
*	Namsun Aluminum Co. Ltd.	530,593	1,006,518
*	Namuga Co. Ltd.	54,708	644,018
	Namyang Dairy Products Co. Ltd.	2,107	706,255
*	NanoenTek, Inc.	39,594	136,811
	Nasmedia Co. Ltd.	22,332	333,217
*	Nature & Environment Co. Ltd.	202,100	196,244
	Nature Holdings Co. Ltd.	11,069	178,409
	NAVER Corp.	64,149	11,429,257
	NCSoft Corp.	27,445	5,954,087
*	NDFOS Co. Ltd.	14,399	32,676
#	NeoPharm Co. Ltd.	29,917	556,358
*	Neowiz	26,737	724,475
*	Neowiz Holdings Corp.	24,725	476,152
*	Nepes Ark Corp.	21,370	473,974
#*	NEPES Corp.	101,431	1,785,316
*	Neptune Co.	5,201	29,106
#*Ω	Netmarble Corp.	44,737	1,727,544
	New Power Plasma Co. Ltd.	125,651	534,700
	Nexen Corp.	180,992	585,556
	Nexen Tire Corp.	260,801	1,756,688
*	Nexon Games Co. Ltd.	14,124	238,379
*	Next Entertainment World Co. Ltd.	44,760	263,739
#	NEXTIN, Inc.	29,127	1,957,603
	NH Investment & Securities Co. Ltd., Class C	638,162	4,955,914
*	NHN Corp.	112,345	2,213,226
#	NHN KCP Corp.	141,074	1,006,221
	NI Steel Co. Ltd.	60,072	311,030
	NICE Holdings Co. Ltd.	181,584	1,546,397
	Nice Information & Telecommunication, Inc.	48,546	882,752
#	NICE Information Service Co. Ltd.	242,838	1,787,213
	NICE Total Cash Management Co. Ltd., Class C	116,629	549,872
*	NK Co. Ltd.	84,467	71,186
	Nong Shim Holdings Co. Ltd.	14,290	748,180
#	Nong Woo Bio Co. Ltd.	22,749	150,658
#	NongShim Co. Ltd.	11,221	3,491,292
	Noroo Holdings Co. Ltd.	17,027	151,868
	NOROO Paint & Coatings Co. Ltd.	73,272	454,324
	NOVAREX Co. Ltd.	39,807	253,718
	NPC	108,451	543,441
*	NUVOTEC Co. Ltd.	46,960	32,904
	Oceanbridge Co. Ltd.	26,940	321,497
#*	OCI Co. Ltd.	32,674	3,491,310

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Holdings Co. Ltd.	72,114	$6,189,165
#*	Omnisystem Co. Ltd.	259,778	227,777
	Openbase, Inc.	89,344	181,156
	OptoElectronics Solutions Co. Ltd.	28,520	283,886
*	OPTRON-TEC, Inc.	78,405	142,843
	OPTUS Pharmaceutical Co. Ltd.	35,532	146,412
*	Orbitech Co. Ltd.	63,796	202,826
*	Orientbio, Inc.	1	0
	Orion Corp.	74,769	6,654,832
#	Orion Holdings Corp.	196,281	2,142,431
*	OSANGJAIEL Co. Ltd.	30,119	129,089
*††	Osung Advanced Materials Co. Ltd.	322,592	359,408
#	Ottogi Corp.	8,521	2,381,570
	Paik Kwang Industrial Co. Ltd.	173,863	1,062,561
*	Pan Entertainment Co. Ltd.	33,924	112,511
	Pan Ocean Co. Ltd.	1,530,803	5,740,167
*	PANAGENE, Inc.	39,250	147,759
	Pang Rim Co. Ltd.	41,835	76,801
#*	Paradise Co. Ltd.	243,610	2,745,121
	Park Systems Corp.	17,918	2,839,814
#	Partron Co. Ltd.	343,784	2,218,084
#	Paseco Co. Ltd.	28,336	256,686
*	Pearl Abyss Corp.	31,647	1,391,163
	People & Technology, Inc.	94,711	5,839,850
	PHA Co. Ltd.	45,657	378,968
*	PharmAbcine	18,187	37,418
#	PharmaResearch Co. Ltd.	22,283	2,327,712
*	PharmGen Science, Inc.	70,418	326,813
*	Pharmicell Co. Ltd.	120,757	646,729
	Philoptics Co. Ltd.	30,876	264,298
*††	Philosys Healthcare Co. Ltd.	103,057	26,358
#	PI Advanced Materials Co. Ltd.	85,454	2,060,390
	Point Engineering Co. Ltd.	78,032	115,570
*	Polaris Office Corp.	72,052	272,619
#	Poongsan Corp.	180,903	5,322,462
	Poongsan Holdings Corp.	23,559	680,208
#	Posco DX Co. Ltd.	161,586	4,403,004
	POSCO Future M Co. Ltd.	7,995	3,307,623
#	POSCO Holdings, Inc., Sponsored ADR	292,579	36,715,739
	POSCO Holdings, Inc.	104,531	52,671,209
#	Posco International Corp.	337,138	23,856,888
#	Posco M-Tech Co. Ltd.	36,109	1,037,916
	POSCO Steeleon Co. Ltd.	24,075	1,420,267
*	Power Logics Co. Ltd.	173,266	810,588
	Protec Co. Ltd.	31,139	1,350,934
#	PSK, Inc.	111,626	1,970,913
	Pulmuone Co. Ltd.	84,830	659,838
#	Puloon Technology, Inc.	17,744	106,829
	Pungkuk Ethanol Co. Ltd.	20,107	213,626
*	Q Capital Partners Co. Ltd.	588,254	181,396
	QSI Co. Ltd.	12,646	102,287
*	RaonSecure Co. Ltd.	23,738	45,212
*	Ray Co. Ltd/KR	14,512	450,067
	Rayence Co. Ltd.	26,368	214,552
	Reyon Pharmaceutical Co. Ltd.	22,037	272,769
	RFHIC Corp.	35,443	509,980
*	RFTech Co. Ltd.	159,006	495,688
*	Robostar Co. Ltd.	17,018	396,039
*	Robotis Co. Ltd.	11,928	247,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Rsupport Co. Ltd.	56,877	$151,863
*	S Net Systems, Inc.	40,726	152,917
#	S&S Tech Corp.	39,811	1,692,890
*	S.Y. Co. Ltd.	177,341	595,736
	S-1 Corp.	81,352	3,264,876
	Sajo Industries Co. Ltd.	14,263	443,908
	Sajodaerim Corp.	30,273	606,145
*	Sajodongaone Co. Ltd.	410,454	329,110
#*	Sam Chun Dang Pharm Co. Ltd.	22,047	1,103,127
	Sam Young Electronics Co. Ltd.	80,306	562,854
	Sam Yung Trading Co. Ltd.	88,339	874,009
	Sambo Corrugated Board Co. Ltd.	38,164	285,382
	Sambo Motors Co. Ltd.	77,790	389,629
*	Sambu Engineering & Construction Co. Ltd.	627,154	1,857,718
	Samchully Co. Ltd.	10,044	810,993
*	Samchuly Bicycle Co. Ltd.	26,803	128,704
	Samho Development Co. Ltd.	127,209	346,652
*	SAMHWA NETWORKS Co. Ltd.	6,932	11,265
	SAMHWA Paints Industrial Co. Ltd.	60,000	289,582
	Samick Musical Instruments Co. Ltd.	306,128	270,052
	Samick THK Co. Ltd.	32,466	309,748
*	Samil Pharmaceutical Co. Ltd.	19,769	104,886
	Samji Electronics Co. Ltd.	88,378	525,469
*	Samjin LND Co. Ltd.	76,855	143,421
#	Samjin Pharmaceutical Co. Ltd.	43,871	775,124
*	Samkee Corp.	229,837	460,250
	Sammok S-Form Co. Ltd.	29,195	361,078
#	SAMPYO Cement Co. Ltd.	212,168	559,662
*Ω	Samsung Biologics Co. Ltd.	9,469	5,685,831
	Samsung C&T Corp.	115,202	9,333,746
	Samsung Card Co. Ltd.	115,331	2,577,465
	Samsung Climate Control Co. Ltd.	5,088	38,907
	Samsung Electro-Mechanics Co. Ltd.	240,915	27,483,308
	Samsung Electronics Co. Ltd.	14,104,012	772,231,722
*	Samsung Engineering Co. Ltd.	452,829	13,135,222
	Samsung Fire & Marine Insurance Co. Ltd.	133,561	25,529,728
*	Samsung Heavy Industries Co. Ltd.	766,189	5,430,462
	Samsung Life Insurance Co. Ltd.	155,333	8,497,992
*	Samsung Pharmaceutical Co. Ltd.	147,263	338,172
	Samsung Publishing Co. Ltd.	20,890	298,667
	Samsung SDI Co. Ltd.	38,148	19,913,429
	Samsung SDS Co. Ltd.	69,694	7,016,332
	Samsung Securities Co. Ltd.	277,121	7,803,939
	SAMT Co. Ltd.	341,901	763,515
	Samwha Capacitor Co. Ltd.	40,542	1,245,076
	Samwha Electric Co. Ltd.	16,326	251,150
	Samyang Corp.	23,273	747,208
#	Samyang Foods Co. Ltd.	23,846	2,260,122
	Samyang Holdings Corp.	29,017	1,648,413
	Samyang Packaging Corp.	25,470	322,145
	Samyang Tongsang Co. Ltd.	10,960	433,527
*	Samyoung Co. Ltd.	81,043	290,810
#	Sang-A Frontec Co. Ltd.	27,525	565,392
*	Sangbo Corp.	162,337	215,154
#	Sangsangin Co. Ltd.	288,338	938,946
	Sangsin Energy Display Precision Co. Ltd.	52,121	818,161
	Saramin Co. Ltd.	37,627	560,700
	Satrec Initiative Co. Ltd.	14,199	318,127
	SAVEZONE I&C Corp.	104,700	217,047

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	262,704	$179,975
*	SBW	1,218,337	257,116
*	S-Connect Co. Ltd.	186,045	290,978
#	SD Biosensor, Inc.	48,701	494,854
*	SDN Co. Ltd.	186,770	239,460
	SeAH Besteel Holdings Corp.	122,664	2,705,780
	SeAH Holdings Corp.	495	42,277
	SeAH Steel Corp.	13,933	1,718,717
	SeAH Steel Holdings Corp.	20,218	3,254,771
	Sebang Co. Ltd.	83,997	767,504
#	Sebang Global Battery Co. Ltd.	42,017	1,565,261
	Seegene, Inc.	207,491	3,793,106
*	Segyung Hitech Co. Ltd.	49,326	658,499
	Sejin Heavy Industries Co. Ltd.	51,741	258,506
	Sejong Industrial Co. Ltd.	103,414	663,927
*	Sejong Telecom, Inc.	871,848	376,473
*	Sekonix Co. Ltd.	35,181	218,321
*	Selvas AI, Inc.	83,944	1,483,856
	Sempio Co.	3,643	147,354
	Sempio Foods Co.	10,399	230,020
*	S-Energy Co. Ltd.	21,802	37,212
#	Seobu T&D	217,029	1,358,203
#	Seohan Co. Ltd.	668,252	524,656
	Seohee Construction Co. Ltd.	1,009,278	1,062,768
#*	Seojin System Co. Ltd.	164,750	2,247,827
	Seoul Auction Co. Ltd.	32,672	305,326
	Seoul City Gas Co. Ltd.	1,120	57,765
*	Seoul Food Industrial Co. Ltd.	626,950	97,974
#	Seoul Semiconductor Co. Ltd.	278,943	2,561,314
*	Seoul Viosys Co. Ltd.	31,086	116,999
	Seoulin Bioscience Co. Ltd.	24,696	200,574
	SEOWONINTECH Co. Ltd.	11,994	55,923
	Seoyon Co. Ltd.	115,412	766,397
	Seoyon E-Hwa Co. Ltd.	109,821	2,084,085
	Sewoon Medical Co. Ltd.	108,456	221,488
#	SFA Engineering Corp.	74,338	2,147,036
#*	SFA Semicon Co. Ltd.	400,382	1,926,841
	S-Fuelcell Co. Ltd.	10,321	144,145
*	SG Corp.	556,225	210,819
	SGC e Tec E&C Co. Ltd.	19,988	340,952
	SGC Energy Co. Ltd.	64,795	1,263,746
	SH Energy & Chemical Co. Ltd.	234,724	123,326
	Shin Heung Energy & Electronics Co. Ltd.	15,684	623,419
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	353,228
	Shindaeyang Paper Co. Ltd.	138,381	609,848
	Shinhan Financial Group Co. Ltd.	1,478,212	40,685,257
#	Shinhan Financial Group Co. Ltd., ADR	288,965	7,978,324
	Shinil Electronics Co. Ltd.	256,338	365,213
	Shinsegae Engineering & Construction Co. Ltd.	23,276	270,725
	Shinsegae Food Co. Ltd.	11,543	367,095
	Shinsegae Information & Communication Co. Ltd.	45,786	484,012
#	Shinsegae International, Inc.	87,984	1,136,254
#	Shinsegae, Inc.	44,588	6,683,857
	Shinsung Delta Tech Co. Ltd.	61,194	729,997
*	Shinsung E&G Co. Ltd.	349,615	798,476
*	Shinsung Tongsang Co. Ltd.	305,739	435,034
*	Shinwha Intertek Corp.	131,773	248,278
	Shinwon Corp.	365,301	373,056
#	Shinyoung Securities Co. Ltd.	26,629	1,165,409

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Showbox Corp.	134,716	$358,670
*	Signetics Corp.	317,153	353,637
	SIGONG TECH Co. Ltd.	54,078	195,432
	Silla Co. Ltd.	40,398	285,592
#	Simmtech Co. Ltd.	133,559	3,859,416
	Simmtech Holdings Co. Ltd.	137,136	334,513
	SIMPAC, Inc.	121,946	454,574
	Sindoh Co. Ltd.	29,934	774,934
	Sinil Pharm Co. Ltd.	23,414	134,435
	SJ Group Co. Ltd.	20,821	174,977
*	SK Biopharmaceuticals Co. Ltd.	16,105	1,028,402
*	SK Bioscience Co. Ltd.	4,017	231,317
#*	SK Chemicals Co. Ltd.	26,322	1,310,326
	SK D&D Co. Ltd.	57,390	927,924
	SK Discovery Co. Ltd.	86,696	2,438,816
	SK Gas Ltd.	18,088	1,729,572
	SK Hynix, Inc.	2,145,861	207,815,837
*	SK Innovation Co. Ltd.	240,945	40,868,871
#	SK Networks Co. Ltd.	1,222,145	5,745,094
*	SK oceanplant Co. Ltd.	69,895	1,248,272
	SK Rent A Car Co. Ltd.	53,770	450,521
	SK Securities Co. Ltd.	2,444,970	1,218,453
	SK Telecom Co. Ltd.	247,356	8,944,637
	SK Telecom Co. Ltd., Sponsored ADR	483	9,691
	SK, Inc.	141,442	16,953,803
#	SKC Co. Ltd.	33,708	2,624,059
#	SL Corp.	85,471	2,520,054
*	SM Culture & Contents Co. Ltd.	92,494	173,362
	SM Entertainment Co. Ltd.	20,494	2,103,045
*	SM Life Design Group Co. Ltd.	98,749	155,516
*††	S-MAC Co. Ltd.	1	1
	SMCore, Inc.	32,004	146,521
	SNT Dynamics Co. Ltd.	80,923	638,630
	SNT Holdings Co. Ltd.	47,462	589,225
	SNT Motiv Co. Ltd.	70,468	2,669,119
*	SNU Precision Co. Ltd.	114,466	302,915
	S-Oil Corp.	208,431	12,252,438
*	Solborn, Inc.	60,833	205,183
	Solid, Inc.	151,850	601,088
*	SOLUM Co. Ltd.	203,260	4,425,299
	Solus Advanced Materials Co. Ltd.	17,121	481,772
	Songwon Industrial Co. Ltd.	153,397	2,144,011
*	Sonid, Inc.	57,338	181,714
*	Sonokong Co. Ltd.	28,100	41,647
	Soosan Heavy Industries Co. Ltd.	122,775	245,770
#	Soulbrain Co. Ltd.	20,764	4,442,437
#	Soulbrain Holdings Co. Ltd.	34,719	737,365
	SPC Samlip Co. Ltd.	15,196	787,113
	SPG Co. Ltd.	24,716	620,059
	Spigen Korea Co. Ltd.	21,996	581,612
#	Ssangyong C&E Co. Ltd.	466,161	1,934,451
	ST Pharm Co. Ltd.	9,890	586,239
	STIC Investments, Inc.	179,114	893,056
*	Straffic Co. Ltd.	80,167	300,974
#*	Studio Dragon Corp.	45,656	1,810,540
*	STX Heavy Industries Co. Ltd.	63,992	450,465
	Sugentech, Inc.	27,489	168,960
	Suheung Co. Ltd.	39,864	848,108
*	SU-Holdings Co. Ltd.	96,694	81,725

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sun Kwang Co. Ltd.	16,553	$259,742
	Sung Kwang Bend Co. Ltd.	125,822	1,584,197
*	Sungchang Enterprise Holdings Ltd.	325,970	533,550
	Sungshin Cement Co. Ltd.	147,254	1,061,391
#	Sungwoo Hitech Co. Ltd.	467,801	4,599,179
	Sunjin Co. Ltd.	124,091	796,149
*	Sunny Electronics Corp.	119,120	209,841
*	Suprema, Inc.	17,447	296,804
	SurplusGLOBAL, Inc.	52,878	156,998
	SV Investment Corp.	139,899	219,789
*	Synergy Innovation Co. Ltd.	97,260	156,212
*	Synopex, Inc.	317,094	761,891
	Systems Technology, Inc.	67,715	1,517,215
	T&L Co. Ltd.	18,322	706,135
	Tae Kyung Industrial Co. Ltd.	89,623	503,199
#	Taekwang Industrial Co. Ltd.	2,224	1,041,397
	Taekyung BK Co. Ltd.	64,428	409,098
*††	Taewoong Co. Ltd.	65,836	891,793
	Taeyoung Engineering & Construction Co. Ltd.	184,589	524,962
#*	Taihan Electric Wire Co. Ltd.	73,568	751,415
*	Taihan Fiberoptics Co. Ltd.	123,312	207,009
	Tailim Packaging Co. Ltd.	131,077	256,820
	TCC Steel	58,766	2,968,201
	TechWing, Inc.	180,059	1,215,405
*	Tego Science, Inc.	10,158	74,572
*	Telcon RF Pharmaceutical, Inc.	15,780	11,303
	Telechips, Inc.	35,983	599,326
#	TES Co. Ltd.	83,925	1,495,628
*	Theragen Etex Co. Ltd.	132,766	436,333
*	Thinkware Systems Corp.	24,825	243,623
*	TK Chemical Corp.	158,667	287,068
	TK Corp.	99,522	1,648,480
	TKG Huchems Co. Ltd.	126,956	2,213,205
	TLB Co. Ltd.	19,149	381,183
#	Tokai Carbon Korea Co. Ltd.	32,461	2,525,519
*	Tongyang Life Insurance Co. Ltd.	358,457	993,552
	Tongyang, Inc.	994,398	747,836
*	Top Engineering Co. Ltd.	77,846	374,778
	Toptec Co. Ltd.	92,581	533,229
	Tovis Co. Ltd.	83,367	862,802
	Tplex Co. Ltd.	66,834	189,093
	TS Corp.	300,710	713,303
*	TS Nexgen Co. Ltd.	105,618	47,477
#	TSE Co. Ltd.	20,724	858,753
*	Tuksu Construction Co. Ltd.	28,284	171,500
	TY Holdings Co. Ltd.	182,419	1,000,577
	TYM Corp.	223,414	1,152,217
	UBCare Co. Ltd.	49,105	189,802
	Ubiquoss Holdings, Inc.	26,965	285,069
	Ubiquoss, Inc.	39,202	404,003
*	Ubivelox, Inc.	24,822	277,734
	Uju Electronics Co. Ltd.	50,213	590,598
	Uni-Chem Co. Ltd.	134,852	167,802
	Unick Corp.	67,212	284,714
*	Unid Btplus Co. Ltd.	44,297	323,051
	Unid Co. Ltd.	29,315	1,384,860
	Union Materials Corp.	59,762	181,306
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	1,100,805
	Uniquest Corp.	79,954	1,055,003

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Unison Co. Ltd.	166,870	$224,031
#*	UniTest, Inc.	48,332	528,344
	Unitrontech Co. Ltd.	8,751	28,830
*	UTI, Inc.	18,154	292,313
	V One Tech Co. Ltd.	14,973	144,136
	Value Added Technology Co. Ltd.	47,834	1,337,346
*	Very Good Tour Co. Ltd.	20,073	141,321
	Viatron Technologies, Inc.	63,026	488,647
*	VICTEK Co. Ltd.	75,937	249,137
#*††	Vidente Co. Ltd.	125,954	246,048
	Vieworks Co. Ltd.	34,998	886,158
*	Vina Tech Co. Ltd.	6,849	342,323
	Visang Education, Inc.	43,584	156,271
	Vitzro Tech Co. Ltd.	44,012	244,831
	Vitzrocell Co. Ltd.	65,238	1,024,486
*	Vivozon Pharmaceutical Co.Ltd	231,532	118,155
*	VT Co. Ltd.	96,786	653,292
*	Webcash Corp.	35,320	344,082
	Webzen, Inc.	77,687	895,044
*	Welcron Co. Ltd.	53,777	118,648
#*	Wellbiotec Co. Ltd.	127,014	460,258
	Wemade Co. Ltd.	4,635	133,091
*	Wemade Play Co. Ltd.	16,434	111,716
	Whanin Pharmaceutical Co. Ltd.	61,898	662,732
	Wiable Corp.	19,482	31,917
*	WillBes & Co.	466,241	184,041
#	Winix, Inc.	49,338	383,309
*	Winpac, Inc.	78,975	110,463
	Wins Co. Ltd.	39,808	388,418
	WiSoL Co. Ltd.	166,295	856,190
	Withtech, Inc.	4,571	54,945
*	WIZIT Co. Ltd.	405,879	233,548
*	Won Tech Co. Ltd.	16	137
*	WONIK CUBE Corp.	109,185	148,203
*	Wonik Holdings Co. Ltd.	282,483	771,289
#	WONIK IPS Co. Ltd.	138,131	4,092,592
#	Wonik Materials Co. Ltd.	50,528	1,140,668
#	Wonik QnC Corp.	85,174	1,980,418
	Woojin, Inc.	54,917	415,273
*	Woongjin Co. Ltd.	235,857	226,769
	Woongjin Thinkbig Co. Ltd.	391,063	730,275
*	Wooree Bio Co. Ltd.	301,258	494,107
	Woori Financial Group, Inc.	2,128,259	19,450,520
	Woori Investment Bank Co. Ltd.	2,749,497	1,567,183
#*	Woori Technology Investment Co. Ltd.	56,732	157,421
*	Woori Technology, Inc.	183,605	195,026
	Woorison F&G Co. Ltd.	200,437	278,926
	Woory Industrial Co. Ltd.	25,180	427,114
*	Woosu AMS Co. Ltd.	82,772	189,701
	Worldex Industry & Trading Co. Ltd., Class C	57,285	1,173,418
	Y G-1 Co. Ltd.	130,312	598,162
*	Y2 Solution Co. Ltd.	19,090	14,193
*	YAS Co. Ltd.	4,638	37,035
	Y-entec Co. Ltd.	74,293	610,066
*	Yest Co. Ltd.	27,377	418,208
#	YG Entertainment, Inc.	30,750	1,837,434
*	YG PLUS	65,759	276,358
*	YIK Corp.	169,474	582,841
	YMC Co. Ltd.	70,277	388,892

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YMT Co. Ltd.	19,985	$186,760
*	Yonwoo Co. Ltd.	22,062	246,487
	Yoosung Enterprise Co. Ltd.	110,418	253,415
#	Youlchon Chemical Co. Ltd.	24,264	686,886
	Young Poong Corp.	2,394	1,078,779
	Young Poong Paper Manufacturing Co. Ltd.	28,505	947,780
#	Young Poong Precision Corp.	60,056	719,067
	Youngone Corp.	143,714	6,511,884
	Youngone Holdings Co. Ltd.	47,717	2,885,248
*	YoungWoo DSP Co. Ltd.	126,929	106,509
	YTN Co. Ltd.	12,525	74,694
	Yuanta Securities Korea Co. Ltd.	728,219	1,498,450
	Yuhan Corp.	50,259	2,875,615
	YuHwa Securities Co. Ltd.	32,205	60,141
*	Yungjin Pharmaceutical Co. Ltd.	237,241	461,022
	Yuyu Pharma, Inc.	37,509	142,893
	Zeus Co. Ltd.	45,457	1,991,702
#	Zinus, Inc.	57,384	1,125,173
TOTAL SOUTH KOREA			3,245,254,360
TAIWAN — (17.0%)
	104 Corp.	2,000	12,920
	91APP, Inc.	80,000	282,843
	Aaeon Technology, Inc.	5,000	33,671
#	ABC Taiwan Electronics Corp.	467,613	411,354
	Abico Avy Co. Ltd.	823,396	641,324
#	Ability Enterprise Co. Ltd.	1,769,974	1,110,553
#*	Ability Opto-Electronics Technology Co. Ltd.	316,471	1,474,428
#	Abnova Corp.	126,000	135,108
#	AcBel Polytech, Inc.	3,436,033	6,087,461
	Accton Technology Corp.	1,395,369	17,024,001
#	Acer, Inc.	11,763,595	13,136,866
#	ACES Electronic Co. Ltd.	910,044	871,371
*	Acon Holding, Inc.	1,568,955	530,080
	Acter Group Corp. Ltd.	691,122	3,337,309
#	Action Electronics Co. Ltd.	1,240,000	710,903
	Actron Technology Corp.	49,000	285,810
#	ADATA Technology Co. Ltd.	1,299,465	3,393,382
#	Addcn Technology Co. Ltd.	134,706	879,513
	Adlink Technology, Inc.	68,000	156,288
#	Advanced Ceramic X Corp.	251,000	1,628,433
#	Advanced Energy Solution Holding Co. Ltd.	43,000	949,850
#	Advanced International Multitech Co. Ltd.	1,111,000	2,779,590
#	Advanced Optoelectronic Technology, Inc.	728,000	423,418
#	Advanced Power Electronics Corp.	461,000	1,387,575
*	Advanced Wireless Semiconductor Co.	19,000	55,958
#	Advancetek Enterprise Co. Ltd.	1,569,662	1,799,568
	Advantech Co. Ltd.	661,940	8,266,132
#	AEON Motor Co. Ltd.	345,000	405,893
	Aerospace Industrial Development Corp.	2,910,000	5,146,010
#	AGV Products Corp.	3,163,603	1,401,797
*	Airmate Cayman International Co. Ltd.	20,467	11,945
#	Airtac International Group	199,335	5,928,787
#	Alchip Technologies Ltd.	157,000	9,993,187
#	Alcor Micro Corp.	189,000	208,562
#	Alexander Marine Co. Ltd.	102,000	1,852,041
#*	ALI Corp.	1,353,256	818,621
#	All Ring Tech Co. Ltd.	27,000	122,215
#	Allied Circuit Co. Ltd.	183,000	905,532

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Allied Supreme Corp.	191,000	$1,963,668
#	Allis Electric Co. Ltd.	978,806	1,939,755
#	Alltek Technology Corp.	1,261,506	1,603,318
#	Alltop Technology Co. Ltd.	277,531	1,410,892
#	Alpha Networks, Inc.	1,544,873	2,163,550
#	Altek Corp.	1,834,159	2,085,861
#	Amazing Microelectronic Corp.	550,849	2,109,958
*	Ambassador Hotel	1,790,000	2,934,713
#	AMICCOM Electronics Corp.	117,000	100,590
	AMPACS Corp.	26,000	46,445
#	Ampire Co. Ltd.	661,000	845,874
	Ample Electronic Technology Co. Ltd.	25,000	56,345
#	AMPOC Far-East Co. Ltd.	609,567	1,247,122
	AmTRAN Technology Co. Ltd.	5,630,772	2,465,628
#	Anderson Industrial Corp.	296,247	134,092
#	Anji Technology Co. Ltd.	200,935	292,238
#	Anpec Electronics Corp.	450,702	2,098,391
#	Apac Opto Electronics, Inc.	155,000	289,878
#	Apacer Technology, Inc.	712,005	1,247,163
	APCB, Inc.	1,086,000	607,377
#	Apex Biotechnology Corp.	589,625	493,622
	Apex International Co. Ltd.	967,916	1,913,320
	Apex Science & Engineering	681,870	280,190
#	Apogee Optocom Co. Ltd.	49,000	108,371
#	Arcadyan Technology Corp.	1,088,759	5,033,396
#	Ardentec Corp.	4,211,993	8,283,991
#	Argosy Research, Inc.	414,391	1,797,236
#	ASE Technology Holding Co. Ltd., ADR	85,881	689,624
	ASE Technology Holding Co. Ltd.	12,948,387	47,392,128
	Asia Cement Corp.	8,179,655	10,493,970
	Asia Electronic Material Co. Ltd.	573,000	317,669
	Asia Optical Co., Inc.	1,350,000	2,755,283
*	Asia Pacific Telecom Co. Ltd.	11,990,415	2,463,841
*	Asia Plastic Recycling Holding Ltd.	1,370,533	349,264
#	Asia Polymer Corp.	3,267,858	2,697,948
#	Asia Tech Image, Inc.	408,000	874,538
	Asia Vital Components Co. Ltd.	1,865,183	19,167,724
#	ASIX Electronics Corp.	215,000	792,390
#	ASMedia Technology, Inc.	25,048	785,930
#	ASolid Technology Co. Ltd.	58,000	174,567
#	ASPEED Technology, Inc.	116,098	8,590,446
#	ASROCK, Inc.	389,000	3,144,866
	Asustek Computer, Inc.	1,840,861	21,380,302
	Aten International Co. Ltd.	583,715	1,580,663
#	Audix Corp.	582,375	1,059,290
	AUO Corp.	25,406,198	16,760,018
#	AURAS Technology Co. Ltd.	452,303	4,161,170
#	Aurona Industries, Inc.	463,000	285,021
	Aurora Corp.	341,258	827,798
#	Avalue Technology, Inc.	324,000	1,071,987
#	Aver Information, Inc.	117,000	138,851
	Avermedia Technologies	83,000	55,131
	Awea Mechantronic Co. Ltd.	161,062	160,407
#	Axiomtek Co. Ltd.	359,000	1,265,322
*	Azurewave Technologies, Inc.	523,000	557,407
#	Bafang Yunji International Co. Ltd., Class C	272,000	1,431,469
	Bank of Kaohsiung Co. Ltd.	3,970,298	1,605,958
	Baolong International Co. Ltd.	140,000	73,113
#	Basso Industry Corp.	886,284	1,166,891

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	BenQ Materials Corp.	1,316,000	$1,755,447
	BES Engineering Corp.	9,349,050	2,990,874
	Bin Chuan Enterprise Co. Ltd.	783,257	617,236
	Bionet Corp.	19,000	40,263
	Bionime Corp.	157,000	372,403
#	Biostar Microtech International Corp.	797,712	638,944
#	Bioteque Corp.	406,680	1,463,820
#	Bizlink Holding, Inc.	340,782	3,285,557
#	Bon Fame Co. Ltd.	142,000	415,448
	Bora Pharmaceuticals Co. Ltd.	60,000	1,723,985
#	Brave C&H Supply Co. Ltd.	128,000	620,201
	Bright Led Electronics Corp.	567,180	325,099
	Brightek Optoelectronic Co. Ltd.	118,000	118,972
#	Brighten Optix Corp.	35,000	224,755
#	Brighton-Best International Taiwan, Inc.	2,902,749	3,067,447
	Brillian Network & Automation Integrated System Co. Ltd.	11,000	55,939
#	Browave Corp.	250,000	783,088
#	C Sun Manufacturing Ltd.	872,258	1,362,954
*	Cameo Communications, Inc.	1,466,435	555,987
#	Capital Futures Corp.	607,808	841,599
	Capital Securities Corp.	10,875,614	5,528,586
#*	Career Technology MFG. Co. Ltd.	3,350,001	2,626,157
#	Carnival Industrial Corp.	671,530	282,508
#	Castles Technology Co. Ltd.	437,135	1,835,021
#	Caswell, Inc.	165,000	468,139
#	Catcher Technology Co. Ltd.	2,284,872	12,634,710
	Cathay Chemical Works	32,000	35,268
	Cathay Financial Holding Co. Ltd.	18,177,826	26,495,530
	Cathay Real Estate Development Co. Ltd.	4,399,600	2,204,865
#	Cayman Engley Industrial Co. Ltd.	303,801	671,483
#	CCP Contact Probes Co. Ltd.	163,671	256,035
#	Celxpert Energy Corp.	558,000	550,154
#	Center Laboratories, Inc.	2,686,120	5,094,432
#*	Central Reinsurance Co. Ltd.	1,385,575	1,059,264
	Chailease Holding Co. Ltd.	3,792,820	25,113,745
#	Chain Chon Industrial Co. Ltd.	1,418,483	650,063
*	ChainQui Construction Development Co. Ltd.	753,946	363,909
	Chaintech Technology Corp.	41,000	71,598
#	Champion Building Materials Co. Ltd.	1,772,451	572,748
	Chang Hwa Commercial Bank Ltd.	15,478,013	9,292,814
	Chang Wah Electromaterials, Inc.	2,458,190	2,407,785
#	Chang Wah Technology Co. Ltd.	1,831,450	2,162,863
#	Channel Well Technology Co. Ltd.	1,287,000	3,224,921
#	Chant Sincere Co. Ltd.	27,000	52,773
#	Charoen Pokphand Enterprise	1,308,582	3,896,949
	CHC Healthcare Group	723,000	1,422,667
	CHC Resources Corp.	487,048	804,039
#	Chen Full International Co. Ltd.	574,000	709,156
#	Chenbro Micom Co. Ltd.	453,000	2,937,623
*	Cheng Fwa Industrial Co. Ltd.	58,000	28,029
#	Cheng Loong Corp.	6,743,160	7,417,400
#	Cheng Mei Materials Technology Corp.	3,635,574	1,441,603
	Cheng Shin Rubber Industry Co. Ltd.	8,133,508	9,969,494
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	3,756,562
#*	Chenming Electronic Technology Corp.	580,708	853,982
	Chi Hua Fitness Co. Ltd.	40,000	94,864
#	Chia Chang Co. Ltd.	855,000	1,063,219
#	Chia Hsin Cement Corp.	3,119,921	2,073,793
#	Chian Hsing Forging Industrial Co. Ltd.	288,200	310,524

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chicony Electronics Co. Ltd.	3,068,689	$10,222,613
	Chicony Power Technology Co. Ltd.	1,140,696	3,779,540
	Chief Telecom, Inc.	59,000	741,505
#	Chieftek Precision Co. Ltd.	400,212	870,671
	Chien Kuo Construction Co. Ltd.	1,153,364	530,841
#	Chien Shing Harbour Service Co. Ltd.	147,000	198,850
#	Chime Ball Technology Co. Ltd.	162,282	213,295
	China Airlines Ltd.	17,409,057	13,844,050
	China Bills Finance Corp.	3,836,000	1,800,826
#	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,278,404
	China Container Terminal Corp.	373,000	246,763
*	China Development Financial Holding Corp.	43,273,092	17,301,694
#	China Ecotek Corp.	132,000	244,056
#	China Electric Manufacturing Corp.	1,740,658	1,001,566
	China Fineblanking Technology Co. Ltd.	303,575	310,265
#	China General Plastics Corp.	3,145,607	2,435,200
#	China Glaze Co. Ltd.	751,022	377,713
*	China Man-Made Fiber Corp.	8,478,227	2,174,144
	China Metal Products	2,232,405	2,755,008
	China Motor Corp.	1,757,286	4,949,471
#*	China Petrochemical Development Corp.	25,757,099	7,706,100
	China Steel Chemical Corp.	972,998	3,363,949
	China Steel Corp.	34,870,440	31,023,194
#	China Steel Structure Co. Ltd.	530,000	942,225
#	China Wire & Cable Co. Ltd.	671,680	766,862
#	Chinese Maritime Transport Ltd.	573,964	753,667
#	Ching Feng Home Fashions Co. Ltd.	759,659	464,449
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,825,439
	Chipbond Technology Corp.	5,174,000	11,438,009
#	ChipMOS Technologies, Inc.	4,117,155	4,692,363
	ChipMOS Technologies, Inc., ADR	62,027	1,422,909
#	Chlitina Holding Ltd.	346,000	2,088,213
	Chong Hong Construction Co. Ltd.	1,076,739	2,724,178
	Chroma ATE, Inc.	879,705	7,748,926
#	Chun YU Works & Co. Ltd.	1,438,500	1,167,943
*	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,736,155
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,839,500	6,861,126
#	Chung Hung Steel Corp.	6,743,926	5,189,608
	Chung Hwa Food Industrial Co. Ltd.	77,115	256,427
#	Chung Hwa Pulp Corp.	2,739,308	2,803,808
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	785,419
#	Chunghwa Precision Test Tech Co. Ltd.	151,000	2,481,099
	Chunghwa Telecom Co. Ltd., Sponsored ADR	84,051	3,084,671
	Chunghwa Telecom Co. Ltd.	5,266,000	19,426,043
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	678,413
	Cleanaway Co. Ltd.	515,000	3,158,854
#	Clevo Co.	3,085,482	3,257,356
	CMC Magnetics Corp.	7,080,967	2,979,886
#	CoAsia Electronics Corp.	523,224	199,917
#	Collins Co. Ltd.	789,060	460,533
	Compal Electronics, Inc.	16,377,560	15,899,786
	Compeq Manufacturing Co. Ltd.	7,481,000	10,859,994
#	Compucase Enterprise	466,000	988,974
	Concord International Securities Co. Ltd.	64,000	59,146
#*	Concord Securities Co. Ltd.	3,514,671	1,769,029
#	Continental Holdings Corp.	2,637,250	2,250,580
	Contrel Technology Co. Ltd.	1,064,000	601,605
#	Coremax Corp.	367,835	987,680
	Coretronic Corp.	2,590,600	5,827,455

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Co-Tech Development Corp.	1,645,800	$3,382,058
#	Cowealth Medical Holding Co. Ltd.	197,369	164,126
	Coxon Precise Industrial Co. Ltd.	178,000	97,483
	Creative Sensor, Inc.	14,000	14,718
	Crowell Development Corp.	144,000	122,839
#*	CSBC Corp. Taiwan	3,572,712	2,655,424
	CTBC Financial Holding Co. Ltd.	53,374,931	44,651,749
#	CTCI Corp.	3,550,896	4,560,439
*	C-Tech United Corp.	1	0
#	CviLux Corp.	659,378	845,761
	CX Technology Co. Ltd.	250,875	219,238
#	Cyberlink Corp.	153,504	506,294
#	CyberPower Systems, Inc.	329,000	2,494,010
#	CyberTAN Technology, Inc.	2,354,873	1,578,026
#	Cypress Technology Co. Ltd.	293,589	417,336
#	Cystech Electronics Corp.	79,801	179,059
	DA CIN Construction Co. Ltd.	2,002,809	2,042,068
#	Dadi Early-Childhood Education Group Ltd.	131,502	416,585
	Dafeng TV Ltd.	396,061	634,377
#	Da-Li Development Co. Ltd.	2,174,257	2,197,851
	Darfon Electronics Corp.	1,707,700	2,389,833
*	Darwin Precisions Corp.	2,803,304	1,490,435
#	Daxin Materials Corp.	378,500	1,601,438
#	De Licacy Industrial Co. Ltd.	1,675,469	818,979
#	Delpha Construction Co. Ltd.	397,000	309,484
	Delta Electronics, Inc.	1,851,028	21,608,354
	Depo Auto Parts Ind Co. Ltd.	874,634	3,081,659
	DFI, Inc.	16,000	40,504
	Dimerco Data System Corp.	187,686	603,431
#	Dimerco Express Corp.	1,220,158	2,883,517
	D-Link Corp.	3,366,537	2,166,409
	Donpon Precision, Inc.	44,000	36,814
#	Dr Wu Skincare Co. Ltd.	153,000	659,354
#	Draytek Corp.	252,000	236,591
#	Drewloong Precision, Inc.	22,000	138,020
#	Dyaco International, Inc.	321,564	370,210
	DYNACOLOR, Inc.	221,000	274,613
#	Dynamic Holding Co. Ltd.	2,036,693	2,046,776
	Dynamic Medical Technologies, Inc.	6,000	23,694
	Dynapack International Technology Corp.	930,000	2,380,046
#	E & R Engineering Corp.	310,000	675,826
#	E Ink Holdings, Inc.	1,114,000	7,989,407
	E.Sun Financial Holding Co. Ltd.	26,498,161	21,824,835
	Eastern Media International Corp.	2,544,690	1,386,988
	Eclat Textile Co. Ltd.	539,518	9,333,412
#	ECOVE Environment Corp.	180,000	1,821,967
#*	Edimax Technology Co. Ltd.	1,152,423	612,040
#	Edison Opto Corp.	760,345	662,671
#	Edom Technology Co. Ltd.	1,415,141	1,152,583
#	eGalax_eMPIA Technology, Inc.	395,267	771,273
#	Egis Technology, Inc.	429,000	1,407,894
#	Elan Microelectronics Corp.	1,610,026	5,981,944
#*	E-Lead Electronic Co. Ltd.	266,746	592,091
	E-LIFE MALL Corp.	488,000	1,315,134
#	Elite Advanced Laser Corp.	983,320	1,495,868
#	Elite Material Co. Ltd.	1,044,839	13,826,721
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	3,139,830
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	2,090,881
	eMemory Technology, Inc.	218,000	12,918,322

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Emerging Display Technologies Corp.	807,000	$967,293
#	Ennoconn Corp.	503,298	4,860,215
	Ennostar, Inc.	4,740,431	7,473,949
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,076,693
#	Epileds Technologies, Inc.	484,000	248,184
#	Episil Technologies, Inc.	662,000	1,674,324
#	Episil-Precision, Inc.	533,015	1,118,260
#	Eris Technology Corp.	117,000	984,706
#	Eson Precision Ind Co. Ltd.	700,000	1,593,332
#	Eternal Materials Co. Ltd.	6,325,099	6,255,890
#	Etron Technology, Inc.	1,077,452	1,467,276
#	Eurocharm Holdings Co. Ltd.	187,000	1,069,390
	Eva Airways Corp.	12,311,695	14,436,009
	Ever Supreme Bio Technology Co. Ltd.	40,686	248,796
*	Everest Textile Co. Ltd.	3,618,829	1,024,382
#	Evergreen Aviation Technologies Corp.	182,000	626,810
	Evergreen International Storage & Transport Corp.	3,514,000	3,177,300
	Evergreen Marine Corp. Taiwan Ltd.	5,359,568	17,773,518
	Evergreen Steel Corp.	784,000	1,512,003
#	Everlight Chemical Industrial Corp.	2,952,756	1,989,503
	Everlight Electronics Co. Ltd.	3,453,570	5,712,328
#	Everspring Industry Co. Ltd.	527,300	215,076
	Excel Cell Electronic Co. Ltd.	119,000	96,265
	Excellence Opto, Inc.	141,000	137,897
#	Excelliance Mos Corp.	168,000	653,808
#	Excelsior Medical Co. Ltd.	933,692	2,717,485
#	EZconn Corp.	340,600	805,310
	Far Eastern Department Stores Ltd.	8,441,000	5,873,208
	Far Eastern International Bank	22,138,843	8,361,232
#	Far Eastern New Century Corp.	10,618,705	10,042,934
	Far EasTone Telecommunications Co. Ltd.	4,749,000	10,722,596
#	Faraday Technology Corp.	748,000	7,791,256
	Farcent Enterprise Co. Ltd.	36,000	69,440
#	Farglory F T Z Investment Holding Co. Ltd.	797,923	1,595,273
	Farglory Land Development Co. Ltd.	2,074,105	3,791,305
*	Federal Corp.	2,415,938	1,361,912
#	Feedback Technology Corp.	191,200	540,547
	Feng Hsin Steel Co. Ltd.	2,993,131	6,578,787
#	Feng TAY Enterprise Co. Ltd.	1,234,785	8,351,591
#	FineTek Co. Ltd.	85,470	273,447
#	First Financial Holding Co. Ltd.	21,072,511	19,493,891
#	First Hi-Tec Enterprise Co. Ltd.	465,736	1,610,034
#	First Hotel	1,250,293	632,763
	First Insurance Co. Ltd.	1,874,640	972,560
#*	First Steamship Co. Ltd.	4,906,961	1,352,720
#	FIT Holding Co. Ltd.	1,132,436	1,205,212
	Fitipower Integrated Technology, Inc.	638,000	2,871,531
#	Fittech Co. Ltd.	461,000	1,023,341
#	FLEXium Interconnect, Inc.	2,614,724	7,748,851
#	Flytech Technology Co. Ltd.	706,070	1,514,066
	FocalTech Systems Co. Ltd.	281,000	641,111
#	FOCI Fiber Optic Communications, Inc.	390,000	868,661
	Force Mos Technology Ltd.	40,800	51,715
#	Forcecon Tech Co. Ltd.	270,000	1,278,658
#	Forest Water Environment Engineering Co. Ltd.	245,326	233,554
	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,782,785
	Formosa Chemicals & Fibre Corp.	6,363,198	13,246,532
#	Formosa International Hotels Corp.	298,975	2,362,649
#	Formosa Laboratories, Inc.	723,467	2,340,965

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Oilseed Processing Co. Ltd.	304,891	$547,465
#	Formosa Optical Technology Co. Ltd.	215,000	606,914
	Formosa Petrochemical Corp.	991,000	2,529,244
	Formosa Plastics Corp.	3,395,770	8,990,949
#	Formosa Sumco Technology Corp.	264,000	1,344,425
#	Formosa Taffeta Co. Ltd.	5,138,460	4,213,014
#	Formosan Rubber Group, Inc.	1,670,143	1,133,177
#	Formosan Union Chemical	2,663,936	2,151,730
#	Fortune Electric Co. Ltd.	571,304	4,358,180
#	Founding Construction & Development Co. Ltd.	1,356,882	792,617
	Foxconn Technology Co. Ltd.	3,063,241	5,441,630
	Foxsemicon Integrated Technology, Inc.	537,402	3,162,454
#	Franbo Lines Corp.	1,450,820	760,287
#	Froch Enterprise Co. Ltd.	1,735,384	1,133,646
	FSP Technology, Inc.	887,619	1,402,310
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	270,300	139,568
#	Fu Hua Innovation Co. Ltd.	1,290,703	2,344,539
	Fubon Financial Holding Co. Ltd.	16,652,034	34,756,374
#	Fulgent Sun International Holding Co. Ltd.	1,092,730	4,355,912
	Fullerton Technology Co. Ltd.	652,670	391,696
#	Fulltech Fiber Glass Corp.	3,016,051	1,480,034
	Fusheng Precision Co. Ltd.	539,000	3,432,188
#	Fwusow Industry Co. Ltd.	1,154,932	741,658
#	G Shank Enterprise Co. Ltd.	1,120,510	1,780,355
#	Galaxy Software Services Corp.	18,000	89,643
	Gallant Precision Machining Co. Ltd.	146,000	162,962
#	Gamania Digital Entertainment Co. Ltd.	906,000	2,038,213
*	GCS Holdings, Inc.	401,000	434,958
#	GEM Services, Inc.	453,970	1,034,433
#	Gemtek Technology Corp.	2,571,574	2,633,423
#	General Interface Solution Holding Ltd.	2,053,000	4,421,557
#	General Plastic Industrial Co. Ltd.	631,478	671,634
#	Generalplus Technology, Inc.	419,000	663,607
#	GeneReach Biotechnology Corp.	254,182	323,824
#	Genius Electronic Optical Co. Ltd.	638,576	7,994,219
	Genmont Biotech, Inc.	78,314	61,272
#	Genovate Biotechnology Co. Ltd.	163,700	143,662
	GeoVision, Inc.	467,840	772,703
	Getac Holdings Corp.	3,106,281	6,713,019
#	GFC Ltd.	192,400	491,660
#	Giant Manufacturing Co. Ltd.	1,114,355	8,266,308
#*	Giantplus Technology Co. Ltd.	1,938,000	1,003,932
#	Gigabyte Technology Co. Ltd.	1,535,750	15,394,358
#*	Gigasolar Materials Corp.	218,678	606,561
*	Gigastorage Corp.	139,576	74,818
#	Global Brands Manufacture Ltd.	2,469,175	4,039,016
	Global Lighting Technologies, Inc.	545,000	889,458
	Global Mixed Mode Technology, Inc.	584,000	3,793,879
#	Global PMX Co. Ltd.	420,000	1,862,245
	Global Unichip Corp.	269,000	14,069,923
#	Globaltek Fabrication Co. Ltd.	78,000	144,580
#	Globalwafers Co. Ltd.	863,779	14,155,829
#*	Globe Union Industrial Corp.	1,766,136	759,015
#	Gloria Material Technology Corp.	2,621,885	4,466,809
*	Glotech Industrial Corp.	124,000	55,873
#*	GlycoNex, Inc.	111,828	107,996
#	GMI Technology, Inc.	1,055,563	768,339
	Gold Circuit Electronics Ltd.	1,368,372	7,416,987
	Goldsun Building Materials Co. Ltd., Class C	6,364,965	5,342,064

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Good Will Instrument Co. Ltd.	333,342	$366,043
#	Gordon Auto Body Parts	527,000	370,847
#	Gourmet Master Co. Ltd.	797,102	3,137,385
	Grand Fortune Securities Co. Ltd.	1,573,214	676,197
*	Grand Ocean Retail Group Ltd.	691,000	318,390
	Grand Pacific Petrochemical	6,287,000	3,684,945
#	Grand Process Technology Corp.	165,000	3,488,391
#	GrandTech CG Systems, Inc.	331,890	723,230
	Grape King Bio Ltd.	833,000	4,828,468
	Great China Metal Industry	1,132,000	893,809
	Great Taipei Gas Co. Ltd.	1,511,000	1,580,570
#	Great Tree Pharmacy Co. Ltd.	295,628	3,936,717
*	Great Wall Enterprise Co. Ltd.	4,020,478	7,663,727
	Greatek Electronics, Inc.	2,414,000	4,687,254
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	350,215
#	Group Up Industrial Co. Ltd.	233,000	1,013,672
	GTM Holdings Corp.	1,004,550	900,874
#	Gudeng Precision Industrial Co. Ltd.	128,000	1,479,309
	Hai Kwang Enterprise Corp.	108,000	68,014
#	Hannstar Board Corp.	3,047,831	4,827,496
*	HannStar Display Corp.	13,924,323	6,169,174
#	HannsTouch Holdings Co.	3,855,862	1,333,043
	Hanpin Electron Co. Ltd.	361,000	397,632
#	Harmony Electronics Corp.	220,000	209,177
	Harvatek Corp.	1,062,839	778,536
	Heran Co. Ltd.	93,000	337,779
	Hey Song Corp.	1,993,500	2,538,882
	Hi-Clearance, Inc.	146,045	660,062
#	Highlight Tech Corp.	556,842	917,059
*	High-Tek Harness Enterprise Co. Ltd.	141,000	75,916
	Highwealth Construction Corp.	3,491,081	4,703,672
	Hi-Lai Foods Co. Ltd.	6,000	32,207
#	HIM International Music, Inc.	127,200	417,722
	Hiroca Holdings Ltd.	469,221	575,496
#	Hitron Technology, Inc.	826,997	1,207,132
	Hiwin Mikrosystem Corp.	11,000	24,633
	Hiwin Technologies Corp.	1,151,866	7,753,587
	Hiyes International Co. Ltd.	71,000	149,027
	Ho Tung Chemical Corp.	6,567,828	1,779,939
#	Hocheng Corp.	1,444,266	981,665
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	65,460
#	Holiday Entertainment Co. Ltd.	421,390	1,186,164
#	Holtek Semiconductor, Inc.	1,302,000	2,876,549
	Holy Stone Enterprise Co. Ltd.	1,022,358	3,175,155
	Hon Hai Precision Industry Co. Ltd.	21,911,403	75,820,696
*	Hong Pu Real Estate Development Co. Ltd.	1,489,554	1,251,631
#	Hong TAI Electric Industrial	1,385,000	1,162,726
	Hong YI Fiber Industry Co.	1,007,680	535,547
#*	Horizon Securities Co. Ltd.	2,505,560	1,060,954
	Hota Industrial Manufacturing Co. Ltd.	160,816	342,485
	Hotai Finance Co. Ltd.	831,600	3,759,631
#	Hotai Motor Co. Ltd.	509,000	12,289,916
#*	Hotron Precision Electronic Industrial Co. Ltd.	183,849	248,429
#	Hsin Kuang Steel Co. Ltd.	1,825,000	2,831,664
	Hsin Yung Chien Co. Ltd.	259,510	848,227
	Hsing TA Cement Co.	806,222	439,079
#*	HTC Corp.	3,264,619	5,814,517
	Hu Lane Associate, Inc.	412,555	2,082,093

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	$1,443,529
#	Hua Nan Financial Holdings Co. Ltd., Class C	18,651,619	13,213,081
	Hua Yu Lien Development Co. Ltd.	77,000	155,531
	Huaku Development Co. Ltd.	1,845,400	5,320,281
#	Huang Hsiang Construction Corp.	233,735	297,451
#	Huikwang Corp.	57,000	64,245
	Hung Ching Development & Construction Co. Ltd.	880,000	669,628
#	Hung Sheng Construction Ltd.	2,955,603	1,915,079
	Huxen Corp.	269,072	435,224
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	574,990
#	Hwacom Systems, Inc.	253,000	153,420
#	Hycon Technology Corp.	105,169	160,646
#	Ibase Technology, Inc.	551,345	1,701,223
*	IBF Financial Holdings Co. Ltd.	18,542,238	7,087,728
#	IC Plus Corp.	85,000	122,268
#	Ichia Technologies, Inc.	1,532,255	1,727,942
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,643,735
*	Ideal Bike Corp.	47,000	15,067
#	IEI Integration Corp.	795,173	2,086,016
#	Inergy Technology, Inc.	83,000	170,529
#	Infortrend Technology, Inc.	1,508,866	1,172,794
#	Info-Tek Corp.	487,000	795,667
#	Ingentec Corp.	68,134	430,428
#	Innodisk Corp.	530,340	5,320,535
	Innolux Corp.	37,116,701	19,709,901
#	Inpaq Technology Co. Ltd.	550,550	879,502
#	Insyde Software Corp.	151,000	834,544
#	Intai Technology Corp.	221,800	889,845
#	Integrated Service Technology, Inc.	666,669	2,391,789
#	IntelliEPI, Inc.	123,000	225,355
	Interactive Digital Technologies, Inc.	48,000	113,415
	International CSRC Investment Holdings Co.	4,790,083	3,171,286
#	International Games System Co. Ltd., Class C	577,000	11,266,311
#	Inventec Corp.	8,150,276	16,579,227
#	Iron Force Industrial Co. Ltd.	275,682	836,979
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	933,395
	I-Sunny Construction & Development Co. Ltd.	64,109	185,970
	ITE Technology, Inc.	1,039,646	5,125,816
	ITEQ Corp.	1,604,608	4,055,905
#	Jarllytec Co. Ltd.	359,828	786,991
#	Jean Co. Ltd.	308,568	178,559
	Jentech Precision Industrial Co. Ltd.	268,356	4,549,399
	Jess-Link Products Co. Ltd.	561,450	1,208,918
#	Jetway Information Co. Ltd.	181,000	268,599
	Jetwell Computer Co. Ltd.	15,000	37,350
#	Jia Wei Lifestyle, Inc.	173,000	318,231
#	Jih Lin Technology Co. Ltd.	265,000	676,222
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	569,734
#	Jinan Acetate Chemical Co. Ltd.	113,270	3,394,787
*	Jinli Group Holdings Ltd.	688,681	228,028
	JMC Electronics Co. Ltd.	61,000	70,049
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	400,558
#	Jourdeness Group Ltd.	264,000	652,841
	JPP Holding Co. Ltd.	21,000	88,977
#	K Laser Technology, Inc.	946,459	797,368
#	Kaimei Electronic Corp.	393,851	807,309
	Kaori Heat Treatment Co. Ltd.	340,321	3,700,053
	Kaulin Manufacturing Co. Ltd.	1,256,684	584,233
#	Kedge Construction Co. Ltd.	276,655	631,892

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Keding Enterprises Co. Ltd.	14,000	$54,814
	KEE TAI Properties Co. Ltd.	3,007,101	1,168,500
#	Kenda Rubber Industrial Co. Ltd.	3,887,017	3,632,753
	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	3,378,436
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,627,289
#*	Key Ware Electronics Co. Ltd.	374,131	143,003
	Keystone Microtech Corp.	150,000	1,128,330
	KHGEARS International Ltd.	6,504	15,031
	Kindom Development Co. Ltd.	3,035,000	2,955,017
	King Chou Marine Technology Co. Ltd.	495,800	628,250
#	King Slide Works Co. Ltd.	386,450	11,196,840
	King Yuan Electronics Co. Ltd.	7,994,032	16,063,533
	King's Town Bank Co. Ltd.	6,622,653	7,589,649
#*	King's Town Construction Co. Ltd.	659,690	653,051
#	Kinik Co.	759,000	3,359,737
#	Kinko Optical Co. Ltd.	649,120	582,196
#	Kinpo Electronics	8,325,892	4,596,165
#	Kinsus Interconnect Technology Corp.	2,015,476	6,655,429
	KMC Kuei Meng International, Inc.	459,951	2,264,507
#	KNH Enterprise Co. Ltd.	719,150	436,491
	Ko Ja Cayman Co. Ltd.	135,000	200,191
#	KS Terminals, Inc.	945,290	2,371,094
	Kung Long Batteries Industrial Co. Ltd.	420,000	1,925,012
#*	Kung Sing Engineering Corp.	3,354,135	768,586
#	Kuo Toong International Co. Ltd.	1,108,735	1,301,079
*	Kuo Yang Construction Co. Ltd.	1,253,517	770,618
	Kwong Fong Industries Corp.	381,733	130,616
	Kwong Lung Enterprise Co. Ltd.	637,000	1,129,048
	KYE Systems Corp.	1,412,107	517,369
#	L&K Engineering Co. Ltd.	1,098,000	2,770,751
#	La Kaffa International Co. Ltd.	149,947	672,525
	LAN FA Textile	1,512,412	456,763
#	Land Mark Optoelectronics Corp.	345,600	1,289,409
*	Lang, Inc.	26,000	27,566
#	Lanner Electronics, Inc.	794,705	2,940,951
#	Largan Precision Co. Ltd.	202,234	14,027,282
	Laser Tek Taiwan Co. Ltd.	419,086	448,984
#	Laster Tech Corp. Ltd.	305,540	512,452
#	LCY Technology Corp.	111,000	119,700
#	Leadtrend Technology Corp.	106,928	196,051
#	Lealea Enterprise Co. Ltd.	5,088,683	1,718,012
*	Leatec Fine Ceramics Co. Ltd.	23,000	14,988
	Ledlink Optics, Inc.	542,858	390,674
#	LEE CHI Enterprises Co. Ltd.	1,204,000	650,172
#	Lelon Electronics Corp.	639,122	1,232,491
#	Lemtech Holdings Co. Ltd.	177,032	480,324
	Leo Systems, Inc.	35,000	37,513
#*	Leofoo Development Co. Ltd.	790,010	496,721
#*	Li Cheng Enterprise Co. Ltd.	546,057	367,409
*	Li Peng Enterprise Co. Ltd.	3,590,060	896,784
#	Lian HWA Food Corp.	671,355	1,935,733
#	Lida Holdings Ltd.	400,000	403,787
#*	Lien Hwa Industrial Holdings Corp.	2,871,470	5,848,064
	Ligitek Electronics Co. Ltd.	19,000	11,084
#	Lingsen Precision Industries Ltd.	2,676,490	1,598,226
	Lite-On Technology Corp.	5,926,419	28,495,968
#	Liton Technology Corp.	336,000	407,113
*	Long Bon International Co. Ltd.	2,254,276	1,187,427
#	Long Da Construction & Development Corp.	652,000	456,810

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Longchen Paper & Packaging Co. Ltd.	5,934,003	$3,215,097
#	Longwell Co.	774,000	1,518,769
#	Lotes Co. Ltd.	368,223	8,773,717
#	Lotus Pharmaceutical Co. Ltd.	389,000	3,554,568
	Lu Hai Holding Corp.	392,386	394,920
#	Lucky Cement Corp.	1,088,000	615,271
#	Lumax International Corp. Ltd.	554,513	1,426,289
*	Lung Yen Life Service Corp.	1,006,000	1,187,706
	Lungteh Shipbuilding Co. Ltd.	134,000	507,720
#	Luxe Green Energy Technology Co. Ltd.	33,202	42,313
#*	LuxNet Corp.	150,000	857,745
#	M3 Technology, Inc.	22,000	95,232
#	M31 Technology Corp.	48,400	1,364,344
	Macauto Industrial Co. Ltd.	383,000	978,585
#	Machvision, Inc.	284,890	2,012,011
#	Macroblock, Inc.	229,000	701,770
#	Macronix International Co. Ltd.	9,547,837	9,502,171
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	158,442
	Makalot Industrial Co. Ltd.	780,670	7,755,874
#	Marketech International Corp.	614,000	2,795,655
#*	Materials Analysis Technology, Inc.	431,181	3,743,972
	Mayer Steel Pipe Corp.	752,905	642,797
	Maywufa Co. Ltd.	178,462	123,350
#	Mechema Chemicals International Corp.	241,000	686,611
	Medeon Biodesign, Inc.	31,000	56,155
#	MediaTek, Inc.	4,152,823	91,382,498
*	Medigen Biotechnology Corp.	67,000	68,440
	Mega Financial Holding Co. Ltd.	17,011,775	21,814,361
	Meiloon Industrial Co.	503,911	332,122
	Mercuries & Associates Holding Ltd.	3,068,959	1,431,832
#*	Mercuries Life Insurance Co. Ltd.	16,948,124	2,832,989
	Merida Industry Co. Ltd.	595,588	4,114,799
	Merry Electronics Co. Ltd.	1,024,771	2,977,660
#	METAAGE Corp.	152,000	350,018
	Micro-Star International Co. Ltd.	2,891,465	17,934,435
	Mildef Crete, Inc.	328,000	666,932
#	MIN AIK Technology Co. Ltd.	875,249	565,990
#	Mirle Automation Corp.	1,130,512	1,404,205
#	Mitac Holdings Corp.	6,455,535	9,683,655
	Mitake Information Corp.	25,000	49,853
	MJ International Co. Ltd.	24,000	37,853
#	Mobiletron Electronics Co. Ltd.	504,960	975,729
#	momo.com, Inc.	238,680	4,558,600
#	MOSA Industrial Corp.	488,162	408,327
#	MPI Corp.	724,000	4,729,279
	MSSCORPS Co. Ltd.	39,000	234,381
#	Nak Sealing Technologies Corp.	370,549	1,756,584
#	Namchow Holdings Co. Ltd.	1,490,000	2,317,363
	Nan Liu Enterprise Co. Ltd.	240,000	588,285
	Nan Pao Resins Chemical Co. Ltd.	77,000	441,701
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	362,497
	Nan Ya Plastics Corp.	7,374,584	16,433,668
#	Nan Ya Printed Circuit Board Corp.	1,023,211	8,101,914
#	Nang Kuang Pharmaceutical Co. Ltd.	341,000	666,686
#	Nantex Industry Co. Ltd.	1,655,363	1,917,078
	Nanya Technology Corp.	4,900,751	11,308,838
	National Aerospace Fasteners Corp.	19,000	58,187
	National Petroleum Co. Ltd.	643,000	1,430,483
#	Netronix, Inc.	423,000	1,024,331

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co. Ltd.	185,200	$201,122
*	New Era Electronics Co. Ltd.	420,000	259,016
#*	Newmax Technology Co. Ltd.	417,000	413,273
#	Nexcom International Co. Ltd.	679,267	1,377,626
#	Nichidenbo Corp.	1,163,552	1,975,319
	Nidec Chaun-Choung Technology Corp.	134,000	729,680
#	Nien Hsing Textile Co. Ltd.	751,656	472,628
	Nien Made Enterprise Co. Ltd.	653,000	6,768,962
#	Niko Semiconductor Co. Ltd.	338,000	561,571
#	Nishoku Technology, Inc.	257,800	677,126
#	Nova Technology Corp.	156,000	539,143
#	Novatek Microelectronics Corp.	1,915,000	25,897,562
#	Nuvoton Technology Corp.	703,000	3,145,175
#	Nyquest Technology Co. Ltd.	75,000	139,957
	O-Bank Co. Ltd.	2,986,961	950,176
#	Ocean Plastics Co. Ltd.	854,000	943,800
#	OFCO Industrial Corp.	107,696	78,087
#	OK Biotech Co. Ltd.	88,000	91,932
#	Oneness Biotech Co. Ltd.	258,268	1,597,952
	Optimax Technology Corp.	119,000	94,417
*	Orient Europharma Co. Ltd.	202,000	263,923
#	Orient Semiconductor Electronics Ltd.	2,731,637	3,925,490
	Oriental Union Chemical Corp.	3,724,819	2,598,981
#	O-TA Precision Industry Co. Ltd.	658,683	1,922,568
#	Pacific Construction Co.	1,178,276	344,182
#	Pacific Hospital Supply Co. Ltd.	387,706	1,080,638
	PADAUK Technology Co. Ltd.	30,855	87,163
#	Paiho Shih Holdings Corp.	1,023,388	687,061
#	Pan Asia Chemical Corp.	322,500	133,956
#	Pan German Universal Motors Ltd.	53,000	531,849
#	Pan Jit International, Inc.	1,652,074	3,836,284
	Pan-International Industrial Corp.	2,676,854	3,550,039
#	Panion & BF Biotech, Inc.	136,753	490,691
	Parade Technologies Ltd.	197,805	5,807,119
#	Paragon Technologies Co. Ltd.	276,626	365,178
#	Parpro Corp.	232,000	312,685
#*	PChome Online, Inc.	691,000	994,137
#	PCL Technologies, Inc.	336,129	970,428
	P-Duke Technology Co. Ltd.	332,644	1,138,496
	Pegatron Corp.	8,126,293	19,788,395
#	Pegavision Corp.	244,000	2,954,957
#*	PharmaEssentia Corp.	72,000	785,497
*††	Pharmally International Holding Co. Ltd.	422,490	0
#	Phison Electronics Corp.	584,000	7,614,358
#	Phoenix Silicon International Corp.	836,340	1,629,719
*	Phytohealth Corp.	153,000	109,559
#	Pixart Imaging, Inc.	995,000	3,660,413
	Planet Technology Corp.	200,000	873,045
#	Plastron Precision Co. Ltd.	536,491	315,483
#*	Plotech Co. Ltd.	578,800	319,565
#*	Polaris Group	129,000	353,220
	Polytronics Technology Corp.	404,239	747,062
#	Posiflex Technology, Inc.	154,939	556,331
	Pou Chen Corp.	8,125,005	8,084,996
	Power Wind Health Industry, Inc.	188,319	914,906
#	Powerchip Semiconductor Manufacturing Corp.	14,677,000	14,029,244
	Powertech Technology, Inc.	4,511,580	15,901,089
#	Powertip Technology Corp.	201,000	104,935
#	Poya International Co. Ltd.	282,353	4,598,986

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	President Chain Store Corp.	1,792,728	$15,926,821
	President Securities Corp.	6,664,644	4,324,605
	Primax Electronics Ltd.	3,155,000	6,485,934
	Prince Housing & Development Corp.	8,035,140	2,928,305
	Princeton Technology Corp.	40,000	39,049
#	Pro Hawk Corp.	83,000	388,207
*††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	1,044,000	1,505,999
#	Prosperity Dielectrics Co. Ltd.	801,687	1,034,729
	P-Two Industries, Inc.	17,000	19,481
#	Qisda Corp.	6,688,525	10,622,413
#	QST International Corp.	331,700	646,085
	Qualipoly Chemical Corp.	681,893	793,365
	Quang Viet Enterprise Co. Ltd.	233,000	916,891
#	Quanta Computer, Inc.	4,058,436	30,876,009
#	Quanta Storage, Inc.	1,275,000	4,369,178
#	Quintain Steel Co. Ltd.	1,815,707	985,771
#	Radiant Opto-Electronics Corp.	2,765,692	10,620,901
#	Radium Life Tech Co. Ltd.	4,936,858	1,420,430
#	Rafael Microelectronics, Inc.	149,097	667,829
	Raydium Semiconductor Corp.	136,000	1,432,698
*	RDC Semiconductor Co. Ltd.	84,000	332,205
	Realtek Semiconductor Corp.	1,363,861	18,731,439
#	Rechi Precision Co. Ltd.	2,314,292	1,752,074
*	Rexon Industrial Corp. Ltd.	799,559	907,730
#	Rich Development Co. Ltd.	3,708,769	1,134,352
	RiTdisplay Corp.	78,000	97,237
*	Ritek Corp.	4,995,593	1,456,150
#	Rodex Fasteners Corp.	125,000	171,932
*††	Roo Hsing Co. Ltd.	3,680,000	457,856
#	Ruby Tech Corp.	55,000	153,025
#	Ruentex Development Co. Ltd.	4,792,464	5,438,098
#	Ruentex Engineering & Construction Co.	408,440	1,338,840
	Ruentex Industries Ltd.	3,088,253	6,100,287
	Run Long Construction Co. Ltd.	142,213	369,391
	Sakura Development Co. Ltd.	154,000	242,204
	Sampo Corp.	2,123,895	1,876,979
#	San Fang Chemical Industry Co. Ltd.	1,200,659	905,990
	San Far Property Ltd.	1,184,297	535,244
	San Fu Chemical Co. Ltd.	28,000	137,514
#	San Shing Fastech Corp.	672,622	1,226,565
	Sanitar Co. Ltd.	274,000	325,299
	Sanyang Motor Co. Ltd.	1,928,802	4,852,711
*	Savior Lifetec Corp.	793,203	435,963
	Scan-D Corp.	7,000	9,768
#	Scientech Corp.	251,000	2,000,303
	ScinoPharm Taiwan Ltd.	702,000	712,863
#	SDI Corp.	764,000	2,598,876
	Sea & Land Integrated Corp.	92,500	61,144
#	Sea Sonic Electronics Co. Ltd.	276,000	906,380
	Senao International Co. Ltd.	498,547	563,531
#	Senao Networks, Inc.	177,000	1,804,552
#	Sensortek Technology Corp.	157,000	1,523,347
	Sercomm Corp.	1,868,000	7,277,675
#	Sesoda Corp.	1,312,261	1,426,842
#	Shanghai Commercial & Savings Bank Ltd.	2,810,660	3,939,848
	Shan-Loong Transportation Co. Ltd.	619,247	648,196
#	Sharehope Medicine Co. Ltd.	646,165	785,801
	Sheng Yu Steel Co. Ltd.	1,008,000	788,547

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	ShenMao Technology, Inc.	601,450	$1,308,935
#	Shieh Yih Machinery Industry Co. Ltd.	412,000	400,387
	Shih Her Technologies, Inc.	373,000	831,629
	Shih Wei Navigation Co. Ltd.	2,703,495	1,687,633
#	Shihlin Electric & Engineering Corp.	1,107,787	5,231,324
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	379,467
	Shin Hai Gas Corp.	8,242	14,057
	Shin Hsiung Natural Gas Co. Ltd.	93,150	204,851
#*	Shin Kong Financial Holding Co. Ltd.	44,273,198	13,589,124
	Shin Ruenn Development Co. Ltd.	166,000	248,036
	Shin Shin Natural Gas Co.	12,480	16,311
	Shin Zu Shing Co. Ltd.	1,104,127	2,984,513
	Shinih Enterprise Co. Ltd.	85,000	57,092
#*	Shining Building Business Co. Ltd.	2,706,622	888,028
	Shinkong Insurance Co. Ltd.	1,842,784	3,172,558
	Shinkong Synthetic Fibers Corp.	8,122,844	4,435,152
	Shinkong Textile Co. Ltd.	907,169	1,308,136
	Shiny Chemical Industrial Co. Ltd.	630,302	2,793,112
#	ShunSin Technology Holding Ltd.	247,000	799,251
#*	Shuttle, Inc.	2,415,000	1,205,556
#	Sigurd Microelectronics Corp.	3,773,523	6,363,447
#	Silergy Corp.	471,000	4,981,945
	Silicon Integrated Systems Corp.	1,450,700	935,620
#*	Silicon Optronics, Inc.	187,000	479,016
	Silitech Technology Corp.	69,521	75,484
	Simplo Technology Co. Ltd.	777,880	7,613,961
#	Sinbon Electronics Co. Ltd.	546,849	5,864,603
	Sincere Navigation Corp.	2,291,741	1,376,936
#	Singatron Enterprise Co. Ltd.	540,000	563,822
	Single Well Industrial Corp.	257,351	200,358
#	Sinher Technology, Inc.	406,000	452,479
	Sinkang Industries Co. Ltd.	16,000	8,852
#	Sinmag Equipment Corp.	293,519	1,234,016
#	Sino-American Silicon Products, Inc.	2,447,000	13,380,128
#	Sinon Corp.	3,132,740	3,621,956
	SinoPac Financial Holdings Co. Ltd.	30,789,505	18,284,090
#	Sinopower Semiconductor, Inc.	111,000	357,641
#	Sinphar Pharmaceutical Co. Ltd.	488,147	503,171
	Sinyi Realty, Inc.	1,834,314	1,694,471
	Sirtec International Co. Ltd.	627,000	589,320
	Sitronix Technology Corp.	660,774	4,641,177
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,345,896
	Soft-World International Corp.	344,000	1,106,072
#	Solar Applied Materials Technology Corp.	2,428,531	2,907,905
#	Solomon Technology Corp.	737,000	936,704
#	Solteam, Inc.	454,269	608,261
	Solytech Enterprise Corp.	41,000	19,352
#	Sonix Technology Co. Ltd.	983,000	1,446,078
#	Southeast Cement Co. Ltd.	1,181,000	755,842
#	Speed Tech Corp.	599,000	997,448
#	Spirox Corp.	445,745	614,676
	Sporton International, Inc.	457,844	3,506,494
	Sports Gear Co. Ltd.	47,000	95,731
#	St Shine Optical Co. Ltd.	374,000	2,575,106
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	1,097,428
	Standard Foods Corp.	2,731,734	3,452,651
#	Stark Technology, Inc.	597,520	2,362,121
#*	STL Technology Co. Ltd.	43,000	53,660
#	Sun Race Sturmey-Archer, Inc.	249,000	290,626

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Sun Yad Construction Co. Ltd.	401,288	$150,267
	Sunfun Info Co. Ltd.	8,760	49,307
#	Sunjuice Holdings Co. Ltd.	55,000	525,042
#*	Sunko INK Co. Ltd.	373,800	171,567
#	SunMax Biotechnology Co. Ltd.	92,000	585,072
#	Sunny Friend Environmental Technology Co. Ltd.	481,260	2,068,012
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,322,001	5,571,594
#	Sunplus Innovation Technology, Inc.	57,000	229,135
	Sunplus Technology Co. Ltd.	2,976,153	2,921,458
	Sunrex Technology Corp.	885,145	1,195,208
#	Sunspring Metal Corp.	947,291	671,027
*	Super Dragon Technology Co. Ltd.	170,000	128,434
	Superior Plating Technology Co. Ltd.	87,000	173,689
#	Supreme Electronics Co. Ltd.	3,230,910	4,969,969
#	Swancor Holding Co. Ltd.	377,000	1,059,725
	Sweeten Real Estate Development Co. Ltd.	1,111,353	920,263
#	Symtek Automation Asia Co. Ltd.	403,257	1,445,675
	Syncmold Enterprise Corp.	718,000	1,321,398
*	SYNergy ScienTech Corp.	88,000	70,411
	Syngen Biotech Co. Ltd.	14,000	75,866
	Synmosa Biopharma Corp.	126,000	173,710
	Synnex Technology International Corp.	4,277,732	8,062,381
#	Systex Corp.	942,293	3,532,734
#	T3EX Global Holdings Corp.	753,178	1,734,533
#	TA Chen Stainless Pipe	10,458,566	13,160,237
#	Ta Liang Technology Co. Ltd.	309,000	396,537
#	Ta Ya Electric Wire & Cable	3,446,854	4,143,734
	Ta Yih Industrial Co. Ltd.	220,000	257,255
	Tah Hsin Industrial Corp.	228,378	515,079
#	TAI Roun Products Co. Ltd.	228,000	106,299
#	TA-I Technology Co. Ltd.	728,834	1,054,131
#*	Tai Tung Communication Co. Ltd.	758,813	420,121
	Taichung Commercial Bank Co. Ltd.	28,356,857	13,461,110
#	TaiDoc Technology Corp.	543,532	3,198,771
#	Taiflex Scientific Co. Ltd.	1,200,460	1,608,410
#	Taimide Tech, Inc.	644,940	1,013,897
#	Tainan Enterprises Co. Ltd.	643,289	508,431
#	Tainan Spinning Co. Ltd.	7,949,791	3,937,356
#	Tai-Saw Technology Co. Ltd.	424,960	377,558
	Taishin Financial Holding Co. Ltd.	30,445,088	17,711,739
#	TaiSol Electronics Co. Ltd.	441,000	956,766
#	Taisun Enterprise Co. Ltd.	852,775	711,012
#	Taita Chemical Co. Ltd.	1,748,792	1,117,703
#	TAI-TECH Advanced Electronics Co. Ltd.	274,000	1,017,743
#	Taitien Electronics Co. Ltd.	94,000	113,847
	Taiwan Business Bank	21,973,953	10,088,645
#	Taiwan Cement Corp.	14,251,055	16,933,233
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	781,715
#	Taiwan Cogeneration Corp.	2,480,578	4,064,025
	Taiwan Cooperative Financial Holding Co. Ltd.	18,908,140	17,699,785
	Taiwan Environment Scientific Co. Ltd.	12,000	26,654
#	Taiwan FamilyMart Co. Ltd.	189,000	1,292,571
	Taiwan Fertilizer Co. Ltd.	3,060,000	6,254,771
*	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	987,288
	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,430,665
#*	Taiwan Glass Industry Corp.	5,166,904	3,553,323
	Taiwan High Speed Rail Corp.	5,263,000	5,054,571
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,309,545	7,920,076
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,494,053

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan IC Packaging Corp.	270,000	$124,888
*††	Taiwan Kolin Co. Ltd.	508,000	0
††	Taiwan Land Development Corp.	6,008,009	96,066
#	Taiwan Line Tek Electronic	390,000	408,989
#	Taiwan Mask Corp.	781,000	1,894,924
	Taiwan Mobile Co. Ltd.	3,990,900	11,991,982
	Taiwan Navigation Co. Ltd.	1,395,720	1,226,681
	Taiwan Paiho Ltd.	2,101,152	3,874,971
#	Taiwan PCB Techvest Co. Ltd.	2,217,816	3,066,896
#	Taiwan Pelican Express Co. Ltd.	95,000	125,476
#	Taiwan Sakura Corp.	1,181,243	2,372,261
	Taiwan Sanyo Electric Co. Ltd.	481,650	593,444
	Taiwan Secom Co. Ltd.	1,465,405	5,107,886
#	Taiwan Semiconductor Co. Ltd.	1,364,000	3,848,860
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	316,416,602
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,855,652	755,812,573
	Taiwan Shin Kong Security Co. Ltd.	1,637,226	2,094,603
#	Taiwan Steel Union Co. Ltd.	141,000	404,962
#	Taiwan Styrene Monomer	3,139,404	1,639,314
	Taiwan Surface Mounting Technology Corp.	2,304,674	6,643,413
#	Taiwan Taxi Co. Ltd.	168,722	623,809
#*	Taiwan TEA Corp.	4,419,896	4,076,375
#	Taiwan Union Technology Corp.	2,204,000	8,778,401
#	Taiwan-Asia Semiconductor Corp.	2,092,537	3,599,701
	Taiyen Biotech Co. Ltd.	687,910	765,375
#*	Tang Eng Iron Works Co. Ltd.	152,000	145,431
*	Tatung Co. Ltd.	4,436,588	7,000,567
	TBI Motion Technology Co. Ltd.	248,000	307,852
#	TCI Co. Ltd.	665,282	3,640,426
#	Te Chang Construction Co. Ltd.	421,980	1,148,739
	Teco Electric & Machinery Co. Ltd.	5,939,000	10,182,511
#	Tehmag Foods Corp.	114,860	1,049,109
	TEKOM Technologies, Inc.	14,000	49,708
	Ten Ren Tea Co. Ltd.	171,170	206,103
	Tera Autotech Corp.	24,863	26,749
	Test Research, Inc.	1,115,370	2,168,998
	Test Rite International Co. Ltd.	1,531,166	977,283
#*	Tex-Ray Industrial Co. Ltd.	990,000	392,284
	Thermaltake Technology Co. Ltd.	151,391	245,260
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,653,994
	Thye Ming Industrial Co. Ltd.	904,793	1,541,196
	Tofu Restaurant Co. Ltd.	21,280	174,213
	Ton Yi Industrial Corp.	6,584,300	3,734,866
#	Tong Hsing Electronic Industries Ltd.	1,085,875	5,462,001
	Tong Ming Enterprise Co. Ltd.	180,000	199,601
	Tong Yang Industry Co. Ltd.	2,929,341	5,666,851
	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,000,387
	Top Bright Holding Co. Ltd.	16,000	52,289
#	Top Union Electronics Corp.	823,485	941,819
*	TOPBI International Holdings Ltd.	255,872	89,430
#	Topco Scientific Co. Ltd.	1,091,707	6,254,228
#	Topco Technologies Corp.	307,468	674,643
#	Topkey Corp.	346,000	1,884,861
#	Topoint Technology Co. Ltd.	1,041,993	1,121,154
	Toung Loong Textile Manufacturing	610,980	477,062
	TPK Holding Co. Ltd.	2,634,000	3,286,507
	Trade-Van Information Services Co.	378,000	788,564
	Transart Graphics Co. Ltd.	31,000	53,010
	Transcend Information, Inc.	1,258,870	2,854,716

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcom, Inc.	93,000	$533,028
	Tripod Technology Corp.	2,287,660	12,314,103
#*	TrueLight Corp.	273,000	272,042
	Trusval Technology Co. Ltd.	27,000	63,393
#	Tsang Yow Industrial Co. Ltd.	383,000	301,063
#	Tsann Kuen Enterprise Co. Ltd.	455,865	624,194
#	TSC Auto ID Technology Co. Ltd.	195,570	1,775,543
	TSEC Corp.	249,000	247,816
	TSRC Corp.	4,929,154	3,940,620
	TST Group Holding Ltd.	3,600	18,354
	Ttet Union Corp.	259,000	1,199,109
#	TTFB Co. Ltd.	87,460	837,128
	TTY Biopharm Co. Ltd.	1,548,991	3,773,676
#	Tung Ho Steel Enterprise Corp.	4,596,052	8,183,436
	Tung Ho Textile Co. Ltd.	17,000	9,663
#	Tung Thih Electronic Co. Ltd.	412,000	1,813,780
#	Turvo International Co. Ltd.	229,515	822,783
#	TXC Corp.	2,510,762	7,074,843
	TYC Brother Industrial Co. Ltd.	2,046,333	2,172,682
*	Tycoons Group Enterprise	3,139,353	903,358
	Tyntek Corp.	1,844,413	1,270,456
#	TZE Shin International Co. Ltd.	112,200	45,227
#	UDE Corp.	533,000	1,115,351
	U-Ming Marine Transport Corp.	3,440,200	4,666,152
#	Unic Technology Corp.	373,000	275,556
	Unictron Technologies Corp.	108,000	316,628
	Unimicron Technology Corp.	5,881,563	34,723,608
	Union Bank Of Taiwan	10,578,975	5,238,454
	Uni-President Enterprises Corp.	10,541,734	25,290,325
	Unitech Computer Co. Ltd.	543,365	600,414
#*	Unitech Printed Circuit Board Corp.	4,216,516	2,374,320
	United Integrated Services Co. Ltd.	1,205,640	8,480,967
#	United Microelectronics Corp., Sponsored ADR	210,935	1,584,122
#	United Microelectronics Corp.	35,252,441	52,973,803
*	United Orthopedic Corp.	479,468	1,116,609
#	United Radiant Technology	590,000	367,372
#	United Recommend International Co. Ltd.	147,200	387,099
#*	United Renewable Energy Co. Ltd.	7,174,644	4,070,703
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	287,000	235,551
	Universal Cement Corp.	2,896,143	2,693,420
	Universal Microwave Technology, Inc.	32,000	148,388
#*	Universal Vision Biotechnology Co. Ltd.	239,400	2,987,202
	UPC Technology Corp.	5,461,684	2,917,623
*	UPI Semiconductor Corp.	38,000	298,809
	Userjoy Technology Co. Ltd.	279,797	687,937
	USI Corp.	6,400,226	4,751,163
#	Usun Technology Co. Ltd.	268,100	322,286
#	U-Tech Media Corp.	438,000	213,326
#	Utechzone Co. Ltd.	372,000	963,406
#	UVAT Technology Co. Ltd.	158,000	278,178
	Value Valves Co. Ltd.	116,000	369,404
#	Vanguard International Semiconductor Corp.	4,605,000	11,353,878
	Ve Wong Corp.	704,524	952,102
#	Ventec International Group Co. Ltd., Class C	505,000	1,336,932
	VIA Labs, Inc.	113,000	825,242
*	Victory New Materials Ltd. Co.	623,500	254,100
#	Viking Tech Corp.	395,000	659,692
	Visco Vision, Inc.	11,000	63,888

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	VisEra Technologies Co. Ltd.	76,000	$559,166
#	Visual Photonics Epitaxy Co. Ltd.	697,224	2,949,952
#	Voltronic Power Technology Corp.	246,007	13,727,322
#	Wafer Works Corp.	4,060,544	5,500,753
#	Waffer Technology Corp.	460,623	1,705,992
	Wah Hong Industrial Corp.	408,280	399,674
	Wah Lee Industrial Corp.	1,395,400	3,597,029
#	Walsin Lihwa Corp.	7,482,881	9,552,105
#	Walsin Technology Corp.	2,225,496	6,727,392
#	Walton Advanced Engineering, Inc.	2,036,662	947,248
	Wan Hai Lines Ltd.	4,291,972	6,898,586
#	WAN HWA Enterprise Co.	428,452	176,626
	Wei Chuan Foods Corp.	2,717,000	1,714,555
#	Weikeng Industrial Co. Ltd.	2,797,979	3,080,178
#	Well Shin Technology Co. Ltd.	624,443	978,704
#	WELLELL, Inc.	308,463	303,824
#*	Wha Yu Industrial Co. Ltd.	557,000	341,097
	Wholetech System Hitech Ltd.	370,000	554,924
#	Win Semiconductors Corp.	998,248	5,212,852
	Winbond Electronics Corp.	17,499,188	16,402,470
#	Winmate, Inc.	184,000	817,820
#	Winstek Semiconductor Co. Ltd.	523,000	1,406,115
*††	Wintek Corp.	6,349,135	0
#	WinWay Technology Co. Ltd.	121,000	3,026,895
#	Wisdom Marine Lines Co. Ltd.	3,344,849	4,859,599
#	Wisechip Semiconductor, Inc.	157,000	211,089
#	Wistron Corp.	9,465,169	42,723,230
#	Wistron Information Technology & Services Corp.	264,367	1,324,980
#	Wistron NeWeb Corp.	2,124,515	7,557,317
	Wiwynn Corp.	206,000	11,698,558
#	Wonderful Hi-Tech Co. Ltd.	183,000	224,370
#*	Wowprime Corp.	501,000	4,707,200
#	WPG Holdings Ltd.	7,265,957	11,678,275
	WT Microelectronics Co. Ltd.	2,279,789	4,982,253
	WUS Printed Circuit Co. Ltd.	1,091,507	1,561,918
#	WW Holding, Inc.	32,000	86,860
#	XAC Automation Corp.	275,000	200,893
#	XinTec, Inc.	1,135,000	4,531,842
#	Xxentria Technology Materials Corp.	926,109	2,088,499
	Yageo Corp.	947,842	13,895,686
	Yang Ming Marine Transport Corp.	9,223,491	13,682,179
	Yankey Engineering Co. Ltd.	93,815	837,545
#	YC INOX Co. Ltd.	2,519,858	2,199,252
	YCC Parts Manufacturing Co. Ltd.	51,000	73,443
#	Yea Shin International Development Co. Ltd.	1,446,954	1,141,929
	Yem Chio Co. Ltd.	2,933,064	1,386,410
#	Yen Sun Technology Corp.	169,000	248,595
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,084,403
#	YFC-Boneagle Electric Co. Ltd.	740,454	592,525
#	YFY, Inc.	7,719,997	9,062,051
#	Yi Jinn Industrial Co. Ltd.	1,392,096	770,884
#	Yi Shin Textile Industrial Co. Ltd., Class C	125,000	114,808
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,180,263
	YONGGU Group, Inc.	74,000	90,237
	Yonyu Plastics Co. Ltd.	546,050	553,685
#	Young Fast Optoelectronics Co. Ltd.	669,137	751,186
*	Young Optics, Inc.	8,000	17,269
#	Youngtek Electronics Corp.	862,569	1,868,798
#	Yuanta Financial Holding Co. Ltd.	25,977,808	20,201,059

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co. Ltd.	62,145	$106,868
#	Yuen Chang Stainless Steel Co. Ltd., Class C	399,000	229,543
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	427,112
#	Yulon Finance Corp.	1,692,403	10,229,494
	Yulon Motor Co. Ltd.	2,443,526	6,390,880
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	926,138
#	Yungshin Construction & Development Co. Ltd.	813,200	1,962,410
	YungShin Global Holding Corp.	1,309,400	1,821,568
#	Yusin Holding Corp.	48,000	157,567
#	Zeng Hsing Industrial Co. Ltd.	386,733	1,306,002
#	Zenitron Corp.	1,297,000	1,291,285
#	Zero One Technology Co. Ltd.	892,868	1,940,065
#	Zhen Ding Technology Holding Ltd.	3,373,350	11,304,216
*	Zhong Yang Technology Co. Ltd.	98,000	116,489
#	Zig Sheng Industrial Co. Ltd.	3,242,638	1,028,717
*	Zinwell Corp.	2,008,979	1,355,450
#	Zippy Technology Corp.	747,028	1,252,091
	Zyxel Group Corp.	2,120,320	3,657,603
TOTAL TAIWAN			4,413,348,738
THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	30,260	29,395
	AAPICO Hitech PCL	1,826,888	1,774,649
*	Absolute Clean Energy PCL	12,123,700	662,347
	Advanced Info Service PCL	2,502,809	16,525,138
	Advanced Information Technology PCL, Class F	9,981,650	1,458,080
	AEON Thana Sinsap Thailand PCL	620,600	2,828,429
	After You PCL	1,505,100	452,910
*	Airports of Thailand PCL	6,175,500	12,899,923
	AJ Plast PCL	1,739,400	449,730
	Allianz Ayudhya Capital PCL	136,500	154,530
	Amanah Leasing PCL	3,381,900	239,103
#	Amata Corp. PCL	6,116,300	4,199,191
*	Ananda Development PCL	18,007,607	441,921
	AP Thailand PCL	19,856,236	7,077,269
	Asia Green Energy PCL	4,799,300	378,574
	Asia Plus Group Holdings PCL	18,199,100	1,520,635
*	Asia Precision PCL	1,729,400	196,036
	Asia Sermkij Leasing PCL, NVDR	1,759,450	1,259,366
	Asian Insulators PCL	2,470,690	340,698
	Asian Sea Corp. PCL, Class F	1,809,350	422,884
	Asphere Innovations PCL	1,117,404	381,949
	Asset World Corp. PCL	14,161,300	1,853,489
	Assetwise PCL	43,100	10,829
	B Grimm Power PCL	2,163,500	2,449,275
	Bangchak Corp. PCL	8,034,500	8,978,406
*	Bangkok Airways PCL	4,767,700	2,145,056
	Bangkok Bank PCL	2,449,900	12,274,998
	Bangkok Bank PCL, NVDR	201,600	1,010,098
#	Bangkok Chain Hospital PCL	5,655,750	2,941,163
	Bangkok Commercial Asset Management PCL	5,661,807	1,819,519
	Bangkok Dusit Medical Services PCL, Class F	13,220,800	11,104,642
	Bangkok Expressway & Metro PCL	9,593,455	2,550,500
	Bangkok Insurance PCL	134,340	1,208,829
	Bangkok Land PCL	99,286,004	2,349,536
	Bangkok Life Assurance PCL, NVDR	1,906,340	1,347,798
*	Bangkok Ranch PCL	2,877,100	240,398
	Banpu PCL	24,006,113	6,838,100
#	Banpu Power PCL	2,480,900	1,050,960

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	BCPG PCL	3,673,800	$1,035,742
	BEC World PCL	5,188,732	1,235,458
	Berli Jucker PCL	3,230,950	3,303,750
*	Better World Green PCL	28,246,467	536,397
	BG Container Glass PCL	968,500	265,972
*	Bound & Beyond PCL	614,200	240,449
	BTS Group Holdings PCL	13,863,800	3,280,774
	Bumrungrad Hospital PCL	1,199,400	7,568,795
	Buriram Sugar PCL, Class F	363,560	58,949
	Business Online PCL	1,456,600	429,804
#	Cal-Comp Electronics Thailand PCL, Class F	24,091,738	1,393,613
#	Carabao Group PCL, Class F	800,400	1,701,175
	Central Pattana PCL	2,870,200	5,702,037
*	Central Plaza Hotel PCL	559,800	772,758
	Central Retail Corp. PCL	4,519,817	5,446,954
#	CH Karnchang PCL	3,616,067	2,271,349
	Charoen Pokphand Foods PCL	12,509,200	7,418,815
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	148,294
	Chayo Group PCL	114,800	24,819
	Chiang Mai Ram Medical Business PCL	522,200	36,920
#	Chularat Hospital PCL, Class F	32,750,000	2,774,714
	Chumporn Palm Oil Industry PCL	2,336,300	202,036
	CIMB Thai Bank PCL	1,623,900	34,633
	CK Power PCL	7,161,800	723,948
#	Com7 PCL, Class F	4,314,400	3,529,290
	Communication & System Solution PCL	5,655,600	194,971
*	Country Group Development PCL	23,756,500	256,799
*	Country Group Holdings PCL, Class F	14,076,611	308,438
	CP ALL PCL	4,652,400	8,630,972
	Delta Electronics Thailand PCL	3,282,000	10,834,927
*	Demco PCL	3,254,900	292,885
*	Demco PCL	650,980	0
	Dhipaya Group Holdings PCL	3,327,000	4,203,856
	Diamond Building Products PCL	1,260,200	300,059
	Do Day Dream PCL	260,600	91,362
#	Dohome PCL	2,769,187	780,708
	Don Muang Tollway PCL	32,200	11,853
	Dynasty Ceramic PCL	26,739,706	1,609,284
*	E for L Aim PCL	1,175,700	5,496
	Eastern Polymer Group PCL, Class F	5,917,900	1,141,092
*	Eastern Power Group PCL	12,305	1,071
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	622,023
	Ekachai Medical Care PCL	2,883,388	648,639
	Electricity Generating PCL	607,200	2,368,220
	Energy Absolute PCL	2,191,700	3,969,920
*	Erawan Group PCL	295,900	40,976
	Esso Thailand PCL	6,764,400	1,867,541
#	Exotic Food PCL, Class F	1,343,000	945,588
#	Forth Corp. PCL	1,252,800	1,116,325
	Forth Smart Service PCL	1,907,949	512,818
	Fortune Parts Industry PCL, Class F	2,261,200	163,832
	Frasers Property Thailand PCL	109,400	47,303
*	General Engineering PCL	14,624,000	93,994
#	GFPT PCL	3,485,222	1,232,040
	Global Green Chemicals PCL, Class F	1,684,700	580,783
#	Global Power Synergy PCL, Class F	1,576,226	2,659,374
*	Green Tech Ventures PCL, Class F	19,913,318	116,354
	Gulf Energy Development PCL	2,475,600	3,598,177
#	Gunkul Engineering PCL	20,810,100	2,103,581

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Haad Thip PCL	456,000	$492,919
	Hana Microelectronics PCL	2,084,753	3,091,004
	Home Product Center PCL	17,014,515	7,058,572
	Hwa Fong Rubber Thailand PCL, Class F	1,113,100	139,183
	ICC International PCL	51,000	66,304
	Ichitan Group PCL	5,175,100	2,222,517
	Index Livingmall PCL	1,399,000	935,970
	Indorama Ventures PCL	5,400,200	5,403,553
	Inet W2	252,740	148
	Infraset PCL	3,353,300	203,772
	Interlink Communication PCL	2,814,350	591,997
	Interlink Telecom PCL	4,838,826	313,835
	Intouch Holdings PCL, Class F	245,400	552,045
	IRPC PCL	35,140,090	2,504,965
*	IT City PCL	163,900	14,940
*	Italian-Thai Development PCL	38,460,970	1,606,813
*††	ITV PLC	183,700	0
	JAS Asset PCL, Class F	2,192,000	153,695
#*	Jasmine International PCL	24,958,158	1,115,611
*	Jasmine Technology Solution PCL	53,100	45,764
	Jaymart Group Holdings PCL	1,045,100	519,058
	JMT Network Services PCL	615,297	696,571
	Jubilee Enterprise PCL	210,000	144,177
	Kang Yong Electric PCL	8,200	70,911
	Karmarts PCL	4,618,266	1,875,438
	Kasikornbank PCL	91,000	336,311
	Kasikornbank PCL, NVDR	714,000	2,628,317
#	KCE Electronics PCL	2,767,664	3,497,103
	KGI Securities Thailand PCL	4,424,900	597,248
	Khon Kaen Sugar Industry PCL	14,945,448	1,336,101
#	Kiatnakin Phatra Bank PCL	897,407	1,455,095
	Krung Thai Bank PCL	5,142,475	3,079,889
#	Krungthai Card PCL	2,212,600	3,038,154
	Ladprao General Hospital PCL, Class F	1,209,300	189,015
	Lalin Property PCL	1,613,800	412,541
	Lam Soon Thailand PCL	2,756,000	399,365
	Land & Houses PCL	18,502,800	4,594,787
	Land & Houses PCL, NVDR	3,654,680	907,564
#	Lanna Resources PCL	2,289,750	1,070,328
	LH Financial Group PCL	30,810,627	963,149
*	Loxley PCL	11,146,635	582,916
#	LPN Development PCL	9,471,996	1,156,716
	Major Cineplex Group PCL	428,600	191,581
*	Master Ad PCL	15,996,700	229,000
#	MBK PCL	6,491,828	3,110,425
	MC Group PCL	2,034,100	707,177
	MCS Steel PCL	3,750,900	712,292
*	MDX PCL	670,700	62,703
	Mega Lifesciences PCL	2,497,900	2,827,846
*	Millcon Steel PCL	9,703,884	121,905
	Minor International PCL	7,077,839	6,823,758
	MK Restaurants Group PCL	947,600	1,280,400
*	Mono Next PCL	4,894,400	158,720
	Muang Thai Insurance PCL	27,600	90,713
	Muangthai Capital PCL	2,688,700	2,788,558
	Namyong Terminal PCL	1,074,600	121,811
*	Nawarat Patanakarn PCL	13,758,800	205,003
	Netbay PCL	715,100	447,084
	Ngern Tid Lor PCL	1,989,987	1,273,220

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Noble Development PCL	5,097,400	$625,471
	Nonthavej Hospital PCL	72,300	79,210
	Northeast Rubber PCL	10,183,000	1,398,243
	NR Instant Produce PCL	1,225,200	198,659
*	Nusasiri PCL	6,971,200	101,833
	Origin Property PCL, Class F	7,238,600	2,220,511
	Osotspa PCL	3,286,500	2,808,461
	PCS Machine Group Holding PCL	1,542,500	206,395
	Plan B Media PCL, Class F	15,262,368	3,812,387
*	Platinum Group PCL, Class F	2,717,900	239,800
	Polyplex Thailand PCL	2,307,687	984,325
*	Power Solution Technologies PCL, Class F	6,564,800	222,479
	Praram 9 Hospital PCL	1,030,400	550,891
	Precious Shipping PCL	9,012,400	2,475,012
	Premier Marketing PCL	2,480,700	634,149
	Prima Marine PCL	8,729,400	1,708,709
*	Principal Capital PCL	2,252,900	285,654
	Property Perfect PCL	68,971,887	745,560
	Pruksa Holding PCL	5,781,700	2,229,659
*	PSG Corp. PCL	1,264,800	33,626
#	PTG Energy PCL	7,571,700	2,389,055
	PTT Exploration & Production PCL	6,030,869	28,102,797
	PTT Global Chemical PCL	4,581,658	5,287,236
	PTT Oil & Retail Business PCL	1,487,400	929,931
	PTT PCL	37,349,400	38,190,965
	Pylon PCL	1,567,100	151,084
	Quality Houses PCL	59,883,504	3,988,880
	R&B Food Supply PCL	2,009,300	592,891
*	Rabbit Holdings PCL, Class F	70,689,781	1,094,565
*	Raimon Land PCL	22,409,500	340,443
	Rajthanee Hospital PCL	1,018,800	833,405
	Ramkhamhaeng Hospital PCL, Class F	6,800	8,195
	Ratch Group PCL	2,456,401	2,601,455
	Ratchaphruek Hospital PCL, Class F	3,367,900	595,283
#	Ratchthani Leasing PCL	16,417,712	1,534,870
#	Regional Container Lines PCL	3,434,000	2,407,800
	Rojana Industrial Park PCL	6,170,012	1,018,459
#	RS PCL	3,412,760	1,425,774
	S 11 Group PCL	1,791,100	221,868
*	S Hotels & Resorts PCL	8,893,800	743,126
	Sabina PCL	1,177,215	832,300
	Saha Pathana Inter-Holding PCL	33,600	67,978
	Sahakol Equipment PCL	1,664,600	55,926
	Sahamitr Pressure Container PCL	1,503,700	470,061
	Saha-Union PCL	755,300	678,537
	Saksiam Leasing PCL	144,200	19,885
*	Samart Corp. PCL	791,200	146,781
	Sansiri PCL	93,071,685	5,438,217
	Sappe PCL	853,900	2,195,324
	SC Asset Corp. PCL	14,483,116	1,946,385
	SCB X PCL	2,083,969	6,849,403
	SCG Ceramics PCL	6,288,800	400,528
	SCG Packaging PCL	1,832,500	2,168,243
	SCGJWD Logistics PCL	2,629,900	1,283,112
*	SEAFCO PCL	4,373,184	406,288
*	SEN X PCL	7,662,900	161,189
	Sena Development PCL	4,559,850	396,987
#	Sermsang Power Corp. Co. Ltd.	3,459,806	732,822
*	Seven Utilities & Power PLC	15,771,900	188,920

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	595,500	$5,654,238
	Siam City Cement PCL	294,588	1,179,084
	Siam City Cement PCL, NVDR	24	96
	Siam Global House PCL	5,331,447	2,570,029
	Siamgas & Petrochemicals PCL	5,949,700	1,425,338
	Sikarin PCL, Class F	1,165,400	371,117
*	Simat Technologies PCL	94,600	4,477
	Singer Thailand PCL	165,800	38,751
#	Singha Estate PCL	18,318,660	652,924
#	Sino-Thai Engineering & Construction PCL	8,362,787	2,663,094
	SiS Distribution Thailand PCL	242,500	117,606
	SISB PCL	627,000	654,866
#*††	SMI Holdings Group Ltd.	4,621,951	0
	SNC Former PCL	1,905,000	567,681
	Somboon Advance Technology PCL	1,966,925	1,109,058
	SPCG PCL	3,684,200	1,366,960
	Sri Trang Agro-Industry PCL	7,312,240	3,482,146
	Sri Trang Gloves Thailand PCL	6,477,400	1,362,518
	Srinanaporn Marketing PCL	333,900	210,707
	Sriracha Construction PCL	347,600	61,439
	Srisawad Capital 1969 PCL	3,881,400	478,531
#	Srisawad Corp. PCL	2,489,322	3,436,306
	Srithai Superware PCL	8,065,200	287,464
	Srivichai Vejvivat PCL	3,143,900	725,613
	Star Petroleum Refining PCL	10,214,200	2,611,087
	Starflex PCL	134,600	16,988
	Stars Microelectronics Thailand PCL	4,650,000	624,913
*	STP & I PCL	9,791,433	1,098,466
	Supalai PCL	8,474,725	5,248,926
#*	Super Energy Corp. PCL	128,979,300	1,884,078
#	Susco PCL	4,750,800	502,440
	SVI PCL	2,207,400	515,917
	Synnex Thailand PCL	1,429,260	492,722
*	Syntec Construction PCL	7,690,300	348,244
	TAC Consumer PCL, Class F	2,019,700	265,527
	Taokaenoi Food & Marketing PCL, Class F	2,359,800	785,939
	Tata Steel Thailand PCL	20,449,400	501,844
	Thai Nakarin Hospital PCL	168,000	174,239
	Thai Oil PCL	5,327,989	7,977,488
*	Thai Reinsurance PCL	9,194,700	244,449
	Thai Rubber Latex Group PCL	737,200	27,568
	Thai Solar Energy PCL, Class F	4,674,785	305,928
	Thai Stanley Electric PCL, NVDR	7,500	43,385
	Thai Stanley Electric PCL, Class F	239,300	1,384,257
	Thai Union Group PCL, Class F	11,507,060	4,572,063
	Thai Vegetable Oil PCL	3,678,557	2,713,613
	Thai Wah PCL, Class F	4,164,200	525,562
	Thaicom PCL	4,851,300	1,870,859
#	Thaifoods Group PCL, Class F	10,172,100	1,188,720
	Thaire Life Assurance PCL, Class F	4,029,093	390,800
	Thanachart Capital PCL	1,087,000	1,587,846
	Thitikorn PCL	2,115,000	429,442
	Thonburi Healthcare Group PCL	1,265,600	2,477,309
	Thoresen Thai Agencies PCL	11,990,600	2,224,455
	Tipco Asphalt PCL, NVDR	1,259,700	655,083
	Tipco Asphalt PCL	4,581,900	2,382,729
	TIPCO Foods PCL	1,584,900	551,008
	Tisco Financial Group PCL, NVDR	90	264
	Tisco Financial Group PCL	988,900	2,903,537

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TKS Technologies PCL	1,957,572	$503,280
	TMBThanachart Bank PCL	67,592,583	3,396,538
	TMT Steel PCL	2,855,800	604,888
	TOA Paint Thailand PCL	1,581,500	1,259,055
	TPC Power Holding PCL, Class F	1,462,300	320,410
	TPI Polene PCL	53,892,310	2,267,244
#	TPI Polene Power PCL	15,344,039	1,488,287
	TQM Alpha PCL	1,428,070	1,105,616
	Triple i Logistics PCL	1,072,960	382,430
*	Triton Holding PCL	5,331,300	23,363
	True Corp. PCL	53,315,184	11,292,702
*	TTCL PCL	3,006,878	363,685
	TTW PCL	6,677,600	1,697,261
	Union Auction PCL	1,586,900	482,161
*	Unique Engineering & Construction PCL	5,522,405	451,747
	United Paper PCL	2,099,100	699,112
	Univanich Palm Oil PCL	4,972,500	1,358,299
	Univentures PCL	4,855,900	371,689
	Vanachai Group PCL	5,890,840	733,155
#	VGI PCL	8,186,700	698,394
	Vibhavadi Medical Center PCL	2,386,600	167,340
	WHA Corp. PCL	26,328,800	3,815,239
	WHA Utilities & Power PCL	5,374,600	568,413
	WICE Logistics PCL	2,508,600	637,617
	Workpoint Entertainment PCL	2,023,180	898,436
*	Xspring Capital PCL	1,372,600	50,527
	YGGDRAZIL Group PCL	552,000	127,402
*	Ziga Innovation PCL	2,665,100	142,486
TOTAL THAILAND			544,884,132
TURKEY — (1.0%)
	Adel Kalemcilik Ticaret ve Sanayi AS	2,851	29,552
	Adese Alisveris Merkezleri Ticaret AS	4,555,567	300,984
	Afyon Cimento Sanayi TAS	1,745,696	716,445
	Agesa Hayat ve Emeklilik AS	182,142	310,683
	Akbank TAS	15,966,971	16,569,392
	Akcansa Cimento AS	151,884	599,792
	Aksa Akrilik Kimya Sanayii AS	1,006,990	3,238,992
	Aksa Enerji Uretim AS	1,114,060	1,635,642
*	Aksigorta AS	1,110,706	182,699
	Aksu Enerji ve Ticaret AS	12,211	22,690
	Alarko Holding AS	540,663	2,089,811
#*	Albaraka Turk Katilim Bankasi AS	10,010,147	1,267,071
	Alkim Alkali Kimya AS	410,247	574,031
*	Anadolu Anonim Turk Sigorta Sirketi	1,545,831	1,312,347
	Anadolu Efes Biracilik Ve Malt Sanayii AS	477,505	1,595,891
	Anadolu Hayat Emeklilik AS	373,014	387,367
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	27,000	222,214
	Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS	220,598	118,263
#*	Arcelik AS	372,352	2,134,020
	ARD Grup Bilisim Teknolojileri AS	857,907	364,954
	Aselsan Elektronik Sanayi Ve Ticaret AS	638,638	1,768,183
*	Aydem Yenilenebilir Enerji AS, Class A	627,982	461,530
	Ayen Enerji AS	242,982	343,886
	Aygaz AS	265,124	1,168,371
*	Bagfas Bandirma Gubre Fabrikalari AS	222,502	274,411
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,199	10,512
*	Baticim Bati Anadolu Cimento Sanayii AS	154,090	295,365

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Bera Holding AS	4,505,677	$2,489,731
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	431,809	464,911
	BIM Birlesik Magazalar AS	1,091,078	8,761,591
*	Biotrend Cevre VE Enerji Yatirimlari AS	637,115	491,506
	Bogazici Beton Sanayi Ve Ticaret AS	668,456	643,393
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	206,446	2,382,782
	Borusan Yatirim ve Pazarlama AS	9,142	653,254
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,001	258,292
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	227,081	598,600
*	Bursa Cimento Fabrikasi AS	3,857,749	1,099,993
*	Can2 Termik AS	242,790	194,037
	Celebi Hava Servisi AS	11,087	346,401
*	Cemas Dokum Sanayi AS	456,149	48,093
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,343,759	568,631
	Cimsa Cimento Sanayi VE Ticaret AS	275,091	1,925,230
	Coca-Cola Icecek AS	325,192	3,801,280
	Deva Holding AS	174,912	390,294
	Dogan Sirketler Grubu Holding AS	6,095,551	3,007,529
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,120	218,924
	Dogus Otomotiv Servis ve Ticaret AS	325,133	2,987,391
	Eczacibasi Yatirim Holding Ortakligi AS	62,586	513,008
	EGE Endustri VE Ticaret AS	7,433	1,774,243
	EGE Gubre Sanayii AS	67,478	230,477
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	701,489	1,109,351
Ω	Enerjisa Enerji AS	855,098	1,611,514
	Enka Insaat ve Sanayi AS	1,861,047	2,321,938
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	65,842	407,486
*	Eregli Demir ve Celik Fabrikalari TAS	2,659,087	4,113,387
	Escar Turizm Tasimacilik Ticaret AS	44,960	282,081
	Esenboga Elektrik Uretim AS	86,267	270,750
#	Europap Tezol Kagit Sanayi VE Ticaret AS	365,398	238,188
	Ford Otomotiv Sanayi AS	173,167	6,103,252
	Galata Wind Enerji AS	549,596	504,512
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	137,250	330,631
*	Gersan Elektrik Ticaret ve Sanayi AS	105,726	101,360
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	310,835	1,093,707
*	Global Yatirim Holding AS	2,785,940	1,336,288
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	38,193	253,732
*	Goodyear Lastikleri TAS	648,976	698,470
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,352,157	842,545
	GSD Holding AS	7,549,099	1,459,866
#*	Gubre Fabrikalari TAS	122,267	1,413,164
*	Hektas Ticaret TAS	1,161,525	1,315,909
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
*	Ihlas Holding AS	8,785,408	352,198
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	171,979	137,816
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	505,289	926,313
*	Is Finansal Kiralama AS	1,770,776	753,397
	Is Yatirim Menkul Degerler AS, Class A	4,259,914	3,507,901
*	Ittifak Holding AS	1,322,482	217,610
*	Izmir Demir Celik Sanayi AS	5,314,255	1,750,816
	Jantsa Jant Sanayi Ve Ticaret AS	29,685	164,801
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	21,207	59,632
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	1,854,941	1,465,555
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	669,421	530,878
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	5,350,524	5,028,179
*	Karsan Otomotiv Sanayii Ve Ticaret AS	482,792	215,218
#	Kartonsan Karton Sanayi ve Ticaret AS	93,341	292,675
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,104,831	226,016

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kerevitas Gida Sanayi ve Ticaret AS	416,578	$174,537
	Kervan Gida Sanayi Ve Ticaret AS	170,792	150,972
	KOC Holding AS	2,585,712	12,961,422
	Kontrolmatik Enerji Ve Muhendislik AS	126,516	985,340
*	Konya Cimento Sanayii AS	6,244	1,014,747
	Kordsa Teknik Tekstil AS	377,818	1,265,936
#	Koza Altin Isletmeleri AS	1,498,658	1,557,617
*	Koza Anadolu Metal Madencilik Isletmeleri AS	760,024	1,718,403
	LDR Turizm AS	15,805	85,524
	Logo Yazilim Sanayi Ve Ticaret AS	317,548	1,069,400
*	Marti Otel Isletmeleri AS	481,588	68,242
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	679,253	2,200,331
*	Menderes Tekstil Sanayi ve Ticaret AS	290,200	102,043
	Merit Turizm Yatirim ve Isletme AS	6,503	12,025
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	121,402
	Migros Ticaret AS	443,789	4,861,145
*Ω	MLP Saglik Hizmetleri AS	311,614	1,117,743
	Naturel Yenilenebilir Enerji Ticaret AS	18,547	151,243
*	NET Holding AS	1,606,416	895,593
#	Nuh Cimento Sanayi AS	316,985	1,980,755
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	6,940,111	3,075,583
*	Otokar Otomotiv Ve Savunma Sanayi AS	185,811	1,989,332
*	Oyak Cimento Fabrikalari AS	1,031,653	2,144,875
*	Oyak Yatirim Menkul Degerler AS	58,745	109,199
*	Parsan Makina Parcalari Sanayii AS	36,367	162,115
*	Pegasus Hava Tasimaciligi AS	229,683	7,180,348
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,117,317	1,134,801
	Penta Teknoloji Urunleri Dagitim Ticaret AS	21,312	19,100
*	Petkim Petrokimya Holding AS	4,325,002	2,885,892
	Pinar SUT Mamulleri Sanayii AS	8,363	21,956
	Polisan Holding AS	821,711	365,364
*	Qua Granite Hayal	1,263,415	350,647
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	138,184	151,565
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,050,103	2,227,920
*	Sasa Polyester Sanayi AS	427,673	963,600
#	Sekerbank Turk AS	8,991,445	1,039,364
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	730,112	1,198,176
*	Sok Marketler Ticaret AS	1,623,413	2,741,902
*	Suwen Tekstil Sanayi Pazarlama AS	99,548	67,262
*	TAV Havalimanlari Holding AS	576,910	2,404,663
	Tekfen Holding AS	1,480,402	2,463,081
*	Teknosa Ic Ve Dis Ticaret AS	519,448	499,404
	Tofas Turk Otomobil Fabrikasi AS	434,144	4,866,464
*	Tukas Gida Sanayi ve Ticaret AS	763,602	314,003
*	Tumosan Motor ve Traktor Sanayi AS	157,277	420,413
*	Turcas Petrol AS	450,747	272,256
*	Turk Hava Yollari AO	1,935,245	16,829,407
	Turk Prysmian Kablo ve Sistemleri AS	26,465	30,768
*	Turk Telekomunikasyon AS	1,562,921	1,235,791
	Turk Traktor ve Ziraat Makineleri AS	102,146	2,666,171
	Turkcell Iletisim Hizmetleri AS	5,704,498	10,943,628
#	Turkcell Iletisim Hizmetleri AS, ADR	7,496	36,056
	Turkiye Garanti Bankasi AS	2,494,929	4,069,283
*	Turkiye Halk Bankasi AS	3,146,949	1,684,810
	Turkiye Is Bankasi AS, Class C	10,408,953	5,843,584
	Turkiye Petrol Rafinerileri AS	3,728,738	14,312,332
*	Turkiye Sigorta AS	371,309	228,303
*	Turkiye Sinai Kalkinma Bankasi AS	16,758,592	3,785,954
	Turkiye Sise ve Cam Fabrikalari AS	2,017,019	3,998,947

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	5,418,424	$2,429,238
*	Ulker Biskuvi Sanayi AS	1,179,799	1,711,553
	Ulusoy Un Sanayi ve Ticaret AS	21,609	26,428
	Vakif Finansal Kiralama AS	638,306	210,009
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	42,486	103,972
	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,919,782	1,220,833
*	Vestel Elektronik Sanayi ve Ticaret AS	1,181,049	2,701,872
	Yapi ve Kredi Bankasi AS	15,389,317	8,133,810
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,000,570	1,314,919
	Yunsa Yunlu Sanayi VE Ticare AS	64,199	375,379
	Ziraat Gayrimenkul Yatirim Ortakligi AS	949,311	176,144
*	Zorlu Enerji Elektrik Uretim AS	9,190,127	1,467,067
TOTAL TURKEY			270,381,788
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	7,319,240	17,499,745
	Abu Dhabi Islamic Bank PJSC	7,429,440	22,739,823
	Abu Dhabi National Hotels	132,303	305,612
	Abu Dhabi National Insurance Co. PSC	124,046	198,580
	Abu Dhabi National Oil Co. for Distribution PJSC	8,050,141	8,545,908
*	Abu Dhabi Ports Co. PJSC	223,039	400,904
	Abu Dhabi Ship Building Co. PJSC	392,560	427,467
	ADNOC Drilling Co. PJSC	2,632,294	2,822,976
	Agthia Group PJSC	2,089,426	3,014,634
	Air Arabia PJSC	15,394,744	11,277,039
*	Ajman Bank PJSC	7,706,466	4,617,826
*	AL Seer Marine Supplies & Equipment Co. LLC	157,052	334,919
	AL Yah Satellite Communications Co-PJSC-Yah Sat	713,129	516,462
	Aldar Properties PJSC	12,691,142	17,860,209
*	Alpha Dhabi Holding PJSC	231,253	1,256,908
	Amanat Holdings PJSC	6,373,582	1,822,117
*	Amlak Finance PJSC	8,751,512	2,192,548
*	Apex Investment Co. PSC	1,927,156	1,101,527
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	4,922,281	4,018,033
	Dana Gas PJSC	33,898,718	9,037,194
*	Deyaar Development PJSC	12,094,019	2,403,219
	Dubai Electricity & Water Authority PJSC	976,365	712,385
	Dubai Financial Market PJSC	9,485,189	4,288,458
	Dubai Investments PJSC	10,629,458	7,035,275
	Dubai Islamic Bank PJSC	14,663,784	22,964,211
	Emaar Development PJSC	9,262,347	15,987,075
	Emaar Properties PJSC	21,145,930	38,909,513
	Emirates Driving Co.	10,758	77,770
	Emirates Integrated Telecommunications Co. PJSC	615,038	924,142
	Emirates NBD Bank PJSC	2,782,001	12,872,641
	Emirates Telecommunications Group Co. PJSC	6,085,903	37,111,374
*	EMSTEEL Building Materials PJSC	8,875,833	3,842,608
*	Eshraq Investments PJSC	14,907,927	2,366,435
	Fertiglobe PLC	7,251,660	7,066,126
	First Abu Dhabi Bank PJSC	6,033,169	24,044,717
*	Ghitha Holding PJSC	40,222	468,441
*	Gulf Navigation Holding PJSC	1,311,731	2,363,483
*	Gulf Pharmaceutical Industries PSC	1,145,332	271,112
*	International Holding Co. PJSC	16,916	1,819,684
*	Islamic Arab Insurance Co.	2,171,392	425,848
*	Manazel PJSC	13,742,502	2,083,866
*	Multiply Group PJSC	1,972,924	1,734,809
	National Corp. for Tourism & Hotels	98,976	83,538

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Palms Sports PrJSC	83,026	$225,505
*	RAK Properties PJSC	10,352,831	3,326,157
	Ras Al Khaimah Ceramics	2,692,564	1,971,915
*	Shuaa Capital PSC	10,563,309	1,185,354
*	Union Properties PJSC	17,458,545	1,938,655
TOTAL UNITED ARAB EMIRATES			308,494,747
UNITED STATES — (0.0%)
*††	Rexlot Holdings	3,197,569	0
	Sempra	38,717	5,863,238
TOTAL UNITED STATES			5,863,238
TOTAL COMMON STOCKS			25,472,088,454
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA	53,700	109,359
	Banco ABC Brasil SA, 8.291%	644,330	2,548,025
Ω	Banco BMG SA, 13.811%	737,200	434,954
	Banco Bradesco SA, 6.050%	5,395,541	19,009,191
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	1,623,428	5,008,895
	Banco Pan SA, 2.703%	1,485,901	2,922,311
*	Braskem SA Class A	30,700	164,902
	Centrais Eletricas Brasileiras SA Class B, 3.424%	630,303	5,815,516
	Centrais Eletricas de Santa Catarina SA, 9.255%	65,563	843,810
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	393,782	4,226,156
	Cia de Saneamento do Parana, 8.871%	5,415,406	4,821,329
	Cia Energetica de Minas Gerais, 8.914%	4,215,319	11,294,336
	Cia Energetica do Ceara Class A, 1.619%	74,403	823,684
	Cia Paranaense de Energia, 4.394%	5,225,310	9,237,873
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	705,895	3,746,860
	Eucatex SA Industria e Comercio, 6.083%	249,359	684,996
	Gerdau SA, 11.707%	2,405,052	14,876,610
	Itau Unibanco Holding SA, 5.352%	7,909,063	47,901,785
	Marcopolo SA, 5.813%	3,726,545	4,121,561
	Petroleo Brasileiro SA, 15.666%	22,001,222	144,743,963
	Raizen SA, 5.623%	2,618,925	2,303,934
	Randon SA Implementos e Participacoes, 4.114%	1,783,426	4,691,688
	Schulz SA, 4.413%	760,787	1,081,150
	Taurus Armas SA, 8.725%	426,525	1,339,444
	Track & Field Co. SA, 1.647%	175,100	501,740
	Unipar Carbocloro SA Class B, 14.689%	521,137	8,920,075
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	3,842,167	5,874,463
TOTAL BRAZIL			308,048,610
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 4.112%	329,325	500,497
	Embotelladora Andina SA Class B, 6.537%	1,123,248	3,086,390
TOTAL CHILE			3,586,887
COLOMBIA — (0.0%)
	Banco Davivienda SA, 5.244%	372,883	1,887,714
	Bancolombia SA, 11.116%	110,509	843,826
	Grupo Argos SA, 8.600%	93,838	149,576
	Grupo Aval Acciones y Valores SA, 3.557%	9,901,271	1,277,746

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA, 7.419%	201,662	$715,409
TOTAL COLOMBIA			4,874,271
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	2,138,460	265,199
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	776,338
SOUTH KOREA — (0.0%)
*	Hanwha Galleria Corp.	1,285	4,570
*	Hanwha Solutions Corp.	1,139	24,985
TOTAL SOUTH KOREA			29,555
TOTAL PREFERRED STOCKS			317,580,860
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	31,607	28,073
*	Diagnosticos da America SA Warrants 04/30/25	2,115	1,373
TOTAL BRAZIL			29,446
CAYMAN ISLANDS — (0.0%)
*	Ruifeng Renew Rates Rights 08/02/23	466,000	3,824
MALAYSIA — (0.0%)
#*	Yinson Holdings Bhd Rights	1,004,862	142,628
SOUTH KOREA — (0.0%)
*	CJ CGV Co. Ltd. Rights 09/07/23	46,205	123,609
*	Macquarie Korea Infrastructure Fund Rights 08/02/23	73,895	0
TOTAL SOUTH KOREA			123,609
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	5,118	66,279
*	PChome Online, Inc. Rights	70,565	11,339
*	Pegavision Corp. Rights 07/17/23	20,914	46,251
*	Shih Wei Navigation Co. Ltd. Rights	117,140	5,778
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	16,301	10,115
*	TrueLight Corp. Rights 08/21/23	53,547	22,662
TOTAL TAIWAN			162,424
THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	1,173,700	6,172
*	Better World Green PCL Warrants 03/13/24	4,479,216	0
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	1,079
*	JKN Global Group PCL Rights 04/19/23	992,550	0
*	Millcon Steel PCL Warrants 12/13/24	2,425,971	4,253
*	Nusa W5 Warrants 06/13/24	1,115,400	0
*	Sav Rates Rec (F) Rights	7,912	0
TOTAL THAILAND			11,504
UNITED ARAB EMIRATES — (0.0%)
*	Ajman Bank PJSC Rights	1,950,016	520,302
TOTAL RIGHTS/WARRANTS			993,737

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»
MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
BRPR Corporate Offices Fundo de Investimento Imobiliario	15,204	$224,260
TOTAL INVESTMENT SECURITIES (Cost $19,144,156,077)		25,790,887,311

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	21,232,119	245,591,916
TOTAL INVESTMENTS — (100.0%)
(Cost $19,389,729,236)^^			$26,036,479,227
As of July 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,048	09/15/23	$235,215,988	$241,799,800	$6,583,812
Total Futures Contracts			$235,215,988	$241,799,800	$6,583,812
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,112,423,336	$7,051,723	—	$1,119,475,059
Chile	32,672,359	98,771,507	—	131,443,866
China	669,604,616	6,076,240,090	$17,342,575	6,763,187,281
Colombia	25,694,900	897,537	—	26,592,437
Czech Republic	—	32,103,290	—	32,103,290
Egypt	80,845	7,247,408	—	7,328,253
Greece	773,508	109,267,720	—	110,041,228
Hong Kong	—	464,608	61,642	526,250
Hungary	—	40,181,777	—	40,181,777
India	167,321,861	4,141,674,024	1,607,962	4,310,603,847
Indonesia	9,434,996	485,513,886	455,509	495,404,391
Kuwait	33,662,604	3,556,643	—	37,219,247
Malaysia	—	380,583,535	—	380,583,535
Mexico	694,822,698	2,814,012	—	697,636,710
Peru	22,414,112	—	—	22,414,112
Philippines	2,899,259	191,338,385	609,202	194,846,846
Poland	—	260,001,345	—	260,001,345
Qatar	—	194,548,673	—	194,548,673
Saudi Arabia	1,462,572	996,642,437	3,805	998,108,814
South Africa	102,566,996	759,047,494	—	861,614,490
South Korea	80,811,912	3,161,943,610	2,498,838	3,245,254,360
Taiwan	323,197,928	4,089,596,888	553,922	4,413,348,738
Thailand	506,023,837	38,860,295	—	544,884,132
Turkey	36,056	270,345,732	—	270,381,788
United Arab Emirates	—	308,494,747	—	308,494,747
United States	—	5,863,238	—	5,863,238

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$307,613,656	$434,954	—	$308,048,610
Chile	—	3,586,887	—	3,586,887
Colombia	4,874,271	—	—	4,874,271
India	265,199	—	—	265,199
Philippines	—	776,338	—	776,338
South Korea	—	29,555	—	29,555
Rights/Warrants
Brazil	—	29,446	—	29,446
Cayman Islands	—	3,824	—	3,824
Malaysia	—	142,628	—	142,628
South Korea	—	123,609	—	123,609
Taiwan	—	162,424	—	162,424
Thailand	—	11,504	—	11,504
United Arab Emirates	—	520,302	—	520,302
Mutual Funds	224,260	—	—	224,260
Securities Lending Collateral	—	245,591,916	—	245,591,916
Futures Contracts**	6,583,812	—	—	6,583,812
TOTAL	$4,105,465,593	$21,914,463,991	$23,133,455^	$26,043,063,039
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (8.1%)
*	Activision Blizzard, Inc.	33,967	$3,150,779
*	Alphabet, Inc., Class A	200,763	26,645,265
*	Alphabet, Inc., Class C	178,649	23,779,968
	AT&T, Inc.	260,553	3,783,229
*	Atlanta Braves Holdings, Inc., Class C	476	19,365
*	Charter Communications, Inc., Class A	5,189	2,102,531
	Comcast Corp., Class A	192,293	8,703,181
	Electronic Arts, Inc.	17,089	2,330,085
*	Endeavor Group Holdings, Inc., Class A	7,973	188,163
	Fox Corp., Class A	18,977	634,781
	Fox Corp., Class B	16,321	512,643
»	GCI Liberty, Inc.	11,378	10,291
	Interpublic Group of Cos., Inc.	48,814	1,670,903
*	Liberty Broadband Corp., Class A	2,108	187,254
*	Liberty Broadband Corp., Class C	8,740	778,996
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	123,096
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	1,053,136
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	267,643
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	561,354
*	Live Nation Entertainment, Inc.	7,530	660,757
*	Match Group, Inc.	9,968	463,612
*	Meta Platforms, Inc., Class A	99,762	31,784,173
*	Netflix, Inc.	11,850	5,201,794
	News Corp., Class A	32,133	636,876
	News Corp., Class B	17,470	351,322
	Omnicom Group, Inc.	21,759	1,841,247
	Paramount Global, Class A	4,394	84,628
	Paramount Global, Class B	67,372	1,079,973
*	Pinterest, Inc., Class A	23,644	685,440
*	ROBLOX Corp., Class A	12,728	499,574
*	Roku, Inc.	3,727	358,798
#	Sirius XM Holdings, Inc.	38,728	197,513
#*	Snap, Inc., Class A	24,862	282,432
*	Spotify Technology SA	5,364	801,435
*	Take-Two Interactive Software, Inc.	7,107	1,086,945
*	T-Mobile U.S., Inc.	26,178	3,606,543
*	Trade Desk, Inc., Class A	10,796	985,243
	Verizon Communications, Inc.	201,828	6,878,298
*	Walt Disney Co.	57,180	5,082,730
*	Warner Bros Discovery, Inc.	112,168	1,466,036
	Warner Music Group Corp., Class A	2,458	77,550
*	ZoomInfo Technologies, Inc., Class A	7,801	199,472
TOTAL COMMUNICATION SERVICES			140,815,054
CONSUMER DISCRETIONARY — (10.9%)
*	Airbnb, Inc., Class A	10,645	1,620,063
*	Amazon.com, Inc.	376,141	50,282,529
*	Aptiv PLC	13,328	1,459,283
	Aramark	23,172	935,454
*	AutoZone, Inc.	616	1,528,739
	Best Buy Co., Inc.	21,374	1,775,111
*	Booking Holdings, Inc.	1,637	4,863,200
	BorgWarner, Inc.	24,939	1,159,663

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Burlington Stores, Inc.	2,158	$383,304
*	Caesars Entertainment, Inc.	17,667	1,042,706
*	CarMax, Inc.	11,086	915,814
#*	Carnival Corp.	40,917	770,876
#*	Chewy, Inc., Class A	5,985	202,891
*	Chipotle Mexican Grill, Inc.	1,099	2,156,546
	Churchill Downs, Inc.	3,818	442,315
	Darden Restaurants, Inc.	6,141	1,037,338
*	Deckers Outdoor Corp.	2,348	1,276,584
	Dick's Sporting Goods, Inc.	7,783	1,097,403
	Domino's Pizza, Inc.	1,361	539,963
*	DoorDash, Inc., Class A	16,211	1,471,797
	DR Horton, Inc.	29,065	3,691,836
*	DraftKings, Inc., Class A	12,531	398,235
	eBay, Inc.	46,386	2,064,641
*	Etsy, Inc.	4,630	470,639
*	Expedia Group, Inc.	5,821	713,247
*	Five Below, Inc.	3,506	730,440
#*	Floor & Decor Holdings, Inc., Class A	7,925	910,186
	Ford Motor Co.	145,104	1,916,824
	Garmin Ltd.	14,209	1,504,591
	General Motors Co.	57,422	2,203,282
	Genuine Parts Co.	10,106	1,573,706
	Hilton Worldwide Holdings, Inc.	8,690	1,351,208
	Home Depot, Inc.	41,719	13,927,471
#	Hyatt Hotels Corp., Class A	3,073	388,274
*	Las Vegas Sands Corp.	9,783	585,121
	Lear Corp.	5,632	871,608
	Lennar Corp., Class A	22,658	2,873,714
#	Lennar Corp., Class B	1,823	209,481
	LKQ Corp.	27,616	1,513,081
	Lowe's Cos., Inc.	19,315	4,524,925
#*	Lucid Group, Inc.	15,691	119,408
*	Lululemon Athletica, Inc.	4,788	1,812,402
	Marriott International, Inc., Class A	11,437	2,308,101
	McDonald's Corp.	24,121	7,072,277
	MGM Resorts International	18,488	938,636
	NIKE, Inc., Class B	44,993	4,966,777
*	Norwegian Cruise Line Holdings Ltd.	6,851	151,202
*	NVR, Inc.	295	1,860,400
*	O'Reilly Automotive, Inc.	2,116	1,958,972
	Penske Automotive Group, Inc.	12,500	2,017,750
*	Phinia, Inc.	4,987	141,481
	Pool Corp.	2,189	842,196
	PulteGroup, Inc.	23,572	1,989,241
	Ralph Lauren Corp.	1,009	132,512
#*	Rivian Automotive, Inc., Class A	7,555	208,820
	Ross Stores, Inc.	20,312	2,328,568
*	Royal Caribbean Cruises Ltd.	7,900	861,969
	Service Corp. International	20,541	1,369,058
	Starbucks Corp.	38,591	3,919,688
	Tapestry, Inc.	32,399	1,398,017
*	Tesla, Inc.	85,213	22,788,513
	TJX Cos., Inc.	50,987	4,411,905
	Tractor Supply Co.	6,831	1,530,076
*	Ulta Beauty, Inc.	3,201	1,423,805
	Vail Resorts, Inc.	3,391	798,547
	Whirlpool Corp.	5,779	833,678
#	Williams-Sonoma, Inc.	8,562	1,187,036

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wynn Resorts Ltd.	1,775	$193,439
	Yum! Brands, Inc.	9,486	1,305,938
TOTAL CONSUMER DISCRETIONARY			188,254,501
CONSUMER STAPLES — (6.6%)
	Albertsons Cos., Inc., Class A	8,917	193,766
	Altria Group, Inc.	56,799	2,579,811
	Archer-Daniels-Midland Co.	18,321	1,556,552
#	Brown-Forman Corp., Class A	3,116	224,072
	Brown-Forman Corp., Class B	13,915	982,399
	Bunge Ltd.	13,483	1,465,198
	Campbell Soup Co.	21,365	978,944
	Casey's General Stores, Inc.	2,576	650,852
*	Celsius Holdings, Inc.	1,534	221,970
	Church & Dwight Co., Inc.	12,985	1,242,275
	Clorox Co.	5,263	797,239
	Coca-Cola Co.	139,387	8,632,237
	Colgate-Palmolive Co.	26,905	2,051,775
	Conagra Brands, Inc.	33,550	1,100,775
	Constellation Brands, Inc., Class A	6,081	1,658,897
	Costco Wholesale Corp.	16,380	9,183,775
*	Coty, Inc., Class A	66,131	796,217
*	Darling Ingredients, Inc.	17,563	1,216,238
	Dollar General Corp.	8,903	1,503,361
*	Dollar Tree, Inc.	23,856	3,681,696
	Estee Lauder Cos., Inc., Class A	8,103	1,458,540
	General Mills, Inc.	26,209	1,958,861
	Hershey Co.	6,595	1,525,489
	Hormel Foods Corp.	29,988	1,225,909
	J M Smucker Co.	8,290	1,248,888
	Kellogg Co.	23,950	1,602,015
	Keurig Dr Pepper, Inc.	23,660	804,677
	Kimberly-Clark Corp.	12,559	1,621,367
	Kraft Heinz Co.	24,761	895,853
	Kroger Co.	91,614	4,456,105
	Lamb Weston Holdings, Inc.	9,433	977,542
	McCormick & Co., Inc.	13,674	1,223,549
	McCormick & Co., Inc.	612	53,923
	Molson Coors Beverage Co., Class B	9,470	660,722
	Mondelez International, Inc., Class A	45,815	3,396,266
*	Monster Beverage Corp.	22,868	1,314,681
	PepsiCo, Inc.	59,360	11,127,626
*	Performance Food Group Co.	13,200	788,832
	Philip Morris International, Inc.	51,239	5,109,553
	Procter & Gamble Co.	89,222	13,945,399
	Sysco Corp.	23,113	1,763,753
	Target Corp.	23,229	3,170,062
	Tyson Foods, Inc., Class A	18,794	1,047,202
*	U.S. Foods Holding Corp.	20,101	858,916
	Walgreens Boots Alliance, Inc.	42,673	1,278,910
	Walmart, Inc.	61,417	9,818,122
TOTAL CONSUMER STAPLES			114,050,811
ENERGY — (5.9%)
	APA Corp.	14,486	586,538
	Baker Hughes Co.	65,841	2,356,449
	Cheniere Energy, Inc.	8,489	1,374,030
#	Chesapeake Energy Corp.	16,921	1,427,117

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Chevron Corp.	80,363	$13,152,209
	ConocoPhillips	68,072	8,013,436
	Coterra Energy, Inc.	72,604	1,999,514
	Devon Energy Corp.	62,810	3,391,740
	Diamondback Energy, Inc.	15,074	2,220,702
	EOG Resources, Inc.	33,415	4,428,490
	EQT Corp.	31,137	1,313,359
	Exxon Mobil Corp.	208,006	22,306,563
	Halliburton Co.	84,969	3,320,589
	Hess Corp.	20,302	3,080,422
	Kinder Morgan, Inc.	117,037	2,072,725
	Marathon Oil Corp.	62,489	1,641,586
	Marathon Petroleum Corp.	29,033	3,861,970
	Occidental Petroleum Corp.	67,646	4,270,492
	ONEOK, Inc.	41,588	2,788,060
	Ovintiv, Inc.	31,458	1,449,899
	Phillips 66	17,787	1,984,140
	Pioneer Natural Resources Co.	11,126	2,510,804
	Schlumberger NV	60,479	3,528,345
	Targa Resources Corp.	15,887	1,302,575
	Texas Pacific Land Corp.	363	546,787
	Valero Energy Corp.	32,149	4,144,328
	Vitesse Energy, Inc.	739	18,615
	Williams Cos., Inc.	79,930	2,753,588
TOTAL ENERGY			101,845,072
FINANCIALS — (12.9%)
	Aflac, Inc.	20,960	1,516,246
	Allstate Corp.	19,226	2,166,386
	Ally Financial, Inc.	38,862	1,186,845
	American Express Co.	31,456	5,312,289
	American Financial Group, Inc.	9,624	1,170,375
	American International Group, Inc.	31,331	1,888,633
	Ameriprise Financial, Inc.	7,442	2,593,165
	Aon PLC, Class A	7,027	2,238,099
	Apollo Global Management, Inc.	14,286	1,167,309
*	Arch Capital Group Ltd.	26,543	2,062,126
	Ares Management Corp., Class A	4,814	477,645
	Arthur J Gallagher & Co.	9,166	1,968,857
	Bank of America Corp.	241,739	7,735,648
	Bank of New York Mellon Corp.	27,444	1,244,860
*	Berkshire Hathaway, Inc., Class B	61,526	21,654,691
	BlackRock, Inc.	5,066	3,743,014
	Blackstone, Inc.	16,201	1,697,703
*	Block, Inc.	15,720	1,265,932
	Brown & Brown, Inc.	20,872	1,470,432
	Capital One Financial Corp.	16,483	1,928,841
#	Carlyle Group, Inc.	26,272	936,597
	Cboe Global Markets, Inc.	8,205	1,146,074
	Charles Schwab Corp.	54,310	3,589,891
	Chubb Ltd.	13,657	2,791,627
	Cincinnati Financial Corp.	11,930	1,283,429
	Citigroup, Inc.	60,757	2,895,679
	Citizens Financial Group, Inc.	29,073	937,895
	CME Group, Inc.	12,398	2,466,706
	CNA Financial Corp.	4,083	159,890
*	Coinbase Global, Inc., Class A	1,100	108,471
	Discover Financial Services	28,814	3,041,318
	Equitable Holdings, Inc.	51,585	1,479,974

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Erie Indemnity Co., Class A	1,552	$344,482
	Everest Group Ltd.	2,916	1,051,247
#	F&G Annuities & Life, Inc.	2,683	70,295
	FactSet Research Systems, Inc.	1,691	735,653
	Fidelity National Financial, Inc.	31,686	1,241,141
	Fidelity National Information Services, Inc.	18,623	1,124,457
	Fifth Third Bancorp	48,790	1,419,789
	First Citizens BancShares, Inc., Class A	862	1,233,781
*	Fiserv, Inc.	20,623	2,602,829
*	FleetCor Technologies, Inc.	4,575	1,138,763
	Franklin Resources, Inc.	16,632	486,320
	Global Payments, Inc.	13,611	1,500,613
	Globe Life, Inc.	9,864	1,106,445
	Goldman Sachs Group, Inc.	11,325	4,030,228
	Hartford Financial Services Group, Inc.	30,658	2,203,697
	Huntington Bancshares, Inc.	90,043	1,102,126
	Interactive Brokers Group, Inc., Class A	2,406	210,116
	Intercontinental Exchange, Inc.	18,862	2,165,358
	Jack Henry & Associates, Inc.	4,492	752,724
	JPMorgan Chase & Co.	109,615	17,314,785
	Kinsale Capital Group, Inc.	711	264,940
	KKR & Co., Inc.	18,869	1,120,441
	Loews Corp.	17,071	1,069,498
	LPL Financial Holdings, Inc.	5,241	1,202,076
	M&T Bank Corp.	9,905	1,385,313
*	Markel Group, Inc.	959	1,390,272
	MarketAxess Holdings, Inc.	2,035	547,863
	Marsh & McLennan Cos., Inc.	20,867	3,931,760
	Mastercard, Inc., Class A	35,432	13,970,129
	MetLife, Inc.	23,135	1,456,811
	Moody's Corp.	6,614	2,333,088
	Morgan Stanley	42,040	3,849,182
	Morningstar, Inc.	3,764	867,527
	MSCI, Inc.	2,761	1,513,249
	Nasdaq, Inc.	29,103	1,469,410
	Northern Trust Corp.	13,439	1,076,733
*	PayPal Holdings, Inc.	33,458	2,536,786
	PNC Financial Services Group, Inc.	13,135	1,798,050
	Principal Financial Group, Inc.	20,000	1,597,400
	Progressive Corp.	17,380	2,189,532
	Prudential Financial, Inc.	29,328	2,829,859
	Raymond James Financial, Inc.	19,609	2,158,363
	Regions Financial Corp.	74,541	1,518,400
	Reinsurance Group of America, Inc.	7,129	1,000,555
	RenaissanceRe Holdings Ltd.	2,053	383,418
*	Robinhood Markets, Inc., Class A	31,027	399,007
#*	Rocket Cos., Inc., Class A	9,767	106,753
	S&P Global, Inc.	10,372	4,091,858
	SEI Investments Co.	18,771	1,182,385
	State Street Corp.	23,778	1,722,478
	Synchrony Financial	49,494	1,709,523
	T Rowe Price Group, Inc.	14,676	1,808,964
#*	Toast, Inc., Class A	11,923	263,141
	Tradeweb Markets, Inc., Class A	6,784	554,863
	Travelers Cos., Inc.	14,953	2,581,037
	Truist Financial Corp.	42,954	1,426,932
	U.S. Bancorp	50,369	1,998,642
	Unum Group	25,182	1,224,097
#	Visa, Inc., Class A	61,047	14,512,703

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	W R Berkley Corp.	22,549	$1,391,048
	Wells Fargo & Co.	115,540	5,333,326
	Willis Towers Watson PLC	8,655	1,829,061
TOTAL FINANCIALS			222,757,969
HEALTH CARE — (13.3%)
	Abbott Laboratories	62,251	6,930,404
	AbbVie, Inc.	75,944	11,359,703
	Agilent Technologies, Inc.	13,245	1,612,844
#*	agilon health, Inc.	14,233	272,562
*	Align Technology, Inc.	2,967	1,121,200
*	Alnylam Pharmaceuticals, Inc.	2,986	583,464
	AmerisourceBergen Corp.	6,986	1,305,683
	Amgen, Inc.	23,156	5,421,977
*	Avantor, Inc.	39,036	802,971
	Baxter International, Inc.	28,681	1,297,242
	Becton Dickinson & Co.	10,071	2,805,982
*	Biogen, Inc.	6,528	1,763,800
*	BioMarin Pharmaceutical, Inc.	11,388	1,001,347
*	Bio-Rad Laboratories, Inc., Class A	1,741	705,732
	Bio-Techne Corp.	6,217	518,498
*	Boston Scientific Corp.	46,887	2,431,091
	Bristol-Myers Squibb Co.	105,905	6,586,232
	Bruker Corp.	14,654	1,007,023
	Cardinal Health, Inc.	10,174	930,616
*	Catalent, Inc.	965	46,822
*	Centene Corp.	25,911	1,764,280
*	Charles River Laboratories International, Inc.	4,149	869,381
	Chemed Corp.	1,024	533,596
	Cigna Group	11,209	3,307,776
††	Contra Abiomed, Inc.	2,233	34,857
	Cooper Cos., Inc.	2,424	948,414
	CVS Health Corp.	44,233	3,303,763
	Danaher Corp.	24,167	6,164,035
*	DaVita, Inc.	9,824	1,001,950
	DENTSPLY SIRONA, Inc.	5,971	247,916
*	DexCom, Inc.	9,544	1,188,801
*	Edwards Lifesciences Corp.	17,420	1,429,659
	Elevance Health, Inc.	9,780	4,612,541
	Eli Lilly & Co.	36,750	16,704,712
*	Exact Sciences Corp.	6,175	602,309
*	Fortrea Holdings, Inc.	7,957	254,306
*	GE HealthCare Technologies, Inc.	27,278	2,127,684
	Gilead Sciences, Inc.	75,102	5,718,266
	HCA Healthcare, Inc.	7,074	1,929,858
*	Henry Schein, Inc.	13,610	1,072,332
*	Hologic, Inc.	22,842	1,814,112
*	Horizon Therapeutics PLC	16,733	1,677,818
	Humana, Inc.	5,082	2,321,610
*	IDEXX Laboratories, Inc.	3,700	2,052,501
*	Illumina, Inc.	5,052	970,742
*	Incyte Corp.	15,787	1,005,948
*	Insulet Corp.	1,723	476,840
*	Intuitive Surgical, Inc.	8,233	2,670,785
*	IQVIA Holdings, Inc.	12,127	2,713,538
*	Jazz Pharmaceuticals PLC	2,143	279,490
	Johnson & Johnson	115,332	19,321,570
	Laboratory Corp. of America Holdings	7,957	1,702,241
	McKesson Corp.	4,572	1,839,773

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Medtronic PLC	41,709	$3,660,382
	Merck & Co., Inc.	127,000	13,544,550
*	Mettler-Toledo International, Inc.	803	1,009,748
*	Moderna, Inc.	13,260	1,560,172
*	Molina Healthcare, Inc.	3,901	1,187,815
*	Neurocrine Biosciences, Inc.	3,826	389,831
*	Penumbra, Inc.	1,006	305,180
	Pfizer, Inc.	266,253	9,601,083
	Quest Diagnostics, Inc.	10,300	1,392,663
*	Regeneron Pharmaceuticals, Inc.	4,566	3,387,561
*	Repligen Corp.	3,917	672,001
	ResMed, Inc.	5,315	1,181,790
	Revvity, Inc.	6,423	789,708
	Royalty Pharma PLC, Class A	19,043	597,569
*	Sarepta Therapeutics, Inc.	2,275	246,587
*	Seagen, Inc.	5,271	1,010,872
*	Shockwave Medical, Inc.	1,392	362,755
	STERIS PLC	7,072	1,595,090
	Stryker Corp.	10,433	2,956,817
	Teleflex, Inc.	2,812	706,290
	Thermo Fisher Scientific, Inc.	15,127	8,299,580
*	United Therapeutics Corp.	4,400	1,067,968
	UnitedHealth Group, Inc.	42,003	21,269,059
	Universal Health Services, Inc., Class B	4,314	599,473
*	Veeva Systems, Inc., Class A	4,424	903,469
*	Vertex Pharmaceuticals, Inc.	8,838	3,113,981
	Viatris, Inc.	57,635	606,897
*	Waters Corp.	2,690	743,005
	West Pharmaceutical Services, Inc.	2,654	976,778
	Zimmer Biomet Holdings, Inc.	9,584	1,324,030
	Zoetis, Inc.	18,191	3,421,545
TOTAL HEALTH CARE			229,652,846
INDUSTRIALS — (11.0%)
	3M Co.	24,083	2,685,254
	Advanced Drainage Systems, Inc.	1,287	157,001
	AECOM	11,249	978,663
	AGCO Corp.	4,533	603,342
	Allegion PLC	8,851	1,034,328
*	American Airlines Group, Inc.	15,896	266,258
	AMETEK, Inc.	17,254	2,736,484
	AO Smith Corp.	13,701	995,104
	Automatic Data Processing, Inc.	18,282	4,520,407
*	Avis Budget Group, Inc.	254	55,954
*	Axon Enterprise, Inc.	2,386	443,629
*	Boeing Co.	18,991	4,536,000
	Booz Allen Hamilton Holding Corp.	6,553	793,437
	Broadridge Financial Solutions, Inc.	6,452	1,083,420
*	Builders FirstSource, Inc.	23,377	3,376,340
	Carlisle Cos., Inc.	4,922	1,364,378
	Carrier Global Corp.	65,734	3,914,460
	Caterpillar, Inc.	23,334	6,187,477
*	Ceridian HCM Holding, Inc.	9,635	682,254
	CH Robinson Worldwide, Inc.	10,105	1,012,319
	Cintas Corp.	3,641	1,827,928
*	Copart, Inc.	27,257	2,409,246
	CSX Corp.	103,942	3,463,347
	Cummins, Inc.	12,538	3,269,910
	Deere & Co.	14,121	6,066,382

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Delta Air Lines, Inc.	53,288	$2,465,103
	Dover Corp.	9,740	1,421,748
	Eaton Corp. PLC	13,996	2,873,659
	Emerson Electric Co.	20,298	1,854,222
	Equifax, Inc.	8,509	1,736,517
	Expeditors International of Washington, Inc.	13,235	1,684,815
	Fastenal Co.	29,308	1,717,742
	FedEx Corp.	13,476	3,637,846
	Ferguson PLC	5,155	833,151
	Fortive Corp.	24,937	1,953,814
	Fortune Brands Innovations, Inc.	12,825	911,473
	General Dynamics Corp.	9,569	2,139,437
	General Electric Co.	31,299	3,575,598
	Genpact Ltd.	18,844	680,080
	Graco, Inc.	11,855	940,457
*	GXO Logistics, Inc.	1,696	113,751
	HEICO Corp.	1,837	323,275
	HEICO Corp., Class A	3,397	476,769
	Honeywell International, Inc.	31,812	6,175,664
	Howmet Aerospace, Inc.	26,972	1,379,348
	Hubbell, Inc.	3,796	1,184,352
	Huntington Ingalls Industries, Inc.	3,466	796,036
	IDEX Corp.	4,354	983,177
	Illinois Tool Works, Inc.	13,091	3,447,122
	Ingersoll Rand, Inc.	29,247	1,908,952
	Jacobs Solutions, Inc.	9,377	1,175,970
	JB Hunt Transport Services, Inc.	8,635	1,761,022
	Johnson Controls International PLC	22,693	1,578,298
	Knight-Swift Transportation Holdings, Inc.	20,768	1,261,656
	L3Harris Technologies, Inc.	7,671	1,453,578
	Leidos Holdings, Inc.	12,144	1,135,828
	Lennox International, Inc.	1,509	554,467
	Lincoln Electric Holdings, Inc.	3,611	724,764
	Lockheed Martin Corp.	9,936	4,435,132
	Masco Corp.	7,236	439,080
	Nordson Corp.	3,436	864,532
	Norfolk Southern Corp.	11,222	2,621,347
	Northrop Grumman Corp.	5,251	2,336,695
	Old Dominion Freight Line, Inc.	4,687	1,966,150
	Otis Worldwide Corp.	13,947	1,268,619
	Owens Corning	12,012	1,681,560
	PACCAR, Inc.	26,362	2,270,559
	Parker-Hannifin Corp.	6,511	2,669,575
	Paychex, Inc.	13,136	1,648,174
	Paycom Software, Inc.	2,244	827,497
*	Paylocity Holding Corp.	2,600	589,810
	Pentair PLC	21,752	1,511,764
	Quanta Services, Inc.	12,289	2,477,708
	Regal Rexnord Corp.	5,531	863,832
	Republic Services, Inc.	12,964	1,958,990
	Robert Half, Inc.	5,379	398,853
	Rockwell Automation, Inc.	5,091	1,712,052
	Rollins, Inc.	15,673	639,929
	RTX Corp.	50,121	4,407,140
*	Saia, Inc.	468	198,029
	Snap-on, Inc.	5,139	1,400,069
	Southwest Airlines Co.	34,300	1,171,688
	SS&C Technologies Holdings, Inc.	15,765	918,311
	Stanley Black & Decker, Inc.	9,873	980,093

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Symbotic, Inc.	1,576	$100,139
	Tetra Tech, Inc.	4,200	710,682
	Textron, Inc.	16,164	1,257,074
	Toro Co.	10,242	1,041,099
	Trane Technologies PLC	9,772	1,948,928
	TransDigm Group, Inc.	1,949	1,753,554
	TransUnion	9,035	719,999
*	Uber Technologies, Inc.	29,580	1,463,027
#	U-Haul Holding Co.	2,400	146,064
	U-Haul Holding Co., Non Voting	22,600	1,292,946
	Union Pacific Corp.	27,046	6,275,213
*	United Airlines Holdings, Inc.	24,289	1,319,136
	United Parcel Service, Inc., Class B	32,630	6,106,052
	United Rentals, Inc.	8,970	4,168,180
	Verisk Analytics, Inc.	6,169	1,412,331
	Vertiv Holdings Co., Class A	6,113	158,999
	Waste Management, Inc.	17,006	2,785,413
#	Watsco, Inc.	2,383	901,227
	Westinghouse Air Brake Technologies Corp.	13,555	1,605,454
*	WillScot Mobile Mini Holdings Corp.	20,680	991,606
	WW Grainger, Inc.	3,240	2,392,708
	Xylem, Inc.	10,338	1,165,609
TOTAL INDUSTRIALS			191,295,641
INFORMATION TECHNOLOGY — (24.4%)
	Accenture PLC, Class A	27,337	8,648,060
*	Adobe, Inc.	17,341	9,471,134
*	Advanced Micro Devices, Inc.	54,976	6,289,254
*	Akamai Technologies, Inc.	14,245	1,346,153
	Amdocs Ltd.	16,085	1,506,199
	Amphenol Corp., Class A	25,376	2,240,955
	Analog Devices, Inc.	18,365	3,664,368
*	ANSYS, Inc.	4,116	1,408,084
	Apple, Inc.	467,445	91,829,570
	Applied Materials, Inc.	34,847	5,282,457
*	AppLovin Corp., Class A	16,057	504,190
*	Arista Networks, Inc.	7,496	1,162,555
*	Aspen Technology, Inc.	3,683	657,416
*	Atlassian Corp., Class A	3,630	660,442
*	Autodesk, Inc.	9,105	1,930,169
#	Bentley Systems, Inc., Class B	7,957	428,723
*	Bills Holdings, Inc.	411	51,515
*	Black Knight, Inc.	11,932	839,058
	Broadcom, Inc.	19,205	17,258,573
*	Cadence Design Systems, Inc.	9,306	2,177,697
	CDW Corp.	6,151	1,150,668
	Cisco Systems, Inc.	178,752	9,302,254
*	Cloudflare, Inc., Class A	3,637	250,116
	Cognex Corp.	9,379	512,281
	Cognizant Technology Solutions Corp., Class A	36,029	2,378,995
#*	Confluent, Inc., Class A	4,300	148,522
	Corning, Inc.	69,592	2,361,952
*	Crowdstrike Holdings, Inc., Class A	4,868	786,961
*	Datadog, Inc., Class A	4,330	505,398
	Dell Technologies, Inc., Class C	8,265	437,384
*	DocuSign, Inc.	4,816	259,197
	Dolby Laboratories, Inc., Class A	6,404	567,458
*	Dropbox, Inc., Class A	10,423	280,900
*	Dynatrace, Inc.	8,589	469,732

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Enphase Energy, Inc.	4,650	$706,010
#	Entegris, Inc.	7,773	852,776
*	EPAM Systems, Inc.	2,830	670,172
*	F5, Inc.	6,243	987,892
*	Fair Isaac Corp.	992	831,266
*	First Solar, Inc.	7,786	1,614,816
*	Flex Ltd.	52,100	1,425,456
*	Fortinet, Inc.	24,244	1,884,244
*	Gartner, Inc.	2,756	974,494
	Gen Digital, Inc.	41,565	808,439
#*	GLOBALFOUNDRIES, Inc.	2,443	155,595
*	GoDaddy, Inc., Class A	5,302	408,731
	Hewlett Packard Enterprise Co.	91,810	1,595,658
	HP, Inc.	33,630	1,104,073
*	HubSpot, Inc.	1,208	701,304
	Intel Corp.	130,932	4,683,438
	International Business Machines Corp.	50,806	7,325,209
	Intuit, Inc.	7,577	3,877,151
	Jabil, Inc.	23,278	2,576,176
	Juniper Networks, Inc.	28,163	782,931
*	Keysight Technologies, Inc.	9,163	1,475,976
	KLA Corp.	6,070	3,119,676
	Lam Research Corp.	6,162	4,427,335
*	Lattice Semiconductor Corp.	9,435	858,019
*	Manhattan Associates, Inc.	1,874	357,222
	Marvell Technology, Inc.	33,710	2,195,532
	Microchip Technology, Inc.	28,855	2,710,639
	Micron Technology, Inc.	37,236	2,658,278
	Microsoft Corp.	264,903	88,986,216
#*	MongoDB, Inc.	1,556	658,810
	Monolithic Power Systems, Inc.	1,525	853,222
	Motorola Solutions, Inc.	6,025	1,726,946
	NetApp, Inc.	11,183	872,386
	NVIDIA Corp.	78,353	36,613,573
	NXP Semiconductors NV	10,711	2,388,339
*	Okta, Inc.	4,590	352,787
*	ON Semiconductor Corp.	34,453	3,712,311
	Oracle Corp.	55,977	6,562,184
*	Palantir Technologies, Inc., Class A	58,655	1,163,715
#*	Palo Alto Networks, Inc.	7,398	1,849,204
*	Procore Technologies, Inc.	835	63,335
*	PTC, Inc.	6,165	898,919
*	Pure Storage, Inc., Class A	15,710	581,113
*	Qorvo, Inc.	12,090	1,330,142
	QUALCOMM, Inc.	52,811	6,980,030
	Roper Technologies, Inc.	3,578	1,764,133
*	Salesforce, Inc.	32,588	7,332,626
*	Samsara, Inc., Class A	6,978	194,965
#	Seagate Technology Holdings PLC	8,085	513,398
*	ServiceNow, Inc.	4,528	2,639,824
	Skyworks Solutions, Inc.	10,026	1,146,674
*	Snowflake, Inc., Class A	3,815	677,964
*	SolarEdge Technologies, Inc.	1,688	407,584
*	Splunk, Inc.	3,957	428,662
*	Super Micro Computer, Inc.	500	165,135
*	Synopsys, Inc.	4,293	1,939,577
	TE Connectivity Ltd.	13,553	1,944,720
*	Teledyne Technologies, Inc.	3,310	1,272,794
	Teradyne, Inc.	11,940	1,348,504

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Texas Instruments, Inc.	34,618	$6,231,240
*	Trimble, Inc.	17,675	950,915
*	Twilio, Inc., Class A	8,933	589,846
*	Tyler Technologies, Inc.	1,743	691,326
#*	UiPath, Inc., Class A	17,382	314,267
#*	Unity Software, Inc.	22,470	1,030,025
*	VeriSign, Inc.	3,746	790,219
*	VMware, Inc., Class A	7,951	1,253,316
*	Western Digital Corp.	20,636	878,268
*	Workday, Inc., Class A	3,528	836,595
*	Zebra Technologies Corp., Class A	3,118	960,219
*	Zoom Video Communications, Inc., Class A	10,259	752,498
*	Zscaler, Inc.	2,717	435,752
TOTAL INFORMATION TECHNOLOGY			421,621,176
MATERIALS — (3.7%)
	Air Products & Chemicals, Inc.	8,086	2,468,898
	Albemarle Corp.	6,251	1,326,962
	Amcor PLC	141,765	1,454,509
	AptarGroup, Inc.	8,457	1,027,187
	Avery Dennison Corp.	4,736	871,471
	Ball Corp.	19,115	1,121,859
	Berry Global Group, Inc.	7,192	471,579
#	Celanese Corp.	15,715	1,970,504
	CF Industries Holdings, Inc.	16,618	1,364,006
	Corteva, Inc.	25,393	1,432,927
	Crown Holdings, Inc.	14,348	1,330,921
	Dow, Inc.	43,139	2,436,059
	DuPont de Nemours, Inc.	18,431	1,430,799
	Eastman Chemical Co.	15,556	1,331,283
	Ecolab, Inc.	9,119	1,670,054
	FMC Corp.	8,248	793,705
	Freeport-McMoRan, Inc.	61,406	2,741,778
	International Flavors & Fragrances, Inc.	11,034	933,587
	International Paper Co.	30,074	1,084,469
	Linde PLC	18,643	7,283,261
	LyondellBasell Industries NV, Class A	41,038	4,057,017
	Martin Marietta Materials, Inc.	4,677	2,088,093
	Mosaic Co.	28,274	1,152,448
	Newmont Corp.	35,737	1,533,832
	Nucor Corp.	20,037	3,448,167
	Packaging Corp. of America	12,109	1,856,915
	PPG Industries, Inc.	14,198	2,043,092
	Reliance Steel & Aluminum Co.	8,877	2,599,718
	RPM International, Inc.	13,194	1,363,072
	Sherwin-Williams Co.	10,823	2,992,560
	Southern Copper Corp.	5,635	492,724
	Steel Dynamics, Inc.	26,812	2,857,623
	Vulcan Materials Co.	9,940	2,191,770
	Westlake Corp.	6,774	931,425
	WestRock Co.	5,591	186,124
TOTAL MATERIALS			64,340,398
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	27,838	2,319,184
*	CoStar Group, Inc.	21,040	1,766,729
*	Zillow Group, Inc., Class A	5,703	303,513

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Zillow Group, Inc., Class C	6,095	$330,105
TOTAL REAL ESTATE			4,719,531
UTILITIES — (2.0%)
	AES Corp.	21,998	475,817
	Alliant Energy Corp.	8,692	467,108
	Ameren Corp.	8,985	769,745
	American Electric Power Co., Inc.	17,907	1,517,439
	American Water Works Co., Inc.	6,163	908,611
	Atmos Energy Corp.	5,126	623,885
#	Avangrid, Inc.	2,608	96,705
	Brookfield Renewable Corp., Class A	12,100	377,157
	CenterPoint Energy, Inc.	22,462	675,882
	CMS Energy Corp.	10,354	632,319
	Consolidated Edison, Inc.	11,744	1,114,036
	Constellation Energy Corp.	11,580	1,119,207
	Dominion Energy, Inc.	26,956	1,443,494
	DTE Energy Co.	6,698	765,581
	Duke Energy Corp.	25,857	2,420,732
	Edison International	8,123	584,531
	Entergy Corp.	7,258	745,397
	Essential Utilities, Inc.	9,352	395,496
	Evergy, Inc.	7,152	428,905
	Eversource Energy	11,615	840,113
	Exelon Corp.	33,009	1,381,757
	FirstEnergy Corp.	20,207	795,954
	NextEra Energy, Inc.	66,209	4,853,120
	NiSource, Inc.	14,351	399,532
	NRG Energy, Inc.	12,308	467,581
*	PG&E Corp.	45,405	799,582
	Pinnacle West Capital Corp.	1,600	132,512
	PPL Corp.	18,293	503,606
	Public Service Enterprise Group, Inc.	16,884	1,065,718
	Sempra	10,837	1,614,930
	Southern Co.	36,657	2,651,767
	Vistra Corp.	60,172	1,688,426
	WEC Energy Group, Inc.	10,814	971,746
	Xcel Energy, Inc.	19,112	1,198,896
TOTAL UTILITIES			34,927,287
TOTAL COMMON STOCKS Cost ($772,103,822)			1,714,280,286

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	4,782,798	4,782,798
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	901,914	10,432,443
TOTAL INVESTMENTS — (100.0%)
(Cost $787,318,452)^^			$1,729,495,527

U.S. Large Cap Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$140,804,763	$10,291	—	$140,815,054
Consumer Discretionary	188,254,501	—	—	188,254,501
Consumer Staples	114,050,811	—	—	114,050,811
Energy	101,845,072	—	—	101,845,072
Financials	222,757,969	—	—	222,757,969
Health Care	229,617,989	—	$34,857	229,652,846
Industrials	191,295,641	—	—	191,295,641
Information Technology	421,621,176	—	—	421,621,176
Materials	64,340,398	—	—	64,340,398
Real Estate	4,719,531	—	—	4,719,531
Utilities	34,927,287	—	—	34,927,287
Temporary Cash Investments	4,782,798	—	—	4,782,798
Securities Lending Collateral	—	10,432,443	—	10,432,443
TOTAL	$1,719,017,936	$10,442,734	$34,857^	$1,729,495,527

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (65.4%)
AUSTRALIA — (2.4%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,893,579
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,195,817
Ω	4.625%, 04/29/24		7,350	7,282,179
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		12,425	11,967,373
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,691,327
TOTAL AUSTRALIA				32,030,275
CANADA — (7.8%)
Bank of Montreal
	2.500%, 06/28/24		3,000	2,915,773
	0.625%, 07/09/24		1,350	1,287,055
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
(r)	5.598%, 07/09/24		2,000	1,992,460
Bank of Nova Scotia
#	0.700%, 04/15/24		11,620	11,213,525
	0.650%, 07/31/24		600	570,578
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.715%, 07/31/24		1,000	997,005
(r)	SOFR + 0.460%, FRN, 5.738%, 01/10/25		1,205	1,200,245
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,040,402
Brookfield Finance, Inc.
	4.000%, 04/01/24		1,066	1,051,778
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,418,741
	1.000%, 10/18/24		5,000	4,725,522
	2.250%, 01/28/25		5,000	4,762,146
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	8,048,722
Enbridge, Inc.
	4.000%, 10/01/23		7,000	6,976,090
	2.500%, 01/15/25		1,920	1,834,958
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,838,075
National Bank of Canada
	0.750%, 08/06/24		9,350	8,882,331
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	$1,332,112
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,753,801
	0.650%, 07/29/24		1,750	1,664,885
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.695%, 07/29/24		7,750	7,725,333
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,853,296
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,464,073
	0.700%, 09/10/24		3,000	2,839,915
TOTAL CANADA				105,388,821
DENMARK — (0.5%)
Danske Bank AS
Ω	5.375,01/12/24		7,132	7,094,622
FRANCE — (4.3%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,770,746
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,766,053
BPCE SA
	4.000%, 04/15/24		500	493,669
#,Ω	2.375,01/14/25		14,485	13,662,645
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,496,597
#	3.250%, 10/04/24		5,000	4,853,662
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,361,556
Ω	2.625%, 01/22/25		1,840	1,747,340
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,833,821
TOTAL FRANCE				57,986,089
GERMANY — (3.4%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,476,550
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,816,447
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,935,529

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.791%, 04/01/24		8,000	$8,007,800
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,476,260
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,347,648
	1.500%, 07/24/24	AUD	8,800	5,743,299
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,091,081
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24		1,500	1,453,321
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,603,213
TOTAL GERMANY				45,951,148
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,107,192
#	2.875%, 08/14/24		2,450	2,367,356
	3.500%, 01/15/25		3,000	2,895,222
TOTAL IRELAND				12,369,770
ITALY — (0.7%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,686,240
	2.375%, 10/17/24		2,000	1,915,132
TOTAL ITALY				9,601,372
JAPAN — (5.7%)
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	2,971,471
	0.550%, 07/12/24		8,000	7,630,672
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		9,800	9,275,468
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,945,375
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	7,979,011
	5.099%, 07/03/25		3,000	2,955,724
ORIX Corp.
	3.250%, 12/04/24		5,000	4,815,463
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,222,018
	2.348%, 01/15/25		5,500	5,236,612
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,446,066
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
#Ω	0.850%, 03/25/24		750	$726,063
Ω	0.800%, 09/16/24		643	607,517
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,804,408
	0.625%, 09/13/24		1,600	1,516,338
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.631%, 02/22/24		800	800,230
(r)	SOFR + 0.890%, FRN, 5.976%, 05/18/26		2,100	2,113,965
TOTAL JAPAN				77,046,401
NETHERLANDS — (0.9%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,729,086
ING Groep NV
	3.550%, 04/09/24		5,000	4,921,527
TOTAL NETHERLANDS				11,650,613
NEW ZEALAND — (2.5%)
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,180,625
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	27,387,376
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	908,972
TOTAL NEW ZEALAND				33,476,973
SPAIN — (0.9%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,736,179
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,882,246
TOTAL SPAIN				11,618,425
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	8,066,725
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	4,020,893
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	673,189
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	673,046
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,609,128

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	$9,077,429
	0.375%, 09/20/24		7,550	7,133,872
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,254,282
SWEDEN — (1.8%)
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24		26,136	24,696,617
SWITZERLAND — (0.2%)
UBS AG
Ω	1.375%, 01/13/25		3,000	2,819,444
UNITED KINGDOM — (3.1%)
BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,413,548
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,821,263
LSEGA Financing PLC
#Ω	0.650%, 04/06/24		3,000	2,892,267
NatWest Markets PLC
Ω	0.800%, 08/12/24		12,000	11,383,728
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		10,158	9,897,798
TOTAL UNITED KINGDOM				41,408,604
UNITED STATES — (27.9%)
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,170,840
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,097,925
American Tower Corp.
	3.375%, 05/15/24		1,900	1,863,631
	4.000%, 06/01/25		3,500	3,398,474
Ameriprise Financial, Inc.
	3.000%, 04/02/25		5,000	4,802,622
Apple, Inc.
	3.350%, 01/10/24	AUD	1,500	1,001,958
Arizona Public Service Co.
	3.350%, 06/15/24		4,328	4,219,042
Arrow Electronics, Inc.
	3.250%, 09/08/24		1,500	1,455,860
Bank of America Corp.
	4.125%, 01/22/24		5,000	4,975,345
Booking Holdings, Inc.
	3.650%, 03/15/25		6,300	6,143,243
Boston Scientific Corp.
	3.450%, 03/01/24		875	863,149
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Broadcom Corp./Broadcom Cayman Finance Ltd.
	3.625%, 01/15/24	8,000	$7,912,601
	Campbell Soup Co.
	3.300%, 03/19/25	9,600	9,260,641
Capital One Financial Corp.
	3.300%, 10/30/24	1,486	1,435,237
	3.200%, 02/05/25	6,400	6,110,571
	Cardinal Health, Inc.
	3.079%, 06/15/24	9,750	9,520,369
	Charles Schwab Corp.
	0.750%, 03/18/24	7,335	7,100,510
Charles Schwab Corp., Floating Rate Note,
(r)	SOFR + 0.500%, FRN, 5.721%, 03/18/24	3,073	3,066,655
(r)	SOFR + 0.520%, FRN, 5.646%, 05/13/26	2,000	1,973,359
	Cigna Group
	3.500%, 06/15/24	11,773	11,561,764
CNA Financial Corp.
	7.250%, 11/15/23	1,390	1,394,531
	3.950%, 05/15/24	2,000	1,969,652
	Constellation Energy Generation LLC
	3.250%, 06/01/25	14,900	14,265,751
	Devon Energy Corp.
	5.250%, 09/15/24	400	398,254
	Discover Bank
	2.450%, 09/12/24	3,900	3,722,620
	Discover Financial Services
	3.950%, 11/06/24	2,796	2,720,947
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,727	6,447,980
Edison International
	3.550%, 11/15/24	3,000	2,907,290
	4.950%, 04/15/25	6,920	6,815,403
Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,933,528
	2.375%, 01/15/25	13,500	12,906,695
	Energy Transfer LP
	4.050%, 03/15/25	1,804	1,757,053
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,962,386
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,486,096
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,944,552
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,859,370

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	$3,209,220
	Flex Ltd.
	4.750%, 06/15/25	1,000	978,734
General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,993,572
	1.200%, 10/15/24	2,000	1,895,529
	3.800%, 04/07/25	3,500	3,398,058
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	2,000	1,936,863
	Gilead Sciences, Inc.
	3.500%, 02/01/25	2,885	2,811,240
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,269,503
	Global Payments, Inc.
	2.650%, 02/15/25	2,600	2,478,385
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,840,022
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,430,215
	Host Hotels & Resorts LP
	3.875%, 04/01/24	2,000	1,964,017
International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,731,079
	3.000%, 05/15/24	11,000	10,792,594
	John Deere Capital Corp.
	2.050%, 01/09/25	4,100	3,925,951
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	485,442
	Kemper Corp.
	4.350%, 02/15/25	7,500	7,265,438
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	981,671
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,332,131
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	741,104
	Lazard Group LLC
	3.750%, 02/13/25	3,085	2,977,871
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,963,144
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	568,922
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,836,791
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,157,495
	MPLX LP
	4.875%, 12/01/24	3,750	3,702,252
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	5,683	$5,527,199
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,960,677
Oracle Corp.
	2.950%, 11/15/24	10,000	9,690,586
	2.500%, 04/01/25	2,200	2,098,356
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	2,022	2,022,000
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	9,802,798
	Phillips 66
	3.850%, 04/09/25	354	344,301
	Realty Income Corp.
	3.875%, 07/15/24	9,457	9,279,834
	RTX Corp.
	3.200%, 03/15/24	4,040	3,979,504
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,922,499
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,622,170
	Truist Financial Corp.
	2.500%, 08/01/24	280	270,954
	UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,867,310
Ventas Realty LP
	2.650%, 01/15/25	1,000	947,031
	3.500%, 02/01/25	9,600	9,220,231
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.737%, 03/22/24	811	811,415
	Wells Fargo & Co.
	3.300%, 09/09/24	5,000	4,885,134
	Welltower OP LLC
	4.500%, 01/15/24	8,500	8,425,016
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,775,848
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,903,813
	TOTAL UNITED STATES		375,449,823
	TOTAL BONDS		880,843,279
U.S. TREASURY OBLIGATIONS — (33.5%)
	U.S. Treasury Bills
~«∞	5.422%, 10/26/23	15,000	14,811,418
U.S. Treasury Notes
~«	0.125%, 08/15/23	35,500	35,426,910
~«	0.125%, 09/15/23	21,000	20,865,469
	0.500%, 11/30/23	68,000	66,910,938

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

	0.750%, 12/31/23	43,000	$42,183,672
U.S. Treasury Notes, Floating Rate Note,
(r)~«	3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24	85,000	85,109,251
(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25	25,000	25,052,379
(r)~«	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25	160,000	160,170,931
TOTAL U.S. TREASURY OBLIGATIONS			450,530,968
COMMERCIAL PAPER — (0.4%)
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
Ω	5.336%, 08/14/23	1,500	1,496,926
UNITED STATES — (0.3%)
Parker-Hannifin Corp.
Ω	5.540%, 08/09/23	2,000	1,997,269
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walt Disney Co.
Ω	5.354%, 09/06/23	2,500	$2,486,246
TOTAL UNITED STATES			4,483,515
TOTAL COMMERCIAL PAPER (Cost $5,981,783)			5,980,441
TOTAL INVESTMENT SECURITIES (Cost $1,372,894,361)			1,337,354,688

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	824,947	9,542,157
TOTAL INVESTMENTS — (100.0%)
(Cost $1,382,435,801)^^			$1,346,896,845

As of July 31, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	45,366,157	USD	27,988,651	State Street Bank and Trust	08/01/23	$188,264
USD	55,429,292	AUD	81,235,790	HSBC Bank	08/18/23	833,224
Total Appreciation						$1,021,488
USD	27,235,355	NZD	45,366,157	State Street Bank and Trust	08/01/23	$(941,560)
USD	11,290,195	CAD	14,908,996	Citibank, N.A.	08/22/23	(19,348)
USD	28,149,826	NZD	45,626,072	State Street Bank and Trust	08/29/23	(189,857)
Total (Depreciation)						$(1,150,765)
Total Appreciation (Depreciation)						$(129,277)
As of July 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	144	12/14/23	$3,913,952	$3,693,600	$(220,352)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
CBOT Soybean Futures	66	11/14/23	$4,190,238	$4,394,775	$204,537
CBOT Soybean Meal Futures	63	12/14/23	2,389,105	2,494,170	105,065
CBOT Soybean Oil Futures	74	12/14/23	2,482,920	2,663,556	180,636
CBOT Wheat Futures	64	12/14/23	2,376,241	2,213,600	(162,641)
CME Lean Hogs Futures	47	10/13/23	1,490,608	1,616,800	126,192
CME Live Cattle Futures	45	10/31/23	3,190,991	3,231,450	40,459
COMEX Copper Futures	46	12/27/23	4,531,158	4,628,750	97,592
COMEX Gold 100 Troy Oz. Futures	68	12/27/23	13,339,934	13,662,560	322,626
COMEX Silver Futures	33	12/27/23	4,068,509	4,180,275	111,766
ICE Brent Crude Oil Futures	79	09/29/23	5,904,471	6,711,050	806,579
ICE Gas Oil Futures	28	11/10/23	2,279,970	2,328,900	48,930
KCBT Hard Red Winter Wheat Futures	36	12/14/23	1,598,804	1,493,100	(105,704)
LME Lead Futures	30	09/18/23	1,558,525	1,616,250	57,725
LME Lead Futures	15	11/13/23	808,380	806,156	(2,224)
LME Nickel Futures	28	09/18/23	3,452,940	3,729,936	276,996
LME Nickel Futures	14	11/13/23	1,878,723	1,877,232	(1,491)
LME Primary Aluminum Futures	123	09/18/23	6,770,235	6,974,131	203,896
LME Primary Aluminum Futures	61	11/13/23	3,407,125	3,493,409	86,284
LME Zinc Futures	67	09/18/23	3,928,121	4,296,894	368,773
LME Zinc Futures	33	11/13/23	2,123,080	2,118,237	(4,843)
NYBOT CSC ’C’ Coffee Futures	41	12/18/23	2,490,415	2,529,957	39,542
NYBOT CSC No. 11 World Sugar Futures	103	09/29/23	2,616,048	2,781,329	165,281
NYBOT CTN No. 2 Cotton Futures	31	12/06/23	1,203,720	1,313,160	109,440
NYMEX Henry Hub Natural Gas Futures	201	10/27/23	6,317,006	6,317,430	424
NYMEX Light Sweet Crude Oil Futures	90	10/20/23	7,114,780	7,275,600	160,820
NYMEX NY Harbor ULSD Futures	15	10/31/23	1,779,091	1,829,268	50,177
NYMEX Reformulated Gasoline Blend Futures	20	10/31/23	2,077,592	2,107,476	29,884
Total			$99,282,682	$102,379,051	$3,096,369
Short Position contracts:
LME Lead Futures	(30)	09/18/23	(1,590,346)	(1,616,250)	(25,904)
LME Nickel Futures	(28)	09/18/23	(3,656,208)	(3,729,936)	(73,728)
LME Primary Aluminum Futures	(123)	09/18/23	(6,764,968)	(6,974,131)	(209,163)
LME Zinc Futures	(67)	09/18/23	(4,135,056)	(4,296,894)	(161,838)
Total			$(16,146,578)	$(16,617,211)	$(470,633)
Total Futures Contracts			$83,136,104	$85,761,840	$2,625,736
As of July 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	172,642,775	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/29/23	—	—	$(375,193)	$(375,193)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	290,004,927	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/29/23	—	—	(74,177)	(74,177)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	331,706,973	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/27/23	—	—	(2,035,556)	(2,035,556)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	132,270,396	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/27/23	—	—	$(1,127,103)	$(1,127,103)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	480,083,759	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/27/23	—	—	1,641,513	1,641,513
Total						—	—	$(1,970,516)	$(1,970,516)
*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.10%	$ 5,349,977
CBOT Corn Futures	4.32%	7,462,313
NYMEX Light Sweet Crude Oil Futures	8.48%	14,641,848
ICE Brent Crude Oil Futures	7.81%	13,485,533
NYBOT CTN No. 2 Cotton Futures	1.54%	2,659,798
COMEX Gold 100 Troy Oz. Futures	15.95%	27,541,929
COMEX Copper Futures	5.38%	9,285,634
NYMEX NY Harbor ULSD Futures	2.08%	3,599,232
NYBOT CSC 'C' Coffee Futures	2.97%	5,126,148
KCBT Hard Red Winter Wheat Futures	1.75%	3,018,019
LME Primary Aluminum Futures	4.09%	7,059,979
CME Live Cattle Futures	3.80%	6,557,508
CME Lean Hogs Futures	1.87%	3,222,496
LME Lead Futures	0.91%	1,573,755
LME Nickel Futures	2.21%	3,822,236
LME Zinc Futures	2.46%	4,249,526
NYMEX Henry Hub Natural Gas Futures	7.35%	12,693,174
ICE Gasoil Futures	2.70%	4,657,284
CBOT Soybean Futures	5.16%	8,905,488
NYBOT CSC No. 11 World Sugar Futures	3.25%	5,608,287
COMEX Silver Futures	4.85%	8,367,376
CBOT Soybean Meal Futures	2.92%	5,046,985
CBOT Wheat Futures	2.60%	4,485,404
NYMEX Reformulated Gasoline Blend Futures	2.45%	4,222,846
Total Notional Amount		$ 172,642,775
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.76%	$ 10,906,807
CBOT Corn Futures	3.45%	9,995,289
NYMEX Light Sweet Crude Oil Futures	10.37%	30,074,163

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.89%	22,866,490
NYBOT CTN No. 2 Cotton Futures	1.56%	4,516,989
COMEX Gold 100 Troy Oz. Futures	12.90%	37,400,727
COMEX Copper Futures	5.40%	15,652,471
NYMEX NY Harbor ULSD Futures	2.51%	7,287,259
NYBOT CSC 'C' Coffee Futures	2.99%	8,685,369
KCBT Hard Red Winter Wheat Futures	1.78%	5,149,167
LME Primary Aluminum Futures	3.26%	9,458,922
CME Live Cattle Futures	3.84%	11,131,008
CME Lean Hogs Futures	2.26%	6,564,010
LME Lead Futures	0.92%	2,682,409
LME Nickel Futures	2.22%	6,447,208
LME Zinc Futures	2.48%	7,204,454
NYMEX Henry Hub Natural Gas Futures	7.59%	22,003,497
ICE Gasoil Futures	3.36%	9,734,107
CBOT Soybean Futures	5.25%	15,229,125
NYBOT CSC No. 11 World Sugar Futures	3.29%	9,541,058
COMEX Silver Futures	3.86%	11,201,665
CBOT Soybean Meal Futures	3.55%	10,280,820
CBOT Wheat Futures	2.07%	6,017,247
NYMEX Reformulated Gasoline Blend Futures	3.44%	9,974,664
Total Notional Amount		$ 290,004,927
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.76%	$ 12,475,181
CBOT Corn Futures	3.45%	11,432,588
NYMEX Light Sweet Crude Oil Futures	10.37%	34,398,759
ICE Brent Crude Oil Futures	7.88%	26,154,639
NYBOT CTN No. 2 Cotton Futures	1.56%	5,166,522
COMEX Gold 100 Troy Oz. Futures	12.90%	42,778,867
COMEX Copper Futures	5.40%	17,903,261
NYMEX NY Harbor ULSD Futures	2.51%	8,335,150
NYBOT CSC 'C' Coffee Futures	3.00%	9,934,305
KCBT Hard Red Winter Wheat Futures	1.78%	5,889,606
LME Primary Aluminum Futures	3.26%	10,819,093
CME Live Cattle Futures	3.84%	12,731,622
CME Lean Hogs Futures	2.26%	7,507,900
LME Lead Futures	0.92%	3,068,134
LME Nickel Futures	2.22%	7,374,302
LME Zinc Futures	2.48%	8,240,438
NYMEX Henry Hub Natural Gas Futures	7.59%	25,167,550
ICE Gasoil Futures	3.36%	11,133,850
CBOT Soybean Futures	5.25%	17,419,038
NYBOT CSC No. 11 World Sugar Futures	3.29%	10,913,041
COMEX Silver Futures	3.86%	12,812,439
CBOT Soybean Meal Futures	3.55%	11,759,178
CBOT Wheat Futures	2.07%	6,882,514
NYMEX Reformulated Gasoline Blend Futures	3.44%	11,408,998
Total Notional Amount		$ 331,706,973

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.10%	$ 4,098,889
CBOT Corn Futures	4.32%	5,717,257
NYMEX Light Sweet Crude Oil Futures	8.48%	11,217,864
ICE Brent Crude Oil Futures	7.81%	10,331,952
NYBOT CTN No. 2 Cotton Futures	1.54%	2,037,806
COMEX Gold 100 Troy Oz. Futures	15.95%	21,101,270
COMEX Copper Futures	5.38%	7,114,195
NYMEX NY Harbor ULSD Futures	2.08%	2,757,554
NYBOT CSC 'C' Coffee Futures	2.97%	3,927,402
KCBT Hard Red Winter Wheat Futures	1.75%	2,312,258
LME Primary Aluminum Futures	4.09%	5,409,008
CME Live Cattle Futures	3.80%	5,024,040
CME Lean Hogs Futures	1.87%	2,468,918
LME Lead Futures	0.91%	1,205,733
LME Nickel Futures	2.21%	2,928,409
LME Zinc Futures	2.46%	3,255,778
NYMEX Henry Hub Natural Gas Futures	7.35%	9,724,885
ICE Gasoil Futures	2.70%	3,568,182
CBOT Soybean Futures	5.16%	6,822,946
NYBOT CSC No. 11 World Sugar Futures	3.25%	4,296,793
COMEX Silver Futures	4.85%	6,410,672
CBOT Soybean Meal Futures	2.92%	3,866,752
CBOT Wheat Futures	2.60%	3,436,496
NYMEX Reformulated Gasoline Blend Futures	2.45%	3,235,337
Total Notional Amount		$ 132,270,396
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.10%	$ 14,877,177
CBOT Corn Futures	4.32%	20,751,146
NYMEX Light Sweet Crude Oil Futures	8.48%	40,715,945
ICE Brent Crude Oil Futures	7.81%	37,500,471
NYBOT CTN No. 2 Cotton Futures	1.54%	7,396,347
COMEX Gold 100 Troy Oz. Futures	15.95%	76,588,394
COMEX Copper Futures	5.38%	25,821,422
NYMEX NY Harbor ULSD Futures	2.08%	10,008,717
NYBOT CSC 'C' Coffee Futures	2.97%	14,254,754
KCBT Hard Red Winter Wheat Futures	1.75%	8,392,485
LME Primary Aluminum Futures	4.09%	19,632,336
CME Live Cattle Futures	3.80%	18,235,069
CME Lean Hogs Futures	1.87%	8,961,093
LME Lead Futures	0.91%	4,376,285
LME Nickel Futures	2.21%	10,628,847
LME Zinc Futures	2.46%	11,817,052
NYMEX Henry Hub Natural Gas Futures	7.35%	35,297,084
ICE Gasoil Futures	2.70%	12,950,942
CBOT Soybean Futures	5.16%	24,764,315
NYBOT CSC No. 11 World Sugar Futures	3.25%	15,595,483
COMEX Silver Futures	4.85%	23,267,938
CBOT Soybean Meal Futures	2.92%	14,034,619
CBOT Wheat Futures	2.60%	12,472,980

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Reformulated Gasoline Blend Futures	2.45%	11,742,859
Total Notional Amount		$ 480,083,759
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$32,030,275	—	$32,030,275
Canada	—	105,388,821	—	105,388,821
Denmark	—	7,094,622	—	7,094,622
France	—	57,986,089	—	57,986,089
Germany	—	45,951,148	—	45,951,148
Ireland	—	12,369,770	—	12,369,770
Italy	—	9,601,372	—	9,601,372
Japan	—	77,046,401	—	77,046,401
Netherlands	—	11,650,613	—	11,650,613
New Zealand	—	33,476,973	—	33,476,973
Spain	—	11,618,425	—	11,618,425
Supranational Organization Obligations	—	32,254,282	—	32,254,282
Sweden	—	24,696,617	—	24,696,617
Switzerland	—	2,819,444	—	2,819,444
United Kingdom	—	41,408,604	—	41,408,604
United States	—	375,449,823	—	375,449,823
U.S. Treasury Obligations	—	450,530,968	—	450,530,968
Commercial Paper	—	5,980,441	—	5,980,441
Securities Lending Collateral	—	9,542,157	—	9,542,157
Forward Currency Contracts**	—	(129,277)	—	(129,277)
Futures Contracts**	$2,625,736	—	—	2,625,736
Swap Agreements**	—	(1,970,516)	—	(1,970,516)
TOTAL	$2,625,736	$1,344,797,052	—	$1,347,422,788
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24	13,000	$12,627,853
BONDS — (42.8%)
African Development Bank
	3.000%, 09/20/23	4,750	4,734,196
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	97,200	94,962,627
Amazon.com, Inc.
	2.730%, 04/13/24	57,205	56,084,391
	0.450%, 05/12/24	6,490	6,240,153
Asian Development Bank
#	1.625%, 03/15/24	88,600	86,492,821
Asian Infrastructure Investment Bank
	0.250%, 09/29/23	77,611	76,965,726
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	5.858%, 07/03/25	19,780	19,824,852
BNG Bank NV
	3.000%, 09/20/23	67,050	66,825,136
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	5,795	5,710,271
	0.375%, 05/27/24	45,880	43,925,971
Canadian Imperial Bank of Commerce
	3.500%, 09/13/23	29,475	29,393,491
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25	41,250	41,270,419
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.684%, 07/07/25	19,988	19,910,906
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)	5.839%, 03/14/25	13,100	13,134,476
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.590%, 01/12/24	90,475	90,471,381
		Face Amount	Value†
		(000)

Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	5.829%, 07/18/25	31,807	$31,891,607
CPPIB Capital, Inc.
	3.125%, 09/25/23	5,000	4,982,037
Ω	3.000%, 06/13/24	17,344	16,946,930
Dexia Credit Local SA
	3.250%, 09/26/23	29,000	28,898,225
Erste Abwicklungsanstalt
	0.250%, 08/25/23	5,000	4,983,620
	0.250%, 03/01/24	4,000	3,875,152
European Investment Bank
	2.875%, 08/15/23	10,000	9,990,266
Export Development Canada
#	2.625%, 02/21/24	11,175	10,995,798
	0.496%, 04/08/24	11,400	11,013,317
FMS Wertmanagement
	0.375%, 05/06/24	13,800	13,263,425
Inter-American Development Bank
#	3.000%, 10/04/23	56,834	56,588,153
	0.250%, 11/15/23	52,700	51,913,406
	2.625%, 01/16/24	10,000	9,864,634
#	3.000%, 02/21/24	13,917	13,717,354
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.492%, 03/22/24	75,000	74,986,434
International Bank for Reconstruction & Development
	3.000%, 09/27/23	51,468	51,269,167
Kommunalbanken AS
	0.250%, 12/08/23	1,800	1,767,366
	2.750%, 02/05/24	33,400	32,905,613
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	5.476%, 10/27/23	99,000	98,977,230
Kommunekredit
	1.000%, 12/15/23	9,000	8,848,135
Kommuninvest I Sverige AB
Ω	0.250%, 08/09/23	3,373	3,369,696
	0.250%, 09/15/23	4,000	3,975,546
	3.250%, 01/16/24	21,302	21,069,349
	0.375%, 02/16/24	12,600	12,248,586
Ω	0.375%, 02/16/24	33,000	32,079,960
	1.375%, 05/08/24	11,750	11,375,645

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Kreditanstalt fuer Wiederaufbau
#	0.250%, 03/08/24	11,662	$11,298,961
Kuntarahoitus Oyj
	2.500%, 11/15/23	8,322	8,248,567
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	53,934,900
Landwirtschaftliche Rentenbank
#	3.125%, 11/14/23	3,300	3,277,927
	2.375%, 01/23/24	19,000	18,707,704
National Australia Bank Ltd.
	5.132%, 11/22/24	24,475	24,387,573
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
#(r)Ω	5.838%, 05/13/25	11,110	11,142,768
Nordea Bank Abp
#Ω	0.625%, 05/24/24	17,000	16,313,567
Oesterreichische Kontrollbank AG
#	3.125%, 11/07/23	404	401,416
OMERS Finance Trust
	2.500%, 05/02/24	10,000	9,760,750
Ontario Teachers' Finance Trust
	0.375%, 09/29/23	22,085	21,900,174
Province of Alberta Canada
#	3.350%, 11/01/23	47,013	46,753,816
	2.950%, 01/23/24	80,347	79,323,841
Province of Ontario Canada
#	3.400%, 10/17/23	13,700	13,636,589
	3.050%, 01/29/24	125,100	123,495,269
Province of Quebec Canada
	2.500%, 04/09/24	15,715	15,379,665
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	83,000	81,111,309
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω	5.532%, 09/11/23	34,000	33,997,246
Svensk Exportkredit AB
	0.250%, 09/29/23	2,500	2,478,225
	0.500%, 11/10/23	36,585	36,086,117
#	1.750%, 12/12/23	32,519	32,076,901
	0.375%, 03/11/24	6,000	5,813,485
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,933	2,916,323
Ω	0.550%, 06/11/24	12,750	12,186,757
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,951,340
Westpac Banking Corp.
#	3.300%, 02/26/24	14,350	14,169,605
	Face Amount	Value†
	(000)

5.350%, 10/18/24	88,450	$88,246,941
TOTAL BONDS		2,050,741,204
U.S. TREASURY OBLIGATIONS — (42.1%)
U.S. Treasury Notes
0.250%, 09/30/23	302,000	299,428,283
0.125%, 10/15/23	357,000	353,206,875
0.375%, 10/31/23	355,000	350,673,437
0.250%, 11/15/23	207,500	204,476,661
0.500%, 11/30/23	220,000	216,476,564
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r) 5.510%, 04/30/25	224,000	224,239,304
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r) 5.551%, 01/31/25	371,750	372,528,872
TOTAL U.S. TREASURY OBLIGATIONS		2,021,029,996

COMMERCIAL PAPER — (14.0%)
Australia & New Zealand Banking Group Ltd.
Ω	5.658%, 11/08/23	25,000	24,629,097
Ω	5.660%, 12/12/23	3,850	3,772,429
Ω	5.799%, 01/08/24	29,350	28,634,897
Ω	5.465%, 02/20/24	49,000	47,485,051
Ω	0.010%, 02/20/24	16,500	15,989,864
Bank of Montreal
	5.804%, 01/18/24	10,000	9,736,185
	5.831%, 01/19/24	50,000	48,672,733
	5.846%, 02/07/24	25,000	24,260,406
	5.884%, 02/12/24	50,000	48,481,272
Bank of Nova Scotia
Ω	5.547%, 08/24/23	35,000	34,876,660
Canadian Imperial Bank of Commerce
Ω	5.746%, 01/05/24	10,000	9,757,558
Ω	5.731%, 01/09/24	50,000	48,756,650
Ω	5.779%, 12/01/23	25,000	24,537,042
Ω	5.770%, 01/18/24	25,000	24,342,956
Cooperatieve Rabobank UA
	5.805%, 02/15/24	15,000	14,515,250
DNB Bank ASA
Ω	5.763%, 01/03/24	15,000	14,642,175
Ω	5.693%, 12/07/23	25,000	24,511,771
Ω	5.784%, 01/10/24	50,000	48,752,144
Ω	5.779%, 01/19/24	25,000	24,340,428
Ω	5.818%, 01/31/24	25,000	24,293,133
Export Development Canada
	5.716%, 01/17/24	15,000	14,612,967

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Royal Bank of Canada
	5.798%, 02/20/24	25,000	$24,201,000
Ω	5.779%, 02/08/24	25,000	24,210,333
Toronto-Dominion Bank
Ω	5.733%, 01/17/24	35,200	34,279,295
Ω	5.714%, 11/27/23	30,000	29,459,740
TOTAL COMMERCIAL PAPER (Cost $671,857,712)			671,751,036
TOTAL INVESTMENT SECURITIES (Cost $4,785,181,633)			4,756,150,089

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	12,760,237	$12,760,237
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	2,377,395	27,499,332
TOTAL INVESTMENTS — (100.0%)
(Cost $4,825,441,202)^^			$4,796,409,658

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$12,627,853	—	$12,627,853
Bonds	—	2,050,741,204	—	2,050,741,204
U.S. Treasury Obligations	—	2,021,029,996	—	2,021,029,996
Commercial Paper	—	671,751,036	—	671,751,036
Temporary Cash Investments	$12,760,237	—	—	12,760,237
Securities Lending Collateral	—	27,499,332	—	27,499,332
TOTAL	$12,760,237	$4,783,649,421	—	$4,796,409,658

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (66.5%)
AUSTRALIA — (6.1%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	5.858%, 07/03/25		19,780	$19,824,852
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	7,000	4,638,247
Commonwealth Bank of Australia, Floating Rate Note,
(r)	3M Swap + 1.130%, FRN, 5.431%, 01/11/24	AUD	37,100	25,006,125
(r)	SOFR + 0.740%, FRN, 5.839%, 03/14/25		9,000	9,023,686
(r)Ω	SOFR + 0.740%, FRN, 5.960%, 03/14/25		4,000	4,010,527
(r)Ω	SOFR + 0.400%, FRN, 5.684%, 07/07/25		22,425	22,338,507
(r)	3M Swap + 0.800%, FRN, 4.719%, 08/18/25	AUD	1,500	1,010,259
(r)	3M Swap + 0.900%, FRN, 5.193%, 01/13/26	AUD	3,500	2,362,734
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	992	1,058,627
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 1.040%, FRN, 4.988%, 02/26/24	AUD	7,000	4,717,723
(r)	3M Swap + 0.770%, FRN, 5.128%, 01/21/25	AUD	14,900	10,041,638
(r)Ω	SOFR + 0.760%, FRN, 5.838%, 05/13/25		11,110	11,142,768
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	42,500	28,749,514
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	50,300	34,234,541
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	53,700	36,637,241
Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	7,200	4,753,182
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	4,000	2,676,531
	1.019%, 11/18/24		9,800	9,262,894
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	2.700%, 03/17/25	AUD	4,200	$2,724,175
	3.900%, 08/11/25	AUD	10,000	6,584,973
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.950%, FRN, 4.862%, 11/16/23	AUD	10,000	6,727,519
(r)	3M Swap + 0.500%, FRN, 4.702%, 12/08/23	AUD	20,000	13,440,871
(r)	3M Swap + 0.690%, FRN, 5.005%, 03/17/25	AUD	9,300	6,257,466
(r)	3M Swap + 0.800%, FRN, 4.674%, 08/11/25	AUD	19,000	12,795,536
(r)	3M Swap + 0.750%, FRN, 4.662%, 02/16/26	AUD	13,500	9,075,628
	TOTAL AUSTRALIA			289,095,764
AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
	1.250%, 12/15/23	GBP	1,600	2,019,618
	0.250%, 09/26/24	EUR	2,000	2,111,744
	Republic of Austria Government Bond
	1.750%, 10/20/23	EUR	5,000	5,473,797
	TOTAL AUSTRIA			9,605,159
BELGIUM — (1.7%)
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	5,000	6,323,512
	1.250%, 11/26/24	EUR	12,500	13,304,917
	Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	2,430,422
Kingdom of Belgium Government Bond
	0.200%, 10/22/23	EUR	22,200	24,220,667
	2.600%, 06/22/24	EUR	31,300	34,131,717
	TOTAL BELGIUM			80,411,235
CANADA — (12.8%)
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,372,768
	Canada Government Bond
	0.500%, 11/01/23	CAD	14,500	10,872,388
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	5,000	3,717,855

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
CDP Financial, Inc.
	3.150%, 07/24/24		23,431	$22,853,698
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25		36,750	36,768,191
CPPIB Capital, Inc.
Ω	3.000%, 06/13/24		16,481	16,103,687
	0.375%, 06/20/24	EUR	9,300	9,919,616
Export Development Canada
	2.625%, 02/21/24		13,000	12,791,533
	0.496%, 04/08/24		3,400	3,284,674
OMERS Finance Trust
	2.500%, 05/02/24		10,000	9,760,750
	0.450%, 05/13/25	EUR	6,000	6,217,464
Ontario Teachers' Finance Trust
	0.375%, 09/29/23		7,874	7,808,734
	0.500%, 05/06/25	EUR	5,200	5,391,620
Ontario, Province of Canada
	0.375%, 06/14/24	EUR	4,700	5,014,018
	4.250%, 08/22/24	AUD	3,200	2,135,812
	0.875%, 01/21/25	EUR	5,500	5,799,339
Province of Alberta Canada
	3.350%, 11/01/23		12,000	11,933,844
	2.950%, 01/23/24		52,089	51,425,686
Province of Ontario Canada
	3.400%, 10/17/23		4,500	4,479,171
	3.050%, 01/29/24		124,500	122,902,965
#	3.200%, 05/16/24		7,200	7,062,021
Province of Quebec
	1.500%, 12/15/23	GBP	7,731	9,765,226
Province of Quebec Canada
	0.875%, 01/15/25	EUR	29,492	31,120,781
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	26,115	17,394,047
Royal Bank of Canada
	2.333%, 12/05/23	CAD	127,600	95,797,008
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	119,000	88,822,470
TOTAL CANADA				606,515,366
DENMARK — (3.4%)
Denmark Government Bond
	1.500%, 11/15/23	DKK	435,667	63,849,829
Δ	0.000%, 11/15/24	DKK	421,500	59,572,464
Kommunekredit
	0.125%, 08/28/23	EUR	3,200	3,509,577
	1.000%, 12/15/23		10,300	10,126,200
	0.250%, 02/16/24	EUR	9,000	9,709,587
	2.000%, 06/25/24	GBP	2,700	3,352,146
	0.750%, 08/15/24	GBP	7,732	9,432,470
TOTAL DENMARK				159,552,273
			Face Amount^	Value†
			(000)
FINLAND — (0.7%)
Finland Government Bond
Δ	0.000%, 09/15/24	EUR	5,200	$5,502,794
Kuntarahoitus Oyj
	2.500%, 11/15/23		7,568	7,501,220
	0.125%, 03/07/24	EUR	9,400	10,122,872
	5.000%, 03/20/24	AUD	6,000	4,035,158
OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	6,000	6,368,944
TOTAL FINLAND				33,530,988
FRANCE — (2.8%)
Agence Francaise de Developpement EPIC
	3.125%, 01/04/24	EUR	8,500	9,307,342
	3.125%, 06/30/24		6,200	6,057,287
BNP Paribas SA
	2.875%, 09/26/23	EUR	8,222	9,024,362
	2.375%, 05/20/24	EUR	2,000	2,172,956
Bpifrance
	0.750%, 11/25/24	EUR	12,000	12,700,417
Caisse d'Amortissement de la Dette Sociale
	0.125%, 10/25/23	EUR	7,600	8,285,326
	3.375%, 03/20/24		18,287	18,019,626
	0.375%, 05/27/24		5,720	5,476,385
	1.375%, 11/25/24	EUR	18,300	19,537,554
Dexia Credit Local SA
	0.625%, 02/03/24	EUR	9,000	9,736,503
Δ	0.000%, 05/29/24	EUR	16,800	17,897,361
SFIL SA
Δ	0.000%, 05/24/24	EUR	2,000	2,130,651
	0.125%, 10/18/24	EUR	3,800	4,000,114
SNCF Reseau
	4.500%, 01/30/24	EUR	2,400	2,643,899
Unedic Asseo
	2.375%, 05/25/24	EUR	4,000	4,344,777
TOTAL FRANCE				131,334,560
GERMANY — (4.7%)
Erste Abwicklungsanstalt
	0.010%, 11/03/23	EUR	5,000	5,446,309
	0.250%, 03/01/24		30,400	29,451,155
FMS Wertmanagement
	0.625%, 12/15/23	GBP	2,000	2,518,943
	0.375%, 05/06/24		5,000	4,805,589
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	293,700	28,903,241
	1.250%, 12/29/23	GBP	10,596	13,355,232
	0.250%, 03/08/24		15,900	15,405,032
	1.625%, 04/03/24	NOK	318,400	30,749,780
Δ	0.000%, 07/04/24	EUR	3,900	4,154,093
	0.875%, 07/18/24	GBP	1,750	2,149,087
	1.500%, 07/24/24	AUD	15,200	9,920,243
Land Berlin
	0.010%, 11/21/23	EUR	1,165	1,266,956
	0.500%, 02/10/25	EUR	1,300	1,364,787

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	840	$1,060,701
	0.250%, 02/12/24		18,062	17,552,651
	2.000%, 07/23/24		30,000	28,959,000
Landwirtschaftliche Rentenbank
	5.375%, 04/23/24	NZD	4,150	2,567,831
	0.400%, 09/23/24	AUD	5,500	3,525,893
	4.250%, 01/09/25	AUD	20,300	13,583,949
NRW Bank
	1.375%, 12/15/23	GBP	300	378,868
	1.600%, 07/31/24	AUD	4,000	2,603,213
	0.250%, 03/10/25	EUR	1,547	1,612,159
State of North Rhine-Westphalia
Δ	0.000%, 04/02/24	EUR	369	395,920
TOTAL GERMANY				221,730,632
IRELAND — (0.8%)
Ireland Government Bond
	3.400%, 03/18/24	EUR	35,000	38,487,039
NETHERLANDS — (3.6%)
BNG Bank NV
	3.000%, 09/20/23		17,000	16,942,987
	0.750%, 11/13/23	AUD	3,500	2,327,481
	2.000%, 04/12/24	GBP	18,495	23,129,295
	5.250%, 05/20/24	AUD	16,050	10,830,086
	0.250%, 06/07/24	EUR	6,300	6,730,268
	3.250%, 07/15/25	AUD	11,800	7,720,173
Cooperatieve Rabobank UA
	5.500%, 04/11/24	AUD	2,280	1,537,320
	1.375%, 01/10/25		4,468	4,214,377
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	5.829%, 07/18/25		34,481	34,572,719
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,317,708
Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	272	297,529
	1.125%, 03/15/24		10,600	10,306,655
	3.400%, 07/22/25	AUD	7,540	4,940,836
Netherlands Government Bond
Δ	0.000%, 01/15/24	EUR	11,200	12,124,762
	2.000%, 07/15/24	EUR	16,900	18,334,403
Shell International Finance BV
	0.500%, 05/11/24	EUR	4,835	5,173,082
	0.750%, 05/12/24	EUR	5,800	6,222,662
TOTAL NETHERLANDS				168,722,343
		Face Amount^	Value†
		(000)
NEW ZEALAND — (0.6%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	28,200	$16,826,231
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	23,200	14,058,773
TOTAL NEW ZEALAND			30,885,004
NORWAY — (4.0%)
DNB Bank ASA
0.600%, 09/25/23	EUR	5,100	5,581,142
0.050%, 11/14/23	EUR	300	326,263
0.250%, 04/09/24	EUR	5,700	6,104,106
Equinor ASA
2.650%, 01/15/24		30,915	30,572,070
3.700%, 03/01/24		2,678	2,645,470
Kommunalbanken AS
2.750%, 02/05/24		13,200	13,004,613
5.250%, 07/15/24	AUD	2,900	1,958,544
0.500%, 10/08/24	AUD	7,300	4,667,418
4.250%, 07/16/25	AUD	11,500	7,662,856
Norway Government Bond
3.000%, 03/14/24	NOK	1,121,500	109,833,204
1.750%, 03/13/25	NOK	68,800	6,526,973
TOTAL NORWAY			188,882,659
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.267%, 05/20/24	AUD	4,500	3,019,640
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.5%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	25,954,939
Asian Development Bank
4.500%, 09/05/23	AUD	11,500	7,726,270
1.375%, 12/15/23	GBP	31,416	39,672,623
2.450%, 01/17/24	AUD	4,185	2,785,799
1.625%, 03/15/24		22,561	22,024,430
3.500%, 05/30/24	NZD	91,000	55,441,376
1.100%, 08/15/24	AUD	17,250	11,187,162
Asian Infrastructure Investment Bank
0.250%, 09/29/23		24,500	24,296,302
European Bank for Reconstruction & Development
0.500%, 09/01/23	AUD	9,500	6,360,411
European Financial Stability Facility
0.125%, 10/17/23	EUR	1,900	2,074,653
2.125%, 02/19/24	EUR	2,300	2,508,898

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Δ	0.000%, 04/19/24	EUR	44,601	$47,832,658
	1.750%, 06/27/24	EUR	2,695	2,915,376
European Investment Bank
	0.500%, 08/10/23	AUD	12,950	8,691,207
Δ	0.000%, 10/16/23	EUR	6,933	7,570,193
	0.500%, 11/15/23	EUR	1,960	2,137,005
	0.875%, 12/15/23	GBP	2,080	2,622,354
	2.125%, 01/15/24	EUR	4,866	5,315,018
	1.500%, 01/26/24	NOK	152,610	14,816,724
Δ	0.000%, 03/15/24	EUR	23,034	24,785,437
	2.625%, 03/15/24		14,300	14,039,481
	4.125%, 04/15/24	EUR	6,000	6,621,240
	4.750%, 08/07/24	AUD	38,772	26,100,856
	1.700%, 11/15/24	AUD	24,846	16,103,706
European Stability Mechanism
	0.125%, 04/22/24	EUR	22,573	24,213,214
European Union
	1.875%, 04/04/24	EUR	7,400	8,046,348
Inter-American Development Bank
	3.000%, 10/04/23		25,000	24,891,857
	0.250%, 11/15/23		15,000	14,776,112
	1.250%, 12/15/23	GBP	38,780	48,962,443
	2.625%, 01/16/24		17,480	17,243,381
	4.750%, 08/27/24	AUD	30,150	20,292,344
International Bank for Reconstruction & Development
	1.250%, 09/07/23	GBP	13,244	16,923,628
	0.500%, 10/10/23	SEK	49,000	4,624,496
	0.625%, 12/15/23	GBP	13,844	17,436,229
	2.500%, 01/24/24	NZD	64,858	39,659,477
	2.500%, 03/19/24		3,934	3,857,664
	2.250%, 03/28/24		6,572	6,429,200
International Finance Corp.
	1.450%, 07/22/24	AUD	30,390	19,822,851
	4.000%, 04/03/25	AUD	5,141	3,422,182
Nordic Investment Bank
	1.875%, 04/10/24	NOK	100,000	9,666,889
	1.500%, 03/13/25	NOK	166,500	15,588,890
	1.050%, 05/12/25	SEK	100,000	9,011,343
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				684,452,666
SWEDEN — (7.2%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	288,000	27,131,894
	3.250%, 01/16/24		18,274	18,074,420
	0.375%, 02/16/24		18,340	17,828,498
Ω	1.375,05/08/24		21,800	21,105,332
Ω	2.875%, 07/03/24		12,872	12,551,449
	1.000%, 10/02/24	SEK	113,000	10,365,542
	1.000%, 05/12/25	SEK	96,000	8,674,291
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24		33,603	$31,752,388
Svensk Exportkredit AB
#	1.750%, 12/12/23		51,871	51,165,809
	1.375%, 12/15/23	GBP	5,000	6,312,552
#	3.625%, 09/03/24		16,700	16,332,850
Svenska Handelsbanken AB
	3.900%, 11/20/23		60,431	60,087,398
	0.125%, 06/18/24	EUR	1,000	1,063,674
	1.000%, 04/15/25	EUR	2,200	2,304,971
Swedbank AB
Ω	0.600%, 09/25/23		7,000	6,943,230
Sweden Government Bond
	1.500%, 11/13/23	SEK	521,000	49,197,933
TOTAL SWEDEN				340,892,231
UNITED KINGDOM — (0.1%)
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	5,469	6,985,257
UNITED STATES — (3.2%)
Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	3,600	3,767,535
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	53,922,585
	0.450%, 05/12/24		6,490	6,240,153
Apple, Inc.
	1.375%, 01/17/24	EUR	2,100	2,283,996
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,000	1,062,524
Procter & Gamble Co.
	0.625%, 10/30/24	EUR	700	740,283
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		79,250	77,446,641
Sanofi
	0.625%, 04/05/24	EUR	4,700	5,059,586
TOTAL UNITED STATES				150,523,303
TOTAL BONDS				3,144,626,119
U.S. TREASURY OBLIGATIONS — (19.0%)
U.S. Treasury Notes
	0.375%, 10/31/23		82,000	81,000,625
	0.250%, 11/15/23		320,000	315,337,501
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.125%, FRN, 5.476%, 07/31/25		10,000	10,000,242

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24	5,000	$5,006,427
(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25	306,500	307,142,163
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25	178,000	178,190,161
TOTAL U.S. TREASURY OBLIGATIONS			896,677,119
COMMERCIAL PAPER — (12.1%)
AUSTRALIA — (2.6%)
Australia & New Zealand Banking Group Ltd.
Ω	5.658%, 11/08/23	25,000	24,629,097
Ω	5.290%, 12/12/23	21,600	21,164,795
Ω	5.465%, 02/20/24	75,500	73,165,742
Commonwealth Bank of Australia
Ω	5.730%, 01/23/24	5,000	4,865,775
TOTAL AUSTRALIA			123,825,409
CANADA — (4.4%)
Bank of Montreal
	5.804%, 01/18/24	50,000	48,680,925
	5.846%, 02/07/24	25,000	24,260,405
	5.884%, 02/12/24	50,000	48,481,272
Canadian Imperial Bank of Commerce
Ω	5.746%, 01/05/24	10,000	9,757,558
Ω	5.731%, 01/09/24	5,000	4,875,665
Ω	5.779%, 12/01/23	25,000	24,537,042
Ω	5.768%, 01/22/24	25,000	24,327,222
Export Development Canada
	5.716%, 01/17/24	15,000	14,612,967
Royal Bank of Canada
	5.798%, 02/20/24	10,000	9,680,400
TOTAL CANADA			209,213,456
NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
	5.805%, 02/15/24	15,000	14,515,250
	5.811%, 03/05/24	50,000	48,241,153
TOTAL NETHERLANDS			62,756,403
NORWAY — (2.4%)
DNB Bank ASA
Ω	5.763%, 01/03/24	15,000	14,642,175
Ω	5.693%, 12/07/23	25,000	24,511,771
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
Ω	5.784%, 01/10/24		25,000	$24,376,072
Ω	5.779%, 01/19/24		25,000	24,340,428
Ω	5.818%, 01/31/24		25,000	24,293,133
TOTAL NORWAY				112,163,579
UNITED STATES — (1.4%)
SANOFI
Ω	5.435%, 11/08/23		40,000	39,398,667
XXD002694277
	5.520%, 02/08/24		25,000	24,210,333
TOTAL UNITED STATES				63,609,000
TOTAL COMMERCIAL PAPER (Cost $571,729,322)				571,567,847
FOREIGN SOVEREIGN OBLIGATIONS — (2.4%)
BELGIUM — (0.2%)
Kingdom of Belgium Treasury Bills
∞	2.750%, 11/09/23	EUR	10,000	10,888,703
FINLAND — (0.1%)
Finland T-Bills
∞	2.687%, 08/14/23	EUR	4,000	4,393,286
FRANCE — (0.1%)
France Treasury Bills BTF
∞	3.166%, 08/16/23	EUR	2,700	2,964,616
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.1%)
European Union Bills
∞	3.160%, 08/04/23	EUR	2,700	2,968,086
∞	3.277%, 10/06/23	EUR	2,656	2,901,699
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				5,869,785
UNITED KINGDOM — (1.9%)
U.K. Treasury Bills
∞	4.797%, 11/20/23	GBP	15,000	18,934,681
∞	5.067%, 12/04/23	GBP	57,500	72,424,581
TOTAL UNITED KINGDOM				91,359,262
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				115,475,652
TOTAL INVESTMENT SECURITIES (Cost $4,787,073,864)				4,728,346,737

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	127,882	$1,479,214
TOTAL INVESTMENTS — (100.0%)
(Cost $4,788,552,977)^^			$4,729,825,951
As of July 31, 2023, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	5,316,764	USD	5,784,629	Bank of New York Mellon	08/07/23	$62,545
USD	5,335,054	AUD	7,894,883	Bank of New York Mellon	08/11/23	30,419
USD	140,535,023	GBP	108,817,792	Citibank, N.A.	08/14/23	875,303
USD	75,653,080	EUR	68,549,756	Citibank, N.A.	08/14/23	239,450
GBP	12,446,854	USD	15,960,252	UBS AG	08/14/23	14,379
USD	77,225,932	EUR	70,000,000	State Street Bank and Trust	08/15/23	213,156
USD	120,850,217	AUD	177,043,118	HSBC Bank	08/21/23	1,852,767
USD	103,024,888	GBP	80,000,000	State Street Bank and Trust	08/21/23	347,369
USD	48,575,320	GBP	37,720,904	UBS AG	08/22/23	161,485
USD	36,246,861	CAD	47,672,625	Barclays Capital	08/23/23	83,257
USD	3,451,796	AUD	5,122,083	Australia & New Zealand Banking Group Ltd.	08/28/23	8,222
USD	78,893,445	EUR	71,322,375	Barclays Capital	08/28/23	376,919
USD	43,142,836	CAD	56,856,076	State Street Bank and Trust	08/28/23	9,872
USD	99,066,766	AUD	146,670,406	UBS AG	08/28/23	460,322
USD	85,262,222	GBP	65,757,395	Bank of New York Mellon	08/29/23	861,508
USD	86,526,520	EUR	77,587,021	Bank of New York Mellon	08/29/23	1,109,351
USD	82,465,041	NOK	823,638,742	HSBC Bank	08/30/23	1,119,093
USD	35,722,513	CAD	47,041,580	HSBC Bank	08/30/23	34,182
USD	59,985,919	NZD	96,497,476	HSBC Bank	09/07/23	47,831
CAD	48,353,306	USD	36,547,582	Bank of America Corp.	09/11/23	141,531
Total Appreciation						$8,048,961
EUR	3,548,463	USD	3,955,081	Australia & New Zealand Banking Group Ltd.	08/03/23	$(53,359)
EUR	4,737,160	USD	5,273,639	Bank of New York Mellon	08/03/23	(64,882)
EUR	7,562,982	USD	8,471,024	Citibank, N.A.	08/03/23	(155,127)
USD	105,259,357	EUR	96,505,268	UBS AG	08/03/23	(853,267)
USD	121,097,552	AUD	181,945,137	Societe Generale	08/04/23	(1,123,405)
EUR	5,170,643	USD	5,814,047	Bank of New York Mellon	08/07/23	(127,571)
USD	106,637,822	EUR	97,857,400	Citibank, N.A.	08/07/23	(982,008)
EUR	5,065,617	USD	5,663,435	Citibank, N.A.	08/07/23	(92,463)
USD	121,419,440	AUD	182,576,673	HSBC Bank	08/11/23	(1,255,283)
AUD	10,605,778	USD	7,147,750	HSBC Bank	08/11/23	(21,644)
GBP	39,835,528	USD	51,248,765	Bank of New York Mellon	08/14/23	(122,763)
USD	65,808,194	NOK	702,559,987	Bank of America Corp.	08/21/23	(3,558,673)
USD	42,179,547	CAD	55,698,674	Citibank, N.A.	08/22/23	(71,894)
USD	1,906,930	AUD	2,862,847	Citibank, N.A.	08/28/23	(17,761)
USD	63,723,373	NOK	688,343,256	Bank of America Corp.	08/29/23	(4,257,966)
USD	43,458,564	CAD	57,487,002	Citibank, N.A.	08/29/23	(153,640)
USD	68,923,437	NZD	111,400,775	UBS AG	09/06/23	(271,607)
USD	43,922,886	CAD	58,284,765	HSBC Bank	09/11/23	(301,935)
USD	76,811,662	DKK	519,987,729	Societe Generale	09/27/23	(168,179)
USD	60,272,901	SEK	646,890,307	State Street Bank and Trust	09/27/23	(1,347,221)
DKK	189,022,918	USD	28,525,780	State Street Bank and Trust	09/27/23	(542,515)
USD	75,493,584	DKK	511,463,579	State Street Bank and Trust	09/28/23	(228,876)
USD	47,129,174	SEK	509,704,043	Bank of America Corp.	10/02/23	(1,434,881)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	75,787,747	EUR	69,232,388	HSBC Bank	10/02/23	$(560,581)
Total (Depreciation)						$(17,767,501)
Total Appreciation (Depreciation)						$(9,718,540)
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$289,095,764	—	$289,095,764
Austria	—	9,605,159	—	9,605,159
Belgium	—	80,411,235	—	80,411,235
Canada	—	606,515,366	—	606,515,366
Denmark	—	159,552,273	—	159,552,273
Finland	—	33,530,988	—	33,530,988
France	—	131,334,560	—	131,334,560
Germany	—	221,730,632	—	221,730,632
Ireland	—	38,487,039	—	38,487,039
Netherlands	—	168,722,343	—	168,722,343
New Zealand	—	30,885,004	—	30,885,004
Norway	—	188,882,659	—	188,882,659
Singapore	—	3,019,640	—	3,019,640
Supranational Organization Obligations	—	684,452,666	—	684,452,666
Sweden	—	340,892,231	—	340,892,231
United Kingdom	—	6,985,257	—	6,985,257
United States	—	150,523,303	—	150,523,303
U.S. Treasury Obligations	—	896,677,119	—	896,677,119
Commercial Paper	—	571,567,847	—	571,567,847
Foreign Sovereign Obligations	—	115,475,652	—	115,475,652
Securities Lending Collateral	—	1,479,214	—	1,479,214
Forward Currency Contracts**	—	(9,718,540)	—	(9,718,540)
TOTAL	—	$4,720,107,411	—	$4,720,107,411
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (81.0%)
AUSTRALIA — (2.3%)
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	500	$537,955
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	4,800	5,235,202
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	814,179
Ω	4.625%, 04/29/24		1,200	1,188,927
Ω	1.625%, 09/01/25		450	416,008
Ω	1.625%, 04/27/26		5,530	5,005,451
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.687%, 12/09/25	AUD	500	333,405
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.920%, FRN, 4.850%, 11/25/25	AUD	1,500	1,012,874
(r)	3M Swap + 0.780%, FRN, 4.665%, 05/12/26	AUD	2,200	1,479,140
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.135%, 01/25/27	AUD	3,500	2,335,784
Telstra Corp. Ltd.
	2.500%, 09/15/23	EUR	1,000	1,097,350
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.005%, 03/17/25	AUD	3,500	2,354,960
(r)	3M Swap + 0.800%, FRN, 4.674%, 08/11/25	AUD	2,000	1,346,898
TOTAL AUSTRALIA				23,158,133
AUSTRIA — (0.8%)
Erste Group Bank AG
	1.500%, 04/07/26	EUR	2,200	2,281,197
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,445,069
OMV AG
Δ	0.000%, 07/03/25	EUR	2,236	2,285,268
TOTAL AUSTRIA				8,011,534
			Face Amount^	Value†
			(000)
BELGIUM — (1.1%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	1,500	$1,514,886
Δ	0.000%, 08/28/26	EUR	1,500	1,468,978
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,400	1,770,583
	0.500%, 01/17/25	EUR	5,000	5,246,475
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	200	215,044
	1.875%, 06/19/25	EUR	1,000	1,055,903
TOTAL BELGIUM				11,271,869
CANADA — (9.7%)
Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	3,500	2,588,962
	1.875%, 05/06/26	EUR	4,500	4,667,660
Bank of Montreal
	2.850%, 03/06/24	CAD	5,000	3,732,492
	2.280%, 07/29/24	CAD	5,500	4,036,336
	2.750%, 06/15/27	EUR	200	211,327
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.298%, 07/17/24	AUD	2,000	1,347,119
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	15,482,812
	1.050%, 03/02/26		6,200	5,559,589
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.168%, 06/12/25		3,500	3,510,413
Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	9,500	7,088,708
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,500	9,151,594
Canadian Natural Resources Ltd.
	1.450%, 11/16/23	CAD	500	374,789
	3.900%, 02/01/25		1,110	1,076,395
Canadian Pacific Railway Co.
	1.589%, 11/24/23	CAD	8,000	5,993,645
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25		3,700	3,701,832
Enbridge, Inc.
	4.000%, 10/01/23		3,000	2,989,753
	2.150%, 02/16/24		100	97,877
ITC Holdings Corp.
	3.650%, 06/15/24		1,099	1,079,227

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
National Bank of Canada
	2.983%, 03/04/24	CAD	2,000	$1,494,164
	2.545%, 07/12/24	CAD	6,050	4,456,074
	Ontario, Province of Canada
	0.500%, 12/15/23	GBP	100	125,881
	Quebec, Province of Canada
	2.375%, 01/22/24	EUR	200	218,336
Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	8,600	6,453,864
	3.625%, 12/15/25		100	95,220
Royal Bank of Canada
	3.296%, 09/26/23	CAD	3,000	2,267,842
	2.352%, 07/02/24	CAD	4,000	2,945,558
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.616%, 10/07/24		1,500	1,493,845
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	1,500	1,119,611
	0.750%, 01/06/26		3,040	2,725,518
	1.200%, 06/03/26		2,102	1,872,204
	Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.310%, 07/10/24	AUD	1,000	673,615
	TOTAL CANADA			98,632,262
DENMARK — (0.3%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	750	782,825
	Danske Bank AS
	0.625%, 05/26/25	EUR	2,170	2,245,719
	TOTAL DENMARK			3,028,544
FINLAND — (0.8%)
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	2,700	2,907,633
	1.500%, 09/02/24	NOK	30,000	2,853,494
OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,000	1,063,309
	0.250%, 03/24/26	EUR	740	738,337
	1.375%, 09/04/26	GBP	500	552,076
	TOTAL FINLAND			8,114,849
FRANCE — (6.0%)
	Airbus SE
	1.625%, 04/07/25	EUR	500	531,025
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,502,850
	4.125%, 04/13/26	EUR	2,500	2,740,622
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	286,245
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	0.010%, 03/07/25	EUR	4,900	$5,043,610
	1.000%, 05/23/25	EUR	1,200	1,250,393
	1.625%, 01/19/26	EUR	1,000	1,036,753
	1.000%, 07/16/26	GBP	200	222,534
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.510%, 02/04/25		1,000	992,910
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	822	876,016
Δ	0.000%, 01/22/25	EUR	3,500	3,620,281
	3.875%, 01/19/26	EUR	1,500	1,640,015
BNP Paribas SA
	1.000%, 06/27/24	EUR	3,000	3,211,605
BPCE SA
	1.000%, 07/15/24	EUR	2,000	2,138,920
Ω	2.375%, 01/14/25		1,500	1,414,841
	0.625%, 04/28/25	EUR	3,000	3,111,113
	0.250%, 01/15/26	EUR	2,000	2,008,356
	0.375%, 02/02/26	EUR	1,000	1,005,933
Bpifrance
	0.125%, 11/25/23	EUR	1,700	1,846,769
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,000	2,169,587
	0.500%, 06/24/24	EUR	2,000	2,133,163
	1.375%, 03/13/25	EUR	1,100	1,159,089
	1.000%, 09/18/25	EUR	1,000	1,038,021
	1.250%, 04/14/26	EUR	500	514,849
	1.375%, 05/03/27	EUR	800	805,424
Dexia Credit Local SA
	0.625%, 02/03/24	EUR	5,400	5,841,901
Δ	0.000%, 05/29/24	EUR	5,000	5,326,596
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	957,687
Regie Autonome des Transports Parisiens
	0.375%, 06/15/24	EUR	1,300	1,385,730
Societe Generale SA
	1.875%, 10/03/24	GBP	900	1,097,161
	0.125%, 02/24/26	EUR	1,600	1,589,490
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	1,000	1,079,487
TOTAL FRANCE				60,578,976
GERMANY — (4.5%)
BMW Canada, Inc.
	2.410%, 11/27/23	CAD	2,000	1,502,188
BMW Finance NV
	0.500%, 02/22/25	EUR	494	516,778
Δ	0.000%, 01/11/26	EUR	240	242,685
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	822	822,060

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Truck Finance Canada, Inc.
	1.850%, 12/15/23	CAD	7,500	$5,610,738
	2.140%, 12/13/24	CAD	1,000	721,192
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	5.968%, 12/13/24		1,000	998,461
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,100,798
Deutsche Bank AG
	3.700%, 05/30/24		748	732,526
E.ON International Finance BV
	5.625%, 12/06/23	GBP	1,600	2,049,252
FMS Wertmanagement
	0.625%, 12/15/23	GBP	100	125,947
HOWOGE Wohnungsbaugesellschaft mbH
Δ	0.000%, 11/01/24	EUR	2,900	3,011,618
Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	1,500	1,890,605
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	4,982,992
Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	955	1,204,889
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		7,345	6,699,950
Merck Financial Services GmbH
	0.125%, 07/16/25	EUR	200	205,061
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,705,557
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	240	253,169
	1.000%, 02/20/25	GBP	500	599,273
	2.250%, 03/10/25	EUR	200	214,749
Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	400	501,174
	2.125%, 06/27/24	GBP	600	743,427
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	966,404
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	3,633	3,845,131
	0.375%, 07/20/26	EUR	500	492,128
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	$1,507,102
	2.050%, 12/10/24	CAD	1,500	1,081,879
	TOTAL GERMANY			45,327,733
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	4,831,339
	1.750%, 01/30/26		2,700	2,439,268
	4.450%, 04/03/26		150	143,983
	ESB Finance DAC
	2.125%, 06/08/27	EUR	1,000	1,032,363
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	835,004
	TOTAL IRELAND			9,281,957
ITALY — (1.4%)
	Enel Finance International NV
	5.625%, 08/14/24	GBP	4,787	6,114,803
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	963,787
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,503,155
	2.375%, 10/17/24		4,562	4,368,416
	TOTAL ITALY			13,950,161
JAPAN — (4.9%)
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	2,000	2,096,914
	0.010%, 09/09/25	EUR	400	406,742
	0.875%, 10/10/25	EUR	400	413,610
	East Japan Railway Co.
	2.614%, 09/08/25	EUR	4,900	5,250,730
	Honda Canada Finance, Inc.
	3.176%, 08/28/23	CAD	3,000	2,271,550
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	400	413,385
	Mitsubishi Corp.
	3.375%, 07/23/24		250	243,727
Mitsubishi UFJ Financial Group, Inc.
	0.978%, 06/09/24	EUR	3,000	3,213,083
	0.339%, 07/19/24	EUR	2,999	3,184,696
Mizuho Financial Group, Inc.
	0.523%, 06/10/24	EUR	3,000	3,201,288
	0.118%, 09/06/24	EUR	3,623	3,826,907
	0.214%, 10/07/25	EUR	100	101,988
	1.631%, 04/08/27	EUR	3,277	3,321,289

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	$5,160,483
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	1,700	1,758,497
ORIX Corp.
	4.050%, 01/16/24		300	296,919
	1.919%, 04/20/26	EUR	500	519,866
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,122,929
	1.546%, 06/15/26	EUR	3,040	3,132,279
	Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,500	2,616,657
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	1,000	1,072,233
	2.004%, 10/21/24	EUR	1,400	1,505,251
	0.064%, 01/13/25	EUR	2,700	2,805,328
	Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	733	807,286
	TOTAL JAPAN			49,743,637
NETHERLANDS — (1.5%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,271,260
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	969,609
	de Volksbank NV
	0.010%, 09/16/24	EUR	1,000	1,050,223
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,600	1,633,302
	ING Groep NV
	1.125%, 02/14/25	EUR	4,600	4,844,014
	JAB Holdings BV
	1.625%, 04/30/25	EUR	2,000	2,105,363
	Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	526	546,697
	Shell International Finance BV
	1.125%, 04/07/24	EUR	600	646,753
	TOTAL NETHERLANDS			15,067,221
NORWAY — (0.7%)
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	59,970
	SpareBank 1 SMN
	3.125%, 12/22/25	EUR	1,000	1,072,246
	Statkraft AS
	1.125%, 03/20/25	EUR	3,500	3,673,510
	Statnett SF
	0.875%, 03/08/25	EUR	500	522,970
Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,080,017
	0.750%, 05/31/26	EUR	200	202,477
	TOTAL NORWAY			6,611,190
		Face Amount^	Value†
		(000)
PORTUGAL — (0.0%)
EDP - Energias de Portugal SA
2.875%, 06/01/26	EUR	200	$214,152
SPAIN — (1.7%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	4,000	4,401,107
1.826%, 04/30/25	EUR	1,250	1,331,555
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	7,000	7,307,398
3.375%, 09/20/27	EUR	500	537,573
Banco Santander SA
0.250%, 06/19/24	EUR	100	106,338
CaixaBank SA
0.375%, 02/03/25	EUR	1,000	1,038,368
Iberdrola Finanzas SA
7.375%, 01/29/24	GBP	1,900	2,452,999
TOTAL SPAIN			17,175,338
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
African Development Bank
1.125%, 06/18/25	GBP	2,100	2,481,840
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	120,918
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.703%, 08/16/27		1,000	1,002,422
European Investment Bank
0.875%, 12/15/23	GBP	1,400	1,765,046
Inter-American Development Bank
1.250%, 12/15/23	GBP	400	505,028
3.000%, 02/21/24		5,000	4,928,273
International Finance Corp.
1.250%, 12/15/23	GBP	1,250	1,578,199
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			12,381,726
SWEDEN — (2.4%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	2,000	2,061,849
SBAB Bank AB
1.875%, 12/10/25	EUR	2,877	3,014,614
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,400	1,485,182
4.000%, 11/09/26	EUR	1,000	1,093,803
1.750%, 11/11/26	EUR	600	616,304

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	670	$701,968
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.328%, 06/15/26		500	503,300
Swedbank AB
	0.250%, 10/09/24	EUR	800	840,648
	0.250%, 11/02/26	EUR	1,600	1,558,775
	1.300%, 02/17/27	EUR	300	297,066
Vattenfall AB
	3.250%, 04/18/24	EUR	1,900	2,077,745
Volvo Treasury AB
	0.125%, 09/17/24	EUR	250	263,248
	0.625%, 02/14/25	EUR	1,000	1,045,788
	1.625%, 09/18/25	EUR	3,690	3,868,020
	2.625%, 02/20/26	EUR	2,750	2,931,974
	2.000%, 08/19/27	EUR	2,159	2,222,224
TOTAL SWEDEN				24,582,508
SWITZERLAND — (1.0%)
ABB Finance BV
	0.625%, 03/31/24	EUR	988	1,062,501
Argentum Netherlands BV for Givaudan SA
	1.125%, 09/17/25	EUR	700	725,796
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,249,739
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,924,366
Ω	4.125%, 04/15/26		5,000	4,784,343
	1.250%, 09/01/26	EUR	240	240,089
TOTAL SWITZERLAND				9,986,834
UNITED KINGDOM — (5.7%)
Barclays PLC
	3.125%, 01/17/24	GBP	1,230	1,556,282
	3.650%, 03/16/25		500	482,403
	4.375%, 01/12/26		3,300	3,189,766
BAT Capital Corp.
	3.222%, 08/15/24		3,500	3,406,301
BAT International Finance PLC
	0.875%, 10/13/23	EUR	3,000	3,277,061
	1.668%, 03/25/26		930	842,858
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,593	3,892,037
	2.972%, 02/27/26	EUR	2,341	2,530,297
	2.213%, 09/25/26	EUR	2,500	2,622,495
CNH Industrial Capital LLC
	4.200%, 01/15/24		380	376,935
	3.950%, 05/23/25		3,800	3,690,014
CNH Industrial NV
	4.500%, 08/15/23		80	79,947
Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	185,599
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	1.750%, 09/23/24	EUR	600	$643,646
	1.000%, 04/22/25	EUR	1,000	1,047,934
	2.375%, 05/20/26	EUR	1,000	1,063,699
HSBC Continental Europe SA
	0.250%, 05/17/24	EUR	400	426,641
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	4,000	3,008,926
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	4,000	4,929,807
	0.375%, 01/28/25	EUR	100	103,937
Lloyds Bank PLC
	7.500%, 04/15/24	GBP	250	323,876
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	330	350,431
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	740	761,844
LSEGA Financing PLC
#Ω	0.650%, 04/06/24		800	771,271
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	2,470	2,587,017
	0.375%, 01/03/26	EUR	2,100	2,126,918
Nationwide Building Society
	1.250%, 03/03/25	EUR	600	631,635
	0.250%, 07/22/25	EUR	850	868,768
Ω	1.500%, 10/13/26		9,000	7,876,193
	2.000%, 04/28/27	EUR	920	939,229
NatWest Group PLC
	4.800%, 04/05/26		668	650,369
Reckitt Benckiser Treasury Services Nederland BV
	0.375%, 05/19/26	EUR	200	202,207
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		700	682,069
Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	1,775	1,822,588
TOTAL UNITED KINGDOM				57,951,000
UNITED STATES — (34.1%)
Altria Group, Inc.
	2.200%, 06/15/27	EUR	1,000	1,024,385
Amazon.com, Inc.
	1.000%, 05/12/26		378	341,319
American Express Co.
	2.500%, 07/30/24		2,500	2,423,227
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	1,710	1,836,500
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	1,000	1,043,630

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	American Tower Corp.
	4.000%, 06/01/25		2,000	$1,941,985
	Amgen, Inc.
	2.000%, 02/25/26	EUR	1,700	1,788,964
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	1,500	1,594,331
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	5,250	5,436,355
	Assurant, Inc.
	4.200%, 09/27/23		250	248,803
	AT&T, Inc.
	2.850%, 05/25/24	CAD	8,000	5,928,670
	Avnet, Inc.
	4.625%, 04/15/26		2,000	1,934,178
	Bank of America Corp.
	2.375%, 06/19/24	EUR	1,000	1,083,701
	Becton Dickinson & Co.
	3.020%, 05/24/25	GBP	1,000	1,222,147
Boardwalk Pipelines LP
	4.950%, 12/15/24		355	349,610
	5.950%, 06/01/26		200	201,013
	Boeing Co.
	3.100%, 05/01/26		1,100	1,038,659
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	3,700	3,994,941
	0.100%, 03/08/25	EUR	4,280	4,427,839
	1.800%, 03/03/27	EUR	1,700	1,749,267
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,429	1,401,856
Capital One Financial Corp.
	3.900%, 01/29/24		90	89,038
	3.750%, 04/24/24		700	688,173
	3.200%, 02/05/25		1,000	954,777
	Carrier Global Corp.
	2.242%, 02/15/25		436	414,184
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		970	848,550
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	1,166	1,215,860
Citigroup, Inc.
	2.375%, 05/22/24	EUR	3,000	3,257,171
	1.750%, 01/28/25	EUR	300	319,401
	3.400%, 05/01/26		1,522	1,447,571
CNA Financial Corp.
	7.250%, 11/15/23		460	461,500
	3.950%, 05/15/24		7,000	6,893,782
	Comcast Corp.
Δ	0.000%, 09/14/26	EUR	1,600	1,568,679
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,393,077
	Constellation Energy Generation LLC
	3.250%, 06/01/25		2,000	1,914,866
	Crown Castle, Inc.
	3.200%, 09/01/24		5,000	4,856,408
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discover Financial Services
#	4.500%, 01/30/26		4,517	$4,351,318
Discovery Communications LLC
	2.500,09/20/24	GBP	2,200	2,705,273
	3.450%, 03/15/25		200	192,084
	Dover Corp.
	0.750%, 11/04/27	EUR	465	448,269
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	1,286	1,189,478
	DXC Technology Co.
	1.800%, 09/15/26		285	250,857
Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	530,616
	0.128%, 03/08/26	EUR	2,500	2,506,883
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	510	552,662
	Edison International
	4.950%, 04/15/25		6,000	5,909,309
	Elevance Health, Inc.
	2.375%, 01/15/25		1,000	956,051
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	1,100	1,143,073
Energy Transfer LP
	4.050%, 03/15/25		300	292,193
	2.900%, 05/15/25		6,319	6,021,057
	Equinix, Inc.
	2.625%, 11/18/24		4,000	3,843,333
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	3,908,907
	Eversource Energy
	3.800%, 12/01/23		1,200	1,192,414
	Exelon Corp.
	3.950%, 06/15/25		1,338	1,298,694
	Expedia Group, Inc.
	5.000%, 02/15/26		3,000	2,972,695
	Experian Finance PLC
	1.375%, 06/25/26	EUR	2,553	2,617,522
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	701,011
	Flex Ltd.
	3.750%, 02/01/26		7,750	7,394,138
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	967,640
General Motors Financial Co. Inc.
	1.050%, 03/08/24		160	155,421
	2.250%, 09/06/24	GBP	200	245,783
	1.694%, 03/26/25	EUR	500	529,333
	2.750%, 06/20/25		2,000	1,895,994
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		125	121,054
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		1,000	979,019
	Global Payments, Inc.
	1.500%, 11/15/24		1,000	944,711

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	500	$528,587
	3.375%, 03/27/25	EUR	2,000	2,178,801
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		3,130	3,123,181
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	514	541,528
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,100	4,397,913
	Humana, Inc.
	3.850%, 10/01/24		6,850	6,702,144
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,167,049
	International Business Machines Corp.
	3.000%, 05/15/24		6,000	5,886,869
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	2,003,281
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,002	990,266
	J M Smucker Co.
	3.500%, 03/15/25		1,000	968,281
	Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	1,500	1,594,413
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	5.866%, 06/08/26		2,650	2,660,708
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	500	372,009
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	291	307,336
JPMorgan Chase & Co.
	0.625%, 01/25/24	EUR	600	649,158
	3.300%, 04/01/26		4,025	3,837,966
	Juniper Networks, Inc.
	1.200%, 12/10/25		6,000	5,404,326
	Kinder Morgan, Inc.
	4.300%, 06/01/25		1,700	1,661,718
Lazard Group LLC
	3.750%, 02/13/25		2,460	2,374,575
	3.625%, 03/01/27		4,000	3,718,229
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,631,873
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	200	212,151
	Marathon Petroleum Corp.
	4.700%, 05/01/25		3,790	3,740,357
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,000	1,960,260
	1.349%, 09/21/26	EUR	342	348,720
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	2,800	$2,836,118
	1.125%, 03/07/27	EUR	1,400	1,412,287
Merck & Co., Inc.
	0.500%, 11/02/24	EUR	700	738,481
MetLife, Inc.
	5.375%, 12/09/24	GBP	800	1,013,166
Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	8,605,574
	1.375%, 10/27/26	EUR	207	209,809
	1.875%, 04/27/27	EUR	1,000	1,020,864
MPLX LP
	4.875%, 12/01/24		165	162,899
	1.750%, 03/01/26		3,063	2,794,671
Mylan, Inc.
	4.200%, 11/29/23		331	328,838
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24		4,200	4,084,856
NNN REIT, Inc.
	3.900%, 06/15/24		5,000	4,901,840
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,819,977
ONEOK, Inc.
	2.750%, 09/01/24		3,590	3,475,271
	2.200%, 09/15/25		1,927	1,788,286
Oracle Corp.
	2.500%, 04/01/25		1,000	953,798
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		292	289,936
Paramount Global
#	4.750%, 05/15/25		1,558	1,528,979
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,921,688
Ω	4.450%, 01/29/26		1,715	1,652,108
Ω	1.700%, 06/15/26		4,000	3,551,308
PepsiCo, Inc.
	2.150%, 05/06/24	CAD	2,312	1,710,510
Philip Morris International, Inc.
	2.875%, 05/01/24		500	490,140
	0.625%, 11/08/24	EUR	1,500	1,581,199
	2.750%, 03/19/25	EUR	424	456,655
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	7,000	7,405,652
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	300	282,571
Prologis LP
	3.000%, 06/02/26	EUR	1,550	1,652,291
PVH Corp.
	4.625%, 07/10/25		4,851	4,705,273
Realty Income Corp.
	3.875%, 07/15/24		6,000	5,887,597
	1.875%, 01/14/27	GBP	300	333,121
Ross Stores, Inc.
	4.600%, 04/15/25		2,000	1,961,009

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Royalty Pharma PLC
	1.200%, 09/02/25		7,500	$6,818,136
Ryder System, Inc.
	2.500%, 09/01/24		3,000	2,893,735
	4.625%, 06/01/25		1,000	978,488
Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,740	1,826,944
	1.375%, 10/28/26	EUR	1,200	1,229,526
Sempra
	3.300%, 04/01/25		3,531	3,401,758
Simon Property Group LP
	2.000%, 09/13/24		5,000	4,801,669
	3.500%, 09/01/25		900	866,733
Sky Ltd.
	1.875%, 11/24/23	EUR	3,000	3,274,092
	2.250%, 11/17/25	EUR	240	254,188
	2.500%, 09/15/26	EUR	3,467	3,664,434
Southwestern Electric Power Co.
	1.650%, 03/15/26		4,466	4,061,046
Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	700	760,861
Δ	0.000%, 11/18/25	EUR	440	444,313
Thermo Fisher Scientific, Inc.
	0.125%, 03/01/25	EUR	2,980	3,090,569
	1.400%, 01/23/26	EUR	1,800	1,868,354
TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	12,725	9,336,588
U.S. Bancorp
	0.850%, 06/07/24	EUR	6,000	6,364,656
United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	12,500	9,233,022
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,000	1,897,932
Ventas Realty LP
	3.500%, 04/15/24		1,000	980,936
	2.650%, 01/15/25		2,000	1,894,063
Viatris, Inc.
	1.650%, 06/22/25		480	443,948
VMware, Inc.
	1.400%, 08/15/26		604	535,133
Wells Fargo & Co.
	3.184%, 02/08/24	CAD	11,250	8,418,667
	2.125%, 06/04/24	EUR	260	281,125
Western Union Co.
	1.350%, 03/15/26		3,062	2,735,981
TOTAL UNITED STATES				345,026,577
TOTAL BONDS				820,096,201
U.S. TREASURY OBLIGATIONS — (13.1%)
U.S. Treasury Notes
	0.375%, 10/31/23		11,000	10,865,938
	2.125%, 11/30/23		51,100	50,547,082
	0.125%, 12/15/23		1,000	981,016
	0.750%, 12/31/23		7,000	6,867,109
			Face Amount^	Value†
			(000)

U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24		12,500	$12,516,066
(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25		40,250	40,334,330
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25		10,000	10,010,683
TOTAL U.S. TREASURY OBLIGATIONS				132,122,224
COMMERCIAL PAPER — (3.1%)
GERMANY — (1.3%)
Kreditanstalt fuer Wiederaufbau
Ω	5.716%, 02/01/24		13,500	13,120,727
JAPAN — (0.5%)
American Honda Finance Corp.
	5.596%, 08/03/23		5,250	5,247,620
UNITED KINGDOM — (0.4%)
NatWest Markets PLC
Ω	5.753%, 12/08/23		4,000	3,918,779
UNITED STATES — (0.9%)
Harley-Davidson Financial Services, Inc.
Ω	6.019%, 08/03/23		1,000	999,537
Ω	4.297%, 08/17/23		1,500	1,496,040
Ω	5.882%, 08/18/23		3,000	2,991,607
Jabil, Inc.
Ω	6.169%, 08/29/23		3,500	3,482,672
TOTAL UNITED STATES				8,969,856
TOTAL COMMERCIAL PAPER (Cost $31,262,287)				31,256,982
FOREIGN SOVEREIGN OBLIGATIONS — (2.1%)
UNITED KINGDOM — (2.1%)
U.K. Treasury Bills
∞	5.067%, 12/04/23	GBP	3,200	4,030,585
∞	5.848%, 01/08/24	GBP	2,796	3,502,349
∞	5.727%, 01/15/24	GBP	5,250	6,569,085

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
∞ 5.657%, 01/22/24	GBP	5,500	$6,874,649
TOTAL UNITED KINGDOM			20,976,668
TOTAL INVESTMENT SECURITIES (Cost $1,012,364,570)			1,004,452,075

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	638,741	$7,388,319
TOTAL INVESTMENTS — (100.0%)
(Cost $1,019,752,253)^^			$1,011,840,394

As of July 31, 2023, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,732,100	GBP	5,136,273	Barclays Capital	08/14/23	$140,067
USD	110,792,961	EUR	100,386,605	Citibank, N.A.	08/14/23	354,664
USD	1,083,274	GBP	826,214	Citibank, N.A.	08/14/23	22,889
USD	20,638,155	GBP	15,792,392	State Street Bank and Trust	08/14/23	369,769
USD	13,198,353	AUD	19,391,198	HSBC Bank	08/18/23	166,127
USD	25,908,107	GBP	20,130,948	Citibank, N.A.	08/21/23	70,660
USD	1,506,546	AUD	2,240,158	Citibank, N.A.	08/21/23	850
USD	6,675,763	AUD	9,790,622	State Street Bank and Trust	08/21/23	95,112
USD	6,859,455	GBP	5,333,275	State Street Bank and Trust	08/21/23	14,361
CAD	11,718,753	USD	8,858,823	Bank of America Corp.	09/08/23	32,697
USD	7,986,410	CAD	10,521,499	State Street Bank and Trust	09/08/23	3,298
Total Appreciation						$1,270,494
GBP	243,838	USD	313,661	Citibank, N.A.	08/14/23	$(713)
USD	109,177,685	EUR	99,736,823	Citibank, N.A.	08/22/23	(587,831)
USD	2,734,469	NOK	29,398,440	Citibank, N.A.	08/22/23	(168,266)
USD	64,519,671	CAD	85,603,506	Citibank, N.A.	08/30/23	(423,859)
CAD	6,157,577	USD	4,672,583	Citibank, N.A.	08/30/23	(1,107)
USD	67,072,345	CAD	89,556,370	Citibank, N.A.	09/08/23	(877,908)
EUR	1,040,210	USD	1,149,538	Australia & New Zealand Banking Group Ltd.	10/02/23	(2,412)
USD	112,210,782	EUR	102,503,150	HSBC Bank	10/02/23	(827,988)
EUR	933,798	USD	1,036,868	Royal Bank of Canada	10/02/23	(7,091)
Total (Depreciation)						$(2,897,175)
Total Appreciation (Depreciation)						$(1,626,681)
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$23,158,133	—	$23,158,133
Austria	—	8,011,534	—	8,011,534
Belgium	—	11,271,869	—	11,271,869
Canada	—	98,632,262	—	98,632,262
Denmark	—	3,028,544	—	3,028,544

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$8,114,849	—	$8,114,849
France	—	60,578,976	—	60,578,976
Germany	—	45,327,733	—	45,327,733
Ireland	—	9,281,957	—	9,281,957
Italy	—	13,950,161	—	13,950,161
Japan	—	49,743,637	—	49,743,637
Netherlands	—	15,067,221	—	15,067,221
Norway	—	6,611,190	—	6,611,190
Portugal	—	214,152	—	214,152
Spain	—	17,175,338	—	17,175,338
Supranational Organization Obligations	—	12,381,726	—	12,381,726
Sweden	—	24,582,508	—	24,582,508
Switzerland	—	9,986,834	—	9,986,834
United Kingdom	—	57,951,000	—	57,951,000
United States	—	345,026,577	—	345,026,577
U.S. Treasury Obligations	—	132,122,224	—	132,122,224
Commercial Paper	—	31,256,982	—	31,256,982
Foreign Sovereign Obligations	—	20,976,668	—	20,976,668
Securities Lending Collateral	—	7,388,319	—	7,388,319
Forward Currency Contracts**	—	(1,626,681)	—	(1,626,681)
TOTAL	—	$1,010,213,713	—	$1,010,213,713
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (1.3%)
Federal Home Loan Bank Discount Notes
∞ 5.082%, 12/12/23	4,750	$4,661,214
∞ 5.202%, 12/19/23	9,500	9,313,174
∞ 5.295%, 02/06/24	6,000	5,839,360
TOTAL AGENCY OBLIGATIONS		19,813,748
U.S. TREASURY OBLIGATIONS — (95.7%)
U.S. Treasury Bills
∞ 5.468%, 01/18/24	90,850	88,596,068
∞ 5.464%, 01/25/24	9,650	9,400,554
U.S. Treasury Notes
0.125%, 08/15/23	97,500	97,299,261
0.125%, 08/31/23	8,100	8,065,280
0.250%, 09/30/23	162,275	160,893,128
0.125%, 10/15/23	142,875	141,356,953
0.375%, 10/31/23	164,000	162,001,250
0.250%, 11/15/23	110,450	108,840,709
0.500%, 11/30/23	122,400	120,439,688
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037%, FRN
(r) 5.388%, 07/31/24	120,000	120,038,705
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.476%, 07/31/25	34,150	34,150,825
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r) 5.491%, 10/31/24	146,750	146,938,619
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r) 5.510%, 04/30/25	148,325	148,483,459
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r) 5.551%, 01/31/25	148,250	148,560,606
TOTAL U.S. TREASURY OBLIGATIONS		1,495,065,105
TOTAL INVESTMENT SECURITIES (Cost $1,518,512,452)		1,514,878,853

	Shares
TEMPORARY CASH INVESTMENTS — (3.0%)
State Street Institutional U.S. Government Money Market Fund 5.190%	46,919,201	46,919,201
TOTAL INVESTMENTS — (100.0%)
(Cost $1,565,431,653)^^		$1,561,798,054
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$19,813,748	—	$19,813,748
U.S. Treasury Obligations	—	1,495,065,105	—	1,495,065,105
Temporary Cash Investments	$46,919,201	—	—	46,919,201
TOTAL	$46,919,201	$1,514,878,853	—	$1,561,798,054

DFA Short-Term Government Portfolio
CONTINUED

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24		24,000	$23,312,960
BONDS — (69.2%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	5,750	3,730,583
	4.050%, 05/12/25	AUD	19,446	12,872,189
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	SOFR + 0.750%, FRN, 5.858%, 07/03/25		40,120	40,210,973
(r)	3M Swap + 0.920%, FRN, 4.792%, 11/04/25	AUD	33,300	22,490,560
(r)	3M Swap + 0.830%, FRN, 5.181%, 03/31/26	AUD	20,300	13,675,458
(r)	3M Swap + 0.970%, FRN, 4.855%, 05/12/27	AUD	4,000	2,698,476
(r)	3M Swap + 1.200%, FRN, 5.072%, 11/04/27	AUD	3,400	2,313,254
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	11,463,095
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 5.839%, 03/14/25		14,600	14,638,423
(r)Ω	SOFR + 0.400%, FRN, 5.684%, 07/07/25		24,375	24,280,986
(r)	3M Swap + 0.800%, FRN, 4.719%, 08/18/25	AUD	23,730	15,982,297
(r)	3M Swap + 0.900%, FRN, 5.193%, 01/13/26	AUD	43,100	29,095,383
(r)	3M Swap + 0.700%, FRN, 4.989%, 01/14/27	AUD	23,700	15,867,806
(r)	3M Swap + 1.150%, FRN, 5.443%, 01/13/28	AUD	18,800	12,756,253
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	20,208	21,565,252
	3.900%, 05/30/25	AUD	26,280	17,344,188
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	2.900%, 02/25/27	AUD	8,000	$5,020,124
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.770%, FRN, 5.128%, 01/21/25	AUD	15,840	10,675,138
(r)	SOFR + 0.760%, FRN, 5.838%, 05/13/25		48,550	48,693,193
(r)	3M Swap + 0.900%, FRN, 4.858%, 05/30/25	AUD	36,050	24,333,110
(r)	3M Swap + 0.920%, FRN, 4.850%, 11/25/25	AUD	28,667	19,357,379
(r)	3M Swap + 0.780%, FRN, 4.665%, 05/12/26	AUD	26,000	17,480,752
(r)	3M Swap + 1.200%, FRN, 5.130%, 11/25/27	AUD	7,200	4,895,036
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	7,900	5,376,797
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	17,400	11,871,285
Westpac Banking Corp.
	3.300%, 02/26/24		33,411	32,990,988
	4.125%, 06/04/26	AUD	32,800	21,552,872
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.500%, FRN, 4.702%, 12/08/23	AUD	10,000	6,720,435
(r)	3M Swap + 0.690%, FRN, 5.005%, 03/17/25	AUD	92,400	62,170,949
(r)	3M Swap + 0.800%, FRN, 4.674%, 08/11/25	AUD	59,300	39,935,542
(r)	3M Swap + 0.950%, FRN, 4.824%, 11/11/25	AUD	15,400	10,403,101
(r)	3M Swap + 0.750%, FRN, 4.662%, 02/16/26	AUD	40,900	27,495,793
(r)	3M Swap + 0.700%, FRN, 5.055%, 01/25/27	AUD	3,800	2,543,232
(r)	3M Swap + 1.230%, FRN, 5.104%, 11/11/27	AUD	19,000	12,926,819

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.980%, FRN, 4.892%, 02/16/28	AUD	7,100	$4,783,925
	TOTAL AUSTRALIA			630,211,646
AUSTRIA — (1.0%)
	Oesterreichische Kontrollbank AG
	1.250%, 12/15/23	GBP	50,449	63,679,828
	Republic of Austria Government Bond
	1.750%, 10/20/23	EUR	25,300	27,697,411
	TOTAL AUSTRIA			91,377,239
BELGIUM — (1.4%)
Dexia Credit Local SA
	0.500%, 07/16/24		30,086	28,664,857
	1.250%, 11/26/24	EUR	19,700	20,968,549
	Euroclear Bank SA
	0.125%, 07/07/25	EUR	1,950	1,996,841
Kingdom of Belgium Government Bond
	0.200%, 10/22/23	EUR	19,500	21,274,910
	2.600%, 06/22/24	EUR	52,200	56,922,544
	TOTAL BELGIUM			129,827,701
CANADA — (9.0%)
	Bank of Montreal
	2.700%, 09/11/24	CAD	67,550	49,716,984
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	51,609,373
	Canada Government Bond
	0.500%, 11/01/23	CAD	9,000	6,748,379
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	14,500	10,781,781
	CDP Financial, Inc.
	3.150%, 07/24/24		16,980	16,561,640
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.483%, 05/19/25		23,000	23,011,385
CPPIB Capital, Inc.
Ω	3.125%, 09/25/23		2,425	2,416,288
	0.375%, 06/20/24	EUR	53,600	57,171,117
	0.875%, 12/17/24	GBP	19,100	22,942,228
Export Development Canada
	1.375%, 12/08/23	GBP	9,952	12,578,732
	2.625%, 02/21/24		26,580	26,153,765
	Manitoba, Province of Canada
	2.600%, 04/16/24		52,000	50,894,682
OMERS Finance Trust
	2.500%, 05/02/24		3,870	3,777,410
	0.450%, 05/13/25	EUR	46,925	48,625,746
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	20,150	$20,892,529
Ontario, Province of Canada
	0.500%, 12/15/23	GBP	12,100	15,231,557
	0.375%, 06/14/24	EUR	9,400	10,028,035
	0.875%, 01/21/25	EUR	2,400	2,530,621
	3.100%, 08/26/25	AUD	3,830	2,483,346
Province of Alberta
	3.100%, 06/01/24	CAD	14,600	10,885,257
Province of Alberta Canada
	3.350%, 11/01/23		7,545	7,503,404
	2.950%, 01/23/24		11,732	11,582,602
Province of Ontario
	3.500%, 06/02/24	CAD	14,400	10,770,215
Province of Ontario Canada
	3.400%, 10/17/23		14,004	13,939,181
	3.050%, 01/29/24		103,957	102,623,482
Province of Quebec Canada
	2.500%, 04/09/24		94,245	92,233,952
	0.750%, 12/13/24	GBP	16,700	20,044,663
	0.875%, 01/15/25	EUR	15,608	16,469,997
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	15,400	11,533,095
Quebec, Province of Canada
	2.375%, 01/22/24	EUR	5,500	6,004,244
Royal Bank of Canada
	2.333%, 12/05/23	CAD	16,450	12,350,006
	4.200%, 06/22/26	AUD	6,439	4,218,420
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	93,147	69,134,973
	0.750%, 01/06/26		20,963	18,794,420
	1.200%, 06/03/26		10,783	9,604,177
TOTAL CANADA				851,847,686
DENMARK — (3.9%)
Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	2,073,000	292,986,284
Kommunekredit
	0.125%, 08/28/23	EUR	6,500	7,128,828
	1.000%, 12/15/23		21,800	21,432,150
	0.250%, 02/16/24	EUR	23,300	25,137,041
	2.000%, 06/25/24	GBP	14,650	18,188,493
	0.750%, 08/15/24	GBP	900	1,097,934
TOTAL DENMARK				365,970,730
FINLAND — (1.5%)
Finland Government Bond
	2.000%, 04/15/24	EUR	3,300	3,589,833
Δ	0.000%, 09/15/24	EUR	27,050	28,625,109
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	52,900	56,968,076
Δ	0.000%, 11/15/24	EUR	19,500	20,467,685

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
	0.875%, 12/16/24	GBP	25,000	$30,036,473
TOTAL FINLAND				139,687,176
FRANCE — (4.2%)
Agence Francaise de Developpement EPIC
	0.125%, 11/15/23	EUR	2,100	2,283,405
	3.125%, 01/04/24	EUR	33,200	36,353,384
	0.375%, 04/30/24	EUR	5,500	5,893,120
BNP Paribas SA
	2.875%, 09/26/23	EUR	2,209	2,424,570
Bpifrance
	3.125%, 09/26/23	EUR	1,000	1,097,939
	2.500%, 05/25/24	EUR	29,700	32,303,269
Caisse d'Amortissement de la Dette Sociale
	2.375%, 01/25/24	EUR	38,771	42,350,790
	0.375%, 05/27/24		37,800	36,190,098
	1.375%, 11/25/24	EUR	19,442	20,756,782
Dexia Credit Local SA
	0.625%, 02/03/24	EUR	17,350	18,769,813
Δ	0.000%, 05/29/24	EUR	33,900	36,114,318
French Republic Government Bond OAT
Δ	0.000%, 03/25/24	EUR	7,100	7,632,369
Regie Autonome des Transports Parisiens
	0.375%, 06/15/24	EUR	7,000	7,461,621
SFIL SA
Δ	0.000%, 05/24/24	EUR	27,100	28,870,327
	0.125%, 10/18/24	EUR	9,700	10,210,818
SNCF Reseau
	4.500%, 01/30/24	EUR	35,300	38,887,349
Societe Nationale SNCF SA
	4.625%, 02/02/24	EUR	17,600	19,393,586
	4.125%, 02/19/25	EUR	4,550	5,029,291
Unedic Asseo
	2.375%, 05/25/24	EUR	20,200	21,941,124
	0.125%, 11/25/24	EUR	22,800	23,911,442
TOTAL FRANCE				397,875,415
GERMANY — (5.0%)
Erste Abwicklungsanstalt
	0.010%, 11/03/23	EUR	14,900	16,230,002
	0.250%, 03/01/24		51,800	50,183,219
Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	8,667	10,923,914
	0.250%, 03/08/24		111,100	107,641,448
	1.375%, 12/09/24	GBP	9,500	11,524,318
Land Berlin
	0.010%, 11/21/23	EUR	743	808,024
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	4,780	6,035,892
	2.000%, 07/23/24		113,054	109,131,026
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	0.375%, 12/09/24	GBP	37,593	$44,924,448
	4.250%, 08/07/25	AUD	2,300	1,528,117
Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	7,769	9,801,863
	4.750%, 04/08/24	AUD	19,000	12,782,036
	0.400%, 09/23/24	AUD	5,000	3,205,357
	4.250%, 01/09/25	AUD	3,400	2,275,144
NRW Bank
	1.375%, 12/15/23	GBP	9,000	11,366,036
	0.375%, 12/16/24	GBP	31,400	37,481,125
	1.050%, 03/31/26	AUD	27,092	16,502,485
State of North Rhine-Westphalia
Δ	0.000%, 04/02/24	EUR	1,394	1,495,698
State of North Rhine-Westphalia Germany
	0.625%, 12/16/24	GBP	20,200	24,187,784
TOTAL GERMANY				478,027,936
IRELAND — (2.0%)
Ireland Government Bond
	3.400%, 03/18/24	EUR	173,400	190,675,788
NETHERLANDS — (5.5%)
BNG Bank NV
	2.000%, 04/12/24	GBP	36,299	45,394,445
	0.250%, 06/07/24	EUR	11,200	11,964,922
	3.250%, 07/15/25	AUD	35,375	23,144,162
	1.900%, 11/26/25	AUD	5,690	3,588,488
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 5.829%, 07/18/25		68,962	69,145,439
(r)	3M Swap + 0.880%, FRN, 4.797%, 05/22/26	AUD	4,600	3,092,176
Enexis Holding NV
	1.500%, 10/20/23	EUR	6,600	7,218,184
Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	802	877,272
	3.000%, 11/16/23	EUR	18,400	20,185,814
	1.125%, 03/15/24		7,700	7,486,910
	2.000%, 12/16/24	GBP	34,950	42,627,902
	3.400%, 07/22/25	AUD	2,500	1,638,208
	2.250%, 09/04/25	AUD	2,880	1,839,298
Netherlands Government Bond
Δ	0.000%, 01/15/24	EUR	68,165	73,793,253
	2.000%, 07/15/24	EUR	143,300	155,462,721
Shell International Finance BV
	1.125%, 04/07/24	EUR	6,300	6,790,906
	0.750%, 05/12/24	EUR	47,300	50,746,878
TOTAL NETHERLANDS				524,996,978

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NEW ZEALAND — (0.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	19,800	$11,814,162
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	86,399	52,356,205
TOTAL NEW ZEALAND			64,170,367
NORWAY — (2.7%)
DNB Bank ASA
0.600%, 09/25/23	EUR	9,200	10,067,942
0.050%, 11/14/23	EUR	7,061	7,679,136
Kommunalbanken AS
0.250%, 12/08/23		21,524	21,133,770
1.500%, 12/15/23	GBP	3,300	4,167,758
2.750%, 02/05/24		11,438	11,268,695
2.000%, 06/19/24		34,200	33,117,310
1.000%, 12/12/24	GBP	14,550	17,521,187
4.250%, 07/16/25	AUD	40,634	27,075,870
Norway Government Bond
3.000%, 03/14/24	NOK	1,149,300	112,555,774
1.750%, 03/13/25	NOK	110,700	10,501,976
TOTAL NORWAY			255,089,418
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.267%, 05/20/24	AUD	9,400	6,307,692
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.6%)
African Development Bank
3.000%, 09/20/23		11,615	11,576,355
4.750%, 03/06/24	AUD	2,500	1,680,568
0.875%, 12/16/24	GBP	2,000	2,406,917
4.000%, 01/10/25	AUD	34,000	22,627,383
Asian Development Bank
1.375%, 12/15/23	GBP	44,868	56,660,021
1.625%, 03/15/24		151,339	147,739,695
0.375%, 06/11/24		2,532	2,422,568
3.750%, 03/12/25	AUD	12,000	7,964,476
Asian Infrastructure Investment Bank
0.250%, 09/29/23		15,267	15,140,067
1.000%, 05/06/26	AUD	7,900	4,776,277
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.703%, 08/16/27		48,000	48,116,242
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.375%, 11/16/23		8,000	$7,880,144
	0.250%, 02/09/24	EUR	2,878	3,105,176
European Financial Stability Facility
	0.125%, 10/17/23	EUR	23,391	25,541,162
	2.125%, 02/19/24	EUR	85,144	92,877,232
Δ	0.000%, 04/19/24	EUR	94,685	101,545,598
	1.750%, 06/27/24	EUR	18,276	19,770,466
European Investment Bank
Δ	0.000%, 10/16/23	EUR	49,700	54,267,790
	3.125%, 12/14/23		41,000	40,640,132
	0.050%, 12/15/23	EUR	9,600	10,423,306
	0.875%, 12/15/23	GBP	31,788	40,076,628
	2.125%, 01/15/24	EUR	9,572	10,455,272
	1.500%, 01/26/24	NOK	69,520	6,749,614
	3.250%, 01/29/24		15,583	15,403,165
	4.125%, 04/15/24	EUR	10,400	11,476,815
	4.750%, 08/07/24	AUD	12,896	8,681,436
	0.750%, 09/09/24	NOK	113,000	10,669,645
	0.875%, 09/13/24	EUR	7,450	7,953,485
	0.750%, 11/15/24	GBP	23,544	28,437,016
	1.375%, 03/07/25	GBP	29,561	35,632,870
European Stability Mechanism
	0.125%, 04/22/24	EUR	92,586	99,315,392
European Union
	1.875%, 04/04/24	EUR	7,800	8,481,286
Inter-American Development Bank
	3.000%, 10/04/23		5,400	5,376,641
	1.250%, 12/15/23	GBP	123,817	156,327,561
	3.000%, 02/21/24		13,467	13,273,810
	4.750%, 08/27/24	AUD	20,500	13,797,448
	1.375%, 12/15/24	GBP	49,070	59,463,537
International Bank for Reconstruction & Development
	2.500%, 03/19/24		89,543	87,805,486
	2.250%, 03/28/24		12,000	11,739,258
	1.800%, 07/26/24	CAD	15,744	11,541,063
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.370%, FRN
(r)	5.645%, 01/12/27		10,000	10,020,959
International Development Association
	0.750%, 12/12/24	GBP	7,843	9,424,149
International Finance Corp.
	1.250%, 12/15/23	GBP	4,500	5,681,516
	4.000%, 04/03/25	AUD	6,492	4,321,496

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
	1.125%, 12/15/23	GBP	4,080	$5,147,974
	4.750%, 02/28/24	AUD	14,000	9,413,630
	1.875%, 04/10/24	NOK	76,000	7,346,835
	1.500%, 03/13/25	NOK	106,500	9,971,272
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,381,146,834
SWEDEN — (6.2%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	399,000	37,588,979
	3.250%, 01/16/24		30,663	30,328,112
	0.375%, 02/16/24		4,200	4,082,862
Ω	1.375,05/08/24		71,550	69,270,274
Ω	2.875%, 07/03/24		43,817	42,725,828
	1.000%, 10/02/24	SEK	639,000	58,615,761
	1.000%, 05/12/25	SEK	259,000	23,402,515
Skandinaviska Enskilda Banken AB
Ω	1.400%, 11/19/25		23,899	21,634,786
Svensk Exportkredit AB
	1.375%, 12/15/23	GBP	15,480	19,543,661
	0.375%, 07/30/24		72,022	68,360,749
	3.625%, 09/03/24		93,900	91,835,607
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		4,500	4,301,208
	0.125%, 06/18/24	EUR	8,750	9,307,150
	1.000%, 04/15/25	EUR	5,000	5,238,570
Sweden Government Bond
	1.500%, 11/13/23	SEK	1,113,400	105,138,155
TOTAL SWEDEN				591,374,217
SWITZERLAND — (0.2%)
Novartis Finance SA
	0.125%, 09/20/23	EUR	14,950	16,355,146
UNITED KINGDOM — (0.5%)
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	39,905	50,968,495
UNITED STATES — (4.1%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	20,800	22,763,264
	0.100%, 11/19/24	EUR	5,300	5,546,648
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	117,649,277
	1.000%, 05/12/26		29,015	26,199,425
Apple, Inc.
	2.513%, 08/19/24	CAD	22,000	16,204,406
	0.700%, 02/08/26		13,326	12,040,163
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		16,145	15,510,150
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	31,427	$33,391,948
Procter & Gamble Co.
	1.125%, 11/02/23	EUR	1,030	1,124,343
	0.500%, 10/25/24	EUR	920	971,897
	0.625%, 10/30/24	EUR	18,851	19,935,835
	Roche Holdings, Inc.
Ω	1.882%, 03/08/24		106,000	103,587,936
	Sanofi
	0.625%, 04/05/24	EUR	17,700	19,054,185
	TOTAL UNITED STATES			393,979,477
	TOTAL BONDS			6,559,889,941
U.S. TREASURY OBLIGATIONS — (9.1%)
U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24		100,000	100,128,531
(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25		125,000	125,261,894
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25		639,000	639,682,656
	TOTAL U.S. TREASURY OBLIGATIONS			865,073,081
COMMERCIAL PAPER — (18.5%)
AUSTRALIA — (1.7%)
	Australia & New Zealand Banking Group Ltd.
	5.460%, 11/30/23		27,000	26,507,090
	5.874%, 02/20/24		23,000	22,288,901
	5.492%, 02/22/24		65,000	62,970,671
	Commonwealth Bank of Australia
	5.730%, 01/23/24		50,000	48,657,756
	TOTAL AUSTRALIA			160,424,418
CANADA — (9.5%)
	Bank of Montreal
	5.804%, 01/18/24		50,000	48,680,925
	5.220%, 08/14/23		50,000	49,897,761
	5.320%, 08/21/23		30,000	29,907,600
	Canadian Imperial Bank of Commerce
	5.746%, 01/05/24		100,000	97,575,578
	5.731%, 01/09/24		50,000	48,756,650
	5.779%, 12/01/23		50,000	49,074,083
	5.704%, 12/05/23		50,000	49,041,503
	5.785%, 02/05/24		30,000	29,126,978

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

CANADA — (Continued)
CDP Financial, Inc.
5.390%, 01/09/24	75,000	$73,126,200
5.230%, 09/14/23	59,000	58,605,806
5.210%, 09/15/23	30,000	29,795,032
Export Development Canada
5.716%, 01/17/24	50,000	48,709,889
Royal Bank of Canada
5.795%, 02/13/24	150,000	145,387,737
Toronto-Dominion Bank
5.470%, 12/11/23	150,000	146,954,854
TOTAL CANADA		904,640,596
GERMANY — (1.0%)
FMS Wertmanagement
5.230%, 09/21/23	55,000	54,576,799
5.490%, 02/26/24	45,000	43,572,788
TOTAL GERMANY		98,149,587
NETHERLANDS — (1.8%)
Cooperatieve Rabobank UA
5.725%, 12/01/23	50,000	49,071,863
5.560%, 02/07/24	40,000	38,826,411
5.570%, 02/12/24	88,000	85,348,599
TOTAL NETHERLANDS		173,246,873
NORWAY — (2.6%)
DNB Bank ASA
5.381%, 01/03/24	150,000	146,421,750
5.779%, 01/19/24	100,000	97,361,711
TOTAL NORWAY		243,783,461
UNITED STATES — (1.9%)
United Overseas Bank Ltd.
4.375%, 08/21/23	179,500	178,942,742
TOTAL COMMERCIAL PAPER (Cost $1,759,515,464)		1,759,187,677
		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (2.9%)
FINLAND — (0.7%)
Finland T-Bills
∞ 3.062%, 11/13/23	EUR	25,000	$27,230,409
∞ 2.777%, 08/14/23	EUR	38,500	42,285,379
TOTAL FINLAND			69,515,788
FRANCE — (0.3%)
France Treasury Bills BTF
∞ 3.166%, 08/16/23	EUR	26,400	28,987,355
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
European Union Bills
∞ 3.160%, 08/04/23	EUR	11,600	12,751,778
∞ 3.277%, 10/06/23	EUR	11,175	12,207,147
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,958,925
UNITED KINGDOM — (1.6%)
U.K. Treasury Bills
∞ 4.797%, 11/20/23	GBP	25,000	31,557,802
∞ 5.067%, 12/04/23	GBP	92,000	115,879,330
TOTAL UNITED KINGDOM			147,437,132
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			270,899,200
TOTAL INVESTMENT SECURITIES (Cost $9,359,128,621)			9,478,362,859

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	634,661	7,341,125
TOTAL INVESTMENTS — (100.0%)
(Cost $9,366,469,111)^^			$9,485,703,984

As of July 31, 2023, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,290,955	AUD	10,735,665	Bank of New York Mellon	08/03/23	$79,561
USD	6,369,047	AUD	9,458,424	Citibank, N.A.	08/04/23	15,387
USD	82,111,789	GBP	62,763,766	State Street Bank and Trust	08/09/23	1,560,932
USD	16,639,488	AUD	24,689,407	Citibank, N.A.	08/11/23	50,479
USD	10,659,307	AUD	15,771,939	Bank of New York Mellon	08/14/23	60,926

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	85,321,144	EUR	77,551,352	Citibank, N.A.	08/14/23	$4,590
USD	129,418,994	GBP	100,211,314	Citibank, N.A.	08/14/23	805,063
USD	116,075,509	EUR	105,214,557	Citibank, N.A.	08/15/23	320,293
USD	127,920,147	GBP	97,887,948	State Street Bank and Trust	08/15/23	2,287,503
USD	106,083,807	EUR	94,758,380	State Street Bank and Trust	08/16/23	1,827,300
USD	118,517,430	EUR	105,399,737	Barclays Capital	08/17/23	2,547,371
USD	57,065,536	AUD	83,647,314	HSBC Bank	08/18/23	848,757
USD	110,762,917	EUR	98,429,276	State Street Bank and Trust	08/18/23	2,457,184
USD	5,838,474	NOK	58,995,362	HSBC Bank	08/21/23	13,600
USD	100,080,786	AUD	146,615,163	Morgan Stanley and Co. International	08/21/23	1,535,128
USD	71,960,229	GBP	55,000,000	State Street Bank and Trust	08/21/23	1,369,434
USD	101,603,800	EUR	90,133,261	State Street Bank and Trust	08/21/23	2,412,253
SEK	208,282,674	USD	19,568,148	State Street Bank and Trust	08/22/23	237,576
USD	54,397,517	CAD	71,544,262	Barclays Capital	08/23/23	125,316
USD	113,764,189	EUR	103,235,640	State Street Bank and Trust	08/23/23	142,600
USD	137,313,852	GBP	106,321,645	State Street Bank and Trust	08/25/23	850,781
USD	101,285,096	EUR	90,135,626	State Street Bank and Trust	08/25/23	2,071,930
USD	96,216,748	DKK	647,938,457	Morgan Stanley and Co. International	08/28/23	467,125
USD	64,766,776	AUD	95,895,657	UBS AG	08/28/23	296,172
USD	148,541,116	GBP	115,341,326	State Street Bank and Trust	08/29/23	498,598
USD	100,162,974	EUR	89,285,500	UBS AG	08/29/23	1,866,705
USD	100,595,159	EUR	90,493,668	Barclays Capital	08/30/23	964,018
USD	98,000,273	AUD	144,000,772	HSBC Bank	08/30/23	1,181,985
USD	16,487,647	CAD	21,705,870	Societe Generale	08/30/23	20,380
CAD	35,539,376	USD	26,857,692	State Street Bank and Trust	08/30/23	104,434
USD	145,146,965	GBP	112,981,838	State Street Bank and Trust	08/30/23	132,216
USD	16,004,875	NZD	25,579,110	UBS AG	08/30/23	116,919
USD	50,173,475	EUR	45,350,688	Barclays Capital	08/31/23	241,170
USD	89,748,648	EUR	80,993,589	Citibank, N.A.	08/31/23	572,568
USD	50,105,972	EUR	44,928,703	Bank of New York Mellon	09/01/23	635,912
USD	90,278,488	GBP	69,643,410	State Street Bank and Trust	09/01/23	888,762
NZD	8,241,024	USD	5,092,336	State Street Bank and Trust	09/06/23	26,461
USD	56,023,660	CAD	73,812,477	State Street Bank and Trust	09/11/23	16,853
EUR	65,255,173	USD	71,527,879	State Street Bank and Trust	09/29/23	423,604
USD	104,526,402	EUR	94,622,090	Citibank, N.A.	10/03/23	173,671
USD	104,364,982	EUR	94,322,921	State Street Bank and Trust	10/04/23	337,139
Total Appreciation						$30,588,656
EUR	93,716,433	USD	103,204,285	Citibank, N.A.	08/01/23	$(163,030)
USD	102,714,241	EUR	93,716,433	UBS AG	08/01/23	(327,013)
USD	103,308,321	EUR	94,322,921	Citibank, N.A.	08/02/23	(399,768)
EUR	94,322,921	USD	104,042,898	State Street Bank and Trust	08/02/23	(334,810)
USD	85,443,553	EUR	78,332,447	Citibank, N.A.	08/03/23	(687,098)
USD	53,105,937	AUD	79,356,779	Societe Generale	08/03/23	(199,842)
USD	4,723,995	AUD	7,079,210	Citibank, N.A.	08/04/23	(31,437)
USD	117,080,388	GBP	92,355,886	HSBC Bank	08/04/23	(1,445,753)
USD	49,725,388	AUD	74,707,412	Societe Generale	08/04/23	(459,033)
USD	80,292,093	NOK	861,055,378	Societe Generale	08/04/23	(4,672,827)
USD	108,644,985	EUR	99,699,141	Citibank, N.A.	08/07/23	(1,000,320)
EUR	19,280,615	USD	21,681,310	Citibank, N.A.	08/07/23	(477,226)
USD	148,877,402	GBP	117,236,981	State Street Bank and Trust	08/07/23	(1,582,632)
USD	103,211,299	EUR	94,636,113	Barclays Capital	08/08/23	(870,831)
USD	50,349,729	AUD	75,471,461	HSBC Bank	08/08/23	(354,926)
USD	6,660,058	AUD	9,988,872	State Street Bank and Trust	08/08/23	(50,853)
USD	51,401,222	AUD	77,286,459	Bank of America Corp.	08/11/23	(528,166)
USD	53,454,865	AUD	79,872,266	Citibank, N.A.	08/14/23	(217,463)
USD	102,474,535	DKK	704,620,138	HSBC Bank	08/14/23	(1,564,503)
GBP	79,115,503	USD	101,781,240	HSBC Bank	08/14/23	(242,248)
EUR	13,122,065	USD	14,634,534	Barclays Capital	08/15/23	(197,867)
EUR	25,785,849	USD	29,008,907	HSBC Bank	08/17/23	(637,049)
USD	7,421,224	AUD	11,142,629	Citibank, N.A.	08/18/23	(67,393)
EUR	11,433,956	USD	12,822,907	UBS AG	08/18/23	(241,661)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	65,203,765	NOK	696,428,440	Bank of America Corp.	08/21/23	$(3,557,707)
USD	19,904,026	NZD	32,305,653	Bank of America Corp.	08/22/23	(161,738)
USD	102,339,171	EUR	93,400,824	Citibank, N.A.	08/22/23	(453,252)
USD	83,020,667	SEK	891,236,656	Citibank, N.A.	08/22/23	(1,727,561)
EUR	103,235,640	USD	116,187,119	State Street Bank and Trust	08/23/23	(2,565,530)
USD	94,125,857	EUR	86,268,607	Bank of America Corp.	08/24/23	(826,293)
GBP	13,103,981	USD	16,899,181	Citibank, N.A.	08/25/23	(80,315)
USD	104,694,394	EUR	95,712,354	Bank of America Corp.	08/28/23	(672,281)
USD	41,201,104	CAD	54,482,062	State Street Bank and Trust	08/29/23	(131,419)
USD	54,687,050	CAD	72,443,634	HSBC Bank	08/30/23	(272,677)
EUR	17,103,200	USD	18,855,269	HSBC Bank	08/31/23	(24,194)
USD	33,665,809	NZD	54,412,395	HSBC Bank	09/06/23	(131,695)
USD	36,970,355	CAD	49,048,415	Bank of America Corp.	09/07/23	(244,308)
USD	92,980,892	DKK	633,437,346	UBS AG	09/07/23	(681,687)
EUR	11,502,635	USD	12,697,582	Bank of America Corp.	09/11/23	(26,028)
USD	117,568,943	EUR	106,980,222	Citibank, N.A.	09/11/23	(282,804)
USD	29,536,057	CAD	39,194,028	HSBC Bank	09/11/23	(203,257)
USD	80,737,491	SEK	866,822,487	Citibank, N.A.	09/27/23	(1,832,471)
USD	119,298,373	EUR	109,480,009	State Street Bank and Trust	09/29/23	(1,416,179)
USD	117,161,677	EUR	107,030,629	HSBC Bank	10/02/23	(869,922)
EUR	14,546,684	USD	16,058,143	HSBC Bank	10/02/23	(16,301)
USD	77,251,324	SEK	836,178,146	Barclays Capital	10/04/23	(2,425,397)
Total (Depreciation)						$(35,356,765)
Total Appreciation (Depreciation)						$(4,768,109)
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,312,960	—	$23,312,960
Bonds
Australia	—	630,211,646	—	630,211,646
Austria	—	91,377,239	—	91,377,239
Belgium	—	129,827,701	—	129,827,701
Canada	—	851,847,686	—	851,847,686
Denmark	—	365,970,730	—	365,970,730
Finland	—	139,687,176	—	139,687,176
France	—	397,875,415	—	397,875,415
Germany	—	478,027,936	—	478,027,936
Ireland	—	190,675,788	—	190,675,788
Netherlands	—	524,996,978	—	524,996,978
New Zealand	—	64,170,367	—	64,170,367
Norway	—	255,089,418	—	255,089,418
Singapore	—	6,307,692	—	6,307,692
Supranational Organization Obligations	—	1,381,146,834	—	1,381,146,834
Sweden	—	591,374,217	—	591,374,217
Switzerland	—	16,355,146	—	16,355,146
United Kingdom	—	50,968,495	—	50,968,495
United States	—	393,979,477	—	393,979,477
U.S. Treasury Obligations	—	865,073,081	—	865,073,081
Commercial Paper	—	1,759,187,677	—	1,759,187,677
Foreign Sovereign Obligations	—	270,899,200	—	270,899,200

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$7,341,125	—	$7,341,125
Forward Currency Contracts**	—	(4,768,109)	—	(4,768,109)
TOTAL	—	$9,480,935,875	—	$9,480,935,875
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.5%)
AUSTRALIA — (7.6%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$11,260,656
	1.750%, 03/20/34	AUD	6,000	2,993,479
	4.750%, 02/20/35	AUD	5,000	3,304,323
Queensland Treasury Corp.
	3.500%, 08/21/30	AUD	17,500	11,133,340
	1.750%, 08/21/31	AUD	7,000	3,838,589
	1.750%, 07/20/34	AUD	7,000	3,482,579
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	3,186,654
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	6,462,539
	2.250%, 11/20/34	AUD	51,500	26,543,052
	2.000%, 09/17/35	AUD	11,000	5,353,522
	2.000%, 11/20/37	AUD	4,200	1,913,091
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,133,443
TOTAL AUSTRALIA				84,605,267
BELGIUM — (0.8%)
Dexia Credit Local SA
Δ	0.000%, 01/21/28	EUR	10,000	9,501,706
CANADA — (11.7%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	12,100	11,642,025
	1.500%, 03/04/33	EUR	31,520	29,071,258
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	37,000	34,578,067
	1.850%, 05/03/32	EUR	13,000	12,425,287
Province of Quebec Canada
	0.875%, 07/05/28	EUR	5,000	4,877,955
Δ	0.000%, 10/15/29	EUR	30,700	27,501,341
Δ	0.000%, 10/29/30	EUR	11,500	9,959,980
TOTAL CANADA				130,055,913
DENMARK — (4.3%)
Denmark Government Bond
	0.500%, 11/15/29	DKK	208,000	26,916,380
Δ	0.000%, 11/15/31	DKK	152,000	18,044,971
Kommunekredit
Δ	0.000%, 11/17/29	EUR	2,917	2,638,932
TOTAL DENMARK				47,600,283
FINLAND — (6.2%)
Finland Government Bond
	1.125%, 04/15/34	EUR	45,000	40,702,136
		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	$28,371,180
TOTAL FINLAND			69,073,316
FRANCE — (24.0%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	19,984,246
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	5,046,831
1.375%, 07/05/32	EUR	13,000	12,157,655
0.500%, 05/31/35	EUR	5,000	3,933,639
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	75,000	68,713,552
4.750%, 04/25/35	EUR	35,000	44,446,072
1.250%, 05/25/36	EUR	65,000	56,973,053
SNCF Reseau
5.250%, 12/07/28	GBP	11,713	15,097,110
5.000%, 10/10/33	EUR	11,000	13,616,344
Societe Nationale SNCF SA
0.625%, 04/17/30	EUR	26,000	23,912,348
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	3,140,629
TOTAL FRANCE			267,021,479
GERMANY — (5.6%)
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	4,453,786
Kreditanstalt fuer Wiederaufbau
0.125%, 01/09/32	EUR	18,000	15,617,044
5.750%, 06/07/32	GBP	14,775	20,569,195
0.050%, 09/29/34	EUR	10,000	7,885,001
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	4,600	4,758,913
1.100%, 03/13/34	EUR	10,000	9,003,259
TOTAL GERMANY			62,287,198
NETHERLANDS — (1.9%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	15,556,235
1.250%, 03/30/37	EUR	4,500	3,827,383
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	1,500	1,387,303
TOTAL NETHERLANDS			20,770,921

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NORWAY — (4.7%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	$26,943,795
Norway Government Bond
1.375%, 08/19/30	NOK	300,000	25,029,970
TOTAL NORWAY			51,973,765
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.6%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	13,984,710
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,273,567
0.150%, 10/10/34	EUR	30,000	23,496,213
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	27,829,322
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	16,860,560
2.150%, 01/18/27	JPY	517,100	3,886,515
1.375%, 05/12/28	SEK	110,000	9,459,264
3.875%, 06/08/37	GBP	4,250	5,037,248
European Stability Mechanism
1.200%, 05/23/33	EUR	36,750	34,024,653
European Union
1.250%, 04/04/33	EUR	10,000	9,278,882
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,989,889
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			162,120,823
		Face Amount^	Value†
		(000)
SWITZERLAND — (2.7%)
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	22,900	$29,815,561
UNITED KINGDOM — (13.4%)
U.K. Gilts
1.750%, 09/07/37	GBP	6,500	6,007,757
United Kingdom Gilt
0.625%, 07/31/35	GBP	169,600	142,375,797
TOTAL UNITED KINGDOM			148,383,554
TOTAL BONDS			1,083,209,786
U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Bonds
4.500%, 05/15/38		8,000	8,468,750
U.S. Treasury Notes
2.875%, 08/15/28		20,000	18,817,187
TOTAL U.S. TREASURY OBLIGATIONS			27,285,937
TOTAL INVESTMENT SECURITIES (Cost $1,363,187,899)			1,110,495,723
TOTAL INVESTMENTS — (100.0%)
(Cost $1,363,187,899)^^			$1,110,495,723

As of July 31, 2023, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,708,140	GBP	2,065,121	State Street Bank and Trust	08/07/23	$57,798
USD	2,295,832	GBP	1,776,320	UBS AG	08/07/23	16,131
USD	90,614,753	EUR	82,105,138	Citibank, N.A.	08/14/23	288,442
USD	97,358,159	EUR	87,011,741	Morgan Stanley and Co. International	08/16/23	1,624,777
USD	90,139,021	GBP	70,000,000	State Street Bank and Trust	08/21/23	296,192
EUR	5,000,000	USD	5,497,326	Bank of America Corp.	08/22/23	5,432
USD	5,761,127	EUR	5,136,289	Barclays Capital	08/22/23	108,376
EUR	6,331,194	USD	6,961,364	Citibank, N.A.	08/22/23	6,442
USD	5,761,231	EUR	5,136,289	HSBC Bank	08/22/23	108,480
USD	60,633,283	GBP	47,084,084	UBS AG	08/22/23	202,040

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	89,771,610	EUR	81,452,160	Bank of America Corp.	08/23/23	$125,013
USD	86,671,821	EUR	78,331,038	State Street Bank and Trust	08/28/23	439,682
USD	112,008,179	AUD	164,566,969	HSBC Bank	08/30/23	1,362,299
USD	89,986,807	EUR	80,667,963	UBS AG	08/30/23	1,173,507
USD	9,818,798	SEK	100,277,655	Morgan Stanley and Co. International	09/20/23	269,989
DKK	5,075,032	USD	751,052	HSBC Bank	09/28/23	309
USD	533,556	DKK	3,524,126	HSBC Bank	09/28/23	11,808
USD	35,946,434	JPY	4,977,393,365	Morgan Stanley and Co. International	10/10/23	580,417
USD	30,914,508	CHF	26,427,638	UBS AG	10/12/23	380,724
Total Appreciation						$7,057,858
USD	24,301,321	NOK	259,637,525	Bank of America Corp.	08/07/23	$(1,321,547)
USD	71,001,114	GBP	55,570,381	HSBC Bank	08/07/23	(317,008)
GBP	5,183,667	USD	6,794,514	State Street Bank and Trust	08/07/23	(141,880)
EUR	10,378,824	USD	11,646,715	HSBC Bank	08/16/23	(227,567)
GBP	1,911,565	USD	2,458,293	Barclays Capital	08/21/23	(4,858)
USD	95,178,121	EUR	86,945,440	Citibank, N.A.	08/22/23	(509,818)
USD	45,161,212	DKK	305,945,276	State Street Bank and Trust	09/28/23	(134,152)
USD	83,375,528	EUR	76,166,018	State Street Bank and Trust	10/02/23	(619,092)
Total (Depreciation)						$(3,275,922)
Total Appreciation (Depreciation)						$3,781,936
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$84,605,267	—	$84,605,267
Belgium	—	9,501,706	—	9,501,706
Canada	—	130,055,913	—	130,055,913
Denmark	—	47,600,283	—	47,600,283
Finland	—	69,073,316	—	69,073,316
France	—	267,021,479	—	267,021,479
Germany	—	62,287,198	—	62,287,198
Netherlands	—	20,770,921	—	20,770,921
Norway	—	51,973,765	—	51,973,765
Supranational Organization Obligations	—	162,120,823	—	162,120,823
Switzerland	—	29,815,561	—	29,815,561
United Kingdom	—	148,383,554	—	148,383,554
U.S. Treasury Obligations	—	27,285,937	—	27,285,937
Forward Currency Contracts**	—	3,781,936	—	3,781,936
TOTAL	—	$1,114,277,659	—	$1,114,277,659
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (26.2%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,008,250
5.750%, 06/12/26	16,080	16,547,271
1.875%, 09/11/26	2,500	2,303,730
3.000%, 09/11/26	62,930	59,789,701
2.125%, 12/11/26	30,250	27,860,415
2.500%, 12/10/27	97,640	90,125,442
3.000%, 03/10/28	51,070	48,115,175
3.250%, 06/09/28	202,360	193,606,198
3.250%, 11/16/28	270,180	258,369,843
2.125%, 09/14/29	12,635	11,159,774
2.125%, 12/14/29	28,270	24,684,723
5.500%, 07/15/36	146,980	164,022,127
Tennessee Valley Authority
2.875%, 02/01/27	170,019	160,567,991
7.125%, 05/01/30	139,440	160,938,423
1.500%, 09/15/31	77,768	62,482,707
4.700%, 07/15/33	19,000	19,211,454
4.650%, 06/15/35	7,635	7,595,820
5.880%, 04/01/36	51,490	57,766,502
6.150%, 01/15/38	709	820,667
5.500%, 06/15/38	5,000	5,368,768
TOTAL AGENCY OBLIGATIONS		1,377,344,981
U.S. TREASURY OBLIGATIONS — (73.3%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,695,184
6.500%, 11/15/26	15,000	15,924,023
6.625%, 02/15/27	5,000	5,361,523
6.125%, 11/15/27	170,500	182,774,668
5.500%, 08/15/28	76,500	80,865,879
5.250%, 11/15/28	42,932	44,999,884
5.250%, 02/15/29	41,500	43,600,937
6.125%, 08/15/29	6,278	6,932,531
6.250%, 05/15/30	29,789	33,551,475
5.375%, 02/15/31	13,250	14,403,682
4.500%, 02/15/36	79,750	84,843,408
4.750%, 02/15/37	322,750	351,583,175
5.000%, 05/15/37	328,000	365,976,250
4.375%, 02/15/38	178,500	186,769,569
4.500%, 05/15/38	74,650	79,024,023
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,711,719
2.250%, 03/31/26	8,000	7,535,312
2.375%, 04/30/26	13,000	12,270,781
1.625%, 05/15/26	83,000	76,680,977
2.125%, 05/31/26	25,000	23,411,133
1.875%, 06/30/26	40,000	37,168,750
1.875%, 07/31/26	45,000	41,718,164
1.500%, 08/15/26	95,000	86,973,242
1.375%, 08/31/26	11,000	10,023,750
	Face Amount	Value†
	(000)

1.625%, 09/30/26	19,000	$17,424,336
1.625%, 10/31/26	31,000	28,377,109
2.000%, 11/15/26	122,550	113,459,279
1.500%, 01/31/27	5,000	4,534,570
2.250%, 02/15/27	51,500	47,927,187
1.125%, 02/28/27	55,500	49,598,789
0.625%, 03/31/27	5,000	4,373,438
0.500%, 04/30/27	5,000	4,341,016
2.375%, 05/15/27	161,000	149,937,539
0.500%, 05/31/27	22,000	19,052,344
0.500%, 06/30/27	12,250	10,580,938
0.375%, 07/31/27	3,000	2,570,625
2.250%, 08/15/27	114,400	105,735,093
0.500%, 08/31/27	5,000	4,294,727
0.375%, 09/30/27	5,000	4,262,305
0.500%, 10/31/27	7,000	5,981,719
2.250%, 11/15/27	5,000	4,605,469
0.625%, 11/30/27	5,000	4,286,133
2.750%, 02/15/28	28,750	26,993,555
1.125%, 02/29/28	5,000	4,358,398
1.250%, 03/31/28	5,000	4,376,172
1.250%, 04/30/28	37,000	32,318,633
2.875%, 05/15/28	88,000	82,929,687
1.250%, 06/30/28	13,500	11,747,637
1.000%, 07/31/28	6,000	5,145,000
2.875%, 08/15/28	10,750	10,114,238
1.250%, 09/30/28	25,000	21,624,023
1.375%, 10/31/28	50,875	44,213,555
3.125%, 11/15/28	21,000	19,963,125
2.625%, 02/15/29	130,000	120,138,281
2.375%, 05/15/29	232,500	211,456,934
1.625%, 08/15/29	53,500	46,519,922
4.000%, 10/31/29	23,500	23,327,422
3.875%, 11/30/29	111,750	110,187,246
3.875%, 12/31/29	22,000	21,693,203
1.500%, 02/15/30	68,400	58,340,391
0.625%, 05/15/30	302,500	241,373,731
0.625%, 08/15/30	229,250	181,770,175
1.250%, 08/15/31	214,250	174,513,320
1.375%, 11/15/31	7,500	6,136,523
2.875%, 05/15/32	16,000	14,697,500
TOTAL U.S. TREASURY OBLIGATIONS		3,860,081,326
TOTAL INVESTMENT SECURITIES (Cost $5,753,682,353)		5,237,426,307

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 5.190%	26,069,486	$26,069,486
TOTAL INVESTMENTS — (100.0%)
(Cost $5,779,751,839)^^		$5,263,495,793
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,377,344,981	—	$1,377,344,981
U.S. Treasury Obligations	—	3,860,081,326	—	3,860,081,326
Temporary Cash Investments	$26,069,486	—	—	26,069,486
TOTAL	$26,069,486	$5,237,426,307	—	$5,263,495,793

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (73.6%)
ABB Finance BV
0.625%, 03/31/24	EUR	3,767	$4,051,054
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	1,000	1,046,782
2.375%, 06/01/27	EUR	1,000	1,038,727
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.875%, 01/16/24		2,600	2,584,433
# 2.875%, 08/14/24		4,000	3,865,071
3.500%, 01/15/25		4,000	3,860,296
6.500%, 07/15/25		7,102	7,151,681
4.450%, 10/01/25		1,800	1,745,037
1.750%, 01/30/26		16,100	14,545,266
4.450%, 04/03/26		410	393,552
AES Corp.
3.300%, 07/15/25		400	379,836
1.375%, 01/15/26		8,849	7,998,337
Aetna, Inc.
3.500%, 11/15/24		1,236	1,205,965
Affiliated Managers Group, Inc.
4.250%, 02/15/24		33,658	33,321,413
Agence France Locale
1.375%, 06/20/25	GBP	2,700	3,190,827
AIB Group PLC
1.250%, 05/28/24	EUR	8,303	8,919,601
Airbus SE
1.625%, 04/07/25	EUR	1,000	1,062,049
ALD SA
1.250%, 03/02/26	EUR	1,700	1,738,871
Altria Group, Inc.
2.350%, 05/06/25		5,000	4,721,257
2.200%, 06/15/27	EUR	5,000	5,121,924
Amazon.com, Inc.
# 1.000%, 05/12/26		13,160	11,882,972
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		16,150	15,634,841
American Express Co.
2.500%, 07/30/24		8,900	8,626,687
2.250%, 03/04/25		3,080	2,925,340
American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r) 5.750%, 11/04/26		10,000	9,943,461
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r) 5.814%, 05/03/24		775	776,174
		Face Amount^	Value†
		(000)
American Honda Finance Corp.
0.550%, 07/12/24		50,000	$47,691,701
1.950%, 10/18/24	EUR	4,550	4,886,593
0.750%, 11/25/26	GBP	2,000	2,197,394
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,087,261
American Tower Corp.
3.375%, 05/15/24		7,200	7,062,179
2.400%, 03/15/25		4,300	4,075,626
4.000%, 06/01/25		7,489	7,271,764
0.450%, 01/15/27	EUR	2,000	1,923,598
3.125%, 01/15/27		800	738,551
American Water Capital Corp.
3.400%, 03/01/25		1,800	1,743,223
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,200	4,121,630
Amgen, Inc.
3.625%, 05/22/24		4,928	4,845,451
2.000%, 02/25/26	EUR	3,000	3,156,995
5.500%, 12/07/26	GBP	1,000	1,273,365
Aon Global Ltd.
3.500%, 06/14/24		10,000	9,804,308
2.875%, 05/14/26	EUR	2,900	3,082,372
APA Infrastructure Ltd.
4.200%, 03/23/25		23,618	22,989,639
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,009,790
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	2,000	2,070,993
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	11,800	12,234,840
Arrow Electronics, Inc.
3.250%, 09/08/24		6,655	6,459,164
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	10,011,400
4.125%, 04/13/26	EUR	6,000	6,577,492
Asian Development Bank
0.375%, 06/11/24		13,500	12,916,534
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	483,674
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.703%, 08/16/27		6,000	6,014,530
Assurant, Inc.
4.200%, 09/27/23		1,000	995,213

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
AT&T, Inc.
2.850%, 05/25/24	CAD	13,750	$10,189,901
0.250%, 03/04/26	EUR	4,800	4,798,554
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r) 5.181%, 03/31/26	AUD	3,300	2,223,104
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.792%, 11/04/25	AUD	7,000	4,727,745
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r) 5.858%, 07/03/25		11,820	11,846,802
AvalonBay Communities, Inc.
4.200%, 12/15/23		605	601,556
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	17,700	18,477,279
0.375%, 11/15/26	EUR	1,300	1,278,225
Banco Santander SA
0.250%, 06/19/24	EUR	800	850,702
3.496%, 03/24/25		4,000	3,849,245
Bank of America Corp.
2.375%, 06/19/24	EUR	5,250	5,689,428
1.375%, 03/26/25	EUR	1,250	1,320,253
2.300%, 07/25/25	GBP	2,907	3,471,600
Bank of Montreal
2.850%, 03/06/24	CAD	42,000	31,352,929
0.625%, 07/09/24		400	381,350
2.280%, 07/29/24	CAD	8,750	6,421,444
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.298%, 07/17/24	AUD	14,000	9,429,835
Bank of Montreal, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.838%, 09/15/26		1,545	1,525,199
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r) 5.914%, 12/12/24		1,380	1,380,589
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r) 6.411%, 06/05/26		6,000	6,039,957
Bank of New York Mellon Corp.
1.600%, 04/24/25		6,500	6,101,131
			Face Amount^	Value†
			(000)
	Bank of New Zealand
	3.500%, 02/20/24		1,750	$1,726,875
#	1.000%, 03/03/26		20	17,828
	Bank of Nova Scotia
	3.400%, 02/11/24		2,801	2,764,574
	0.650%, 07/31/24		300	285,289
	1.050%, 03/02/26		12,250	10,984,672
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.715%, 07/31/24		4,284	4,271,168
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.445%, FRN
(r)	5.742%, 04/15/24		5,000	4,994,600
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r)	5.738%, 01/10/25		290	288,856
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.181%, 04/11/25		7,500	7,498,796
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.168%, 06/12/25		24,600	24,673,185
	Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	2,800	3,543,071
	2.375%, 11/21/24		2,700	2,576,203
	0.998%, 02/04/25		7,350	6,816,754
	0.010%, 03/07/25	EUR	11,200	11,528,253
	1.000%, 05/23/25	EUR	8,600	8,961,151
	1.625%, 01/19/26	EUR	6,000	6,220,519
	1.000%, 07/16/26	GBP	1,300	1,446,473
	Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)	5.510%, 02/04/25		6,623	6,576,043
	Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	8,754	9,329,249
Δ	0.000%, 01/22/25	EUR	7,800	8,068,055
	3.875%, 01/19/26	EUR	5,600	6,122,722
	Barclays PLC
	3.125%, 01/17/24	GBP	3,207	4,057,720
	3.650%, 03/16/25		12,419	11,981,926
	4.375%, 01/12/26		5,380	5,200,285
	BAT Capital Corp.
	3.222%, 08/15/24		3,800	3,698,269
	BAT International Finance PLC
	7.250%, 03/12/24	GBP	3,791	4,899,312
	1.668%, 03/25/26		13,901	12,598,455

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	6,014	$6,422,911
	1.300%, 05/30/25	EUR	200	209,234
	Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	2,000	2,059,914
	Bayer U.S. Finance II LLC
	2.850%, 04/15/25		1,523	1,437,498
	Bayer U.S. Finance LLC
	3.375%, 10/08/24		1,000	969,408
	Belfius Bank SA
	0.375%, 09/02/25	EUR	2,800	2,851,924
	0.010%, 10/15/25	EUR	7,600	7,675,423
Δ	0.000%, 08/28/26	EUR	2,000	1,958,637
	Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	14,000	10,446,517
	Berkshire Hathaway, Inc.
Δ	0.000%, 03/12/25	EUR	6,790	7,014,984
	BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	15,700	17,123,472
	BMW Finance NV
	0.625%, 10/06/23	EUR	679	742,164
	0.500%, 02/22/25	EUR	16,470	17,229,409
Δ	0.000%, 01/11/26	EUR	2,180	2,204,386
	BMW U.S. Capital LLC
	0.750%, 08/12/24		6,466	6,157,231
	BNP Paribas SA
	1.000%, 06/27/24	EUR	5,083	5,441,530
	1.125%, 08/28/24	EUR	8,000	8,542,731
	1.500%, 11/17/25	EUR	2,000	2,094,909
	1.125%, 06/11/26	EUR	4,114	4,196,271
	Boardwalk Pipelines LP
	5.950%, 06/01/26		2,260	2,271,450
	Boeing Co.
	3.100%, 05/01/26		9,300	8,781,393
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	6,000	6,478,283
	0.100%, 03/08/25	EUR	5,250	5,431,345
	3.650%, 03/15/25		14,600	14,236,722
	1.800%, 03/03/27	EUR	3,108	3,198,072
	Bouygues SA
	5.500%, 10/06/26	GBP	650	824,100
	BP Capital Markets PLC
	1.876%, 04/07/24	EUR	20,986	22,732,618
	2.972%, 02/27/26	EUR	7,997	8,643,651
	2.213%, 09/25/26	EUR	6,500	6,818,488
	BPCE SA
	1.000%, 07/15/24	EUR	2,300	2,459,758
	2.375%, 01/14/25		21,027	19,833,236
	0.625%, 04/28/25	EUR	2,500	2,592,594
	0.250%, 01/15/26	EUR	3,800	3,815,877
	0.375%, 02/02/26	EUR	2,000	2,011,866
	Bpifrance
	0.125%, 11/25/23	EUR	7,300	7,930,245
	Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	2,550,225
		Face Amount^	Value†
		(000)
Brookfield Corp.
4.000%, 01/15/25		39,625	$38,604,985
Brookfield Finance, Inc.
4.000%, 04/01/24		534	526,876
Brown & Brown, Inc.
4.200%, 09/15/24		4,494	4,408,635
CA Auto Bank SPA
4.250%, 03/24/24	EUR	6,671	7,335,207
Caisse d'Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	23,110	25,243,784
CaixaBank SA
0.375%, 02/03/25	EUR	2,300	2,388,247
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,577,803
Canadian Imperial Bank of Commerce
3.290%, 01/15/24	CAD	35,000	26,280,855
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.722%, 10/18/24		3,061	3,051,020
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r) 6.216%, 04/07/25		4,250	4,259,807
Canadian Natural Resources Ltd.
1.450%, 11/16/23	CAD	3,750	2,810,915
3.900%, 02/01/25		5,789	5,613,741
2.050%, 07/15/25		3,809	3,565,410
Canadian Pacific Railway Co.
1.589%, 11/24/23	CAD	13,800	10,339,038
Capital One Financial Corp.
# 3.900%, 01/29/24		1,360	1,345,464
3.750%, 04/24/24		1,959	1,925,902
3.300%, 10/30/24		2,628	2,538,225
3.200%, 02/05/25		13,412	12,805,466
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,858,689
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,089,919
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.483%, 05/19/25		22,500	22,511,137
Celanese U.S. Holdings LLC
1.400%, 08/05/26		19,699	17,232,557
Charles Schwab Corp.
0.750%, 03/18/24		3,557	3,443,288

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r)	6.234%, 03/03/27		12,000	$11,903,205
	Charles Schwab Corp.
	3.850%, 05/21/25		9,100	8,816,560
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	8,972	9,355,659
	0.875%, 06/15/27	EUR	1,000	984,004
	Cigna Group
	3.500%, 06/15/24		1,436	1,410,235
	3.250%, 04/15/25		4,630	4,454,094
	Citigroup, Inc.
	2.750%, 01/24/24	GBP	2,874	3,633,928
	1.750%, 01/28/25	EUR	4,500	4,791,017
	3.400%, 05/01/26		8,353	7,944,521
	2.125%, 09/10/26	EUR	1,200	1,253,014
	CMS Energy Corp.
	3.875%, 03/01/24		2,921	2,886,942
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	10,833,085
	CNH Industrial Capital LLC
	4.200%, 01/15/24		2,570	2,549,273
	3.950%, 05/23/25		21,910	21,275,842
	CNH Industrial Finance Europe SA
	1.875%, 01/19/26	EUR	2,000	2,091,157
	CNH Industrial NV
	4.500%, 08/15/23		845	844,441
	CNO Financial Group, Inc.
	5.250%, 05/30/25		11,350	11,140,216
	Comcast Corp.
Δ	0.000%, 09/14/26	EUR	8,750	8,578,714
	Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	1,316,438
	Conagra Brands, Inc.
	4.300%, 05/01/24		5,109	5,051,263
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	38,776,034
	Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	2,400	2,588,680
	2.625%, 07/22/24		45,658	44,270,405
#	2.625%, 07/22/24		1,000	969,609
	1.250%, 01/14/25	GBP	200	240,274
	0.250%, 10/30/26	EUR	2,000	1,991,450
	Corporate Office Properties LP
	2.250%, 03/15/26		3,856	3,432,727
	Cox Communications, Inc.
	3.850%, 02/01/25		2,000	1,938,433
	Credit Agricole SA
	3.875%, 04/15/24		4,462	4,394,877
	2.375%, 05/20/24	EUR	2,300	2,495,025
	1.000%, 09/16/24	EUR	3,000	3,189,486
	1.375%, 03/13/25	EUR	700	737,602
	1.000%, 09/18/25	EUR	11,000	11,418,228
	3.125%, 02/05/26	EUR	1,600	1,726,557
			Face Amount^	Value†
			(000)
	1.250%, 04/14/26	EUR	1,800	$1,853,456
	4.125%, 01/10/27		750	715,049
	Crown Castle, Inc.
	3.200%, 09/01/24		400	388,513
	Daimler Truck Finance North America LLC
	3.500%, 04/07/25		37,415	36,137,965
	Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)	5.968%, 12/13/24		5,750	5,741,149
	Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	7,200	7,562,872
	Danske Bank AS
	5.375%, 01/12/24		2,000	1,989,518
	0.625%, 05/26/25	EUR	670	693,379
	Deutsche Bank AG
	2.625%, 12/16/24	GBP	2,500	3,031,656
	Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	10,700	11,218,492
	0.010%, 09/09/25	EUR	2,200	2,237,082
	0.875%, 10/10/25	EUR	4,000	4,136,101
	Dexia Credit Local SA
	1.625%, 12/08/23	GBP	20,100	25,420,518
Δ	0.000%, 05/29/24	EUR	8,800	9,374,808
	0.500%, 01/17/25	EUR	37,400	39,243,633
	DH Europe Finance II Sarl
	0.200%, 03/18/26	EUR	8,067	8,085,839
	Diageo Finance PLC
	0.500%, 06/19/24	EUR	1,000	1,066,663
	1.750%, 09/23/24	EUR	2,600	2,789,132
	1.000%, 04/22/25	EUR	8,100	8,488,264
	2.375%, 05/20/26	EUR	500	531,849
	Discover Bank
	3.450%, 07/27/26		8,613	7,964,983
	Discover Financial Services
#	4.500%, 01/30/26		11,960	11,521,311
	Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,800	3,443,075
	3.450%, 03/15/25		1,010	970,024
	Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,312,553
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,322,852
	East Japan Railway Co.
	2.614%, 09/08/25	EUR	6,000	6,429,465
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	876,089
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	795,923
	0.128%, 03/08/26	EUR	12,600	12,634,690
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,300	2,492,395

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Edison International
3.550%, 11/15/24		1,500	$1,453,645
4.950%, 04/15/25		44,815	44,137,614
Elevance Health, Inc.
3.350%, 12/01/24		400	387,935
2.375%, 01/15/25		4,216	4,030,713
Emera U.S. Finance LP
0.833%, 06/15/24		2,920	2,765,783
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,500	1,558,736
Enbridge, Inc.
2.150%, 02/16/24		900	880,894
2.500%, 01/15/25		7,500	7,167,803
Enel Finance International NV
5.625%, 08/14/24	GBP	5,250	6,706,228
Energy Transfer LP
5.875%, 01/15/24		3,573	3,568,797
4.050%, 03/15/25		13,982	13,618,137
2.900%, 05/15/25		9,845	9,380,805
Eni Finance International SA
1.275%, 05/05/25	EUR	7,081	7,441,721
Eni SpA
4.000%, 09/12/23		1,850	1,844,748
1.250%, 05/18/26	EUR	1,000	1,023,558
Equifax, Inc.
2.600%, 12/01/24		6,900	6,597,717
Equinix, Inc.
2.625%, 11/18/24		15,500	14,892,914
ERAC USA Finance LLC
2.700%, 11/01/23		5,390	5,345,719
3.850%, 11/15/24		20,900	20,424,040
Erste Group Bank AG
1.500%, 04/07/26	EUR	1,100	1,140,599
ESB Finance DAC
2.125%, 06/08/27	EUR	2,000	2,064,725
EssilorLuxottica SA
0.125%, 05/27/25	EUR	2,800	2,888,227
European Investment Bank
0.875%, 12/15/23	GBP	23,640	29,804,061
4.125%, 04/15/24	EUR	3,000	3,310,620
European Stability Mechanism
0.125%, 04/22/24	EUR	4,200	4,505,253
Eversource Energy
3.800%, 12/01/23		4,144	4,117,802
Exelon Corp.
3.950%, 06/15/25		2,312	2,244,081
Expedia Group, Inc.
5.000%, 02/15/26		24,000	23,781,560
Experian Finance PLC
0.739%, 10/29/25	GBP	3,645	4,185,254
1.375%, 06/25/26	EUR	8,694	8,913,724
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	3,700	3,931,339
		Face Amount^	Value†
		(000)
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/25		27,262	$26,506,191
Fidelity National Information Services, Inc.
0.600%, 03/01/24		400	387,632
0.625%, 12/03/25	EUR	5,000	5,095,647
Fiserv, Inc.
2.750%, 07/01/24		6,100	5,928,432
Flex Ltd.
4.750%, 06/15/25		15,825	15,488,460
3.750%, 02/01/26		33,120	31,599,208
FMS Wertmanagement
0.625%, 12/15/23	GBP	1,700	2,141,101
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,322,336
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,774,385
General Mills, Inc.
4.000%, 04/17/25		4,100	3,997,334
0.125%, 11/15/25	EUR	1,000	1,009,792
General Motors Financial Co. Inc.
1.050%, 03/08/24		3,390	3,292,969
2.750%, 06/20/25		22,533	21,361,213
6.125%, 10/01/25		1,500	1,516,313
Georgia Power Co.
3.250%, 04/01/26		1,666	1,586,207
Georgia-Pacific LLC
0.625%, 05/15/24		16,000	15,385,004
3.600%, 03/01/25		2,350	2,275,814
Gilead Sciences, Inc.
3.500%, 02/01/25		6,476	6,310,431
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		7,358	7,203,624
Glencore Funding LLC
4.125%, 03/12/24		2,145	2,116,866
4.625%, 04/29/24		16,455	16,303,164
1.625%, 09/01/25		3,059	2,827,929
1.625%, 04/27/26		19,998	18,101,087
Global Payments, Inc.
1.500%, 11/15/24		3,500	3,306,488
2.650%, 02/15/25		10,900	10,390,153
Goldman Sachs Group, Inc.
4.000%, 03/03/24		24,566	24,310,352
0.125%, 08/19/24	EUR	6,600	6,977,349
3.375%, 03/27/25	EUR	3,250	3,540,551
3.750%, 05/22/25		17,519	16,920,524
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,000	1,075,221
1.875%, 06/19/25	EUR	11,500	12,142,884
Harley-Davidson Financial Services, Inc.
3.050%, 02/14/27		3,000	2,734,144

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		17,587	$17,548,685
	1.450%, 04/01/24		9,820	9,527,880
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,267,429
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	7,800	8,366,760
	Host Hotels & Resorts LP
	3.875%, 04/01/24		274	269,070
	HOWOGE Wohnungsbaugesellschaft mbH
Δ	0.000%, 11/01/24	EUR	6,800	7,061,726
	HP, Inc.
	2.200%, 06/17/25		10,859	10,220,564
	HSBC Bank Canada
	3.245%, 09/15/23	CAD	10,000	7,564,706
	HSBC Holdings PLC
	3.196%, 12/05/23	CAD	21,000	15,796,860
	0.875%, 09/06/24	EUR	9,000	9,564,538
	Humana, Inc.
	3.850%, 10/01/24		17,000	16,633,057
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	5,637,385
	Iberdrola Finanzas SA
	7.375%, 01/29/24	GBP	6,300	8,133,628
	ING Groep NV
	1.125%, 02/14/25	EUR	4,900	5,159,928
	Inter-American Development Bank
	1.250%, 12/15/23	GBP	8,500	10,731,840
	3.000%, 02/21/24		5,000	4,928,273
	International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,656,769
	0.875%, 01/31/25	EUR	1,200	1,261,109
	0.950%, 05/23/25	EUR	1,000	1,043,611
	International Finance Corp.
	1.250%, 12/15/23	GBP	7,772	9,812,610
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,400	1,383,605
	Intesa Sanpaolo SpA
	3.250%, 09/23/24		2,500	2,409,468
	J M Smucker Co.
	3.500%, 03/15/25		1,000	968,281
	JAB Holdings BV
	1.750%, 06/25/26	EUR	1,000	1,029,866
	Japan Bank for International Cooperation
#	1.750%, 10/17/24		1,000	954,727
		Face Amount^	Value†
		(000)
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 5.866%, 06/08/26		21,497	$21,583,863
John Deere Financial, Inc.
2.460%, 04/04/24	CAD	3,500	2,604,065
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	1,056,138
JPMorgan Chase & Co.
0.625%, 01/25/24	EUR	3,400	3,678,563
1.500%, 01/27/25	EUR	4,000	4,246,499
3.300%, 04/01/26		14,841	14,151,369
Juniper Networks, Inc.
1.200%, 12/10/25		27,000	24,319,466
Kemper Corp.
4.350%, 02/15/25		8,000	7,749,800
Kering SA
1.250%, 05/05/25	EUR	1,700	1,792,127
Kinder Morgan Energy Partners LP
4.300%, 05/01/24		6,200	6,125,207
Kinder Morgan, Inc.
4.300%, 06/01/25		5,090	4,975,380
Kingdom of Belgium Government Bond
0.200%, 10/22/23	EUR	10,000	10,910,210
Kinross Gold Corp.
5.950%, 03/15/24		3,715	3,704,052
Kommunalbanken AS
1.000%, 12/12/24	GBP	2,420	2,914,177
4.250%, 07/16/25	AUD	190	126,604
Koninklijke Philips NV
0.500%, 05/22/26	EUR	2,000	2,003,087
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	261,500	25,734,414
1.250%, 12/29/23	GBP	21,100	26,594,506
0.250%, 03/08/24		40,800	39,529,893
1.625%, 04/03/24	NOK	104,000	10,043,898
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	13,000	13,999,716
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,355,007
3.600%, 02/01/25		4,900	4,759,383
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	3,500	4,419,586
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	11,315	14,275,721
Lansforsakringar Bank AB
0.050%, 04/15/26	EUR	2,000	1,958,615
Lazard Group LLC
3.750%, 02/13/25		2,000	1,930,549

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	LeasePlan Corp. NV
	2.875%, 10/24/24		15,100	$14,461,076
	2.125%, 05/06/25	EUR	4,500	4,765,724
	Leggett & Platt, Inc.
	3.800%, 11/15/24		400	389,135
	Lennar Corp.
	4.750%, 05/30/25		18,642	18,298,751
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	3,650	3,793,688
	2.375%, 04/09/26	EUR	2,000	2,110,948
	Lloyds Bank PLC
	7.500%, 04/15/24	GBP	750	971,627
	1.250%, 01/13/25	EUR	1,200	1,268,358
	Lloyds Banking Group PLC
	2.250%, 10/16/24	GBP	8,171	10,019,526
	4.450%, 05/08/25		3,600	3,508,078
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	1,020	1,083,149
	Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	5,900	6,074,164
	LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,419,417
	Macquarie Bank Ltd.
	3.231%, 03/21/25		52,000	50,084,779
	Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.687%, 12/09/25	AUD	500	333,405
	Marathon Petroleum Corp.
	3.625%, 09/15/24		2,027	1,979,739
	4.700%, 05/01/25		12,089	11,930,654
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		35,360	34,657,397
	1.349%, 09/21/26	EUR	2,099	2,140,246
	McDonald's Corp.
	3.700%, 01/30/26		17,145	16,585,884
	Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	10,450	10,724,215
Δ	0.000%, 10/15/25	EUR	11,250	11,395,118
	1.125%, 03/07/27	EUR	5,900	5,951,780
	Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	5,000	3,732,833
	Mercedes-Benz Finance North America LLC
#	2.700%, 06/14/24		3,000	2,925,557
	1.450%, 03/02/26		19,067	17,392,506
	Mercedes-Benz International Finance BV
	2.000%, 09/04/23	GBP	4,300	5,500,203
	2.625%, 04/07/25	EUR	1,997	2,169,399
		Face Amount^	Value†
		(000)
Merck & Co., Inc.
0.500%, 11/02/24	EUR	3,365	$3,549,984
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	1,000	1,025,306
MetLife, Inc.
5.375%, 12/09/24	GBP	6,700	8,485,269
Micron Technology, Inc.
4.185%, 02/15/27		222	213,154
Mitsubishi Corp.
3.375%, 07/23/24		750	731,179
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		400	394,432
0.978%, 06/09/24	EUR	1,543	1,652,596
2.801%, 07/18/24		2,219	2,156,971
0.339%, 07/19/24	EUR	9,671	10,269,823
# 2.193%, 02/25/25		29,785	28,190,796
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,835	4,050,838
0.214%, 10/07/25	EUR	6,131	6,252,878
0.184%, 04/13/26	EUR	3,500	3,475,325
1.631%, 04/08/27	EUR	4,599	4,661,156
Morgan Stanley
3.000%, 02/07/24	CAD	23,500	17,585,303
3.875%, 04/29/24		8,104	7,997,289
4.000%, 07/23/25		4,900	4,772,367
1.375%, 10/27/26	EUR	3,408	3,454,247
1.875%, 04/27/27	EUR	2,250	2,296,944
Motability Operations Group PLC
0.875%, 03/14/25	EUR	7,300	7,645,839
0.375%, 01/03/26	EUR	2,951	2,988,826
3.750%, 07/16/26	GBP	900	1,099,849
MPLX LP
4.875%, 12/01/24		6,290	6,209,911
4.000%, 02/15/25		1,000	973,112
1.750%, 03/01/26		20,745	18,927,670
Mylan, Inc.
4.200%, 11/29/23		663	658,669
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r) 4.400%, 02/25/25	AUD	10,000	6,707,997
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r) 5.838%, 05/13/25		2,220	2,226,548
National Bank of Canada
2.983%, 03/04/24	CAD	10,000	7,470,822
2.545%, 07/12/24	CAD	5,300	3,903,668
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,000	2,016,550
National Grid PLC
2.179%, 06/30/26	EUR	3,000	3,144,099

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Nationwide Building Society
	3.900%, 07/21/25		32,318	$31,138,865
	1.500%, 10/13/26		21,500	18,815,350
	Naturgy Finance BV
	0.875%, 05/15/25	EUR	2,500	2,600,568
	NatWest Markets PLC
	3.479%, 03/22/25		50,000	48,221,228
	Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,382,603
	Netherlands Government Bond
Δ	0.000%, 01/15/24	EUR	8,300	8,985,315
	NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		4,000	3,944,544
	NNN REIT, Inc.
	3.900%, 06/15/24		5,500	5,392,024
	Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,677,990
	1.851%, 07/16/25		20,555	18,954,359
	1.653%, 07/14/26		17,657	15,634,636
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	386,890	37,400,226
	NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,411,115
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	10,150	10,499,261
	0.082%, 12/13/25	EUR	3,000	3,028,690
	Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,812,373
	Nuveen Finance LLC
	4.125%, 11/01/24		27,200	26,500,482
	Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	1,000	998,788
	OMERS Finance Trust
	0.450%, 05/13/25	EUR	10,000	10,362,439
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,135,931
	ONEOK, Inc.
	2.750%, 09/01/24		1,462	1,415,278
	2.200%, 09/15/25		3,160	2,932,529
	Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	7,838	8,126,831
	Ontario, Province of Canada
	0.500%, 12/15/23	GBP	1,809	2,277,181
	OP Corporate Bank PLC
	1.000%, 05/22/25	EUR	5,000	5,218,955
	0.250%, 03/24/26	EUR	3,086	3,079,065
	1.375%, 09/04/26	GBP	5,250	5,796,795
	Oracle Corp.
	3.400%, 07/08/24		5,000	4,894,945
	2.500%, 04/01/25		7,800	7,439,625
		Face Amount^	Value†
		(000)
ORIX Corp.
4.050%, 01/16/24		6,765	$6,695,528
1.919%, 04/20/26	EUR	5,029	5,228,810
Paramount Global
# 4.750%, 05/15/25		8,833	8,668,467
Parker-Hannifin Corp.
2.700%, 06/14/24		4,750	4,627,184
3.650%, 06/15/24		20,000	19,643,873
3.300%, 11/21/24		2,130	2,058,693
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.125%, 08/01/23		2,707	2,707,000
3.450%, 07/01/24		636	621,571
4.000%, 07/15/25		795	763,871
4.450%, 01/29/26		3,072	2,959,345
1.700%, 06/15/26		31,500	27,966,550
PepsiCo, Inc.
2.150%, 05/06/24	CAD	3,120	2,308,301
Philip Morris International, Inc.
2.875%, 05/01/24		27,412	26,871,430
0.625%, 11/08/24	EUR	2,508	2,643,765
2.750%, 03/19/25	EUR	796	857,304
2.875%, 03/03/26	EUR	5,000	5,345,958
Phillips 66
3.850%, 04/09/25		5,000	4,863,015
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,750	5,025,264
Principal Financial Group, Inc.
3.400%, 05/15/25		2,000	1,923,831
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	900	847,714
Prologis LP
3.000%, 06/02/26	EUR	2,000	2,131,988
Province of Alberta Canada
0.625%, 04/18/25	EUR	22,245	23,247,207
Province of Quebec
1.500%, 12/15/23	GBP	2,500	3,157,815
Province of Quebec Canada
2.500%, 04/09/24		3,000	2,935,984
PVH Corp.
3.625%, 07/15/24	EUR	2,023	2,210,730
4.625%, 07/10/25		17,556	17,028,606
Quebec, Province of Canada
2.375%, 01/22/24	EUR	1,000	1,091,681
Realty Income Corp.
1.875%, 01/14/27	GBP	2,000	2,220,805
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	1,200	1,213,244
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/24		5,625	5,480,913

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Regie Autonome des Transports Parisiens
	0.375%, 06/15/24	EUR	4,700	$5,009,945
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	14,468,236
	0.875%, 05/06/24		5,000	4,803,900
	2.375%, 10/17/24		23,379	22,386,935
	Reynolds American, Inc.
	4.450%, 06/12/25		6,630	6,492,700
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	11,750	8,817,780
	3.625%, 12/15/25		313	298,038
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,059,632
	0.875%, 04/15/26		1,000	887,257
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	15,000	11,045,842
	0.125%, 07/23/24	EUR	660	699,117
	0.875%, 01/20/26		28,691	25,749,472
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.608%, 01/19/24		1,769	1,766,311
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.900%, 04/27/26		8,500	8,410,297
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r)	6.135%, 04/14/25		8,000	8,006,765
	Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	3,750	3,897,558
	Royalty Pharma PLC
	1.200%, 09/02/25		10,303	9,366,301
	Ryder System, Inc.
#	3.875%, 12/01/23		290	288,017
	3.650%, 03/18/24		670	660,784
	2.500%, 09/01/24		8,500	8,198,915
	4.625%, 06/01/25		4,800	4,696,743
	4.300%, 06/15/27		400	388,187
	Sandvik AB
	3.000%, 06/18/26	EUR	300	322,839
	SBAB Bank AB
	1.875%, 12/10/25	EUR	6,250	6,548,954
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	4,473	4,696,506
	1.375%, 10/28/26	EUR	8,200	8,401,758
	Schlumberger Finance France SAS
	1.000%, 02/18/26	EUR	1,000	1,026,870
	Sempra
	3.300%, 04/01/25		17,708	17,059,848
			Face Amount^	Value†
			(000)
	Shell International Finance BV
	1.125%, 04/07/24	EUR	1,600	$1,724,675
	1.875%, 09/15/25	EUR	7,500	7,929,927
	Sherwin-Williams Co.
	3.125%, 06/01/24		10,500	10,293,353
	Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	1,180	1,244,749
	1.000%, 02/20/25	GBP	5,000	5,992,729
	2.250%, 03/10/25	EUR	4,600	4,939,226
Δ	0.000%, 02/20/26	EUR	300	302,554
	Simon Property Group LP
	2.000%, 09/13/24		14,000	13,444,674
	3.500%, 09/01/25		15,100	14,541,861
	Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	900	954,760
	4.000%, 11/09/26	EUR	4,750	5,195,563
	1.750%, 11/11/26	EUR	1,500	1,540,760
	Sky Ltd.
	1.875%, 11/24/23	EUR	8,300	9,058,322
	2.250%, 11/17/25	EUR	2,580	2,732,524
	2.500%, 09/15/26	EUR	10,366	10,956,309
	6.000%, 05/21/27	GBP	450	584,865
	Societe Generale SA
	4.250%, 09/14/23		500	498,478
	2.625%, 10/16/24		2,000	1,917,704
	1.125%, 01/23/25	EUR	100	105,271
#	1.375%, 07/08/25		6,600	6,050,496
	0.125%, 02/24/26	EUR	3,200	3,178,981
	4.000%, 01/12/27		4,000	3,744,795
	Solvay Finance America LLC
	4.450%, 12/03/25		4,000	3,866,262
	Southwestern Electric Power Co.
#	1.650%, 03/15/26		34,442	31,318,979
	SpareBank 1 SMN
	3.125%, 12/22/25	EUR	2,969	3,183,498
	Spectra Energy Partners LP
#	3.500%, 03/15/25		5,800	5,599,675
	Standard Chartered PLC
	4.050%, 04/12/26		5,544	5,333,051
	Statkraft AS
	1.125%, 03/20/25	EUR	1,040	1,091,557
	Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,660,788
	Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,350,084
	Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,264,884
	Sumitomo Mitsui Financial Group, Inc.
	0.465%, 05/30/24	EUR	4,000	4,272,571
	2.696%, 07/16/24		13,364	12,972,952
	1.546%, 06/15/26	EUR	6,680	6,882,771

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,100	$2,032,977
	2.550%, 03/10/25		11,800	11,188,912
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.716%, 09/15/26	AUD	7,000	4,639,168
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.135%, 01/25/27	AUD	13,670	9,122,903
Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	2,670	2,797,396
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.328%, 06/15/26		22,350	22,497,510
Swedbank AB
	0.600%, 09/25/23		7,575	7,513,567
	0.850%, 03/18/24		500	484,671
	0.750%, 05/05/25	EUR	1,250	1,293,711
	3.750%, 11/14/25	EUR	6,000	6,538,698
	0.250%, 11/02/26	EUR	2,200	2,143,315
Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	4,000	5,050,894
Telenor ASA
Δ	0.000%, 09/25/23	EUR	400	437,254
	2.625%, 12/06/24	EUR	1,000	1,080,017
Telstra Corp. Ltd.
	3.125%, 04/07/25		577	555,288
Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	3,267	3,551,046
Δ	0.000%, 11/18/25	EUR	7,080	7,149,406
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	2,200	2,335,449
	0.125%, 03/01/25	EUR	22,600	23,438,545
	1.400%, 01/23/26	EUR	3,400	3,529,113
Toronto-Dominion Bank
	0.750%, 01/06/26		11,740	10,525,520
#	1.200%, 06/03/26		76,996	68,578,618
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.310%, 07/10/24	AUD	7,200	4,850,032
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	4,700	5,073,590
	2.500%, 03/25/26	EUR	3,000	3,201,710
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	4,500	4,825,047
	2.004%, 10/21/24	EUR	3,870	4,160,944
	0.064%, 01/13/25	EUR	4,000	4,156,041
			Face Amount^	Value†
			(000)
	Toyota Motor Credit Corp.
	0.625%, 09/13/24		13,300	$12,604,563
	0.750%, 11/19/26	GBP	4,983	5,488,001
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r)	5.976%, 05/18/26		8,390	8,445,795
	Toyota Motor Finance Netherlands BV
Δ	0.000%, 10/27/25	EUR	3,010	3,047,900
	0.750%, 12/19/25	GBP	9,500	10,862,911
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	5,500	6,010,872
	Truist Bank
	3.200%, 04/01/24		5,000	4,912,942
	Truist Financial Corp.
	2.850%, 10/26/24		4,000	3,854,796
	U.S. Bancorp
	0.850%, 06/07/24	EUR	19,500	20,685,132
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,235,126
	UBS Group AG
	4.125%, 09/24/25		17,000	16,357,112
#	4.125%, 09/24/25		21,000	20,205,844
	4.125%, 04/15/26		6,700	6,411,020
	1.250%, 09/01/26	EUR	1,180	1,180,439
	Unedic Asseo
	2.375%, 05/25/24	EUR	2,400	2,606,866
	Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	3,895	3,999,426
	United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r)	4.267%, 05/20/24	AUD	2,500	1,677,578
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	8,000	5,909,134
	Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	11,076	11,864,238
	3.950%, 06/15/26		6,500	6,168,278
	Vattenfall AB
	3.250%, 04/18/24	EUR	5,961	6,518,651
	Ventas Realty LP
	3.500%, 04/15/24		1,000	980,936
	2.650%, 01/15/25		5,000	4,735,157
	3.500%, 02/01/25		5,900	5,666,600
	VeriSign, Inc.
	5.250%, 04/01/25		750	743,919
	Verizon Communications, Inc.
	3.376%, 02/15/25		3,000	2,904,328
	VF Corp.
	2.400%, 04/23/25		13,632	12,833,606
	Viatris, Inc.
	1.650%, 06/22/25		1,120	1,035,878
	Vinci SA
	2.250%, 03/15/27	GBP	4,600	5,270,456

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	5,000	$5,466,056
Δ	0.000%, 02/12/25	EUR	9,900	10,257,639
	Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	3,300	4,134,682
	2.125%, 06/27/24	GBP	1,700	2,106,378
	Volkswagen Group of America Finance LLC
	2.850%, 09/26/24		1,000	966,404
	Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	13,260	14,034,252
	Volvo Treasury AB
	0.125%, 09/17/24	EUR	500	526,496
	0.625%, 02/14/25	EUR	6,200	6,483,883
	1.625%, 05/26/25	EUR	6,770	7,137,983
	1.625%, 09/18/25	EUR	4,680	4,905,781
	2.625%, 02/20/26	EUR	10,000	10,661,723
	2.000%, 08/19/27	EUR	6,700	6,896,203
	Wells Fargo & Co.
	3.184%, 02/08/24	CAD	35,750	26,752,652
	0.500%, 04/26/24	EUR	1,000	1,070,647
	2.125%, 06/04/24	EUR	2,000	2,162,497
	3.000%, 02/19/25		9,300	8,948,830
	1.625%, 06/02/25	EUR	1,000	1,050,351
	1.375%, 10/26/26	EUR	3,150	3,177,090
	1.000%, 02/02/27	EUR	1,650	1,624,917
	Welltower OP LLC
	4.000%, 06/01/25		400	387,429
	Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,049,165
	Western Union Co.
	1.350%, 03/15/26		55,086	49,220,849
	Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	985,650
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	5.005%, 03/17/25	AUD	25,200	16,955,713
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r)	4.662%, 02/16/26	AUD	9,000	6,050,419
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r)	4.674%, 08/11/25	AUD	8,000	5,387,594
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r)	5.104%, 11/11/27	AUD	5,000	3,401,794
	Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	625	635,679
	Williams Cos., Inc.
	4.300%, 03/04/24		5,100	5,050,716
	4.550%, 06/24/24		16,300	16,114,793
	Face Amount^	Value†
	(000)
3.900%, 01/15/25	9,993	$9,756,965
WP Carey, Inc.
4.000%, 02/01/25	6,000	5,837,174
WRKCo, Inc.
3.750%, 03/15/25	400	387,825
TOTAL BONDS		4,474,980,872
U.S. TREASURY OBLIGATIONS — (16.5%)
U.S. Treasury Notes
0.125%, 08/15/23	55,000	54,886,763
0.500%, 11/30/23	210,000	206,636,720
2.125%, 11/30/23	111,000	109,798,946
0.125%, 12/15/23	60,000	58,860,937
0.750%, 12/31/23	138,000	135,380,156
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r) 5.491%, 10/31/24	150,000	150,192,796
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r) 5.510%, 04/30/25	90,000	90,096,149
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r) 5.551%, 01/31/25	197,000	197,412,744
TOTAL U.S. TREASURY OBLIGATIONS		1,003,265,211

COMMERCIAL PAPER — (9.6%)
3M Co.
5.548%, 08/08/23	5,250	5,243,840
5.585%, 09/07/23	8,837	8,787,608
American Honda Finance Corp.
5.757%, 09/18/23	5,000	4,962,386
Canadian Imperial Bank of Commerce
5.704%, 12/05/23	24,000	23,539,921
Canadian Natural Resources Ltd.
6.133%, 08/25/23	30,750	30,619,291
CDP Financial, Inc.
5.584%, 11/17/23	21,400	21,047,518
5.593%, 11/27/23	10,000	9,819,484
5.626%, 12/04/23	13,500	13,241,259
5.616%, 12/05/23	20,000	19,613,497
5.628%, 12/11/23	60,000	58,782,829
5.606%, 12/12/23	36,000	35,263,938
Credit Agricole Corporate & Investment Bank SA
5.609%, 09/08/23	15,000	14,912,949

DFA Short-Term Extended Quality Portfolio
CONTINUED
	FaceAmount^	Value†
	(000)
DNB Bank ASA
5.780%, 01/04/24	25,000	$24,399,693
Export Development Canada
5.630%, 01/04/24	54,150	52,864,377
5.661%, 01/08/24	62,000	60,488,836
General Motors Financial Co. Inc.
5.971%, 02/06/24	17,600	17,037,000
Harley-Davidson Financial Services, Inc.
6.019%, 08/03/23	6,000	5,997,220
4.297%, 08/17/23	5,500	5,485,482
5.837%, 08/17/23	7,500	7,480,202
6.240%, 10/30/23	21,000	20,680,279
Jabil, Inc.
6.169%, 08/29/23	14,500	14,428,212
Parker-Hannifin Corp.
5.784%, 01/17/24	16,500	16,047,148
Skandinaviska Enskilda Banken AB
5.668%, 11/15/23	40,000	39,354,314
	FaceAmount^	Value†
	(000)
5.517%, 11/16/23	10,000	$9,837,010
Swedbank AB
5.603%, 10/24/23	30,000	29,620,333
Walgreens Boots Alliance, Inc.
6.069%, 08/18/23	36,500	36,391,230
TOTAL COMMERCIAL PAPER (Cost $586,150,485)		585,945,856
TOTAL INVESTMENT SECURITIES (Cost $6,153,087,028)		6,064,191,939

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,776,451	20,548,214
TOTAL INVESTMENTS — (100.0%)
(Cost $6,173,634,020)^^			$6,084,740,153

As of July 31, 2023, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	89,913,962	EUR	81,726,666	Citibank, N.A.	08/14/23	$4,020
USD	91,505,254	GBP	70,856,775	Citibank, N.A.	08/14/23	565,738
USD	135,907,181	EUR	123,174,955	Citibank, N.A.	08/15/23	392,249
USD	92,368,012	EUR	82,497,979	Morgan Stanley and Co. International	08/16/23	1,600,831
USD	20,389,288	AUD	29,883,767	HSBC Bank	08/18/23	305,330
USD	123,845,159	EUR	110,222,202	Citibank, N.A.	08/21/23	2,545,756
USD	18,361,370	AUD	26,896,269	Morgan Stanley and Co. International	08/21/23	283,359
USD	23,362,704	AUD	34,263,127	State Street Bank and Trust	08/21/23	333,146
USD	83,531,413	GBP	64,858,063	UBS AG	08/21/23	288,100
USD	116,717,332	EUR	105,907,655	HSBC Bank	08/23/23	154,911
USD	134,602,848	EUR	121,096,212	Barclays Capital	08/25/23	1,311,061
USD	22,499,899	AUD	33,048,919	Societe Generale	08/30/23	279,603
USD	41,075,604	EUR	36,828,141	UBS AG	08/30/23	528,792
USD	111,510,600	EUR	100,000,000	Bank of New York Mellon	08/31/23	1,407,959
CAD	11,634,756	USD	8,794,350	Bank of America Corp.	09/07/23	33,326
USD	129,199,633	EUR	116,980,388	State Street Bank and Trust	09/29/23	215,034
Total Appreciation						$10,249,215
USD	133,728,432	EUR	122,086,039	Citibank, N.A.	08/01/23	$(505,215)
EUR	6,250,405	USD	6,908,471	Royal Bank of Canada	08/01/23	(36,148)
EUR	115,835,634	USD	127,567,467	State Street Bank and Trust	08/01/23	(206,143)
USD	89,796,124	GBP	70,278,455	HSBC Bank	08/07/23	(398,101)
USD	13,806,707	NOK	148,293,372	HSBC Bank	08/14/23	(831,535)
GBP	254,846	USD	327,837	JPMorgan Chase Bank, N.A.	08/14/23	(761)
EUR	7,940,099	USD	8,846,598	Barclays Capital	08/15/23	(111,040)
USD	56,110,606	NOK	598,982,800	Bank of America Corp.	08/21/23	(3,029,625)
USD	122,635,176	EUR	111,947,687	Citibank, N.A.	08/22/23	(569,025)

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	4,498,789	USD	4,984,367	Royal Bank of Canada	08/25/23	$(32,506)
USD	79,674,697	CAD	105,709,671	Barclays Capital	09/07/23	(530,746)
USD	66,113,826	CAD	88,278,513	Citibank, N.A.	09/08/23	(866,862)
EUR	8,980,194	USD	9,894,521	Bank of New York Mellon	09/11/23	(1,744)
USD	136,799,610	EUR	124,464,188	Citibank, N.A.	09/11/23	(312,855)
EUR	4,769,709	USD	5,355,437	Citibank, N.A.	09/11/23	(101,021)
USD	73,725,582	CAD	97,367,599	HSBC Bank	09/13/23	(156,045)
Total (Depreciation)						$(7,689,372)
Total Appreciation (Depreciation)						$2,559,843
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,474,980,872	—	$4,474,980,872
U.S. Treasury Obligations	—	1,003,265,211	—	1,003,265,211
Commercial Paper	—	585,945,856	—	585,945,856
Securities Lending Collateral	—	20,548,214	—	20,548,214
Forward Currency Contracts**	—	2,559,843	—	2,559,843
TOTAL	—	$6,087,299,996	—	$6,087,299,996
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
	Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,243,021
BONDS — (91.4%)
	3M Co.
	2.375%, 08/26/29		6,900	5,983,097
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	3,948,266
Ω	2.500%, 02/10/41		4,900	3,236,666
	Advance Auto Parts, Inc.
	3.500%, 03/15/32		950	773,742
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,199,075
	3.850%, 10/29/41		1,000	756,792
	Aetna, Inc.
	6.750%, 12/15/37		1,000	1,101,473
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,407,000
	African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,661,265
	Albemarle Corp.
	5.050%, 06/01/32		2,000	1,912,960
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		650	464,201
	Allegion PLC
	3.500%, 10/01/29		3,800	3,405,298
	Allstate Corp.
	5.350%, 06/01/33		1,900	1,902,479
	Altria Group, Inc.
	3.400%, 05/06/30		2,100	1,857,599
	2.450%, 02/04/32		6,200	4,880,052
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	310,063
	Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,333,858
	American Honda Finance Corp.
	0.750%, 11/25/26	GBP	4,000	4,394,789
	American Tower Corp.
	4.125%, 05/16/27	EUR	2,000	2,183,260
	Amgen, Inc.
	2.300%, 02/25/31		3,413	2,831,249
	4.950%, 10/01/41		1,200	1,104,065
	Amphenol Corp.
	2.800%, 02/15/30		5,600	4,911,811
			Face Amount^	Value†
			(000)

	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		1,000	$932,432
	Aon Corp.
	3.750%, 05/02/29		9,775	9,124,202
	Appalachian Power Co.
	7.000%, 04/01/38		1,200	1,346,339
	Apple, Inc.
	2.200%, 09/11/29		5,000	4,408,279
	ArcelorMittal SA
	4.250%, 07/16/29		2,447	2,332,301
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	5,893,987
	Arrow Electronics, Inc.
	3.875%, 01/12/28		5,330	4,958,179
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,578,891
Ω	5.500%, 08/11/32		4,600	4,456,574
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	3,089,173
	4.250%, 01/17/28	AUD	5,000	3,319,524
	Asian Infrastructure Investment Bank
	1.900%, 01/18/27	AUD	2,000	1,218,949
	Assurant, Inc.
	2.650%, 01/15/32		6,000	4,500,281
	AT&T, Inc.
	2.900%, 12/04/26	GBP	2,000	2,309,054
	4.500%, 05/15/35		2,000	1,804,119
	4.900%, 08/15/37		2,000	1,836,840
	Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	143	142,896
	5.350%, 11/04/27	AUD	16,900	11,537,574
	AutoNation, Inc.
	1.950%, 08/01/28		3,000	2,476,366
	2.400%, 08/01/31		3,000	2,304,866
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,512,776
	Avnet, Inc.
	3.000%, 05/15/31		8,245	6,607,388
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		4,280	4,028,953
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		9,170	8,555,437
	3.138%, 11/07/29		2,000	1,787,557
	Banco Santander SA
	3.875%, 01/16/28	EUR	1,000	1,089,616
	3.800%, 02/23/28		5,800	5,335,877

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.490%, 05/28/30		600	$527,581
Bank of Nova Scotia
	2.450%, 02/02/32		6,800	5,558,222
Banque Federative du Credit Mutuel SA
	0.875%, 12/07/27	GBP	3,600	3,752,540
Barclays PLC
	3.250%, 02/12/27	GBP	3,000	3,469,502
BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,146,362
	4.390%, 08/15/37		1,200	948,341
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		7,000	6,699,140
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		831	671,925
Best Buy Co., Inc.
	4.450%, 10/01/28		4,400	4,275,547
Black Hills Corp.
	4.350%, 05/01/33		8,837	7,886,649
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		4,000	3,814,402
BNG Bank NV
	3.500%, 07/19/27	AUD	1,980	1,274,932
BNP Paribas SA
Ω	3.500%, 11/16/27		8,631	7,969,753
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	127,921
Boeing Co.
	2.950%, 02/01/30		1,800	1,576,677
	6.125%, 02/15/33		3,335	3,490,253
	3.600%, 05/01/34		2,600	2,230,862
	3.250%, 02/01/35		300	244,586
Booking Holdings, Inc.
	4.625%, 04/13/30		4,100	4,019,285
BP Capital Markets America, Inc.
	3.060%, 06/17/41		4,200	3,158,725
BP Capital Markets PLC
	2.274%, 07/03/26	GBP	2,000	2,349,043
BPCE SA
Ω	2.700%, 10/01/29		2,000	1,730,505
Brighthouse Financial, Inc.
	5.625%, 05/15/30		4,035	3,917,211
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		4,500	4,041,989
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,431,998
Broadcom, Inc.
	4.300%, 11/15/32		2,800	2,554,305
Ω	3.419%, 04/15/33		600	501,834
Ω	3.137%, 11/15/35		4,900	3,759,160
Brookfield Finance, Inc.
	4.350%, 04/15/30		2,000	1,853,932
	2.724%, 04/15/31		4,000	3,302,441
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,041	1,926,961
			Face Amount^	Value†
			(000)

	Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	$1,799,676
	Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	1,961,942
	Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,472,589
	CDP Financial, Inc.
	1.125%, 04/06/27	EUR	3,000	3,028,671
	CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,629,527
	Charles Schwab Corp.
	2.750%, 10/01/29		3,000	2,587,979
	4.625%, 03/22/30		5,000	4,897,743
	Choice Hotels International, Inc.
	3.700%, 12/01/29		4,580	4,064,450
	Cigna Group
	4.375%, 10/15/28		4,600	4,448,611
	2.400%, 03/15/30		3,866	3,277,405
	3.200%, 03/15/40		1,070	817,153
	Citigroup, Inc.
	8.125%, 07/15/39		4,866	6,174,695
	5.875%, 01/30/42		3,000	3,138,682
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,750	3,601,136
	Comcast Corp.
	7.050%, 03/15/33		3,437	3,949,017
	4.400%, 08/15/35		3,250	3,053,932
	Commonwealth Bank of Australia
	2.400%, 01/14/27	AUD	5,000	3,089,303
	5.000%, 01/13/28	AUD	9,450	6,362,291
	Conagra Brands, Inc.
	5.300%, 11/01/38		6,600	6,234,121
	ConocoPhillips
	5.900%, 10/15/32		5,800	6,240,349
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,442,423
	5.500%, 12/01/39		1,400	1,374,115
	5.700%, 06/15/40		294	293,393
	Constellation Energy Generation LLC
	5.600%, 06/15/42		568	547,990
	Cooperatieve Rabobank UA
	1.250%, 03/23/26	EUR	5,000	5,196,018
	Corebridge Financial, Inc.
	4.350%, 04/05/42		8,000	6,501,599
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,399,281
Ω	4.700%, 12/15/42		1,000	835,586
	Credit Agricole SA
	3.875%, 04/15/24		78	76,827
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,280	1,209,171

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	CVS Health Corp.
	4.780%, 03/25/38		5,000	$4,613,490
	Danske Bank AS
Ω	4.375%, 06/12/28		6,000	5,595,646
	Deere & Co.
	5.375%, 10/16/29		250	258,982
	Dell International LLC/EMC Corp.
Ω	3.375%, 12/15/41		5,000	3,554,116
	Devon Energy Corp.
	4.750%, 05/15/42		8,000	6,870,229
	Diageo Capital PLC
	2.375%, 10/24/29		5,900	5,135,669
	Discover Financial Services
	4.100%, 02/09/27		1,800	1,677,287
	Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,083,242
	Dow Chemical Co.
	5.250%, 11/15/41		8,000	7,631,905
	DuPont de Nemours, Inc.
	5.319%, 11/15/38		7,000	6,938,939
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	388,133
	DXC Technology Co.
	2.375%, 09/15/28		5,000	4,214,692
	Eagle Materials, Inc.
	2.500%, 07/01/31		600	492,261
	Eastman Chemical Co.
	4.800%, 09/01/42		2,000	1,727,454
	Elevance Health, Inc.
	4.101%, 03/01/28		5,000	4,808,341
	2.250%, 05/15/30		3,616	3,029,857
	Enel Finance International NV
Ω	3.500%, 04/06/28		4,000	3,669,960
	Enexis Holding NV
	0.875%, 04/28/26	EUR	700	714,569
	Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,290,055
	6.650%, 10/15/34		1,500	1,630,376
	ERP Operating LP
	1.850%, 08/01/31		2,000	1,572,916
	Estee Lauder Cos., Inc.
	2.600%, 04/15/30		145	126,606
	European Investment Bank
	3.300%, 02/03/28	AUD	1,931	1,234,521
	Expedia Group, Inc.
	3.250%, 02/15/30		53	46,622
	Fairfax Financial Holdings Ltd.
	5.625%, 08/16/32		950	925,545
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,517,461
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	7,813,643
		Face Amount^	Value†
		(000)

	2.450%, 03/15/31	1,000	$792,585
Fidelity National Information Services, Inc.
	5.100%, 07/15/32	3,500	3,470,555
	3.100%, 03/01/41	1,000	712,260
First American Financial Corp.
	2.400%, 08/15/31	3,300	2,510,759
Flex Ltd.
	4.875%, 06/15/29	2,389	2,288,732
	4.875%, 05/12/30	2,500	2,412,817
Flowserve Corp.
	2.800%, 01/15/32	9,600	7,678,093
FMC Corp.
	5.650%, 05/18/33	3,500	3,376,989
FMR LLC
Ω	4.950%, 02/01/33	8,555	8,041,302
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,450,279
Fox Corp.
	5.476%, 01/25/39	5,600	5,181,862
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	5,000	3,828,630
GATX Corp.
	3.500%, 06/01/32	1,050	891,621
	5.450%, 09/15/33	500	491,324
General Motors Co.
	5.000%, 04/01/35	1,350	1,244,454
General Motors Financial Co., Inc.
	5.850%, 04/06/30	3,000	2,995,763
Georgia-Pacific LLC
	7.750%, 11/15/29	4,760	5,392,703
Gilead Sciences, Inc.
	2.600%, 10/01/40	3,786	2,718,565
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	1,600	1,545,430
Glencore Funding LLC
Ω	2.850%, 04/27/31	5,600	4,608,154
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,014,592
Goldman Sachs Group, Inc.
	6.125%, 02/15/33	6,200	6,671,969
Halliburton Co.
	6.700%, 09/15/38	5,400	5,934,299
	7.450%, 09/15/39	1,000	1,162,903
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	7,575	6,903,713
HCA, Inc.
	5.500%, 06/01/33	5,000	4,977,767
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	350	288,284

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	$306,687
	Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	2,933,740
	Hess Corp.
	5.600%, 02/15/41		2,000	1,908,731
	Home Depot, Inc.
	3.300%, 04/15/40		3,600	2,913,906
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	947,809
	HSBC Holdings PLC
	4.950%, 03/31/30		3,556	3,481,458
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,159,678
	ING Groep NV
	3.950%, 03/29/27		6,550	6,253,174
	4.550%, 10/02/28		206	198,662
	Intel Corp.
	4.600%, 03/25/40		1,700	1,584,651
	2.800%, 08/12/41		3,000	2,116,648
	5.625%, 02/10/43		750	759,434
	Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	1,263,279
	Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	917,882
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	4,965,660
	International Business Machines Corp.
	3.300%, 01/27/27		1,726	1,634,928
	3.500%, 05/15/29		29	26,908
	4.150%, 05/15/39		2,300	2,008,697
	2.850%, 05/15/40		2,000	1,449,999
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		8,500	5,977,447
	Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,845,872
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,624,883
Ω	4.000%, 09/23/29		1,500	1,313,724
	Jabil, Inc.
	3.600%, 01/15/30		3,995	3,595,785
	3.000%, 01/15/31		5,767	4,897,669
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	1,911,009
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,357,064
			Face Amount^	Value†
			(000)

	Japan Government Five Year Bond
	0.200%, 12/20/27	JPY	1,600,000	$11,286,655
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		7,900	6,178,553
	Johnson & Johnson
	1.300%, 09/01/30		2,825	2,308,286
	4.375%, 12/05/33		4,334	4,334,392
	2.100%, 09/01/40		7,000	4,903,880
	Juniper Networks, Inc.
	3.750%, 08/15/29		7,000	6,405,064
	Kellogg Co.
	7.450%, 04/01/31		700	796,847
	Kemper Corp.
	2.400%, 09/30/30		5,500	4,266,355
	3.800%, 02/23/32		3,100	2,547,030
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,325,628
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		1,565	1,598,038
	Kinder Morgan, Inc.
	5.300%, 12/01/34		5,000	4,844,150
	Kommunalbanken AS
	3.000%, 12/09/26	AUD	1,000	637,910
	4.350%, 01/18/28	AUD	2,800	1,856,763
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,678,795
	Kroger Co.
	7.500%, 04/01/31		6,725	7,624,957
	Lam Research Corp.
	4.000%, 03/15/29		1,600	1,549,473
	Landwirtschaftliche Rentenbank
	4.000%, 01/19/28	AUD	2,360	1,550,179
	Lazard Group LLC
	4.500%, 09/19/28		7,000	6,630,872
	Lear Corp.
	3.500%, 05/30/30		3,595	3,179,639
	Leggett & Platt, Inc.
	4.400%, 03/15/29		6,200	5,920,385
	Lincoln National Corp.
	3.400%, 01/15/31		50	41,886
	3.400%, 03/01/32		863	700,799
	Lloyds Banking Group PLC
	4.375%, 03/22/28		4,000	3,802,772
	Loews Corp.
	6.000%, 02/01/35		1,900	1,968,828
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,243,602
Ω	3.200%, 04/06/41		2,700	2,014,461
	LYB International Finance III LLC
	3.375%, 10/01/40		9,500	7,023,195
	Manitoba, Province of Canada
	3.600%, 08/17/27	AUD	6,800	4,369,665

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Markel Group, Inc.
3.350%, 09/17/29		7,000	$6,307,896
Marriott International, Inc.
2.750%, 10/15/33		3,000	2,381,940
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33		2,500	2,639,874
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		2,705	3,345,736
Merck Sharp & Dohme Corp.
6.400%, 03/01/28		1,091	1,159,786
MetLife, Inc.
6.500%, 12/15/32		300	329,547
5.700%, 06/15/35		7,200	7,471,237
Micron Technology, Inc.
4.663%, 02/15/30		4,334	4,106,256
3.366%, 11/01/41		3,200	2,260,129
Microsoft Corp.
3.500%, 02/12/35		10,000	9,229,154
4.200%, 11/03/35		3,750	3,675,742
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,005,846
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,083,269
3.751%, 07/18/39		3,200	2,698,102
Mizuho Financial Group, Inc.
2.839%, 09/13/26		2,000	1,837,090
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,666,277
Morgan Stanley
7.250%, 04/01/32		4,234	4,858,365
Mosaic Co.
4.050%, 11/15/27		4,000	3,841,273
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,728,289
5.600%, 06/01/32		1,111	1,102,662
MPLX LP
4.125%, 03/01/27		1,600	1,537,580
4.500%, 04/15/38		5,610	4,835,392
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,764,325
4.400%, 05/12/28	AUD	5,700	3,735,241
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,690,584
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,700,812
NetApp, Inc.
2.700%, 06/22/30		3,600	3,035,466
Newmont Corp.
5.875%, 04/01/35		5,000	5,093,415
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,492,732
		Face Amount^	Value†
		(000)

2.679%, 07/16/30		2,000	$1,628,316
Nordea Bank Abp
0.500%, 05/14/27	EUR	2,000	1,961,487
Northern Trust Corp.
1.950%, 05/01/30		9,100	7,550,556
NOV, Inc.
3.950%, 12/01/42		1,359	1,014,381
Nucor Corp.
3.950%, 05/01/28		6,000	5,707,091
3.125%, 04/01/32		180	155,937
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,361,490
ONEOK, Inc.
6.350%, 01/15/31		3,700	3,810,819
OP Corporate Bank PLC
4.125%, 04/18/27	EUR	7,000	7,751,225
Oracle Corp.
3.250%, 11/15/27		1,799	1,676,877
3.250%, 05/15/30		2,966	2,633,834
3.600%, 04/01/40		4,000	3,080,772
ORIX Corp.
2.250%, 03/09/31		1,500	1,227,498
4.000%, 04/13/32		2,500	2,299,042
Owens Corning
3.875%, 06/01/30		4,900	4,495,496
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.550%, 05/01/28		5,000	4,922,599
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,135,683
Phillips 66
2.150%, 12/15/30		2,200	1,798,197
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	136,795
PPG Industries, Inc.
2.800%, 08/15/29		5,000	4,458,018
2.550%, 06/15/30		2,695	2,293,023
Primerica, Inc.
2.800%, 11/19/31		5,950	4,935,158
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,063,549
Progressive Corp.
6.250%, 12/01/32		900	973,023
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	300	282,571
Prologis LP
4.625%, 01/15/33		2,600	2,529,648
Prudential Financial, Inc.
3.878%, 03/27/28		2,856	2,744,817
5.750%, 07/15/33		3,625	3,808,482
3.000%, 03/10/40		600	453,669
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,189,935
3.625%, 03/24/32		2,750	2,448,550

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

PulteGroup, Inc.
	6.375%, 05/15/33		1,100	$1,159,381
Rayonier LP
	2.750%, 05/17/31		3,500	2,792,863
Realty Income Corp.
	5.625%, 10/13/32		2,600	2,640,305
	2.850%, 12/15/32		2,067	1,686,599
	1.800%, 03/15/33		4,600	3,375,248
Reinsurance Group of America, Inc.
	3.950%, 09/15/26		2,357	2,226,676
	3.150%, 06/15/30		1,200	1,029,923
Revvity, Inc.
	3.300%, 09/15/29		1,500	1,345,179
Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28		1,720	1,886,962
Royal Bank of Canada
	3.875%, 05/04/32		2,000	1,833,206
	5.000%, 02/01/33		6,000	5,891,635
Royalty Pharma PLC
	3.300%, 09/02/40		8,450	5,973,719
RTX Corp.
	4.875%, 10/15/40		4,000	3,736,947
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		1,000	963,073
Schlumberger Investment SA
	2.650%, 06/26/30		150	131,189
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	82,612
Simon Property Group LP
	2.650%, 07/15/30		3,800	3,221,194
	2.250%, 01/15/32		3,967	3,109,214
Skandinaviska Enskilda Banken AB
	3.750%, 02/07/28	EUR	800	861,150
	3.875%, 05/09/28	EUR	1,000	1,096,691
Societe Generale SA
	0.750%, 01/25/27	EUR	2,000	1,945,029
Ω	3.000%, 01/22/30		5,400	4,531,728
Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,647,704
Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,543,661
	5.200%, 09/01/40		3,000	2,801,865
Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,285,295
Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		9,099	7,271,737
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	200	206,071
	3.544%, 01/17/28		3,100	2,865,700
	3.040%, 07/16/29		3,000	2,630,426
		Face Amount^	Value†
		(000)

2.222%, 09/17/31		6,227	$4,946,863
Sun Communities Operating LP
4.200%, 04/15/32		5,000	4,400,437
Suncor Energy, Inc.
5.950%, 12/01/34		6,600	6,617,174
6.500%, 06/15/38		1,000	1,042,859
Svenska Handelsbanken AB
3.750%, 11/01/27	EUR	16,000	17,530,153
Swedbank AB
1.300%, 02/17/27	EUR	1,000	990,221
4.250%, 07/11/28	EUR	1,919	2,111,583
Tapestry, Inc.
3.050%, 03/15/32		1,762	1,407,035
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,679,442
Telefonica Europe BV
8.250%, 09/15/30		6,875	7,930,416
T-Mobile USA, Inc.
4.375%, 04/15/40		450	397,066
3.000%, 02/15/41		8,500	6,155,225
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,215,577
3.200%, 03/10/32		5,000	4,305,190
4.456%, 06/08/32		4,909	4,621,739
TotalEnergies Capital SA
3.883%, 10/11/28		1,728	1,658,683
Toyota Motor Credit Corp.
3.050%, 01/11/28		7,000	6,509,331
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,533,558
UBS Group AG
1.250%, 09/01/26	EUR	3,900	3,901,449
Union Pacific Corp.
3.375%, 02/14/42		250	199,690
United Parcel Service, Inc.
5.200%, 04/01/40		5,260	5,367,169
4.875%, 11/15/40		907	887,920
UnitedHealth Group, Inc.
3.875%, 12/15/28		2,200	2,113,266
Unum Group
4.000%, 06/15/29		2,875	2,661,541
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,975,042
6.625%, 06/15/37		2,300	2,474,260
Ventas Realty LP
3.000%, 01/15/30		3,400	2,904,563
Verizon Communications, Inc.
4.812%, 03/15/39		7,000	6,423,585
VF Corp.
2.950%, 04/23/30		6,945	5,753,964
Viatris, Inc.
3.850%, 06/22/40		5,350	3,804,506

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Virginia Electric & Power Co.
8.875%, 11/15/38		670	$882,416
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,223,538
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	7,819,245
Volvo Treasury AB
2.000%, 08/19/27	EUR	1,000	1,029,284
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30		4,600	3,916,100
Walt Disney Co.
6.200%, 12/15/34		2,200	2,404,679
3.500%, 05/13/40		400	326,431
Wells Fargo & Co.
4.150%, 01/24/29		5,764	5,467,740
Welltower OP LLC
3.100%, 01/15/30		1,200	1,046,700
2.750%, 01/15/31		7,300	6,072,012
Western Union Co.
2.750%, 03/15/31		5,000	3,953,677
Westlake Corp.
3.375%, 06/15/30		1,016	882,953
2.875%, 08/15/41		800	529,587
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,730,581
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,442,725
7.950%, 02/15/31		3,112	3,527,820
Williams Cos., Inc.
6.300%, 04/15/40		1,000	1,047,055
Willis North America, Inc.
5.350%, 05/15/33		3,000	2,922,160
	Face Amount^	Value†
	(000)

WP Carey, Inc.
2.250%, 04/01/33	5,000	$3,775,585
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,460,839
TOTAL BONDS		1,172,955,284
U.S. TREASURY OBLIGATIONS — (4.4%)
U.S. Treasury Notes
0.375%, 04/30/25	3,000	2,768,789
0.250%, 05/31/25	11,750	10,785,215
0.250%, 07/31/25	3,750	3,422,168
0.250%, 08/31/25	11,000	10,008,281
2.250%, 11/15/25	5,000	4,728,906
0.375%, 11/30/25	4,500	4,071,621
2.625%, 01/31/26	5,000	4,761,914
1.875%, 07/31/26	10,600	9,826,946
0.750%, 08/31/26	7,400	6,612,883
TOTAL U.S. TREASURY OBLIGATIONS		56,986,723
TOTAL INVESTMENT SECURITIES (Cost $1,363,614,123)		1,235,185,028

		Shares
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	4,197,031	48,547,062
TOTAL INVESTMENTS — (100.0%)
(Cost $1,412,156,150)^^			$1,283,732,090

As of July 31, 2023, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,587,735	GBP	2,743,632	Bank of New York Mellon	08/14/23	$66,483
USD	20,901,880	GBP	16,184,624	Citibank, N.A.	08/14/23	130,093
USD	4,358,459	AUD	6,436,100	Australia & New Zealand Banking Group Ltd.	08/21/23	32,510
USD	745,271	AUD	1,108,131	Citibank, N.A.	08/21/23	453
USD	18,398,441	AUD	27,167,398	HSBC Bank	08/21/23	138,194
USD	2,431,580	EUR	2,164,368	State Street Bank and Trust	08/22/23	49,581
USD	29,867,257	EUR	26,996,891	Morgan Stanley and Co. International	08/28/23	147,242
Total Appreciation						$564,556
USD	20,855,829	AUD	31,263,423	Bank of New York Mellon	08/14/23	$(152,473)
USD	22,434,027	AUD	33,520,890	Citibank, N.A.	08/14/23	(91,242)
USD	1,983,787	EUR	1,804,309	Australia & New Zealand Banking Group Ltd.	08/22/23	(1,948)
USD	20,974,927	EUR	19,155,347	State Street Bank and Trust	08/22/23	(106,520)

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,395,909	JPY	907,270,151	Citibank, N.A.	09/28/23	$(38,361)
USD	4,933,341	JPY	705,080,865	Societe Generale	09/28/23	(67,022)
Total (Depreciation)						$(457,566)
Total Appreciation (Depreciation)						$106,990
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,243,021	—	$5,243,021
Bonds	—	1,172,955,284	—	1,172,955,284
U.S. Treasury Obligations	—	56,986,723	—	56,986,723
Securities Lending Collateral	—	48,547,062	—	48,547,062
Forward Currency Contracts**	—	106,990	—	106,990
TOTAL	—	$1,283,839,080	—	$1,283,839,080
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (93.2%)
AUSTRALIA — (2.9%)
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	$2,495,303
Ω	4.200,03/23/25		3,200	3,114,864
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,900	6,434,935
	3.250%, 09/25/24	GBP	1,250	1,562,459
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	4,200	4,433,740
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	418,816
	1.750%, 03/17/25	EUR	1,000	1,059,876
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,368,627
Ω	1.625%, 09/01/25		1,175	1,086,243
Ω	1.625%, 04/27/26		700	633,601
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	485,171
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,235	2,273,188
TOTAL AUSTRALIA				27,366,823
BELGIUM — (0.9%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,833,380
	0.375%, 02/13/26	EUR	5,000	5,026,091
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	2,000	2,111,806
TOTAL BELGIUM				8,971,277
CANADA — (4.2%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	5,000	5,186,288
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,290,577
Brookfield Corp.
	4.000%, 01/15/25		2,100	2,045,942
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,391	6,595,913
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	1,163,671
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,130,588
Enbridge, Inc.
	2.500%, 01/15/25		2,200	2,102,555
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Magna International, Inc.
	1.900%, 11/24/23	EUR	500	$545,860
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,179,805
Spectra Energy Partners LP
	4.750%, 03/15/24		500	496,360
Toronto-Dominion Bank
#	2.350%, 03/08/24		2,000	1,959,832
	0.375%, 04/25/24	EUR	550	589,179
	1.200%, 06/03/26		5,196	4,627,961
TOTAL CANADA				39,914,531
DENMARK — (1.9%)
AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	5,500	5,740,717
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	1,989,518
	0.625%, 05/26/25	EUR	2,500	2,587,234
ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	2,907,659
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	4,993,942
TOTAL DENMARK				18,219,070
FINLAND — (0.7%)
OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	6,500	6,899,689
FRANCE — (5.0%)
Air Liquide Finance SA
	1.875%, 06/05/24	EUR	1,200	1,296,168
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		800	776,228
	0.010%, 03/07/25	EUR	1,000	1,029,308
	1.000%, 05/23/25	EUR	2,000	2,083,989
	1.625%, 01/19/26	EUR	1,500	1,555,130
	0.750%, 06/08/26	EUR	3,000	3,011,175
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	2,400	2,482,478
BNP Paribas SA
	1.000%, 06/27/24	EUR	498	533,127
	1.125%, 08/28/24	EUR	700	747,489
Ω	3.375%, 01/09/25		2,000	1,933,158
	1.250%, 03/19/25	EUR	3,400	3,576,814
BPCE SA
	1.000%, 07/15/24	EUR	700	748,622
Ω	2.375%, 01/14/25		2,300	2,169,422
	0.625%, 04/28/25	EUR	2,600	2,696,298
Ω	1.000%, 01/20/26		3,000	2,683,011
	1.375%, 03/23/26	EUR	1,000	1,029,968

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
CA Auto Bank SpA
Δ	0.000%, 04/16/24	EUR	2,000	$2,136,316
Credit Agricole SA
	0.500%, 06/24/24	EUR	800	853,265
	1.000%, 09/16/24	EUR	1,000	1,063,162
	1.375%, 03/13/25	EUR	2,000	2,107,434
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,873,062
	2.125%, 05/06/25	EUR	700	741,335
	0.250%, 02/23/26	EUR	1,043	1,035,493
Societe Generale SA
Ω	2.625%, 10/16/24		800	767,082
Ω	1.375%, 07/08/25		3,600	3,300,271
	0.125%, 02/24/26	EUR	2,200	2,185,550
Ω	4.000%, 01/12/27		2,000	1,872,397
TOTAL FRANCE				47,287,752
GERMANY — (5.0%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,716,388
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	969,408
Commerzbank AG
	1.750%, 01/22/25	GBP	600	718,057
	1.125%, 06/22/26	EUR	3,000	3,023,934
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,336,749
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	4,936,875
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,754,951
	2.625%, 12/16/24	GBP	1,000	1,212,662
	4.100%, 01/13/26		1,000	948,772
	1.625%, 01/20/27	EUR	2,500	2,483,925
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	1,500	1,639,527
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	2,868,213
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,859,105
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	3,700	2,762,296
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		2,024	1,846,249
Mercedes-Benz International Finance BV
	0.250%, 11/06/23	EUR	750	816,620
	1.625%, 11/11/24	GBP	2,000	2,439,878
Volkswagen Bank GmbH
	1.250%, 06/10/24	EUR	2,000	2,146,124
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	$4,913,688
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	492,128
VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,000	721,253
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	486,175
TOTAL GERMANY				47,092,977
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,488,125
	1.750%, 01/30/26		500	451,716
TOTAL IRELAND				5,939,841
ITALY — (3.4%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,000	5,109,507
	0.375%, 06/17/27	EUR	2,000	1,936,823
Eni SpA
	0.625%, 09/19/24	EUR	1,000	1,059,386
Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,583,415
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	2,000	2,137,741
Ω	3.250%, 09/23/24		800	771,030
	0.625%, 02/24/26	EUR	3,800	3,820,581
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	750,946
	2.375%, 10/17/24		1,661	1,590,517
	1.250%, 02/17/26		3,500	3,143,294
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,075,376
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,762,480
TOTAL ITALY				32,741,096
JAPAN — (6.3%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,115,341
Aircastle Ltd.
	4.125%, 05/01/24		2,000	1,963,898
Ω	5.250%, 08/11/25		50	48,651
	4.250%, 06/15/26		3,500	3,325,429
American Honda Finance Corp.
	0.750%, 01/17/24	EUR	1,900	2,059,165

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
East Japan Railway Co.
	2.614%, 09/08/25	EUR	2,700	$2,893,259
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	4,000	2,957,722
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,033,462
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	1,470	1,561,022
	3.850%, 03/01/26		4,000	3,836,526
	2.757%, 09/13/26		1,000	921,705
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,782	1,882,293
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		500	470,820
Ω	2.000%, 03/09/26		1,500	1,340,928
	1.850%, 09/16/26		250	217,780
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,832,082
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,230,579
	1.653%, 07/14/26		700	619,825
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	599,958
	0.082%, 12/13/25	EUR	1,000	1,009,563
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,122,929
	1.546%, 06/15/26	EUR	1,522	1,568,200
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	5,900	6,175,310
Toyota Credit Canada, Inc.
	1.270%, 07/22/24	CAD	2,250	1,639,165
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	700	752,626
	0.064%, 01/13/25	EUR	4,300	4,467,744
Toyota Motor Finance Netherlands BV
	0.750%, 12/19/25	GBP	1,500	1,715,197
TOTAL JAPAN				60,361,179
LUXEMBOURG — (0.7%)
ArcelorMittal SA
#	6.125%, 06/01/25		500	504,895
	4.875%, 09/26/26	EUR	5,500	6,186,121
TOTAL LUXEMBOURG				6,691,016
NETHERLANDS — (2.0%)
ABN AMRO Bank NV
	0.875%, 01/15/24	EUR	1,900	2,059,825
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	2.375%, 06/01/27	EUR	1,000	$1,038,727
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,405,933
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,020,814
ING Groep NV
	1.125%, 02/14/25	EUR	1,300	1,368,960
Ω	4.625%, 01/06/26		6,100	5,960,994
JAB Holdings BV
	1.750%, 06/25/26	EUR	1,500	1,544,799
Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,557,024
TOTAL NETHERLANDS				18,957,076
NEW ZEALAND — (0.4%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		4,000	3,937,289
PORTUGAL — (0.5%)
EDP - Energias de Portugal SA
	2.875%, 06/01/26	EUR	4,100	4,390,123
SPAIN — (2.6%)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	419,231
	1.750%, 11/26/25	EUR	3,000	3,131,742
Banco Santander SA
	0.250%, 06/19/24	EUR	900	957,040
	1.849%, 03/25/26		2,000	1,803,209
CaixaBank SA
	2.375%, 02/01/24	EUR	2,000	2,180,872
	1.000%, 06/25/24	EUR	300	320,231
	0.375%, 02/03/25	EUR	4,000	4,153,473
	1.375%, 06/19/26	EUR	1,800	1,819,300
Iberdrola Finanzas SA
	7.375%, 01/29/24	GBP	1,500	1,936,578
Naturgy Finance BV
	0.875%, 05/15/25	EUR	1,500	1,560,341
Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,750,005
Santander UK Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,193,820
Telefonica Emisiones SA
	1.069%, 02/05/24	EUR	800	866,874
	5.375%, 02/02/26	GBP	1,000	1,262,724
TOTAL SPAIN				24,355,440
SWEDEN — (1.9%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	3,608,236

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	1,000	$1,027,173
Swedbank AB
Ω	0.600%, 09/25/23		1,600	1,587,024
	0.250%, 10/09/24	EUR	2,500	2,627,025
	0.750%, 05/05/25	EUR	2,000	2,069,937
	3.750%, 11/14/25	EUR	1,000	1,089,783
Volvo Treasury AB
	2.125%, 09/01/24	EUR	1,400	1,507,847
	2.625%, 02/20/26	EUR	4,400	4,691,158
TOTAL SWEDEN				18,208,183
SWITZERLAND — (1.0%)
ABB Finance BV
	0.625%, 03/31/24	EUR	1,000	1,075,406
	0.750%, 05/16/24	EUR	1,880	2,017,691
UBS AG
Ω	0.450%, 02/09/24		2,000	1,941,487
	0.010%, 03/31/26	EUR	2,000	1,968,093
UBS Group AG
	4.125%, 09/24/25		2,000	1,924,366
	4.125%, 04/15/26		1,000	956,869
TOTAL SWITZERLAND				9,883,912
UNITED KINGDOM — (6.4%)
Barclays PLC
	3.650%, 03/16/25		1,650	1,591,930
	4.375%, 01/12/26		2,160	2,087,847
	3.000%, 05/08/26	GBP	2,000	2,338,391
BAT Capital Corp.
	3.222%, 08/15/24		200	194,646
	3.215%, 09/06/26		1,500	1,402,797
BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	965,633
	1.668%, 03/25/26		3,000	2,718,895
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	1,584	1,715,833
	0.900%, 07/03/24	EUR	500	534,555
British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	1,023,076
CK Hutchison Group Telecom Finance SA
	0.375%, 10/17/23	EUR	2,000	2,181,017
	0.750%, 04/17/26	EUR	2,000	2,013,207
CNH Industrial Capital LLC
	4.200%, 01/15/24		1,567	1,554,362
	3.950%, 05/23/25		1,700	1,650,796
CNH Industrial Finance Europe SA
Δ	0.000%, 04/01/24	EUR	1,500	1,605,809
Diageo Finance PLC
	1.000%, 04/22/25	EUR	2,500	2,619,834
HSBC Holdings PLC
	6.500%, 05/20/24	GBP	1,200	1,543,577
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	0.875%, 09/06/24	EUR	1,316	$1,398,548
	4.300%, 03/08/26		3,000	2,910,743
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,000	3,697,355
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	325	334,594
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,720,277
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,772,756
National Grid PLC
	2.179%, 06/30/26	EUR	3,300	3,458,509
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,105,451
Ω	3.900%, 07/21/25		1,800	1,734,326
#Ω	1.000%, 08/28/25		2,600	2,347,670
Ω	1.500%, 10/13/26		1,500	1,312,699
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,304,525
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,468,937
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,915,170
Vodafone Group PLC
	1.875%, 09/11/25	EUR	1,500	1,581,235
TOTAL UNITED KINGDOM				60,805,000
UNITED STATES — (46.8%)
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,424,383
Aetna, Inc.
	3.500%, 11/15/24		412	401,988
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	2,048,769
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,685,085
American Electric Power Co., Inc.
	1.000%, 11/01/25		678	615,028
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	3,267	3,508,682
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	4,400	4,591,974
American Tower Corp.
	3.375%, 05/15/24		900	882,772
	4.400%, 02/15/26		1,300	1,264,124
	1.600%, 04/15/26		4,500	4,054,042
	1.950%, 05/22/26	EUR	500	515,309
Amgen, Inc.
	2.000%, 02/25/26	EUR	3,500	3,683,161

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	1,000	$1,035,496
Ares Capital Corp.
	4.200%, 06/10/24		3,000	2,943,757
#	3.250%, 07/15/25		2,500	2,332,258
	3.875%, 01/15/26		1,000	933,989
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,358,802
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,459,159
	AT&T, Inc., Floating Rate Note, 3M Euribor + 0.400%, FRN
(r)	3.890%, 03/06/25	EUR	2,000	2,199,902
	Ball Corp.
	4.875%, 03/15/26		1,000	977,636
	Bank of America Corp.
	2.375%, 06/19/24	EUR	1,500	1,625,551
	Becton Dickinson & Co.
	0.034%, 08/13/25	EUR	4,250	4,319,981
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,937	3,877,220
	5.950%, 06/01/26		1,926	1,935,758
Boeing Co.
	2.600%, 10/30/25		1,827	1,707,255
	3.100%, 05/01/26		4,100	3,871,367
	2.250%, 06/15/26		153	139,655
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	3,146	3,396,780
	Brixmor Operating Partnership LP
	3.850%, 02/01/25		800	769,589
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,840	1,805,049
Campbell Soup Co.
	3.950%, 03/15/25		1,000	975,165
	3.300%, 03/19/25		1,223	1,179,767
	Capital One Financial Corp.
	3.200%, 02/05/25		1,000	954,777
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,663	3,296,352
	Carrier Global Corp.
	2.242%, 02/15/25		79	75,047
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	5,948,596
	Charles Schwab Corp.
	0.750%, 03/18/24		2,941	2,846,980
Citigroup, Inc.
	2.375%, 05/22/24	EUR	1,420	1,541,728
	5.150%, 05/21/26	GBP	2,000	2,518,702
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,398,343
	Conagra Brands, Inc.
	4.300%, 05/01/24		704	696,044
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Constellation Energy Generation LLC
	3.250%, 06/01/25		3,500	$3,351,015
	Corporate Office Properties LP
	2.250%, 03/15/26		1,200	1,068,276
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	368,302
	DCP Midstream Operating LP
	5.375%, 07/15/25		2,000	1,987,017
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,494,169
	Discover Bank
	3.450%, 07/27/26		2,000	1,849,526
Discover Financial Services
	3.750%, 03/04/25		1,200	1,156,618
#	4.500%, 01/30/26		2,500	2,408,301
	4.100%, 02/09/27		1,000	931,826
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	578,138
	Dover Corp.
	0.750%, 11/04/27	EUR	2,310	2,226,886
	Dow Chemical Co.
	0.500%, 03/15/27	EUR	525	508,753
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,917,500
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,116,689
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,312,359
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	2,049,328
	1.800%, 09/15/26		3,000	2,640,605
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	971,656
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,117	2,294,087
	Edison International
	4.950%, 04/15/25		5,500	5,416,867
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	2,500	2,670,384
	Energy Transfer LP
	4.050%, 03/15/25		1,500	1,460,965
	EPR Properties
	4.750%, 12/15/26		2,000	1,835,627
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,293,935
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,155,387
Experian Finance PLC
	0.739%, 10/29/25	GBP	1,900	2,181,614
	1.375%, 06/25/26	EUR	2,000	2,050,546
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	4,764,153

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Fidelity National Information Services, Inc.
	0.625%, 12/03/25	EUR	1,000	$1,019,129
	1.500%, 05/21/27	EUR	1,500	1,511,983
	Fiserv, Inc.
	3.200%, 07/01/26		4,600	4,350,041
Flex Ltd.
	4.750%, 06/15/25		650	636,177
	3.750%, 02/01/26		5,000	4,770,412
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,907,593
	4.389%, 01/08/26		1,000	950,302
	6.950%, 03/06/26		1,000	1,009,860
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,964,950
	General Mills, Inc.
	0.450%, 01/15/26	EUR	2,000	2,024,114
General Motors Financial Co. Inc.
	2.750%, 06/20/25		3,500	3,317,989
	6.125%, 10/01/25		1,300	1,314,138
	1.250%, 01/08/26		300	270,348
	0.850%, 02/26/26	EUR	750	759,513
	5.250%, 03/01/26		1,473	1,457,577
Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,430,424
	4.800%, 04/01/26		4,250	4,173,893
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,030,806
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,500	3,812,901
	4.250%, 01/29/26	GBP	700	861,214
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	805,300
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		2,500	2,343,898
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,055,041
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,230,733
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,654,309
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,302	2,296,985
	1.750%, 04/01/26		2,000	1,824,536
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	5,750	6,057,952
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	113,706
	HP, Inc.
	2.200%, 06/17/25		2,000	1,882,413
	Humana, Inc.
	3.850%, 10/01/24		3,000	2,935,245
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Huntington Bancshares, Inc.
# 2.625%, 08/06/24		700	$676,670
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,774,644
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,001,640
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		500	494,145
Jabil, Inc.
1.700%, 04/15/26		6,825	6,144,214
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	863	917,319
4.850%, 01/15/27		4,000	3,910,061
John Deere Cash Management Sarl
1.375%, 04/02/24	EUR	1,000	1,081,095
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	2,870	2,088,604
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,112,277
JPMorgan Chase & Co.
3.300%, 04/01/26		762	726,591
Kellogg Co.
1.250%, 03/10/25	EUR	3,000	3,163,131
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,904,032
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,502	2,255,801
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,821,917
Lazard Group LLC
3.750%, 02/13/25		1,000	965,274
Lennar Corp.
4.750%, 05/30/25		1,200	1,177,905
Lincoln National Corp.
# 3.350%, 03/09/25		1,000	957,104
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,187,244
LYB International Finance III LLC
1.250%, 10/01/25		316	287,727
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	134,836
Marathon Petroleum Corp.
3.625%, 09/15/24		100	97,668
4.700%, 05/01/25		1,900	1,875,113
5.125%, 12/15/26		250	248,986
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,853,013
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,087,380

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	1,200	$1,231,489
Micron Technology, Inc.
#	4.975%, 02/06/26		1,500	1,479,854
Morgan Stanley
	1.750%, 03/11/24	EUR	4,000	4,340,414
	3.875%, 01/27/26		620	598,153
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,008,982
Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,935,098
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	929,766
NIBC Bank NV
	2.000%, 04/09/24	EUR	2,000	2,155,452
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,435,706
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	489,075
OneMain Finance Corp.
	6.875%, 03/15/25		3,585	3,573,095
Oracle Corp.
	2.950%, 05/15/25		5,000	4,789,496
Paramount Global
#	4.750%, 05/15/25		2,162	2,121,728
Parker-Hannifin Corp.
	1.125%, 03/01/25	EUR	2,000	2,099,122
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	551,024
Ω	1.700%, 06/15/26		5,150	4,572,309
PepsiCo, Inc.
	0.250%, 05/06/24	EUR	1,500	1,604,292
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,359,519
Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,685,623
	0.625%, 11/08/24	EUR	1,118	1,178,520
	2.750%, 03/19/25	EUR	2,000	2,154,031
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,458,562
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,231,801
	1.200%, 03/15/26		1,900	1,709,876
Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,238,588
Public Storage
	0.875%, 02/15/26		2,255	2,031,547
PulteGroup, Inc.
	5.000%, 01/15/27		2,000	1,971,810
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PVH Corp.
	3.625%, 07/15/24	EUR	500	$546,399
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,410,925
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,163,315
	Ross Stores, Inc.
	0.875%, 04/15/26		2,024	1,795,808
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,623,612
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,474,246
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,462,744
	Sempra
	3.300%, 04/01/25		1,477	1,422,939
	Sensata Technologies BV
Ω	5.625%, 11/01/24		2,000	1,987,881
	Simon Property Group LP
	3.500%, 09/01/25		2,000	1,926,074
	Sky Ltd.
	2.250%, 11/17/25	EUR	1,500	1,588,677
	SLM Corp.
	3.125%, 11/02/26		3,000	2,639,790
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,479,288
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,182,896
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	93,669
	Stellantis NV
	2.000%, 03/23/24	EUR	1,000	1,085,317
Stryker Corp.
	0.250%, 12/03/24	EUR	2,000	2,093,207
	3.500%, 03/15/26		1,715	1,647,264
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	3,300	3,503,173
	0.125%, 03/01/25	EUR	560	580,778
	1.400%, 01/23/26	EUR	1,000	1,037,975
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	248,839
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	977,792
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	11,400	8,364,409
	U.S. Bancorp
	0.850%, 06/07/24	EUR	900	954,698
United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	10,250	7,571,078
	1.625%, 11/15/25	EUR	1,000	1,049,704
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,693,795
Ventas Realty LP
	3.500%, 04/15/24		1,000	980,936
	2.650%, 01/15/25		500	473,516

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
4.125%, 01/15/26		2,500	$2,403,102
Verizon Communications, Inc.
1.450%, 03/20/26		1,503	1,362,932
1.375%, 10/27/26	EUR	1,000	1,018,874
VMware, Inc.
1.400%, 08/15/26		4,607	4,081,715
Vontier Corp.
1.800%, 04/01/26		3,500	3,131,187
Vornado Realty LP
2.150%, 06/01/26		6,100	5,188,813
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	1,204,590
3.450%, 06/01/26		5,000	4,718,902
Wells Fargo & Co.
0.500%, 04/26/24	EUR	2,000	2,141,295
1.625%, 06/02/25	EUR	1,600	1,680,561
2.000%, 07/28/25	GBP	1,000	1,181,452
2.975%, 05/19/26	CAD	2,500	1,764,153
Western Digital Corp.
4.750%, 02/15/26		3,000	2,864,038
Western Union Co.
1.350%, 03/15/26		5,000	4,467,637
Williams Cos., Inc.
4.300%, 03/04/24		1,000	990,337
3.900%, 01/15/25		1,596	1,558,303
WRKCo, Inc.
4.650%, 03/15/26		5,500	5,351,948
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Xerox Holdings Corp.
#Ω	5.000%, 08/15/25	3,500	$3,358,018
TOTAL UNITED STATES			446,037,957
TOTAL BONDS			888,060,231
U.S. TREASURY OBLIGATIONS — (5.5%)
U.S. Treasury Notes
	0.125%, 12/15/23	5,000	4,905,078
	0.875%, 01/31/24	7,000	6,845,781
	0.250%, 05/15/24	42,500	40,813,281
TOTAL U.S. TREASURY OBLIGATIONS			52,564,140
TOTAL INVESTMENT SECURITIES (Cost $961,287,140)			940,624,371

		Shares
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	1,058,177	12,239,934
TOTAL INVESTMENTS — (100.0%)
(Cost $973,526,221)^^			$952,864,305

As of July 31, 2023, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,041,226	GBP	13,201,547	Citibank, N.A.	08/14/23	$98,001
USD	9,346,759	GBP	7,149,221	State Street Bank and Trust	08/14/23	171,254
USD	121,602,175	EUR	108,237,515	Citibank, N.A.	08/21/23	2,486,917
USD	17,060,810	GBP	13,213,769	State Street Bank and Trust	08/21/23	101,347
USD	5,963,474	CAD	7,853,192	Bank of New York Mellon	08/22/23	6,265
USD	11,492,025	CAD	15,141,043	Citibank, N.A.	08/22/23	6,457
USD	5,397,407	EUR	4,794,618	State Street Bank and Trust	10/02/23	109,982
Total Appreciation						$2,980,223
USD	105,479,727	EUR	96,385,363	Citibank, N.A.	08/22/23	$(597,334)
USD	11,068,558	EUR	10,158,276	State Street Bank and Trust	08/22/23	(111,148)
USD	14,240,061	CAD	18,794,905	Citibank, N.A.	09/11/23	(20,979)
USD	113,026,446	EUR	103,250,220	State Street Bank and Trust	10/02/23	(836,181)
Total (Depreciation)						$(1,565,642)
Total Appreciation (Depreciation)						$1,414,581

DFA Targeted Credit Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$27,366,823	—	$27,366,823
Belgium	—	8,971,277	—	8,971,277
Canada	—	39,914,531	—	39,914,531
Denmark	—	18,219,070	—	18,219,070
Finland	—	6,899,689	—	6,899,689
France	—	47,287,752	—	47,287,752
Germany	—	47,092,977	—	47,092,977
Ireland	—	5,939,841	—	5,939,841
Italy	—	32,741,096	—	32,741,096
Japan	—	60,361,179	—	60,361,179
Luxembourg	—	6,691,016	—	6,691,016
Netherlands	—	18,957,076	—	18,957,076
New Zealand	—	3,937,289	—	3,937,289
Portugal	—	4,390,123	—	4,390,123
Spain	—	24,355,440	—	24,355,440
Sweden	—	18,208,183	—	18,208,183
Switzerland	—	9,883,912	—	9,883,912
United Kingdom	—	60,805,000	—	60,805,000
United States	—	446,037,957	—	446,037,957
U.S. Treasury Obligations	—	52,564,140	—	52,564,140
Securities Lending Collateral	—	12,239,934	—	12,239,934
Forward Currency Contracts**	—	1,414,581	—	1,414,581
TOTAL	—	$954,278,886	—	$954,278,886
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (15.6%)
	Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,444,007
Federal Home Loan Bank
	2.750%, 12/13/24		37,645	36,396,066
	3.125%, 09/12/25		10,000	9,634,652
	5.750%, 06/12/26		7,000	7,203,414
	2.500%, 12/10/27		4,000	3,692,152
	3.000%, 03/10/28		30,815	29,032,096
	3.250%, 06/09/28		109,035	104,318,303
	3.250%, 11/16/28		91,250	87,261,264
	2.125%, 09/14/29		10,000	8,832,429
	2.125%, 12/14/29		23,735	20,724,864
	5.500%, 07/15/36		22,355	24,947,031
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		76,476	86,089,665
	6.750%, 03/15/31		100,575	117,038,161
	6.250%, 07/15/32		95,446	110,386,137
Federal National Mortgage Association
	2.125%, 04/24/26		86,970	81,465,523
	1.875%, 09/24/26		167,929	154,829,072
	0.750%, 10/08/27		73,250	63,538,013
	6.250%, 05/15/29		102,508	112,870,766
	7.125%, 01/15/30		72,196	83,796,344
	7.250%, 05/15/30		72,729	85,449,393
	0.875%, 08/05/30		229,150	183,461,489
	6.625%, 11/15/30		93,212	107,213,838
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,036,080
	7.125%, 05/01/30		70,383	81,234,431
	4.650%, 06/15/35		5,000	4,974,341
	3.500%, 12/15/42		15,000	12,240,164
	TOTAL AGENCY OBLIGATIONS			1,652,109,695
BONDS — (53.8%)
AUSTRALIA — (1.4%)
	ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	5,000	4,705,499
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,712,731
	ASB Bank Ltd.
	4.500%, 03/16/27	EUR	6,072	6,735,584
	Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	3,000	2,997,810
	BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,000	5,453,335
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		290	$270,591
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,600	3,768,559
Ω	2.850%, 04/27/31		33,500	27,566,636
Ω	2.625%, 09/23/31		11,000	8,827,158
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		13,911	13,452,920
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	2,000	1,848,907
Westpac Banking Corp.
	3.350%, 03/08/27		2,354	2,225,164
	2.150%, 06/03/31		79,400	66,043,310
TOTAL AUSTRALIA				147,608,204
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.250%, 09/26/24	EUR	4,000	4,223,489
BELGIUM — (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		8,800	8,490,338
	5.875%, 06/15/35		2,846	3,025,664
	4.375%, 04/15/38		400	370,859
	5.450%, 01/23/39		6,000	6,177,500
	4.950%, 01/15/42		5,000	4,859,499
Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	1,800	1,762,773
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	10,000	12,647,024
	0.500%, 01/17/25	EUR	42,400	44,490,108
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	836,079
TOTAL BELGIUM				82,659,844
CANADA — (2.8%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	8,200	8,505,513
Ω	3.550%, 07/26/27		980	915,761
Ω	3.439%, 05/13/41		15,600	11,140,827
Bank of Montreal
	2.750%, 06/15/27	EUR	6,200	6,551,125
Bank of Nova Scotia
	1.375%, 12/05/23	GBP	5,000	6,312,976
	0.500%, 04/30/24	EUR	5,000	5,355,677
	2.450%, 02/02/32		24,975	20,414,204

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Barrick North America Finance LLC
5.700%, 05/30/41		4,500	$4,545,318
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	5,098,313
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	10,939,254
5.850%, 02/01/35		3,000	2,942,913
6.250%, 03/15/38		6,000	6,148,042
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,403,941
Enbridge Energy Partners LP
7.500%, 04/15/38		3,000	3,347,187
Enbridge, Inc.
3.500%, 06/10/24		880	862,141
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,882,119
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,539,229
Magna International, Inc.
1.900%, 11/24/23	EUR	2,600	2,838,473
National Bank of Canada
3.750%, 01/25/28	EUR	5,000	5,423,066
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,305,968
Province of Alberta Canada
0.500%, 04/16/25	EUR	6,495	6,777,337
0.625%, 04/18/25	EUR	8,470	8,851,600
Quebec, Province of Canada
0.200%, 04/07/25	EUR	3,300	3,423,393
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,749,363
Royal Bank of Canada
0.250%, 05/02/24	EUR	2,400	2,566,287
3.625%, 06/14/27	GBP	9,800	11,559,058
5.000%, 01/24/28	GBP	14,700	18,165,638
2.300%, 11/03/31		700	567,506
Spectra Energy Partners LP
4.750%, 03/15/24		1,915	1,901,058
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	10,897,795
6.850%, 06/01/39		3,000	3,208,348
Thomson Reuters Corp.
4.300%, 11/23/23		2,520	2,505,382
Toronto-Dominion Bank
0.375%, 04/25/24	EUR	3,350	3,588,635
0.500%, 01/18/27	EUR	5,900	5,743,558
2.551%, 08/03/27	EUR	5,000	5,189,114
2.000%, 09/10/31		3,600	2,871,158
3.200%, 03/10/32		41,100	35,388,663
4.456%, 06/08/32		20,850	19,629,914
TransCanada PipeLines Ltd.
4.875%, 01/15/26		3,333	3,294,164
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	4.250%, 05/15/28		300	$288,427
	4.625%, 03/01/34		20,566	18,806,041
	6.200%, 10/15/37		3,000	3,086,325
	7.250%, 08/15/38		7,000	7,901,840
TOTAL CANADA				298,432,651
DENMARK — (0.4%)
Danske Bank AS
	0.625%, 05/26/25	EUR	4,283	4,432,450
Ω	4.375%, 06/12/28		2,000	1,865,215
Denmark Government Bond
	1.500%, 11/15/23	DKK	238,000	34,880,446
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	592	591,283
TOTAL DENMARK				41,769,394
FINLAND — (0.3%)
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	400	430,761
Δ	0.000%, 11/15/24	EUR	24,000	25,190,996
Nordea Bank Abp
	1.125%, 02/16/27	EUR	1,900	1,906,815
	0.500%, 05/14/27	EUR	3,000	2,942,230
OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	2,800	2,793,707
	1.375%, 09/04/26	GBP	1,950	2,153,095
TOTAL FINLAND				35,417,604
FRANCE — (1.6%)
Airbus SE
Ω	3.150%, 04/10/27		5,500	5,171,220
Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	3,400	4,302,301
	1.750%, 12/19/24	GBP	5,000	6,049,504
	1.250%, 12/05/25	GBP	2,600	2,982,250
	5.000%, 01/19/26	GBP	4,900	6,118,499
	0.750%, 06/08/26	EUR	2,800	2,810,430
	1.000%, 07/16/26	GBP	4,700	5,229,557
	1.250%, 05/26/27	EUR	11,900	11,829,634
BNP Paribas SA
	1.000%, 04/17/24	EUR	5,842	6,289,471
	1.000%, 06/27/24	EUR	2,700	2,890,445
	1.250%, 03/19/25	EUR	5,700	5,996,424
Ω	3.500%, 11/16/27		500	461,693
	1.875%, 12/14/27	GBP	4,000	4,299,389
Ω	4.400%, 08/14/28		2,600	2,474,017
BPCE SA
	1.000%, 07/15/24	EUR	17,900	19,143,331
	0.625%, 09/26/24	EUR	6,900	7,294,010
	1.000%, 04/01/25	EUR	1,000	1,045,178
	1.000%, 12/22/25	GBP	5,000	5,706,067
	0.010%, 01/14/27	EUR	1,700	1,633,395
	0.500%, 02/24/27	EUR	4,800	4,653,958
Bpifrance
	0.500%, 05/25/25	EUR	5,000	5,200,307

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,700	$2,928,942
	1.375%, 05/03/27	EUR	15,400	15,504,405
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	6,424,745
	3.875%, 01/12/27	EUR	3,300	3,626,537
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	10,000	10,590,498
Region of Ile de France
	0.500%, 06/14/25	EUR	2,000	2,076,015
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,196,045
TotalEnergies Capital International SA
	3.750%, 04/10/24		4,800	4,737,184
	2.829%, 01/10/30		2,200	1,965,027
	2.986%, 06/29/41		9,127	6,864,264
TOTAL FRANCE				170,494,742
GERMANY — (2.0%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,204,634
Ω	4.375%, 12/15/28		14,000	13,398,280
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,252,028
Bayer US Finance II LLC
Ω	4.625%, 06/25/38		700	609,918
BMW International Investment BV
	0.750%, 03/08/24	GBP	4,900	6,113,708
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		19,130	18,095,397
	1.000%, 04/20/27	EUR	7,700	7,700,559
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	13,500	14,180,385
Deutsche Bank AG
	2.625%, 02/12/26	EUR	9,500	10,001,832
	1.625%, 01/20/27	EUR	2,900	2,881,353
FMS Wertmanagement
	0.625%, 12/15/23	GBP	10,000	12,594,714
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,234,150
Kreditanstalt fuer Wiederaufbau
	0.125%, 01/15/24	EUR	22,000	23,812,386
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	12,000	7,692,857
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		19,696	24,361,414
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		8,256	6,208,255
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	1,400	$1,530,040
	0.125%, 03/24/25	EUR	4,800	4,920,889
Volkswagen Financial Services AG
	0.875%, 01/31/28	EUR	5,000	4,747,599
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,200	3,964,946
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	24,497	25,927,381
	1.375%, 01/20/25	EUR	1,083	1,146,401
TOTAL GERMANY				205,579,126
HONG KONG — (0.1%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,100	974,702
	3.625%, 03/24/32		6,000	5,342,291
TOTAL HONG KONG				6,316,993
IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,520	1,435,891
ITALY — (0.4%)
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	1,800	1,934,745
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,568,972
Intesa Sanpaolo SpA
	2.125%, 05/26/25	EUR	4,145	4,391,128
	4.750%, 09/06/27	EUR	4,800	5,364,250
Ω	4.000%, 09/23/29		15,800	13,837,892
UniCredit SpA
	0.500%, 04/09/25	EUR	9,800	10,148,230
TOTAL ITALY				38,245,217
JAPAN — (1.9%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		12,280	9,696,940
Ω	2.500%, 02/10/41		30,950	20,443,838
American Honda Finance Corp.
	2.300%, 09/09/26		4,710	4,337,777
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	6,600	6,919,817
JT International Financial Services BV
	1.125%, 09/28/25	EUR	3,500	3,617,118
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	420	446,006

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
0.872%, 09/07/24	EUR	5,000	$5,319,603
3.850%, 03/01/26		1,195	1,146,162
3.677%, 02/22/27		1,665	1,595,781
3.741%, 03/07/29		2,700	2,507,306
3.195%, 07/18/29		5,777	5,118,467
2.048%, 07/17/30		14,450	11,697,513
4.286%, 07/26/38		400	357,176
3.751%, 07/18/39		11,191	9,435,770
Mizuho Financial Group, Inc.
2.839%, 09/13/26		11,800	10,838,832
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	3,148,589
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,567,852
2.679%, 07/16/30		3,600	2,930,970
2.608%, 07/14/31		10,000	7,916,435
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,500	1,551,615
ORIX Corp.
2.250%, 03/09/31		10,000	8,183,321
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,946,122
3.784%, 03/09/26		2,642	2,528,970
1.546%, 06/15/26	EUR	1,900	1,957,675
3.040%, 07/16/29		18,167	15,928,980
2.130%, 07/08/30		14,250	11,572,053
2.222%, 09/17/31		10,157	8,068,940
2.296%, 01/12/41		7,700	5,180,376
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,535,356
Toyota Motor Credit Corp.
3.200%, 01/11/27		20,436	19,345,413
TOTAL JAPAN			199,840,773
LUXEMBOURG — (0.0%)
ArcelorMittal SA
4.875%, 09/26/26	EUR	2,000	2,249,499
NETHERLANDS — (0.3%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	4,600	4,778,142
BNG Bank NV
1.125%, 09/04/24	EUR	5,000	5,351,543
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	10,106,054
ING Groep NV
3.000%, 02/18/26	GBP	2,000	2,380,041
3.950%, 03/29/27		4,000	3,818,732
4.050%, 04/09/29		4,000	3,741,154
TenneT Holding BV
1.000%, 06/13/26	EUR	2,700	2,777,298
TOTAL NETHERLANDS			32,952,964
			Face Amount^	Value†
			(000)

NORWAY — (0.2%)
Equinor ASA
	2.650%, 01/15/24		6,950	$6,872,906
	1.750%, 01/22/26		3,000	2,774,834
	1.250%, 02/17/27	EUR	9,200	9,309,813
	Norsk Hydro ASA
	1.125%, 04/11/25	EUR	5,000	5,218,955
	TOTAL NORWAY			24,176,508
SPAIN — (1.1%)
Banco Bilbao Vizcaya Argentaria SA
	0.375%, 10/02/24	EUR	5,000	5,267,585
	3.375%, 09/20/27	EUR	15,000	16,127,197
Banco Santander SA
	3.750%, 01/16/26	EUR	13,600	14,819,554
	0.500%, 02/04/27	EUR	2,900	2,818,807
	3.800%, 02/23/28		7,000	6,439,851
	3.490%, 05/28/30		4,000	3,517,207
Santander Holdings USA, Inc.
	4.500%, 07/17/25		17,590	17,081,797
	4.400%, 07/13/27		1,200	1,140,434
	Santander UK PLC
	4.000%, 03/13/24		8,788	8,671,094
Telefonica Emisiones SA
	7.045%, 06/20/36		13,000	14,201,248
	4.665%, 03/06/38		11,755	9,985,964
	Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,110,285
	TOTAL SPAIN			119,181,023
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.8%)
	African Development Bank
	4.000%, 01/10/25	AUD	13,500	8,984,402
	Asian Development Bank
	1.375%, 12/15/23	GBP	6,300	7,955,740
European Financial Stability Facility
Δ	0.000%, 04/19/24	EUR	10,000	10,724,571
	1.750%, 06/27/24	EUR	27,296	29,528,049
	European Investment Bank
	4.750%, 08/07/24	AUD	10,000	6,731,883
Inter-American Development Bank
	1.250%, 12/15/23	GBP	15,775	19,917,033
	6.750%, 07/15/27		1,942	2,057,936
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			85,899,614
SWEDEN — (0.7%)
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	18,300	19,413,448
	4.000%, 11/09/26	EUR	1,000	1,093,803
	1.750%, 11/11/26	EUR	14,800	15,202,161

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
	3.750%, 02/07/28	EUR	5,000	$5,382,186
Svenska Handelsbanken AB
	0.050%, 09/03/26	EUR	4,700	4,583,139
Swedbank AB
	0.750%, 05/05/25	EUR	8,900	9,211,220
	0.200%, 01/12/28	EUR	5,000	4,624,883
Volvo Treasury AB
	2.625%, 02/20/26	EUR	7,500	7,996,293
	2.000%, 08/19/27	EUR	1,900	1,955,640
TOTAL SWEDEN				69,462,773
SWITZERLAND — (0.3%)
UBS AG
	0.010%, 03/31/26	EUR	7,000	6,888,324
	0.010%, 06/29/26	EUR	5,000	4,877,922
UBS Group AG
Ω	4.125%, 09/24/25		20,990	20,196,222
TOTAL SWITZERLAND				31,962,468
UNITED KINGDOM — (2.4%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,749,867
AstraZeneca PLC
	6.450%, 09/15/37		3,700	4,210,661
Barclays PLC
	3.650%, 03/16/25		14,330	13,825,670
	4.375%, 01/12/26		9,970	9,636,959
BAT Capital Corp.
	4.906%, 04/02/30		20,600	19,513,378
BP Capital Markets America, Inc.
	3.017%, 01/16/27		573	539,592
	2.721%, 01/12/32		2,300	1,950,660
	3.060%, 06/17/41		50,100	37,679,072
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	8,758	9,486,909
	0.900%, 07/03/24	EUR	3,400	3,634,975
	3.279%, 09/19/27		3,400	3,211,027
British Telecommunications PLC
	5.125%, 12/04/28		7,200	7,089,785
Ω	3.250%, 11/08/29		3,000	2,634,059
Diageo Capital PLC
	2.125%, 04/29/32		7,255	5,874,016
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	7,520	7,991,703
	4.300%, 03/08/26		13,770	13,360,309
	4.950%, 03/31/30		13,500	13,217,008
	6.100%, 01/14/42		4,500	4,822,473
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	7,440,666
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	2,201	2,712,626
	2.375%, 04/09/26	EUR	5,000	5,277,371
Lloyds Banking Group PLC
	3.750%, 01/11/27		5,250	4,960,291
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	4.375%, 03/22/28		9,000	$8,556,237
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	3,170	3,366,257
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		24,202	18,057,031
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		4,731	4,622,217
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,622,554
Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,432,167
	0.250%, 07/22/25	EUR	7,410	7,573,614
	2.000%, 04/28/27	EUR	6,400	6,533,770
RELX Capital, Inc.
	3.000%, 05/22/30		100	88,715
	4.750%, 05/20/32		4,300	4,197,005
Vodafone Group PLC
	7.875%, 02/15/30		7,107	8,089,230
	6.250%, 11/30/32		2,500	2,661,924
	TOTAL UNITED KINGDOM			257,619,798
UNITED STATES — (36.3%)
	3M Co.
	2.875%, 10/15/27		6,490	5,981,555
	Abbott Laboratories
	2.950%, 03/15/25		5,200	5,032,916
AbbVie, Inc.
	3.600%, 05/14/25		300	290,644
	4.250%, 11/14/28		12,158	11,807,281
	Activision Blizzard, Inc.
	3.400%, 06/15/27		5,365	5,082,014
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,318,631
Advance Auto Parts, Inc.
	3.900%, 04/15/30		6,400	5,584,589
	3.500%, 03/15/32		7,300	5,945,599
	AEP Texas, Inc.
	4.700%, 05/15/32		20,000	19,177,134
Aetna, Inc.
	3.500%, 11/15/24		4,959	4,838,495
	6.750%, 12/15/37		8,500	9,362,522
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,410	3,247,701
	3.300%, 06/15/30		21,400	18,136,502
	Aflac, Inc.
	3.600%, 04/01/30		400	366,462
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40		400	298,054
	Allegion PLC
	3.500%, 10/01/29		10,000	8,961,311
	Allstate Corp.
	5.350%, 06/01/33		7,500	7,509,786
Altria Group, Inc.
	1.700%, 06/15/25	EUR	10,000	10,508,365

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.800%, 02/14/29		60	$58,529
	3.400%, 05/06/30		10,700	9,464,908
	2.450%, 02/04/32		27,231	21,433,658
	3.400%, 02/04/41		5,000	3,481,406
Amazon.com, Inc.
	1.500%, 06/03/30		7,700	6,302,681
	2.100%, 05/12/31		30,894	25,813,359
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		2,500	2,067,086
	Amdocs Ltd.
	2.538%, 06/15/30		2,000	1,667,323
	American Electric Power Co., Inc.
	4.300%, 12/01/28		200	191,805
	American Express Co.
	3.300%, 05/03/27		8,329	7,802,568
American Tower Corp.
	0.450%, 01/15/27	EUR	9,800	9,425,630
	2.700%, 04/15/31		300	247,987
	2.300%, 09/15/31		12,575	9,995,987
	4.050%, 03/15/32		3,125	2,823,657
	American Water Capital Corp.
	3.850%, 03/01/24		2,115	2,091,591
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		9,800	9,375,627
	AmerisourceBergen Corp.
	2.800%, 05/15/30		29,884	25,943,883
Amgen, Inc.
	2.600%, 08/19/26		7,575	7,041,524
	2.300%, 02/25/31		4,200	3,484,104
	2.000%, 01/15/32		9,600	7,605,156
	3.350%, 02/22/32		14,200	12,498,803
	3.150%, 02/21/40		26,545	20,141,390
	2.800%, 08/15/41		26,250	18,566,526
Analog Devices, Inc.
Ω	3.450%, 06/15/27		5,531	5,247,498
	2.800%, 10/01/41		800	587,819
Aon Corp.
	4.500%, 12/15/28		2,300	2,234,565
	3.750%, 05/02/29		300	280,027
	2.800%, 05/15/30		14,600	12,641,631
	Aon Global Ltd.
	3.500%, 06/14/24		8,747	8,575,828
Applied Materials, Inc.
	3.300%, 04/01/27		11,295	10,780,883
	5.850%, 06/15/41		400	435,036
Arizona Public Service Co.
	3.150%, 05/15/25		9,580	9,189,759
	2.600%, 08/15/29		5,646	4,900,085
	2.200%, 12/15/31		31,150	24,479,694
	5.050%, 09/01/41		400	356,261
	Arrow Electronics, Inc.
	3.875%, 01/12/28		11,938	11,105,205
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,000,187
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		5,000	$4,274,772
AT&T, Inc.
2.750%, 06/01/31		1,000	830,260
2.550%, 12/01/33		18,868	14,579,722
3.500%, 06/01/41		27,000	20,103,464
Autodesk, Inc.
4.375%, 06/15/25		3,015	2,948,426
3.500%, 06/15/27		10,809	10,207,925
2.400%, 12/15/31		400	327,956
Automatic Data Processing, Inc.
1.250%, 09/01/30		4,857	3,906,389
AutoZone, Inc.
3.250%, 04/15/25		5,203	5,005,458
Avnet, Inc.
4.625%, 04/15/26		4,760	4,603,345
3.000%, 05/15/31		17,500	14,024,172
5.500%, 06/01/32		13,180	12,582,995
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	18,751,576
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	2,593,625
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		300	279,894
Bank of America Corp.
2.300%, 07/25/25	GBP	2,610	3,116,916
5.875%, 02/07/42		24,900	26,536,533
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,187,829
2.800%, 05/04/26		88	82,925
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		28,300	23,934,336
1.450%, 10/15/30		78,603	63,556,298
Berkshire Hathaway, Inc.
3.125%, 03/15/26		19,500	18,733,226
Best Buy Co., Inc.
4.450%, 10/01/28		18,793	18,261,444
1.950%, 10/01/30		13,000	10,512,331
Biogen, Inc.
4.050%, 09/15/25		6,550	6,360,425
2.250%, 05/01/30		20,387	16,843,204
Black Hills Corp.
2.500%, 06/15/30		2,650	2,195,983
4.350%, 05/01/33		5,728	5,111,998
BlackRock, Inc.
3.250%, 04/30/29		3,193	2,980,724
2.400%, 04/30/30		34,300	29,559,489
1.900%, 01/28/31		54,517	44,710,611
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	7,939,644

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Boeing Co.
	2.500%, 03/01/25		6,399	$6,087,974
	2.600%, 10/30/25		2,168	2,025,905
	3.200%, 03/01/29		4,600	4,163,890
	2.950%, 02/01/30		5,400	4,730,030
	3.600%, 05/01/34		2,000	1,716,047
	3.250%, 02/01/35		2,463	2,008,054
	3.550%, 03/01/38		2,150	1,679,918
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	8,900	9,609,453
	4.000%, 11/15/26	EUR	1,900	2,110,948
	1.800%, 03/03/27	EUR	700	720,286
	4.625%, 04/13/30		5,410	5,303,495
Boston Scientific Corp.
	4.550%, 03/01/39		1,264	1,168,114
Brighthouse Financial, Inc.
	5.625%, 05/15/30		3,000	2,912,425
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		19,900	17,874,573
	2.350%, 11/13/40		400	277,390
	3.550%, 03/15/42		800	653,285
Brixmor Operating Partnership LP
	4.050%, 07/01/30		5,600	5,093,607
	2.500%, 08/16/31		1,850	1,445,279
Broadcom, Inc.
	4.300%, 11/15/32		31,000	28,279,801
Ω	2.600%, 02/15/33		200	155,770
Ω	3.419%, 04/15/33		200	167,278
Ω	3.469%, 04/15/34		5,000	4,101,046
Ω	3.137%, 11/15/35		17,502	13,427,106
Ω	4.926%, 05/15/37		1,000	908,633
Ω	3.500%, 02/15/41		8,150	6,067,330
Broadstone Net Lease LLC
	2.600%, 09/15/31		172	124,799
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,571,482
	2.375%, 03/15/31		3,000	2,427,051
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	14,161,888
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37		400	440,778
	5.750%, 05/01/40		400	423,088
	5.050%, 03/01/41		400	391,325
	5.400%, 06/01/41		400	404,789
	4.950%, 09/15/41		400	388,010
	4.400%, 03/15/42		400	359,860
Camden Property Trust
	2.800%, 05/15/30		300	261,417
Campbell Soup Co.
	4.150%, 03/15/28		3,028	2,913,080
Capital One Financial Corp.
	3.750%, 04/24/24		4,607	4,529,164
	3.200%, 02/05/25		2,300	2,195,987
	3.750%, 03/09/27		12,365	11,567,295
	3.800%, 01/31/28		3,600	3,335,959
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Carrier Global Corp.
2.700%, 02/15/31		2,500	$2,113,862
Caterpillar, Inc.
3.803%, 08/15/42		800	694,364
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,478	4,256,249
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,223,022
3.625%, 04/01/25		5,758	5,578,950
2.300%, 05/13/31		400	323,650
1.950%, 12/01/31		1,500	1,166,022
2.900%, 03/03/32		14,300	11,983,096
Chevron Corp.
1.554%, 05/11/25		3,254	3,057,507
Choice Hotels International, Inc.
3.700%, 12/01/29		2,750	2,440,445
Chubb Corp.
6.000%, 05/11/37		400	430,853
6.500%, 05/15/38		400	449,102
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,247,932
Cigna Group
3.500%, 06/15/24		1,792	1,759,847
3.400%, 03/01/27		11,320	10,688,372
2.400%, 03/15/30		2,167	1,837,076
2.375%, 03/15/31		19,300	16,049,476
4.800%, 08/15/38		35,497	33,269,953
3.200%, 03/15/40		15,445	11,795,258
Cincinnati Financial Corp.
6.920%, 05/15/28		3,200	3,426,462
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,275,725
1.750%, 01/28/25	EUR	4,200	4,471,616
2.125%, 09/10/26	EUR	4,900	5,116,472
8.125%, 07/15/39		15,697	19,918,656
5.875%, 01/30/42		10,125	10,593,051
Clorox Co.
3.900%, 05/15/28		13,712	13,111,879
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,000,112
3.000%, 05/15/26		3,742	3,502,064
CNA Financial Corp.
4.500%, 03/01/26		21,057	20,488,210
3.900%, 05/01/29		1,650	1,526,439
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,609,454
Coca-Cola Co.
2.900%, 05/25/27		835	787,785
2.875%, 05/05/41		400	310,654
Comcast Corp.
3.150%, 03/01/26		7,398	7,080,533
4.250%, 10/15/30		2,200	2,112,877
4.250%, 01/15/33		21,467	20,364,120
7.050%, 03/15/33		14,000	16,085,610
6.500%, 11/15/35		400	448,234

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.200%, 07/15/36	400	$328,843
	3.900%, 03/01/38	800	691,337
	4.600%, 10/15/38	800	743,230
	3.250%, 11/01/39	2,200	1,735,969
	3.750%, 04/01/40	15,100	12,629,948
Conagra Brands, Inc.
	4.850%, 11/01/28	170	166,015
	5.300%, 11/01/38	25,700	24,275,290
ConocoPhillips
	5.900%, 05/15/38	400	420,727
	6.500%, 02/01/39	800	914,837
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,239,730
	5.300%, 03/01/35	400	394,204
	6.750%, 04/01/38	400	443,823
	5.700%, 06/15/40	400	399,174
	4.200%, 03/15/42	1,174	992,899
Constellation Brands, Inc.
	3.600%, 02/15/28	6,825	6,406,331
	3.150%, 08/01/29	7,000	6,312,567
Constellation Energy Generation LLC
	5.750%, 10/01/41	2,300	2,232,657
Costco Wholesale Corp.
	1.600%, 04/20/30	26,100	21,657,031
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,580,981
Ω	4.800%, 02/01/35	8,981	8,040,279
Crown Castle, Inc.
	3.100%, 11/15/29	400	350,243
	2.100%, 04/01/31	300	239,004
	2.900%, 04/01/41	17,205	11,829,012
CVS Health Corp.
	3.375%, 08/12/24	10,857	10,612,164
	3.250%, 08/15/29	3,800	3,417,587
	2.700%, 08/21/40	4,600	3,191,717
Deere & Co.
	3.900%, 06/09/42	400	359,545
Dell International LLC/EMC Corp.
Ω	3.375%, 12/15/41	5,000	3,554,116
Devon Energy Corp.
	5.600%, 07/15/41	4,800	4,564,020
DH Europe Finance II Sarl
	3.250%, 11/15/39	400	324,037
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32	9,525	7,739,783
Discover Bank
	4.650%, 09/13/28	2,800	2,593,823
Discovery Communications LLC
	3.900%, 11/15/24	4,796	4,667,196
	3.450%, 03/15/25	4,209	4,042,406
Dollar Tree, Inc.
	4.200%, 05/15/28	17,841	17,095,472
Dominion Energy, Inc.
	3.375%, 04/01/30	200	178,412
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Duke Energy Corp.
	3.750%, 04/15/24		3,205	$3,163,847
	2.550%, 06/15/31		300	247,733
	3.300%, 06/15/41		25,250	18,591,333
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30		1,500	1,209,264
Ω	2.775%, 01/07/32		641	497,587
Eagle Materials, Inc.
	2.500%, 07/01/31		3,400	2,789,480
Eastman Chemical Co.
	3.800%, 03/15/25		8,127	7,896,649
Eaton Corp.
	4.000%, 11/02/32		8,105	7,576,856
Eaton Vance Corp.
	3.500%, 04/06/27		10,062	9,408,976
Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,350	2,546,577
	5.500%, 12/08/41		1,000	1,018,656
EIDP, Inc.
	2.300%, 07/15/30		4,000	3,333,650
Elevance Health, Inc.
	3.500%, 08/15/24		3,786	3,702,112
	4.101%, 03/01/28		11,100	10,674,518
	5.950%, 12/15/34		1,300	1,342,011
	4.625%, 05/15/42		400	361,876
Emerson Electric Co.
	3.150%, 06/01/25		4,912	4,734,582
Enterprise Products Operating LLC
	3.900%, 02/15/24		1,280	1,266,923
	6.875%, 03/01/33		1,800	2,025,601
	6.125%, 10/15/39		4,800	5,059,926
	6.450%, 09/01/40		5,000	5,385,525
	5.700%, 02/15/42		400	403,579
EOG Resources, Inc.
	4.375%, 04/15/30		2,600	2,549,067
Equifax, Inc.
	3.100%, 05/15/30		200	171,838
Equinix, Inc.
	3.200%, 11/18/29		2,500	2,203,186
	2.500%, 05/15/31		6,900	5,627,175
	3.900%, 04/15/32		75	67,476
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	6,439,925
ERP Operating LP
	2.500%, 02/15/30		2,400	2,039,943
Eversource Energy
	4.250%, 04/01/29		600	573,792
Exelon Corp.
	3.400%, 04/15/26		8,140	7,762,285
Experian Finance PLC
	1.375%, 06/25/26	EUR	2,000	2,050,546
Extra Space Storage LP
	2.350%, 03/15/32		13,100	10,316,615
FedEx Corp.
	4.900%, 01/15/34		2,075	2,034,206
	3.900%, 02/01/35		2,800	2,468,900

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.250%, 05/15/41		9,750	$7,300,020
Fidelity National Financial, Inc.
	3.400%, 06/15/30		19,454	17,079,395
	2.450%, 03/15/31		1,800	1,426,652
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		10,000	7,122,602
	First American Financial Corp.
	2.400%, 08/15/31		17,544	13,348,108
Flex Ltd.
	4.875%, 06/15/29		2,300	2,203,467
	4.875%, 05/12/30		4,000	3,860,508
	Flowserve Corp.
	2.800%, 01/15/32		29,138	23,304,611
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,255,888
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		4,300	3,804,154
	4.000%, 03/25/32		8,200	7,300,847
	Fox Corp.
	5.476%, 01/25/39		2,000	1,850,665
	Franklin Resources, Inc.
	1.600%, 10/30/30		1,000	788,302
GATX Corp.
	3.250%, 03/30/25		3,170	3,028,362
	3.250%, 09/15/26		7,349	6,791,264
	3.500%, 06/01/32		6,850	5,816,766
	GE Capital Funding LLC
	4.550%, 05/15/32		2,144	2,068,801
General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,549,067
	2.850%, 06/01/41		400	298,221
	General Mills, Inc.
	4.200%, 04/17/28		6,600	6,379,977
General Motors Co.
	6.800%, 10/01/27		300	313,126
	5.150%, 04/01/38		3,669	3,310,706
General Motors Financial Co. Inc.
	1.694%, 03/26/25	EUR	4,600	4,869,859
	5.250%, 03/01/26		13,336	13,196,367
General Motors Financial Co., Inc.
	4.350%, 01/17/27		263	253,256
	3.600%, 06/21/30		6,000	5,241,761
	3.100%, 01/12/32		8,400	6,865,101
Georgia Power Co.
	3.250%, 04/01/26		1,835	1,747,113
	3.250%, 03/30/27		11,066	10,299,708
	4.300%, 03/15/42		400	345,113
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	906,337
Gilead Sciences, Inc.
	3.700%, 04/01/24		1,212	1,196,236
	4.600%, 09/01/35		800	768,005
	4.000%, 09/01/36		800	717,018
	2.600%, 10/01/40		5,800	4,164,733
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.650%, 12/01/41		9,900	$10,332,520
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		157	178,374
Global Payments, Inc.
	4.450%, 06/01/28		6,820	6,460,803
	2.900%, 11/15/31		400	329,037
Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,506,767
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		14,004	13,858,266
	0.125%, 08/19/24	EUR	2,900	3,065,805
	3.375%, 03/27/25	EUR	1,315	1,432,562
	3.750%, 05/22/25		6,213	6,000,754
	3.750%, 02/25/26		5,700	5,472,991
	1.625%, 07/27/26	EUR	5,000	5,167,828
	7.250%, 04/10/28	GBP	4,850	6,519,971
	2.600%, 02/07/30		4,600	3,912,490
	3.800%, 03/15/30		12,000	11,030,095
	6.125%, 02/15/33		2,421	2,605,296
	6.250%, 02/01/41		750	804,729
Halliburton Co.
	2.920%, 03/01/30		800	706,373
	6.700%, 09/15/38		5,760	6,329,919
	7.450%, 09/15/39		2,200	2,558,387
	4.500%, 11/15/41		3,000	2,568,968
Harley-Davidson, Inc.
	3.500%, 07/28/25		5,193	5,013,358
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		20,400	16,802,827
Healthcare Realty Holdings LP
	2.000%, 03/15/31		2,800	2,146,810
Home Depot, Inc.
	5.875%, 12/16/36		200	216,860
	3.300%, 04/15/40		1,600	1,295,069
	5.400%, 09/15/40		5,600	5,740,034
	5.950%, 04/01/41		1,200	1,308,686
Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	2,700	2,896,186
	5.375%, 03/01/41		670	686,284
HP, Inc.
	2.650%, 06/17/31		1,000	818,039
	6.000%, 09/15/41		5,000	5,079,946
Humana, Inc.
	3.850%, 10/01/24		5,825	5,699,268
Intel Corp.
	4.000%, 12/15/32		1,400	1,306,327
	4.600%, 03/25/40		25,324	23,605,711
	2.800%, 08/12/41		23,576	16,634,035
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		11,500	11,167,535
	4.600%, 03/15/33		15,000	14,515,800
	2.650%, 09/15/40		16,100	11,421,018

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
International Business Machines Corp.
3.375%, 08/01/23		4,409	$4,409,000
3.300%, 01/27/27		25,954	24,591,198
1.950%, 05/15/30		17,540	14,512,035
4.150%, 05/15/39		8,300	7,248,778
2.850%, 05/15/40		31,266	22,667,835
4.000%, 06/20/42		400	338,292
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,953	1,930,129
4.750%, 03/30/30		1,175	1,131,282
Interstate Power & Light Co.
2.300%, 06/01/30		3,978	3,295,727
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		3,000	2,316,274
2.700%, 01/15/34		1,500	1,136,007
J M Smucker Co.
3.500%, 03/15/25		3,600	3,485,812
4.250%, 03/15/35		2,000	1,806,094
Jabil, Inc.
3.600%, 01/15/30		23,950	21,556,706
3.000%, 01/15/31		15,033	12,766,891
Jackson Financial, Inc.
3.125%, 11/23/31		6,177	4,869,913
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		9,046	8,871,557
Jefferies Financial Group, Inc.
2.625%, 10/15/31		20,514	16,043,902
2.750%, 10/15/32		6,280	4,843,295
John Deere Cash Management Sarl
1.375%, 04/02/24	EUR	1,350	1,459,478
Johnson & Johnson
1.300%, 09/01/30		9,800	8,007,504
JPMorgan Chase & Co.
3.625%, 05/13/24		9,931	9,778,757
3.900%, 07/15/25		22,016	21,469,645
6.400%, 05/15/38		20,000	22,392,471
5.500%, 10/15/40		3,600	3,732,822
5.600%, 07/15/41		7,100	7,400,598
5.400%, 01/06/42		9,350	9,604,972
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,660,036
2.000%, 12/10/30		5,000	3,874,836
Kellogg Co.
3.400%, 11/15/27		6,500	6,115,526
7.450%, 04/01/31		6,959	7,921,797
Kemper Corp.
2.400%, 09/30/30		6,265	4,859,766
3.800%, 02/23/32		24,700	20,294,077
Keurig Dr Pepper, Inc.
4.050%, 04/15/32		200	185,647
Kimco Realty OP LLC
2.250%, 12/01/31		10,200	7,985,261
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		5,800	$6,318,056
	6.500%, 09/01/39		1,900	1,940,110
Kroger Co.
	7.500%, 04/01/31		16,177	18,341,848
L3Harris Technologies, Inc.
	3.950%, 05/28/24		2,469	2,430,931
Lazard Group LLC
	4.500%, 09/19/28		17,626	16,696,536
	4.375%, 03/11/29		400	376,661
Lear Corp.
	3.800%, 09/15/27		223	209,491
Legg Mason, Inc.
	3.950%, 07/15/24		4,736	4,655,147
	4.750%, 03/15/26		3,945	3,895,121
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,065	9,828,720
Ω	6.500%, 03/15/35		4,250	4,278,093
Lincoln National Corp.
	3.050%, 01/15/30		300	250,595
	3.400%, 01/15/31		8,337	6,984,050
	3.400%, 03/01/32		23,378	18,984,093
Lockheed Martin Corp.
	3.550%, 01/15/26		2,400	2,325,781
	3.600%, 03/01/35		671	597,694
	4.500%, 05/15/36		1,000	957,950
Loews Corp.
	3.750%, 04/01/26		10,270	9,922,925
Lowe's Cos., Inc.
	2.800%, 09/15/41		25,000	17,605,848
LYB International Finance III LLC
	3.375%, 10/01/40		8,000	5,914,270
LyondellBasell Industries NV
	5.750%, 04/15/24		1,611	1,607,954
Marathon Petroleum Corp.
	3.625%, 09/15/24		6,891	6,730,332
	6.500%, 03/01/41		4,500	4,659,738
Marriott International, Inc.
	2.750%, 10/15/33		7,200	5,716,657
Mars, Inc.
Ω	1.625%, 07/16/32		8,150	6,257,588
Ω	3.600%, 04/01/34		400	356,503
Ω	3.875%, 04/01/39		800	675,807
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,154,682
	2.375%, 12/15/31		2,961	2,420,071
Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	2,400	2,462,978
	1.125%, 03/07/27	EUR	4,800	4,842,126
Medtronic, Inc.
	4.375%, 03/15/35		8,065	7,815,508
Merck & Co., Inc.
	3.400%, 03/07/29		10,484	9,815,182
	1.450%, 06/24/30		45,801	37,171,154

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.900%, 03/07/39		400	$357,683
	2.350%, 06/24/40		800	569,470
MetLife, Inc.
	6.375%, 06/15/34		17,000	18,520,034
	5.700%, 06/15/35		6,800	7,056,169
	4.125%, 08/13/42		5,000	4,230,468
Micron Technology, Inc.
	4.663%, 02/15/30		330	312,659
	2.703%, 04/15/32		2,650	2,102,094
	3.366%, 11/01/41		24,100	17,021,596
	Microsoft Corp.
	3.300%, 02/06/27		2,165	2,076,956
	Mohawk Industries, Inc.
	3.625%, 05/15/30		2,800	2,529,403
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,138,212
Morgan Stanley
	3.875%, 04/29/24		6,982	6,890,063
	3.875%, 01/27/26		15,083	14,551,526
	3.625%, 01/20/27		9,826	9,321,485
	1.875%, 04/27/27	EUR	5,000	5,104,321
	7.250%, 04/01/32		15,766	18,090,926
Motorola Solutions, Inc.
	4.600%, 05/23/29		4,300	4,179,105
	2.300%, 11/15/30		25,444	20,465,882
MPLX LP
	4.125%, 03/01/27		1,620	1,556,800
	4.500%, 04/15/38		4,700	4,051,042
	Mylan, Inc.
	4.200%, 11/29/23		3,480	3,457,268
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,076,642
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,170,930
NetApp, Inc.
	3.300%, 09/29/24		3,451	3,345,732
	2.700%, 06/22/30		5,000	4,215,925
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,283,546
	NIKE, Inc.
	2.850%, 03/27/30		32,550	29,231,268
	Northern Trust Corp.
	1.950%, 05/01/30		21,470	17,814,334
Nucor Corp.
	3.950%, 05/01/28		5,045	4,798,712
	3.125%, 04/01/32		8,140	7,051,804
	6.400%, 12/01/37		6,585	7,253,854
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,287,615
	Omnicom Group, Inc.
	4.200%, 06/01/30		12,855	11,997,320
	ONE Gas, Inc.
	4.250%, 09/01/32		6,700	6,296,778
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Oracle Corp.
	3.250%, 11/15/27		34,194	$31,872,790
	2.950%, 04/01/30		500	436,302
	4.300%, 07/08/34		400	362,540
	3.900%, 05/15/35		800	689,762
	Owens Corning
	3.875%, 06/01/30		9,226	8,464,378
Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	2,989,454
	3.250%, 06/14/29		6,000	5,458,375
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		200	184,949
PepsiCo, Inc.
	2.625%, 04/28/26	EUR	2,800	3,002,972
	4.875%, 11/01/40		400	398,755
	2.625%, 10/21/41		1,200	897,829
Pfizer, Inc.
	3.000%, 12/15/26		21,680	20,539,774
	4.000%, 12/15/36		400	371,482
	4.100%, 09/15/38		1,600	1,457,892
	3.900%, 03/15/39		6,200	5,490,874
	7.200%, 03/15/39		200	244,876
	2.550%, 05/28/40		2,000	1,458,606
	5.600%, 09/15/40		400	422,537
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	774	815,899
	3.250%, 11/10/24		6,698	6,512,056
	3.375%, 08/15/29		6,400	5,795,979
	2.100%, 05/01/30		10,350	8,540,611
	6.375%, 05/16/38		10,000	10,857,405
Phillips 66
	2.150%, 12/15/30		400	326,945
	5.875%, 05/01/42		800	829,518
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		2,070	1,530,804
PNC Bank NA
	2.950%, 02/23/25		1,093	1,044,225
	3.250%, 06/01/25		4,680	4,486,824
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,125	2,248,144
	2.550%, 06/15/30		9,250	7,870,300
	PPL Capital Funding, Inc.
	3.100%, 05/15/26		5,400	5,103,863
	Precision Castparts Corp.
	3.250%, 06/15/25		26,684	25,798,641
	Primerica, Inc.
	2.800%, 11/19/31		15,500	12,856,293
Principal Financial Group, Inc.
	3.400%, 05/15/25		2,300	2,212,406
	2.125%, 06/15/30		400	328,191
Progress Energy, Inc.
	7.750%, 03/01/31		2,500	2,821,903
	6.000%, 12/01/39		600	606,413
	Progressive Corp.
	3.000%, 03/15/32		16,900	14,729,718

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	4,600	$4,332,761
	Prologis LP
	3.000%, 06/02/26	EUR	6,700	7,142,161
	Prudential Financial, Inc.
	3.000%, 03/10/40		9,850	7,447,732
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		1,000	1,145,449
PulteGroup, Inc.
	7.875%, 06/15/32		3,895	4,448,673
	6.375%, 05/15/33		11,000	11,593,807
	6.000%, 02/15/35		6,449	6,584,822
	QUALCOMM, Inc.
	1.650%, 05/20/32		11,043	8,679,231
	Quanta Services, Inc.
	2.900%, 10/01/30		302	256,525
	Quest Diagnostics, Inc.
	2.800%, 06/30/31		1,000	858,563
Realty Income Corp.
	2.850%, 12/15/32		8,967	7,316,753
	1.800%, 03/15/33		2,600	1,907,749
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		3,840	3,831,922
	3.950%, 09/15/26		15,789	14,915,986
	3.900%, 05/15/29		4,725	4,324,843
	3.150%, 06/15/30		15,455	13,264,553
	Revvity, Inc.
	3.300%, 09/15/29		1,300	1,165,822
	Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	939,514
	Ross Stores, Inc.
	1.875%, 04/15/31		9,000	7,132,157
Royalty Pharma PLC
	2.200%, 09/02/30		10,000	8,050,610
	3.300%, 09/02/40		45,745	32,339,381
RTX Corp.
	4.450%, 11/16/38		1,200	1,092,949
	4.700%, 12/15/41		5,600	5,137,593
	4.500%, 06/01/42		28,524	25,795,014
Salesforce, Inc.
	3.700%, 04/11/28		10,200	9,831,233
	2.700%, 07/15/41		1,200	873,103
	Sanofi
	3.625%, 06/19/28		11,000	10,629,929
	Schlumberger Finance BV
	1.375%, 10/28/26	EUR	9,750	9,989,895
	Schlumberger Investment SA
	2.650%, 06/26/30		9,052	7,916,827
	Sherwin-Williams Co.
	2.950%, 08/15/29		6,000	5,341,106
Simon Property Group LP
	2.450%, 09/13/29		400	339,432
	2.650%, 07/15/30		20,400	17,292,725
	2.200%, 02/01/31		14,208	11,430,349
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.250%, 01/15/32		7,377	$5,781,868
	6.750%, 02/01/40		800	869,551
	4.750%, 03/15/42		400	346,971
	Southern California Edison Co.
	6.650%, 04/01/29		400	415,197
	Southern Power Co.
	5.150%, 09/15/41		3,000	2,776,785
Southwest Gas Corp.
	3.700%, 04/01/28		2,900	2,682,219
	2.200%, 06/15/30		13,700	11,170,798
	Spirit Realty LP
	2.700%, 02/15/32		14,491	11,147,417
Stanley Black & Decker, Inc.
	2.300%, 03/15/30		3,000	2,496,123
	5.200%, 09/01/40		400	373,582
	State Street Corp.
	3.550%, 08/18/25		1,854	1,803,166
	Steel Dynamics, Inc.
	3.250%, 01/15/31		20,925	18,189,933
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		11,500	9,190,568
	Stryker Corp.
	3.650%, 03/07/28		6,579	6,260,791
	Sutter Health
	3.161%, 08/15/40		2,000	1,516,102
	Tapestry, Inc.
	3.050%, 03/15/32		16,062	12,826,222
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,679,442
	Target Corp.
	4.000%, 07/01/42		2,100	1,874,175
	TCI Communications, Inc.
	7.875%, 02/15/26		1,120	1,190,649
	Textron, Inc.
	2.450%, 03/15/31		15,590	12,861,147
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41		2,700	1,988,979
Travelers Cos., Inc.
	6.250%, 06/15/37		535	592,012
	5.350%, 11/01/40		1,200	1,213,958
	Travelers Property Casualty Corp.
	6.375%, 03/15/33		400	440,253
	Truist Financial Corp.
	3.700%, 06/05/25		7,545	7,268,322
TWDC Enterprises 18 Corp.
	7.000%, 03/01/32		540	614,595
	4.375%, 08/16/41		10,000	8,926,940
	U.S. Bancorp
	0.850%, 06/07/24	EUR	800	848,621
Union Pacific Corp.
	3.250%, 01/15/25		9,115	8,854,402
	2.891%, 04/06/36		22,950	18,278,341
	3.600%, 09/15/37		1,000	851,464
	3.550%, 08/15/39		400	331,558

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.200%, 05/20/41		15,400	$12,075,996
3.375%, 02/14/42		5,150	4,113,623
United Parcel Service, Inc.
4.875%, 11/15/40		1,020	998,543
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	17,917,387
5.800%, 03/15/36		400	429,834
6.625%, 11/15/37		400	458,101
6.875%, 02/15/38		350	412,433
3.500%, 08/15/39		16,638	13,843,418
2.750%, 05/15/40		11,200	8,268,220
5.700%, 10/15/40		2,400	2,520,797
5.950%, 02/15/41		1,000	1,065,928
3.050%, 05/15/41		28,172	21,455,921
4.625%, 11/15/41		1,200	1,119,119
Unum Group
3.875%, 11/05/25		1,977	1,885,254
4.000%, 06/15/29		10,963	10,149,033
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,480,689
Valero Energy Corp.
7.500%, 04/15/32		580	655,801
6.625%, 06/15/37		11,550	12,425,088
Ventas Realty LP
3.000%, 01/15/30		1,100	939,712
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,243,145
Verizon Communications, Inc.
4.329%, 09/21/28		600	576,268
4.016%, 12/03/29		17,153	15,980,228
2.355%, 03/15/32		2,733	2,182,363
VF Corp.
2.800%, 04/23/27		200	182,138
2.950%, 04/23/30		6,516	5,398,536
Viatris, Inc.
2.700%, 06/22/30		1,000	817,177
3.850%, 06/22/40		10,000	7,111,225
Visa, Inc.
2.050%, 04/15/30		62,959	53,612,353
VMware, Inc.
3.900%, 08/21/27		224	212,480
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30		23,552	20,050,432
Walt Disney Co.
3.700%, 09/15/24		3,814	3,739,421
6.200%, 12/15/34		100	109,304
4.625%, 03/23/40		6,500	6,164,799
3.500%, 05/13/40		23,016	18,782,859
6.150%, 02/15/41		400	431,533
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,672,368
Wells Fargo & Co.
0.500%, 04/26/24	EUR	15,349	16,433,365
2.125%, 06/04/24	EUR	6,240	6,746,992
3.000%, 02/19/25		4,264	4,102,990
1.625%, 06/02/25	EUR	3,400	3,571,192
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.000%, 07/28/25	GBP	887	$1,047,947
3.000%, 04/22/26		5,073	4,774,241
2.000%, 04/27/26	EUR	5,000	5,199,120
1.375%, 10/26/26	EUR	2,500	2,521,500
1.000%, 02/02/27	EUR	15,000	14,771,975
4.150%, 01/24/29		600	569,161
Welltower OP LLC
4.125%, 03/15/29		1,550	1,445,885
2.750%, 01/15/31		17,596	14,636,045
2.750%, 01/15/32		5,000	4,051,831
Westlake Corp.
3.375%, 06/15/30		11,785	10,241,728
WestRock MWV LLC
8.200%, 01/15/30		19,367	22,147,296
Weyerhaeuser Co.
7.375%, 03/15/32		1,213	1,368,849
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,197,984
4.750%, 02/26/29		700	682,138
Williams Cos., Inc.
4.000%, 09/15/25		8,158	7,895,825
3.500%, 11/15/30		14,800	13,248,879
6.300%, 04/15/40		20,000	20,941,096
WP Carey, Inc.
2.400%, 02/01/31		2,300	1,851,997
2.450%, 02/01/32		9,800	7,709,749
WRKCo, Inc.
4.200%, 06/01/32		1,800	1,643,444
3.000%, 06/15/33		19,705	16,015,058
Zoetis, Inc.
3.000%, 09/12/27		12,777	11,925,466
TOTAL UNITED STATES			3,841,552,814
TOTAL BONDS			5,697,081,389
U.S. TREASURY OBLIGATIONS — (27.0%)
U.S. Treasury Bonds
6.750%, 08/15/26		38,863	41,296,598
6.625%, 02/15/27		34,651	37,156,215
1.125%, 05/15/40		159,000	100,890,469
1.125%, 08/15/40		155,000	97,456,250
1.375%, 11/15/40		162,000	106,015,078
1.875%, 02/15/41		37,000	26,320,586
1.750%, 08/15/41		195,000	134,420,508
2.000%, 11/15/41		136,000	97,590,624
2.375%, 02/15/42		95,000	72,467,187
2.750%, 08/15/42		63,000	50,879,883
2.750%, 11/15/42		122,500	98,708,203
U.S. Treasury Notes
0.125%, 08/15/23		129,000	128,734,407
0.125%, 08/31/23		55,000	54,764,249
0.250%, 09/30/23		60,000	59,489,063
2.875%, 09/30/23		30,000	29,878,125
0.125%, 10/15/23		55,000	54,415,625
0.375%, 10/31/23		47,000	46,427,188
0.250%, 11/15/23		85,000	83,761,524
0.500%, 11/30/23		100,000	98,398,438

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.125%, 11/30/23	50,000	$49,458,984
2.875%, 11/30/23	25,000	24,795,899
0.125%, 12/15/23	85,000	83,386,328
0.750%, 12/31/23	69,000	67,690,078
2.625%, 12/31/23	20,000	19,782,812
0.125%, 01/15/24	15,000	14,653,711
0.875%, 01/31/24	38,000	37,162,813
0.125%, 02/15/24	75,000	72,914,062
1.500%, 02/29/24	65,000	63,562,890
2.125%, 02/29/24	20,000	19,628,125
0.375%, 04/15/24	60,000	57,930,469
2.500%, 04/30/24	50,000	48,929,688
0.250%, 05/15/24	42,000	40,333,125
2.000%, 05/31/24	50,000	48,632,813
2.500%, 05/31/24	30,000	29,286,328
0.250%, 06/15/24	82,000	78,454,140
1.625%, 11/30/26	39,750	36,327,773
1.500%, 01/31/27	59,500	53,961,387
2.250%, 02/15/27	60,000	55,837,500
2.375%, 05/15/27	91,200	84,933,562
2.250%, 08/15/27	40,000	36,970,312
2.250%, 11/15/27	39,018	35,939,512
2.750%, 02/15/28	47,000	44,128,594
1.125%, 02/29/28	54,000	47,070,703
1.250%, 03/31/28	15,000	13,128,516
1.250%, 04/30/28	40,000	34,939,062
2.875%, 05/15/28	69,000	65,024,414
2.875%, 08/15/28	90,000	84,677,344
3.125%, 11/15/28	75,000	71,296,875
2.625%, 02/15/29	25,000	23,103,516
TOTAL U.S. TREASURY OBLIGATIONS		2,863,011,555
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.5%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group Ltd.
Ω	5.825%, 02/22/24	25,000	$24,219,489
WESTPAC BANKING CORP.
Ω	5.898%, 03/13/24	25,000	24,127,860
TOTAL AUSTRALIA			48,347,349
JAPAN — (0.0%)
American Honda Finance Corp.
	5.596%, 08/03/23	1,000	999,547
TOTAL COMMERCIAL PAPER (Cost $49,331,607)			49,346,896
TOTAL INVESTMENT SECURITIES (Cost $11,180,156,665)			10,261,549,535

		Shares
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	28,497,850	329,634,626
TOTAL INVESTMENTS — (100.0%)
(Cost $11,509,756,921)^^			$10,591,184,161

As of July 31, 2023, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,959,500	GBP	1,523,445	JPMorgan Chase Bank, N.A.	08/01/23	$4,388
USD	75,651,517	EUR	68,553,321	Citibank, N.A.	08/14/23	233,965
USD	80,938,847	EUR	72,302,611	Morgan Stanley and Co. International	08/15/23	1,392,778
USD	123,071,811	EUR	109,548,527	State Street Bank and Trust	08/21/23	2,513,786
USD	35,999,219	DKK	239,161,262	State Street Bank and Trust	08/21/23	671,703
USD	61,029,549	EUR	54,740,275	UBS AG	08/23/23	782,167
USD	25,404,567	GBP	19,731,856	Bank of New York Mellon	08/29/23	78,401
USD	89,204,880	EUR	80,000,000	Bank of New York Mellon	08/30/23	1,126,990
USD	9,064,907	AUD	13,447,807	Societe Generale	08/30/23	23,333
USD	129,659,239	GBP	100,013,189	State Street Bank and Trust	08/30/23	1,290,044
Total Appreciation						$8,117,555
USD	22,930,089	GBP	18,109,541	Bank of America Corp.	08/01/23	$(310,780)
GBP	19,632,986	USD	25,273,543	Bank of New York Mellon	08/01/23	(77,561)
USD	146,115,909	EUR	133,908,698	Citibank, N.A.	08/07/23	(1,151,761)

DFA Investment Grade Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	141,954,915	EUR	130,139,200	Barclays Capital	08/08/23	$(1,174,010)
USD	14,352,326	AUD	21,539,819	Bank of New York Mellon	08/30/23	(129,877)
EUR	10,166,821	USD	11,353,812	Barclays Capital	10/02/23	(142,010)
USD	141,207,242	EUR	129,001,589	State Street Bank and Trust	10/02/23	(1,053,567)
Total (Depreciation)						$(4,039,566)
Total Appreciation (Depreciation)						$4,077,989
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,652,109,695	—	$1,652,109,695
Bonds
Australia	—	147,608,204	—	147,608,204
Austria	—	4,223,489	—	4,223,489
Belgium	—	82,659,844	—	82,659,844
Canada	—	298,432,651	—	298,432,651
Denmark	—	41,769,394	—	41,769,394
Finland	—	35,417,604	—	35,417,604
France	—	170,494,742	—	170,494,742
Germany	—	205,579,126	—	205,579,126
Hong Kong	—	6,316,993	—	6,316,993
Ireland	—	1,435,891	—	1,435,891
Italy	—	38,245,217	—	38,245,217
Japan	—	199,840,773	—	199,840,773
Luxembourg	—	2,249,499	—	2,249,499
Netherlands	—	32,952,964	—	32,952,964
Norway	—	24,176,508	—	24,176,508
Spain	—	119,181,023	—	119,181,023
Supranational Organization Obligations	—	85,899,614	—	85,899,614
Sweden	—	69,462,773	—	69,462,773
Switzerland	—	31,962,468	—	31,962,468
United Kingdom	—	257,619,798	—	257,619,798
United States	—	3,841,552,814	—	3,841,552,814
U.S. Treasury Obligations	—	2,863,011,555	—	2,863,011,555
Commercial Paper	—	49,346,896	—	49,346,896
Securities Lending Collateral	—	329,634,626	—	329,634,626
Forward Currency Contracts**	—	4,077,989	—	4,077,989
TOTAL	—	$10,595,262,150	—	$10,595,262,150
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
0.375%, 01/15/27	50,356	$47,346,327
0.375%, 07/15/27	569,994	536,133,509
0.500%, 01/15/28	281,830	264,672,037
0.750%, 07/15/28	110,245	104,949,921
0.875%, 01/15/29	558,216	531,063,148
0.250%, 07/15/29	162,279	148,973,747
0.125%, 01/15/30	241,122	217,056,785
0.125%, 07/15/30	74,724	67,100,251
0.125%, 01/15/31	146,025	129,832,482
0.125%, 07/15/31	106,654	94,536,937
0.125%, 01/15/32	201,855	177,443,477
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/27	110,835	111,507,214
1.750%, 01/15/28	408,913	405,422,766
3.625%, 04/15/28	440,905	474,019,759
2.500%, 01/15/29	478,038	494,363,572
3.875%, 04/15/29	437,943	484,923,216
3.375%, 04/15/32	292,109	330,913,427
2.125%, 02/15/40	406,614	429,671,692
2.125%, 02/15/41	369,124	390,312,581
0.750%, 02/15/42	121,124	101,262,572
TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,136,367,049)		5,541,505,420

	Shares
TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund 5.190%	2,630,359	2,630,359
TOTAL INVESTMENTS — (100.0%)
(Cost $6,138,997,408)^^		$5,544,135,779
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,541,505,420	—	$5,541,505,420
Temporary Cash Investments	$2,630,359	—	—	2,630,359
TOTAL	$2,630,359	$5,541,505,420	—	$5,544,135,779

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.0%)
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	$551,499
5.000%, 03/01/25	245	250,991
TOTAL ALABAMA		802,490
ALASKA — (0.3%)
Alaska Municipal Bond Bank Authority (RB) Series ONE
5.000%, 12/01/23	200	200,940
Municipality of Anchorage (GO)
4.250%, 12/15/23	4,500	4,513,114
TOTAL ALASKA		4,714,054
ARIZONA — (0.7%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,407,577
City of Phoenix (GO)
5.000%, 07/01/24	760	772,528
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,235,667
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	517,669
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,320,958
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	750	762,295
Pima County Unified School District No. 6 Marana (GO) (AGM)
5.000%, 07/01/24	615	624,192
Pima County Unified School District No. 6 Marana (GO) (AGM) Series
5.000%, 07/01/24	485	492,249
TOTAL ARIZONA		11,133,135
	Face Amount	Value†
	(000)
ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	$308,113
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,617,987
TOTAL ARKANSAS		1,926,100
CALIFORNIA — (5.2%)
City of Los Angeles (RN)
5.000%, 06/27/24	35,000	35,567,486
County of Los Angeles (RN)
5.000%, 06/28/24	8,000	8,129,734
County of Riverside (RN)
5.000%, 06/28/24	6,300	6,399,897
County of Riverside CA (RN) Series A
3.700%, 10/19/23	625	625,619
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	1,050	1,089,496
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,125,000
Orange County Transportation Authority (RB)
5.000%, 10/15/24	15,000	15,343,996
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	5,000	5,085,595
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,955,518
San Francisco Unified School District (GO)
5.000%, 06/15/24	2,445	2,488,294
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	1,475	1,501,118
5.000%, 06/15/25	565	585,602
State of California (GO)
4.000%, 03/01/24	1,275	1,281,763

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	2,730	$2,799,564
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	920,000
TOTAL CALIFORNIA		87,898,682
COLORADO — (1.8%)
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,392,737
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/23	1,415	1,421,487
City of Colorado Springs Utilities System Revenue (RB) Series C
5.000%, 11/15/23	3,440	3,455,771
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	903,326
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	10,000	10,138,616
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	3,340	3,361,256
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	4,695	4,821,936
Powhaton Road Metropolitan District No. 2 (GO) Series B
¤ 7.750%, 12/15/48 (Pre-refunded @ $103, 12/15/23)	1,410	1,471,327
Regional Transportation District (COP)
5.000%, 06/01/29	360	370,874
	Face Amount	Value†
	(000)
COLORADO — (Continued)
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	$1,769,255
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,520	1,528,608
TOTAL COLORADO		30,635,193
CONNECTICUT — (4.5%)
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	620	655,302
City of Bristol (GO)
5.000%, 03/15/24	735	743,422
City of New Haven (GO) Series A
5.000%, 08/01/23	375	375,000
City of New Haven (GO) Series B
5.000%, 08/01/26	100	104,065
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	305,076
City of New London (GO)
5.000%, 03/15/24	6,270	6,337,046
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,750	10,872,155
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 10/01/29	3,180	3,187,960
Town of Darien (GO)
4.000%, 04/25/24	12,000	12,064,520
Town of Fairfield (GO)
4.500%, 07/05/24	2,170	2,190,074
Town of Greenwich (GO)
4.000%, 02/08/24	17,010	17,072,080
Town of New Canaan (GO) Series B
4.000%, 12/15/23	1,255	1,258,194
Town of North Branford (GO)
5.000%, 08/03/23	15,000	15,001,260
Town of Windham (GO)
4.000%, 09/28/23	4,500	4,503,638

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
University of Connecticut (RB) Series A
5.000%, 02/15/24	1,625	$1,639,599
TOTAL CONNECTICUT		76,309,391
DELAWARE — (0.2%)
State of Delaware (GO)
5.000%, 02/01/24	3,000	3,026,142
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/24	3,785	3,841,041
FLORIDA — (3.2%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	340	351,374
City of Port St. Lucie (GO)
5.000%, 07/01/24	1,240	1,259,430
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,410	1,431,838
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,640	1,643,245
5.000%, 10/01/24	2,500	2,539,712
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,490,104
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,070	1,110,886
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,988
5.000%, 10/01/26	130	137,238
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	253,646
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,050,298
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/23	300	300,000
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	940	975,969
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/23	3,600	$3,609,394
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,277,904
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	1,475	1,475,000
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	375,114
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/24	1,790	1,809,187
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,036,705
School Board of Miami-Dade County (The) Series B
5.000%, 05/01/24	6,055	6,126,218
School District of Broward County (RN)
5.000%, 06/28/24	15,000	15,205,683
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,314,282
5.000%, 07/01/25	310	319,788
State of Florida (GO) Series A
5.000%, 07/01/24	6,980	7,091,266
TOTAL FLORIDA		54,241,269
GEORGIA — (1.5%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,870	1,907,609
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,150,272
County of Fulton (GO)
5.000%, 12/29/23	8,535	8,584,357
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,583,302

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	3,300	$3,300,000
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,512,916
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	60	61,327
Private Colleges & Universities Authority (RB)
5.000%, 10/01/23	340	340,707
5.000%, 10/01/24	125	127,029
5.000%, 10/01/25	215	221,633
State of Georgia (GO) Series A
5.000%, 08/01/24	1,075	1,094,570
State of Georgia (GO) Series F
5.000%, 01/01/24	1,640	1,652,305
Troup County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	1,060	1,060,000
TOTAL GEORGIA		25,596,027
HAWAII — (0.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	731,941
County of Hawaii (GO) Series D
5.000%, 09/01/24	500	509,414
State of Hawaii (GO) Series
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	1,000	1,000,000
State of Hawaii (GO) Series EZ
5.000%, 10/01/23	1,225	1,228,156
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,300	1,326,022
TOTAL HAWAII		4,795,533
ILLINOIS — (2.2%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/24	780	785,079
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Park District (GO) Series A
5.000%, 01/01/24	1,150	$1,157,726
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/24	4,355	4,396,598
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,450	1,474,039
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series
5.000%, 12/01/25	4,820	5,001,343
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	211,572
Cook County Township High School District No. 225 (GO) Series B
5.000%, 12/01/25	2,795	2,914,210
County of Cook (GO) Series A
5.000%, 11/15/23	1,575	1,581,270
5.000%, 11/15/26	1,700	1,794,092
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	2,435	2,445,463
5.000%, 11/15/24	690	704,497
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/23	1,595	1,601,854
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,084,064
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	525	527,364
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	501,422
State of Illinois (GO)
5.000%, 02/01/24	1,715	1,726,411
State of Illinois (GO) Series A
5.000%, 12/01/24	5,425	5,524,767

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-D
5.000%, 01/01/24	390	$392,331
TOTAL ILLINOIS		36,824,102
INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	1,537,461
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	882,452
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,011,517
5.000%, 06/01/25	3,250	3,333,021
TOTAL INDIANA		6,764,451
IOWA — (0.2%)
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	644,229
College Community School District (GO) Series A
3.000%, 06/01/25	405	399,612
College Community School District (GO) Series C
3.000%, 06/01/24	240	239,190
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,205,000
TOTAL IOWA		3,488,031
KANSAS — (1.0%)
City of Leawood (GO)
3.000%, 09/01/23	2,000	1,998,683
City of Olathe (GO) Series A
5.000%, 08/01/23	9,500	9,500,000
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,568,566
City of Topeka (GO) Series A
4.000%, 08/15/23	1,530	1,530,255
	Face Amount	Value†
	(000)
KANSAS — (Continued)
City of Wichita (GO) Series 310
5.000%, 10/13/23	2,000	$2,006,037
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	280,568
TOTAL KANSAS		16,884,109
KENTUCKY — (0.1%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	245	254,134
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	735	769,911
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	860	889,685
TOTAL KENTUCKY		1,913,730
LOUISIANA — (2.6%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,307
5.000%, 03/01/25	200	205,046
5.000%, 03/01/26	75	78,248
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,615,560
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	149,601
4.000%, 03/01/25	200	201,860
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,020	10,207,891
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/24	1,000	1,009,280
5.000%, 03/01/25	500	513,470

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
State of Louisiana (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,400	$6,490,365
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,843,123
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	3,701,537
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,050	4,107,184
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,077,842
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,265,073
TOTAL LOUISIANA		43,501,387
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,012,799
5.000%, 05/01/25	455	469,458
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	394,633
5.000%, 07/01/25	435	446,291
TOTAL MAINE		2,323,181
MARYLAND — (2.8%)
County of Anne Arundel (GO)
5.000%, 10/01/24	1,940	1,980,843
County of Baltimore (GO) Series A
5.000%, 03/01/24	4,040	4,080,285
County of Charles (GO)
5.000%, 10/01/23	1,635	1,639,348
County of Harford (GO) Series B
5.000%, 01/15/24	2,225	2,242,552
County of Howard (GO) Series A
5.000%, 08/15/24	1,700	1,731,857
County of Prince George's (GO) Series A
5.000%, 09/15/24	7,000	7,142,242
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series B
4.000%, 08/01/23	2,355	$2,355,000
State of Maryland Department of Transportation (RB)
5.000%, 09/01/23	2,630	2,633,354
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	6,195	6,229,250
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
¤ 4.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	5,000	5,028,907
¤ 4.000%, 06/01/33 (Pre-refunded @ $100, 6/1/24)	5,000	5,028,907
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series
¤ 4.000%, 06/01/41 (Pre-refunded @ $100, 6/1/24)	1,000	1,005,781
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,198,385
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,142,314
TOTAL MARYLAND		46,439,025
MASSACHUSETTS — (4.9%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,506,242
City of Boston (GO) Series A
5.000%, 11/01/23	4,115	4,132,945
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,047,049
City of Fall River (GO)
4.000%, 02/02/24	2,500	2,506,656

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Framingham (GO)
5.000%, 12/15/23	1,565	$1,575,249
City of Peabody (GO)
5.000%, 07/12/24	1,500	1,521,089
City of Quincy (GO)
3.750%, 09/15/23	13,000	13,004,373
5.000%, 07/05/24	17,000	17,221,066
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,740,000
5.000%, 11/01/24	2,550	2,608,103
Commonwealth of Massachusetts (GO) Series C
5.000%, 09/01/23	1,460	1,461,946
5.000%, 07/01/24	900	914,754
Commonwealth of Massachusetts (GO) Series H
5.000%, 12/01/23	5,500	5,531,147
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,268,684
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,018,739
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,794,026
Town of Watertown MA (GO)
5.000%, 06/15/24	260	264,154
5.000%, 06/15/25	500	518,139
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,786,321
Town of Westborough (GO)
5.000%, 03/28/24	10,000	10,114,710
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,675	2,732,321
TOTAL MASSACHUSETTS		82,267,713
MICHIGAN — (0.1%)
East Grand Rapids Public School District (GO)
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,225	1,240,225
Oakland University (RB) Series A
5.000%, 03/01/24	130	131,139
5.000%, 03/01/25	155	158,959
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	320	$321,520
4.000%, 05/01/25	460	464,979
TOTAL MICHIGAN		2,316,822
MINNESOTA — (1.9%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,414,972
City of Lakeville (GO) Series C
5.000%, 02/01/24	320	322,694
5.000%, 02/01/25	1,420	1,457,144
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	150,844
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	361,146
Metropolitan Council (GO) Series B
5.000%, 12/01/23	495	497,803
5.000%, 03/01/24	3,770	3,808,462
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,023,900
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	346,823
5.000%, 10/01/26	385	404,063
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO)
5.000%, 02/01/24	3,635	3,665,240
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,910	1,925,890

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	$1,548,149
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	151,463
State of Minnesota (GO) Series B
5.000%, 08/01/24	1,230	1,252,148
State of Minnesota (GO) Series D
5.000%, 08/01/23	7,825	7,825,000
5.000%, 10/01/24	800	816,935
State of Minnesota (GO) Series E
2.000%, 08/01/23	1,000	1,000,000
University of Minnesota (RB) Series B
4.000%, 01/01/30	700	701,391
Western Minnesota Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	350	352,424
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	2,035	2,049,091
¤ 5.000%, 01/01/36 (Pre-refunded @ $100, 1/1/24)	1,100	1,107,617
TOTAL MINNESOTA		32,183,199
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series C
5.000%, 10/01/24	1,320	1,346,270
MISSOURI — (0.6%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,011,993
City of Kansas City (GO) Series A
4.000%, 02/01/24	640	642,445
City of Kansas City (RB) Series C
5.000%, 09/01/24	860	874,264
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	$854,898
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,045	1,072,255
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	425	430,629
St. Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,400	1,428,001
St. Louis County School District C-2 Parkway (GO)
5.000%, 03/01/24	1,915	1,934,206
TOTAL MISSOURI		10,248,691
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	409,167
NEBRASKA — (0.7%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,005,176
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,005,175
County of Sarpy (GO)
5.000%, 06/01/24	1,985	2,013,245
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,522,876
Nebraska Public Power District (RB) Series C
5.000%, 01/01/24	2,000	2,013,106
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	283,358
5.000%, 07/15/26	645	675,693

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	300	$305,616
5.000%, 01/01/29	650	661,537
TOTAL NEBRASKA		11,485,782
NEVADA — (2.1%)
Clark County School District (GO) Series A
5.000%, 06/15/24	1,595	1,615,678
5.000%, 06/15/26	680	713,691
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,680	1,703,905
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,970	3,012,261
State of Nevada (GO) Series B
5.000%, 11/01/23	15,675	15,737,493
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	11,904,337
TOTAL NEVADA		34,687,365
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,862,952
State of New Hampshire (GO) Series A
5.000%, 03/01/24	3,545	3,582,599
TOTAL NEW HAMPSHIRE		5,445,551
NEW JERSEY — (8.4%)
City of East Orange (GO)
4.500%, 10/23/23	8,500	8,517,677
City of Jersey City (GO) Series A
5.000%, 10/26/23	8,125	8,154,358
City of Linden (GO)
5.000%, 07/12/24	1,000	1,013,868
County of Atlantic (GO)
3.000%, 03/15/24	1,160	1,156,756
County of Bergen (GO)
4.000%, 10/19/23	10,105	10,116,872
County of Camden (GO) Series A
4.500%, 05/22/24	9,000	9,072,004
County of Mercer (GO)
4.000%, 02/01/25	665	672,943
County of Monmouth (GO)
5.000%, 07/15/24	2,105	2,142,283
County of Monmouth (GO) Series B
5.000%, 01/15/24	3,610	3,639,455
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
County of Union NJ (GO)
3.000%, 03/01/24	3,895	$3,886,316
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	270,676
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	5,250	5,275,944
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	3,090	3,089,838
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	654,701
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	366,075
5.000%, 07/01/26	670	704,396
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,081,515
State of New Jersey (GO) Series A
5.000%, 06/01/25	7,585	7,827,776
Town of Dover (GO)
5.000%, 01/24/24	7,000	7,056,850
Township of Hamilton/Mercer County (GO)
5.000%, 02/13/24	9,000	9,075,965
Township of Livingston (GO)
5.000%, 12/12/23	10,000	10,058,453
Township of Mahwah (GO)
5.000%, 05/31/24	3,500	3,541,644
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,013,803
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	11,095	11,132,607

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Toms River (GO)
5.000%, 07/26/24	5,530	$5,607,585
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,528,912
Township of West Orange (GO) Series A
5.000%, 11/09/23	11,025	11,066,997
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,073,690
TOTAL NEW JERSEY		141,799,959
NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,030,162
NEW YORK — (9.5%)
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	4,070	4,113,647
City of Auburn (GO)
3.500%, 08/16/23	7,000	7,000,101
City of New York (GO) Series A
5.000%, 08/01/25	930	965,027
City of New York (GO) Series C
5.000%, 08/01/29	680	696,884
City of New York (GO) Series H
5.000%, 08/01/27	1,850	1,852,222
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,175,735
City of New York (GO) Series J
5.000%, 08/01/25	520	520,539
City of Rochester (GO)
4.000%, 08/02/23	12,000	12,000,157
City of Rochester (GO) Series II_WWW
4.500%, 08/01/24	16,000	16,154,301
City of White Plains (GO) Series B
5.000%, 02/15/24	685	691,446
County of Genesee (GO) (BAM)
3.000%, 03/15/24	500	498,879
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	675	$680,892
County of Suffolk (GO) (BAM) Series D
5.000%, 10/15/23	2,620	2,628,672
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	1,300	1,304,500
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	410,282
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	700	724,129
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,398,549
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,035	2,072,344
5.000%, 11/15/25	2,000	2,067,300
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	310	319,020
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,280	3,312,535
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	20,211,916
New York State Thruway Authority (RB) Series A
5.000%, 03/15/24	16,235	16,407,023
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	306,923
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	3,960	4,001,960
5.000%, 03/15/25	6,225	6,406,135
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	2,000	2,018,605
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	750	766,612

DFA Short-Term Municipal Bond Portfolio
CONTINUED
		Face Amount	Value†
		(000)
NEW YORK — (Continued)
	Town of Carmel (GO)
	3.000%, 09/29/23	4,000	$3,998,113
	Town of Grand Island (GO)
	4.000%, 10/06/23	8,000	8,008,570
	Town of Oyster Bay (GO)
	5.000%, 03/08/24	3,000	3,031,028
	Town of Wallkill (GO)
	5.000%, 07/25/24	4,470	4,528,289
	Village of Garden City (GO)
	4.000%, 02/16/24	17,000	17,079,414
	Wappingers Central School District (GO) (ST AID WITHHLDG)
	4.500%, 08/10/23	7,000	7,000,858
Δ	0.000%, 08/09/24	1,750	1,766,877
	TOTAL NEW YORK		161,119,484
NORTH CAROLINA — (3.5%)
	City of Raleigh Combined Enterprise System Revenue (RB)
	5.000%, 03/01/24	425	429,140
	5.000%, 09/01/24	630	641,592
	County of Gaston (GO)
	4.000%, 05/01/25	15,000	15,148,990
	County of Guilford (GO)
	5.000%, 03/01/24	1,175	1,186,649
	County of Guilford (GO) Series A
	5.000%, 03/01/24	1,610	1,626,054
	County of Guilford (GO) Series B
	4.000%, 03/01/24	2,500	2,510,678
	County of Wake (GO) Series A
	5.000%, 02/01/24	8,350	8,422,762
	5.000%, 03/01/24	1,010	1,020,304
	County of Wake (GO) Series B
	5.000%, 02/01/24	4,410	4,448,429
	North Carolina Turnpike Authority (RB) Series B
	5.000%, 02/01/24	16,310	16,427,200
	State of North Carolina (GO) Series A
	5.000%, 06/01/24	6,590	6,689,747
	TOTAL NORTH CAROLINA		58,551,545
OHIO — (1.6%)
	Akron Bath Copley Joint Township Hospital District (RB) Series A
	5.000%, 11/15/24	430	438,054
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
5.000%, 08/15/24	1,040	$1,058,955
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,101,489
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,022,980
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,918,087
State of Ohio (GO) Series A
5.000%, 12/15/23	2,000	2,012,728
5.000%, 06/15/24	1,500	1,523,321
5.000%, 03/15/30	995	1,004,747
State of Ohio (GO) Series B
5.000%, 09/15/23	9,850	9,869,572
State of Ohio (GO) Series C
5.000%, 08/01/23	1,110	1,110,000
5.000%, 09/15/23	2,330	2,334,630
5.000%, 11/01/23	1,485	1,491,217
State of Ohio (GO) Series X
5.000%, 05/01/24	500	506,548
TOTAL OHIO		26,392,328
OKLAHOMA — (0.4%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,542,710
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,582,197
TOTAL OKLAHOMA		6,124,907
OREGON — (1.0%)
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,034,701
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	408,309

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	415	$436,779
Portland Community College District (GO)
5.000%, 06/15/24	1,750	1,777,056
State of Oregon (GO) Series A
5.000%, 05/01/24	855	865,880
¤ 5.000%, 05/01/33 (Pre-refunded @ $100, 5/1/24)	1,560	1,579,967
State of Oregon (GO) Series C
5.000%, 06/01/24	1,785	1,810,988
State of Oregon (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,157,228
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,004,828
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,250	2,283,707
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,300	1,318,195
TOTAL OREGON		16,677,638
PENNSYLVANIA — (5.7%)
Allegheny County Hospital Dev. Authority (RB) Series A
5.000%, 07/15/26	1,200	1,255,725
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	335	344,758
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	338,692
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	$4,000,000
5.000%, 05/01/25	370	380,230
5.000%, 08/01/25	4,275	4,418,372
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 1/15/24)	8,820	8,884,994
City of Philadelphia (GO) Series B
5.000%, 02/01/26	710	741,308
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,025	15,256,348
Commonwealth of Pennsylvania (GO)
5.000%, 02/01/27	4,455	4,668,939
County of Lebanon (GO) (AGM)
4.000%, 10/15/24	250	252,065
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,375,863
Lehigh County Authority (RB)
4.000%, 11/01/23	1,435	1,437,339
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	590	594,391
Montgomery County Higher Education & Health Authority (RB) Series B
5.000%, 05/01/24	475	478,938
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/33	60	60,974
Pennsylvania Turnpike Commission (RB) Series B-1
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,500	27,672,615
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	15,755	15,833,255

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny County (RB) (AGM) Series A
4.000%, 02/01/24	1,425	$1,427,998
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	6,505,573
TOTAL PENNSYLVANIA		96,928,377
RHODE ISLAND — (0.0%)
State of Rhode Island (GO) Series E
5.000%, 08/01/23	745	745,000
SOUTH CAROLINA — (0.6%)
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	1,265	1,267,207
5.000%, 01/01/30	1,010	1,029,701
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	229,836
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/23	250	251,002
5.000%, 12/01/24	1,590	1,618,416
5.000%, 12/01/26	4,325	4,392,346
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	330	331,322
State of South Carolina (GO) Series A
5.000%, 04/01/24	1,575	1,593,442
TOTAL SOUTH CAROLINA		10,713,272
TENNESSEE — (0.9%)
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,363,154
County of Knox (GO)
5.000%, 06/01/24	1,500	1,522,209
County of Sumner (GO) Series A
5.000%, 12/01/23	2,500	2,513,412
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB)
5.000%, 07/01/30	100	$104,943
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,000	8,211,945
State of Tennessee (GO) Series A
5.000%, 11/01/23	1,100	1,104,632
TOTAL TENNESSEE		15,820,295
TEXAS — (21.0%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,915	1,932,612
5.000%, 08/15/24	800	814,663
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,270,234
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,760	1,775,625
Angleton Independent School District (GO)
5.000%, 08/15/23	3,940	3,942,055
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,375	1,387,206
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,079,898
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/23	2,500	2,500,000
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,020	2,090,241
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/24	100	100,593
5.000%, 01/01/25	135	137,958

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Allen (GO)
5.000%, 08/15/23	1,015	$1,015,601
City of Arlington (GO) Series A
5.000%, 08/15/24	2,575	2,620,086
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	3,655	3,659,241
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	245	252,643
5.000%, 07/01/26	860	902,926
City of Cedar Park (GO)
5.000%, 02/15/24	355	358,227
5.000%, 02/15/25	520	534,380
City of College Station (GO)
5.000%, 02/15/24	1,060	1,069,636
5.000%, 02/15/25	1,080	1,109,866
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,135,706
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,321,920
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,185,531
City of Denton (GO)
5.000%, 02/15/24	7,300	7,366,748
5.000%, 02/15/25	995	1,022,063
City of El Paso Water & Sewer Revenue (RB)
¤ 5.000%, 03/01/31	1,905	1,922,678
City of Fort Worth (GO)
5.000%, 03/01/24	3,085	3,113,628
City of Garland (GO)
5.000%, 02/15/24	1,990	2,008,090
City of Houston (GO) Series A
5.000%, 03/01/24	5,050	5,098,027
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	2,025	2,031,677
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,009,892
City of Irving (GO)
2.000%, 09/15/23	1,250	1,246,901
5.000%, 09/15/24	950	968,041
City of Kyle (GO) (AGM)
5.000%, 08/15/23	1,725	1,725,938
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Lewisville (GO)
5.000%, 02/15/24	450	$454,139
City of McKinney (GO)
5.000%, 08/15/24	5,355	5,454,250
City of Pflugerville (GO)
5.000%, 08/01/23	1,250	1,250,000
City of San Antonio (GO)
5.000%, 08/01/23	1,875	1,875,000
City of Temple (GO) Series A
5.000%, 08/01/23	305	305,000
5.000%, 08/01/24	100	101,663
5.000%, 08/01/25	115	118,902
5.000%, 08/01/26	100	105,492
City of Temple (GO) Series B
5.000%, 08/01/25	100	103,393
5.000%, 08/01/26	160	168,788
City of Waco (GO)
5.000%, 02/01/24	3,625	3,655,157
Clear Lake City Water Authority (GO) Series A
5.000%, 03/01/25	200	205,419
Clear Lake City Water Authority (GO) Series C
5.000%, 03/01/26	250	260,133
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	430,792
5.000%, 08/15/25	440	453,159
Conroe Independent School District (GO) (PSF-GTD) Series 2022
5.000%, 02/15/24	3,350	3,381,523
County of Fort Bend (GO)
5.000%, 03/01/24	2,250	2,271,692
County of Harris (GO) Series A
5.000%, 10/01/23	1,420	1,423,658
5.000%, 10/01/24	680	693,611
County of Harris (GO) Series D
5.000%, 10/01/23	2,700	2,706,956
County of San Patricio (GO)
5.000%, 04/01/24	130	131,325
5.000%, 04/01/25	200	205,337
County of Tarrant (GO)
5.000%, 07/15/24	315	320,312
5.000%, 07/15/25	445	460,658
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	191,737
5.000%, 02/15/25	190	195,283

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,545	$1,610,542
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,481,417
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	364,162
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,020,319
5.000%, 11/01/25	1,880	1,953,927
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	800	816,256
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	702,308
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,743,845
Dallas Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/24	11,365	11,472,548
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	386,592
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,250	1,250,698
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	975	992,271
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	980	997,360
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,020	3,047,614
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/24)	5,105	5,148,530
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	5,510	$5,556,984
Fort Worth Independent School District (GO)
5.000%, 02/15/30	1,730	1,744,752
5.000%, 02/15/31	1,800	1,815,349
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	353,144
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	960	967,655
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,875	1,890,880
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,013,336
Grand Parkway Transportation Corp. (RB) Series B
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/1/23)	9,105	9,132,731
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	300	306,583
5.000%, 05/15/27	800	844,320
Harris County Flood Control District (GO) Series A
4.000%, 10/01/23	2,040	2,042,204
5.000%, 10/01/23	3,645	3,654,815
Hays Consolidated Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,420	1,432,486
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,115,656
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	183,099
5.000%, 08/01/25	125	129,462
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	196,762

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/25	220	$225,950
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,215	1,230,933
5.000%, 05/15/25	275	283,711
5.000%, 05/15/26	1,770	1,854,568
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	1,475	1,494,343
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/24	1,355	1,371,186
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,016,304
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,055	2,128,355
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	908,457
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,407,219
5.000%, 01/01/26	6,850	6,890,087
5.000%, 01/01/27	1,435	1,444,048
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	5,903,253
5.000%, 08/01/24	620	630,430
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	15,000	15,008,934
¤ 4.000%, 02/15/32 (Pre-refunded @ $100, 2/15/24)	1,650	1,655,817
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,715,635
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,835	1,851,290
5.000%, 02/15/25	635	652,175
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,855	$1,872,060
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,415	1,440,790
State of Texas (GO)
5.000%, 10/01/23	5,120	5,134,042
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	13,990	14,143,666
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	10,450	10,564,783
State of Texas (GO) Series A
5.000%, 10/01/23	10,760	10,789,509
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,170	10,360,704
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,660	1,691,128
State of Texas (GO) Series B
5.000%, 08/01/24	2,135	2,173,444
State of Texas (GO) Series C
5.000%, 08/01/24	680	692,245
Tarrant County College District (GO)
5.000%, 08/15/23	2,225	2,226,177
5.000%, 08/15/24	1,370	1,393,146
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	325	339,746
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	5,570	5,621,688
¤ 5.000%, 03/01/41 (Pre-refunded @ $100, 3/1/24)	15,000	15,139,197
¤ 5.000%, 03/01/46 (Pre-refunded @ $100, 3/1/24)	2,570	2,593,849

DFA Short-Term Municipal Bond Portfolio
CONTINUED
		Face Amount	Value†
		(000)
TEXAS — (Continued)
Texas State Technical College (RB) (AGM) Series A
	5.000%, 08/01/23	1,410	$1,410,000
Texas Transportation Commission State Highway Fund (RB) Series A
¤	5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,310	3,345,267
¤	5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,300	6,367,124
¤	5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	5,250	5,305,937
Timber Lane Utility District (GO) (AGM) Series A
	4.000%, 08/01/25	555	561,140
Town of Prosper (GO)
	5.000%, 02/15/24	225	226,962
Trinity River Authority Central Regional Wastewater System Revenue (RB)
	5.000%, 08/01/23	1,145	1,145,000
	5.000%, 08/01/24	405	411,893
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
	5.000%, 02/01/25	660	677,849
United Independent School District (GO) (PSF-GTD)
¤	5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	3,255	3,308,819
¤	5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/24)	4,465	4,538,826
Waco Independent School District (GO) (PSF-GTD)
	5.000%, 08/15/25	250	258,622
	5.000%, 08/15/26	100	105,545
¤	4.000%, 08/15/30 (Pre-refunded @ $100, 8/15/24)	2,000	2,011,860
¤	4.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	3,890	3,913,068
¤	4.000%, 08/15/33 (Pre-refunded @ $100, 8/15/24)	6,125	6,161,322
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,670	$2,685,834
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,008,878
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	717,525
6.500%, 08/15/26	280	306,930
TOTAL TEXAS		354,319,787
UTAH — (0.1%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,285	1,319,751
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/23	1,100	1,103,017
TOTAL UTAH		2,422,768
VIRGINIA — (1.4%)
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	165	166,910
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/23	4,475	4,481,184
County of Fairfax (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	13,649,508
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/23	3,745	3,748,985
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,017,908
TOTAL VIRGINIA		23,064,495
WASHINGTON — (4.2%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,250	1,269,473

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/23	1,115	$1,116,513
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,430	2,454,791
City of Seattle Water System Revenue (RB)
5.000%, 08/01/23	1,695	1,695,000
City of Tacoma (GO)
5.000%, 12/01/23	1,595	1,603,609
County of King (GO) Series A
5.000%, 12/01/23	2,570	2,584,128
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,325	1,359,017
Energy Northwest (RB)
5.000%, 07/01/26	500	515,974
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	938,843
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,115	3,135,303
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/23	1,500	1,508,395
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,244,270
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,889,419
State of Washington (COP) Series A
5.000%, 01/01/24	3,735	3,759,630
State of Washington (GO) Series C
5.000%, 08/01/23	7,600	7,600,000
5.000%, 02/01/24	14,650	14,766,819
State of Washington (GO) Series RD
5.000%, 08/01/23	5,000	5,000,000
5.000%, 08/01/24	370	376,298
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	100	$103,576
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	8,325	8,371,593
TOTAL WASHINGTON		70,292,651
WISCONSIN — (1.7%)
City of Madison (GO) Series A
5.000%, 10/01/23	1,780	1,784,586
City of Madison (GO) Series C
5.000%, 10/01/23	845	847,177
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,592,463
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,091,480
5.000%, 04/01/27	1,060	1,117,098
City of Waukesha (GO) Series C
5.000%, 10/01/23	210	210,510
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	986,935
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	1,600	1,613,559
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,402,476
5.000%, 07/01/26	1,275	1,338,278
State of Wisconsin (GO) Series A
5.000%, 05/01/24	1,125	1,139,399
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,025	2,090,393
State of Wisconsin (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,025	2,050,168

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	9,000	$9,115,195
TOTAL WISCONSIN		29,379,717
TOTAL MUNICIPAL BONDS (Cost $1,670,865,570)		1,658,830,018

	Shares	Value†
INVESTMENT COMPANIES — (1.8%)
BlackRock Liquidity Funds MuniCash (Cost $30,708,879)	30,708,549	$30,708,549
TOTAL INVESTMENTS — (100.0%)
(Cost $1,701,574,449)^^		$1,689,538,567

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,658,830,018	—	$1,658,830,018
Investment Companies	$30,708,549	—	—	30,708,549
TOTAL	$30,708,549	$1,658,830,018	—	$1,689,538,567

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	$629,786
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	810	900,111
4.000%, 03/01/33	1,230	1,274,152
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	650	700,985
State of Alabama (GO) Series C
5.000%, 08/01/24	3,000	3,052,540
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,305,953
TOTAL ALABAMA		7,863,527
ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	329,132
Municipality of Anchorage (GO) Series B
5.000%, 09/01/23	200	200,250
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,816,171
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	217,014
TOTAL ALASKA		3,562,567
ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,880	2,047,835
City of Tucson (GO) Series A
5.000%, 07/01/24	700	711,476
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	$1,035,716
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	272,232
5.000%, 07/01/29	500	553,356
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	253,985
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,134,998
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,303,279
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,273,931
TOTAL ARIZONA		11,586,808
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,273,806
County of Pulaski (RB)
5.000%, 03/01/37	500	551,735
TOTAL ARKANSAS		2,825,541
CALIFORNIA — (1.7%)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	826,766
State of California (GO)
5.000%, 08/01/25	2,765	2,871,863
5.000%, 08/01/26	4,750	5,040,281
3.500%, 08/01/27	800	819,847
5.000%, 11/01/27	5,610	6,122,678
5.000%, 04/01/29	2,000	2,253,383
5.000%, 10/01/31	1,885	2,224,473

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 10/01/36	2,410	$2,501,251
State of California (GO) Series B
5.000%, 09/01/25	2,000	2,081,349
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	510,270
TOTAL CALIFORNIA		25,252,161
COLORADO — (1.3%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	866,848
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,206,140
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,096,706
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,397,075
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,134
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	343,598
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,185	1,301,016
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	890,679
TOTAL COLORADO		19,134,196
CONNECTICUT — (1.2%)
City of Bristol (GO)
5.000%, 03/15/29	830	934,274
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,066,323
5.000%, 08/01/29	1,000	1,075,975
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of Waterbury (GO)
5.000%, 08/01/29	625	$705,172
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,500,749
State of Connecticut (GO) Series A
4.000%, 01/15/28	2,175	2,281,542
5.000%, 10/15/29	715	761,122
4.000%, 01/15/34	7,000	7,495,525
Town of Greenwich (GO) Series A
5.000%, 01/15/25	1,425	1,463,920
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	1,011,877
TOTAL CONNECTICUT		18,296,479
DELAWARE — (0.4%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	46,531
State of Delaware (GO)
5.000%, 02/01/29	5,010	5,605,728
State of Delaware (GO) Series B
5.000%, 07/01/24	470	477,705
TOTAL DELAWARE		6,129,964
DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,506,987
5.000%, 06/01/25	1,500	1,549,635
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	4,648,903
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,525	3,718,045
5.000%, 07/01/27	8,230	8,827,219
TOTAL DISTRICT OF COLUMBIA		20,250,789
FLORIDA — (5.9%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,803,059
Bay County School Board (COP) Series A
5.000%, 07/01/28	555	607,539

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	$2,574,719
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,215,257
4.000%, 07/01/35	1,750	1,856,360
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,531,590
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,336,816
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,258,374
4.000%, 09/01/38	5,000	5,005,957
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,079,156
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,373,938
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,606,885
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,061,432
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,650,267
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,033,830
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,403,821
5.000%, 11/15/29	1,060	1,149,353
5.000%, 11/15/30	1,220	1,333,902
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,985,675
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	520,327
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	$1,229,005
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	737,067
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	410	477,388
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	109,890
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/37	3,000	3,337,075
Pasco County School Board (COP) (AGM) Series B
5.000%, 08/01/36	1,985	2,229,448
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,106,814
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	171,511
School District of Broward County (COP) Series A
5.000%, 07/01/27	650	698,411
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,070,352
5.000%, 07/01/35	8,000	9,163,361
State of Florida (GO) Series A
5.000%, 06/01/24	1,400	1,419,575
5.000%, 07/01/24	5,000	5,079,704
5.000%, 06/01/25	6,500	6,719,778
State of Florida (GO) Series C
5.000%, 06/01/27	2,025	2,187,948
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	7,109,481
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	2,960,267
TOTAL FLORIDA		89,195,332
GEORGIA — (2.7%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,088,974

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
County of DeKalb Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	$2,896,292
County of Henry (GO)
5.000%, 05/01/24	1,200	1,215,894
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	771,986
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,035,687
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	271,772
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	140,727
5.000%, 10/01/29	265	289,823
5.000%, 10/01/30	285	315,381
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,510,985
State of Georgia (GO) Series A
5.000%, 07/01/26	1,340	1,419,150
5.000%, 07/01/27	6,090	6,597,479
State of Georgia (GO) Series C
4.000%, 07/01/29	1,000	1,074,232
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,754,007
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,292,422
State of Georgia (GO) Series F
5.000%, 07/01/26	5,335	5,650,123
TOTAL GEORGIA		40,324,934
HAWAII — (1.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	200,532
5.000%, 10/01/24	2,045	2,086,640
5.000%, 10/01/25	1,925	2,003,170
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	685,760
5.000%, 07/01/25	845	874,542
	Face Amount	Value†
	(000)
HAWAII — (Continued)
County of Maui (GO)
5.000%, 03/01/24	880	$888,978
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,500	1,530,025
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,706,597
State of Hawaii (GO) Series FT
5.000%, 01/01/25	1,805	1,849,576
5.000%, 01/01/27	10,060	10,747,085
TOTAL HAWAII		22,572,905
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	275	295,720
ILLINOIS — (2.8%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,973,382
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	785	795,010
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	130	137,440
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	78,194
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,350,910
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,044,646
5.000%, 12/01/25	1,180	1,232,224
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,107,676
County of Cook (GO) Series A
5.000%, 11/15/29	1,000	1,106,887
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,100,053

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	260	$289,203
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,820,304
5.000%, 08/15/34	2,380	2,679,121
5.000%, 08/15/35	2,220	2,477,131
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,578,169
4.000%, 02/15/33	2,805	2,848,320
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	922,646
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,535,704
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,369,287
University of Illinois (RB) Series A
5.000%, 04/01/30	640	720,696
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	439,187
5.000%, 01/01/27	630	662,336
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	568,359
TOTAL ILLINOIS		41,836,885
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,775,635
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	400,775
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,624,109
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/27	1,495	1,590,652
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	$530,965
TOTAL INDIANA		9,922,136
IOWA — (0.5%)
Cedar Falls Community School District (GO) (AGM) Series A
4.000%, 06/01/29	1,470	1,551,870
4.000%, 06/01/30	1,090	1,158,994
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,118,574
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,101,409
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,178,293
TOTAL IOWA		8,109,140
KANSAS — (0.5%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,467,950
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,207,949
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,997,235
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	2,000	2,002,583
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,619,676
TOTAL KANSAS		8,295,393
KENTUCKY — (1.0%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	393,709
5.000%, 04/01/36	1,520	1,693,547
5.000%, 04/01/37	1,600	1,765,676

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	$1,133,721
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,600	1,694,792
5.000%, 08/01/31	920	946,361
5.000%, 04/01/33	3,500	3,690,957
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	710,275
5.000%, 06/01/30	550	616,001
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	159,197
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,540	2,670,450
TOTAL KENTUCKY		15,474,686
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	419,894
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,067,814
City of New Orleans (GO) Series
5.000%, 12/01/27	2,020	2,176,938
5.000%, 12/01/33	1,195	1,328,799
5.000%, 12/01/34	2,370	2,624,134
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,125,306
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	370,004
4.000%, 03/01/30	400	422,290
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	447,729
TOTAL LOUISIANA		9,982,908
	Face Amount	Value†
	(000)
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	$538,310
5.000%, 07/01/29	480	525,234
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,159,425
TOTAL MAINE		3,222,969
MARYLAND — (7.5%)
City of Baltimore (GO) Series
5.000%, 10/15/30	1,825	2,094,791
County of Anne Arundel (GO)
5.000%, 10/01/24	4,575	4,671,319
5.000%, 10/01/29	6,560	7,440,366
County of Baltimore (GO)
3.000%, 11/01/24	1,000	998,039
5.000%, 03/01/27	5,075	5,446,915
5.000%, 11/01/27	2,175	2,369,204
5.000%, 03/01/28	4,000	4,388,903
County of Baltimore (GO) Series B
5.000%, 08/01/24	5,800	5,902,149
County of Frederick (GO) Series A
5.000%, 08/01/27	4,725	5,120,019
County of Harford (GO)
4.000%, 10/01/24	2,650	2,676,062
County of Harford (GO) Series A
5.000%, 10/01/29	1,680	1,905,460
County of Harford (GO) Series B
5.000%, 01/15/29	1,515	1,693,563
County of Howard (GO) Series A
5.000%, 02/15/25	3,900	4,011,399
5.000%, 02/15/28	1,220	1,337,353
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,500	2,723,223
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,822,590
County of Montgomery PA (GO) Series C
5.000%, 10/01/27	8,500	9,242,355
County of Prince George's (GO) Series A
5.000%, 07/15/25	10,000	10,371,115
4.000%, 07/01/26	2,000	2,059,792
3.000%, 09/15/27	10,950	10,929,653

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	$2,626,934
5.000%, 08/01/27	5,010	5,424,293
State of Maryland (GO) Series B
5.000%, 08/01/27	6,020	6,517,814
5.000%, 08/01/28	4,130	4,569,191
TOTAL MARYLAND		114,342,502
MASSACHUSETTS — (3.2%)
City of Boston (GO) Series C
5.000%, 03/01/28	6,800	7,488,850
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	903,411
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,523,968
5.000%, 06/15/25	1,565	1,621,775
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	150,000
Commonwealth of Massachusetts (GO)
5.000%, 05/01/38	280	319,756
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,750	6,360,911
4.000%, 02/01/39	1,000	1,014,661
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,106,187
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	974,061
5.000%, 11/01/27	9,010	9,844,748
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,782,180
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,086,296
Massachusetts Development Finance Agency (RB)
5.000%, 07/01/37	2,680	2,841,451
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	$183,849
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,121,429
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,027,350
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,457,943
TOTAL MASSACHUSETTS		47,808,826
MICHIGAN — (0.8%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,206,525
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,703,808
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	985	1,080,807
Oakland University (RB) Series A
5.000%, 03/01/29	695	761,220
5.000%, 03/01/30	805	895,567
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/30	225	256,233
Romeo Community School District (GO) (Q-SBLF) Series A
5.000%, 05/01/29	270	301,385
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,449,775
State of Michigan (GO) Series A
5.000%, 05/01/25	2,000	2,063,551
TOTAL MICHIGAN		11,718,871
MINNESOTA — (2.0%)
County of Hennepin (GO) Series C
5.000%, 12/01/26	4,070	4,350,701
5.000%, 12/01/27	5,800	6,341,713
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,699,182

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series A
5.000%, 03/01/26	700	$735,990
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	701,188
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,128,194
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,192,863
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,000	5,423,320
5.000%, 08/01/28	6,200	6,874,611
State of Minnesota (GO) Series D
5.000%, 08/01/24	500	509,003
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	357,768
TOTAL MINNESOTA		30,314,533
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,220	9,987,458
MISSOURI — (1.2%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,293,953
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,209,685
5.000%, 02/01/37	400	458,014
City of Kansas City (RB) Series C
5.000%, 09/01/29	2,000	2,209,194
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	675	736,889
City of Wentzville (COP)
5.000%, 11/01/32	600	632,079
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) Series B
5.000%, 03/01/24	2,100	$2,121,061
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,515,044
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,385	1,513,442
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,095,553
TOTAL MISSOURI		17,784,914
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	404,590
NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	754,155
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,461,484
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	661,635
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	45,799
TOTAL NEBRASKA		3,923,073
NEVADA — (1.4%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,184,517
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,792,868
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	510,377
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,172,815

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	$3,123,900
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	799,346
5.000%, 07/01/28	2,590	2,828,982
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,860,127
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,870	2,058,600
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,738,274
TOTAL NEVADA		21,069,806
NEW HAMPSHIRE — (0.4%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,530,053
State of New Hampshire (GO) Series A
5.000%, 12/01/24	2,835	2,906,866
5.000%, 02/15/37	1,455	1,690,636
TOTAL NEW HAMPSHIRE		6,127,555
NEW JERSEY — (1.9%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,931,675
3.000%, 02/01/27	3,035	3,020,695
3.000%, 02/01/28	4,560	4,534,451
County of Monmouth (GO)
5.000%, 01/15/24	970	977,914
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,066,550
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	830,151
5.000%, 06/15/35	3,300	3,693,098
Princeton (GO)
2.000%, 12/15/24	1,790	1,747,078
State of New Jersey (GO) Series A
5.000%, 06/01/28	6,000	6,556,835
5.000%, 06/01/29	500	557,047
4.000%, 06/01/31	2,365	2,521,606
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Montville (GO)
3.000%, 10/01/25	505	$504,204
TOTAL NEW JERSEY		28,941,304
NEW MEXICO — (0.6%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG)
5.000%, 08/01/37	500	552,348
City of Albuquerque (GO) Series A
5.000%, 07/01/24	2,800	2,844,634
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,053,335
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,032,070
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,158,942
TOTAL NEW MEXICO		8,641,329
NEW YORK — (4.7%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	3,928,744
5.000%, 08/01/26	7,015	7,425,058
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,000,000
5.000%, 08/01/26	2,500	2,646,136
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	509,318
Dutchess County Local Development Corp. (RB) Series B
5.000%, 07/01/28	205	214,825
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,002,447
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,847,326
5.000%, 03/01/30	1,275	1,414,440

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	4,055	$4,174,782
5.000%, 03/15/28	1,050	1,146,862
5.000%, 07/01/34	440	451,575
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	4,948,303
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,376,131
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,950	2,979,081
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,491,748
5.000%, 03/15/28	2,520	2,755,896
5.000%, 03/15/29	1,000	1,114,551
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	5,000	5,592,072
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,540,097
5.000%, 03/15/27	5,880	6,321,603
Town of Huntington (GO)
2.000%, 12/01/23	100	99,347
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	186,263
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	567,799
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,312,571
TOTAL NEW YORK		71,046,975
NORTH CAROLINA — (3.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,799,866
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,826,005
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	175,251
County of Guilford (GO)
5.000%, 03/01/24	2,300	2,322,801
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Guilford (GO) Series A
5.000%, 03/01/29	1,995	$2,241,564
County of Guilford (GO) Series B
5.000%, 05/01/24	2,500	2,532,370
County of Mecklenburg (GO)
5.000%, 03/01/25	2,000	2,060,122
County of Wake (GO)
5.000%, 04/01/25	2,000	2,062,551
County of Wake (GO) Series A
5.000%, 03/01/28	2,000	2,198,976
County of Wake (GO) Series B
5.000%, 03/01/25	5,000	5,147,179
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,523,587
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,622,023
State of North Carolina (RB)
5.000%, 03/01/25	2,815	2,891,276
5.000%, 03/01/33	50	55,423
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,050	5,585,811
State of North Carolina (GO) Series B
5.000%, 06/01/25	14,545	15,057,837
TOTAL NORTH CAROLINA		53,102,642
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,386,677
OHIO — (3.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	277,174
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	253,955
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,045,937

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	$4,505,506
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,265	1,316,047
City of Columbus (GO) Series E
4.000%, 04/01/27	8,865	9,222,731
County of Butler (RB)
4.000%, 11/15/35	1,000	912,430
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,492,670
4.000%, 08/01/39	1,400	1,372,976
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,387,207
State of Ohio (GO) Series A
5.000%, 06/15/24	800	812,438
5.000%, 09/01/25	5,635	5,853,787
5.000%, 08/01/27	7,060	7,635,480
State of Ohio (GO) Series B
5.000%, 08/01/24	970	987,467
5.000%, 09/01/24	2,665	2,717,171
5.000%, 09/01/27	625	677,119
5.000%, 09/15/27	1,500	1,626,424
State of Ohio (GO) Series U
5.000%, 05/01/28	4,360	4,791,097
State of Ohio (GO) Series W
4.000%, 05/01/24	785	789,538
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,467,526
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,026,867
TOTAL OHIO		53,171,547
OKLAHOMA — (1.4%)
City of Tulsa (GO)
5.000%, 03/01/24	7,500	7,574,353
5.000%, 03/01/26	6,250	6,553,861
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,679,974
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,711,396
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	$1,458,822
Oklahoma County Independent School District No. 12 Edmond (GO) Series G
4.000%, 03/01/27	740	766,138
TOTAL OKLAHOMA		21,744,544
OREGON — (2.6%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	671,316
City of Portland (GO) Series A
5.000%, 06/15/24	400	406,219
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,648,272
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,608,754
City of Salem (GO)
5.000%, 06/01/25	530	547,825
County of Washington (GO)
5.000%, 03/01/24	2,400	2,424,485
5.000%, 03/01/25	3,100	3,189,799
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,050,490
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,460,497
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,240,433
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,505,961
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,345,938
State of Oregon (GO) Series H
5.000%, 05/01/25	2,420	2,499,402

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	$153,503
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,767,436
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,420	2,609,735
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,000	1,013,996
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,060,042
5.000%, 06/01/25	1,395	1,441,916
TOTAL OREGON		39,646,019
PENNSYLVANIA — (1.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,587,894
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	597,921
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	235,172
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,200	1,329,385
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	156,594
County of Lehigh (RB)
5.000%, 07/01/29	875	957,458
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,449,690
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Montgomery PA (GO)
5.000%, 07/01/29	3,000	$3,403,548
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	726,766
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	431,688
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,280	2,370,718
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	207,115
5.000%, 03/01/25	540	556,064
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,495	3,674,528
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,886,630
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	349,135
Sports & Exhibition Authority of Pittsburgh & Allegheny County (RB) (AGM) Series A
5.000%, 02/01/33	1,700	1,940,912
TOTAL PENNSYLVANIA		24,861,218
RHODE ISLAND — (0.3%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	984,367
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,568,275
TOTAL RHODE ISLAND		4,552,642
SOUTH CAROLINA — (2.6%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,204,819
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,146,252

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
County of Charleston (GO) Series A
5.000%, 11/01/27	4,655	$5,080,404
5.000%, 11/01/29	8,145	9,277,848
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,115,908
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	992,475
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,470,977
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	5,765	6,049,508
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,014,717
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,223,543
5.000%, 03/01/38	4,000	4,521,922
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,869,189
TOTAL SOUTH CAROLINA		38,967,562
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,207,024
TENNESSEE — (3.9%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,649,301
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,003,913
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,740,009
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,159,281
County of Knox (GO)
5.000%, 04/01/24	2,000	2,023,419
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
5.000%, 06/01/29	1,750	$1,965,654
County of Sumner (GO)
5.000%, 06/01/24	720	730,364
5.000%, 06/01/25	1,750	1,810,436
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	6,078,883
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,535	3,822,743
Metropolitan Government of Nashville & Davidson County (GO) Series
5.000%, 01/01/30	970	1,100,516
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 07/01/28	10,000	10,548,285
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,061,790
State of Tennessee (GO) Series A
5.000%, 09/01/24	4,075	4,154,774
5.000%, 02/01/27	7,720	8,286,507
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,038,254
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,128,584
TOTAL TENNESSEE		59,302,713
TEXAS — (17.5%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,018,329
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,881,354
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,008,931

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	$1,484,302
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	611,017
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	763,135
5.000%, 08/01/25	250	258,924
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,882,771
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,203,394
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,148,315
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,593,228
5.000%, 08/15/26	1,540	1,631,819
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,132,730
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,015,620
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,009,410
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,020	1,083,246
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,473,794
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,852,746
4.000%, 02/15/24	1,555	1,561,519
2.000%, 02/15/25	5,015	4,894,292
4.000%, 02/15/25	1,620	1,642,153
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,622,927
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/37	1,995	$2,289,270
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,241,072
City of Austin (GO)
5.000%, 09/01/24	1,215	1,238,113
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	1,009,726
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	575	635,048
5.000%, 07/01/30	1,040	1,163,577
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,866,941
City of Cedar Park (GO)
5.000%, 02/15/29	500	557,187
City of Celina (GO)
4.125%, 09/01/24	2,325	2,344,881
5.000%, 09/01/31	405	465,510
5.000%, 09/01/32	435	505,666
City of College Station (GO)
5.000%, 02/15/29	330	365,598
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	626,708
City of Dallas Waterworks & Sewer System Revenue (RB) Series
4.000%, 10/01/34	2,060	2,196,115
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	693,220
5.000%, 10/01/25	1,000	1,036,353
City of Denton (GO)
3.000%, 02/15/24	3,615	3,607,425
4.000%, 02/15/25	3,790	3,836,705
5.000%, 02/15/29	2,150	2,384,251
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,691,985
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,683,609
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,139,377
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	4,037,639
5.000%, 02/15/25	9,470	9,731,879

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Garland (GO)
5.000%, 02/15/25	2,030	$2,087,060
City of Houston (GO) Series A
5.000%, 03/01/25	500	513,782
City of Irving (GO)
5.000%, 09/15/28	1,845	2,024,100
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,429,057
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,113,588
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,995,113
City of Pflugerville (GO)
5.000%, 08/01/37	425	480,092
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,834,742
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	508,313
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,233,828
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	388,444
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	754,319
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,368,853
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	330,065
4.000%, 08/15/24	410	412,994
Corpus Christi Independent School District (GO)
5.000%, 08/15/37	2,000	2,266,374
County of Bexar (RB)
5.000%, 08/15/27	680	726,116
County of Collin (GO)
5.000%, 02/15/38	415	472,851
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,020,017
5.000%, 10/01/29	1,940	2,181,548
County of San Patricio (GO)
5.000%, 04/01/29	150	165,673
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	885	984,299
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	$837,313
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	509,113
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,017,714
5.000%, 08/15/37	250	282,879
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	620,126
4.000%, 08/15/24	500	503,804
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,035,838
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	480,543
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,008,878
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,492,852
5.000%, 10/01/33	895	1,052,318
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,093,848
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,599,161
5.000%, 07/01/29	2,125	2,360,274
3.000%, 10/01/40	2,120	1,814,704
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	683,951
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,355,782
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,196,655

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,206,538
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,252,058
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,548,172
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,027,502
5.000%, 02/15/37	250	283,148
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	535,084
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,035,428
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	525,253
5.000%, 05/15/32	1,475	1,693,497
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,090	1,204,156
5.000%, 05/15/41	1,600	1,725,808
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	553,480
5.000%, 05/15/30	400	450,301
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	300,383
5.000%, 09/01/24	5,715	5,822,599
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,209,444
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,652,298
North Texas Tollway Authority (RB) Series B
5.000%, 01/01/27	1,910	2,034,685
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	$1,017,509
5.000%, 08/15/25	1,880	1,948,601
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,253,616
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,595	5,162,096
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,802,779
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	6,000	6,055,501
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	355,885
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,579,362
5.000%, 08/15/30	1,000	1,138,501
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,815,891
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,031,111
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	5,000	5,093,758
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,255,957
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	219,864
5.000%, 07/01/30	455	508,164
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,548,689
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	555,939
5.000%, 02/01/30	1,000	1,131,851

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	$905,095
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	5,000	5,196,645
5.250%, 04/01/26	300	316,810
5.000%, 10/01/26	4,385	4,652,235
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,581,307
5.000%, 08/01/29	250	280,009
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	552,718
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	223,294
5.000%, 08/01/32	485	561,534
Waller Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/31	3,715	4,260,572
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	864,028
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	500,740
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	614,042
5.000%, 02/15/31	875	1,010,563
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,077,059
TOTAL TEXAS		264,490,351
UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,844,687
	Face Amount	Value†
	(000)
UTAH — (Continued)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,120	$2,406,268
County of Salt Lake (GO)
5.000%, 12/15/26	1,125	1,201,785
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,107,712
State of Utah (GO)
5.000%, 07/01/24	7,000	7,111,585
5.000%, 07/01/25	1,000	1,035,339
5.000%, 07/01/26	4,450	4,712,848
5.000%, 07/01/27	6,130	6,640,812
State of Utah (GO) Series B
5.000%, 07/01/24	1,010	1,026,100
TOTAL UTAH		28,087,136
VERMONT — (0.1%)
State of Vermont (GO) Series B
5.000%, 08/15/23	1,270	1,270,757
State of Vermont (GO) Series C
4.000%, 08/15/23	225	225,054
TOTAL VERMONT		1,495,811
VIRGINIA — (4.0%)
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	104,142
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,175	3,442,733
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,109,023
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	318,648
5.000%, 09/01/37	550	630,381
City of Norfolk (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/28	2,405	2,669,061
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,224,350
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	3,853,189

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	$3,518,473
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,112,491
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 02/01/25	2,590	2,661,958
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,037,690
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,283,314
5.000%, 06/01/25	500	517,267
County of Arlington (GO)
5.000%, 06/15/37	7,025	8,085,171
County of Chesterfield (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,145,101
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,000	1,064,994
5.000%, 10/01/27	1,000	1,088,980
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,823,562
5.000%, 08/01/28	2,905	3,223,959
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,454,752
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,550,168
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	521,899
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,905,567
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	441,302
5.000%, 01/01/29	530	564,162
TOTAL VIRGINIA		60,352,337
	Face Amount	Value†
	(000)
WASHINGTON — (5.5%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	$2,047,012
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,015,579
5.000%, 07/01/25	900	930,108
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	338,852
City of Seattle (GO) Series A
5.000%, 12/01/26	3,030	3,233,997
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,067,556
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,302,132
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,790	1,822,232
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/24	270	271,736
5.000%, 01/01/29	410	452,507
5.000%, 01/01/30	500	561,950
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	711,870
5.000%, 01/01/30	880	989,033
County of King (GO) Series A
5.000%, 06/01/28	3,565	3,924,550
5.000%, 06/01/29	2,050	2,303,800
County of King (GO) Series E
5.000%, 12/01/25	975	1,018,151
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,040	1,119,851
5.000%, 07/01/39	5,275	5,981,781
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,663,668

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	$1,893,244
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	250	285,476
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,532,324
5.000%, 12/01/26	1,555	1,659,692
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	1,011,108
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,176,112
State of Washington (GO) Series 2023-A
5.000%, 08/01/38	1,435	1,643,244
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	6,000	7,062,650
State of Washington (GO) Series A
5.000%, 08/01/23	750	750,000
5.000%, 08/01/36	3,000	3,405,600
5.000%, 08/01/39	1,000	1,102,391
State of Washington (GO) Series B
5.000%, 07/01/24	2,000	2,030,976
5.000%, 07/01/25	1,500	1,553,858
State of Washington (GO) Series C
5.000%, 02/01/25	3,865	3,971,238
5.000%, 02/01/38	2,460	2,668,006
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,551,260
State of Washington (GO) Series E
5.000%, 06/01/38	2,410	2,641,481
State of Washington (GO) Series R
4.000%, 07/01/29	3,030	3,237,786
TOTAL WASHINGTON		82,932,811
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.1%)
State of West Virginia (GO) Series A
5.000%, 12/01/23	500	$502,832
5.000%, 12/01/24	755	773,144
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	431,203
TOTAL WEST VIRGINIA		1,707,179
WISCONSIN — (2.5%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,171,652
5.000%, 10/01/26	920	980,657
City of Madison (GO) Series C
5.000%, 10/01/26	945	1,007,305
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,231,273
5.000%, 04/01/28	5,385	5,772,738
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,338,613
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	444,235
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,342,815
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,830,477
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,208,702
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	662,430
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,231,468
State of Wisconsin (GO)
5.000%, 05/01/37	1,575	1,828,085
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	2,515	2,547,191
5.000%, 05/01/29	1,500	1,685,374
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,357,205

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	$2,976,673
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,020	1,109,533
TOTAL WISCONSIN		37,726,426
TOTAL MUNICIPAL BONDS (Cost $1,553,092,177)		1,513,981,415
TOTAL INVESTMENTS — (100.0%)
(Cost $1,553,092,177)^^		$1,513,981,415
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,513,981,415	—	$1,513,981,415
TOTAL	—	$1,513,981,415	—	$1,513,981,415

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$712,230
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	332,404
4.000%, 02/01/38	750	715,366
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	245,339
TOTAL ALABAMA		2,005,339
ALASKA — (1.9%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	265,206
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	340	351,703
Borough of North Slope (GO) Series B
5.000%, 06/30/27	475	510,899
Municipality of Anchorage (GO)
4.250%, 12/15/23	4,000	4,011,656
State of Alaska (GO) Series
5.000%, 08/01/29	1,095	1,130,651
State of Alaska (GO) Series A
5.000%, 08/01/36	250	279,178
State of Alaska (GO) Series B
5.000%, 08/01/30	500	515,790
TOTAL ALASKA		7,065,083
ARIZONA — (0.8%)
Arizona Industrial Dev. Authority (RB) Series A
5.000%, 02/01/37	1,145	1,278,711
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,089,274
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	$226,082
4.000%, 09/01/37	375	374,287
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	174,917
TOTAL ARIZONA		3,143,271
ARKANSAS — (0.3%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	40	42,491
5.000%, 09/01/30	10	10,858
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	421,088
2.000%, 02/01/30	250	224,342
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	227,792
TOTAL ARKANSAS		926,571
CALIFORNIA — (0.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	272,382
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	261,073
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	457,089
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	262,964
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	315,422

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	$174,873
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	213,795
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	491,047
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	194,301
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	100,694
TOTAL CALIFORNIA		2,743,640
COLORADO — (1.9%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	184,523
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	530	581,254
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	25	25,518
4.000%, 08/01/37	300	294,902
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	770	819,626
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	2,000	2,027,723
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	343,896
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,039,791
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	248,954
5.000%, 09/01/36	300	333,146
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	422,745
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	$309,123
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	308,210
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	141,446
TOTAL COLORADO		7,080,857
CONNECTICUT — (0.9%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	397,284
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	500	528,469
City of New Haven (GO) Series A
5.000%, 08/01/29	595	640,205
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	265,734
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	503,653
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	587,300
5.000%, 05/01/38	500	550,531
TOTAL CONNECTICUT		3,473,176
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	115	128,261
DISTRICT OF COLUMBIA — (0.9%)
District of Columbia (RB)
5.000%, 04/01/26	25	26,001
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,629,884
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	420	451,598

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	695	$774,036
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	269,956
TOTAL DISTRICT OF COLUMBIA		3,151,475
FLORIDA — (12.3%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,589,445
Brevard County School District (COP)
5.000%, 07/01/27	305	308,980
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	266,898
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	345	345,667
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	305,805
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	441,882
5.000%, 10/01/37	400	434,326
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	2,040	2,117,495
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	277,784
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/24	945	961,744
5.000%, 10/01/25	1,295	1,344,278
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	823,910
City of Pompano Beach (GO)
5.000%, 07/01/26	1,355	1,431,535
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,790	$1,850,141
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,063,745
County of Broward Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	3,325	3,335,404
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,001,191
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	838,289
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	325	330,034
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,485	1,493,425
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/30	490	514,730
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	750	824,928
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,200	2,279,042
County of Pasco (GO) Series A
5.000%, 10/01/24	570	580,754
5.000%, 10/01/25	570	591,568
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	570,578
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	360,591
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	108,430
Hillsborough County School Board (COP)
5.000%, 07/01/30	610	659,013

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	595	$611,778
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	760	810,000
JEA Electric System Revenue (RB) Series A
5.000%, 10/01/33	1,000	1,146,006
JEA Water & Sewer System Revenue (RB) Series
4.000%, 10/01/30	1,020	1,027,123
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	402,463
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	310,406
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	261,579
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	535,208
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,308,225
Polk County School District (COP) Series A
5.000%, 01/01/28	585	635,997
School Board of Miami-Dade County (The) (GO) (BAM) Series
5.000%, 03/15/27	2,595	2,782,971
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	450	460,825
School Board of Miami-Dade County (The) Series B
5.000%, 05/01/24	1,400	1,416,467
School District of Broward County (COP) Series A
5.000%, 07/01/32	550	572,781
South Florida Water Management District (COP)
3.000%, 10/01/31	450	443,366
5.000%, 10/01/36	1,305	1,348,516
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Sunshine State Governmental Financing Commission (RB) Series C
¤ 5.500%, 09/01/27 (Pre-refunded @ $100, 9/1/23)	1,530	$1,532,570
Town of Longboat Key (GO)
5.000%, 08/01/24	375	381,493
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	571,288
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	269,350
TOTAL FLORIDA		45,880,024
GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	103,352
5.000%, 03/01/29	250	261,604
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	276,559
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	418,063
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/37	780	809,864
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	468,586
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	106,246
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	165,327
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	213,245
5.000%, 10/01/28	170	184,028
TOTAL GEORGIA		3,006,874

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	$351,687
4.000%, 07/01/39	700	700,966
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	496,748
TOTAL HAWAII		1,549,401
IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	425	437,912
ILLINOIS — (6.3%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	290,874
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	970	995,780
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,089,301
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	616,568
5.000%, 06/01/29	1,230	1,336,575
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,160	3,232,312
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,286,145
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	142,342
5.000%, 03/01/29	360	367,021
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,044,257
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	447,014
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	$150,163
4.000%, 11/15/39	100	99,529
5.000%, 11/15/42	1,255	1,325,626
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	599,231
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,160	1,238,837
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	345	384,960
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	750	795,366
5.000%, 02/15/31	535	567,081
4.000%, 02/15/33	285	289,401
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	248,023
5.000%, 01/01/39	740	781,089
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series N4
4.000%, 12/15/26	325	335,547
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series A
4.000%, 01/01/27	500	511,999
State of Illinois (GO)
5.500%, 01/01/30	1,000	1,125,614
4.000%, 06/01/37	100	98,399
State of Illinois (GO) Series C
4.000%, 03/01/24	1,000	1,002,042
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	906,958
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	526,445
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	313,605

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/27	235	$243,451
TOTAL ILLINOIS		23,391,555
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	280	301,109
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	291,313
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	428,790
4.000%, 02/01/34	750	795,114
5.000%, 10/01/41	510	563,803
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,575,479
Indiana State University (RB) Series T
4.000%, 10/01/39	110	104,316
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	371,675
TOTAL INDIANA		4,431,599
IOWA — (1.7%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,215	1,221,131
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,392,967
Waukee Community School District (GO) Series A
5.000%, 06/01/24	3,535	3,581,518
TOTAL IOWA		6,195,616
KANSAS — (0.6%)
City of Olathe (GO) Series A
5.000%, 08/01/24	2,000	2,028,042
KENTUCKY — (1.4%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	265,463
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
City of Hazard (RB)
5.000%, 07/01/29	1,000	$1,074,728
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	743,126
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	96,444
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	535,352
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	574,674
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,010	1,061,872
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	411,721
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	375	380,069
TOTAL KENTUCKY		5,143,449
LOUISIANA — (0.9%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,128,292
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	125	135,253
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	309,109
Lafourche Parish School Board (GO)
5.000%, 03/01/29	40	44,069
Lafourche Parish School Board (GO) Series A-1
5.000%, 03/01/28	625	676,798
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	274,504
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	222,193

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	480	$505,885
TOTAL LOUISIANA		3,296,103
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	244,444
MARYLAND — (0.3%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	981,256
MASSACHUSETTS — (0.8%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	276,284
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	300	329,033
Massachusetts Development Finance Agency (RB) Series H
5.000%, 01/01/24	70	70,387
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	470	491,268
5.000%, 10/01/29	100	108,496
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	841,836
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	670	741,064
TOTAL MASSACHUSETTS		2,858,368
MICHIGAN — (1.9%)
Central Michigan University (RB)
4.000%, 10/01/35	450	455,391
4.000%, 10/01/36	470	471,059
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	$857,427
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	522,983
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	682,117
4.000%, 03/01/34	320	327,392
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	247,275
Ferris State University (RB)
5.000%, 10/01/27	480	505,686
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	235,989
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	180	181,949
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	535,148
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,175	1,224,267
4.000%, 11/15/35	295	294,710
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	544,183
TOTAL MICHIGAN		7,085,576
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	245,885
MISSISSIPPI — (0.3%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	615	640,632
State of Mississippi Gaming Tax Revenue (RB) Series A
5.000%, 10/15/23	595	596,603
TOTAL MISSISSIPPI		1,237,235
MISSOURI — (1.2%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	398,501

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/38	1,000	$1,048,757
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
4.000%, 07/01/34	500	518,043
Health & Educational Facilities Authority of the State of Missouri (RB) Series E
5.000%, 11/15/29	350	377,764
Jefferson City School District (COP)
4.000%, 04/01/24	200	200,687
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	138,122
Kansas City Industrial Dev. Authority (RB) Series B
5.000%, 03/01/30	15	16,763
5.000%, 03/01/33	450	502,475
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,285	1,353,923
TOTAL MISSOURI		4,555,035
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	505,737
NEVADA — (2.8%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	597,381
Clark County School District (GO) Series A
5.000%, 06/15/28	390	418,062
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	395,139
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	474,998
5.000%, 07/01/40	500	538,238
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	335,292
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	330	$363,753
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,356,933
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	270,569
State of Nevada (GO) Series D
5.000%, 04/01/27	2,155	2,218,858
Washoe County NV (GO)
5.000%, 07/01/24	735	746,051
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,542,582
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,071,673
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	225	233,897
TOTAL NEVADA		10,563,426
NEW JERSEY — (2.2%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	511,278
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	161,684
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	337,198
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	321,946
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	107,662
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	735	736,710
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	790,620

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
5.250%, 06/15/31	270	$279,306
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	777,651
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	722,104
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	367,845
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,013,803
Township of Union/Union County (GO)
5.000%, 01/23/24	2,000	2,017,904
TOTAL NEW JERSEY		8,145,711
NEW YORK — (2.6%)
City of New York (GO) Series A-1
5.000%, 08/01/36	2,000	2,002,484
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	1,500	1,519,765
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	1,000	1,009,689
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,064,161
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	158,105
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	731,884
5.000%, 12/01/28	315	331,663
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	467,136
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	755,766
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	1,500	$1,515,797
TOTAL NEW YORK		9,556,450
NORTH CAROLINA — (1.4%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,495	1,538,897
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,620,275
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	502,225
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	436,236
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,046,466
TOTAL NORTH CAROLINA		5,144,099
NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	129,988
OHIO — (1.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	1,565	1,715,828
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	196,673
County of Butler (RB)
4.000%, 11/15/35	1,000	912,430
County of Montgomery (RB)
5.000%, 08/01/28	360	389,184
4.000%, 08/01/39	600	588,418
4.000%, 08/01/40	500	486,504
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,471
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	285	300,013
TOTAL OHIO		4,598,521

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (1.5%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	$1,023,761
City of Oklahoma City (GO) Series A
2.000%, 03/01/26	2,000	1,904,396
Grady County School Finance Authority (RB) Series A
4.000%, 12/01/23	500	500,382
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	788,351
Oklahoma Municipal Power Authority (RB) Series A
5.000%, 01/01/31	600	617,365
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	525	571,903
University of Oklahoma (RB) Series C
5.000%, 07/01/27	215	225,060
TOTAL OKLAHOMA		5,631,218
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	226,441
Metro (RB)
5.000%, 06/15/30	225	240,087
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	601,237
5.000%, 05/15/37	200	211,563
TOTAL OREGON		1,279,328
PENNSYLVANIA — (4.6%)
Allegheny County Hospital Dev. Authority (RB) Series A
4.000%, 07/15/38	1,125	1,119,314
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,323,245
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	269,059
Chester County School Authority (RB)
5.000%, 03/01/28	235	245,058
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series C
4.000%, 05/01/38	810	$809,109
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	847,347
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	253,191
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	541,785
County of Westmoreland (GO) Series A
5.000%, 08/15/29	500	544,705
Delaware River Port Authority (RB) Series B
5.000%, 01/01/24	1,510	1,520,394
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	420,491
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	264,277
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	543,488
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/27	955	1,008,205
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	255,541
5.000%, 05/01/34	1,260	1,310,133
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,555	1,634,876
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,371,710
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	272,556
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	534,996
5.000%, 09/01/31	780	891,106

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	$270,168
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	1,000	1,008,420
TOTAL PENNSYLVANIA		17,259,174
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	110	113,931
SOUTH CAROLINA — (0.9%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	735,658
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	382,401
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	507,358
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,063,687
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	641,186
TOTAL SOUTH CAROLINA		3,330,290
SOUTH DAKOTA — (0.5%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	912,844
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	127,487
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	800	811,449
TOTAL SOUTH DAKOTA		1,851,780
TENNESSEE — (2.8%)
City of Jackson (GO)
5.000%, 06/01/24	1,000	1,014,147
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	$979,946
5.000%, 07/01/25	970	1,003,364
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,020	2,118,208
County of Maury (GO)
5.000%, 04/01/25	840	865,581
County of Sumner (GO)
5.000%, 06/01/24	940	953,530
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	665	707,850
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	610	636,783
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB)
5.000%, 07/01/30	100	104,943
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	1,000	1,112,330
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,055,611
TOTAL TENNESSEE		10,552,293
TEXAS — (24.4%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	327,880
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	592,018
5.000%, 02/15/42	250	272,693
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	203,124

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Carrollton-Farmers Branch Independent School District (GO)
5.000%, 02/15/24	4,280	$4,316,858
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	2,140	2,214,414
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	532,895
4.000%, 01/01/40	755	733,343
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,399,858
City of Austin (GO)
5.000%, 09/01/27	1,330	1,356,321
City of Austin (GO) Series A
5.000%, 09/01/24	45	45,857
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	400	421,386
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,070	2,158,664
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	690	699,836
City of Celina (GO)
4.125%, 09/01/25	1,000	1,015,190
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,066,605
City of El Paso (GO) Series B
5.000%, 08/15/23	455	455,236
City of Fort Worth (GO)
4.000%, 03/01/29	2,185	2,221,683
City of Fort Worth (GO) Series A
5.000%, 03/01/25	545	560,192
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,027,516
5.000%, 03/01/30	1,220	1,305,366
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	510,612
City of Irving TX (GO)
5.000%, 09/15/26	240	253,658
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of League City (GO)
4.000%, 02/15/28	160	$164,891
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	432,809
5.000%, 05/15/30	415	468,004
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,182,227
City of Odessa (GO)
5.000%, 03/01/29	185	199,115
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,026,290
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	570	574,517
5.000%, 02/01/26	6,000	6,273,399
5.000%, 02/01/27	1,145	1,222,322
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,024,179
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,336,552
Comal Independent School District (GO)
5.000%, 02/01/24	585	589,809
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	3,995	4,165,553
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	800	822,244
County of Bell (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,545,176
County of Bexar (GO)
4.000%, 06/15/26	600	615,472
5.000%, 06/15/28	1,350	1,419,919
County of Harris (GO) Series A
5.000%, 10/01/26	560	576,570
Dallas College (GO)
5.000%, 02/15/28	430	469,251
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	827,168
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	39,956
4.000%, 11/01/39	465	465,078

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	100	$100,330
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	209,512
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	325,843
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	98,348
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	6,500	6,555,425
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	260,244
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	700	716,762
5.000%, 05/15/28	775	828,997
5.000%, 07/01/28	360	393,045
5.000%, 05/15/31	510	553,869
3.000%, 10/01/40	100	85,599
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	324,726
Houston Community College System (RB)
5.000%, 04/15/26	1,210	1,241,104
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,035	1,063,151
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	265,376
Katy Independent School District (GO) (PSF-GTD) Series B5
5.000%, 02/15/25	1,110	1,140,527
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	$2,566,263
Lower Colorado River Authority (RB)
5.000%, 05/15/38	425	459,848
5.000%, 05/15/39	1,205	1,299,947
5.000%, 05/15/41	725	775,586
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,151,393
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	2,335	2,342,660
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,385	1,421,875
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	651,891
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	98,472
Port Freeport (RB) Series B
5.000%, 06/01/29	350	371,936
Roma Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/26	540	551,329
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	856,841
State of Texas (GO)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,835	1,855,156
State of Texas (GO) Series A
5.000%, 10/01/23	2,200	2,206,034
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	357,402

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	$189,824
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/31	1,000	1,136,706
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/25	1,535	1,595,370
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	373,513
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	761,393
5.000%, 02/01/25	400	410,817
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	280,055
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	773,558
Waco Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	1,100	1,106,523
TOTAL TEXAS		90,888,956
UTAH — (1.7%)
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/24	1,025	1,040,494
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	772,220
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,033,631
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	390	432,548
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,250	1,283,805
	Face Amount	Value†
	(000)
UTAH — (Continued)
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	$1,056,585
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	655	699,080
TOTAL UTAH		6,318,363
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	190	202,247
WASHINGTON — (7.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	630	657,003
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,308,791
5.000%, 11/01/26	750	799,026
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	470	529,422
4.000%, 04/01/33	625	634,097
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	175,169
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,010	2,036,622
Energy Northwest (RB)
4.000%, 07/01/27	250	252,992
Energy Northwest (RB) Series A
5.000%, 07/01/31	1,140	1,155,699
Energy Northwest (RB) Series C
5.000%, 07/01/26	1,000	1,015,036
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,043,110
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,300	1,331,242

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/26	1,000	$1,065,686
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	303,745
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series C
5.000%, 12/01/26	560	595,868
Port of Seattle (GO)
4.000%, 06/01/32	900	902,414
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,075	2,161,125
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,035	1,070,726
State of Washington (GO) Series B
5.000%, 07/01/24	1,135	1,152,579
5.000%, 08/01/29	855	902,211
State of Washington (GO) Series C
5.000%, 06/01/29	1,000	1,052,034
5.000%, 02/01/34	2,015	2,196,975
State of Washington (GO) Series D
5.000%, 02/01/35	2,000	2,015,258
State of Washington (GO) Series E
5.000%, 02/01/27	625	630,169
State of Washington (GO) Series R-2018D
5.000%, 08/01/25	745	773,059
State of Washington (COP) Series D
5.000%, 07/01/40	630	679,374
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,725
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,032,954
TOTAL WASHINGTON		27,508,111
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	$463,101
WISCONSIN — (6.4%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	843,496
City of Milwaukee (GO) Series
4.000%, 04/01/28	335	343,043
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	577,021
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	225	240,821
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	480	494,898
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	274,877
Green Bay Area Public School District (GO)
5.000%, 04/01/25	365	374,978
Lomira School District (GO) (AGM)
¤ 3.500%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	1,530	1,530,863
¤ 3.750%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,585	1,588,151
Madison Metropolitan School District (GO)
5.000%, 03/01/24	3,385	3,417,973
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,304,341
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	935,273
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	2,000	2,016,948
Platteville School District (GO)
5.000%, 03/01/31	565	634,790

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	$678,569
4.000%, 07/01/39	675	675,627
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,503,036
Sauk Prairie School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,235	2,236,261
State of Wisconsin (GO) Series A
5.000%, 05/01/30	1,100	1,157,287
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	670	730,245
5.000%, 07/01/34	220	231,438
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,200	$1,239,487
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	620,811
TOTAL WISCONSIN		23,650,234
TOTAL MUNICIPAL BONDS (Cost $385,156,620)		369,979,005

	Shares
INVESTMENT COMPANIES — (0.7%)
BlackRock Liquidity Funds MuniCash (Cost $2,692,156)	2,691,930	2,691,930
TOTAL INVESTMENTS — (100.0%)
(Cost $387,848,776)^^		$372,670,935

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$369,979,005	—	$369,979,005
Investment Companies	$2,691,930	—	—	2,691,930
TOTAL	$2,691,930	$369,979,005	—	$372,670,935

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALABAMA — (0.2%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
5.000%, 02/01/24	380	$382,376
ALASKA — (1.6%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	683,197
Municipality of Anchorage (GO)
4.250%, 12/15/23	2,000	2,005,828
TOTAL ALASKA		2,689,025
ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	115	117,196
CALIFORNIA — (0.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	255,984
County of Riverside CA (RN) Series A
3.700%, 10/19/23	125	125,124
Montebello Unified School District (GO) Series
5.000%, 08/01/23	120	120,000
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	792,119
TOTAL CALIFORNIA		1,293,227
COLORADO — (0.8%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	240	249,902
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	1,000	1,013,861
TOTAL COLORADO		1,263,763
	Face Amount	Value†
	(000)
CONNECTICUT — (1.7%)
City of New Haven (GO) Series C
5.000%, 08/01/23	375	$375,000
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	625,393
State of Connecticut (GO) Series A
4.000%, 01/15/25	355	359,034
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 01/01/24	350	352,395
Town of Windham (GO)
4.000%, 09/28/23	1,000	1,000,808
TOTAL CONNECTICUT		2,712,630
DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series B
5.000%, 06/01/24	215	218,184
District of Columbia (GO) Series D
5.000%, 06/01/30	1,500	1,520,109
TOTAL DISTRICT OF COLUMBIA		1,738,293
FLORIDA — (9.8%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	290	294,360
City of Jacksonville (RB)
5.000%, 10/01/23	395	395,946
County of Broward Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,003,129
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,000	1,015,488
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,050	1,052,077
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	200	203,007

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,215	$1,261,427
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	45	46,626
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	320	329,024
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	963,855
JEA Water & Sewer System Revenue (RB) Series A
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 4/1/24)	1,590	1,607,989
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,022,323
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	225	225,000
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,225	1,247,482
School District of Broward County (RN)
5.000%, 06/28/24	1,500	1,520,568
School District of Broward County (COP) Series A
5.000%, 07/01/24	920	933,833
State of Florida (GO) Series A
5.000%, 06/01/24	1,235	1,252,268
State of Florida (GO) Series C
5.000%, 06/01/24	500	506,991
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,183,044
TOTAL FLORIDA		16,064,437
	Face Amount	Value†
	(000)
GEORGIA — (1.6%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	$475,328
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	502,583
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	162,596
5.000%, 04/01/25	600	613,271
Troup County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	950	950,000
TOTAL GEORGIA		2,703,778
ILLINOIS — (3.3%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/24	1,140	1,147,423
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	487,758
Cook County Community Consolidated School District No. 15 Palatine (GO)
5.000%, 12/01/23	195	195,975
County of Cook (GO) Series A
5.000%, 11/15/23	345	346,373
5.000%, 11/15/26	720	759,851
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	350	351,504
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	306,529
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	400	401,801
State of Illinois (GO) Series A
5.000%, 12/01/24	500	509,195
State of Illinois (GO) Series D
5.000%, 07/01/24	500	506,176

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	$433,151
TOTAL ILLINOIS		5,445,736
INDIANA — (0.5%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	715	733,264
IOWA — (2.9%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,000	1,005,046
City of Davenport (GO) Series C
4.000%, 06/01/24	1,275	1,281,954
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	498,067
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,151,895
College Community School District (GO) Series C
3.000%, 06/01/24	345	343,835
Iowa Finance Authority (RB) Series E
5.000%, 08/15/23	435	435,163
TOTAL IOWA		4,715,960
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 08/01/23	500	500,000
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,112,069
TOTAL KANSAS		1,612,069
KENTUCKY — (1.6%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	504,957
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,025	1,060,381
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	995	$1,025,481
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/24	100	101,653
TOTAL KENTUCKY		2,692,472
LOUISIANA — (1.0%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	141,227
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,531,516
TOTAL LOUISIANA		1,672,743
MASSACHUSETTS — (0.8%)
City of Fall River (GO)
4.000%, 02/02/24	500	501,331
Nauset Regional School District (GO)
5.000%, 05/16/24	810	820,014
TOTAL MASSACHUSETTS		1,321,345
MISSOURI — (1.4%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	751,745
City of Kansas City (RB) Series C
5.000%, 09/01/24	140	142,322
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	509,555
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	860	864,431
TOTAL MISSOURI		2,268,053
NEBRASKA — (0.5%)
City of Gretna (COP)
5.000%, 12/15/25	380	387,999
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/24	250	253,462

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 07/15/25	240	$247,294
TOTAL NEBRASKA		888,755
NEVADA — (0.3%)
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	535,442
NEW JERSEY — (8.1%)
City of East Orange (GO)
4.500%, 10/23/23	1,500	1,503,120
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,015	1,036,249
City of Linden (GO)
5.000%, 07/12/24	1,000	1,013,868
City of New Brunswick (GO)
5.000%, 05/31/24	500	506,322
City of Newark (GO) (AGM ST AID WITHHLDG) Series A
5.000%, 10/01/24	745	758,200
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	750	753,706
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	260	259,986
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	500	501,164
Township of Livingston (GO)
5.000%, 12/12/23	1,000	1,005,845
Township of Mahwah (GO)
5.000%, 05/31/24	500	505,949
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,013,803
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	1,015	1,018,440
Township of Toms River (GO)
5.000%, 07/26/24	1,000	1,014,030
Township of Union/Union County (GO)
5.000%, 01/23/24	1,000	1,008,952
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Verona NJ (GO)
5.000%, 10/26/23	750	$752,893
Township of West Orange (GO) Series A
5.000%, 11/09/23	700	702,667
TOTAL NEW JERSEY		13,355,194
NEW YORK — (7.3%)
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,000,014
City of New York (GO) Series H
5.000%, 08/01/27	750	750,901
City of Rochester (GO)
4.000%, 08/02/23	1,000	1,000,013
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,008,730
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	300	302,907
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	555	556,921
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	904,534
5.000%, 05/01/26	215	220,854
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	755,433
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	755,766
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,254,151
Town of Grand Island (GO)
4.000%, 10/06/23	1,000	1,001,071
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	203,463
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,013,040
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/10/23	1,250	1,250,153
TOTAL NEW YORK		11,977,951

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (1.1%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	560	$572,659
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	1,245	1,253,946
TOTAL NORTH CAROLINA		1,826,605
OHIO — (1.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	71,311
American Municipal Power, Inc. (RB) Series B
5.000%, 02/15/24	855	861,772
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	750	792,178
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	685,743
TOTAL OHIO		2,411,004
OKLAHOMA — (1.9%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,308,307
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	420,291
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	538,621
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	913,052
TOTAL OKLAHOMA		3,180,271
OREGON — (0.4%)
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	606,025
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	30	30,701
TOTAL OREGON		636,726
	Face Amount	Value†
	(000)
PENNSYLVANIA — (2.5%)
Allegheny County Hospital Dev. Authority (RB) Series B
5.000%, 10/15/24	245	$249,294
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	717,825
City of Philadelphia (GO) Series A
5.000%, 08/01/23	1,245	1,245,000
5.000%, 05/01/25	250	256,912
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/24	250	253,111
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	279,098
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	476,542
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	650	655,473
TOTAL PENNSYLVANIA		4,133,255
SOUTH CAROLINA — (0.9%)
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	400	408,372
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	200	200,349
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	300	306,448
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	402,059
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	110	110,441
TOTAL SOUTH CAROLINA		1,427,669

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (0.4%)
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	600	$608,587
TENNESSEE — (2.2%)
City of Jackson (GO)
5.000%, 06/01/24	830	841,742
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	583,906
5.000%, 07/01/25	845	874,065
County of Bedford (GO)
5.000%, 06/01/26	500	527,129
Shelby County Health Educational & Housing Facilities Board (RB)
5.000%, 05/01/24	835	843,524
TOTAL TENNESSEE		3,670,366
TEXAS — (24.5%)
Angleton Independent School District (GO)
5.000%, 08/15/23	1,000	1,000,522
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	517,848
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/24	1,110	1,129,662
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	1,000	1,034,773
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	523,912
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,726,751
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	500	500,580
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	165	$170,148
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,831,332
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,302,119
City of Dallas (GO)
5.000%, 02/15/25	900	925,025
City of Denton (GO)
5.000%, 02/15/24	1,540	1,554,081
5.000%, 02/15/25	855	878,255
City of El Paso (GO) Series A
5.000%, 08/15/26	465	491,061
City of Fort Worth (GO)
5.000%, 03/01/24	115	116,067
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	299,134
City of Houston (GO) Series A
5.000%, 03/01/24	1,940	1,958,450
City of Irving (GO)
4.000%, 09/15/24	1,035	1,043,375
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	252,334
City of Lewisville (GO)
5.000%, 02/15/24	1,500	1,513,795
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	115	118,198
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	511,681
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	160	161,437
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	393,448
5.000%, 12/01/26	540	552,931
5.000%, 05/15/27	515	543,531
5.000%, 07/01/28	285	311,161
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,260	1,283,353

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	60	$60,542
Lewisville Independent School District (GO)
5.000%, 08/15/24	985	1,001,440
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,420,923
Lower Colorado River Authority (RB)
5.000%, 05/15/24	575	582,540
5.000%, 05/15/26	510	534,367
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	215	217,819
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	770	772,526
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,560	1,571,076
5.000%, 01/01/27	100	100,631
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	529,105
Permanent University Fund - University of Texas System (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	2,000	2,013,842
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	166,465
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	270	272,483
State of Texas (GO) Series A
5.000%, 10/01/23	2,450	2,456,719
State of Texas (GO) Series B
5.000%, 08/01/24	170	173,061
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	947,465
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Tarrant County College District (GO)
5.000%, 08/15/24	130	$132,196
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/23	590	590,000
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	605,080
Waco Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	400	402,372
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	475	485,431
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	649,927
TOTAL TEXAS		40,330,974
UTAH — (0.9%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,184,556
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	275	282,437
TOTAL UTAH		1,466,993
WASHINGTON — (7.4%)
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,085	1,104,537
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/24	1,185	1,192,619
County of King (GO) Series A
4.000%, 01/01/25	890	900,392
Energy Northwest (RB) Series A
5.000%, 07/01/26	515	544,089
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	500,360

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	$2,706,330
Port of Seattle (GO)
4.000%, 06/01/32	490	491,315
State of Washington (GO) Series A-1
5.000%, 08/01/26	500	517,259
State of Washington (GO) Series C
5.000%, 07/01/25	1,515	1,515,387
State of Washington (GO) Series E
5.000%, 07/01/24	1,175	1,193,198
State of Washington (GO) Series RD
5.000%, 08/01/24	865	879,722
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	540	543,022
TOTAL WASHINGTON		12,088,230
WISCONSIN — (9.1%)
Appleton Area School District (GO)
¤ 3.750%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,405	1,408,999
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	444,083
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	704,747
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	110	111,863
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,510,105
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,073,562
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	400,023
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	2,000	$2,025,599
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	2,520	2,552,255
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	1,700	1,754,898
Waunakee Community School District (GO)
6.000%, 04/01/24	1,000	1,016,892
TOTAL WISCONSIN		15,003,026
TOTAL MUNICIPAL BONDS (Cost $163,805,905)		162,967,415

	Shares
INVESTMENT COMPANIES — (0.8%)
BlackRock Liquidity Funds MuniCash (Cost $1,344,523)	1,344,534	1,344,534
TOTAL INVESTMENTS — (100.0%)
(Cost $165,150,428)^^		$164,311,949

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

†	See Security Valuation Note within the Notes to Schedules of Investments.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$162,967,415	—	$162,967,415
Investment Companies	$1,344,534	—	—	1,344,534
TOTAL	$1,344,534	$162,967,415	—	$164,311,949

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	7,000	$7,050,961
5.000%, 12/01/31	500	503,471
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/23	780	780,000
5.000%, 08/01/24	600	609,621
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	8,000	8,113,685
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 5/1/24)	6,260	6,348,958
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	780,956
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	3,350	3,423,233
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 4/1/24)	1,820	1,843,114
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	295,000
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	150	150,000
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,075	1,105,981
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,135	1,163,423
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	778,754
5.000%, 11/15/24	100	101,886
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	$604,341
5.000%, 10/01/24	1,020	1,038,658
5.000%, 11/15/24	5,630	5,764,755
5.000%, 11/15/25	150	156,324
5.000%, 02/01/26	3,040	3,122,073
5.000%, 03/01/26	2,565	2,565,618
5.000%, 11/15/26	1,000	1,064,673
5.000%, 02/01/27	525	539,380
4.000%, 03/01/28	4,660	4,660,956
5.000%, 10/01/29	2,390	2,444,816
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,856,361
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,095	1,095,688
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,007,347
5.000%, 02/01/26	1,135	1,167,431
5.000%, 02/01/28	750	791,181
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,559,549
California State Public Works Board (RB) Series
5.000%, 12/01/24	400	409,876
California State Public Works Board (RB) Series A
5.000%, 02/01/24	5,010	5,056,132
5.000%, 02/01/25	7,020	7,221,273
5.000%, 09/01/28	1,175	1,196,997
California State Public Works Board (RB) Series B
5.000%, 12/01/23	1,500	1,509,939
5.000%, 05/01/24	1,200	1,216,963
California State Public Works Board (RB) Series D
5.000%, 04/01/24	2,155	2,181,941
5.000%, 05/01/24	6,500	6,591,885
5.000%, 11/01/25	1,460	1,524,197
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,024,022

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,910	$1,937,000
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,854,690
California State Public Works Board (RB) Series I
5.000%, 11/01/24	1,335	1,341,364
5.250%, 11/01/28	1,180	1,185,098
California State University (RB) Series
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,535,847
California State University (RB) Series A
5.000%, 11/01/23	4,350	4,370,816
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	505	517,068
5.000%, 11/01/25	850	890,436
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,740	5,877,175
5.000%, 11/01/26	920	983,314
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,595	1,633,117
3.375%, 11/01/29	1,435	1,436,493
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,044,376
California Statewide Communities Development Authority (RB) (CA MTG INS)
¤ 5.000%, 08/15/35 (Pre-refunded @ $100, 2/15/26)	1,000	1,051,733
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,332,545
Carlsbad Unified School District (COP)
4.000%, 10/01/23	150	150,160
4.000%, 10/01/24	125	126,035
4.000%, 10/01/25	100	101,821
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	$785,000
Chabot-Las Positas Community College District (GO) Series B
5.000%, 08/01/24	4,550	4,635,977
Chico Unified School District (GO) Series C
3.000%, 08/01/23	570	570,000
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	750,000
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	275,000
4.000%, 08/01/24	125	125,963
4.000%, 08/01/25	275	280,228
Chula Vista Elementary School District (GO)
5.000%, 08/01/24	1,895	1,929,310
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,245	1,266,507
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,861,902
City & County of San Francisco (COP) Series B
5.000%, 04/01/24	2,445	2,473,307
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,220,704
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	150	152,221
5.000%, 06/01/25	200	206,907
5.000%, 06/01/26	200	211,521
City of Los Angeles (RN)
5.000%, 06/27/24	30,060	30,547,390
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/24	605	610,661
5.000%, 02/01/25	1,555	1,600,967
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,643,747
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	125,604

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/25	150	$151,882
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,085	1,133,206
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/23	3,240	3,254,533
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	127,087
5.000%, 09/01/25	280	288,643
5.000%, 09/01/26	250	262,292
Contra Costa Water District (RB) Series W
5.000%, 10/01/23	1,515	1,519,407
County of Los Angeles (RN)
5.000%, 06/28/24	13,600	13,820,548
County of Riverside (RN)
5.000%, 06/28/24	8,400	8,533,195
County of Riverside CA (RN) Series A
3.700%, 10/19/23	1,090	1,091,079
County of Santa Cruz (RN)
5.000%, 07/05/24	17,500	17,809,356
Delano Union School District (GO) (AGM)
4.000%, 02/01/24	275	275,902
4.000%, 02/01/25	300	303,654
4.000%, 02/01/26	315	322,372
Desert Community College District (GO) Series A-1
4.000%, 08/01/23	1,500	1,500,000
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	510	519,435
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	111,774
5.000%, 06/01/25	150	155,615
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,105,918
East Side Union High School District (GO)
5.000%, 08/01/23	375	375,000
5.000%, 08/01/24	275	280,115
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,304,970
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	$1,541,003
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,015	3,046,455
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,047,434
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	700,689
Evergreen School District (GO)
2.000%, 08/01/23	3,000	3,000,000
Fairfield-Suisun Unified School District (GO)
4.000%, 08/01/23	1,150	1,150,000
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,165	1,187,014
Foothill-Eastern Transportation Corridor Agency (RB) Series A
¤ 6.000%, 01/15/49 (Pre-refunded @ $100, 1/15/24)	9,225	9,345,346
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,940	1,959,653
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	7,700	7,778,004
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	730	730,000
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	8,000	8,155,917
Fresno Unified School District (GO) Series D
2.000%, 08/01/23	1,600	1,600,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	$1,915,000
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,528,344
Glendale Community College District (GO) Series B
4.000%, 08/01/23	525	525,000
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	10,820	11,226,992
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,000,000
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,640,000
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	1,485	1,512,914
Imperial Community College District (GO) Series A
5.000%, 08/01/24	500	508,806
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	200	207,493
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	125	127,402
5.000%, 11/01/25	225	232,808
5.000%, 11/01/26	300	316,177
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,125,000
Jefferson Union High School District (GO)
5.000%, 08/01/24	580	591,017
Jefferson Union High School District (GO) Series A
5.000%, 08/01/24	670	682,727
Kern High School District (GO)
5.000%, 08/01/24	600	610,449
		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
La Quinta Redevelopment Successor Agency (TAN) Series A
	5.000%, 09/01/23	1,500	$1,502,048
¤	5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	1,502,048
¤	5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,020,540
¤	5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/23)	1,000	1,001,365
Lodi Unified School District (GO)
	3.000%, 08/01/23	750	750,000
	5.000%, 08/01/24	600	610,804
	5.000%, 08/01/25	500	519,521
Long Beach Bond Finance Authority (RB)
	5.000%, 08/01/24	685	697,199
Long Beach Community College District (GO) Series D
	4.000%, 08/01/24	1,285	1,295,399
Los Angeles Community College District (GO) Series A
¤	5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,215	1,237,959
¤	5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,115	1,136,069
¤	5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	9,010	9,180,254
¤	5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,018,896
¤	4.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	5,085	5,131,518
Los Angeles Community College District (GO) Series A-1
	5.000%, 08/01/24	7,500	7,644,688
	5.000%, 08/01/25	10,010	10,416,635
Los Angeles Community College District (GO) Series C-1
	5.000%, 08/01/24	3,890	3,965,045

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/24	1,600	$1,627,971
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	8,010	8,150,029
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	301,828
5.000%, 12/01/24	245	251,275
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/24	1,425	1,449,782
Los Angeles Department of Water & Power (RB) Series B
5.000%, 01/01/24	1,100	1,106,671
5.000%, 07/01/24	2,075	2,111,087
5.000%, 07/01/29	1,500	1,511,130
5.000%, 07/01/30	8,000	8,059,362
5.000%, 07/01/31	4,675	4,709,689
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,255,652
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/24	4,000	4,069,564
5.000%, 07/01/26	1,870	1,903,880
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	3,625	3,688,043
5.000%, 07/01/29	1,255	1,276,370
5.000%, 07/01/31	3,575	3,758,936
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	1,068,261
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	325,565
5.000%, 07/01/25	515	534,758
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	5,665	$5,766,607
5.000%, 07/01/25	1,765	1,834,721
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,500	2,544,839
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,034,217
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	4,500	4,572,956
5.000%, 07/01/28	1,625	1,651,345
4.000%, 07/01/31	7,500	7,555,097
Los Rios Community College District (GO)
5.000%, 08/01/25	500	519,521
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/23	1,140	1,139,635
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,770,163
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,770,163
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,997,756
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,540,327
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,023,044
Menifee Union School District (GO) Series C
4.000%, 08/01/23	505	505,000
Merced Community College District (GO)
5.000%, 08/01/24	50	50,876
Midpeninsula Regional Open Space District Field Employees Corp. (GO) Series A
5.000%, 09/01/23	1,415	1,416,886
Modesto Irrigation District (RB) Series B
5.000%, 10/01/23	1,050	1,052,845
5.000%, 10/01/24	2,170	2,215,436
5.000%, 10/01/25	1,025	1,067,279

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Monrovia Unified School District (GO) Series A
5.000%, 08/01/24	1,115	$1,135,959
Morgan Hill Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,752,462
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,436,951
Municipal Improvement Corp. of Los Angeles (RB) Series C
5.000%, 11/01/23	1,650	1,657,031
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,717,589
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	1,750	1,770,289
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	173,974
5.000%, 12/01/25	175	182,625
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	500	508,016
5.000%, 07/01/25	850	881,966
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	506,251
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	1,500	1,500,000
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	215,902
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	910	964,742
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,474,465
5.000%, 02/01/33	1,700	1,797,151
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,720	$5,851,177
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/24	300	305,847
5.000%, 08/01/25	325	338,460
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/24	2,450	2,445,191
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,641,941
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,017,908
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	812,430
5.000%, 08/01/29	500	507,525
4.000%, 08/01/30	3,500	3,514,389
Pleasanton Unified School District (GO)
5.000%, 08/01/24	2,600	2,650,158
Rialto Unified School District (GO)
5.000%, 08/01/24	940	957,669
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,020,005
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,020,005
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	860,586
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	1,231,191
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,048,816
5.000%, 07/01/28	1,000	1,013,681
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	305,868

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/15/25	750	$780,380
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	6,555	6,707,722
San Diego Community College District (GO)
5.000%, 08/01/23	440	440,000
5.000%, 08/01/24	1,250	1,272,508
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/23)	10	10,000
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	7,800	7,899,060
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	2,860,877
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,064,999
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	1,520	1,573,815
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	1,997,890
5.000%, 05/15/24	1,070	1,085,702
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	9,090	9,237,403
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	4,020	4,088,818
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,520	3,583,384
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,105	1,142,784
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,644,430
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	$1,559,974
San Francisco Unified School District (GO)
5.000%, 06/15/24	1,055	1,073,681
5.000%, 06/15/25	1,750	1,813,810
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,515	1,538,178
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	8,755	8,835,462
5.000%, 06/15/24	800	814,166
5.000%, 06/15/25	560	580,419
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/23	315	315,000
San Gabriel Unified School District (GO) Series B
4.000%, 08/01/24	300	302,310
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,545	4,676,640
San Jose Evergreen Community College District (GO) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/24)	1,100	1,122,594
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	572,163
San Jose Financing Authority (RB) Series B
5.000%, 11/01/23	825	828,639
5.000%, 11/01/24	600	614,562
5.000%, 11/01/25	510	533,331
San Jose Unified School District (GO) Series C
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	3,130	3,187,598
¤ 4.500%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	3,875	3,927,428
¤ 4.500%, 08/01/34 (Pre-refunded @ $100, 8/1/24)	4,275	4,332,839

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Lorenzo Unified School District (GO) Series B
4.000%, 08/01/23	700	$700,000
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	797,388
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,070,000
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/23	300	301,505
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,500	1,531,776
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	4,000	4,084,735
5.000%, 09/01/34	4,050	4,135,794
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	500	520,509
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,066,693
San Mateo Union High School District (GO) Series A
4.000%, 09/01/23	1,025	1,025,554
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	125,201
4.000%, 11/01/24	175	176,446
4.000%, 11/01/25	180	182,892
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	985,000
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/24	1,050	1,067,250
5.000%, 08/01/25	375	388,091
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	$996,379
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	5,580	5,650,910
5.000%, 04/01/25	5,000	5,165,460
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,032,263
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	710,000
3.000%, 08/01/24	1,100	1,098,911
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,237,169
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	865,000
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	509,695
Silicon Valley Clean Water (RB) Series A
3.000%, 03/01/24	1,925	1,922,378
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	2,465	2,511,335
Southern California Public Power Authority (RB)
5.000%, 07/01/25	520	540,442
Southern California Public Power Authority (RB) Series A
5.000%, 04/01/24	2,500	2,519,929
5.000%, 07/01/30	3,000	3,021,765
5.000%, 07/01/31	1,465	1,522,106
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/23	820	820,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	$779,758
State of California (GO)
5.000%, 09/01/23	3,770	3,775,457
4.000%, 10/01/23	2,515	2,518,425
5.000%, 10/01/23	5,000	5,014,876
5.000%, 11/01/23	10,590	10,638,031
5.000%, 12/01/23	4,345	4,371,624
3.000%, 03/01/24	5,000	4,997,059
4.000%, 03/01/24	3,350	3,367,771
5.000%, 03/01/24	11,000	11,121,114
5.000%, 04/01/24	18,800	19,036,274
5.000%, 08/01/24	2,510	2,558,422
5.000%, 09/01/24	7,535	7,693,003
4.000%, 10/01/24	1,160	1,173,134
5.000%, 10/01/24	16,610	16,986,532
5.000%, 11/01/24	2,015	2,062,905
5.000%, 12/01/24	3,815	3,912,211
5.500%, 02/01/25	4,460	4,618,286
5.000%, 04/01/25	1,075	1,108,975
5.000%, 10/01/25	900	938,277
5.000%, 11/01/25	1,300	1,304,827
5.000%, 12/01/25	3,095	3,110,680
3.000%, 03/01/26	1,775	1,773,343
5.000%, 08/01/26	3,540	3,756,336
5.000%, 11/01/28	3,000	3,010,914
5.000%, 05/01/29	5,000	5,068,080
5.000%, 05/01/31	5,850	5,930,523
5.000%, 08/01/31	4,540	4,721,028
5.000%, 10/01/31	10,110	10,326,346
5.000%, 04/01/33	4,000	4,048,686
State of California (GO) Series A
5.000%, 11/01/24	10,000	10,237,743
State of California (GO) Series C
5.000%, 09/01/28	1,825	1,905,359
State of California Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,790	1,817,832
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	420	430,702
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,075	3,153,761
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,690	$1,733,286
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/24)	5,000	5,128,066
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,000	10,254,813
Stockton Unified School District (COP)
5.000%, 02/01/26	200	209,113
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,000,000
4.000%, 08/01/24	600	603,667
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,016,626
5.000%, 08/01/28	6,000	6,101,529
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/23	280	280,000
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/23	150	150,557
5.000%, 11/01/24	295	300,813
5.000%, 11/01/25	440	455,752
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	326,201
4.000%, 04/01/25	300	303,082
4.000%, 04/01/26	350	356,101
University of California (RB) Series AM
5.000%, 05/15/25	1,255	1,276,274
University of California (RB) Series BN
5.000%, 05/15/24	15,070	15,310,014
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	140,000
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/23	2,170	2,170,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura Unified School District (GO) Series A
5.000%, 08/01/24	4,860	$4,951,835
Vista Unified School District (COP) (AGM)
5.000%, 10/01/23	1,035	1,037,580
5.000%, 10/01/24	1,195	1,216,585
5.000%, 10/01/25	1,295	1,340,978
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,625	1,648,258
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/23	2,200	2,200,000
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	2,915	2,915,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
6.250%, 06/28/24	3,000	$3,081,137
TOTAL MUNICIPAL BONDS (Cost $870,679,306)		864,414,527

	Shares
INVESTMENT COMPANIES — (1.2%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $10,797,166)	10,804,504	10,796,940
TOTAL INVESTMENTS — (100.0%)
(Cost $881,476,472)^^		$875,211,467

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$864,414,527	—	$864,414,527
Investment Companies	$10,796,940	—	—	10,796,940
TOTAL	$10,796,940	$864,414,527	—	$875,211,467

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,006,943
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	865,726
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,031,826
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	600,000
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	495,141
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	159,300
Beverly Hills Unified School District (GO) Series
4.000%, 08/01/30	1,330	1,407,708
Burbank Unified School District (GO)
5.000%, 08/01/24	300	305,550
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	447,711
4.000%, 08/01/34	525	558,699
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,110,652
5.000%, 02/01/34	1,250	1,327,872
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	5,044,041
5.000%, 02/01/27	1,740	1,787,659
5.000%, 11/15/34	3,000	3,257,986
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,648,753
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	385	$424,269
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	715,256
5.000%, 02/01/29	825	881,692
5.000%, 02/01/30	1,000	1,079,943
California State Public Works Board (RB) Series
5.000%, 12/01/31	1,500	1,772,274
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,338,656
5.000%, 02/01/28	5,030	5,509,138
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,992,373
5.000%, 08/01/35	675	785,021
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	572,528
5.000%, 05/01/28	3,040	3,347,694
California State University (RB) Series A
5.000%, 11/01/25	3,015	3,159,643
5.000%, 11/01/26	1,375	1,470,172
3.250%, 11/01/28	4,000	3,987,802
3.375%, 11/01/29	5,000	5,005,203
5.000%, 11/01/29	1,500	1,708,628
5.000%, 11/01/31	1,100	1,166,987
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	783,282
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,025,908

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	$1,181,118
4.000%, 06/01/26	1,035	1,064,124
5.000%, 03/01/27	1,490	1,544,178
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	87,562
4.000%, 10/01/28	150	158,233
4.000%, 10/01/29	110	117,239
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	454,633
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,610	2,664,869
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	251,901
Chula Vista Elementary School District (GO)
5.000%, 08/01/39	800	912,340
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	283,881
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,030,782
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,017,275
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,286,852
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,389,827
City of Grover Beach (GO)
5.000%, 09/01/23	360	360,480
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	210	227,216
5.000%, 06/01/28	100	110,658
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	555,351
5.000%, 05/15/29	385	436,242
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	$1,592,712
City of Oakland (GO) Series A
5.000%, 01/15/25	500	513,944
City of Pacifica (COP)
5.000%, 01/01/24	250	251,793
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	372,758
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,470,353
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,280,336
5.000%, 11/01/25	1,090	1,139,380
4.000%, 11/01/30	1,270	1,321,764
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	266,769
5.000%, 09/01/28	370	400,715
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	494,302
5.000%, 08/01/32	300	346,479
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,035,178
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,270	1,372,971
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	368,036
5.000%, 10/01/25	400	417,097
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	500,000
5.000%, 08/01/27	165	178,970
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	780	863,906
County of Santa Clara (GO) Series C
5.000%, 08/01/26	900	959,270
5.000%, 08/01/27	3,435	3,747,583

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	$918,173
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	271,010
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	607,435
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	180,269
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	600,301
East Side Union High School District (GO)
5.000%, 08/01/25	275	285,791
5.000%, 08/01/26	325	345,535
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,964,165
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,012,831
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	203,098
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,397,249
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	266,014
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	104,274
Fountain Valley Public Financing Authority (RB) Series A
5.000%, 07/01/24	250	253,872
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	325,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/26	2,660	$2,826,494
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	827,138
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	740,121
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	141,078
4.000%, 08/01/25	100	101,784
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	544,111
4.000%, 08/01/30	1,760	1,819,463
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	225,000
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	509,285
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	275	295,101
5.000%, 11/01/29	350	388,227
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	334,463
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	181,901
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	270,296
Kern High School District (GO)
5.000%, 08/01/25	670	696,159
5.000%, 08/01/26	1,000	1,061,112
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,054
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	695,000
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,809,223

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	$621,239
4.000%, 08/01/26	525	541,189
Lodi Unified School District (GO)
5.000%, 08/01/26	500	530,852
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	350,632
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	722,562
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	155,233
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	223,206
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,360,857
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	620,100
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	340,000
5.000%, 08/01/24	250	254,823
Los Angeles Community College District (GO) Series A-1
5.000%, 08/01/27	2,120	2,307,031
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,290,372
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/26	5,020	5,337,185
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	650,000
Los Angeles Community College District (GO) Series L
5.000%, 08/01/26	2,545	2,705,804
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/28	1,310	$1,456,198
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/25	3,435	3,567,432
5.000%, 07/01/27	3,725	4,049,839
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,000	1,163,594
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	198,977
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	356,065
5.000%, 12/01/26	425	455,431
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,010	1,074,025
5.000%, 07/01/29	4,925	5,078,506
5.000%, 07/01/30	4,010	4,651,539
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	759,299
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	1,665	1,770,546
5.000%, 07/01/27	520	566,155
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	568,730
5.000%, 07/01/30	300	347,995
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	350	356,087
5.000%, 07/01/25	290	301,126
5.000%, 07/01/26	1,680	1,769,613

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	8,435	$8,433,495
5.000%, 07/01/28	855	952,928
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,220	1,241,882
5.000%, 07/01/25	1,010	1,049,897
5.000%, 07/01/26	2,025	2,154,537
5.000%, 07/01/27	1,590	1,732,366
5.000%, 07/01/28	1,055	1,176,351
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	580	631,932
5.000%, 07/01/34	1,830	2,002,859
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,055	3,328,539
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,083,238
Los Rios Community College District (GO)
5.000%, 08/01/26	500	531,592
5.000%, 08/01/27	400	435,289
5.000%, 08/01/28	220	244,264
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	510,000
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	949,076
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	810	888,432
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,021,303
3.000%, 07/01/28	3,420	3,473,569
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,678,695
5.000%, 07/01/25	200	207,673
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	407,916
4.000%, 08/01/26	400	413,615
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/27	250	$262,441
4.000%, 08/01/28	510	542,021
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,155,837
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	101,850
5.000%, 08/01/25	80	83,123
5.000%, 08/01/26	220	233,445
5.000%, 08/01/27	120	130,160
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,501,657
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	943,845
4.000%, 08/01/26	475	490,199
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	797,981
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	604,665
4.000%, 08/01/25	400	407,916
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	332,526
5.000%, 11/01/30	3,775	4,395,593
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,850	4,115,427
5.000%, 11/01/32	1,550	1,655,133
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,183,081
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,025	1,052,746
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	213,137
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,774,467
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	246,844

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	$1,623,376
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	300,000
5.000%, 08/01/24	1,125	1,144,702
5.000%, 08/01/25	1,250	1,294,129
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	914,786
5.000%, 08/01/26	575	606,919
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	503,312
5.000%, 08/01/25	1,290	1,334,275
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,702,518
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	527,756
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	624,606
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,393,976
5.000%, 08/01/28	325	361,811
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	1,000	1,035,752
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	150,000
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	814,405
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,557,086
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,064,063
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pomona Unified School District (GO)
5.000%, 08/01/27	260	$282,013
Redlands Unified School District (GO)
5.000%, 07/01/26	300	317,720
5.000%, 07/01/27	535	579,581
Redwood City School District (GO)
5.000%, 08/01/27	50	54,391
5.000%, 08/01/28	85	94,375
Reed Union School District (GO)
4.000%, 08/01/27	460	483,604
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,123,931
5.000%, 11/01/25	1,255	1,309,626
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	244,850
5.000%, 08/01/29	225	255,062
5.000%, 08/01/30	300	346,697
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	813,368
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	307,724
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,025,745
5.000%, 12/01/25	1,000	1,048,633
5.000%, 12/01/26	360	386,609
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,060	1,129,556
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,560,759
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	959,057
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	461,230

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/26	1,230	$1,314,346
5.000%, 11/01/27	765	836,518
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	1,125	1,151,211
5.000%, 11/15/26	1,565	1,634,992
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	7,695	8,670,076
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,500	1,721,635
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	953,428
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	349,514
5.000%, 05/01/27	160	173,554
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,056,451
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,804,888
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,313,511
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,017,498
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/29	2,410	2,739,856
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	339,731
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	194,240
5.500%, 07/01/25	445	466,608
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	$490,000
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	352,671
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,063,817
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	396,728
4.000%, 07/01/34	95	98,325
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	515,841
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,020	2,187,362
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/28	5,025	5,614,291
5.250%, 10/01/40	4,000	4,648,673
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,276,947
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,759,943
5.000%, 06/15/25	805	832,569
San Francisco Unified School District (GO)
4.000%, 06/15/31	250	263,872
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,625	1,719,709

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,175	$2,355,488
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	826,767
4.000%, 01/15/34	260	272,846
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	100,070
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	572,959
5.000%, 11/01/30	400	467,491
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,334,077
San Juan Unified School District (GO)
3.000%, 08/01/24	610	608,876
3.000%, 08/01/25	1,475	1,472,951
3.000%, 08/01/26	3,135	3,137,850
San Juan Water District (RB)
5.000%, 02/01/26	500	522,783
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	201,325
4.000%, 08/01/25	125	127,522
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	163,787
5.000%, 11/15/29	250	284,055
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	491,155
5.000%, 09/01/28	400	446,509
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,185,323
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,009,038
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	169,467
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/27	140	$145,599
4.000%, 11/01/28	145	152,360
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	100	107,557
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	363,803
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,290,936
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,017,936
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	111,572
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	509,844
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	260,000
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,000	1,136,583
5.000%, 08/01/30	800	926,190
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	519,522
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,039,312
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	712,491
5.000%, 07/01/25	965	1,002,936
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,158,293
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	895,033
3.000%, 08/01/25	200	199,607
4.000%, 08/01/26	280	288,309

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Standard School District (GO) Series A
4.000%, 08/01/24	240	$241,262
State of California (GO)
5.000%, 10/01/23	100	100,298
5.000%, 11/01/23	875	878,969
5.000%, 05/01/24	975	988,855
5.000%, 10/01/24	1,200	1,227,203
5.000%, 12/01/24	750	769,111
5.500%, 02/01/25	1,000	1,035,490
5.000%, 08/01/25	250	259,662
5.000%, 09/01/25	840	874,166
5.000%, 10/01/25	1,750	1,824,427
5.000%, 11/01/25	2,550	2,663,256
3.000%, 03/01/26	3,055	3,052,148
5.000%, 08/01/26	5,835	6,191,588
5.000%, 09/01/26	2,290	2,434,366
5.000%, 12/01/26	4,645	4,965,358
3.000%, 03/01/27	2,525	2,534,185
3.500%, 08/01/27	4,720	4,837,097
5.000%, 08/01/27	8,860	9,617,119
5.000%, 10/01/27	2,525	2,750,714
5.000%, 04/01/28	1,825	2,011,951
5.000%, 08/01/28	3,450	3,794,617
5.000%, 10/01/28	8,955	9,941,082
5.000%, 11/01/28	1,085	1,186,951
5.000%, 04/01/29	7,265	8,185,412
4.000%, 08/01/29	2,800	2,885,286
5.000%, 10/01/29	1,530	1,621,152
5.000%, 11/01/29	1,050	1,193,443
5.000%, 12/01/29	3,055	3,477,879
5.000%, 09/01/30	1,250	1,335,714
5.000%, 10/01/30	3,655	4,228,667
5.000%, 10/01/31	2,000	2,360,184
5.000%, 04/01/33	1,890	2,120,814
4.000%, 11/01/33	1,250	1,299,925
4.000%, 10/01/39	1,500	1,542,890
State of California Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	905,515
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,025,481
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,533,292
Sunnyvale School District (GO)
5.000%, 09/01/25	640	666,690
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	429,750
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	445	$445,000
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	526,220
5.000%, 11/01/28	345	377,283
University of California (RB) Series AV
5.000%, 05/15/32	1,660	1,800,623
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,157,414
University of California (RB) Series BN
5.000%, 05/15/28	3,015	3,353,084
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	350,000
5.000%, 08/01/24	300	305,076
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	520,509
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	102,159
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	808,075
5.000%, 08/01/30	2,780	2,945,406
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,114,285
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	539,687
5.000%, 08/01/26	545	577,501
5.000%, 08/01/27	575	622,096
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	153,761
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	700,000

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Windsor Unified School District (GO)
4.000%, 08/01/26	105	$107,994
TOTAL MUNICIPAL BONDS (Cost $477,510,336)		466,061,096

	Shares	Value†
INVESTMENT COMPANIES — (1.2%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $5,486,491)	5,490,345	$5,486,502
TOTAL INVESTMENTS — (100.0%)
(Cost $482,996,827)^^		$471,547,598

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$466,061,096	—	$466,061,096
Investment Companies	$5,486,502	—	—	5,486,502
TOTAL	$5,486,502	$466,061,096	—	$471,547,598

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (94.6%)
NEW YORK — (94.6%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	$1,525,782
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	289,829
Battery Park City Authority (RB)
5.000%, 11/01/24	5,500	5,622,336
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	2,000	2,072,186
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	1,000	1,010,724
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,000,014
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	509,721
City of New York (GO) Series 1
5.000%, 08/01/23	1,000	1,000,000
City of New York (GO) Series A
5.000%, 08/01/23	725	725,000
5.000%, 08/01/24	4,050	4,122,127
5.000%, 08/01/25	2,360	2,448,885
5.000%, 08/01/27	1,800	1,862,839
City of New York (GO) Series B
3.000%, 08/01/23	460	460,000
City of New York (GO) Series C
5.000%, 08/01/23	510	510,000
5.000%, 08/01/29	500	512,415
City of New York (GO) Series C-1
5.000%, 08/01/23	1,590	1,590,000
City of New York (GO) Series E
5.000%, 08/01/23	1,825	1,825,000
City of New York (GO) Series F-1
5.000%, 08/01/25	275	285,357
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series H
5.000%, 01/01/25	1,500	$1,538,720
5.000%, 08/01/27	1,000	1,001,201
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,513,661
City of New York (GO) Series J
5.000%, 08/01/24	1,715	1,716,778
City of Rochester (GO)
4.000%, 08/02/23	3,025	3,025,040
City of Rochester (GO) Series I
4.500%, 02/28/24	2,000	2,012,068
City of Rochester (GO) Series II_WWW
4.500%, 08/01/24	750	757,233
City of White Plains (GO) Series B
5.000%, 02/15/24	505	509,752
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	297,458
3.000%, 06/15/25	300	299,246
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	750	759,882
Cornwall Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/15/23	500	500,637
County of Chautauqua (GO)
4.000%, 06/01/24	575	577,667
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	330,011
County of Erie (GO) Series A
5.000%, 09/15/23	200	200,419
5.000%, 09/15/24	195	199,157
5.000%, 09/15/25	190	198,133
5.000%, 09/15/26	350	373,034
County of Genesee (GO) (BAM)
3.000%, 03/15/24	365	364,182
County of Nassau (GO) Series B
5.000%, 04/01/24	415	419,859

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
County of Nassau (GO) Series C
5.000%, 10/01/32	515	$556,940
County of Onondaga (GO)
5.000%, 08/15/24	700	714,340
5.000%, 06/15/25	605	628,629
County of Rockland (GO) Series A
5.000%, 09/01/23	750	750,969
County of Schenectady (GO)
5.000%, 06/15/25	140	144,950
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,025,862
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	19,322
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	500,000
Ellenville Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	755,700
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	700	706,782
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	506,660
5.000%, 05/01/25	250	258,246
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	780,256
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/23	360	359,917
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series B
4.750%, 07/11/24	1,000	1,008,591
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Indian River Central School District at Philadelphia (GO) (ST AID WITHHLDG)
4.750%, 06/27/24	750	$757,326
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	584,272
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	352,466
4.000%, 06/15/25	560	569,486
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	194,716
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	558,069
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	260,179
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,105,311
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/24	640	638,930
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	160	163,021
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	307,084
5.000%, 07/01/26	1,145	1,181,797
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,009,783
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	458,630
New Rochelle City School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/23	560	560,801

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 04/05/24	3,000	$3,034,461
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	510	547,976
New York Convention Center Development Corp. (RB)
5.000%, 11/15/23	560	562,294
5.000%, 11/15/25	75	77,524
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/24	4,030	4,074,961
5.000%, 05/01/24	300	303,196
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/24)	3,520	3,554,324
5.000%, 03/15/25	1,685	1,734,030
5.000%, 03/15/26	765	786,038
¤ 5.000%, 03/15/27 (Pre-refunded @ $100, 3/15/25)	1,690	1,742,821
5.000%, 02/15/28	1,790	1,805,605
5.000%, 03/15/29	790	811,348
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	507,021
5.000%, 07/01/34	515	528,548
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,014,042
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	2,365	2,431,269
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	459,485
5.000%, 02/15/25	575	591,985
5.000%, 02/15/29	1,420	1,456,473
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,000	3,029,758
5.000%, 03/15/31	1,630	1,646,168
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	3,130	3,160,855
5.000%, 02/15/25	2,435	2,506,928
5.000%, 03/15/25	780	802,696
5.000%, 02/15/26	755	791,365
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	1,000	1,010,596
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	$1,778,649
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	538,373
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	3,475	3,511,820
5.000%, 03/15/25	2,530	2,603,617
5.000%, 03/15/28	1,000	1,001,924
5.000%, 03/15/30	2,000	2,092,795
5.000%, 03/15/32	680	711,027
5.000%, 03/15/35	615	620,194
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/30	800	828,896
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/25	200	205,820
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	550	546,595
4.000%, 04/26/24	2,500	2,512,026
Odessa-Montour Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	755,633
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	755,433
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	755,766
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	300	302,791
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	750	757,898
Phelps-Clifton Springs Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	1,000	1,007,619

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 12/15/23	250	$250,728
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	383,306
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,005,604
5.000%, 03/15/25	710	729,413
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 5.000%, 10/15/27 (Pre-refunded @ $100, 10/15/24)	4,000	4,082,204
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	510	514,517
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,254,151
Town of Babylon (GO)
3.000%, 07/01/25	375	374,766
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	329,627
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	541,811
Town of Carmel (GO)
3.000%, 09/29/23	2,500	2,498,821
Town of Clarence (GO)
2.250%, 08/01/24	210	206,457
Town of Grand Island (GO)
4.000%, 10/06/23	2,000	2,002,142
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	137,213
5.000%, 07/01/25	140	145,106
Town of Huntington (GO)
2.000%, 12/01/23	220	218,562
		Face Amount	Value†
		(000)
NEW YORK — (Continued)
	Town of Islip (GO)
	4.000%, 10/15/29	685	$704,255
	Town of Islip (GO) Series B
	4.000%, 05/09/24	945	951,654
	Town of North Hempstead (GO) Series A
	3.000%, 04/01/24	425	424,254
	Town of Oyster Bay (GO)
	5.000%, 08/01/24	1,250	1,271,645
	Town of Wallkill (GO)
	5.000%, 07/25/24	1,000	1,013,040
	Triborough Bridge & Tunnel Authority (RB) Series B
	4.000%, 11/15/23	430	430,786
	Triborough Bridge & Tunnel Authority (RB) Series C-2
	5.000%, 05/15/25	1,000	1,033,439
	Trust for Cultural Resources of The City of New York (RB) Series A
¤	5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,015	1,015,000
	Village of Garden City (GO)
	4.000%, 02/16/24	2,250	2,260,511
	Wappingers Central School District (GO) (ST AID WITHHLDG)
	4.500%, 08/10/23	1,015	1,015,124
Δ	0.000%, 08/09/24	1,000	1,009,644
	TOTAL MUNICIPAL BONDS (Cost $148,733,911)		147,447,811

	Shares
INVESTMENT COMPANIES — (5.4%)
BlackRock Liquidity Funds New York Money Fund Portfolio (Cost $8,371,137)	8,371,137	8,371,137
TOTAL INVESTMENTS — (100.0%)
(Cost $157,105,048)^^		$155,818,948

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$147,447,811	—	$147,447,811
Investment Companies	$8,371,137	—	—	8,371,137
TOTAL	$8,371,137	$147,447,811	—	$155,818,948

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,168,514	$34,600,172
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,278,034	23,144,822
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	145,389	5,056,628
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	161,352	5,050,314
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	80,080	2,089,288
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	57,075	1,303,034
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	68,889	1,042,982
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $71,656,510)		$72,287,240

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $25,625)	25,625	25,625
TOTAL INVESTMENTS — (100.0%) (Cost $71,682,135)^^		$72,312,865
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$72,287,240	—	—	$72,287,240
Temporary Cash Investments	25,625	—	—	25,625
TOTAL	$72,312,865	—	—	$72,312,865

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2023, the DFA Commodity Strategy Portfolio held $352,405,110 in the Subsidiary, representing 23.59% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$226,435
U.S. Large Cap Value Portfolio	14,208,685
U.S. Targeted Value Portfolio	9,353,927
U.S. Small Cap Value Portfolio	10,572,282
U.S. Core Equity 1 Portfolio	13,134,928
U.S. Core Equity 2 Portfolio	13,930,597
U.S. Vector Equity Portfolio	2,512,675
U.S. Small Cap Portfolio	9,482,988
U.S. Micro Cap Portfolio	4,838,013
DFA Real Estate Securities Portfolio	5,074,349
Large Cap International Portfolio	4,022,862
International Core Equity Portfolio	25,458,555
International Small Company Portfolio	10,099,996
Global Small Company Portfolio	81,366
Japanese Small Company Portfolio	255,639
Asia Pacific Small Company Portfolio	264,851
United Kingdom Small Company Portfolio	21,249
Continental Small Company Portfolio	636,117
DFA International Real Estate Securities Portfolio	5,129,946
DFA Global Real Estate Securities Portfolio	8,253,473
DFA International Small Cap Value Portfolio	9,934,742
International Vector Equity Portfolio	2,751,087
World ex U.S. Value Portfolio	219,849
World ex U.S. Targeted Value Portfolio	640,414
World ex U.S. Core Equity Portfolio	3,144,439
Selectively Hedged Global Equity Portfolio	172,089
Emerging Markets Portfolio	3,079,213
Emerging Markets Small Cap Portfolio	3,635,012
Emerging Markets Value Portfolio	9,653,830
Emerging Markets Core Equity Portfolio	19,643,714
U.S. Large Cap Equity Portfolio	789,435
DFA Commodity Strategy Portfolio	3,599,359
DFA One-Year Fixed Income Portfolio	4,826,088

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,645,001
DFA Selectively Hedged Global Fixed Income Portfolio	999,352
DFA Short-Term Government Portfolio	1,565,636
DFA Five-Year Global Fixed Income Portfolio	9,117,484
DFA World ex U.S. Government Fixed Income Portfolio	1,199,951
DFA Intermediate Government Fixed Income Portfolio	5,779,752
DFA Short-Term Extended Quality Portfolio	6,095,365
DFA Intermediate-Term Extended Quality Portfolio	1,412,701
DFA Targeted Credit Portfolio	973,111
DFA Investment Grade Portfolio	11,511,713
DFA Inflation-Protected Securities Portfolio	6,147,320
DFA Short-Term Municipal Bond Portfolio	1,701,618
DFA Intermediate-Term Municipal Bond Portfolio	1,553,044
DFA Selective State Municipal Bond Portfolio	387,774
DFA Short-Term Selective State Municipal Bond Portfolio	165,150
DFA California Short-Term Municipal Bond Portfolio	881,485
DFA California Intermediate-Term Municipal Bond Portfolio	483,012
DFA NY Municipal Bond Portfolio	157,105
Dimensional Retirement Income Fund	72,842
Dimensional 2045 Target Date Retirement Income Fund	119,575
Dimensional 2050 Target Date Retirement Income Fund	88,025
Dimensional 2055 Target Date Retirement Income Fund	59,651
Dimensional 2060 Target Date Retirement Income Fund	45,236
Dimensional 2065 Target Date Retirement Income Fund	8,244
Dimensional 2010 Target Date Retirement Income Fund	18,882
Dimensional 2015 Target Date Retirement Income Fund	31,745
Dimensional 2020 Target Date Retirement Income Fund	93,238
Dimensional 2025 Target Date Retirement Income Fund	168,356
Dimensional 2030 Target Date Retirement Income Fund	192,215
Dimensional 2035 Target Date Retirement Income Fund	168,480
Dimensional 2040 Target Date Retirement Income Fund	133,456
DFA Short-Duration Real Return Portfolio	1,821,898
DFA Municipal Real Return Portfolio	1,584,213
DFA Municipal Bond Portfolio	643,164
World Core Equity Portfolio	750,521
DFA LTIP Portfolio	477,205
U.S. Social Core Equity 2 Portfolio	893,317
U.S. Sustainability Core 1 Portfolio	3,741,492
U.S. Sustainability Targeted Value Portfolio	328,355
International Sustainability Core 1 Portfolio	2,765,730
International Social Core Equity Portfolio	1,220,224
Global Social Core Equity Portfolio	46,795
Emerging Markets Social Core Equity Portfolio	1,219,221
VA U.S. Targeted Value Portfolio	510,769
VA U.S. Large Value Portfolio	432,226
VA International Value Portfolio	421,852
VA International Small Portfolio	291,783
VA Short-Term Fixed Portfolio	354,945

Federal Tax Cost
VA Global Bond Portfolio	$311,107
VIT Inflation-Protected Securities Portfolio	229,690
VA Global Moderate Allocation Portfolio	142,104
U.S. Large Cap Growth Portfolio	1,461,428
U.S. Small Cap Growth Portfolio	746,344
International Large Cap Growth Portfolio	478,950
International Small Cap Growth Portfolio	258,694
DFA Social Fixed Income Portfolio	584,069
DFA Diversified Fixed Income Portfolio	2,138,235
U.S. High Relative Profitability Portfolio	3,511,415
International High Relative Profitability Portfolio	1,419,939
VA Equity Allocation Portfolio	95,085
DFA MN Municipal Bond Portfolio	28,195
DFA California Municipal Real Return Portfolio	278,300
DFA Global Core Plus Fixed Income Portfolio	2,770,460
Emerging Markets Sustainability Core 1 Portfolio	902,903
Emerging Markets Targeted Value Portfolio	217,421
DFA Global Sustainability Fixed Income Portfolio	822,754
DFA Oregon Municipal Bond Portfolio	70,291
DFA Global Core Plus Real Return Portfolio	246,451
Emerging Markets ex China Core Equity Portfolio	555,411
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.